UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – June 30, 2013

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2013

Vanguard 500 Index Fund

> For the six months ended June 30, 2013, Vanguard 500 Index Fund closely tracked the 13.82% return of its benchmark, the Standard & Poor’s 500 Index.

> The fund finished with its strongest first half of any year since 1998.

> Financial, health care, and consumer discretionary stocks contributed the most to the fund’s return.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	27
Trustees Approve Advisory Arrangement.	29
Glossary.	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013

Total
Returns
Vanguard 500 Index Fund
Investor Shares	13.74%
Admiral™ Shares	13.81
Signal® Shares	13.80
ETF Shares
Market Price	13.76
Net Asset Value	13.80
S&P 500 Index	13.82
Large-Cap Core Funds Average	13.22
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$131.37	$148.06	$1.332	$0.000
Admiral Shares	131.37	148.05	1.419	0.000
Signal Shares	108.52	122.29	1.173	0.000
ETF Shares	65.19	73.46	0.704	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard 500 Index Fund produced its strongest first-half result in 15 years, despite turbulence late in the six-month period ended June 30, 2013.

For most of the period, U.S. stocks were on the ascent amid signs that the housing recovery was progressing and the job market was perking up. But markets turned rocky after Federal Reserve Chairman Ben Bernanke said June 19 that the central bank might decide to begin scaling back its stimulative bond-buying later this year.

Still, U.S. stocks remained a safe haven for many investors anxious about unrest in Brazil and the Middle East, the recession in Europe, and signs of trouble in China’s economy. Outside the United States, results were muted for stocks in developed markets from Europe to Asia. Stocks in emerging markets tumbled.

The 500 Index Fund returned nearly 14% for the half year, closely tracking its benchmark, the Standard & Poor’s 500 Index, and surpassing the average return of its peer group, which consists of large-capitalization core funds.

All ten industry sectors posted positive returns. Financial, health care, and consumer discretionary stocks contributed the most to the fund’s advance. Information technology stocks, the fund’s largest sector holding, turned in modest results.

2

As domestic stocks rallied, their bond counterparts retreated
While U.S. stocks generated robust returns for the six months, the same cannot be said for the U.S. bond market, which had its worst first-half performance since 1994.

Bond returns, which sputtered along through most of the half year, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than equity investors. Municipal bonds fared worse than taxable issues, returning –2.69%.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as quantitative easing. However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Market Barometer

			Total Returns
		Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

3

Financial and health care stocks were the leading performers
The S&P 500 Index achieved a succession of new highs in March, April, and May amid solid corporate earnings and encouraging U.S. economic data. As I mentioned above, the rally was briefly interrupted in June, when the index slid by more than 1 percent. But that did not significantly detract from the fund’s total return for the period.

For the six months, each of the index’s economic sectors did well, with six of ten posting double-digit gains.

Financials, the second-largest sector, contributed more than a fifth of the index’s overall return with a broad-based advance. Diversified financial services companies and commercial banks profited from better lending conditions and the recovering housing market. Asset managers also thrived as the investing climate kept improving.

Health care was the next-largest contributor to returns. Pharmaceutical and biotech companies were among the best performers for the half-year as the industry continued to benefit from favorable rulings by the Food and Drug Administration and improved pipelines of new medicines. Health care providers and services also turned in impressive results.

The consumer discretionary sector performed strongly, too. U.S. consumers were more confident about the economy and employment than they have been in

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	0.05%	1.15%

The fund expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: Large-Cap Core Funds.

4

several years. They spent more on entertainment, shopping, and eating out. Media companies, including cable and satellite operators, notched gains. Specialty retailers, hotels, and restaurants did well.

The index did not benefit as much from its heavy weighting in information technology, which turned in the second-lowest sector return for the period. Some personal computer manufacturers did better by cutting costs. But the sector was hurt most by its holdings in the tablet and smartphone business; competition in it is fierce, and several key players fell short of earnings expectations as new products failed to deliver.

In pursuing investment goals, long-term asset mix is key
As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change. In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 11, 2013

5

500 Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.05%	0.05%	0.05%
30-Day SEC Yield	2.03%	2.15%	2.15%	2.15%

Portfolio Characteristics
			DJ U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	503	500	3,622
Median Market Cap	$61.8B	$61.8B	$38.5B
Price/Earnings Ratio	17.2x	17.2x	18.4x
Price/Book Ratio	2.4x	2.4x	2.3x
Return on Equity	18.0%	17.9%	16.4%
Earnings Growth Rate	10.5%	10.5%	10.7%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	2%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Consumer Discretionary	12.2%	12.2%	13.0%
Consumer Staples	10.5	10.5	9.2
Energy	10.5	10.5	9.7
Financials	16.7	16.7	17.9
Health Care	12.7	12.7	12.3
Industrials	10.2	10.2	11.1
Information Technology	17.8	17.8	17.2
Materials	3.3	3.3	3.7
Telecommunication
Services	2.8	2.8	2.5
Utilities	3.3	3.3	3.4

Volatility Measures
		DJ U.S.
		Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil & Gas	2.8%
Apple Inc.	Computer Hardware	2.6
Microsoft Corp.	Systems Software	1.8
Johnson & Johnson	Pharmaceuticals	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Google Inc.	Internet Software &
	Services	1.6
Chevron Corp.	Integrated Oil & Gas	1.6
Procter & Gamble Co.	Household Products	1.5
Berkshire Hathaway Inc. Property & Casualty
	Insurance	1.4
Wells Fargo & Co.	Diversified Banks	1.4
Top Ten		18.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares.

6

500 Index Fund

Investment Focus

7

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	20.42%	6.91%	7.18%
Admiral Shares	11/13/2000	20.55	7.03	7.28
Signal Shares	9/29/2006	20.55	7.03	5.021
ETF Shares	9/7/2010
Market Price		20.56	—	17.18[1]
Net Asset Value		20.55	—	17.18[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.2%)
	Walt Disney Co.	17,249,509	1,089,306
	Home Depot Inc.	13,991,536	1,083,924
	Comcast Corp. Class A	23,918,255	1,001,696
*	Amazon.com Inc.	3,488,267	968,657
	McDonald’s Corp.	9,602,377	950,635
	News Corp. Class A	19,092,760	622,424
	Ford Motor Co.	37,653,296	582,496
	Time Warner Inc.	8,928,388	516,239
	Starbucks Corp.	7,171,027	469,631
	NIKE Inc. Class B	6,932,789	441,480
	Target Corp.	6,146,241	423,230
	Lowe’s Cos. Inc.	10,271,635	420,110
*	priceline.com Inc.	494,030	408,627
	TJX Cos. Inc.	6,893,961	345,112
*	DIRECTV	5,349,784	329,654
	Time Warner Cable Inc.	2,786,851	313,465
	Yum! Brands Inc.	4,308,475	298,750
	Viacom Inc. Class B	4,273,002	290,778
	CBS Corp. Class B	5,465,556	267,102
*	General Motors Co.	7,373,411	245,608
	Johnson Controls Inc.	6,560,833	234,812
*	Discovery
	Communications Inc.
	Class A	2,343,862	180,970
	Macy’s Inc.	3,674,620	176,382
	VF Corp.	839,169	162,010
	Omnicom Group Inc.	2,476,680	155,709
	Coach Inc.	2,691,304	153,646
	Mattel Inc.	3,308,232	149,896
*	Bed Bath & Beyond Inc.	2,093,612	148,437
*	AutoZone Inc.	347,971	147,432
	Carnival Corp.	4,252,663	145,824
*	Dollar General Corp.	2,884,894	145,485
	Delphi Automotive plc	2,784,878	141,165
	Ross Stores Inc.	2,105,286	136,444
*	O’Reilly Automotive Inc.	1,058,034	119,156
	Starwood Hotels &
	Resorts Worldwide Inc.	1,863,473	117,753
	Harley-Davidson Inc.	2,146,719	117,683

			Market
			Value
		Shares	($000)
	Gap Inc.	2,777,114	115,889
	Genuine Parts Co.	1,484,269	115,877
*	Netflix Inc.	537,742	113,512
	L Brands Inc.	2,300,519	113,301
*	Dollar Tree Inc.	2,143,817	108,992
*	Chipotle Mexican Grill
	Inc. Class A	296,063	107,871
	Ralph Lauren Corp.
	Class A	583,299	101,342
	Staples Inc.	6,358,987	100,853
*	CarMax Inc.	2,150,820	99,282
	Kohl’s Corp.	1,951,491	98,570
	Wynn Resorts Ltd.	764,243	97,823
	PVH Corp.	776,249	97,070
*	BorgWarner Inc.	1,106,766	95,348
	Marriott International Inc.	2,294,473	92,628
	Whirlpool Corp.	758,157	86,703
	Nordstrom Inc.	1,424,315	85,373
	Tiffany & Co.	1,148,628	83,666
	Wyndham Worldwide
	Corp.	1,301,337	74,475
	Newell Rubbermaid Inc.	2,763,191	72,534
	H&R Block Inc.	2,608,231	72,378
	Best Buy Co. Inc.	2,571,491	70,279
	PetSmart Inc.	989,521	66,288
*	TripAdvisor Inc.	1,057,373	64,362
	Darden Restaurants Inc.	1,243,246	62,759
*	PulteGroup Inc.	3,266,108	61,958
	Interpublic Group of
	Cos. Inc.	4,103,204	59,702
	DR Horton Inc.	2,685,277	57,143
	Lennar Corp. Class A	1,584,644	57,111
	Family Dollar Stores Inc.	913,848	56,942
	Scripps Networks
	Interactive Inc. Class A	814,266	54,360
	Expedia Inc.	893,114	53,721
	Gannett Co. Inc.	2,192,212	53,621
*	Fossil Group Inc.	505,758	52,250
	Comcast Corp.	1,304,720	51,758
	Hasbro Inc.	1,102,772	49,437
	GameStop Corp. Class A	1,139,753	47,904

9

500 Index Fund

			Market
			Value
		Shares	($000)
^	Leggett & Platt Inc.	1,368,610	42,550
*	Urban Outfitters Inc.	1,055,465	42,451
	International Game
	Technology	2,494,066	41,676
	Garmin Ltd.	1,048,991	37,931
*	Goodyear Tire &
	Rubber Co.	2,355,119	36,010
	Harman International
	Industries Inc.	651,823	35,329
	Cablevision Systems
	Corp. Class A	2,075,183	34,905
	Abercrombie & Fitch Co.	751,420	34,002
*,^	JC Penney Co. Inc.	1,373,588	23,461
	Washington Post Co.
	Class B	43,417	21,004
*	AutoNation Inc.	372,484	16,162
*	Apollo Group Inc. Class A	182	3
			16,720,294
Consumer Staples (10.5%)
	Procter & Gamble Co.	26,251,222	2,021,082
	Coca-Cola Co.	36,686,110	1,471,480
	Philip Morris
	International Inc.	15,664,957	1,356,899
	PepsiCo Inc.	14,811,609	1,211,441
	Wal-Mart Stores Inc.	15,692,051	1,168,901
	Altria Group Inc.	19,238,995	673,172
	CVS Caremark Corp.	11,727,295	670,567
	Mondelez International
	Inc. Class A	17,091,577	487,623
	Colgate-Palmolive Co.	8,397,754	481,107
	Costco Wholesale Corp.	4,182,539	462,463
	Walgreen Co.	8,258,260	365,015
	Kimberly-Clark Corp.	3,683,739	357,838
	Kraft Foods Group Inc.	5,693,862	318,116
	General Mills Inc.	6,174,511	299,649
	Archer-Daniels-Midland
	Co.	6,312,222	214,047
	Sysco Corp.	5,684,381	194,178
	Kroger Co.	4,981,121	172,048
	Whole Foods Market Inc.	3,303,745	170,077
	Lorillard Inc.	3,618,109	158,039
	Kellogg Co.	2,430,559	156,115
	Mead Johnson
	Nutrition Co.	1,939,236	153,646
	Estee Lauder Cos. Inc.
	Class A	2,303,195	151,481
	Reynolds American Inc.	3,049,211	147,490
	ConAgra Foods Inc.	3,992,126	139,445
	Hershey Co.	1,435,682	128,178
	JM Smucker Co.	1,027,238	105,960
	Clorox Co.	1,261,073	104,846
	Brown-Forman Corp.
	Class B	1,452,576	98,122
	Beam Inc.	1,540,913	97,247
	Dr Pepper Snapple
	Group Inc.	1,954,393	89,765

			Market
			Value
		Shares	($000)
	McCormick & Co. Inc.	1,263,296	88,885
	Avon Products Inc.	4,148,246	87,238
	Coca-Cola Enterprises Inc.	2,467,273	86,749
*	Monster Beverage Corp.	1,382,898	84,039
*	Constellation Brands Inc.
	Class A	1,476,049	76,932
	Campbell Soup Co.	1,709,595	76,573
	Molson Coors Brewing
	Co. Class B	1,504,072	71,985
	Tyson Foods Inc. Class A	2,718,940	69,822
	Safeway Inc.	2,309,192	54,635
	Hormel Foods Corp.	1,293,625	49,908
			14,372,803
Energy (10.5%)
	Exxon Mobil Corp.	42,587,589	3,847,789
	Chevron Corp.	18,571,600	2,197,763
	Schlumberger Ltd.	12,733,531	912,485
	ConocoPhillips	11,710,677	708,496
	Occidental Petroleum
	Corp.	7,716,407	688,535
	Anadarko Petroleum Corp.	4,803,058	412,727
	Halliburton Co.	8,927,061	372,437
	Phillips 66	5,931,010	349,396
	EOG Resources Inc.	2,605,947	343,151
	Apache Corp.	3,753,154	314,627
	National Oilwell Varco Inc.	4,092,439	281,969
	Marathon Oil Corp.	6,788,993	234,763
	Kinder Morgan Inc.	6,051,384	230,860
	Marathon Petroleum
	Corp.	3,110,791	221,053
	Spectra Energy Corp.	6,409,568	220,874
	Williams Cos. Inc.	6,538,837	212,316
	Noble Energy Inc.	3,439,904	206,532
	Baker Hughes Inc.	4,231,772	195,212
	Hess Corp.	2,860,603	190,201
	Pioneer Natural
	Resources Co.	1,308,107	189,348
	Devon Energy Corp.	3,616,480	187,623
	Valero Energy Corp.	5,223,527	181,622
*	Cameron International
	Corp.	2,375,711	145,298
	Cabot Oil & Gas Corp.	2,018,477	143,352
	Ensco plc Class A	2,231,352	129,686
*	FMC Technologies Inc.	2,271,773	126,492
*	Southwestern Energy Co.	3,366,785	122,989
	Range Resources Corp.	1,561,860	120,763
	EQT Corp.	1,440,867	114,362
	Murphy Oil Corp.	1,737,625	105,804
	Chesapeake Energy Corp.	4,970,254	101,294
	Noble Corp.	2,425,780	91,161
	Tesoro Corp.	1,300,836	68,060
	Helmerich & Payne Inc.	1,019,167	63,647
*	Denbury Resources Inc.	3,574,104	61,903
	CONSOL Energy Inc.	2,189,733	59,342
	QEP Resources Inc.	1,716,943	47,697

10

500 Index Fund

			Market
			Value
		Shares	($000)
	Diamond Offshore
	Drilling Inc.	665,793	45,800
	Nabors Industries Ltd.	2,821,847	43,202
*	Rowan Cos. plc Class A	1,189,522	40,527
	Peabody Energy Corp.	2,582,436	37,807
*	WPX Energy Inc.	1,920,597	36,376
*	Newfield Exploration Co.	1,299,241	31,039
			14,436,380
Financials (16.6%)
	Wells Fargo & Co.	47,177,981	1,947,035
	JPMorgan Chase & Co.	36,201,886	1,911,098
*	Berkshire Hathaway
	Inc. Class B	15,944,283	1,784,484
	Citigroup Inc.	29,144,902	1,398,081
	Bank of America Corp.	103,255,016	1,327,860
	American Express Co.	9,154,808	684,413
	US Bancorp	17,715,951	640,432
*	American International
	Group Inc.	14,140,488	632,080
	Goldman Sachs
	Group Inc.	4,128,090	624,374
	MetLife Inc.	10,488,020	479,932
	Simon Property Group Inc.	2,977,234	470,165
	PNC Financial Services
	Group Inc.	5,070,795	369,762
	Capital One Financial
	Corp.	5,595,084	351,427
	Prudential Financial Inc.	4,463,329	325,957
	Morgan Stanley	13,141,858	321,056
	Bank of New York
	Mellon Corp.	11,116,722	311,824
	BlackRock Inc.	1,195,727	307,122
	ACE Ltd.	3,258,135	291,538
	Travelers Cos. Inc.	3,605,262	288,133
	State Street Corp.	4,368,183	284,849
	American Tower
	Corporation	3,787,895	277,160
	Aflac Inc.	4,465,528	259,537
	BB&T Corp.	6,720,804	227,701
	Charles Schwab Corp.	10,543,317	223,835
	Discover Financial
	Services	4,697,300	223,779
	CME Group Inc.	2,942,079	223,539
	Allstate Corp.	4,488,617	215,992
	Public Storage	1,382,625	211,998
	Marsh & McLennan
	Cos. Inc.	5,272,168	210,465
	Chubb Corp.	2,482,287	210,126
	HCP Inc.	4,353,094	197,805
	Ventas Inc.	2,807,877	195,035
	Aon plc	2,960,789	190,527
	Health Care REIT Inc.	2,724,229	182,605
	T. Rowe Price Group Inc.	2,483,871	181,695
	Franklin Resources Inc.	1,323,633	180,041
	Prologis Inc.	4,771,922	179,997
	Equity Residential	3,070,056	178,247

			Market
			Value
		Shares	($000)
*	Berkshire Hathaway Inc.
	Class A	1,019	171,803
	SunTrust Banks Inc.	5,162,085	162,967
	Weyerhaeuser Co.	5,523,275	157,358
	AvalonBay
	Communities Inc.	1,164,848	157,150
	Ameriprise Financial Inc.	1,930,221	156,116
	Boston Properties Inc.	1,453,312	153,281
	Fifth Third Bancorp	8,377,319	151,211
	McGraw Hill Financial Inc.	2,625,325	139,641
	Invesco Ltd.	4,258,754	135,428
	Hartford Financial
	Services Group Inc.	4,366,495	135,012
	Vornado Realty Trust	1,629,296	134,987
	Progressive Corp.	5,308,233	134,935
	M&T Bank Corp.	1,173,806	131,173
	Loews Corp.	2,943,164	130,676
	Regions Financial Corp.	13,537,318	129,011
*	IntercontinentalExchange
	Inc.	696,950	123,890
	Northern Trust Corp.	2,085,219	120,734
	Host Hotels & Resorts Inc.	7,133,010	120,334
	Moody’s Corp.	1,857,311	113,166
	Principal Financial Group
	Inc.	2,641,684	98,931
	KeyCorp	8,816,674	97,336
	SLM Corp.	4,254,604	97,260
	NYSE Euronext	2,327,377	96,353
	Lincoln National Corp.	2,571,282	93,775
	XL Group plc Class A	2,774,756	84,131
	Kimco Realty Corp.	3,914,970	83,898
	Macerich Co.	1,316,892	80,291
	Unum Group	2,556,601	75,087
	Leucadia National Corp.	2,825,908	74,095
	Plum Creek Timber Co.
	Inc.	1,559,701	72,791
	Comerica Inc.	1,787,594	71,200
*	CBRE Group Inc. Class A	2,908,576	67,944
	Cincinnati Financial Corp.	1,407,557	64,607
	Huntington
	Bancshares Inc.	8,033,596	63,305
	Torchmark Corp.	885,754	57,698
*	Genworth Financial Inc.
	Class A	4,722,850	53,888
	Zions Bancorporation	1,764,670	50,964
	People’s United
	Financial Inc.	3,247,211	48,383
	Apartment Investment
	& Management Co.
	Class A	1,397,418	41,978
	Hudson City Bancorp Inc.	4,553,160	41,707
	Assurant Inc.	738,408	37,592
	NASDAQ OMX Group Inc.	1,127,461	36,969
*	E*TRADE Financial Corp.	2,751,407	34,833
	Legg Mason Inc.	1,069,377	33,161
			22,838,756

11

500 Index Fund

			Market
			Value
		Shares	($000)
Health Care (12.7%)
	Johnson & Johnson	26,903,656	2,309,948
	Pfizer Inc.	63,925,999	1,790,567
	Merck & Co. Inc.	28,922,004	1,343,427
*	Gilead Sciences Inc.	14,609,893	748,173
	Amgen Inc.	7,183,283	708,703
	Bristol-Myers Squibb Co.	15,732,376	703,080
	UnitedHealth Group Inc.	9,769,666	639,718
	AbbVie Inc.	15,169,034	627,088
	Abbott Laboratories	14,930,805	520,786
	Medtronic Inc.	9,686,815	498,580
*	Biogen Idec Inc.	2,273,586	489,276
*	Express Scripts
	Holding Co.	7,818,830	482,344
*	Celgene Corp.	3,995,168	467,075
	Eli Lilly & Co.	9,495,396	466,414
	Baxter International Inc.	5,190,779	359,565
	Thermo Fisher
	Scientific Inc.	3,437,743	290,936
	Covidien plc	4,506,204	283,170
	McKesson Corp.	2,170,492	248,521
	Allergan Inc.	2,838,860	239,146
	WellPoint Inc.	2,876,796	235,437
	Aetna Inc.	3,622,795	230,192
	Cigna Corp.	2,732,799	198,101
*	Intuitive Surgical Inc.	384,662	194,862
	Becton Dickinson and Co.	1,860,478	183,871
	Stryker Corp.	2,751,907	177,993
*	Alexion
	Pharmaceuticals Inc.	1,869,066	172,403
*	Regeneron
	Pharmaceuticals Inc.	731,592	164,520
	Cardinal Health Inc.	3,273,930	154,530
*	Actavis Inc.	1,223,538	154,435
	Zoetis Inc.	4,780,900	147,682
	Agilent Technologies Inc.	3,299,388	141,082
*	Cerner Corp.	1,399,249	134,454
	Humana Inc.	1,508,516	127,289
	St. Jude Medical Inc.	2,713,991	123,839
	AmerisourceBergen
	Corp. Class A	2,211,569	123,472
*	Life Technologies Corp.	1,650,228	122,133
	Zimmer Holdings Inc.	1,612,528	120,843
*	Boston Scientific Corp.	12,921,600	119,783
*	Mylan Inc.	3,650,003	113,260
	Perrigo Co.	846,627	102,442
*	DaVita HealthCare
	Partners Inc.	810,591	97,919
*	Forest Laboratories Inc.	2,247,590	92,151
	Quest Diagnostics Inc.	1,513,540	91,766
*	Laboratory Corp. of
	America Holdings	890,398	89,129
*	Waters Corp.	820,719	82,113
	CR Bard Inc.	716,844	77,907
*	CareFusion Corp.	2,105,288	77,580

			Market
			Value
		Shares	($000)
*	Edwards Lifesciences
	Corp.	1,081,874	72,702
*	Varian Medical
	Systems Inc.	1,038,447	70,043
*	Hospira Inc.	1,585,055	60,723
	DENTSPLY
	International Inc.	1,372,277	56,208
*	Tenet Healthcare Corp.	991,282	45,698
	PerkinElmer Inc.	1,073,630	34,893
	Patterson Cos. Inc.	802,417	30,171
			17,438,143
Industrials (10.1%)
	General Electric Co.	99,038,154	2,296,695
	United Technologies
	Corp.	8,100,660	752,875
	Union Pacific Corp.	4,470,828	689,759
	Boeing Co.	6,539,953	669,953
	3M Co.	6,081,861	665,051
	Honeywell
	International Inc.	7,535,803	597,891
	United Parcel Service Inc.
	Class B	6,805,214	588,515
	Caterpillar Inc.	6,297,390	519,472
	Emerson Electric Co.	6,885,269	375,523
	Danaher Corp.	5,573,142	352,780
	Precision Castparts Corp.	1,401,584	316,772
	Deere & Co.	3,716,698	301,982
	Eaton Corp. plc	4,531,333	298,207
	FedEx Corp.	2,822,482	278,240
	Lockheed Martin Corp.	2,547,050	276,253
	Illinois Tool Works Inc.	3,969,123	274,544
	General Dynamics Corp.	3,179,844	249,077
	CSX Corp.	9,788,301	226,991
	Norfolk Southern Corp.	3,017,908	219,251
	Raytheon Co.	3,109,072	205,572
	Northrop Grumman Corp.	2,252,453	186,503
	Cummins Inc.	1,690,030	183,301
	PACCAR Inc.	3,387,928	181,796
	Waste Management Inc.	4,204,755	169,578
	Ingersoll-Rand plc	2,662,406	147,817
	Tyco International Ltd.	4,444,151	146,435
	WW Grainger Inc.	572,837	144,458
	Parker Hannifin Corp.	1,429,512	136,375
	Dover Corp.	1,638,752	127,265
	Stanley Black &
	Decker Inc.	1,550,746	119,873
	Fastenal Co.	2,585,699	118,554
	Roper Industries Inc.	948,322	117,801
	Pentair Ltd.	1,956,800	112,888
	Kansas City Southern	1,055,296	111,819
	Rockwell Automation Inc.	1,337,577	111,206
	Republic Services Inc.
	Class A	2,842,407	96,471
	Fluor Corp.	1,559,946	92,520
*	Stericycle Inc.	826,332	91,252

12

500 Index Fund

			Market
			Value
		Shares	($000)
	Southwest Airlines Co.	6,918,173	89,175
	CH Robinson
	Worldwide Inc.	1,537,809	86,594
	ADT Corp.	2,095,503	83,506
	Rockwell Collins Inc.	1,299,369	82,393
	Expeditors International
	of Washington Inc.	1,978,914	75,219
	Flowserve Corp.	1,369,457	73,964
	L-3 Communications
	Holdings Inc.	861,978	73,906
	Pall Corp.	1,068,604	70,987
	Textron Inc.	2,661,247	69,325
*	Jacobs Engineering
	Group Inc.	1,252,704	69,062
	Equifax Inc.	1,155,141	68,072
	Masco Corp.	3,418,071	66,618
*	Quanta Services Inc.	2,039,508	53,965
	Snap-on Inc.	558,096	49,883
	Joy Global Inc.	1,017,722	49,390
	Xylem Inc.	1,774,657	47,809
	Cintas Corp.	997,472	45,425
	Robert Half
	International Inc.	1,336,537	44,413
	Iron Mountain Inc.	1,607,041	42,763
	Avery Dennison Corp.	953,754	40,783
	Dun & Bradstreet Corp.	383,148	37,338
	Ryder System Inc.	498,037	30,276
^	Pitney Bowes Inc.	1,932,609	28,371
			13,930,552
Information Technology (17.7%)
	Apple Inc.	8,990,428	3,560,929
	Microsoft Corp.	71,988,603	2,485,766
*	Google Inc. Class A	2,573,908	2,265,991
	International Business
	Machines Corp.	9,982,835	1,907,820
	Cisco Systems Inc.	51,188,256	1,244,386
	Intel Corp.	47,612,471	1,153,174
	Oracle Corp.	35,192,764	1,081,122
	QUALCOMM Inc.	16,549,262	1,010,829
	Visa Inc. Class A	4,854,170	887,100
*	eBay Inc.	11,187,199	578,602
	Mastercard Inc. Class A	1,001,359	575,281
	EMC Corp.	20,121,943	475,280
	Hewlett-Packard Co.	18,471,743	458,099
	Accenture plc Class A	6,226,441	448,055
	Texas Instruments Inc.	10,623,501	370,441
	Automatic Data
	Processing Inc.	4,647,394	320,020
*	Yahoo! Inc.	9,125,153	229,133
*	Adobe Systems Inc.	4,807,559	219,032
	Corning Inc.	14,128,414	201,047
*	Salesforce.com Inc.	5,198,387	198,474
	Dell Inc.	14,057,369	187,666
	TE Connectivity Ltd.	3,978,964	181,202
*	Cognizant Technology
	Solutions Corp. Class A	2,888,826	180,869

			Market
			Value
		Shares	($000)
	Applied Materials Inc.	11,508,910	171,598
	Broadcom Corp. Class A	5,031,506	169,864
	Intuit Inc.	2,673,321	163,153
	Motorola Solutions Inc.	2,601,863	150,206
	Symantec Corp.	6,672,374	149,928
*	SanDisk Corp.	2,330,613	142,400
*	Micron Technology Inc.	9,866,361	141,385
	Seagate Technology plc	3,056,447	137,021
	Analog Devices Inc.	2,951,577	132,998
*	NetApp Inc.	3,452,201	130,424
	Western Digital Corp.	2,037,632	126,517
	Fidelity National
	Information Services Inc.	2,807,385	120,268
	Amphenol Corp. Class A	1,530,762	119,308
	Paychex Inc.	3,101,943	113,283
*	Fiserv Inc.	1,275,417	111,484
*	Citrix Systems Inc.	1,792,204	108,124
	Xerox Corp.	11,760,896	106,671
	Altera Corp.	3,066,310	101,158
	Xilinx Inc.	2,527,304	100,107
*	Juniper Networks Inc.	4,848,913	93,633
	Western Union Co.	5,335,945	91,298
	CA Inc.	3,172,445	90,827
	KLA-Tencor Corp.	1,588,812	88,544
*	Red Hat Inc.	1,815,922	86,837
	Linear Technology Corp.	2,234,085	82,304
*	Teradata Corp.	1,565,051	78,613
	NVIDIA Corp.	5,535,254	77,660
*	Autodesk Inc.	2,153,138	73,077
*	Akamai Technologies Inc.	1,701,934	72,417
	Microchip Technology Inc.	1,888,167	70,334
*	Lam Research Corp.	1,558,498	69,104
*	Electronic Arts Inc.	2,898,647	66,582
*	VeriSign Inc.	1,443,754	64,478
	Computer Sciences Corp.	1,438,900	62,981
*	BMC Software Inc.	1,268,612	57,265
*	F5 Networks Inc.	754,740	51,926
	Harris Corp.	1,049,529	51,689
	Molex Inc.	1,323,418	38,829
	SAIC Inc.	2,726,952	37,986
	Total System Services Inc.	1,540,405	37,709
*	LSI Corp.	5,271,427	37,638
	FLIR Systems Inc.	1,360,887	36,703
	Jabil Circuit Inc.	1,768,850	36,049
*	JDS Uniphase Corp.	2,268,876	32,626
*	Teradyne Inc.	1,828,680	32,130
*	First Solar Inc.	637,350	28,509
*,^	Advanced Micro
	Devices Inc.	5,825,350	23,767
	Molex Inc. Class A	4,051	101
			24,387,831
Materials (3.3%)
	Monsanto Co.	5,113,069	505,171
	EI du Pont de Nemours
	& Co.	8,816,220	462,852
	Dow Chemical Co.	11,585,489	372,705

13

500 Index Fund

			Market
			Value
		Shares	($000)
	Praxair Inc.	2,832,705	326,214
	Freeport-McMoRan
	Copper & Gold Inc.	9,943,982	274,553
	LyondellBasell Industries
	NV Class A	3,638,011	241,055
	Ecolab Inc.	2,551,687	217,378
	PPG Industries Inc.	1,366,255	200,033
	International Paper Co.	4,260,745	188,794
	Air Products &
	Chemicals Inc.	1,995,359	182,715
	Sherwin-Williams Co.	820,088	144,828
	Newmont Mining Corp.	4,762,324	142,632
	Mosaic Co.	2,650,609	142,629
	Nucor Corp.	3,043,681	131,852
	Eastman Chemical Co.	1,484,694	103,943
	CF Industries
	Holdings Inc.	567,810	97,379
	Sigma-Aldrich Corp.	1,152,521	92,617
	Alcoa Inc.	10,242,678	80,098
	FMC Corp.	1,303,780	79,609
	Vulcan Materials Co.	1,244,616	60,252
	Airgas Inc.	631,152	60,250
	Ball Corp.	1,424,839	59,188
	International Flavors &
	Fragrances Inc.	780,468	58,660
	MeadWestvaco Corp.	1,694,856	57,812
	Sealed Air Corp.	1,875,746	44,924
*	Owens-Illinois Inc.	1,575,540	43,784
	Bemis Co. Inc.	985,450	38,571
	Allegheny
	Technologies Inc.	1,035,583	27,246
^	United States Steel Corp.	1,383,992	24,261
^	Cliffs Natural
	Resources Inc.	1,468,512	23,863
			4,485,868
Telecommunication Services (2.8%)
	AT&T Inc.	51,529,881	1,824,158
	Verizon
	Communications Inc.	27,403,859	1,379,510
	CenturyLink Inc.	5,833,397	206,211
*	Crown Castle
	International Corp.	2,807,871	203,262
*	Sprint Nextel Corp.	28,906,462	202,923
^	Windstream Corp.	5,677,456	43,773
^	Frontier
	Communications Corp.	9,556,528	38,704
			3,898,541
Utilities (3.3%)
	Duke Energy Corp.	6,759,543	456,269
	Southern Co.	8,336,643	367,896
	NextEra Energy Inc.	4,067,169	331,393
	Dominion Resources Inc.	5,532,941	314,382
	Exelon Corp.	8,197,287	253,132

			Market
			Value
		Shares	($000)
	American Electric
	Power Co. Inc.	4,655,363	208,467
	PG&E Corp.	4,235,073	193,670
	Sempra Energy	2,158,898	176,512
	PPL Corp.	5,673,411	171,677
	Consolidated Edison Inc.	2,805,329	163,579
	Public Service Enterprise
	Group Inc.	4,846,162	158,276
	Edison International	3,120,538	150,285
	FirstEnergy Corp.	4,005,669	149,572
	Xcel Energy Inc.	4,762,553	134,971
	Northeast Utilities	3,013,458	126,626
	Entergy Corp.	1,706,591	118,915
	DTE Energy Co.	1,666,113	111,646
	CenterPoint Energy Inc.	4,104,451	96,414
	Wisconsin Energy Corp.	2,190,642	89,794
	NiSource Inc.	2,988,667	85,595
	NRG Energy Inc.	3,088,787	82,471
	ONEOK Inc.	1,974,052	81,548
	Ameren Corp.	2,323,906	80,035
	AES Corp.	5,934,743	71,158
	CMS Energy Corp.	2,545,214	69,153
	SCANA Corp.	1,336,057	65,600
	Pinnacle West Capital
	Corp.	1,053,028	58,411
	AGL Resources Inc.	1,131,897	48,513
	Pepco Holdings Inc.	2,380,851	47,998
	Integrys Energy Group Inc.	757,801	44,354
	TECO Energy Inc.	1,961,848	33,724
			4,542,036
Total Common Stocks
(Cost $84,066,906)			137,051,204
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.127%	663,495,929	663,496

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount Notes,
	0.085%-0.110%, 8/21/13	14,300	14,297
[4,5]	Fannie Mae Discount Notes,
	0.145%, 12/26/13	1,000	999
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.085%, 10/23/13	5,000	4,998
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.090%, 10/25/13	7,000	6,997

14

500 Index Fund

	Face	Market
	Amount	Value
	($000)	($000)
[5,6] Federal Home Loan Bank
Discount Notes,
0.100%, 11/13/13	1,500	1,499
[4,5] Freddie Mac Discount Notes,
0.130%, 9/16/13	4,100	4,099
		32,889
Total Temporary Cash Investments
(Cost $696,388)		696,385
Total Investments (100.2%)
(Cost $84,763,294)		137,747,589
Other Assets and Liabilities (-0.2%)
Other Assets		531,258
Liabilities[3]		(770,697)
		(239,439)
Net Assets (100%)		137,508,150

At June 30, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		87,703,178
Overdistributed Net
Investment Income		(81,821)
Accumulated Net Realized Losses		(3,090,856)
Unrealized Appreciation (Depreciation)
Investment Securities		52,984,295
Futures Contracts		(6,646)
Net Assets		137,508,150

Amount
($000)
Investor Shares—Net Assets
Applicable to 175,407,888 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	25,970,119
Net Asset Value Per Share—
Investor Shares	$148.06

Admiral Shares—Net Assets
Applicable to 467,970,683 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	69,284,140
Net Asset Value Per Share—
Admiral Shares	$148.05

Signal Shares—Net Assets
Applicable to 266,974,334 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	32,649,484
Net Asset Value Per Share—
Signal Shares	$122.29

ETF Shares—Net Assets
Applicable to 130,736,075 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,604,407
Net Asset Value Per Share—
ETF Shares	$73.46

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $39,220,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $42,683,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $28,690,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	1,390,677
Interest[1]	462
Securities Lending	2,419
Total Income	1,393,558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,906
Management and Administrative—Investor Shares	18,454
Management and Administrative—Admiral Shares	9,208
Management and Administrative—Signal Shares	2,852
Management and Administrative—ETF Shares	812
Marketing and Distribution—Investor Shares	2,775
Marketing and Distribution—Admiral Shares	4,881
Marketing and Distribution—Signal Shares	3,759
Marketing and Distribution—ETF Shares	1,047
Custodian Fees	479
Shareholders’ Reports—Investor Shares	187
Shareholders’ Reports—Admiral Shares	101
Shareholders’ Reports—Signal Shares	63
Shareholders’ Reports—ETF Shares	44
Trustees’ Fees and Expenses	98
Total Expenses	48,666
Net Investment Income	1,344,892
Realized Net Gain (Loss)
Investment Securities Sold	1,310,466
Futures Contracts	79,662
Realized Net Gain (Loss)	1,390,128
Change in Unrealized Appreciation (Depreciation)
Investment Securities	13,783,260
Futures Contracts	(7,275)
Change in Unrealized Appreciation (Depreciation)	13,775,985
Net Increase (Decrease) in Net Assets Resulting from Operations	16,511,005
1 Interest income from an affiliated company of the fund was $446,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,344,892	2,512,384
Realized Net Gain (Loss)	1,390,128	2,485,148
Change in Unrealized Appreciation (Depreciation)	13,775,985	11,202,236
Net Increase (Decrease) in Net Assets Resulting from Operations	16,511,005	16,199,768
Distributions
Net Investment Income
Investor Shares	(241,952)	(545,412)
Admiral Shares	(655,099)	(1,282,737)
Signal Shares	(308,661)	(564,477)
ETF Shares	(89,516)	(114,084)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(1,295,228)	(2,506,710)
Capital Share Transactions
Investor Shares	(1,996,029)	(4,504,796)
Admiral Shares	1,919,340	863,165
Signal Shares	1,813,359	2,758,859
ETF Shares	2,052,318	3,843,275
Net Increase (Decrease) from Capital Share Transactions	3,788,988	2,960,503
Total Increase (Decrease)	19,004,765	16,653,561
Net Assets
Beginning of Period	118,503,385	101,849,824
End of Period[1]	137,508,150	118,503,385

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($81,821,000) and ($131,485,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$131.37	$115.80	$115.82	$102.67	$83.09	$135.15
Investment Operations
Net Investment Income	1.390	2.709	2.246	2.020	2.131	2.443
Net Realized and Unrealized Gain (Loss)
on Investments	16.632	15.560	(.020)	13.096	19.553	(51.998)
Total from Investment Operations	18.022	18.269	2.226	15.116	21.684	(49.555)
Distributions
Dividends from Net Investment Income	(1.332)	(2.699)	(2.246)	(1.966)	(2.104)	(2.505)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.332)	(2.699)	(2.246)	(1.966)	(2.104)	(2.505)
Net Asset Value, End of Period	$148.06	$131.37	$115.80	$115.82	$102.67	$83.09

Total Return[1]	13.74%	15.82%	1.97%	14.91%	26.49%	-37.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,970	$24,821	$25,967	$31,904	$48,313	$38,778
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.13%	1.92%	1.94%	2.42%	2.16%
Portfolio Turnover Rate[2]	2%	3%	4%	5%	12%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$131.37	$115.80	$115.83	$102.67	$83.09	$135.15
Investment Operations
Net Investment Income	1.477	2.866	2.391	2.152	2.227	2.534
Net Realized and Unrealized Gain (Loss)
on Investments	16.622	15.560	(.031)	13.092	19.556	(52.000)
Total from Investment Operations	18.099	18.426	2.360	15.244	21.783	(49.466)
Distributions
Dividends from Net Investment Income	(1.419)	(2.856)	(2.390)	(2.084)	(2.203)	(2.594)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.419)	(2.856)	(2.390)	(2.084)	(2.203)	(2.594)
Net Asset Value, End of Period	$148.05	$131.37	$115.80	$115.83	$102.67	$83.09

Total Return[1]	13.81%	15.96%	2.08%	15.05%	26.62%	-36.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,284	$59,749	$51,925	$51,438	$28,380	$23,009
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.08%	2.25%	2.04%	2.05%	2.53%	2.24%
Portfolio Turnover Rate[2]	2%	3%	4%	5%	12%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$108.52	$95.65	$95.68	$84.81	$68.64	$111.64
Investment Operations
Net Investment Income	1.220	2.368	1.975	1.780	1.839	2.092
Net Realized and Unrealized Gain (Loss)
on Investments	13.723	12.861	(.030)	10.813	16.151	(42.952)
Total from Investment Operations	14.943	15.229	1.945	12.593	17.990	(40.860)
Distributions
Dividends from Net Investment Income	(1.173)	(2.359)	(1.975)	(1.723)	(1.820)	(2.140)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.173)	(2.359)	(1.975)	(1.723)	(1.820)	(2.140)
Net Asset Value, End of Period	$122.29	$108.52	$95.65	$95.68	$84.81	$68.64

Total Return	13.80%	15.97%	2.08%	15.05%	26.61%	-36.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,649	$27,304	$21,592	$18,977	$16,590	$13,099
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.08%	2.25%	2.04%	2.05%	2.53%	2.24%
Portfolio Turnover Rate[1]	2%	3%	4%	5%	12%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

ETF Shares
	Six Months			Sept. 7,
	Ended	Year Ended		2010[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$65.19	$57.46	$57.47	$50.08
Investment Operations
Net Investment Income	.733	1.423	1.186	.363
Net Realized and Unrealized Gain (Loss) on Investments	8.241	7.725	(.010)	7.569
Total from Investment Operations	8.974	9.148	1.176	7.932
Distributions
Dividends from Net Investment Income	(.704)	(1.418)	(1.186)	(.542)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.704)	(1.418)	(1.186)	(.542)
Net Asset Value, End of Period	$73.46	$65.19	$57.46	$57.47

Total Return	13.80%	15.98%	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,604	$6,628	$2,366	$261
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	2.08%	2.25%	2.04%	2.05%[2]
Portfolio Turnover Rate[3]	2%	3%	4%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

22

500 Index Fund

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $17,023,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

23

500 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	137,051,204	—	—
Temporary Cash Investments	663,496	32,889	—
Futures Contracts—Assets[1]	836	—	—
Futures Contracts—Liabilities[1]	(3,325)	—	—
Total	137,712,211	32,889	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	1,109	443,406	(6,604)
E-mini S&P 500 Index	September 2013	115	9,196	(42)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

24

500 Index Fund

During the six months ended June 30, 2013, the fund realized $1,324,663,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $3,151,728,000 to offset future net capital gains. Of this amount $2,057,911,000 is subject to expiration dates; $293,941,000 may be used to offset future net capital gains through December 31, 2014, and $1,763,970,000 through December 31, 2016. Capital losses of $1,093,817,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $84,763,294,000. Net unrealized appreciation of investment securities for tax purposes was $52,984,295,000, consisting of unrealized gains of $59,246,834,000 on securities that had risen in value since their purchase and $6,262,539,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $7,271,117,000 of investment securities and sold $3,575,730,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,491,417,000 and $2,092,180,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

500 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,819,267	12,673	3,469,946	27,336
Issued in Lieu of Cash Distributions	232,597	1,609	524,604	4,049
Redeemed	(4,047,893)	(27,810)	(8,499,346)	(66,693)
Net Increase (Decrease)—Investor Shares	(1,996,029)	(13,528)	(4,504,796)	(35,308)
Admiral Shares
Issued	4,409,375	30,440	5,809,353	45,236
Issued in Lieu of Cash Distributions	597,647	4,132	1,167,640	9,003
Redeemed	(3,087,682)	(21,410)	(6,113,828)	(47,856)
Net Increase (Decrease)—Admiral Shares	1,919,340	13,162	863,165	6,383
Signal Shares
Issued	4,922,584	41,522	8,315,286	78,877
Issued in Lieu of Cash Distributions	276,963	2,318	507,129	4,731
Redeemed	(3,386,188)	(28,479)	(6,063,556)	(57,737)
Net Increase (Decrease)—Signal Shares	1,813,359	15,361	2,758,859	25,871
ETF Shares
Issued	3,536,212	49,905	4,386,285	69,013
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,483,894)	(20,850)	(543,010)	(8,500)
Net Increase (Decrease)—ETF Shares	2,052,318	29,055	3,843,275	60,513

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,137.45	$0.90
Admiral Shares	1,000.00	1,138.05	0.27
Signal Shares	1,000.00	1,137.98	0.27
ETF Shares	1,000.00	1,137.97	0.27
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.55	0.25
Signal Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

30

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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All comparative mutual fund data are from Lipper Inc. or	investing in such products.
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calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
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find out more about this public service, call the SEC at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082013

Semiannual Report | June 30, 2013

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

> Vanguard’s three small-capitalization index funds closely tracked their target indexes, with returns ranging between 15% and 16% for the first half of 2013.

> Small-cap stocks outperformed the broad U.S. stock market for the period.

> Standout sectors included financials, industrials, and consumer services. Only the materials sector declined.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	9
Small-Cap Growth Index Fund.	29
Small-Cap Value Index Fund.	46
About Your Fund’s Expenses.	64
Trustees Approve Advisory Arrangement.	67
Glossary.	68

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013*
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	15.89%
Admiral™ Shares	15.97
Signal® Shares	15.97
Institutional Shares	15.97
Institutional Plus Shares	15.99
ETF Shares
Market Price	15.88
Net Asset Value	15.97
Spliced Small-Cap Index	15.93
Small-Cap Core Funds Average	14.74
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Small-Cap Growth Index Fund
Investor Shares	15.63%
Admiral Shares	15.73
Institutional Shares	15.73
ETF Shares
Market Price	15.65
Net Asset Value	15.72
Spliced Small-Cap Growth Index	15.52
Small-Cap Growth Funds Average	16.51

For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

* The fund total returns reported in this table are based on the ending share prices as of June 28, 2013—the month’s last business day— rather than as of June 30, 2013—the financial statement date. The total returns as of June 30, 2013, were adjusted because of a significant change in the value of one of the funds’ securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements).

1

Your Fund’s Total Returns

Six Months Ended June 30, 2013

Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	15.37%
Admiral Shares	15.41
Institutional Shares	15.40
ETF Shares
Market Price	15.33
Net Asset Value	15.43
Spliced Small-Cap Value Index	15.46
Small-Cap Value Funds Average	15.43

For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2012, Through June 30, 2013*

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$38.74	$44.89	$0.006	$0.000
Admiral Shares	38.76	44.94	0.008	0.000
Signal Shares	34.92	40.49	0.007	0.000
Institutional Shares	38.76	44.94	0.008	0.000
Institutional Plus Shares	111.87	129.73	0.023	0.000
ETF Shares	80.89	93.79	0.017	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$25.03	$28.94	$0.001	$0.000
Admiral Shares	31.30	36.22	0.004	0.000
Institutional Shares	25.07	29.01	0.003	0.000
ETF Shares	89.03	103.01	0.012	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$17.40	$20.07	$0.004	$0.000
Admiral Shares	31.20	36.00	0.009	0.000
Institutional Shares	17.44	20.12	0.005	0.000
ETF Shares	72.60	83.78	0.021	0.000

* The ending share prices reported in this table for the Small-Cap Index Fund and the Small-Cap Growth Index Fund are the prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. For those funds, the share prices as of June 30, 2013, were adjusted because of a significant change in the value of one of the funds’ securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements).

3

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market, despite some turbulence in the final month of the period, furthered its long climb over the half year ended June 30, and small-capitalization stocks outshone both their large- and mid-cap brethren.

Within the small-cap universe, growth and value stocks produced similar results. Vanguard Small-Cap Index Fund returned 15.89% for Investor Shares, followed by Vanguard Small-Cap Growth Index Fund at 15.63% and Vanguard Small-Cap Value Index Fund at 15.37%.

Historically, the Small-Cap Index Fund’s return has fallen between those of the Small-Cap Growth and Value Index Funds. The recent slight aberration is the result of the funds’ having moved to their new target benchmarks at different times during the period. As we previously announced, the Small-Cap Index Fund began using the CRSP US Small Cap Index in January, and the Small-Cap Value and Growth Funds transitioned to their respective CRSP targets in April. (See the Investment Insight box on page 7 for more about the transition.)

Most importantly, the returns of all three funds closely tracked those of their respective target indexes even as the targets changed. Compared with the average returns of peers, the funds’ results were mixed: the Small-Cap Index Fund exceeded, the Small-Cap Value Index Fund was roughly in line, and the Small-Cap Growth Index trailed.

4

Global stocks notched gains despite some recent turbulence
After staging a stellar performance for most of the first half of 2013, global stocks declined in June. Investors worldwide were spooked by signs of trouble in China’s economy and also by a statement from Federal Reserve Chairman Ben Bernanke that the central bank could begin to reduce its stimulative bond-buying program later this year. Still, U.S. stocks returned about 14% for the six-month period, despite a drop of more than 1% in June.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as “quantitative easing.” However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Developed markets in the Pacific region generally fared better than their European and emerging-market counterparts. Notably, Japanese stocks made a recovery in June from a sharp decline in May.

Bond prices fell sharply in the period’s final months
Bond returns, which sputtered along through most of the period, turned negative in May and retreated further in June. The broad U.S. taxable bond

Market Barometer

			Total Returns
		Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

5

market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than their counterparts in equities. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Small-cap stocks sustained impressive outperformance
Small-cap stocks, which make up about 10% of the broad U.S. stock market, tend to be riskier and more volatile than large-caps. The cash reserves of smaller companies may be leaner and their business models less established. With this risk, however, comes the potential for reward. Small-cap issuers, frequently younger companies, offer the possibility of superior earnings growth, sometimes allowing for rapid price appreciation.

In cumulative return, small-caps have led large-caps since the stock market began its recovery from the 2008–2009 financial crisis. This trend continued through the first half of 2013, when small-caps were

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%	1.34%
Small-Cap Growth Index Fund	0.24	0.10	—	0.08	—	0.10	1.47
Small-Cap Value Index Fund	0.24	0.10	—	0.08	—	0.10	1.40

The fund expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

among the stars in a robust market that lifted stocks of every style and size. With the exception of basic materials stocks in all three funds, every sector of the small-cap market recorded gains.

The financial sector led the Small-Cap Index Fund and the Small-Cap Value Index Fund as a wide range of companies benefited from the surging stock market and the rebounding housing market. Banks were helped by better lending conditions, asset managers and financial services firms benefited from the strong investing environment, and various insurance companies were rewarded for superior management of their risks and opportunities.

Industrial stocks, which are highly sensitive to the rhythms of the business cycle, contributed strongly to all three funds as the economy steadily expanded and the nation’s factories continued to produce at impressive levels. Gains were broadly based, with support services, suppliers, machinery, commercial vehicles, and aerospace and defense among the sector’s many productive business areas.

The economic recovery has also hinged on consumer services, the Small-Cap Growth Index Fund’s top sector as well as a leader for the two other funds. Consumers, their confidence on the rise, spent more freely at restaurants, entertainment centers, movie theaters, and a variety of retailers. Also reaping some of the benefits were

Investment insight

What benchmark changes mean for you
In June, we completed the transition of 22 Vanguard index funds—including yours—
to new target benchmarks. The change went smoothly, as the funds closely tracked their respective benchmarks throughout the transition.

The new index providers are the University of Chicago’s Center for Research in
Security Prices (CRSP) for U.S. stocks and FTSE Group for international stocks. The new benchmarks incorporate top-quality index construction and offer comprehensive coverage of the markets they represent. And there are no changes to our funds’
investment goals, objectives, or policies.

We took this action because benchmark licensing costs were becoming a larger part of the expense ratios of our index funds. With the new, long-term agreements, our funds can pursue their indexing strategy at considerable savings for our clients.

7

consumer goods firms, especially those in the clothing, food, and automobile businesses.

Health care, technology, and oil and gas stocks also made solid contributions to all three funds, and utilities boosted the Small-Cap Index and Small-Cap Value Index Funds. Mining stocks, however, were a weak spot for the three funds. Gold mining companies have suffered as the price of gold has tumbled, and coal mining companies have also endured difficult times as global demand for coal has been weak.

In pursuing investment goals, your long-term asset mix is key
As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped (so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2013

8

Small-Cap Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.22%	1.37%	1.37%	1.38%	1.40%	1.37%

Portfolio Characteristics
			DJ U.S.
			Total
		CRSP US	Market
		Small Cap	FA
	Fund	Index	Index
Number of Stocks	1,444	1,438	3,622
Median Market Cap	$2.6B	$2.6B	$38.5B
Price/Earnings Ratio	25.7x	25.9x	18.4x
Price/Book Ratio	2.1x	2.1x	2.3x
Return on Equity	9.5%	9.5%	16.4%
Earnings Growth
Rate	9.4%	9.4%	10.7%
Dividend Yield	1.5%	1.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	32%	—	—
Short-Term	0.8%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index	FA Index
Basic Materials	4.3%	4.3%	2.9%
Consumer Goods	8.4	8.4	10.6
Consumer Services	13.4	13.3	13.4
Financials	23.7	23.8	18.9
Health Care	10.0	9.9	11.7
Industrials	19.8	19.9	12.8
Oil & Gas	5.2	5.1	9.6
Technology	10.7	10.9	14.2
Telecommunications	0.7	0.6	2.5
Utilities	3.8	3.8	3.4

Volatility Measures
	Spliced	DJ U.S.
	Small-Cap	Total Market
	Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	1.25

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Onyx Pharmaceuticals
Inc.	Biotechnology	0.4%
B/E Aerospace Inc.	Aerospace	0.3
Fortune Brands Home	Building Materials &
& Security Inc.	Fixtures	0.3
Polaris Industries Inc.	Recreational
	Products	0.3
Cooper Cos. Inc.	Medical Supplies	0.3
Genworth Financial Inc.	Life Insurance	0.2
Gannett Co. Inc.	Publishing	0.2
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.2
NV Energy Inc.	Conventional
	Electricity	0.2
NCR Corp.	Computer Hardware	0.2
Top Ten		2.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

9

Small-Cap Index Fund

Investment Focus

10

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013*

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended June 30, 2013*

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	25.53%	10.00%	10.76%
Admiral Shares	11/13/2000	25.72	10.14	10.89
Signal Shares	12/15/2006	25.74	10.15	6.341
Institutional Shares	7/7/1997	25.74	10.19	10.94
Institutional Plus Shares	12/17/2010	25.77	—	12.46[1]
ETF Shares	1/26/2004
Market Price		25.75	10.13	8.19[1]
Net Asset Value		25.72	10.15	8.20[1]
1 Return since inception.

* The fund total returns reported in the Fiscal-Year Total Returns table for 2013 and in the Average Annual Total Returns table for the periods shown are based on the ending share prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. The total returns as of June 30, 2013, were adjusted because of a significant change in the value of one of the fund’s securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements). In the Fiscal-Year Total Returns table, 2013 reflects six-month performance data.
See Financial Highlights for dividend and capital gains information.

11

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Rockwood Holdings Inc.	1,188,813	76,120	0.2%
Basic Materials—Other †		1,408,787	4.0%
		1,484,907	4.2%
Consumer Goods
Polaris Industries Inc.	999,296	94,933	0.3%
Snap-on Inc.	891,799	79,709	0.2%
Hanesbrands Inc.	1,508,164	77,550	0.2%
* Toll Brothers Inc.	2,329,984	76,027	0.2%
Ingredion Inc.	1,126,414	73,915	0.2%
* Under Armour Inc. Class A	1,222,711	73,008	0.2%
* Jarden Corp.	1,635,840	71,568	0.2%
Leggett & Platt Inc.	2,186,981	67,993	0.2%
Consumer Goods—Other †		2,302,612	6.6%
		2,917,315	8.3%
Consumer Services
Gannett Co. Inc.	3,502,699	85,676	0.3%
* Sally Beauty Holdings Inc.	2,598,149	80,803	0.3%
Foot Locker Inc.	2,297,585	80,714	0.2%
* Panera Bread Co. Class A	430,105	79,974	0.2%
Dick’s Sporting Goods Inc.	1,535,469	76,866	0.2%
Omnicare Inc.	1,605,776	76,612	0.2%
GameStop Corp. Class A	1,728,050	72,630	0.2%
Dunkin’ Brands Group Inc.	1,631,450	69,859	0.2%
Consumer Services—Other †		4,033,205	11.5%
		4,656,339	13.3%
Financials
* Genworth Financial Inc. Class A	7,545,791	86,097	0.3%
Arthur J Gallagher & Co.	1,935,920	84,580	0.3%
Fidelity National Financial Inc. Class A	3,309,021	78,788	0.2%
Duke Realty Corp.	4,922,702	76,745	0.2%

12

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Senior Housing Properties Trust	2,878,324	74,635	0.2%
*	Ocwen Financial Corp.	1,764,507	72,733	0.2%
	DDR Corp.	4,334,094	72,163	0.2%
	Regency Centers Corp.	1,401,981	71,235	0.2%
	Taubman Centers Inc.	927,208	69,680	0.2%
	Liberty Property Trust	1,840,353	68,019	0.2%
	Financials—Other †		7,551,385	21.5%
			8,306,060	23.7%
Health Care
*	Onyx Pharmaceuticals Inc.	1,113,094	146,238	0.4%
	Cooper Cos. Inc.	744,663	88,652	0.3%
*	Tenet Healthcare Corp.	1,584,003	73,023	0.2%
*	Pharmacyclics Inc.	891,104	70,816	0.2%
*	MEDNAX Inc.	767,875	70,322	0.2%
	Warner Chilcott plc Class A	3,456,232	68,710	0.2%
	Health Care—Other †		2,963,774	8.4%
			3,481,535	9.9%
Industrials
*	B/E Aerospace Inc.	1,602,699	101,098	0.3%
	Fortune Brands Home & Security Inc.	2,525,145	97,824	0.3%
	Towers Watson & Co. Class A	995,838	81,599	0.3%
	Valspar Corp.	1,210,459	78,280	0.2%
	Wabtec Corp./DE	1,398,589	74,727	0.2%
*	Flextronics International Ltd.	9,575,101	74,111	0.2%
	Waste Connections Inc.	1,794,393	73,821	0.2%
	Packaging Corp. of America	1,500,717	73,475	0.2%
	Lincoln Electric Holdings Inc.	1,269,795	72,721	0.2%
*	United Rentals Inc.	1,442,257	71,983	0.2%
*	Colfax Corp.	1,315,568	68,554	0.2%
	Industrials—Other †		6,029,088	17.2%
			6,897,281	19.7%
Oil & Gas
*	Oil States International Inc.	841,159	77,925	0.2%
	Oil & Gas—Other †		1,717,427	4.9%
			1,795,352	5.1%

Other †			351	0.0%

Technology
*	NCR Corp.	2,515,923	83,000	0.2%
	Technology—Other †		3,646,841	10.4%
			3,729,841	10.6%

Telecommunications †			227,004	0.7%

Utilities
	NV Energy Inc.	3,602,634	84,518	0.3%
	AGL Resources Inc.	1,806,361	77,421	0.2%
	ITC Holdings Corp.	800,974	73,129	0.2%
	UGI Corp.	1,742,359	68,144	0.2%
	Utilities—Other †		1,024,459	2.9%
			1,327,671	3.8%
Total Common Stocks (Cost $27,545,305)			34,823,656	99.3%[1]

13

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.127%	754,867,359	754,867	2.2%

4U.S. Government and Agency Obligations †			14,295	0.0%
Total Temporary Cash Investments (Cost $769,164)			769,162	2.2%[1]
[5]Total Investments (Cost $28,314,469)			35,592,818	101.5%
Other Assets and Liabilities
Other Assets			181,296	0.5%
Liabilities[3]			(690,210)	(2.0%)
			(508,914)	(1.5%)
Net Assets			35,083,904	100.0%

At June 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				29,433,104
Undistributed Net Investment Income				226,851
Accumulated Net Realized Losses				(1,853,738)
Unrealized Appreciation (Depreciation)
Investment Securities				7,278,349
Futures Contracts				(662)
Net Assets				35,083,904

Investor Shares—Net Assets
Applicable to 97,660,952 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,390,328
Net Asset Value Per Share—Investor Shares				$44.95

Admiral Shares—Net Assets
Applicable to 177,897,311 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				8,006,316
Net Asset Value Per Share—Admiral Shares				$45.01

Signal Shares—Net Assets
Applicable to 144,681,870 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,866,286
Net Asset Value Per Share—Signal Shares				$40.55

14

Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 164,118,333 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,386,039
Net Asset Value Per Share—Institutional Shares	$45.00

Institutional Plus Shares—Net Assets
Applicable to 23,420,384 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,042,673
Net Asset Value Per Share—Institutional Plus Shares	$129.92

ETF Shares—Net Assets
Applicable to 68,056,802 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,392,262
Net Asset Value Per Share—ETF Shares	$93.93

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $484,034,000 of collateral received for securities on loan.
4 Securities with a value of $11,146,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $457,795,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	259,323
Interest[1]	248
Securities Lending	17,833
Total Income	277,404
Expenses
The Vanguard Group—Note B
Investment Advisory Services	969
Management and Administrative—Investor Shares	4,309
Management and Administrative—Admiral Shares	2,602
Management and Administrative—Signal Shares	1,538
Management and Administrative—Institutional Shares	1,499
Management and Administrative—Institutional Plus Shares	496
Management and Administrative—ETF Shares	1,700
Marketing and Distribution—Investor Shares	515
Marketing and Distribution—Admiral Shares	533
Marketing and Distribution—Signal Shares	672
Marketing and Distribution—Institutional Shares	869
Marketing and Distribution—Institutional Plus Shares	244
Marketing and Distribution—ETF Shares	672
Custodian Fees	503
Shareholders’ Reports—Investor Shares	55
Shareholders’ Reports—Admiral Shares	27
Shareholders’ Reports—Signal Shares	30
Shareholders’ Reports—Institutional Shares	45
Shareholders’ Reports—Institutional Plus Shares	6
Shareholders’ Reports—ETF Shares	95
Trustees’ Fees and Expenses	22
Total Expenses	17,401
Net Investment Income	260,003
Realized Net Gain (Loss)
Investment Securities Sold	(599,318)
Futures Contracts	46,201
Realized Net Gain (Loss)	(553,117)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,920,828
Futures Contracts	(1,149)
Change in Unrealized Appreciation (Depreciation)	4,919,679
Net Increase (Decrease) in Net Assets Resulting from Operations	4,626,565

1 Interest income from an affiliated company of the fund was $229,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	260,003	502,306
Realized Net Gain (Loss)	(553,117)	1,147,066
Change in Unrealized Appreciation (Depreciation)	4,919,679	2,559,591
Net Increase (Decrease) in Net Assets Resulting from Operations	4,626,565	4,208,963
Distributions
Net Investment Income
Investor Shares	(603)	(65,627)
Admiral Shares	(1,387)	(119,456)
Signal Shares	(941)	(79,055)
Institutional Shares	(1,264)	(108,272)
Institutional Plus Shares	(555)	(45,220)
ETF Shares	(1,102)	(87,168)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(5,852)	(504,798)
Capital Share Transactions
Investor Shares	(40,682)	(706,073)
Admiral Shares	394,288	130,540
Signal Shares	795,155	730,889
Institutional Shares	437,257	272,583
Institutional Plus Shares	204,269	284,008
ETF Shares	908,881	406,197
Net Increase (Decrease) from Capital Share Transactions	2,699,168	1,118,144
Total Increase (Decrease)	7,319,881	4,822,309
Net Assets
Beginning of Period	27,764,023	22,941,714
End of Period[1]	35,083,904	27,764,023

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $226,851,000 and ($28,016,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$38.74	$33.38	$34.75	$27.49	$20.40	$32.58
Investment Operations
Net Investment Income	.307	.659	.402	.355	.272	.398
Net Realized and Unrealized Gain (Loss)
on Investments	5.909	5.363	(1.375)	7.266	7.094	(12.174)
Total from Investment Operations	6.216	6.022	(.973)	7.621	7.366	(11.776)
Distributions
Dividends from Net Investment Income	(.006)	(.662)	(.397)	(.361)	(.276)	(.404)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.006)	(.662)	(.397)	(.361)	(.276)	(.404)
Net Asset Value, End of Period	$44.95	$38.74	$33.38	$34.75	$27.49	$20.40

Total Return[1]	16.05%[2]	18.04%	-2.80%	27.72%	36.12%	-36.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,390	$3,813	$3,925	$5,270	$5,913	$4,050
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.82%	1.15%	1.24%	1.30%	1.49%
Portfolio Turnover Rate [3]	32%	14%	17%	12%	14%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.89%.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$38.76	$33.39	$34.78	$27.50	$20.40	$32.59
Investment Operations
Net Investment Income	.339	.717	.461	.384	.303	.426
Net Realized and Unrealized Gain (Loss)
on Investments	5.919	5.372	(1.395)	7.286	7.105	(12.185)
Total from Investment Operations	6.258	6.089	(.934)	7.670	7.408	(11.759)
Distributions
Dividends from Net Investment Income	(.008)	(.719)	(.456)	(.390)	(.308)	(.431)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.008)	(.719)	(.456)	(.390)	(.308)	(.431)
Net Asset Value, End of Period	$45.01	$38.76	$33.39	$34.78	$27.50	$20.40

Total Return[1]	16.15%[2]	18.24%	-2.69%	27.89%	36.33%	-36.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,006	$6,541	$5,525	$5,554	$1,992	$1,444
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.96%	1.29%	1.38%	1.44%	1.60%
Portfolio Turnover Rate [3]	32%	14%	17%	12%	14%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.97%.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$34.92	$30.08	$31.33	$24.79	$18.39	$29.38
Investment Operations
Net Investment Income	.306	.648	.417	.359	.274	.385
Net Realized and Unrealized Gain (Loss)
on Investments	5.331	4.841	(1.254)	6.545	6.405	(10.985)
Total from Investment Operations	5.637	5.489	(.837)	6.904	6.679	(10.600)
Distributions
Dividends from Net Investment Income	(.007)	(.649)	(.413)	(.364)	(.279)	(.390)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.007)	(.649)	(.413)	(.364)	(.279)	(.390)
Net Asset Value, End of Period	$40.55	$34.92	$30.08	$31.33	$24.79	$18.39

Total Return	16.14%[1]	18.25%	-2.68%	27.85%	36.34%	-36.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,866	$4,329	$3,075	$2,300	$1,763	$1,172
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.96%	1.29%	1.38%	1.44%	1.60%
Portfolio Turnover Rate [2]	32%	14%	17%	12%	14%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.97%.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$38.76	$33.39	$34.77	$27.50	$20.40	$32.60
Investment Operations
Net Investment Income	.343	.724	.467	.410	.316	.441
Net Realized and Unrealized Gain (Loss)
on Investments	5.905	5.372	(1.385)	7.276	7.106	(12.196)
Total from Investment Operations	6.248	6.096	(.918)	7.686	7.422	(11.755)
Distributions
Dividends from Net Investment Income	(.008)	(.726)	(.462)	(.416)	(.322)	(.445)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.008)	(.726)	(.462)	(.416)	(.322)	(.445)
Net Asset Value, End of Period	$45.00	$38.76	$33.39	$34.77	$27.50	$20.40

Total Return	16.12%[1]	18.26%	-2.65%	27.95%	36.40%	-35.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,386	$5,955	$4,894	$5,711	$4,162	$2,545
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.98%	1.31%	1.42%	1.50%	1.65%
Portfolio Turnover Rate [2]	32%	14%	17%	12%	14%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.97%.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Dec. 17,
	Ended		Year Ended	2010[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$111.87	$96.37	$100.38	$100.73
Investment Operations
Net Investment Income	1.001	2.114	1.373	.064 [2]
Net Realized and Unrealized Gain (Loss) on Investments	17.072	15.506	(4.023)	.767
Total from Investment Operations	18.073	17.620	(2.650)	.831
Distributions
Dividends from Net Investment Income	(.023)	(2.120)	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.023)	(2.120)	(1.360)	(1.181)
Net Asset Value, End of Period	$129.92	$111.87	$96.37	$100.38

Total Return	16.16%[3]	18.29%	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,043	$2,435	$1,840	$341
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[4]
Ratio of Net Investment Income to Average Net Assets	1.77%	2.00%	1.33%	1.44% [4]
Portfolio Turnover Rate [5]	32%	14%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.99%.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$80.89	$69.70	$72.58	$57.41	$42.60	$68.07
Investment Operations
Net Investment Income	.709	1.500	.957	.833	.646	.910
Net Realized and Unrealized Gain (Loss)
on Investments	12.348	11.194	(2.891)	15.183	14.822	(25.462)
Total from Investment Operations	13.057	12.694	(1.934)	16.016	15.468	(24.552)
Distributions
Dividends from Net Investment Income	(.017)	(1.504)	(.946)	(.846)	(.658)	(.918)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.017)	(1.504)	(.946)	(.846)	(.658)	(.918)
Net Asset Value, End of Period	$93.93	$80.89	$69.70	$72.58	$57.41	$42.60

Total Return	16.14%[1]	18.22%	-2.68%	27.89%	36.31%	-35.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,392	$4,691	$3,683	$4,843	$3,460	$1,224
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.96%	1.29%	1.38%	1.44%	1.62%
Portfolio Turnover Rate [2]	32%	14%	17%	12%	14%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.97%.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Small Cap 1750 Index to the CRSP US Small Cap Index. The benchmark change was effective on January 31, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

24

Small-Cap Index Fund

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $4,312,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

25

Small-Cap Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	34,677,135	146,238	283
Temporary Cash Investments	754,867	14,295	—
Futures Contracts—Assets[1]	44	—	—
Futures Contracts—Liabilities[1]	(474)	—	—
Total	35,431,572	160,533	283
1 Represents variation margin on the last day of the reporting period.

$146,238,000 of a security that is valued in this report based on Level 2 inputs is normally valued based on Level 1 inputs. This security experienced a significant change in value between the close of business on June 28, 2013, and the close of the reporting period on June 30, 2013, because of an acquisition proposal from another company.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2013	1,927	187,825	338
E-mini S&P MidCap 400 Index	September 2013	500	57,895	(1,000)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Small-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $716,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at June 30, 2013, had unrealized appreciation of $900,000 as of December 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended June 30, 2013, the fund realized $267,659,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses $1,031,716,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $85,559,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $28,315,369,000. Net unrealized appreciation of investment securities for tax purposes was $7,277,449,000, consisting of unrealized gains of $8,571,006,000 on securities that had risen in value since their purchase and $1,293,557,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $12,007,919,000 of investment securities and sold $9,033,249,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,447,791,000 and $655,623,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	547,075	12,782	696,904	18,945
Issued in Lieu of Cash Distributions	583	14	63,466	1,641
Redeemed	(588,340)	(13,545)	(1,466,443)	(39,768)
Net Increase (Decrease)—Investor Shares	(40,682)	(749)	(706,073)	(19,182)
Admiral Shares
Issued	789,357	18,313	795,474	21,365
Issued in Lieu of Cash Distributions	1,270	29	108,574	2,806
Redeemed	(396,339)	(9,204)	(773,508)	(20,883)
Net Increase (Decrease)—Admiral Shares	394,288	9,138	130,540	3,288
Signal Shares
Issued	1,395,064	36,139	1,645,642	49,338
Issued in Lieu of Cash Distributions	849	22	71,340	2,046
Redeemed	(600,758)	(15,437)	(986,093)	(29,645)
Net Increase (Decrease)—Signal Shares	795,155	20,724	730,889	21,739
Institutional Shares
Issued	1,267,655	29,702	1,670,109	45,178
Issued in Lieu of Cash Distributions	1,157	27	98,902	2,556
Redeemed	(831,555)	(19,252)	(1,496,428)	(40,673)
Net Increase (Decrease)—Institutional Shares	437,257	10,477	272,583	7,061
Institutional Plus Shares
Issued	777,887	6,214	733,174	6,917
Issued in Lieu of Cash Distributions	554	4	45,220	405
Redeemed	(574,172)	(4,568)	(494,386)	(4,639)
Net Increase (Decrease)—Institutional Plus Shares	204,269	1,650	284,008	2,683
ETF Shares
Issued	1,455,634	16,063	2,788,617	36,449
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(546,753)	(6,000)	(2,382,420)	(31,300)
Net Increase (Decrease)—ETF Shares	908,881	10,063	406,197	5,149

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISGX	VSGAX	VSGIX	VBK
Expense Ratio[1]	0.24%	0.10%	0.08%	0.10%
30-Day SEC Yield	0.55%	0.71%	0.71%	0.71%

Portfolio Characteristics
			DJ U.S.
		CRSP US	Total
		Small Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	672	668	3,622
Median Market Cap	$2.7B	$2.7B	$38.5B
Price/Earnings Ratio	38.5x	38.4x	18.4x
Price/Book Ratio	3.1x	3.1x	2.3x
Return on Equity	10.2%	10.2%	16.4%
Earnings Growth
Rate	15.3%	15.3%	10.7%
Dividend Yield	0.8%	0.8%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	58%	—	—
Short-Term	0.0%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.4%	2.5%	2.9%
Consumer Goods	9.0	9.0	10.6
Consumer Services	14.8	14.9	13.4
Financials	16.7	16.7	18.9
Health Care	14.6	14.3	11.7
Industrials	17.9	17.9	12.8
Oil & Gas	6.8	6.9	9.6
Technology	16.4	16.4	14.2
Telecommunications	0.9	0.9	2.5
Utilities	0.5	0.5	3.4

Volatility Measures
	Spliced	DJ U.S.
	Small-Cap	Total Market
	Growth Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.31

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Onyx Pharmaceuticals
Inc.	Biotechnology	0.9%
B/E Aerospace Inc.	Aerospace	0.6
Fortune Brands Home	Building Materials &
& Security Inc.	Fixtures	0.6
Polaris Industries Inc.	Recreational
	Products	0.6
Cooper Cos. Inc.	Medical Supplies	0.6
Sally Beauty Holdings
Inc.	Specialty Retailers	0.5
Panera Bread Co.	Restaurants & Bars	0.5
Oil States International	Oil Equipment,
Inc.	Services &
	Distribution	0.5
Dick's Sporting Goods
Inc.	Specialty Retailers	0.5
Duke Realty Corp.	Industrial & Office
	REITs	0.5
Top Ten		5.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the ix months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for nstitutional Shares, and 0.09% for ETF Shares.

29

Small-Cap Growth Index Fund

Investment Focus

30

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013*

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended June 30, 2013*

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	24.15%	9.72%	11.13%
Admiral Shares	9/27/2011	24.36	—	24.54[1]
Institutional Shares	5/24/2000	24.39	9.91	11.31
ETF Shares	1/26/2004
Market Price		24.34	9.84	8.37[1]
Net Asset Value		24.36	9.87	8.37[1]
1 Return since inception.

* The fund total returns reported in the Fiscal-Year Total Returns table for 2013 and in the Average Annual Total Returns table for the periods shown are based on the ending share prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. The total returns as of June 30, 2013, were adjusted because of a significant change in the value of one of the fund’s securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements). In the Fiscal-Year Total Returns table, 2013 reflects six-month performance data.

See Financial Highlights for dividend and capital gains information.

31

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		285,812	2.4%

Consumer Goods
Polaris Industries Inc.	751,561	71,398	0.6%
* Toll Brothers Inc.	1,752,097	57,171	0.5%
* Under Armour Inc. Class A	919,414	54,898	0.5%
Carter’s Inc.	647,723	47,977	0.4%
Harman International Industries Inc.	781,986	42,384	0.3%
Consumer Goods—Other †		790,384	6.7%
		1,064,212	9.0%
Consumer Services
* Sally Beauty Holdings Inc.	1,953,847	60,765	0.5%
* Panera Bread Co. Class A	323,357	60,125	0.5%
Dick’s Sporting Goods Inc.	1,154,638	57,801	0.5%
Dunkin’ Brands Group Inc.	1,226,770	52,530	0.4%
GNC Holdings Inc. Class A	1,018,370	45,022	0.4%
* AMC Networks Inc. Class A	660,372	43,195	0.4%
Consumer Services—Other †		1,428,278	12.1%
		1,747,716	14.8%
Financials
Duke Realty Corp.	3,701,941	57,713	0.5%
* Ocwen Financial Corp.	1,326,845	54,693	0.5%
DDR Corp.	3,259,235	54,266	0.4%
Regency Centers Corp.	1,054,223	53,565	0.4%
Taubman Centers Inc.	697,140	52,390	0.4%
Extra Space Storage Inc.	1,213,336	50,875	0.4%
American Campus Communities Inc.	1,205,837	49,029	0.4%
CBOE Holdings Inc.	1,004,342	46,842	0.4%
Kilroy Realty Corp.	868,433	46,036	0.4%
BRE Properties Inc.	886,885	44,362	0.4%
WP Carey Inc.	666,546	44,105	0.4%

32

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	BioMed Realty Trust Inc.	2,144,214	43,377	0.4%
*	Howard Hughes Corp.	386,309	43,301	0.4%
*	SVB Financial Group	518,726	43,220	0.4%
	Financials—Other †		1,289,857	10.9%
			1,973,631	16.7%
Health Care
*	Onyx Pharmaceuticals Inc.	837,039	109,970	0.9%
	Cooper Cos. Inc.	559,895	66,655	0.6%
*	Pharmacyclics Inc.	670,071	53,251	0.4%
*	MEDNAX Inc.	577,352	52,874	0.4%
*	Alkermes plc	1,546,537	44,355	0.4%
*	Salix Pharmaceuticals Ltd.	670,203	44,334	0.4%
	Health Care—Other †		1,357,968	11.5%
			1,729,407	14.6%
Industrials
*	B/E Aerospace Inc.	1,205,256	76,028	0.6%
	Fortune Brands Home & Security Inc.	1,899,098	73,571	0.6%
	Wabtec Corp./DE	1,051,672	56,191	0.5%
*	Colfax Corp.	989,188	51,547	0.4%
	Triumph Group Inc.	593,656	46,988	0.4%
*	Kirby Corp.	587,825	46,756	0.4%
	Graco Inc.	704,979	44,562	0.4%
	Jack Henry & Associates Inc.	941,471	44,372	0.4%
	Nordson Corp.	628,123	43,535	0.4%
	MSC Industrial Direct Co. Inc. Class A	558,076	43,229	0.4%
*	Genesee & Wyoming Inc. Class A	503,964	42,756	0.3%
	Industrials—Other †		1,560,309	13.2%
			2,129,844	18.0%
Oil & Gas
*	Oil States International Inc.	632,479	58,593	0.5%
*	Gulfport Energy Corp.	890,460	41,914	0.3%
	Oil & Gas—Other †		705,350	6.0%
			805,857	6.8%

Other †			126	0.0%

Technology
*,^	3D Systems Corp.	1,089,663	47,836	0.4%
	IAC/InterActiveCorp	950,683	45,214	0.4%
*	Cadence Design Systems Inc.	3,094,029	44,802	0.4%
	Solera Holdings Inc.	792,827	44,121	0.4%
	Technology—Other †		1,759,088	14.8%
			1,941,061	16.4%
Telecommunications
*	tw telecom inc Class A	1,730,001	48,682	0.4%
	Telecommunications—Other †		52,235	0.4%
			100,917	0.8%
Utilities
	ITC Holdings Corp.	602,194	54,980	0.5%
	Utilities—Other †		5,207	0.0%
			60,187	0.5%
Total Common Stocks (Cost $9,680,120)			11,838,770	100.0%

33

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[1,2] Vanguard Market Liquidity Fund	0.127%	189,389,485	189,389	1.6%

U.S. Government and Agency Obligations †			1,300	0.0%
Total Temporary Cash Investments (Cost $190,689)			190,689	1.6%
Total Investments (Cost $9,870,809)			12,029,459	101.6%
Other Assets and Liabilities
Other Assets			120,722	1.0%
Liabilities[2]			(310,428)	(2.6%)
			(189,706)	(1.6%)
Net Assets			11,839,753	100.0%

At June 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				10,221,671
Undistributed Net Investment Income				25,146
Accumulated Net Realized Losses				(565,714)
Unrealized Appreciation (Depreciation)				2,158,650
Net Assets				11,839,753

Investor Shares—Net Assets
Applicable to 104,138,337 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,023,534
Net Asset Value Per Share—Investor Shares				$29.03

Admiral Shares—Net Assets
Applicable to 92,366,554 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,356,231
Net Asset Value Per Share—Admiral Shares				$36.34

Institutional Shares—Net Assets
Applicable to 91,599,294 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,665,453
Net Asset Value Per Share—Institutional Shares				$29.10

34

Small-Cap Growth Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 27,043,273 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,794,535
Net Asset Value Per Share—ETF Shares	$103.34

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $177,344,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $186,665,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	30,854
Interest[1]	113
Securities Lending	10,604
Total Income	41,571
Expenses
The Vanguard Group—Note B
Investment Advisory Services	377
Management and Administrative—Investor Shares	2,908
Management and Administrative—Admiral Shares	1,006
Management and Administrative—Institutional Shares	554
Management and Administrative—ETF Shares	763
Marketing and Distribution—Investor Shares	398
Marketing and Distribution—Admiral Shares	258
Marketing and Distribution—Institutional Shares	329
Marketing and Distribution—ETF Shares	274
Custodian Fees	189
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	17
Shareholders’ Reports—ETF Shares	56
Trustees’ Fees and Expenses	8
Total Expenses	7,165
Net Investment Income	34,406
Realized Net Gain (Loss)
Investment Securities Sold	431,753
Futures Contracts	(1,079)
Realized Net Gain (Loss)	430,674
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,128,628
Futures Contracts	(129)
Change in Unrealized Appreciation (Depreciation)	1,128,499
Net Increase (Decrease) in Net Assets Resulting from Operations	1,593,579
1 Interest income from an affiliated company of the fund was $106,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,406	96,313
Realized Net Gain (Loss)	430,674	420,030
Change in Unrealized Appreciation (Depreciation)	1,128,499	889,417
Net Increase (Decrease) in Net Assets Resulting from Operations	1,593,579	1,405,760
Distributions
Net Investment Income
Investor Shares	(107)	(23,644)
Admiral Shares	(345)	(26,176)
Institutional Shares	(286)	(24,191)
ETF Shares	(322)	(22,630)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,060)	(96,641)
Capital Share Transactions
Investor Shares	(52,606)	(371,989)
Admiral Shares	390,079	447,516
Institutional Shares	(11,099)	400,654
ETF Shares	220,936	41,161
Net Increase (Decrease) from Capital Share Transactions	547,310	517,342
Total Increase (Decrease)	2,139,829	1,826,461
Net Assets
Beginning of Period	9,699,924	7,873,463
End of Period[1]	11,839,753	9,699,924

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $25,146,000 and ($8,202,000).

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$25.03	$21.49	$21.92	$16.83	$11.90	$20.01
Investment Operations
Net Investment Income	.070	.223	.086	.075	.046	.096
Net Realized and Unrealized Gain (Loss)
on Investments	3.931	3.541	(.431)	5.091	4.933	(8.105)
Total from Investment Operations	4.001	3.764	(.345)	5.166	4.979	(8.009)
Distributions
Dividends from Net Investment Income	(.001)	(.224)	(.085)	(.076)	(.049)	(.101)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.001)	(.224)	(.085)	(.076)	(.049)	(.101)
Net Asset Value, End of Period	$29.03	$25.03	$21.49	$21.92	$16.83	$11.90

Total Return[1]	15.98%[2]	17.52%	-1.58%	30.69%	41.85%	-40.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,024	$2,649	$2,613	$4,229	$3,018	$1,871
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.55%	0.97%	0.37%	0.43%	0.33%	0.60%
Portfolio Turnover Rate [3]	58%	37%	40%	34%	38%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.63%.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Sept. 27,
	Ended	Ended	2011[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$31.30	$26.88	$25.00
Investment Operations
Net Investment Income	.114	.326	.031
Net Realized and Unrealized Gain (Loss) on Investments	4.930	4.420	1.962
Total from Investment Operations	5.044	4.746	1.993
Distributions
Dividends from Net Investment Income	(.004)	(.326)	(.113)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.004)	(.326)	(.113)
Net Asset Value, End of Period	$36.34	$31.30	$26.88

Total Return[2]	16.12%[3]	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,356	$2,539	$1,781
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	0.70%	1.11%	0.51% [4]
Portfolio Turnover Rate [5]	58%	37%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.73%.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$25.07	$21.53	$21.96	$16.85	$11.91	$20.04
Investment Operations
Net Investment Income	.092	.265	.125	.107	.072	.121
Net Realized and Unrealized Gain (Loss)
on Investments	3.941	3.540	(.432)	5.111	4.944	(8.126)
Total from Investment Operations	4.033	3.805	(.307)	5.218	5.016	(8.005)
Distributions
Dividends from Net Investment Income	(.003)	(.265)	(.123)	(.108)	(.076)	(.125)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.003)	(.265)	(.123)	(.108)	(.076)	(.125)
Net Asset Value, End of Period	$29.10	$25.07	$21.53	$21.96	$16.85	$11.91

Total Return	16.09%[1]	17.68%	-1.40%	30.96%	42.13%	-39.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,665	$2,302	$1,622	$1,527	$945	$511
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	0.71%	1.13%	0.53%	0.61%	0.53%	0.76%
Portfolio Turnover Rate [2]	58%	37%	40%	34%	38%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.73%.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$89.03	$76.45	$77.98	$59.86	$42.32	$71.18
Investment Operations
Net Investment Income	.321	.925	.424	.360	.225	.411
Net Realized and Unrealized Gain (Loss)
on Investments	14.001	12.578	(1.535)	18.121	17.555	(28.846)
Total from Investment Operations	14.322	13.503	(1.111)	18.481	17.780	(28.435)
Distributions
Dividends from Net Investment Income	(.012)	(.923)	(.419)	(.361)	(.240)	(.425)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.012)	(.923)	(.419)	(.361)	(.240)	(.425)
Net Asset Value, End of Period	$103.34	$89.03	$76.45	$77.98	$59.86	$42.32

Total Return	16.09%[1]	17.67%	-1.43%	30.87%	42.02%	-39.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,795	$2,209	$1,857	$1,842	$1,177	$680
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	0.70%	1.11%	0.51%	0.57%	0.47%	0.72%
Portfolio Turnover Rate [2]	58%	37%	40%	34%	38%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.72%.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Small Cap Growth Index to the CRSP US Small Cap Growth Index. The benchmark change was effective on April 17, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

42

Small-Cap Growth Index Fund

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $1,457,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

43

Small-Cap Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,728,675	109,970	125
Temporary Cash Investments	189,389	1,300	—
Total	11,918,064	111,270	125

$109,970,000 of a security that is valued in this report based on Level 2 inputs is normally valued based on Level 1 inputs. This security experienced a significant change in value between the close of business on June 28, 2013, and the close of the reporting period on June 30, 2013, because of an acquisition proposal from another company.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $2,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. The fund held no passive foreign investments at June 30, 2013.

During the six months ended June 30, 2013, the fund realized $120,779,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $875,446,000 to offset future net capital gains. Of this amount, $800,828,000 is subject to expiration dates; $539,710,000 may be used to offset future net capital gains through December 31, 2017, and $261,118,000 through December 31, 2018. Capital losses of $74,618,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital

44

Small-Cap Growth Index Fund

losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $9,870,809,000. Net unrealized appreciation of investment securities for tax purposes was $2,158,650,000, consisting of unrealized gains of $2,506,503,000 on securities that had risen in value since their purchase and $347,853,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2013, the fund purchased $5,499,477,000 of investment securities and sold $4,891,482,000 of investment securities, other than temporary cash investments. Purchases and sales include $446,535,000 and $218,714,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	448,833	16,298	618,019	26,010
Issued in Lieu of Cash Distributions	101	4	22,152	888
Redeemed	(501,540)	(18,001)	(1,012,160)	(42,656)
Net Increase (Decrease)—Investor Shares	(52,606)	(1,699)	(371,989)	(15,758)
Admiral Shares
Issued	644,264	18,588	830,232	27,774
Issued in Lieu of Cash Distributions	322	9	24,456	784
Redeemed	(254,507)	(7,349)	(407,172)	(13,681)
Net Increase (Decrease)—Admiral Shares	390,079	11,248	447,516	14,877
Institutional Shares
Issued	332,453	12,087	700,138	29,131
Issued in Lieu of Cash Distributions	278	10	23,227	930
Redeemed	(343,830)	(12,340)	(322,711)	(13,564)
Net Increase (Decrease)—Institutional Shares	(11,099)	(243)	400,654	16,497
ETF Shares
Issued	449,831	4,527	1,365,762	16,323
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(228,895)	(2,300)	(1,324,601)	(15,800)
Net Increase (Decrease)—ETF Shares	220,936	2,227	41,161	523

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

45

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISVX	VSIAX	VSIIX	VBR
Expense Ratio[1]	0.24%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.76%	1.91%	1.92%	1.91%

Portfolio Characteristics
			DJ U.S.
			Total
		CRSP US	Market
		Small Cap	FA
	Fund	Value Index	Index
Number of Stocks	808	805	3,622
Median Market Cap	$2.5B	$2.5B	$38.5B
Price/Earnings Ratio	20.1x	20.3x	18.4x
Price/Book Ratio	1.7x	1.7x	2.3x
Return on Equity	9.0%	9.1%	16.4%
Earnings Growth
Rate	5.5%	5.5%	10.7%
Dividend Yield	2.0%	2.0%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	56%	—	—
Short-Term	0.3%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Basic Materials	5.8%	5.8%	2.9%
Consumer Goods	7.9	7.8	10.6
Consumer Services	12.2	12.4	13.4
Financials	29.7	29.4	18.9
Health Care	6.2	6.2	11.7
Industrials	21.3	21.5	12.8
Oil & Gas	3.8	3.8	9.6
Technology	6.1	6.1	14.2
Telecommunications	0.5	0.5	2.5
Utilities	6.5	6.5	3.4

Volatility Measures
	Spliced	DJ U.S.
	Small-Cap	Total Market
	Value Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Genworth Financial Inc.	Life Insurance	0.4%
Gannett Co. Inc.	Publishing	0.4
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.4
NV Energy Inc.	Conventional
	Electricity	0.4
NCR Corp.	Computer Hardware	0.4
Towers Watson & Co.	Business Support
	Services	0.4
Foot Locker Inc.	Apparel Retailers	0.4
Snap-on Inc.	Durable Household
	Products	0.4
Fidelity National
Financial Inc.	Mortgage Finance	0.4
Valspar Corp.	Building Materials &
	Fixtures	0.4
Top Ten		4.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

46

Small-Cap Value Index Fund

Investment Focus

47

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013
For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	26.01%	10.01%	10.14%
Admiral Shares	9/27/2011	26.20	—	26.38[1]
Institutional Shares	12/7/1999	26.21	10.20	10.31
ETF Shares	1/26/2004
Market Price		26.21	10.15	7.75[1]
Net Asset Value		26.19	10.16	7.75[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

48

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Rockwood Holdings Inc.	615,835	39,432	0.4%
RPM International Inc.	1,047,953	33,472	0.3%
Basic Materials—Other †		499,708	5.0%
		572,612	5.7%
Consumer Goods
Snap-on Inc.	462,043	41,297	0.4%
Hanesbrands Inc.	781,311	40,175	0.4%
Ingredion Inc.	583,539	38,292	0.4%
* Jarden Corp.	847,424	37,075	0.4%
Leggett & Platt Inc.	1,132,915	35,222	0.3%
Hillshire Brands Co.	975,819	32,280	0.3%
Flowers Foods Inc.	1,398,690	30,841	0.3%
* Goodyear Tire & Rubber Co.	1,946,664	29,764	0.3%
Consumer Goods—Other †		493,597	5.0%
		778,543	7.8%
Consumer Services
Gannett Co. Inc.	1,814,543	44,384	0.4%
Foot Locker Inc.	1,190,195	41,811	0.4%
Omnicare Inc.	831,829	39,687	0.4%
GameStop Corp. Class A	895,179	37,624	0.4%
Consumer Services—Other †		1,045,440	10.5%
		1,208,946	12.1%
Financials
* Genworth Financial Inc. Class A	3,908,978	44,601	0.5%
Arthur J Gallagher & Co.	1,002,317	43,791	0.4%
Fidelity National Financial Inc. Class A	1,714,192	40,815	0.4%
Senior Housing Properties Trust	1,491,025	38,662	0.4%
Liberty Property Trust	953,335	35,235	0.4%
Apartment Investment & Management Co. Class A	1,156,759	34,749	0.4%

49

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
HCC Insurance Holdings Inc.	794,557	34,253	0.4%
Eaton Vance Corp.	909,164	34,175	0.3%
Starwood Property Trust Inc.	1,317,482	32,608	0.3%
National Retail Properties Inc.	944,690	32,497	0.3%
Corrections Corp. of America	913,389	30,936	0.3%
Assured Guaranty Ltd.	1,354,141	29,872	0.3%
Financials—Other †		2,510,865	25.2%
		2,943,059	29.6%
Health Care
* Tenet Healthcare Corp.	820,551	37,827	0.4%
Warner Chilcott plc Class A	1,790,345	35,592	0.4%
* Covance Inc.	441,919	33,648	0.3%
Community Health Systems Inc.	709,929	33,281	0.3%
* Health Management Associates Inc. Class A	1,953,286	30,706	0.3%
Health Care—Other †		442,438	4.5%
		613,492	6.2%
Industrials
Towers Watson & Co. Class A	515,563	42,245	0.4%
Valspar Corp.	627,036	40,550	0.4%
* Flextronics International Ltd.	4,960,082	38,391	0.4%
Packaging Corp. of America	777,385	38,061	0.4%
Lincoln Electric Holdings Inc.	656,942	37,623	0.4%
* United Rentals Inc.	747,119	37,289	0.4%
IDEX Corp.	651,981	35,083	0.4%
Total System Services Inc.	1,334,391	32,666	0.3%
Bemis Co. Inc.	815,795	31,930	0.3%
Carlisle Cos. Inc.	504,155	31,414	0.3%
Industrials—Other †		1,741,678	17.5%
		2,106,930	21.2%
Oil & Gas
* Superior Energy Services Inc.	1,265,037	32,815	0.3%
* WPX Energy Inc.	1,587,520	30,068	0.3%
Oil & Gas—Other †		312,732	3.2%
		375,615	3.8%

Other †		93	0.0%

Technology
* NCR Corp.	1,303,314	42,996	0.4%
Technology—Other †		553,170	5.6%
		596,166	6.0%

Telecommunications †		48,143	0.5%

Utilities
NV Energy Inc.	1,866,347	43,785	0.4%
AGL Resources Inc.	934,571	40,056	0.4%
UGI Corp.	902,521	35,298	0.4%
Aqua America Inc.	1,115,819	34,914	0.4%
Questar Corp.	1,387,915	33,102	0.3%
Westar Energy Inc.	1,006,059	32,154	0.3%
Utilities—Other †		427,030	4.3%
		646,339	6.5%
Total Common Stocks (Cost $8,566,274)		9,889,938	99.4%[1]

50

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.127%	125,714,376	125,714	1.3%

4U.S. Government and Agency Obligations †			11,997	0.1%
Total Temporary Cash Investments (Cost $137,711)			137,711	1.4%[1]
[5]Total Investments (Cost $8,703,985)			10,027,649	100.8%
Other Assets and Liabilities
Other Assets			69,619	0.7%
Liabilities[3]			(146,659)	(1.5%)
			(77,040)	(0.8%)
Net Assets			9,950,609	100.0%

At June 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				9,480,728
Undistributed Net Investment Income				98,001
Accumulated Net Realized Losses				(951,573)
Unrealized Appreciation (Depreciation)
Investment Securities				1,323,664
Futures Contracts				(211)
Net Assets				9,950,609

Investor Shares—Net Assets
Applicable to 113,438,787 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,276,549
Net Asset Value Per Share—Investor Shares				$20.07

Admiral Shares—Net Assets
Applicable to 92,750,911 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,339,046
Net Asset Value Per Share—Admiral Shares				$36.00

Institutional Shares—Net Assets
Applicable to 62,475,723 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,257,115
Net Asset Value Per Share—Institutional Shares				$20.12

51

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 36,738,185 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,077,899
Net Asset Value Per Share—ETF Shares	$83.78

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $49,711,000 of collateral received for securities on loan.
4 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $46,287,000.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	113,430
Interest[1]	119
Securities Lending	1,647
Total Income	115,196
Expenses
The Vanguard Group—Note B
Investment Advisory Services	316
Management and Administrative—Investor Shares	2,229
Management and Administrative—Admiral Shares	1,023
Management and Administrative—Institutional Shares	244
Management and Administrative—ETF Shares	836
Marketing and Distribution—Investor Shares	286
Marketing and Distribution—Admiral Shares	223
Marketing and Distribution—Institutional Shares	130
Marketing and Distribution—ETF Shares	269
Custodian Fees	211
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	10
Shareholders’ Reports—ETF Shares	53
Trustees’ Fees and Expenses	7
Total Expenses	5,857
Net Investment Income	109,339
Realized Net Gain (Loss)
Investment Securities Sold	256,300
Futures Contracts	8,959
Realized Net Gain (Loss)	265,259
Change in Unrealized Appreciation (Depreciation)
Investment Securities	873,040
Futures Contracts	(651)
Change in Unrealized Appreciation (Depreciation)	872,389
Net Increase (Decrease) in Net Assets Resulting from Operations	1,246,987
1 Interest income from an affiliated company of the fund was $110,000.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,339	198,040
Realized Net Gain (Loss)	265,259	288,607
Change in Unrealized Appreciation (Depreciation)	872,389	730,899
Net Increase (Decrease) in Net Assets Resulting from Operations	1,246,987	1,217,546
Distributions
Net Investment Income
Investor Shares	(472)	(49,439)
Admiral Shares	(779)	(65,573)
Institutional Shares	(289)	(25,249)
ETF Shares	(734)	(59,329)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,274)	(199,590)
Capital Share Transactions
Investor Shares	(34,369)	(274,112)
Admiral Shares	368,683	305,708
Institutional Shares	123,103	136,875
ETF Shares	424,793	239,683
Net Increase (Decrease) from Capital Share Transactions	882,210	408,154
Total Increase (Decrease)	2,126,923	1,426,110
Net Assets
Beginning of Period	7,823,686	6,397,576
End of Period[1]	9,950,609	7,823,686

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $98,001,000 and ($9,654,000).

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.40	$15.04	$16.01	$13.06	$10.21	$15.49
Investment Operations
Net Investment Income	.211	.428	.309	.285	.241	.293
Net Realized and Unrealized Gain (Loss)
on Investments	2.463	2.364	(.974)	2.956	2.854	(5.277)
Total from Investment Operations	2.674	2.792	(.665)	3.241	3.095	(4.984)
Distributions
Dividends from Net Investment Income	(.004)	(.432)	(.305)	(.291)	(.245)	(.296)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.004)	(.432)	(.305)	(.291)	(.245)	(.296)
Net Asset Value, End of Period	$20.07	$17.40	$15.04	$16.01	$13.06	$10.21

Total Return[1]	15.37%	18.56%	-4.16%	24.82%	30.34%	-32.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,277	$2,001	$1,980	$4,316	$3,279	$2,435
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.66%	1.90%	2.03%	2.26%	2.33%
Portfolio Turnover Rate [2]	56%	25%	30%	25%	33%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Sept. 27,
	Ended	Ended	2011[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$31.20	$26.96	$25.00
Investment Operations
Net Investment Income	.405	.814	.196
Net Realized and Unrealized Gain (Loss) on Investments	4.404	4.245	2.320
Total from Investment Operations	4.809	5.059	2.516
Distributions
Dividends from Net Investment Income	(.009)	(.819)	(.556)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.009)	(.819)	(.556)
Net Asset Value, End of Period	$36.00	$31.20	$26.96

Total Return[2]	15.41%	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,339	$2,563	$1,941
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.62%	2.80%	2.04% [3]
Portfolio Turnover Rate [4]	56%	25%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.44	$15.07	$16.04	$13.09	$10.22	$15.53
Investment Operations
Net Investment Income	.228	.459	.338	.311	.262	.315
Net Realized and Unrealized Gain (Loss)
on Investments	2.457	2.371	(.973)	2.957	2.874	(5.307)
Total from Investment Operations	2.685	2.830	(.635)	3.268	3.136	(4.992)
Distributions
Dividends from Net Investment Income	(.005)	(.460)	(.335)	(.318)	(.266)	(.318)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.005)	(.460)	(.335)	(.318)	(.266)	(.318)
Net Asset Value, End of Period	$20.12	$17.44	$15.07	$16.04	$13.09	$10.22

Total Return	15.40%	18.78%	-3.97%	24.97%	30.71%	-32.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,257	$979	$722	$871	$543	$383
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.82%	2.06%	2.21%	2.46%	2.49%
Portfolio Turnover Rate[1]	56%	25%	30%	25%	33%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$72.60	$62.73	$66.80	$54.49	$42.58	$64.65
Investment Operations
Net Investment Income	.942	1.896	1.393	1.269	1.071	1.296
Net Realized and Unrealized Gain (Loss)
on Investments	10.259	9.877	(4.083)	12.340	11.923	(22.053)
Total from Investment Operations	11.201	11.773	(2.690)	13.609	12.994	(20.757)
Distributions
Dividends from Net Investment Income	(.021)	(1.903)	(1.380)	(1.299)	(1.084)	(1.313)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.021)	(1.903)	(1.380)	(1.299)	(1.084)	(1.313)
Net Asset Value, End of Period	$83.78	$72.60	$62.73	$66.80	$54.49	$42.58

Total Return	15.43%	18.78%	-4.05%	24.97%	30.52%	-31.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,078	$2,281	$1,755	$1,851	$1,310	$894
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.80%	2.04%	2.17%	2.40%	2.45%
Portfolio Turnover Rate[1]	56%	25%	30%	25%	33%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Small Cap Value Index to the CRSP US Small Cap Value Index. The benchmark change was effective on April 17, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

59

Small-Cap Value Index Fund

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $1,210,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

60

Small-Cap Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,889,879	—	59
Temporary Cash Investments	125,714	11,997	—
Futures Contracts—Liabilities[1]	(112)	—	—
Total	10,015,481	11,997	59
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2013	436	42,497	20
E-mini S&P MidCap 400 Index	September 2013	116	13,432	(231)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $590,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified

61

Small-Cap Value Index Fund

from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at June 30, 2013, had unrealized appreciation of $522,000 as of December 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended June 30, 2013, the fund realized $17,853,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $1,196,884,000 to offset future net capital gains. Of this amount, $1,144,768,000 is subject to expiration dates; $755,994,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $52,116,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $8,704,507,000. Net unrealized appreciation of investment securities for tax purposes was $1,323,142,000, consisting of unrealized gains of $1,623,100,000 on securities that had risen in value since their purchase and $299,958,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $5,038,672,000 of investment securities and sold $4,078,422,000 of investment securities, other than temporary cash investments. Purchases and sales include $512,248,000 and $84,977,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	338,770	17,618	417,447	25,184
Issued in Lieu of Cash Distributions	440	23	45,892	2,638
Redeemed	(373,579)	(19,163)	(737,451)	(44,523)
Net Increase (Decrease)—Investor Shares	(34,369)	(1,522)	(274,112)	(16,701)
Admiral Shares
Issued	561,580	16,146	557,583	18,672
Issued in Lieu of Cash Distributions	707	20	59,631	1,912
Redeemed	(193,604)	(5,589)	(311,506)	(10,410)
Net Increase (Decrease)—Admiral Shares	368,683	10,577	305,708	10,174

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Small-Cap Value Index Fund

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	228,251	11,759	315,863	19,079
Issued in Lieu of Cash Distributions	261	13	22,904	1,313
Redeemed	(105,409)	(5,440)	(201,892)	(12,141)
Net Increase (Decrease)—Institutional Shares	123,103	6,332	136,875	8,251
ETF Shares
Issued	514,277	6,422	1,166,553	16,837
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(89,484)	(1,100)	(926,870)	(13,400)
Net Increase (Decrease)—ETF Shares	424,793	5,322	239,683	3,437

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2013*
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,158.91	$1.28
Admiral Shares	1,000.00	1,159.66	0.48
Signal Shares	1,000.00	1,159.72	0.48
Institutional Shares	1,000.00	1,159.66	0.43
Institutional Plus Shares	1,000.00	1,159.86	0.32
ETF Shares	1,000.00	1,159.69	0.48
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,156.25	$1.28
Admiral Shares	1,000.00	1,157.32	0.48
Institutional Shares	1,000.00	1,157.28	0.43
ETF Shares	1,000.00	1,157.16	0.48
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,153.68	$1.28
Admiral Shares	1,000.00	1,154.14	0.48
Institutional Shares	1,000.00	1,153.96	0.43
ETF Shares	1,000.00	1,154.29	0.48

* The returns used in this table for the Small-Cap Index Fund and the Small-Cap Growth Index Fund are based on the ending share prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. For those funds, the total returns as of June 30, 2013, were adjusted because of a significant change in the value of one of the funds’ securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements).

65

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.35	0.45
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600S

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082013

Semiannual Report | June 30, 2013

Vanguard U.S. Stock Index Funds Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

> Vanguard’s mid-capitalization U.S. stock index funds delivered double-digit returns for the six months, as mid-cap stocks rallied along with the broader stock market.

> Vanguard Mid-Cap Value Index Fund led the group with a return of nearly 17%. Vanguard Mid-Cap Growth Index Fund posted the lowest result, returning almost 14%.

> The stocks of banks and retailers had among the highest returns. Mining stocks were some of the weakest performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	9
Mid-Cap Index Fund.	29
Mid-Cap Growth Index Fund.	52
Mid-Cap Value Index Fund.	66
About Your Fund’s Expenses.	81
Trustees Approve Advisory Arrangement.	84
Glossary.	85

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013*
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	15.58%
Admiral™ Shares	15.65
Signal® Shares	15.67
Institutional Shares	15.68
Institutional Plus Shares	15.68
ETF Shares
Market Price	15.48
Net Asset Value	15.65
S&P Completion Index	15.64
Mid-Cap Core Funds Average	14.47
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Mid-Cap Index Fund
Investor Shares	15.51%
Admiral Shares	15.56
Signal Shares	15.53
Institutional Shares	15.56
Institutional Plus Shares	15.58
ETF Shares
Market Price	15.57
Net Asset Value	15.56
Spliced Mid-Cap Index	15.56
Mid-Cap Core Funds Average	14.47
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

* The total returns reported in this table for the Extended Market Index Fund are based on the ending share prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. For that fund, the total returns as of June 30, 2013, were adjusted because of a significant change in the value of one of the fund’s securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements).

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	13.83%
Admiral Shares	13.89
ETF Shares
Market Price	13.85
Net Asset Value	13.92
Spliced Mid-Cap Growth Index	13.75
Mid-Cap Growth Funds Average	13.17
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Vanguard Mid-Cap Value Index Fund
Investor Shares	16.78%
Admiral Shares	16.90
ETF Shares
Market Price	16.90
Net Asset Value	16.90
Spliced Mid-Cap Value Index	16.99
Mid-Cap Value Funds Average	16.46
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2012, Through June 30, 2013*

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$45.86	$52.99	$0.015	$0.000
Admiral Shares	45.87	53.03	0.018	0.000
Signal Shares	39.41	45.57	0.015	0.000
Institutional Shares	45.86	53.03	0.018	0.000
Institutional Plus Shares	113.18	130.88	0.046	0.000
ETF Shares	60.46	69.90	0.024	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$22.47	$25.95	$0.004	$0.000
Admiral Shares	101.97	117.81	0.024	0.000
Signal Shares	32.18	37.17	0.008	0.000
Institutional Shares	22.52	26.02	0.005	0.000
Institutional Plus Shares	111.08	128.36	0.027	0.000
ETF Shares	82.33	95.12	0.019	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$26.99	$30.72	$0.003	$0.000
Admiral Shares	29.55	33.65	0.005	0.000
ETF Shares	68.64	78.18	0.013	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$23.16	$27.04	$0.005	$0.000
Admiral Shares	30.47	35.61	0.009	0.000
ETF Shares	58.82	68.74	0.018	0.000

* The ending share prices reported in this table for the Extended Market Index Fund are the prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. For that fund, the share prices as of June 30, 2013, were adjusted because of a significant change in the value of one of the fund’s securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements).

Chairman’s Letter

Dear Shareholder,

Mid-capitalization stocks rallied in the first half of 2013, propelled by gains for banks and retailers. Returns ranged from 13.83% for Vanguard Mid-Cap Growth Index Fund to 16.78% for Vanguard Mid-Cap Value Index Fund. (Returns cited in this letter are for Investor Shares.) Results for Vanguard Mid-Cap Index Fund and Vanguard Extended Market Index Fund fell in between.

All four funds closely tracked the performance of their respective benchmark indexes and posted higher returns than their peergroup averages.

As we previously announced, three of the funds covered in this report—the MidCap Index, MidCap Growth Index, and MidCap Value Index—have transitioned to new benchmarks supplied by the University of Chicago’s Center for Research in Security Prices. (See the Investment Insight on page 7 for more about the transition.) The Extended Market Index Fund, which includes smallcap stocks along with midcaps, is retaining its benchmark, the S&P Completion Index.

Global stocks notched gains despite some recent turbulence
After staging a stellar performance in the first several months of the year, global stocks declined in June. Investors worldwide were spooked by signs of trouble in China’s economy and also by a statement from Federal Reserve Chairman Ben Bernanke that the central bank could begin to reduce its stimulative bondbuying program later this year. Still, U.S. stocks returned about 14% for the sixmonth period, despite a drop of more than 1% in June.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as “quantitative easing.” However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Developed markets in the Pacific region generally fared better than their European and emergingmarket counterparts. Notably, Japanese stocks made a recovery in June from a sharp decline in May.

Bond prices fell sharply in the period’s final months
Bond returns, which sputtered along through most of the period, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than their counterparts in equities. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

Market Barometer

			Total Returns
		Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

The yield of the 10year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for shortterm rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

For the half year, value stocks led the way
Among midcap stocks, valuestyle investments generally had the best results in the first half of 2013. Compared with their growth counterparts, companies in the value category usually have less expensive stocks—based on measures such as priceearnings ratios—and pay higher dividends. But they also tend to generate more modest increases in sales and earnings.

The MidCap Value Index Fund’s return was nearly 3 percentage points higher than that of the MidCap Growth Index Fund for the six months. It’s worth noting, of course, that the performance of value versus growth stocks varies from period to period. In last year’s semiannual reporting period, for example, the MidCap Growth Index notched the greater return. Vanguard counsels that a diversified portfolio should include exposure to both growth and value stocks.

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index Fund	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%	1.23%
Mid-Cap Index Fund	0.24	0.10	0.10	0.08	0.06	0.10	1.23
Mid-Cap Growth Index Fund	0.24	0.10	—	—	—	0.10	1.35
Mid-Cap Value Index Fund	0.24	0.10	—	—	—	0.10	1.31

The fund expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; and for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

In the most recent period, financial stocks helped boost the results of the MidCap Value Index Fund. The sector, which accounted for about onequarter of the fund’s assets, on average, benefited as banks continued to put distance between the financial crisis and their balance sheets.

Retailer stocks turned in robust returns for all four of the funds included in this report. Consumers seemed to open up their wallets amid signs of a housing recovery and indications that the job market was perking up.

Conversely, mining companies were a weak spot for all four of the funds. These shares came under pressure as commodity prices dropped in the face of slowing demand from China.

In pursuing investment goals, long-term asset mix is key
As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bondbuying program. Bond yields jumped (so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates. Keep in mind, however, that although interest rates

Investment insight

What benchmark changes mean for you
In June, we completed the transition of 22 Vanguard index funds—including yours—
to new target benchmarks. The change went smoothly, as the funds closely tracked their respective benchmarks throughout the transition.

The new index providers are the University of Chicago’s Center for Research in
Security Prices (CRSP) for U.S. stocks and FTSE Group for international stocks. The new benchmarks incorporate topquality index construction and offer comprehensive coverage of the markets they represent. And there are no changes to our funds’
investment goals, objectives, or policies.

We took this action because benchmark licensing costs were becoming a larger part of the expense ratios of our index funds. With the new, longterm agreements, our funds can pursue their indexing strategy at considerable savings for our clients.

remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

In fact, it’s precisely because shortterm market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the longterm mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a welldiversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 16, 2013

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

Extended Market Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%
30-Day SEC Yield	1.08%	1.22%	1.22%	1.24%	1.26%	1.22%

Portfolio Characteristics
			DJ U.S.
		S&P	Total
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,056	3,260	3,622
Median Market Cap	$3.1B	$3.1B	$38.5B
Price/Earnings Ratio	26.2x	26.3x	18.4x
Price/Book Ratio	2.3x	2.3x	2.3x
Return on Equity	9.4%	9.4%	16.4%
Earnings Growth Rate	11.2%	11.3%	10.7%
Dividend Yield	1.3%	1.3%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
		S&P	Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary	15.8%	15.7%	13.0%
Consumer Staples	3.6	3.7	9.2
Energy	5.7	5.7	9.7
Financials	23.3	23.3	17.9
Health Care	10.9	10.8	12.3
Industrials	15.6	15.6	11.1
Information Technology 14.9		15.0	17.2
Materials	5.4	5.4	3.7
Telecommunication
Services	1.1	1.1	2.5
Utilities	3.7	3.7	3.4

Volatility Measures
		DJ U.S.
	S&P	Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	1.21

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Liberty Global plc	Cable & Satellite	0.8%
Las Vegas Sands Corp.	Casinos & Gaming	0.6
Vertex Pharmaceuticals
Inc.	Biotechnology	0.5
Delta Air Lines Inc.	Airlines	0.5
Liberty Media Corp.	Broadcasting	0.4
Facebook Inc.	Internet Software &
	Services	0.4
LinkedIn Corp.	Internet Software &
	Services	0.4
Sirius XM Radio Inc.	Cable & Satellite	0.3
United Continental
Holdings Inc.	Airlines	0.3
Bunge Ltd.	Agricultural Products	0.3
Top Ten		4.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Extended Market Index Fund

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013*

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended June 30, 2013*

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	25.79%	8.79%	10.42%
Admiral Shares	11/13/2000	25.95	8.95	10.58
Signal Shares	9/1/2006	25.98	8.95	7.381
Institutional Shares	7/7/1997	25.97	8.99	10.62
Institutional Plus Shares	1/14/2011	26.01	—	10.61[1]
ETF Shares	12/27/2001
Market Price		25.93	8.93	10.57
Net Asset Value		25.95	8.95	10.58
1 Return since inception.

* The fund total returns reported in the Fiscal-Year Total Returns table for 2013 and in the Average Annual Total Returns table for the periods shown are based on the ending share prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. The total returns as of June 30, 2013, were adjusted because of a significant change in the value of one of the fund’s securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements). In the Fiscal-Year Total Returns table, 2013 reflects six-month performance data.
See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Las Vegas Sands Corp.	3,122,274	165,262	0.6%
*	Liberty Media Corp. Class A	986,377	125,033	0.4%
*	Liberty Global plc Class A	1,654,004	122,529	0.4%
*	Liberty Global plc	1,481,792	100,599	0.3%
	Sirius XM Radio Inc.	27,529,010	92,222	0.3%
	DISH Network Corp. Class A	1,801,059	76,581	0.3%
	Tractor Supply Co.	614,301	72,248	0.3%
*	Charter Communications Inc. Class A	578,856	71,691	0.2%
*,^	Tesla Motors Inc.	641,436	68,909	0.2%
*	LKQ Corp.	2,628,542	67,685	0.2%
*	TRW Automotive Holdings Corp.	951,846	63,241	0.2%
	Consumer Discretionary—Other †		3,606,630	12.3%
			4,632,630	15.7%
Consumer Staples
	Bunge Ltd.	1,294,531	91,614	0.3%
*	Green Mountain Coffee Roasters Inc.	1,090,034	81,818	0.3%
	Church & Dwight Co. Inc.	1,216,412	75,065	0.2%
	Consumer Staples—Other †		822,113	2.8%
			1,070,610	3.6%
Energy
	HollyFrontier Corp.	1,789,789	76,567	0.3%
*	Concho Resources Inc.	912,883	76,427	0.3%
	Oceaneering International Inc.	952,412	68,764	0.2%
*	Cobalt International Energy Inc.	2,434,483	64,684	0.2%
	Energy—Other †		1,379,507	4.7%
			1,665,949	5.7%
Financials
*	CIT Group Inc.	1,771,538	82,607	0.3%
	General Growth Properties Inc.	3,967,121	78,827	0.3%
*	Affiliated Managers Group Inc.	464,184	76,098	0.3%
	Realty Income Corp.	1,727,397	72,412	0.2%

Extended Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
SL Green Realty Corp.	806,318	71,109	0.2%
Digital Realty Trust Inc.	1,130,325	68,950	0.2%
Willis Group Holdings plc	1,536,935	62,676	0.2%
Financials—Other †		6,301,455	21.4%
		6,814,134	23.1%
Health Care
* Vertex Pharmaceuticals Inc.	1,948,938	155,662	0.5%
* Onyx Pharmaceuticals Inc.	642,351	84,392	0.3%
* Illumina Inc.	1,094,880	81,941	0.3%
HCA Holdings Inc.	2,159,716	77,879	0.3%
* Henry Schein Inc.	766,944	73,435	0.2%
* BioMarin Pharmaceutical Inc.	1,223,652	68,268	0.2%
Health Care—Other †		2,669,106	9.1%
		3,210,683	10.9%
Industrials
* Delta Air Lines Inc.	7,448,697	139,365	0.5%
* United Continental Holdings Inc.	2,939,540	91,978	0.3%
AMETEK Inc.	2,143,733	90,680	0.3%
* Hertz Global Holdings Inc.	3,523,627	87,386	0.3%
* Verisk Analytics Inc. Class A	1,289,575	76,988	0.3%
TransDigm Group Inc.	401,228	62,900	0.2%
Nielsen Holdings NV	1,850,391	62,155	0.2%
Industrials—Other †		3,975,584	13.5%
		4,587,036	15.6%
Information Technology
* Facebook Inc. Class A	4,895,378	121,699	0.4%
* LinkedIn Corp. Class A	612,034	109,126	0.4%
* Equinix Inc.	434,450	80,252	0.3%
* Alliance Data Systems Corp.	432,957	78,378	0.3%
Avago Technologies Ltd. Class A	1,907,775	71,313	0.3%
Maxim Integrated Products Inc.	2,562,199	71,178	0.2%
* Cree Inc.	1,037,986	66,286	0.2%
Information Technology—Other †		3,777,095	12.8%
		4,375,327	14.9%
Materials
Rock Tenn Co. Class A	633,188	63,243	0.2%
Celanese Corp. Class A	1,405,316	62,958	0.2%
Materials—Other †		1,458,154	5.0%
		1,584,355	5.4%

Other †		591	0.0%

Telecommunication Services
* SBA Communications Corp. Class A	1,123,206	83,252	0.3%
Telecommunication Services—Other †		245,294	0.8%
		328,546	1.1%
Utilities
* Calpine Corp.	3,366,314	71,467	0.3%
American Water Works Co. Inc.	1,564,253	64,494	0.2%
Utilities—Other †		949,173	3.2%
		1,085,134	3.7%
Total Common Stocks (Cost $23,209,851)		29,354,995	99.7%[1]

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.127%	438,215,571	438,216	1.5%
4U.S. Government and Agency Obligations †			6,847	0.0%
Total Temporary Cash Investments (Cost $445,064)			445,063	1.5%[1]
Total Investments (Cost $23,654,915)			29,800,058	101.2%
Other Assets and Liabilities
Other Assets			194,174	0.7%
Liabilities[3]			(557,697)	(1.9%)
			(363,523)	(1.2%)
Net Assets			29,436,535	100.0%

At June 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				23,310,262
Undistributed Net Investment Income				149,993
Accumulated Net Realized Losses				(168,444)
Unrealized Appreciation (Depreciation)
Investment Securities				6,145,143
Futures Contracts				(419)
Net Assets				29,436,535

Investor Shares—Net Assets
Applicable to 57,602,127 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,055,468
Net Asset Value Per Share—Investor Shares				$53.04

Admiral Shares—Net Assets
Applicable to 135,483,176 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				7,191,884
Net Asset Value Per Share—Admiral Shares				$53.08

Signal Shares—Net Assets
Applicable to 65,544,254 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,989,434
Net Asset Value Per Share—Signal Shares				$45.61

Extended Market Index Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Institutional Shares—Net Assets
Applicable to 120,476,517 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,395,155
Net Asset Value Per Share—Institutional Shares	$53.08

Institutional Plus Shares—Net Assets
Applicable to 56,732,471 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,432,361
Net Asset Value Per Share—Institutional Plus Shares	$131.01

ETF Shares—Net Assets
Applicable to 33,903,194 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,372,233
Net Asset Value Per Share—ETF Shares	$69.97

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $347,318,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $378,240,000 of collateral received for securities on loan.
4 Securities with a value of $2,449,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	177,799
Interest[1]	108
Securities Lending	14,409
Total Income	192,316
Expenses
The Vanguard Group—Note B
Investment Advisory Services	825
Management and Administrative—Investor Shares	3,185
Management and Administrative—Admiral Shares	2,570
Management and Administrative—Signal Shares	863
Management and Administrative—Institutional Shares	1,302
Management and Administrative—Institutional Plus Shares	805
Management and Administrative—ETF Shares	658
Marketing and Distribution—Investor Shares	348
Marketing and Distribution—Admiral Shares	476
Marketing and Distribution—Signal Shares	333
Marketing and Distribution—Institutional Shares	837
Marketing and Distribution—Institutional Plus Shares	862
Marketing and Distribution—ETF Shares	224
Custodian Fees	309
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Signal Shares	21
Shareholders’ Reports—Institutional Shares	35
Shareholders’ Reports—Institutional Plus Shares	95
Shareholders’ Reports—ETF Shares	21
Trustees’ Fees and Expenses	20
Total Expenses	13,862
Net Investment Income	178,454
Realized Net Gain (Loss)
Investment Securities Sold	302,952
Futures Contracts	17,326
Realized Net Gain (Loss)	320,278
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,329,840
Futures Contracts	(382)
Change in Unrealized Appreciation (Depreciation)	3,329,458
Net Increase (Decrease) in Net Assets Resulting from Operations	3,828,190

1 Interest income from an affiliated company of the fund was $104,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	178,454	378,931
Realized Net Gain (Loss)	320,278	1,006,949
Change in Unrealized Appreciation (Depreciation)	3,329,458	2,133,156
Net Increase (Decrease) in Net Assets Resulting from Operations	3,828,190	3,519,036
Distributions
Net Investment Income
Investor Shares	(931)	(42,238)
Admiral Shares	(2,392)	(96,338)
Signal Shares	(908)	(36,221)
Institutional Shares	(2,247)	(89,944)
Institutional Plus Shares	(2,415)	(89,978)
ETF Shares	(669)	(23,617)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(9,562)	(378,336)
Capital Share Transactions
Investor Shares	(247,554)	(334,651)
Admiral Shares	272,316	122,276
Signal Shares	382,158	130,865
Institutional Shares	23,919	(1,240,690)
Institutional Plus Shares	1,031,892	3,716,303
ETF Shares	636,221	132,781
Net Increase (Decrease) from Capital Share Transactions	2,098,952	2,526,884
Total Increase (Decrease)	5,917,580	5,667,584
Net Assets
Beginning of Period	23,518,955	17,851,371
End of Period[1]	29,436,535	23,518,955

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $149,993,000 and ($20,146,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$45.86	$39.34	$41.26	$32.67	$24.01	$39.89
Investment Operations
Net Investment Income	.287	.688	.385	.360	.316	.392
Net Realized and Unrealized Gain (Loss)
on Investments	6.908	6.515	(1.923)	8.581	8.670	(15.862)
Total from Investment Operations	7.195	7.203	(1.538)	8.941	8.986	(15.470)
Distributions
Dividends from Net Investment Income	(.015)	(.683)	(.382)	(.351)	(.326)	(.410)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.015)	(.683)	(.382)	(.351)	(.326)	(.410)
Net Asset Value, End of Period	$53.04	$45.86	$39.34	$41.26	$32.67	$24.01

Total Return[1]	15.69%[2]	18.31%	-3.73%	27.37%	37.43%	-38.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,056	$2,857	$2,753	$3,405	$4,309	$3,080
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.30%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.27%	1.62%	0.93%	1.07%	1.16%	1.22%
Portfolio Turnover Rate[3]	8%	12%	14%	10%	17%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.58%.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$45.87	$39.35	$41.28	$32.67	$24.01	$39.90
Investment Operations
Net Investment Income	.326	.758	.450	.399	.362	.443
Net Realized and Unrealized Gain (Loss)
on Investments	6.902	6.513	(1.932)	8.606	8.673	(15.881)
Total from Investment Operations	7.228	7.271	(1.482)	9.005	9.035	(15.438)
Distributions
Dividends from Net Investment Income	(.018)	(.751)	(.448)	(.395)	(.375)	(.452)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.018)	(.751)	(.448)	(.395)	(.375)	(.452)
Net Asset Value, End of Period	$53.08	$45.87	$39.35	$41.28	$32.67	$24.01

Total Return[1]	15.76%[2]	18.48%	-3.59%	27.57%	37.65%	-38.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,192	$5,970	$5,018	$5,161	$2,300	$1,705
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.13%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.41%	1.76%	1.07%	1.21%	1.33%	1.37%
Portfolio Turnover Rate[3]	8%	12%	14%	10%	17%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.65%.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$39.41	$33.81	$35.46	$28.08	$20.64	$34.29
Investment Operations
Net Investment Income	.280	.650	.384	.355	.310	.381
Net Realized and Unrealized Gain (Loss)
on Investments	5.935	5.595	(1.652)	7.376	7.451	(13.642)
Total from Investment Operations	6.215	6.245	(1.268)	7.731	7.761	(13.261)
Distributions
Dividends from Net Investment Income	(.015)	(.645)	(.382)	(.351)	(.321)	(.389)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.015)	(.645)	(.382)	(.351)	(.321)	(.389)
Net Asset Value, End of Period	$45.61	$39.41	$33.81	$35.46	$28.08	$20.64

Total Return	15.77%[1]	18.48%	-3.58%	27.53%	37.62%	-38.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,990	$2,242	$1,814	$2,094	$1,661	$1,230
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.13%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.41%	1.76%	1.07%	1.21%	1.33%	1.37%
Portfolio Turnover Rate[2]	8%	12%	14%	10%	17%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.67%.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$45.86	$39.34	$41.27	$32.68	$24.02	$39.91
Investment Operations
Net Investment Income	.330	.764	.460	.429	.374	.458
Net Realized and Unrealized Gain (Loss)
on Investments	6.908	6.514	(1.933)	8.586	8.674	(15.882)
Total from Investment Operations	7.238	7.278	(1.473)	9.015	9.048	(15.424)
Distributions
Dividends from Net Investment Income	(.018)	(.758)	(.457)	(.425)	(.388)	(.466)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.018)	(.758)	(.457)	(.425)	(.388)	(.466)
Net Asset Value, End of Period	$53.08	$45.86	$39.34	$41.27	$32.68	$24.02

Total Return	15.78%[1]	18.50%	-3.57%	27.59%	37.69%	-38.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,395	$5,496	$5,810	$5,648	$3,494	$2,442
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.43%	1.78%	1.09%	1.25%	1.38%	1.41%
Portfolio Turnover Rate[2]	8%	12%	14%	10%	17%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.68%.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Jan. 14,
	Ended	Ended	2011[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$113.18	$97.10	$105.13
Investment Operations
Net Investment Income	.828	1.917	1.139
Net Realized and Unrealized Gain (Loss) on Investments	17.048	16.064	(8.015)
Total from Investment Operations	17.876	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(.046)	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.046)	(1.901)	(1.154)
Net Asset Value, End of Period	$131.01	$113.18	$97.10

Total Return	15.80%[2]	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,432	$5,477	$1,307
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.45%	1.80%	1.11%[3]
Portfolio Turnover Rate[4]	8%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.68%.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008[1]
Net Asset Value, Beginning of Period	$60.46	$51.87	$54.42	$43.09	$31.67	$52.62
Investment Operations
Net Investment Income	.432	1.000	.593	.547	.476	.595
Net Realized and Unrealized Gain (Loss)
on Investments	9.102	8.582	(2.553)	11.324	11.438	(20.935)
Total from Investment Operations	9.534	9.582	(1.960)	11.871	11.914	(20.340)
Distributions
Dividends from Net Investment Income	(.024)	(.992)	(.590)	(.541)	(.494)	(.610)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.024)	(.992)	(.590)	(.541)	(.494)	(.610)
Net Asset Value, End of Period	$69.97	$60.46	$51.87	$54.42	$43.09	$31.67

Total Return	15.77%[2]	18.48%	-3.61%	27.55%	37.63%	-38.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,372	$1,477	$1,148	$1,113	$781	$484
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.13%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.41%	1.76%	1.07%	1.21%	1.33%	1.39%
Portfolio Turnover Rate[3]	8%	12%	14%	10%	17%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 The reported total return is based on the net asset value per share as of June 30, 2013—rather than as of June 28, 2013, the month’s last business day—because of a significant change in the value of one of the fund’s securities (see Note C in the Notes to Financial Statements). The total return based on the net asset value per share as of June 28, 2013, was 15.65%.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Extended Market Index Fund

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $3,617,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Extended Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,270,013	84,507	475
Temporary Cash Investments	438,216	6,847	—
Futures Contracts—Assets[1]	44	—	—
Futures Contracts—Liabilities[1]	(129)	—	—
Total	29,708,144	91,354	475
1 Represents variation margin on the last day of the reporting period.

$84,392,000 of a security that is valued in this report based on Level 2 inputs is normally valued based on Level 1 inputs. This security experienced a significant change in value between the close of business on June 28, 2013, and the close of the reporting period on June 30, 2013, because of an acquisition proposal from another company.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2013	293	33,926	(501)
E-mini Russell 2000 Index	September 2013	345	33,627	82

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $1,247,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at June 30, 2013, had unrealized appreciation of $879,000 as of December 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended June 30, 2013, the fund realized $308,892,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $159,484,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $85,322,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $23,655,794,000. Net unrealized appreciation of investment securities for tax purposes was $6,144,264,000, consisting of unrealized gains of $7,864,404,000 on securities that had risen in value since their purchase and $1,720,140,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $4,203,942,000 of investment securities and sold $1,888,114,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,418,457,000 and $744,051,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	289,729	5,720	452,943	10,437
Issued in Lieu of Cash Distributions	922	18	41,611	909
Redeemed	(538,205)	(10,435)	(829,205)	(19,032)
Net Increase (Decrease)—Investor Shares	(247,554)	(4,697)	(334,651)	(7,686)
Admiral Shares
Issued	616,908	12,098	688,463	15,624
Issued in Lieu of Cash Distributions	2,144	42	86,360	1,886
Redeemed	(346,736)	(6,801)	(652,547)	(14,894)
Net Increase (Decrease)—Admiral Shares	272,316	5,339	122,276	2,616
Signal Shares
Issued	647,152	14,749	671,550	17,843
Issued in Lieu of Cash Distributions	830	19	33,949	863
Redeemed	(265,824)	(6,117)	(574,634)	(15,475)
Net Increase (Decrease)—Signal Shares	382,158	8,651	130,865	3,231
Institutional Shares
Issued	1,255,919	24,872	1,636,658	38,018
Issued in Lieu of Cash Distributions	2,150	42	85,133	1,860
Redeemed	(1,234,150)	(24,266)	(2,962,481)	(67,733)
Net Increase (Decrease)—Institutional Shares	23,919	648	(1,240,690)	(27,855)
Institutional Plus Shares
Issued	1,390,274	11,192	4,237,341	39,783
Issued in Lieu of Cash Distributions	2,376	19	88,482	783
Redeemed	(360,758)	(2,866)	(609,520)	(5,635)
Net Increase (Decrease)—Institutional Plus Shares	1,031,892	8,345	3,716,303	34,931
ETF Shares
Issued	1,426,735	20,869	1,290,123	22,299
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(790,514)	(11,400)	(1,157,342)	(20,000)
Net Increase (Decrease)—ETF Shares	636,221	9,469	132,781	2,299

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.20%	1.35%	1.35%	1.36%	1.38%	1.35%

Portfolio Characteristics
			DJ U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	362	362	3,622
Median Market Cap	$9.1B	$9.1B	$38.5B
Price/Earnings Ratio	23.0x	23.0x	18.4x
Price/Book Ratio	2.5x	2.5x	2.3x
Return on Equity	13.4%	13.4%	16.4%
Earnings Growth Rate	10.0%	10.0%	10.7%
Dividend Yield	1.4%	1.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	34%	—	—
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.0%	4.0%	2.9%
Consumer Goods	13.4	13.4	10.6
Consumer Services	15.5	15.5	13.4
Financials	17.4	17.5	18.9
Health Care	9.2	9.2	11.7
Industrials	16.2	16.2	12.8
Oil & Gas	6.4	6.3	9.6
Technology	11.5	11.5	14.2
Telecommunications	0.8	0.8	2.5
Utilities	5.6	5.6	3.4

Volatility Measures
		DJ U.S.
	Spliced	Total
	Mid-Cap	Market
	Index	FA Index
R-Squared	1.00	0.97
Beta	1.00	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Health Care REIT Inc.	Specialty REITs	0.7%
Macy's Inc.	Broadline Retailers	0.7
Vertex Pharmaceuticals
Inc.	Biotechnology	0.7
Discovery	Broadcasting &
Communications Inc.	Entertainment	0.7
AvalonBay Communities
Inc.	Residential REITs	0.6
LinkedIn Corp.	Business Training &
	Employment	0.6
Delta Air Lines Inc.	Airlines	0.6
Actavis Inc.	Pharmaceuticals	0.6
Delphi Automotive plc	Auto Parts	0.6
Mattel Inc.	Toys	0.6
Top Ten		6.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

Mid-Cap Index Fund

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013
For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	24.84%	7.79%	10.32%
Admiral Shares	11/12/2001	25.02	7.93	10.45
Signal Shares	3/30/2007	25.00	7.93	5.161
Institutional Shares	5/21/1998	25.03	7.96	10.49
Institutional Plus Shares	12/15/2010	25.08	—	12.34[1]
ETF Shares	1/26/2004
Market Price		25.04	7.94	8.40[1]
Net Asset Value		25.02	7.93	8.40[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As o June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (4.0%)
	Eastman Chemical Co.	2,311,245	161,810
	CF Industries Holdings Inc.	884,281	151,654
	Sigma-Aldrich Corp.	1,794,231	144,185
	FMC Corp.	2,030,229	123,966
	Celanese Corp. Class A	2,381,007	106,669
	Ashland Inc.	1,178,542	98,408
	Airgas Inc.	982,936	93,831
	CONSOL Energy Inc.	3,409,738	92,404
	International Flavors
	& Fragrances Inc.	1,215,384	91,348
*	WR Grace & Co.	1,075,887	90,418
	Albemarle Corp.	1,309,125	81,545
	Reliance Steel
	& Aluminum Co.	1,088,393	71,355
	Avery Dennison Corp.	1,483,250	63,424
	Alcoa Inc.	7,972,419	62,344
	Peabody Energy Corp.	4,016,018	58,795
	Huntsman Corp.	2,881,759	47,722
^	Cliffs Natural
	Resources Inc.	1,148,199	18,658
			1,558,536
Consumer Goods (13.3%)
	Delphi Automotive plc	4,661,456	236,289
	Mattel Inc.	5,149,720	233,334
	ConAgra Foods Inc.	6,214,334	217,067
	Harley-Davidson Inc.	3,341,794	183,197
	Genuine Parts Co.	2,194,951	171,360
	Clorox Co.	1,963,029	163,206
	Ralph Lauren Corp.
	Class A	909,750	158,060
	JM Smucker Co.	1,519,238	156,709
	Beam Inc.	2,398,816	151,389
	PVH Corp.	1,208,441	151,116
*	BorgWarner Inc.	1,722,944	148,432
	Bunge Ltd.	2,083,119	147,422
	Dr Pepper Snapple
	Group Inc.	3,042,389	139,737
	Coca-Cola Enterprises Inc.	3,881,582	136,476

			Market
			Value
		Shares	($000)
	Avon Products Inc.	6,457,475	135,801
	Whirlpool Corp.	1,180,348	134,985
*	Green Mountain
	Coffee Roasters Inc.	1,779,567	133,574
*	Monster Beverage Corp.	2,103,286	127,817
	Church & Dwight Co. Inc.	2,060,454	127,151
*	Constellation Brands Inc.
	Class A	2,297,188	119,730
	McCormick & Co. Inc.	1,693,763	119,173
*,^	Tesla Motors Inc.	1,054,309	113,264
	Newell Rubbermaid Inc.	4,302,610	112,944
	Tyson Foods Inc. Class A	4,247,789	109,083
*	TRW Automotive
	Holdings Corp.	1,612,687	107,147
*	LKQ Corp.	4,008,045	103,207
	Molson Coors
	Brewing Co. Class B	2,120,290	101,477
*,^	Lululemon Athletica Inc.	1,510,304	98,955
*	PulteGroup Inc.	5,201,339	98,669
*	Electronic Arts Inc.	4,287,773	98,490
*	Mohawk Industries Inc.	864,940	97,297
	Energizer Holdings Inc.	928,303	93,304
	DR Horton Inc.	4,325,479	92,046
	Lennar Corp. Class A	2,355,342	84,887
	Lear Corp.	1,381,188	83,507
	Hasbro Inc.	1,734,424	77,754
*	Fossil Group Inc.	742,840	76,743
	Hormel Foods Corp.	1,972,495	76,099
*	WABCO Holdings Inc.	932,793	69,670
*	NVR Inc.	66,962	61,739
^	Herbalife Ltd.	1,230,770	55,557
*	Smithfield Foods Inc.	1,037,658	33,983
*	Coty Inc. Class A	866,355	14,884
	Lennar Corp. Class B	66,962	1,898
			5,154,629
Consumer Services (15.4%)
	Macy’s Inc.	5,720,803	274,599
*	Delta Air Lines Inc.	12,770,608	238,938
	Ross Stores Inc.	3,113,361	201,777
	AmerisourceBergen
	Corp. Class A	3,442,721	192,207

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	L Brands Inc.	3,667,466	180,623
*	O’Reilly Automotive Inc.	1,564,762	176,224
*	Discovery Communications
	Inc. Class A	2,176,642	168,059
*	Chipotle Mexican Grill Inc.
	Class A	460,877	167,921
*	Netflix Inc.	795,250	167,869
*	Dollar Tree Inc.	3,170,419	161,184
	Staples Inc.	9,898,740	156,994
*	United Continental
	Holdings Inc.	4,978,889	155,789
*	CarMax Inc.	3,348,102	154,548
*	Hertz Global Holdings Inc.	5,968,279	148,013
	Southwest Airlines Co.	10,769,139	138,814
	Nordstrom Inc.	2,188,077	131,153
	DISH Network Corp.
	Class A	3,062,783	130,230
*	Charter Communications
	Inc. Class A	981,216	121,524
	Marriott International Inc.
	Class A	2,977,270	120,192
	Tiffany & Co.	1,617,283	117,803
	Wyndham
	Worldwide Corp.	2,025,552	115,922
	H&R Block Inc.	4,061,321	112,702
	Nielsen Holdings NV	3,345,228	112,366
*	Liberty Global plc Class A	1,495,922	110,818
*	Dollar General Corp.	2,197,235	110,807
	Best Buy Co. Inc.	4,050,451	110,699
	Tractor Supply Co.	936,543	110,147
	PetSmart Inc.	1,540,875	103,223
	Darden Restaurants Inc.	1,935,998	97,729
	Expedia Inc.	1,549,285	93,190
	Interpublic Group
	of Cos. Inc.	6,389,044	92,961
*	Discovery
	Communications Inc.	1,304,568	90,876
	Family Dollar Stores Inc.	1,457,267	90,802
*	Ulta Salon Cosmetics
	& Fragrance Inc.	902,192	90,364
	Advance Auto Parts Inc.	1,088,140	88,324
*	IHS Inc. Class A	832,314	86,877
	Safeway Inc.	3,595,792	85,076
	Signet Jewelers Ltd.	1,207,321	81,410
*	MGM Resorts
	International	5,482,879	81,037
	Scripps Networks
	Interactive Inc. Class A	1,178,924	78,705
*	Liberty Global plc	1,117,618	75,875
	Williams-Sonoma Inc.	1,240,397	69,326
*	Urban Outfitters Inc.	1,639,973	65,960
	Royal Caribbean
	Cruises Ltd.	1,966,535	65,564
	International Game
	Technology	3,878,619	64,812

			Market
			Value
		Shares	($000)
^	FactSet Research
	Systems Inc.	624,138	63,625
	Dun & Bradstreet Corp.	594,966	57,979
*	AutoNation Inc.	1,264,816	54,880
*	TripAdvisor Inc.	828,916	50,456
*,^	JC Penney Co. Inc.	2,141,360	36,574
^	Burger King
	Worldwide Inc.	1,571,524	30,660
*,^	Sears Holdings Corp.	635,417	26,738
	Abercrombie & Fitch Co.	586,683	26,547
*	Norwegian Cruise Line
	Holdings Ltd.	458,016	13,883
*	Hyatt Hotels Corp. Class A	342,884	13,839
			5,965,214
Financials (17.4%)
	Health Care REIT Inc.	4,197,818	281,380
	AvalonBay
	Communities Inc.	1,832,541	247,228
	Hartford Financial
	Services Group Inc.	6,797,055	210,165
	Moody’s Corp.	3,323,320	202,490
	Regions Financial Corp.	21,072,720	200,823
	M&T Bank Corp.	1,731,157	193,457
*	Intercontinental
	Exchange Inc.	1,085,007	192,871
	Principal Financial
	Group Inc.	4,374,761	163,835
	KeyCorp	13,724,415	151,518
	NYSE Euronext	3,626,242	150,126
	Lincoln National Corp.	4,002,688	145,978
	Western Union Co.	8,306,306	142,121
*	CIT Group Inc.	3,000,658	139,921
	American Capital
	Agency Corp.	5,910,946	135,893
	XL Group plc Class A	4,319,405	130,964
*	Affiliated Managers
	Group Inc.	786,344	128,913
	Macerich Co.	2,050,125	124,996
	Kimco Realty Corp.	5,789,697	124,073
	Realty Income Corp.	2,925,852	122,652
	Leucadia National Corp.	4,617,500	121,071
	SL Green Realty Corp.	1,365,785	120,449
	Unum Group	3,980,936	116,920
^	Digital Realty Trust Inc.	1,914,627	116,792
	Plum Creek
	Timber Co. Inc.	2,428,618	113,344
	Comerica Inc.	2,783,534	110,868
	Willis Group Holdings plc	2,611,245	106,487
	Cincinnati Financial Corp.	2,313,591	106,194
	Equifax Inc.	1,797,770	105,943
	Rayonier Inc.	1,879,523	104,107
*	Markel Corp.	195,163	102,841
	Federal Realty
	Investment Trust	972,781	100,858
	Huntington
	Bancshares Inc.	12,508,975	98,571

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	CBRE Group Inc. Class A	4,194,729	97,989
*	Arch Capital Group Ltd.	1,885,481	96,933
	UDR Inc.	3,739,544	95,321
	Essex Property Trust Inc.	566,747	90,067
	Torchmark Corp.	1,377,827	89,752
	Camden Property Trust	1,264,990	87,461
	New York Community
	Bancorp Inc.	6,246,169	87,446
	SLM Corp.	3,723,401	85,117
*	Realogy Holdings Corp.	1,738,839	83,534
	Raymond James
	Financial Inc.	1,877,218	80,683
	Zions Bancorporation	2,744,507	79,261
	Everest Re Group Ltd.	597,152	76,591
	Reinsurance Group of
	America Inc. Class A	1,082,931	74,841
	PartnerRe Ltd.	812,472	73,577
	People’s United
	Financial Inc.	4,926,677	73,407
	Axis Capital Holdings Ltd.	1,602,750	73,374
	First Republic Bank	1,859,249	71,544
	Alexandria Real Estate
	Equities Inc.	1,052,260	69,154
	WR Berkley Corp.	1,625,710	66,426
	SEI Investments Co.	2,317,808	65,895
	Hudson City Bancorp Inc.	7,083,330	64,883
	Jones Lang LaSalle Inc.	658,761	60,039
*	MSCI Inc. Class A	1,802,369	59,965
	NASDAQ OMX Group Inc.	1,728,382	56,674
	Lazard Ltd. Class A	1,723,921	55,424
	Legg Mason Inc.	1,772,403	54,962
*	Alleghany Corp.	119,108	45,655
	LPL Financial
	Holdings Inc.	1,034,128	39,049
	Assurant Inc.	576,157	29,332
*	ING US Inc.	957,695	25,915
			6,724,120
Health Care (9.2%)
*	Vertex
	Pharmaceuticals Inc.	3,301,013	263,652
*	Actavis Inc.	1,888,162	238,324
*	Life Technologies Corp.	2,568,976	190,130
*	Boston Scientific Corp.	20,114,322	186,460
*	DaVita HealthCare
	Partners Inc.	1,498,066	180,966
*	Mylan Inc.	5,706,009	177,058
	Perrigo Co.	1,332,000	161,172
*	Forest Laboratories Inc.	3,578,413	146,715
	Quest Diagnostics Inc.	2,356,197	142,856
*	Illumina Inc.	1,854,482	138,789
*	Laboratory Corp. of
	America Holdings	1,386,120	138,751
	CR Bard Inc.	1,200,024	130,419
*	Regeneron
	Pharmaceuticals Inc.	572,523	128,749
*	Henry Schein Inc.	1,299,184	124,397

			Market
			Value
		Shares	($000)
*	Waters Corp.	1,213,702	121,431
*	CareFusion Corp.	3,278,166	120,800
*	BioMarin
	Pharmaceutical Inc.	2,072,668	115,634
*	Edwards Lifesciences
	Corp.	1,683,129	113,106
*	Varian Medical
	Systems Inc.	1,617,107	109,074
^	ResMed Inc.	2,124,705	95,888
*	Hospira Inc.	2,468,150	94,555
	Universal Health
	Services Inc. Class B	1,353,094	90,603
	DENTSPLY
	International Inc.	2,134,456	87,427
*	Hologic Inc.	4,011,590	77,424
*	IDEXX Laboratories Inc.	808,146	72,555
	Patterson Cos. Inc.	1,186,363	44,607
*	Endo Health Solutions Inc.	838,384	30,844
*	Quintiles Transnational
	Holdings Inc.	384,912	16,382
			3,538,768
Industrials (16.2%)
*	LinkedIn Corp. Class A	1,365,275	243,429
	Sherwin-Williams Co.	1,307,489	230,903
	WW Grainger Inc.	881,328	222,253
	Amphenol Corp. Class A	2,382,896	185,723
	Roper Industries Inc.	1,476,332	183,390
	Fastenal Co.	3,980,776	182,519
	Pentair Ltd.	3,046,136	175,732
	Kansas City Southern	1,642,763	174,067
*	Fiserv Inc.	1,985,420	173,546
	Fidelity National
	Information Services Inc.	3,933,198	168,498
	AMETEK Inc.	3,631,055	153,594
*	Stericycle Inc.	1,286,484	142,066
*	Verisk Analytics Inc.
	Class A	2,259,646	134,901
	Rockwell Collins Inc.	2,022,868	128,270
*,^	Alliance Data
	Systems Corp.	696,877	126,156
	ADT Corp.	3,099,730	123,524
	Expeditors International
	of Washington Inc.	3,078,175	117,001
	Flowserve Corp.	2,131,864	115,142
	Pall Corp.	1,664,037	110,542
	TransDigm Group Inc.	703,202	110,241
	L-3 Communications
	Holdings Inc.	1,274,762	109,298
	Textron Inc.	4,143,857	107,947
	Masco Corp.	5,322,202	103,730
*	Jacobs Engineering
	Group Inc.	1,853,180	102,166
*	Trimble Navigation Ltd.	3,814,957	99,227
	JB Hunt Transport
	Services Inc.	1,315,203	95,010
	Vulcan Materials Co.	1,938,139	93,825

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Ball Corp.	2,218,688	92,164
*	Mettler-Toledo
	International Inc.	450,189	90,578
	MeadWestvaco Corp.	2,639,115	90,020
*	Crown Holdings Inc.	2,145,225	88,233
*	Quanta Services Inc.	3,119,938	82,554
	Xerox Corp.	8,688,361	78,803
	Donaldson Co. Inc.	2,195,222	78,282
	Hubbell Inc. Class B	779,627	77,183
	Joy Global Inc.	1,582,887	76,817
	Xylem Inc.	2,760,016	74,355
	Timken Co.	1,292,727	72,755
	Fluor Corp.	1,214,559	72,035
	KBR Inc.	2,208,023	71,761
	Cintas Corp.	1,551,239	70,643
	Sealed Air Corp.	2,916,984	69,862
	MDU Resources
	Group Inc.	2,679,031	69,414
	AGCO Corp.	1,380,988	69,312
*	Avnet Inc.	2,047,338	68,791
	Iron Mountain Inc.	2,555,982	68,015
	Martin Marietta
	Materials Inc.	686,123	67,528
	CH Robinson
	Worldwide Inc.	1,197,048	67,406
*	Owens Corning	1,686,899	65,924
	Robert Half
	International Inc.	1,974,513	65,613
*	Sensata Technologies
	Holding NV	1,830,384	63,880
	Manpowergroup Inc.	1,152,220	63,142
*	Arrow Electronics Inc.	1,563,543	62,307
	FLIR Systems Inc.	2,113,121	56,991
	Jabil Circuit Inc.	2,716,105	55,354
	Rock Tenn Co. Class A	536,303	53,566
	SPX Corp.	663,968	47,792
	National Instruments Corp.	1,476,539	41,254
*	FleetCor Technologies Inc.	485,446	39,467
*	Owens-Illinois Inc.	1,231,017	34,210
	Molex Inc.	1,113,849	32,680
	Gardner Denver Inc.	367,588	27,635
	Molex Inc. Class A	910,967	22,647
	Allison Transmission
	Holdings Inc.	554,879	12,807
			6,254,480
Oil & Gas (6.3%)
	Cabot Oil & Gas Corp.	3,142,188	223,158
	Range Resources Corp.	2,309,837	178,597
	EQT Corp.	2,018,703	160,224
*	Concho Resources Inc.	1,561,601	130,737
	HollyFrontier Corp.	3,028,227	129,548
*	Kinder Morgan
	Management LLC	1,481,848	123,868
	Oceaneering
	International Inc.	1,613,250	116,477
	Tesoro Corp.	2,024,970	105,946

			Market
			Value
		Shares	($000)
*	Cobalt International
	Energy Inc.	3,942,582	104,754
	Core Laboratories NV	684,580	103,823
	OGE Energy Corp.	1,476,611	100,705
*	Denbury Resources Inc.	5,565,325	96,391
	Helmerich & Payne Inc.	1,507,714	94,157
*	Whiting Petroleum Corp.	1,778,450	81,969
	Cimarex Energy Co.	1,223,370	79,507
	QEP Resources Inc.	2,670,232	74,179
	Diamond Offshore
	Drilling Inc.	1,035,472	71,230
*	Weatherford
	International Ltd.	5,132,623	70,317
*	Dresser-Rand Group Inc.	1,137,848	68,248
	Nabors Industries Ltd.	4,168,828	63,825
*	Rowan Cos. plc Class A	1,849,851	63,024
	SM Energy Co.	990,102	59,386
	Energen Corp.	1,078,319	56,353
*	Cheniere Energy Inc.	1,619,013	44,944
*	Newfield Exploration Co.	1,015,532	24,261
*	Ultra Petroleum Corp.	1,084,182	21,489
			2,447,117
Technology (11.4%)
*	SanDisk Corp.	3,627,939	221,667
*	Cerner Corp.	2,306,389	221,621
*	Micron Technology Inc.	15,358,270	220,084
	Seagate Technology plc	4,543,939	203,705
	Western Digital Corp.	3,171,924	196,945
	Xilinx Inc.	3,934,137	155,831
*	Catamaran Corp.	3,070,027	149,572
	KLA-Tencor Corp.	2,473,355	137,840
	Avago Technologies Ltd.
	Class A	3,681,350	137,609
*	Equinix Inc.	735,847	135,926
*	Red Hat Inc.	2,826,884	135,182
	Linear Technology Corp.	3,477,826	128,123
*	Teradata Corp.	2,436,947	122,408
	Maxim Integrated
	Products Inc.	4,340,940	120,591
	NVIDIA Corp.	8,187,926	114,877
*	Autodesk Inc.	3,352,573	113,786
*	Cree Inc.	1,758,697	112,310
*	Lam Research Corp.	2,426,748	107,602
*	Akamai Technologies Inc.	2,517,644	107,126
	Microchip Technology Inc.	2,793,114	104,043
*	ANSYS Inc.	1,390,061	101,613
*	VeriSign Inc.	2,248,194	100,404
	Computer Sciences Corp.	2,240,524	98,068
*	BMC Software Inc.	2,125,076	95,926
*	Synopsys Inc.	2,288,070	81,798
*	F5 Networks Inc.	1,173,842	80,760
	Harris Corp.	1,632,480	80,400
*	Nuance
	Communications Inc.	4,270,964	78,500
*	Gartner Inc.	1,330,506	75,826
	SAIC Inc.	5,101,779	71,068

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Juniper Networks Inc.	3,585,450	69,235
	Marvell Technology
	Group Ltd.	5,881,695	68,875
	Garmin Ltd.	1,747,742	63,198
*	Rackspace Hosting Inc.	1,650,553	62,539
*	Skyworks Solutions Inc.	2,855,962	62,517
*	LSI Corp.	8,184,981	58,441
*	ServiceNow Inc.	1,303,907	52,665
*	TIBCO Software Inc.	2,328,688	49,834
*	Workday Inc. Class A	506,055	32,433
*	Informatica Corp.	807,291	28,239
*	ON Semiconductor Corp.	3,366,790	27,204
*	MICROS Systems Inc.	588,628	25,399
*	Palo Alto Networks Inc.	239,234	10,086
			4,421,876
Telecommunications (0.8%)
*	SBA Communications
	Corp. Class A	1,902,510	141,014
	Windstream Corp.	8,829,346	68,074
^	Frontier Communications
	Corp.	14,860,389	60,185
	T-Mobile US Inc.	1,349,300	33,476
			302,749
Utilities (5.6%)
	Northeast Utilities	4,690,916	197,112
	DTE Energy Co.	2,593,554	173,794
	CenterPoint Energy Inc.	6,389,244	150,083
	Wisconsin Energy Corp.	3,410,236	139,786
	NiSource Inc.	4,652,393	133,245
*	Calpine Corp.	6,108,954	129,693
	NRG Energy Inc.	4,808,213	128,379
	ONEOK Inc.	3,073,016	126,946
	Ameren Corp.	3,617,641	124,592
	AES Corp.	9,455,498	113,371
	American Water
	Works Co. Inc.	2,647,408	109,153
	CMS Energy Corp.	3,975,108	108,004
	SCANA Corp.	1,872,431	91,936
	Pinnacle West
	Capital Corp.	1,637,778	90,848
	Alliant Energy Corp.	1,656,920	83,542
	Pepco Holdings Inc.	3,702,251	74,637
	Integrys Energy Group Inc.	1,178,534	68,980
	National Fuel Gas Co.	1,185,711	68,712
	TECO Energy Inc.	3,078,274	52,915
			2,165,728
Total Common Stocks
(Cost $30,476,816)			38,533,217

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.9%)[1]
	Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.127%	334,670,756	334,671

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,6]	Fannie Mae
	Discount Notes,
	0.085%, 8/21/13	2,000	2,000
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.100%, 9/20/13	2,000	1,999
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.095%, 10/4/13	2,300	2,299
[5,7]	Federal Home Loan
	Bank Discount Notes,
	0.150%, 12/20/13	3,000	2,997
4	Freddie Mac Discount
	Notes, 0.110%, 10/16/13	3,000	2,999
			12,294
Total Temporary Cash Investments
	(Cost $346,966)		346,965
	Total Investments (100.5%)
	(Cost $30,823,782)		38,880,182
Other Assets and Liabilities (-0.5%)
	Other Assets		78,899
	Liabilities[3]		(284,451)
			(205,552)
	Net Assets (100%)		38,674,630

Mid-Cap Index Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	31,909,339
Undistributed Net Investment Income	211,599
Accumulated Net Realized Losses	(1,501,421)
Unrealized Appreciation (Depreciation)
Investment Securities	8,056,400
Futures Contracts	(1,275)
Swap Contracts	(12)
Net Assets	38,674,630

Investor Shares—Net Assets
Applicable to 166,452,735 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,319,296
Net Asset Value Per Share—
Investor Shares	$25.95

Admiral Shares—Net Assets
Applicable to 70,322,917 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,284,693
Net Asset Value Per Share—
Admiral Shares	$117.81

Signal Shares—Net Assets
Applicable to 165,851,194 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,165,438
Net Asset Value Per Share—
Signal Shares	$37.17

Amount
($000)
Institutional Shares—Net Assets
Applicable to 312,955,774 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,144,177
Net Asset Value Per Share—
Institutional Shares	$26.02

Institutional Plus Shares—Net Assets
Applicable to 51,577,815 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,620,363
Net Asset Value Per Share—
Institutional Plus Shares	$128.36

ETF Shares—Net Assets
Applicable to 54,041,445 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,140,663
Net Asset Value Per Share—ETF Shares	$95.12

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $164,604,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $173,837,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,899,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $2,498,000 have been segregated as collateral for open swap contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	248,641
Interest[1]	131
Securities Lending	3,488
Total Income	252,260
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,101
Management and Administrative—Investor Shares	4,351
Management and Administrative—Admiral Shares	2,808
Management and Administrative—Signal Shares	1,710
Management and Administrative—Institutional Shares	1,767
Management and Administrative—Institutional Plus Shares	990
Management and Administrative—ETF Shares	1,563
Marketing and Distribution—Investor Shares	531
Marketing and Distribution—Admiral Shares	559
Marketing and Distribution—Signal Shares	744
Marketing and Distribution—Institutional Shares	975
Marketing and Distribution—Institutional Plus Shares	705
Marketing and Distribution—ETF Shares	437
Custodian Fees	169
Shareholders’ Reports—Investor Shares	63
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Signal Shares	34
Shareholders’ Reports—Institutional Shares	50
Shareholders’ Reports—Institutional Plus Shares	28
Shareholders’ Reports—ETF Shares	53
Trustees’ Fees and Expenses	25
Total Expenses	18,694
Net Investment Income	233,566
Realized Net Gain (Loss)
Investment Securities Sold	1,248,248
Futures Contracts	10,662
Swap Contracts	11,657
Realized Net Gain (Loss)	1,270,567
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,542,610
Futures Contracts	(1,087)
Swap Contracts	(12)
Change in Unrealized Appreciation (Depreciation)	3,541,511
Net Increase (Decrease) in Net Assets Resulting from Operations	5,045,644
1 Interest income from an affiliated company of the fund was $125,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	233,566	446,289
Realized Net Gain (Loss)	1,270,567	693,188
Change in Unrealized Appreciation (Depreciation)	3,541,511	3,103,944
Net Increase (Decrease) in Net Assets Resulting from Operations	5,045,644	4,243,421
Distributions
Net Investment Income
Investor Shares	(688)	(49,025)
Admiral Shares	(1,649)	(96,184)
Signal Shares	(1,266)	(67,578)
Institutional Shares	(1,502)	(100,070)
Institutional Plus Shares	(1,467)	(76,806)
ETF Shares	(965)	(55,058)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(7,537)	(444,721)
Capital Share Transactions
Investor Shares	(170,720)	(837,289)
Admiral Shares	310,930	49,913
Signal Shares	556,034	695,819
Institutional Shares	8,004	641,250
Institutional Plus Shares	307,945	1,481,497
ETF Shares	596,305	206,782
Net Increase (Decrease) from Capital Share Transactions	1,608,498	2,237,972
Total Increase (Decrease)	6,646,605	6,036,672
Net Assets
Beginning of Period	32,028,025	25,991,353
End of Period[1]	38,674,630	32,028,025

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $211,599,000 and ($26,087,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.47	$19.65	$20.31	$16.36	$11.80	$20.70
Investment Operations
Net Investment Income	.139	.286	.233	.214	.171	.224
Net Realized and Unrealized Gain (Loss)
on Investments	3.345	2.818	(.661)	3.951	4.571	(8.894)
Total from Investment Operations	3.484	3.104	(.428)	4.165	4.742	(8.670)
Distributions
Dividends from Net Investment Income	(.004)	(.284)	(.232)	(.215)	(.182)	(.230)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.004)	(.284)	(.232)	(.215)	(.182)	(.230)
Net Asset Value, End of Period	$25.95	$22.47	$19.65	$20.31	$16.36	$11.80

Total Return[1]	15.51%	15.80%	-2.11%	25.46%	40.22%	-41.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,319	$3,887	$4,168	$5,602	$6,789	$4,652
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.27%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.22%	1.36%	1.15%	1.25%	1.32%	1.36%
Portfolio Turnover Rate[2]	34%	17%	22%	16%	21%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$101.97	$89.15	$92.17	$74.23	$53.49	$93.93
Investment Operations
Net Investment Income	.719	1.450	1.212	1.049	.855	1.099
Net Realized and Unrealized Gain (Loss)
on Investments	15.145	12.808	(3.023)	17.946	20.782	(40.405)
Total from Investment Operations	15.864	14.258	(1.811)	18.995	21.637	(39.306)
Distributions
Dividends from Net Investment Income	(.024)	(1.438)	(1.209)	(1.055)	(.897)	(1.134)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.024)	(1.438)	(1.209)	(1.055)	(.897)	(1.134)
Net Asset Value, End of Period	$117.81	$101.97	$89.15	$92.17	$74.23	$53.49

Total Return[1]	15.56%	15.99%	-1.97%	25.59%	40.48%	-41.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,285	$6,895	$5,989	$6,036	$2,184	$1,601
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.50%	1.29%	1.39%	1.45%	1.47%
Portfolio Turnover Rate[2]	34%	17%	22%	16%	21%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$32.18	$28.13	$29.09	$23.43	$16.89	$29.66
Investment Operations
Net Investment Income	.228	.459	.382	.341	.271	.349
Net Realized and Unrealized Gain (Loss)
on Investments	4.770	4.047	(.961)	5.662	6.552	(12.759)
Total from Investment Operations	4.998	4.506	(.579)	6.003	6.823	(12.410)
Distributions
Dividends from Net Investment Income	(.008)	(.456)	(.381)	(.343)	(.283)	(.360)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.008)	(.456)	(.381)	(.343)	(.283)	(.360)
Net Asset Value, End of Period	$37.17	$32.18	$28.13	$29.09	$23.43	$16.89

Total Return	15.53%	16.02%	-1.99%	25.62%	40.43%	-41.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,165	$4,834	$3,589	$2,831	$2,346	$1,609
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.50%	1.29%	1.39%	1.45%	1.47%
Portfolio Turnover Rate[1]	34%	17%	22%	16%	21%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, ncluding ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.52	$19.69	$20.36	$16.40	$11.82	$20.76
Investment Operations
Net Investment Income	.161	.325	.271	.247	.197	.250
Net Realized and Unrealized Gain (Loss)
on Investments	3.344	2.827	(.669)	3.962	4.588	(8.933)
Total from Investment Operations	3.505	3.152	(.398)	4.209	4.785	(8.683)
Distributions
Dividends from Net Investment Income	(.005)	(.322)	(.272)	(.249)	(.205)	(.257)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.005)	(.322)	(.272)	(.249)	(.205)	(.257)
Net Asset Value, End of Period	$26.02	$22.52	$19.69	$20.36	$16.40	$11.82

Total Return	15.56%	16.01%	-1.96%	25.67%	40.51%	-41.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,144	$7,057	$5,611	$7,795	$5,960	$3,820
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.52%	1.31%	1.43%	1.51%	1.51%
Portfolio Turnover Rate[1]	34%	17%	22%	16%	21%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Dec. 15,
	Ended		Year Ended	2010[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$111.08	$97.12	$100.40	$99.45
Investment Operations
Net Investment Income	.805	1.624	1.358	.079[2]
Net Realized and Unrealized Gain (Loss) on Investments	16.502	13.945	(3.280)	2.078
Total from Investment Operations	17.307	15.569	(1.922)	2.157
Distributions
Dividends from Net Investment Income	(.027)	(1.609)	(1.358)	(1.207)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.027)	(1.609)	(1.358)	(1.207)
Net Asset Value, End of Period	$128.36	$111.08	$97.12	$100.40

Total Return	15.58%	16.03%	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,620	$5,428	$3,393	$440
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.40%	1.54%	1.33%	1.45%[3]
Portfolio Turnover Rate[4]	34%	17%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$82.33	$71.99	$74.42	$59.97	$43.21	$75.90
Investment Operations
Net Investment Income	.582	1.173	.976	.882	.696	.895
Net Realized and Unrealized Gain (Loss)
on Investments	12.227	10.329	(2.430)	14.454	16.794	(32.656)
Total from Investment Operations	12.809	11.502	(1.454)	15.336	17.490	(31.761)
Distributions
Dividends from Net Investment Income	(.019)	(1.162)	(.976)	(.886)	(.730)	(.929)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.019)	(1.162)	(.976)	(.886)	(.730)	(.929)
Net Asset Value, End of Period	$95.12	$82.33	$71.99	$74.42	$59.97	$43.21

Total Return	15.56%	15.98%	-1.96%	25.57%	40.49%	-41.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,141	$3,926	$3,241	$3,356	$2,207	$1,113
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.50%	1.29%	1.39%	1.45%	1.46%
Portfolio Turnover Rate[1]	34%	17%	22%	16%	21%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Mid Cap 450 Index to the CRSP US Mid Cap Index. The benchmark change was effective on January 31, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength

Mid-Cap Index Fund

of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Swap Contracts: The fund has entered into an equity swap contract to earn the total return on a selected reference stock in the fund’s target index. Under the terms of the swap, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2013, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on quarterly average notional amounts.

Mid-Cap Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $4,793,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Mid-Cap Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,533,217	—	—
Temporary Cash Investments	334,671	12,294	—
Futures Contracts—Assets[1]	100	—	—
Futures Contracts—Liabilities[1]	(365)	—	—
Total	38,867,623	12,294	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2013	332	38,442	(664)
S&P 500 Index	September 2013	51	20,391	(586)
E-mini S&P 500 Index	September 2013	67	5,358	(25)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2013, the fund had the following open swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	7/25/13	GSI	66,729	(0.542%)[2]	(12)

1 GSI—Goldman Sachs International.

2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

Mid-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $11,657,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended June 30, 2013, the fund realized $165,301,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $2,593,882,000 to offset future net capital gains. Of this amount, $2,258,323,000 is subject to expiration dates; $1,696,225,000 may be used to offset future net capital gains through December 31, 2017, and $562,098,000 through December 31, 2018. Capital losses of $335,559,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $30,823,782,000. Net unrealized appreciation of investment securities for tax purposes was $8,056,400,000, consisting of unrealized gains of $9,007,399,000 on securities that had risen in value since their purchase and $950,999,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $11,616,777,000 of investment securities and sold $9,820,325,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,115,199,000 and $575,562,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	458,841	18,470	714,211	33,073
Issued in Lieu of Cash Distributions	652	26	46,399	2,063
Redeemed	(630,213)	(24,987)	(1,597,899)	(74,317)
Net Increase (Decrease)—Investor Shares	(170,720)	(6,491)	(837,289)	(39,181)
Admiral Shares
Issued	721,017	6,311	831,355	8,435
Issued in Lieu of Cash Distributions	1,477	13	86,410	847
Redeemed	(411,564)	(3,621)	(867,852)	(8,837)
Net Increase (Decrease)—Admiral Shares	310,930	2,703	49,913	445
Signal Shares
Issued	1,253,815	34,943	1,794,040	58,026
Issued in Lieu of Cash Distributions	1,126	32	59,736	1,856
Redeemed	(698,907)	(19,367)	(1,157,957)	(37,196)
Net Increase (Decrease)—Signal Shares	556,034	15,608	695,819	22,686
Institutional Shares
Issued	1,150,963	45,867	2,043,658	94,208
Issued in Lieu of Cash Distributions	1,395	56	93,697	4,159
Redeemed	(1,144,354)	(46,307)	(1,496,105)	(69,989)
Net Increase (Decrease)—Institutional Shares	8,004	(384)	641,250	28,378
Institutional Plus Shares
Issued	1,303,640	10,793	2,054,815	19,336
Issued in Lieu of Cash Distributions	1,337	11	69,076	622
Redeemed	(997,032)	(8,096)	(642,394)	(6,029)
Net Increase (Decrease)—Institutional Plus Shares	307,945	2,708	1,481,497	13,929
ETF Shares
Issued	1,121,585	11,954	2,665,050	33,566
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(525,280)	(5,600)	(2,458,268)	(30,900)
Net Increase (Decrease)—ETF Shares	596,305	6,354	206,782	2,666

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics

Investor		Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VMGMX	VOT
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC
Yield	0.60%	0.76%	0.76%

Portfolio Characteristics
		CRSP US	DJ U.S.
		Mid Cap	Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	165	165	3,622
Median Market Cap	$9.4B	$9.4B	$38.5B
Price/Earnings Ratio	31.6x	31.6x	18.4x
Price/Book Ratio	3.9x	3.9x	2.3x
Return on Equity	15.5%	15.5%	16.4%
Earnings Growth Rate 14.2%		14.2%	10.7%
Dividend Yield	0.8%	0.8%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	69%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ U.S.
		Mid Cap	Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.1%	2.0%	2.9%
Consumer Goods	10.0	10.0	10.6
Consumer Services	18.6	18.6	13.4
Financials	11.9	11.9	18.9
Health Care	10.4	10.4	11.7
Industrials	19.2	19.3	12.8
Oil & Gas	8.3	8.3	9.6
Technology	17.3	17.3	14.2
Telecommunications	0.8	0.8	2.5
Utilities	1.4	1.4	3.4

Volatility Measures
		DJ U.S.
	Spliced	Total
	Mid-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Health Care REIT Inc.	Specialty REITs	1.5%
Vertex Pharmaceuticals
Inc.	Biotechnology	1.4
Discovery	Broadcasting &
Communications Inc.	Entertainment	1.4
AvalonBay Communities
Inc.	Residential REITs	1.3
LinkedIn Corp.	Business Training &
	Employment	1.3
Actavis Inc.	Pharmaceuticals	1.3
Sherwin-Williams Co.	Building Materials &
	Fixtures	1.2
Cabot Oil & Gas Corp.	Exploration &
	Production	1.2
WW Grainger Inc.	Industrial Suppliers	1.2
Cerner Corp.	Software	1.2
Top Ten		13.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2013
For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	22.04%	5.63%	6.92%
Admiral Shares	9/27/2011	22.19	—	19.18
ETF Shares	8/17/2006
Market Price		22.21	5.78	6.81
Net Asset Value		22.22	5.78	6.82

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As o June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Basic Materials (2.0%)
	Eastman Chemical Co.	405,938	28,420
	FMC Corp.	356,528	21,769
	Airgas Inc.	172,634	16,480
			66,669
Consumer Goods (10.0%)
	Ralph Lauren Corp.
	Class A	159,786	27,761
	PVH Corp.	212,280	26,545
*	BorgWarner Inc.	302,729	26,080
*	Green Mountain Coffee
	Roasters Inc.	312,628	23,466
*	Monster Beverage Corp.	369,506	22,455
	Church & Dwight Co. Inc.	362,017	22,340
	McCormick & Co. Inc.	297,528	20,934
*	Tesla Motors Inc.	185,225	19,899
*	LKQ Corp.	703,872	18,125
*	Lululemon Athletica Inc.	265,137	17,372
*	PulteGroup Inc.	913,503	17,329
*	Electronic Arts Inc.	752,995	17,296
*	Mohawk Industries Inc.	151,869	17,084
*	Fossil Group Inc.	130,644	13,497
*	WABCO Holdings Inc.	163,538	12,215
*	NVR Inc.	11,740	10,824
^	Herbalife Ltd.	215,680	9,736
*	Coty Inc. Class A	151,314	2,599
			325,557
Consumer Services (18.6%)
	Ross Stores Inc.	546,809	35,439
	L Brands Inc.	644,246	31,729
*	O’Reilly Automotive Inc.	274,807	30,949
*	Discovery Communications
	Inc. Class A	382,316	29,519
*	Chipotle Mexican Grill Inc.
	Class A	80,956	29,496
*	Netflix Inc.	139,694	29,488
*	Dollar Tree Inc.	556,794	28,307
*	CarMax Inc.	587,974	27,141

			Market
			Value
		Shares	($000)
	Southwest Airlines Co.	1,891,770	24,385
	Nordstrom Inc.	384,433	23,043
*	Charter Communications
	Inc. Class A	172,395	21,351
	Marriott International Inc.
	Class A	522,849	21,107
	Tiffany & Co.	284,102	20,694
	Wyndham
	Worldwide Corp.	355,833	20,364
*	Dollar General Corp.	385,941	19,463
*	Liberty Global plc Class A	262,524	19,448
	Tractor Supply Co.	164,458	19,342
	PetSmart Inc.	270,496	18,121
*	Discovery
	Communications Inc.	229,427	15,982
	Family Dollar Stores Inc.	255,805	15,939
*	Ulta Salon Cosmetics
	& Fragrance Inc.	158,437	15,869
*	IHS Inc. Class A	146,326	15,274
	Scripps Networks
	Interactive Inc. Class A	207,226	13,834
*	Liberty Global plc	196,207	13,320
	Williams-Sonoma Inc.	217,408	12,151
*	Urban Outfitters Inc.	288,273	11,594
	FactSet Research
	Systems Inc.	109,398	11,152
*	AutoNation Inc.	222,373	9,649
*	TripAdvisor Inc.	145,306	8,845
	Abercrombie & Fitch Co.	102,556	4,641
*	Norwegian Cruise Line
	Holdings Ltd.	80,201	2,431
*	Hyatt Hotels Corp. Class A	60,114	2,426
			602,493
Financials (11.9%)
	Health Care REIT Inc.	737,401	49,428
	AvalonBay Communities Inc.	321,901	43,428
	Moody’s Corp.	583,854	35,574
*	IntercontinentalExchange Inc.	190,604	33,882
*	Affiliated Managers
	Group Inc.	138,164	22,651

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
	Leucadia National Corp.	810,968	21,263
	Digital Realty Trust Inc.	336,215	20,509
	Rayonier Inc.	329,941	18,275
	Federal Realty
	Investment Trust	170,888	17,718
*	CBRE Group Inc. Class A	737,403	17,226
	Essex Property Trust Inc.	99,487	15,810
	Camden Property Trust	222,255	15,367
	Raymond James
	Financial Inc.	329,003	14,140
	Alexandria Real Estate
	Equities Inc.	184,374	12,117
	SEI Investments Co.	406,221	11,549
	Macerich Co.	180,004	10,975
*	MSCI Inc. Class A	315,983	10,513
	Lazard Ltd. Class A	302,134	9,714
*	Realogy Holdings Corp.	152,600	7,331
			387,470
Health Care (10.4%)
*	Vertex
	Pharmaceuticals Inc.	579,928	46,319
*	Actavis Inc.	331,753	41,874
*	DaVita HealthCare
	Partners Inc.	263,102	31,783
	Perrigo Co.	234,009	28,315
*	Illumina Inc.	325,752	24,379
*	Regeneron
	Pharmaceuticals Inc.	100,443	22,588
*	Waters Corp.	213,216	21,332
*	BioMarin
	Pharmaceutical Inc.	364,075	20,312
*	Edwards Lifesciences Corp.	295,875	19,883
*	Varian Medical Systems Inc.	283,872	19,147
	ResMed Inc.	373,140	16,840
	DENTSPLY International Inc.	375,121	15,365
*	Forest Laboratories Inc.	314,176	12,881
*	IDEXX Laboratories Inc.	141,719	12,723
*	Quintiles Transnational
	Holdings Inc.	67,601	2,877
			336,618
Industrials (19.3%)
*	LinkedIn Corp. Class A	239,870	42,769
	Sherwin-Williams Co.	229,677	40,561
	WW Grainger Inc.	154,819	39,042
	Amphenol Corp. Class A	418,646	32,629
	Roper Industries Inc.	259,333	32,214
	Fastenal Co.	699,131	32,055
	Pentair Ltd.	534,974	30,863
	Kansas City Southern	288,519	30,571
	AMETEK Inc.	637,887	26,983
*	Stericycle Inc.	226,001	24,957
*	Verisk Analytics Inc.
	Class A	396,931	23,697
*	Alliance Data
	Systems Corp.	122,397	22,158

			Market
			Value
		Shares	($000)
	ADT Corp.	544,448	21,696
	Expeditors International
	of Washington Inc.	541,122	20,568
	Pall Corp.	292,126	19,406
	TransDigm Group Inc.	123,478	19,358
	Masco Corp.	934,712	18,218
*	Trimble Navigation Ltd.	670,006	17,427
	JB Hunt Transport
	Services Inc.	231,039	16,690
*	Mettler-Toledo
	International Inc.	79,061	15,907
*	Quanta Services Inc.	548,274	14,507
	Donaldson Co. Inc.	384,950	13,727
	Martin Marietta
	Materials Inc.	120,254	11,835
	CH Robinson
	Worldwide Inc.	210,138	11,833
	Robert Half
	International Inc.	347,084	11,534
*	Sensata Technologies
	Holding NV	320,896	11,199
	Rock Tenn Co. Class A	94,209	9,410
	National Instruments Corp.	258,861	7,233
*	FleetCor Technologies Inc.	85,233	6,929
			625,976
Oil & Gas (8.3%)
	Cabot Oil & Gas Corp.	551,877	39,194
	Range Resources Corp.	405,766	31,374
	EQT Corp.	354,662	28,150
*	Concho Resources Inc.	274,297	22,964
*	Kinder Morgan
	Management LLC	260,358	21,763
	Oceaneering
	International Inc.	283,423	20,463
*	Cobalt International
	Energy Inc.	692,447	18,398
	Core Laboratories NV	120,197	18,229
*	Whiting Petroleum Corp.	312,572	14,407
	QEP Resources Inc.	469,555	13,044
*	Dresser-Rand Group Inc.	199,389	11,960
*	Rowan Cos. plc Class A	325,175	11,079
	SM Energy Co.	173,530	10,408
*	Cheniere Energy Inc.	284,292	7,892
			269,325
Technology (17.3%)
*	Cerner Corp.	405,137	38,930
*	Micron Technology Inc.	2,697,919	38,661
	Xilinx Inc.	691,104	27,375
*	Catamaran Corp.	539,166	26,268
	KLA-Tencor Corp.	434,414	24,210
	Avago Technologies Ltd.
	Class A	646,715	24,174
*	Equinix Inc.	129,255	23,876
*	Red Hat Inc.	496,645	23,750
	Linear Technology Corp.	610,957	22,508

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
*	Teradata Corp.	427,878	21,492
	Maxim Integrated
	Products Inc.	762,389	21,179
*	Autodesk Inc.	588,828	19,985
*	Cree Inc.	308,925	19,728
*	SanDisk Corp.	318,703	19,473
*	Lam Research Corp.	426,187	18,897
*	Akamai Technologies Inc.	442,188	18,815
	Microchip Technology Inc.	490,580	18,274
*	ANSYS Inc.	244,113	17,845
*	VeriSign Inc.	394,896	17,636
	Western Digital Corp.	278,549	17,295
*	F5 Networks Inc.	206,322	14,195
*	Gartner Inc.	233,166	13,288
*	Rackspace Hosting Inc.	289,362	10,964
*	Skyworks Solutions Inc.	500,457	10,955
	NVIDIA Corp.	718,768	10,084
*	ServiceNow Inc.	228,578	9,232
*	TIBCO Software Inc.	408,158	8,735
*	Nuance
	Communications Inc.	374,399	6,881
*	Workday Inc. Class A	88,794	5,691
*	Informatica Corp.	141,561	4,952
*	MICROS Systems Inc.	103,017	4,445
*	Palo Alto Networks Inc.	41,796	1,762
			561,555
Telecommunications (0.8%)
*	SBA Communications
	Corp. Class A	334,204	24,771

Utilities (1.4%)
*	Calpine Corp.	1,072,770	22,775
	NRG Energy Inc.	844,617	22,551
			45,326
Total Common Stocks
(Cost $2,787,088)			3,245,760
Temporary Cash Investments (0.1%)
Money Market Fund (0.0%)
[1,2]	Vanguard Market
	Liquidity Fund, 0.127%	1,175,002	1,175

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
3	Fannie Mae Discount
	Notes, 0.125%, 9/25/13	100	100
4	Federal Home Loan
	Bank Discount Notes,
	0.100%-0.110%, 9/20/13	3,000	2,999
			3,099
Total Temporary Cash Investments
(Cost $4,274)			4,274
Total Investments (100.1%)
(Cost $2,791,362)			3,250,034
Other Assets and Liabilities (-0.1%)
Other Assets			3,957
Liabilities[2]			(7,195)
			(3,238)
Net Assets (100%)			3,246,796

Mid-Cap Growth Index Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,012,813
Undistributed Net Investment Income	7,602
Accumulated Net Realized Losses	(232,291)
Unrealized Appreciation (Depreciation)	458,672
Net Assets	3,246,796

Investor Shares—Net Assets
Applicable to 16,939,555 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	520,344
Net Asset Value Per Share—
Investor Shares	$30.72

Admiral Shares—Net Assets
Applicable to 34,981,730 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,177,271
Net Asset Value Per Share—
Admiral Shares	$33.65

ETF Shares—Net Assets
Applicable to 19,816,121 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,549,181
Net Asset Value Per Share—
ETF Shares	$78.18

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,129,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,175,000 of collateral received for securities on loan.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	11,131
Interest[1]	7
Securities Lending	241
Total Income	11,379
Expenses
The Vanguard Group—Note B
Investment Advisory Services	138
Management and Administrative—Investor Shares	518
Management and Administrative—Admiral Shares	340
Management and Administrative—ETF Shares	402
Marketing and Distribution—Investor Shares	74
Marketing and Distribution—Admiral Shares	103
Marketing and Distribution—ETF Shares	172
Custodian Fees	33
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—ETF Shares	22
Trustees’ Fees and Expenses	2
Total Expenses	1,816
Net Investment Income	9,563
Realized Net Gain (Loss)
Investment Securities Sold	171,784
Futures Contracts	(1,778)
Realized Net Gain (Loss)	170,006
Change in Unrealized Appreciation (Depreciation) of Investment Securities	194,639
Net Increase (Decrease) in Net Assets Resulting from Operations	374,208
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,563	17,113
Realized Net Gain (Loss)	170,006	78,605
Change in Unrealized Appreciation (Depreciation)	194,639	236,438
Net Increase (Decrease) in Net Assets Resulting from Operations	374,208	332,156
Distributions
Net Investment Income
Investor Shares	(54)	(2,603)
Admiral Shares	(166)	(6,255)
ETF Shares	(247)	(8,280)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(467)	(17,138)
Capital Share Transactions
Investor Shares	(30,042)	(90,935)
Admiral Shares	133,352	299,717
ETF Shares	174,199	(51,292)
Net Increase (Decrease) from Capital Share Transactions	277,509	157,490
Total Increase (Decrease)	651,250	472,508
Net Assets
Beginning of Period	2,595,546	2,123,038
End of Period[1]	3,246,796	2,595,546

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,602,000 and ($1,494,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.99	$23.43	$24.46	$19.05	$13.43	$25.50
Investment Operations
Net Investment Income	.073	.146	.087	.104[1]	.084	.059
Net Realized and Unrealized Gain (Loss)
on Investments	3.660	3.559	(1.027)	5.408	5.629	(12.065)
Total from Investment Operations	3.733	3.705	(.940)	5.512	5.713	(12.006)
Distributions
Dividends from Net Investment Income	(.003)	(.145)	(.090)	(.102)	(.093)	(.064)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.003)	(.145)	(.090)	(.102)	(.093)	(.064)
Net Asset Value, End of Period	$30.72	$26.99	$23.43	$24.46	$19.05	$13.43

Total Return[2]	13.83%	15.81%	-3.84%	28.93%	42.54%	-47.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$520	$483	$503	$958	$546	$275
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.30%	0.25%
Ratio of Net Investment Income to
Average Net Assets	0.51%	0.58%	0.35%	0.57%[1]	0.55%	0.37%
Portfolio Turnover Rate[3]	69%	38%	41%	38%	43%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Sept. 27,
	Ended	Ended	2011[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$29.55	$25.66	$25.00
Investment Operations
Net Investment Income	.104	.205	.027
Net Realized and Unrealized Gain (Loss) on Investments	4.001	3.889	0.736
Total from Investment Operations	4.105	4.094	0.763
Distributions
Dividends from Net Investment Income	(.005)	(.204)	(.103)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.005)	(.204)	(.103)
Net Asset Value, End of Period	$33.65	$29.55	$25.66

Total Return[2]	13.89%	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,177	$913	$525
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.66%	0.72%	0.49%[3]
Portfolio Turnover Rate[4]	69%	38%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$68.64	$59.61	$62.23	$48.45	$34.12	$64.85
Investment Operations
Net Investment Income	.244	.474	.316	.326[1]	.267	.214
Net Realized and Unrealized Gain (Loss)
on Investments	9.309	9.029	(2.617)	13.776	14.353	(30.717)
Total from Investment Operations	9.553	9.503	(2.301)	14.102	14.620	(30.503)
Distributions
Dividends from Net Investment Income	(.013)	(.473)	(.319)	(.322)	(.290)	(.227)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.013)	(.473)	(.319)	(.322)	(.290)	(.227)
Net Asset Value, End of Period	$78.18	$68.64	$59.61	$62.23	$48.45	$34.12

Total Return	13.92%	15.94%	-3.70%	29.11%	42.85%	-47.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,549	$1,200	$1,095	$1,030	$646	$413
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.66%	0.72%	0.49%	0.71%[1]	0.71%	0.50%
Portfolio Turnover Rate[2]	69%	38%	41%	38%	43%	54%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Mid Cap Growth Index to the CRSP US Mid Cap Growth Index. The benchmark change was effective on April 17, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

Mid-Cap Growth Index Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $398,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,245,760	—	—
Temporary Cash Investments	1,175	3,099	—
Total	3,246,935	3,099	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Mid-Cap Growth Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at At December 31, 2012, the fund had available capital losses totaling $402,254,000 to offset future net capital gains. Of this amount, $286,740,000 is subject to expiration dates; $203,722,000 may be used to offset future net capital gains through December 31, 2017, and $83,018,000 through December 31, 2018. Capital losses of $115,514,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $2,791,362,000. Net unrealized appreciation of investment securities for tax purposes was $458,672,000, consisting of unrealized gains of $516,827,000 on securities that had risen in value since their purchase and $58,155,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2013, the fund purchased $1,910,366,000 of investment securities and sold $1,626,018,000 of investment securities, other than temporary cash investments. Purchases and sales include $171,640,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	103,033	3,472	214,387	8,282
Issued in Lieu of Cash Distributions	51	2	2,430	90
Redeemed	(133,126)	(4,427)	(307,752)	(11,934)
Net Increase (Decrease)—Investor Shares	(30,042)	(953)	(90,935)	(3,562)
Admiral Shares
Issued	271,971	8,331	514,031	17,978
Issued in Lieu of Cash Distributions	155	5	5,791	196
Redeemed	(138,774)	(4,238)	(220,105)	(7,742)
Net Increase (Decrease)—Admiral Shares	133,352	4,098	299,717	10,432
ETF Shares
Issued	174,199	2,334	464,982	7,004
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(516,274)	(7,900)
Net Increase (Decrease)—ETF Shares	174,199	2,334	(51,292)	(896)

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics

	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VMVAX	VOE
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC
Yield	1.75%	1.90%	1.90%

Portfolio Characteristics
		CRSP US	DJ U.S.
		Mid Cap	Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	204	204	3,622
Median Market Cap	$8.6B	$8.6B	$38.5B
Price/Earnings Ratio	18.2x	18.2x	18.4x
Price/Book Ratio	1.9x	1.9x	2.3x
Return on Equity	11.6%	11.6%	16.4%
Earnings Growth
Rate	5.5%	5.5%	10.7%
Dividend Yield	2.0%	2.0%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	49%	—	—
Short-Term	0.0%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ U.S.
		Mid Cap	Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	5.8%	5.8%	2.9%
Consumer Goods	16.4	16.4	10.6
Consumer Services	12.6	12.6	13.4
Financials	22.7	22.8	18.9
Health Care	8.1	8.1	11.7
Industrials	13.4	13.4	12.8
Oil & Gas	4.6	4.5	9.6
Technology	6.1	6.1	14.2
Telecommunications	0.8	0.8	2.5
Utilities	9.5	9.5	3.4

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Volatility Measures

	Spliced	DJ U.S.
	Mid Cap	Total Market
	Value Index	FA Index
R-Squared	1.00	0.97
Beta	1.00	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Macy's Inc.	Broadline Retailers	1.4%
Delta Air Lines Inc.	Airlines	1.2
Delphi Automotive plc	Auto Parts	1.2
Mattel Inc.	Toys	1.2
ConAgra Foods Inc.	Food Products	1.1
Hartford Financial
Services Group Inc.	Full Line Insurance	1.0
Seagate Technology plc	Computer Hardware	1.0
Regions Financial Corp.	Banks	1.0
Northeast Utilities	Conventional
	Electricity	1.0
M&T Bank Corp.	Banks	1.0
Top Ten		11.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	27.27%	9.60%	6.47%
Admiral Shares	9/27/2011	27.47	—	25.12
ETF Shares	8/17/2006
Market Price		27.51	9.76	6.51
Net Asset Value		27.49	9.76	6.51

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As o June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (5.8%)
	CF Industries Holdings Inc.	154,769	26,543
	Sigma-Aldrich Corp.	314,127	25,243
	Celanese Corp. Class A	416,735	18,670
	Ashland Inc.	206,341	17,229
	CONSOL Energy Inc.	596,788	16,173
	International Flavors
	& Fragrances Inc.	212,719	15,988
*	WR Grace & Co.	188,207	15,817
	Albemarle Corp.	229,153	14,274
	Reliance Steel
	& Aluminum Co.	190,018	12,458
	Avery Dennison Corp.	259,974	11,117
	Alcoa Inc.	1,395,636	10,914
	Peabody Energy Corp.	703,157	10,294
	Huntsman Corp.	503,221	8,333
^	Cliffs Natural
	Resources Inc.	199,778	3,246
			206,299
Consumer Goods (16.4%)
	Delphi Automotive plc	816,041	41,365
	Mattel Inc.	901,527	40,848
	ConAgra Foods Inc.	1,087,938	38,002
	Harley-Davidson Inc.	585,050	32,072
	Genuine Parts Co.	384,274	30,000
	Clorox Co.	343,725	28,577
	JM Smucker Co.	266,016	27,440
	Beam Inc.	419,975	26,505
	Bunge Ltd.	364,673	25,808
	Dr Pepper Snapple
	Group Inc.	532,642	24,464
	Coca-Cola Enterprises Inc.	679,574	23,894
	Avon Products Inc.	1,130,448	23,773
	Whirlpool Corp.	206,719	23,640
*	Constellation Brands Inc.
	Class A	402,231	20,964
	Newell Rubbermaid Inc.	753,017	19,767
	Tyson Foods Inc. Class A	743,488	19,093

			Market
			Value
		Shares	($000)
*	TRW Automotive
	Holdings Corp.	282,266	18,754
	Molson Coors Brewing Co.
	Class B	370,928	17,753
	Energizer Holdings Inc.	162,359	16,319
	DR Horton Inc.	757,080	16,111
	Lear Corp.	241,180	14,582
	Lennar Corp. Class A	399,256	14,389
	Hasbro Inc.	303,781	13,618
	Hormel Foods Corp.	345,385	13,325
*	Smithfield Foods Inc.	181,081	5,930
	Lennar Corp. Class B	24,480	694
			577,687
Consumer Services (12.6%)
	Macy’s Inc.	1,001,519	48,073
*	Delta Air Lines Inc.	2,235,727	41,830
	AmerisourceBergen Corp.
	Class A	602,748	33,651
	Staples Inc.	1,732,906	27,484
*	United Continental
	Holdings Inc.	871,682	27,275
*	Hertz Global Holdings Inc.	1,044,830	25,912
	DISH Network Corp.
	Class A	536,190	22,799
	H&R Block Inc.	710,809	19,725
	Nielsen Holdings NV	585,649	19,672
	Best Buy Co. Inc.	709,680	19,396
	Darden Restaurants Inc.	338,922	17,109
	Expedia Inc.	271,513	16,332
	Interpublic Group
	of Cos. Inc.	1,118,205	16,270
	Advance Auto Parts Inc.	190,488	15,462
	Safeway Inc.	629,375	14,891
	Signet Jewelers Ltd.	210,990	14,227
*	MGM Resorts
	International	958,111	14,161
	Royal Caribbean
	Cruises Ltd.	343,413	11,449
	International Game
	Technology	679,752	11,359

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	Dun & Bradstreet Corp.	104,291	10,163
*	JC Penney Co. Inc.	373,140	6,373
	Burger King Worldwide Inc.	274,581	5,357
*,^	Sears Holdings Corp.	110,914	4,667
			443,637
Financials (22.7%)
	Hartford Financial
	Services Group Inc.	1,189,967	36,794
	Regions Financial Corp.	3,689,109	35,157
	M&T Bank Corp.	303,108	33,872
	Principal Financial
	Group Inc.	765,887	28,683
	KeyCorp	2,402,630	26,525
	SLM Corp.	1,159,530	26,507
	NYSE Euronext	634,810	26,281
	Lincoln National Corp.	700,712	25,555
	Western Union Co.	1,454,196	24,881
*	CIT Group Inc.	525,361	24,498
	American Capital
	Agency Corp.	1,034,833	23,791
	XL Group plc Class A	756,152	22,927
	Kimco Realty Corp.	1,013,598	21,721
	Realty Income Corp.	512,257	21,474
	SL Green Realty Corp.	239,097	21,086
	Unum Group	696,707	20,462
	Plum Creek Timber Co. Inc.	425,044	19,837
	Comerica Inc.	487,177	19,404
	Willis Group Holdings plc	457,036	18,638
	Cincinnati Financial Corp.	404,949	18,587
	Equifax Inc.	314,626	18,541
*	Markel Corp.	34,165	18,003
	Huntington
	Bancshares Inc.	2,189,263	17,251
*	Arch Capital Group Ltd.	330,004	16,966
	UDR Inc.	654,498	16,683
	Torchmark Corp.	241,341	15,721
	New York Community
	Bancorp Inc.	1,093,187	15,305
	Zions Bancorporation	481,006	13,891
	Everest Re Group Ltd.	104,298	13,377
	Reinsurance Group of
	America Inc. Class A	189,119	13,070
	PartnerRe Ltd.	142,057	12,865
	People’s United
	Financial Inc.	863,268	12,863
	Axis Capital Holdings Ltd.	279,860	12,812
	First Republic Bank	324,738	12,496
	WR Berkley Corp.	284,086	11,608
	Hudson City Bancorp Inc.	1,241,339	11,371
	Macerich Co.	179,353	10,935
	Jones Lang LaSalle Inc.	115,091	10,489
	NASDAQ OMX Group Inc.	302,817	9,929
	Legg Mason Inc.	310,517	9,629
*	Alleghany Corp.	20,800	7,973
*	Realogy Holdings Corp.	152,092	7,307

			Market
			Value
		Shares	($000)
	LPL Financial Holdings Inc.	180,691	6,823
	Assurant Inc.	100,355	5,109
*	ING US Inc.	167,422	4,530
			802,227
Health Care (8.0%)
*	Life Technologies Corp.	449,798	33,290
*	Boston Scientific Corp.	3,521,301	32,643
*	Mylan Inc.	998,908	30,996
	Quest Diagnostics Inc.	412,520	25,011
*	Laboratory Corp. of
	America Holdings	242,679	24,292
	CR Bard Inc.	210,066	22,830
*	Henry Schein Inc.	227,511	21,784
*	CareFusion Corp.	573,797	21,144
*	Hospira Inc.	431,993	16,550
	Universal Health
	Services Inc. Class B	236,803	15,856
*	Hologic Inc.	703,003	13,568
*	Forest Laboratories Inc.	313,272	12,844
	Patterson Cos. Inc.	207,877	7,816
*	Endo Health Solutions Inc.	146,347	5,384
			284,008
Industrials (13.3%)
*	Fiserv Inc.	347,648	30,388
	Fidelity National
	Information Services Inc.	688,586	29,499
	Rockwell Collins Inc.	354,185	22,459
	Flowserve Corp.	373,047	20,148
	L-3 Communications
	Holdings Inc.	223,175	19,135
	Textron Inc.	725,285	18,894
*	Jacobs Engineering
	Group Inc.	324,398	17,884
	Vulcan Materials Co.	339,217	16,422
	Ball Corp.	388,324	16,131
	MeadWestvaco Corp.	461,939	15,757
*	Crown Holdings Inc.	375,457	15,443
	Xerox Corp.	1,522,375	13,808
	Hubbell Inc. Class B	136,182	13,482
	Joy Global Inc.	277,417	13,463
	Xylem Inc.	483,638	13,029
	Timken Co.	225,764	12,706
	Fluor Corp.	212,486	12,603
	KBR Inc.	385,892	12,541
	Cintas Corp.	271,718	12,374
	Sealed Air Corp.	511,181	12,243
	MDU Resources Group Inc.	467,960	12,125
	AGCO Corp.	241,166	12,104
*	Avnet Inc.	357,534	12,013
	Iron Mountain Inc.	447,988	11,921
*	Owens Corning	294,666	11,516
	Manpowergroup Inc.	201,283	11,030
*	Arrow Electronics Inc.	273,006	10,879
	FLIR Systems Inc.	370,011	9,979
	Jabil Circuit Inc.	475,763	9,696

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	SPX Corp.	115,960	8,347
*	Owens-Illinois Inc.	214,612	5,964
	Gardner Denver Inc.	64,222	4,828
	Molex Inc. Class A	192,760	4,792
	Molex Inc.	162,110	4,756
	Allison Transmission
	Holdings Inc.	96,770	2,233
			470,592
Oil & Gas (4.5%)
	HollyFrontier Corp.	530,183	22,681
	Tesoro Corp.	354,576	18,551
	OGE Energy Corp.	258,765	17,648
*	Denbury Resources Inc.	973,464	16,860
	Helmerich & Payne Inc.	263,898	16,480
	Cimarex Energy Co.	214,386	13,933
	Diamond Offshore
	Drilling Inc.	181,333	12,474
*	Weatherford
	International Ltd.	899,514	12,323
	Nabors Industries Ltd.	730,624	11,186
	Energen Corp.	188,397	9,846
*	Newfield Exploration Co.	176,471	4,216
*	Ultra Petroleum Corp.	189,587	3,758
			159,956
Technology (6.1%)
	Seagate Technology plc	795,511	35,663
*	SanDisk Corp.	317,649	19,408
	Western Digital Corp.	277,491	17,229
	Computer Sciences Corp.	392,190	17,166
*	BMC Software Inc.	372,327	16,807
*	Synopsys Inc.	400,937	14,334
	Harris Corp.	286,097	14,090
	SAIC Inc.	894,029	12,454
*	Juniper Networks Inc.	627,702	12,121
	Marvell Technology
	Group Ltd.	1,027,609	12,033
	Garmin Ltd.	306,384	11,079
*	LSI Corp.	1,433,589	10,236
	NVIDIA Corp.	716,045	10,046
*	Nuance
	Communications Inc.	373,033	6,856
*	ON Semiconductor Corp.	587,443	4,747
			214,269
Telecommunications (0.8%)
	Windstream Corp.	1,547,274	11,929
	Frontier
	Communications Corp.	2,604,359	10,548
	T-Mobile US Inc.	236,403	5,865
			28,342
Utilities (9.5%)
	Northeast Utilities	821,271	34,510
	DTE Energy Co.	454,049	30,426
	CenterPoint Energy Inc.	1,118,511	26,274
	Wisconsin Energy Corp.	596,998	24,471

		Market
		Value
	Shares	($000)
NiSource Inc.	814,519	23,328
ONEOK Inc.	537,999	22,225
Ameren Corp.	633,383	21,814
AES Corp.	1,656,286	19,859
American Water
Works Co. Inc.	463,905	19,127
CMS Energy Corp.	696,509	18,924
SCANA Corp.	327,744	16,092
Pinnacle West Capital Corp.	286,980	15,919
Alliant Energy Corp.	289,576	14,600
Pepco Holdings Inc.	648,871	13,081
Integrys Energy Group Inc.	206,568	12,090
National Fuel Gas Co.	207,085	12,000
TECO Energy Inc.	539,208	9,269
		334,009
Total Common Stocks
(Cost $3,106,765)		3,521,026
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market
Liquidity Fund, 0.127%	16,352,075	16,352

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount
Notes, 0.125%, 9/25/13	300	300
[5,6] Federal Home Loan Bank
Discount Notes,
0.110%, 9/20/13	1,000	1,000
		1,300
Total Temporary Cash Investments
(Cost $17,652)		17,652
Total Investments (100.2%)
(Cost $3,124,417)		3,538,678
Other Assets and Liabilities (-0.2%)
Other Assets		9,495
Liabilities[3]		(15,146)
		(5,651)
Net Assets (100%)		3,533,027

Mid-Cap Value Index Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,131,952
Undistributed Net Investment Income	29,914
Accumulated Net Realized Losses	(42,824)
Unrealized Appreciation (Depreciation)
Investment Securities	414,261
Futures Contracts	(276)
Net Assets	3,533,027

Investor Shares—Net Assets
Applicable to 21,064,442 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	569,654
Net Asset Value Per Share—
Investor Shares	$27.04

Admiral Shares—Net Assets
Applicable to 35,350,930 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,258,757
Net Asset Value Per Share—
Admiral Shares	$35.61

ETF Shares—Net Assets
Applicable to 24,798,082 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,704,616
Net Asset Value Per Share—
ETF Shares	$68.74

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,277,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,519,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	33,185
Interest[1]	10
Securities Lending	186
Total Income	33,381
Expenses
The Vanguard Group—Note B
Investment Advisory Services	120
Management and Administrative—Investor Shares	541
Management and Administrative—Admiral Shares	303
Management and Administrative—ETF Shares	412
Marketing and Distribution—Investor Shares	74
Marketing and Distribution—Admiral Shares	114
Marketing and Distribution—ETF Shares	180
Custodian Fees	61
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—ETF Shares	36
Trustees’ Fees and Expenses	2
Total Expenses	1,855
Net Investment Income	31,526
Realized Net Gain (Loss)
Investment Securities Sold	171,011
Futures Contracts	(1,383)
Realized Net Gain (Loss)	169,628
Change in Unrealized Appreciation (Depreciation)
Investment Securities	238,154
Futures Contracts	(276)
Change in Unrealized Appreciation (Depreciation)	237,878
Net Increase (Decrease) in Net Assets Resulting from Operations	439,032
1 Interest income from an affiliated company of the fund was $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,526	44,513
Realized Net Gain (Loss)	169,628	51,474
Change in Unrealized Appreciation (Depreciation)	237,878	177,898
Net Increase (Decrease) in Net Assets Resulting from Operations	439,032	273,885
Distributions
Net Investment Income
Investor Shares	(106)	(8,569)
Admiral Shares	(265)	(13,598)
ETF Shares	(416)	(22,017)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(787)	(44,184)
Capital Share Transactions
Investor Shares	587	(27,139)
Admiral Shares	396,360	405,667
ETF Shares	339,650	242,249
Net Increase (Decrease) from Capital Share Transactions	736,597	620,777
Total Increase (Decrease)	1,174,842	850,478
Net Assets
Beginning of Period	2,358,185	1,507,707
End of Period[1]	3,533,027	2,358,185

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $29,914,000 and ($825,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.16	$20.34	$20.85	$17.45	$12.92	$20.95
Investment Operations
Net Investment Income	.228	.423	.417	.371	.300	.466[1]
Net Realized and Unrealized Gain (Loss)
on Investments	3.657	2.813	(.509)	3.403	4.551	(8.156)
Total from Investment Operations	3.885	3.236	(.092)	3.774	4.851	(7.690)
Distributions
Dividends from Net Investment Income	(.005)	(.416)	(.418)	(.374)	(.321)	(.340)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.005)	(.416)	(.418)	(.374)	(.321)	(.340)
Net Asset Value, End of Period	$27.04	$23.16	$20.34	$20.85	$17.45	$12.92

Total Return[2]	16.78%	15.91%	-0.44%	21.63%	37.61%	-36.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$570	$487	$455	$683	$459	$217
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.30%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.21%	1.97%	1.99%	2.14%	2.73%
Portfolio Turnover Rate[3]	49%	33%	41%	37%	47%	45%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Sept. 27,
	Ended	Ended	2011[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$30.47	$26.77	$25.00
Investment Operations
Net Investment Income	.325	.598	.157
Net Realized and Unrealized Gain (Loss) on Investments	4.824	3.692	2.165
Total from Investment Operations	5.149	4.290	2.322
Distributions
Dividends from Net Investment Income	(.009)	(.590)	(.552)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.009)	(.590)	(.552)
Net Asset Value, End of Period	$35.61	$30.47	$26.77

Total Return[2]	16.90%	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,259	$724	$268
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.19%	2.35%	2.11%[3]
Portfolio Turnover Rate[4]	49%	33%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$58.82	$51.67	$52.97	$44.31	$32.80	$53.16
Investment Operations
Net Investment Income	.627	1.156	1.134	1.004	.812	1.261[1]
Net Realized and Unrealized Gain (Loss)
on Investments	9.311	7.130	(1.297)	8.669	11.562	(20.716)
Total from Investment Operations	9.938	8.286	(.163)	9.673	12.374	(19.455)
Distributions
Dividends from Net Investment Income	(.018)	(1.136)	(1.137)	(1.013)	(.864)	(.905)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.018)	(1.136)	(1.137)	(1.013)	(.864)	(.905)
Net Asset Value, End of Period	$68.74	$58.82	$51.67	$52.97	$44.31	$32.80

Total Return	16.90%	16.04%	-0.32%	21.83%	37.75%	-36.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,705	$1,147	$785	$746	$583	$359
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.19%	2.35%	2.11%	2.13%	2.30%	2.86%
Portfolio Turnover Rate[2]	49%	33%	41%	37%	47%	45%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Mid Cap Value Index to the CRSP US Mid Cap Value Index. The benchmark change was effective on April 17, 2013. The fund’s investment objective is not changing.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Mid-Cap Value Index Fund

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $429,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mid-Cap Value Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,521,026	—	—
Temporary Cash Investments	16,352	1,300	—
Futures Contracts—Liabilities[1]	(50)	—	—
Total	3,537,328	1,300	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2013	82	6,557	(149)
S&P 500 Index	September 2013	11	4,398	(127)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized $66,467,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $145,970,000 to offset future net capital gains. Of this amount, $139,259,000 is subject to expiration dates; $75,804,000 may be used to offset future net capital gains through December 31, 2017, and $63,455,000 through December 31, 2018. Capital losses of $6,711,000 realized beginning in fiscal

Mid-Cap Value Index Fund

2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $3,124,417,000. Net unrealized appreciation of investment securities for tax purposes was $414,261,000, consisting of unrealized gains of $468,693,000 on securities that had risen in value since their purchase and $54,432,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $2,150,958,000 of investment securities and sold $1,392,406,000 of investment securities, other than temporary cash investments. Purchases and sales include $494,674,000 and $155,771,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	129,615	4,987	213,885	9,661
Issued in Lieu of Cash Distributions	99	4	7,667	331
Redeemed	(129,127)	(4,956)	(248,691)	(11,345)
Net Increase (Decrease)—Investor Shares	587	35	(27,139)	(1,353)
Admiral Shares
Issued	517,797	15,114	484,978	16,495
Issued in Lieu of Cash Distributions	239	7	12,287	403
Redeemed	(121,676)	(3,547)	(91,598)	(3,125)
Net Increase (Decrease)—Admiral Shares	396,360	11,574	405,667	13,773
ETF Shares
Issued	495,141	7,603	465,481	8,210
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(155,491)	(2,300)	(223,232)	(3,900)
Net Increase (Decrease)—ETF Shares	339,650	5,303	242,249	4,310

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2013*
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,155.81	$1.28
Admiral Shares	1,000.00	1,156.50	0.53
Signal Shares	1,000.00	1,156.70	0.53
Institutional Shares	1,000.00	1,156.75	0.43
Institutional Plus Shares	1,000.00	1,156.81	0.32
ETF Shares	1,000.00	1,156.54	0.53
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,155.06	$1.28
Admiral Shares	1,000.00	1,155.59	0.48
Signal Shares	1,000.00	1,155.32	0.48
Institutional Shares	1,000.00	1,155.65	0.43
Institutional Plus Shares	1,000.00	1,155.82	0.32
ETF Shares	1,000.00	1,155.59	0.48
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,138.31	$1.27
Admiral Shares	1,000.00	1,138.92	0.48
ETF Shares	1,000.00	1,139.18	0.48
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,167.75	$1.29
Admiral Shares	1,000.00	1,169.00	0.48
ETF Shares	1,000.00	1,168.97	0.48

* The returns used in this table for the Extended Market Index Fund are based on the ending share prices as of June 28, 2013—the month’s last business day—rather than as of June 30, 2013—the financial statement date. For that fund, the total returns as of June 30, 2013, were adjusted because of a significant change in the value of one of the fund’s securities (see the Financial Highlights tables and Note C in the Notes to Financial Statements).

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.30	0.50
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.35	0.45
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.35	0.45
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Spliced Mid Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q982 082013

Semiannual Report | June 30, 2013

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

> For the six months ended June 30, 2013, returns for Investor Shares of Vanguard’s large-capitalization U.S. stock index funds ranged from 10.52% for Vanguard Growth Index Fund to 16.50% for Vanguard Value Index Fund.

> The funds closely tracked their target indexes and outpaced the average result of peer funds for the period.

> As planned, the funds are now seeking to track new benchmarks.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	9
Value Index Fund.	29
Large-Cap Index Fund.	49
About Your Fund’s Expenses.	73
Trustees Approve Advisory Arrangement.	76
Glossary.	77

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Growth Index Fund
Investor Shares	10.52%
Admiral™ Shares	10.63
Signal® Shares	10.60
Institutional Shares	10.61
ETF Shares
Market Price	10.61
Net Asset Value	10.60
Spliced Growth Index	10.64
Large-Cap Growth Funds Average	10.15
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Vanguard Value Index Fund
Investor Shares	16.50%
Admiral Shares	16.58
Signal Shares	16.58
Institutional Shares	16.55
ETF Shares
Market Price	16.62
Net Asset Value	16.54
Spliced Value Index	16.62
Large-Cap Value Funds Average	15.30
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	13.70%
Admiral Shares	13.79
Signal Shares	13.77
Institutional Shares	13.78
ETF Shares
Market Price	13.75
Net Asset Value	13.78
Spliced Large Cap Index	13.82
Large-Cap Core Funds Average	13.22

For a benchmark description, see the Glossary.

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2012, Through June 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$36.65	$40.28	$0.220	$0.000
Admiral Shares	36.64	40.28	0.249	0.000
Signal Shares	33.93	37.29	0.231	0.000
Institutional Shares	36.64	40.27	0.252	0.000
ETF Shares	71.19	78.24	0.485	0.000
Vanguard Value Index Fund
Investor Shares	$22.93	$26.42	$0.285	$0.000
Admiral Shares	22.93	26.42	0.303	0.000
Signal Shares	23.86	27.49	0.315	0.000
Institutional Shares	22.93	26.41	0.306	0.000
ETF Shares	58.79	67.71	0.779	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$26.32	$29.67	$0.250	$0.000
Admiral Shares	32.90	37.09	0.337	0.000
Signal Shares	28.70	32.35	0.295	0.000
Institutional Shares	135.42	152.64	1.402	0.000
ETF Shares	65.15	73.44	0.669	0.000

3

Chairman’s Letter

Dear Shareholder,

Vanguard’s three large-capitalization stock index funds rose sharply during the first six months of 2013, as U.S. stocks continued to rally, recording their best first-half performance since 1998. Small- and mid-capitalization stocks generally outdistanced their larger-cap peers for the period, while value-oriented stocks significantly outpaced their growth-oriented counterparts.

For the six months ended June 30, 2013, Vanguard Value Index Fund returned 16.50%, while Vanguard Growth Index Fund returned 10.52%. Vanguard Large-Cap Index Fund, which includes both growth and value stocks, fell in between, returning 13.70%. (All returns are for the funds’ Investor Shares.)

All three funds closely tracked their target indexes for the period; their returns also surpassed the average returns of their respective peer groups.

As we previously announced, the three funds are now seeking to track new benchmark indexes. These new benchmarks are supplied by the University of Chicago’s Center for Research in Security Prices (CRSP). (Please see the Investment Insight on page 8 for more information.)

4

Global stocks notched gains despite some recent turbulence
After staging a stellar performance for most of the first half of 2013, global stocks declined in June. Investors worldwide were spooked by signs of trouble in China’s economy and also by a statement from Federal Reserve Chairman Ben Bernanke that the central bank could begin to reduce its stimulative bond-buying program later this year. Still, U.S. stocks returned about 14% for the six-month period, despite a drop of more than 1% in June.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as “quantitative easing.” However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Developed markets in the Pacific region generally fared better than their European and emerging-market counterparts. Notably, Japanese stocks made a recovery in June from a sharp decline in May.

Bond prices fell sharply in the period’s final months
Bond returns, which sputtered along through most of the period, turned negative in May and retreated

Market Barometer

			Total Returns
		Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

5

further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than equity investors. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Financial and consumer stocks showed notable strength
Despite a small step backward in June, U.S. stocks turned in a strong performance for the first half of 2013. All economic sectors rose, with most posting double- digit gains.

Financials, the largest sector in the Large-Cap and Value Funds, had the biggest impact on their performance. The sector also outperformed the overall return in the Growth Fund, although it has a smaller presence in that portfolio. Diversified financial services companies and commercial banks have profited from better lending conditions and the recovering U.S. housing market, and asset managers thrived as the investing climate kept improving.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.24%	0.10%	0.10%	0.08%	0.10%	1.28%
Value Index Fund	0.24	0.10	0.10	0.08	0.10	1.19
Large-Cap Index Fund	0.24	0.10	0.10	0.08	0.10	1.15

The fund expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap Index Fund, Large-Cap Core Funds.

6

Other notable contributors included the health care and consumer services sectors. In the former, pharmaceutical and biotech companies were among the best performers as the industry continued to benefit from favorable rulings by the Food and Drug Administration and improved pipelines of new medicines. Health care providers and services also turned in impressive results.

The consumer services sector was another strong performer as U.S. consumers, more confident about the economy and employment than they have been in several years, spent more on entertainment, shopping, and dining out. Media companies, including cable and satellite operators, notched gains, as did hotels, restaurants, and specialty retailers.

Technology and materials sectors didn’t perform as well as others
Technology was the most notable under-performing sector in the Large-Cap and Growth Funds; it outperformed in the Value Fund as some established hardware and software makers showed improvements, partly through cost-cutting measures. The sector took a hit in the tablet and smartphone arena, however, where competition is fierce and several key players have fallen short of earnings expectations as new products have failed to deliver.

The basic materials sector was the weakest overall performer, with returns below 2% in all three funds as most commodity prices fell. Stocks of metal and coal mining companies particularly weighed on the sector’s performance.

All three funds continued to closely track their benchmarks for the period. This performance is a tribute to the skill of the funds’ advisor, Vanguard Equity Investment Group, which is highly experienced in both risk control and trading efficiency. The advisor was also helped by the funds’ low expense ratios, which help you to keep more of your returns.

In pursuing investment goals, long-term asset mix is key
As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

7

In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2013

Investment insight

What benchmark changes mean for you
In June, we completed the transition of 22 Vanguard index funds—including yours—
to new target benchmarks. The change went smoothly, as the funds closely tracked their respective benchmarks throughout the transition.

The new index providers are the University of Chicago’s Center for Research in
Security Prices (CRSP) for U.S. stocks and FTSE Group for international stocks. The new benchmarks incorporate top-quality index construction and offer comprehensive coverage of the markets they represent. And there are no changes to our funds’
investment goals, objectives, or policies.

We took this action because benchmark licensing costs were becoming a larger part of the expense ratios of our index funds. With the new, long-term agreements, our funds can pursue their indexing strategy at considerable savings for our clients.

8

Growth Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.28%	1.44%	1.44%	1.44%	1.44%

Portfolio Characteristics
		CRSP US	DJ U.S.
		Large	Total
		Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	339	339	3,622
Median Market Cap	$48.8B	$48.8B	$38.5B
Price/Earnings Ratio	21.4x	21.4x	18.4x
Price/Book Ratio	3.9x	3.9x	2.3x
Return on Equity	20.8%	20.5%	16.4%
Earnings Growth Rate	18.2%	18.2%	10.7%
Dividend Yield	1.5%	1.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	37%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Basic Materials	1.6%	1.6%	2.9%
Consumer Goods	10.9	10.9	10.6
Consumer Services	21.0	21.0	13.4
Financials	12.4	12.4	18.9
Health Care	8.9	9.1	11.7
Industrials	11.6	11.6	12.8
Oil & Gas	7.2	7.2	9.6
Technology	25.6	25.3	14.2
Telecommunications	0.4	0.5	2.5
Utilities	0.4	0.4	3.4

Volatility Measures
		DJ U.S.
		Total
	Spliced	Market
	Growth Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	5.6%
Google Inc.	Internet	3.6
International Business
Machines Corp.	Computer Services	3.2
Coca-Cola Co.	Soft Drinks	2.4
Philip Morris
International Inc.	Tobacco	2.0
Intel Corp.	Semiconductors	1.8
Home Depot Inc.	Home Improvement
	Retailers	1.7
Comcast Corp.	Broadcasting &
	Entertainment	1.6
Oracle Corp.	Software	1.6
QUALCOMM Inc.	Semiconductors	1.6
Top Ten		25.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

9

Growth Index Fund

Investment Focus

10

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	16.69%	7.00%	7.36%
Admiral Shares	11/13/2000	16.86	7.15	7.49
Signal Shares	6/4/2007	16.83	7.15	4.851
Institutional Shares	5/14/1998	16.85	7.18	7.53
ETF Shares	1/26/2004
Market Price		16.88	7.16	5.98[1]
Net Asset Value		16.85	7.15	5.98[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Basic Materials (1.6%)
	Praxair Inc.	1,349,697	155,431
	Ecolab Inc.	1,215,799	103,574
	Eastman Chemical Co.	707,419	49,526
	Sigma-Aldrich Corp.	549,147	44,129
	FMC Corp.	621,234	37,933
	Airgas Inc.	300,707	28,705
*	WR Grace & Co.	329,220	27,668
	Albemarle Corp.	400,832	24,968
	CONSOL Energy Inc.	521,570	14,135
			486,069
Consumer Goods (10.9%)
	Coca-Cola Co.	18,293,291	733,744
	Philip Morris
	International Inc.	7,093,304	614,422
	Colgate-Palmolive Co.	4,256,811	243,873
	Monsanto Co.	2,436,279	240,704
	NIKE Inc. Class B	3,266,031	207,981
	VF Corp.	399,824	77,190
	Lorillard Inc.	1,723,915	75,301
	Mead Johnson
	Nutrition Co.	924,008	73,209
	Coach Inc.	1,282,337	73,209
	Estee Lauder Cos.
	Inc. Class A	1,090,196	71,702
	Mattel Inc.	1,576,317	71,423
	Hershey Co.	669,895	59,808
	Stanley Black &
	Decker Inc.	738,900	57,117
	Harley-Davidson Inc.	1,022,860	56,073
	Ralph Lauren Corp.
	Class A	278,397	48,369
	JM Smucker Co.	465,001	47,965
	PVH Corp.	369,833	46,248
*	BorgWarner Inc.	527,346	45,431
*	Green Mountain Coffee
	Roasters Inc.	544,656	40,882
*	Monster Beverage Corp.	643,788	39,123

			Market
			Value
		Shares	($000)
	Church & Dwight Co. Inc.	630,626	38,916
	McCormick & Co. Inc.	518,210	36,461
*	Tesla Motors Inc.	322,641	34,661
	Brown-Forman Corp.
	Class B	471,567	31,854
*	LKQ Corp.	1,226,442	31,581
*	Lululemon Athletica Inc.	462,105	30,277
*	PulteGroup Inc.	1,591,618	30,193
*	Electronic Arts Inc.	1,312,016	30,137
*	Mohawk Industries Inc.	264,566	29,761
*	Fossil Group Inc.	227,557	23,509
*	WABCO Holdings Inc.	285,335	21,312
*	NVR Inc.	20,474	18,877
^	Herbalife Ltd.	375,863	16,966
	DR Horton Inc.	662,669	14,102
	Hormel Foods Corp.	302,088	11,654
*	Coty Inc. Class A	269,979	4,638
			3,328,673
Consumer Services (21.0%)
	Home Depot Inc.	6,666,719	516,471
	Walt Disney Co.	7,397,118	467,128
*	Amazon.com Inc.	1,662,098	461,548
	McDonald’s Corp.	4,575,377	452,962
	Comcast Corp. Class A	10,383,415	434,857
*	eBay Inc.	5,330,541	275,696
	News Corp. Class A	7,095,225	231,304
	Costco Wholesale Corp.	1,991,454	220,195
	Starbucks Corp.	3,245,988	212,580
*	priceline.com Inc.	235,395	194,702
	TJX Cos. Inc.	3,120,569	156,216
	Time Warner Cable Inc.	1,327,882	149,360
*	DIRECTV	2,421,560	149,217
	Yum! Brands Inc.	2,052,899	142,348
	Viacom Inc. Class B	2,025,335	137,824
	CBS Corp. Class B	2,657,398	129,867
	Las Vegas Sands Corp.	1,693,976	89,662
	Whole Foods Market Inc.	1,692,650	87,138
*	Dollar General Corp.	1,344,673	67,812
*	Bed Bath & Beyond Inc.	947,626	67,187
*	AutoZone Inc.	156,426	66,276

12

Growth Index Fund

			Market
			Value
		Shares	($000)
	Comcast Corp.	1,591,761	63,145
	Ross Stores Inc.	952,960	61,761
	News Corp. Class B	1,827,869	59,991
*	Liberty Global plc	846,649	57,479
	Starwood Hotels &
	Resorts Worldwide Inc.	887,855	56,104
*	Liberty Global plc Class A	752,257	55,727
	L Brands Inc.	1,122,510	55,284
*	O’Reilly Automotive Inc.	478,862	53,929
	Gap Inc.	1,274,092	53,168
*	Liberty Interactive Corp.
	Class A	2,285,389	52,587
*	Discovery
	Communications Inc.
	Class A	676,859	52,260
*	Chipotle Mexican Grill Inc.
	Class A	141,064	51,397
*	Netflix Inc.	243,422	51,384
*	Liberty Media Corp.
	Class A	403,846	51,191
*	Dollar Tree Inc.	970,403	49,335
	Sirius XM Radio Inc.	14,563,436	48,787
*	CarMax Inc.	1,024,761	47,303
	Wynn Resorts Ltd.	368,696	47,193
	Nordstrom Inc.	669,710	40,142
	DISH Network Corp.
	Class A	937,398	39,858
*	Charter Communications
	Inc. Class A	300,332	37,196
	Marriott International Inc.
	Class A	911,072	36,780
	Tiffany & Co.	494,885	36,047
	Wyndham Worldwide
	Corp.	620,086	35,488
	Nielsen Holdings NV	1,023,923	34,394
	Tractor Supply Co.	286,625	33,710
	PetSmart Inc.	471,413	31,580
	Expedia Inc.	474,520	28,542
	Family Dollar Stores Inc.	445,914	27,785
*	Ulta Salon Cosmetics &
	Fragrance Inc.	276,340	27,678
*	Discovery
	Communications Inc.	388,997	27,098
	Advance Auto Parts Inc.	332,888	27,020
*	IHS Inc. Class A	254,920	26,609
	Signet Jewelers Ltd.	369,538	24,918
*	MGM Resorts
	International	1,675,013	24,757
	Scripps Networks
	Interactive Inc. Class A	361,155	24,111
*	Hertz Global Holdings Inc.	913,385	22,652
	Williams-Sonoma Inc.	378,925	21,178
*	Urban Outfitters Inc.	503,162	20,237
	FactSet Research Systems
	Inc.	190,850	19,455

			Market
			Value
		Shares	($000)
	H&R Block Inc.	621,338	17,242
*	AutoNation Inc.	388,040	16,837
*	TripAdvisor Inc.	253,188	15,412
	Burger King Worldwide
	Inc.	481,391	9,392
	Abercrombie & Fitch Co.	178,915	8,096
*	JC Penney Co. Inc.	326,885	5,583
*	Norwegian Cruise Line
	Holdings Ltd.	139,666	4,233
*	Hyatt Hotels Corp.
	Class A	104,870	4,233
	Viacom Inc. Class A	960	66
	CBS Corp. Class A	802	39
			6,406,743
Financials (12.4%)
	Visa Inc. Class A	2,364,709	432,151
	American Express Co.	5,013,888	374,838
	Mastercard Inc. Class A	479,980	275,749
	Simon Property
	Group Inc.	1,416,718	223,728
	American Tower
	Corporation	1,804,869	132,062
	BlackRock Inc.	500,444	128,539
	Charles Schwab Corp.	4,965,259	105,412
	Public Storage	666,667	102,220
	Marsh & McLennan Cos.
	Inc.	2,512,093	100,283
	HCP Inc.	2,074,170	94,250
	Ventas Inc.	1,337,861	92,928
	Equity Residential	1,561,246	90,646
	Health Care REIT Inc.	1,284,902	86,127
	Franklin Resources Inc.	630,663	85,783
	Prologis Inc.	2,273,716	85,765
	T. Rowe Price Group Inc.	1,124,327	82,245
	AvalonBay
	Communities Inc.	560,879	75,668
	Weyerhaeuser Co.	2,631,780	74,979
	Boston Properties Inc.	692,574	73,046
	McGraw Hill Financial Inc.	1,250,885	66,535
	Invesco Ltd.	2,029,271	64,531
	Vornado Realty Trust	767,812	63,613
	Moody’s Corp.	1,017,266	61,982
*	IntercontinentalExchange
	Inc.	332,045	59,024
	Host Hotels &
	Resorts Inc.	3,401,426	57,382
	General Growth
	Properties Inc.	2,647,559	52,607
*	Affiliated
	Managers Group Inc.	240,647	39,452
	Macerich Co.	627,515	38,260
	Kimco Realty Corp.	1,772,178	37,978
	Realty Income Corp.	895,486	37,539
	Leucadia National Corp.	1,412,967	37,048
	SL Green Realty Corp.	418,033	36,866

13

Growth Index Fund

			Market
			Value
		Shares	($000)
	Digital Realty Trust Inc.	585,966	35,744
	Equifax Inc.	550,062	32,415
	Rayonier Inc.	575,085	31,854
	Federal Realty
	Investment Trust	297,740	30,870
*	CBRE Group Inc. Class A	1,284,781	30,012
	UDR Inc.	1,144,320	29,169
	Essex Property Trust Inc.	173,395	27,556
	Camden Property Trust	387,141	26,767
	Raymond James
	Financial Inc.	573,510	24,649
	Alexandria Real Estate
	Equities Inc.	321,828	21,151
	SEI Investments Co.	709,047	20,158
	Jones Lang LaSalle Inc.	201,441	18,359
*	MSCI Inc. Class A	551,364	18,344
	Plum Creek Timber
	Co. Inc.	371,486	17,337
	Lazard Ltd. Class A	526,545	16,928
*	Realogy Holdings Corp.	265,976	12,777
	LPL Financial
	Holdings Inc.	316,765	11,961
	Legg Mason Inc.	271,959	8,433
			3,783,720
Health Care (8.9%)
*	Gilead Sciences Inc.	6,961,388	356,493
	Amgen Inc.	3,422,645	337,678
*	Biogen Idec Inc.	1,083,326	233,132
*	Express Scripts
	Holding Co.	3,742,100	230,850
*	Celgene Corp.	1,903,570	222,546
	AbbVie Inc.	3,613,840	149,396
	Allergan Inc.	1,403,543	118,234
*	Intuitive Surgical Inc.	183,277	92,844
	Stryker Corp.	1,293,981	83,695
*	Alexion
	Pharmaceuticals Inc.	890,544	82,144
*	Vertex
	Pharmaceuticals Inc.	1,010,388	80,700
*	Regeneron
	Pharmaceuticals Inc.	350,161	78,744
*	Actavis Inc.	577,905	72,943
^	Zoetis Inc.	2,265,119	69,970
*	DaVita HealthCare
	Partners Inc.	458,455	55,381
	Perrigo Co.	407,634	49,324
*	Illumina Inc.	567,551	42,476
*	Laboratory Corp. of
	America Holdings	424,274	42,470
	CR Bard Inc.	367,259	39,914
*	Henry Schein Inc.	397,578	38,068
*	Waters Corp.	371,407	37,159
*	BioMarin
	Pharmaceutical Inc.	634,316	35,389

			Market
			Value
		Shares	($000)
*	Edwards
	Lifesciences Corp.	515,463	34,639
*	Varian Medical
	Systems Inc.	494,768	33,372
^	ResMed Inc.	650,165	29,342
	DENTSPLY
	International Inc.	653,912	26,784
*	Forest Laboratories Inc.	547,615	22,452
*	IDEXX Laboratories Inc.	246,874	22,164
*	Quintiles Transnational
	Holdings Inc.	117,759	5,012
			2,723,315
Industrials (11.6%)
	3M Co.	3,149,862	344,437
	Union Pacific Corp.	2,130,219	328,650
	United Parcel Service Inc.
	Class B	3,307,294	286,015
	Accenture plc Class A	2,966,759	213,488
	Boeing Co.	1,731,189	177,343
	Danaher Corp.	2,687,152	170,097
	Automatic Data
	Processing Inc.	2,214,444	152,487
	Precision Castparts Corp.	667,831	150,936
	Cummins Inc.	865,897	93,915
*	LinkedIn Corp. Class A	417,809	74,495
	Sherwin-Williams Co.	400,185	70,673
	WW Grainger Inc.	269,767	68,030
	Agilent Technologies Inc.	1,572,036	67,220
	Amphenol Corp. Class A	729,379	56,848
	Roper Industries Inc.	451,844	56,128
	Fastenal Co.	1,218,500	55,868
	Paychex Inc.	1,494,637	54,584
	Pentair Ltd.	932,301	53,784
	Kansas City Southern	502,818	53,279
*	Fiserv Inc.	607,722	53,121
	Rockwell Automation Inc.	637,319	52,987
	Fidelity National
	Information Services Inc.	1,203,922	51,576
	AMETEK Inc.	1,111,378	47,011
*	Stericycle Inc.	393,748	43,482
	PACCAR Inc.	807,144	43,311
*	Verisk Analytics Inc.
	Class A	691,629	41,290
	CH Robinson
	Worldwide Inc.	732,699	41,258
*	Alliance Data
	Systems Corp.	213,169	38,590
	ADT Corp.	948,557	37,800
	Expeditors International
	of Washington Inc.	942,912	35,840
	Flowserve Corp.	652,533	35,243
	Pall Corp.	509,116	33,820
	TransDigm Group Inc.	215,211	33,739
	Textron Inc.	1,268,011	33,032
	Masco Corp.	1,628,623	31,742

14

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Trimble Navigation Ltd.	1,167,345	30,363
	JB Hunt Transport
	Services Inc.	402,380	29,068
*	Mettler-Toledo
	International Inc.	137,757	27,717
*	Quanta Services Inc.	955,819	25,291
	Donaldson Co. Inc.	671,445	23,944
	Hubbell Inc. Class B	238,083	23,570
	Cintas Corp.	475,845	21,670
	Iron Mountain Inc.	784,132	20,866
	Martin Marietta
	Materials Inc.	209,854	20,654
	Robert Half
	International Inc.	605,770	20,130
*	Sensata
	Technologies Holding NV	559,899	19,540
	FLIR Systems Inc.	647,456	17,462
	Rock Tenn Co. Class A	164,126	16,393
	National Instruments Corp.	451,598	12,618
*	FleetCor Technologies Inc.	148,563	12,078
*	Owens Corning	257,645	10,069
	Molex Inc. Class A	337,419	8,388
	Molex Inc.	283,827	8,327
			3,530,267
Oil & Gas (7.2%)
	Schlumberger Ltd.	6,067,261	434,780
	Anadarko Petroleum Corp.	2,288,558	196,656
	EOG Resources Inc.	1,241,628	163,498
	National Oilwell Varco Inc.	1,950,001	134,355
	Kinder Morgan Inc.	3,072,437	117,213
	Noble Energy Inc.	1,636,608	98,262
	Pioneer Natural
	Resources Co.	623,309	90,224
	Halliburton Co.	2,020,459	84,294
*	Cameron
	International Corp.	1,131,996	69,233
	Cabot Oil & Gas Corp.	961,803	68,307
	Ensco plc Class A	1,062,896	61,776
*	FMC Technologies Inc.	1,082,439	60,270
*	Southwestern Energy Co.	1,604,205	58,602
	Range Resources Corp.	706,991	54,665
	Williams Cos. Inc.	1,557,740	50,580
	EQT Corp.	617,799	49,035
	Noble Corp.	1,155,839	43,436
*	Weatherford
	International Ltd.	3,145,317	43,091
*	Concho Resources Inc.	477,908	40,010
*	Kinder Morgan
	Management LLC	453,490	37,907
	Oceaneering
	International Inc.	493,693	35,645
*	Cobalt International
	Energy Inc.	1,206,452	32,055
	Core Laboratories NV	209,483	31,770
*	Whiting Petroleum Corp.	544,867	25,113

			Market
			Value
		Shares	($000)
	QEP Resources Inc.	819,128	22,755
*	Dresser-Rand Group Inc.	347,998	20,873
*	Rowan Cos. plc Class A	567,554	19,337
*	Continental Resources Inc.	211,997	18,244
	SM Energy Co.	302,807	18,162
*	Cheniere Energy Inc.	495,471	13,754
			2,193,902
Technology (25.6%)
	Apple Inc.	4,283,785	1,696,722
*	Google Inc. Class A	1,237,344	1,089,321
	International Business
	Machines Corp.	5,060,289	967,072
	Intel Corp.	22,686,508	549,467
	Oracle Corp.	16,123,752	495,322
	QUALCOMM Inc.	7,885,378	481,639
	EMC Corp.	9,587,773	226,463
*	Facebook Inc. Class A	7,585,595	188,578
	Texas Instruments Inc.	5,061,910	176,509
*	Yahoo! Inc.	3,954,217	99,290
*	Adobe Systems Inc.	2,176,146	99,145
*	Salesforce.com Inc.	2,423,053	92,512
*	Cognizant Technology
	Solutions Corp. Class A	1,376,440	86,179
	Broadcom Corp. Class A	2,377,672	80,270
	Intuit Inc.	1,287,249	78,561
*	SanDisk Corp.	1,110,463	67,849
*	Cerner Corp.	705,966	67,836
*	Micron Technology Inc.	4,701,105	67,367
	Analog Devices Inc.	1,406,377	63,371
*	NetApp Inc.	1,644,815	62,141
*	Citrix Systems Inc.	853,943	51,518
	Altera Corp.	1,461,043	48,200
	Xilinx Inc.	1,204,132	47,696
*	Catamaran Corp.	939,646	45,780
*	Juniper Networks Inc.	2,194,879	42,383
	KLA-Tencor Corp.	757,042	42,190
	Avago Technologies Ltd.
	Class A	1,126,804	42,120
*	Equinix Inc.	225,213	41,601
*	Red Hat Inc.	865,230	41,375
	Applied Materials Inc.	2,741,855	40,881
	Linear Technology Corp.	1,064,522	39,217
*	Teradata Corp.	745,706	37,457
	Maxim Integrated
	Products Inc.	1,328,304	36,900
	NVIDIA Corp.	2,505,600	35,154
*	Autodesk Inc.	1,025,874	34,818
*	Cree Inc.	538,082	34,362
*	Lam Research Corp.	742,576	32,926
*	Akamai Technologies Inc.	770,345	32,778
	Motorola Solutions Inc.	557,839	32,204
	Microchip Technology Inc.	854,637	31,835
*	ANSYS Inc.	425,278	31,088
*	VeriSign Inc.	687,928	30,723
*	BMC Software Inc.	650,902	29,382

15

Growth Index Fund

			Market
			Value
		Shares	($000)
*	VMware Inc. Class A	380,215	25,471
*	F5 Networks Inc.	359,553	24,737
*	Nuance
	Communications Inc.	1,305,080	23,987
*	Gartner Inc.	406,367	23,159
*	Rackspace Hosting Inc.	504,827	19,128
*	Skyworks Solutions Inc.	873,652	19,124
*	ServiceNow Inc.	399,014	16,116
*	TIBCO Software Inc.	712,325	15,244
*	Workday Inc. Class A	155,039	9,936
*	LSI Corp.	1,255,987	8,968
*	Informatica Corp.	246,866	8,635
*	MICROS Systems Inc.	179,756	7,757
*	Palo Alto Networks Inc.	73,284	3,090
			7,823,554
Telecommunications (0.4%)
*	Crown Castle
	International Corp.	1,340,622	97,048
*	SBA Communications
	Corp. Class A	582,278	43,158
			140,206
Utilities (0.4%)
*	Calpine Corp.	1,869,826	39,697
	NRG Energy Inc.	1,471,729	39,295
	ONEOK Inc.	940,574	38,855
			117,847
Total Common Stocks
(Cost $22,460,189)			30,534,296

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity
Fund, 0.127%	12,274,801	12,275

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
3 Freddie Mac Discount Notes,
0.110%, 11/12/13	1,000	999
Total Temporary Cash Investments
(Cost $13,274)		13,274
Total Investments (100.0%)
(Cost $22,473,463)		30,547,570
Other Assets and Liabilities (0.0%)
Other Assets		109,027
Liabilities[2]		(119,246)
		(10,219)
Net Assets (100%)		30,537,351

16

Growth Index Fund

At June 30, 2013, net assets consisted of:

Amount
($000)
Paid-in Capital	22,821,063
Overdistributed Net Investment Income	(21,684)
Accumulated Net Realized Losses	(336,135)
Unrealized Appreciation (Depreciation)	8,074,107
Net Assets	30,537,351

Investor Shares—Net Assets
Applicable to 80,892,325 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,258,362
Net Asset Value Per Share—
Investor Shares	$40.28

Admiral Shares—Net Assets
Applicable to 160,225,797 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,453,262
Net Asset Value Per Share—
Admiral Shares	$40.28

Amount
($000)
Signal Shares—Net Assets
Applicable to 111,023,645 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,140,550
Net Asset Value Per Share—
Signal Shares	$37.29

Institutional Shares—Net Assets
Applicable to 158,370,213 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,378,265
Net Asset Value Per Share—
Institutional Shares	$40.27

ETF Shares—Net Assets
Applicable to 131,731,470 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,306,912
Net Asset Value Per Share—
ETF Shares	$78.24

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,673,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $12,275,000 of collateral received for securities on loan.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	204,811
Interest[1]	40
Securities Lending	937
Total Income	205,788
Expenses
The Vanguard Group—Note B
Investment Advisory Services	923
Management and Administrative—Investor Shares	3,367
Management and Administrative—Admiral Shares	2,208
Management and Administrative—Signal Shares	1,163
Management and Administrative—Institutional Shares	1,415
Management and Administrative—ETF Shares	3,069
Marketing and Distribution—Investor Shares	369
Marketing and Distribution—Admiral Shares	459
Marketing and Distribution—Signal Shares	535
Marketing and Distribution—Institutional Shares	849
Marketing and Distribution—ETF Shares	1,110
Custodian Fees	186
Shareholders’ Reports—Investor Shares	77
Shareholders’ Reports—Admiral Shares	46
Shareholders’ Reports—Signal Shares	20
Shareholders’ Reports—Institutional Shares	35
Shareholders’ Reports—ETF Shares	40
Trustees’ Fees and Expenses	21
Total Expenses	15,892
Net Investment Income	189,896
Realized Net Gain (Loss)
Investment Securities Sold	1,189,359
Futures Contracts	(8,783)
Realized Net Gain (Loss)	1,180,576
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,530,219
Net Increase (Decrease) in Net Assets Resulting from Operations	2,900,691
1 Interest income from an affiliated company of the fund was $35,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	189,896	392,814
Realized Net Gain (Loss)	1,180,576	367,593
Change in Unrealized Appreciation (Depreciation)	1,530,219	2,908,364
Net Increase (Decrease) in Net Assets Resulting from Operations	2,900,691	3,668,771
Distributions
Net Investment Income
Investor Shares	(18,114)	(43,607)
Admiral Shares	(39,570)	(85,446)
Signal Shares	(25,152)	(49,314)
Institutional Shares	(40,121)	(91,233)
ETF Shares	(62,372)	(121,121)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(185,329)	(390,721)
Capital Share Transactions
Investor Shares	(156,977)	(226,956)
Admiral Shares	107,684	220,246
Signal Shares	243,468	749,005
Institutional Shares	(419,925)	715,804
ETF Shares	972,441	1,450,303
Net Increase (Decrease) from Capital Share Transactions	746,691	2,908,402
Total Increase (Decrease)	3,462,053	6,186,452
Net Assets
Beginning of Period	27,075,298	20,888,846
End of Period[1]	30,537,351	27,075,298

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($21,684,000) and ($26,251,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$36.65	$31.79	$31.60	$27.32	$20.29	$33.23
Investment Operations
Net Investment Income	.227	.509	.351	.315	.276	.261
Net Realized and Unrealized Gain (Loss)
on Investments	3.623	4.853	.183	4.284	7.035	(12.939)
Total from Investment Operations	3.850	5.362	.534	4.599	7.311	(12.678)
Distributions
Dividends from Net Investment Income	(.220)	(.502)	(.344)	(.319)	(.281)	(.262)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.220)	(.502)	(.344)	(.319)	(.281)	(.262)
Net Asset Value, End of Period	$40.28	$36.65	$31.79	$31.60	$27.32	$20.29

Total Return[1]	10.52%	16.89%	1.71%	16.96%	36.29%	-38.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,258	$3,105	$2,897	$3,843	$5,770	$4,279
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.28%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.45%	1.10%	1.13%	1.20%	0.93%
Portfolio Turnover Rate[2]	37%	21%	23%	26%	29%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$36.64	$31.79	$31.60	$27.32	$20.30	$33.23
Investment Operations
Net Investment Income	.256	.560	.399	.357	.308	.294
Net Realized and Unrealized Gain (Loss)
on Investments	3.633	4.842	.185	4.282	7.027	(12.929)
Total from Investment Operations	3.889	5.402	.584	4.639	7.335	(12.635)
Distributions
Dividends from Net Investment Income	(.249)	(.552)	(.394)	(.359)	(.315)	(.295)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.249)	(.552)	(.394)	(.359)	(.315)	(.295)
Net Asset Value, End of Period	$40.28	$36.64	$31.79	$31.60	$27.32	$20.30

Total Return[1]	10.63%	17.01%	1.87%	17.12%	36.42%	-38.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,453	$5,774	$4,819	$4,712	$1,641	$1,296
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.59%	1.24%	1.27%	1.34%	1.05%
Portfolio Turnover Rate [2]	37%	21%	23%	26%	29%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.93	$29.44	$29.26	$25.30	$18.80	$30.77
Investment Operations
Net Investment Income	.238	.519	.369	.331	.286	.273
Net Realized and Unrealized Gain (Loss)
on Investments	3.353	4.483	.175	3.963	6.507	(11.970)
Total from Investment Operations	3.591	5.002	.544	4.294	6.793	(11.697)
Distributions
Dividends from Net Investment Income	(.231)	(.512)	(.364)	(.334)	(.293)	(.273)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.231)	(.512)	(.364)	(.334)	(.293)	(.273)
Net Asset Value, End of Period	$37.29	$33.93	$29.44	$29.26	$25.30	$18.80

Total Return	10.60%	17.01%	1.88%	17.11%	36.42%	-38.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,141	$3,540	$2,402	$1,658	$1,428	$941
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.59%	1.24%	1.27%	1.34%	1.05%
Portfolio Turnover Rate[1]	37%	21%	23%	26%	29%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$36.64	$31.79	$31.60	$27.32	$20.30	$33.23
Investment Operations
Net Investment Income	.259	.567	.405	.369	.322	.305
Net Realized and Unrealized Gain (Loss)
on Investments	3.623	4.842	.186	4.283	7.027	(12.930)
Total from Investment Operations	3.882	5.409	.591	4.652	7.349	(12.625)
Distributions
Dividends from Net Investment Income	(.252)	(.559)	(.401)	(.372)	(.329)	(.305)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.252)	(.559)	(.401)	(.372)	(.329)	(.305)
Net Asset Value, End of Period	$40.27	$36.64	$31.79	$31.60	$27.32	$20.30

Total Return	10.61%	17.04%	1.89%	17.17%	36.50%	-38.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,378	$6,189	$4,726	$3,934	$2,913	$2,016
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.32%	1.61%	1.26%	1.31%	1.40%	1.09%
Portfolio Turnover Rate[1]	37%	21%	23%	26%	29%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$71.19	$61.76	$61.39	$53.08	$39.43	$64.56
Investment Operations
Net Investment Income	.499	1.087	.776	.695	.598	.579
Net Realized and Unrealized Gain (Loss)
on Investments	7.036	9.416	.360	8.315	13.666	(25.132)
Total from Investment Operations	7.535	10.503	1.136	9.010	14.264	(24.553)
Distributions
Dividends from Net Investment Income	(.485)	(1.073)	(.766)	(.700)	(.614)	(.577)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.485)	(1.073)	(.766)	(.700)	(.614)	(.577)
Net Asset Value, End of Period	$78.24	$71.19	$61.76	$61.39	$53.08	$39.43

Total Return	10.60%	17.03%	1.87%	17.11%	36.46%	-38.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,307	$8,467	$6,046	$5,099	$3,917	$2,736
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.59%	1.24%	1.27%	1.34%	1.06%
Portfolio Turnover Rate[1]	37%	21%	23%	26%	29%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Prime Market Growth Index to the CRSP US Large Cap Growth Index. The benchmark change was effective on April 17, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

25

Growth Index Fund

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at June 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $3,782,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

26

Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,534,296	—	—
Temporary Cash Investments	12,275	999	—
Total	30,546,571	999	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized $506,495,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $1,007,038,000 to offset future net capital gains. Of this amount, $802,533,000 is subject to expiration on December 31, 2017. Capital losses totaling $204,505,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $22,473,463,000. Net unrealized appreciation of investment securities for tax purposes was $8,074,107,000, consisting of unrealized gains of $8,272,792,000 on securities that had risen in value since their purchase and $198,685,000 in unrealized losses on securities that had fallen in value since their purchase.

27

Growth Index Fund

E. During the six months ended June 30, 2013, the fund purchased $10,585,714,000 of investment securities and sold $9,854,518,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,319,910,000 and $1,358,435,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	227,132	5,753	602,050	16,845
Issued in Lieu of Cash Distributions	17,022	430	41,832	1,150
Redeemed	(401,131)	(10,022)	(870,838)	(24,381)
Net Increase (Decrease)—Investor Shares	(156,977)	(3,839)	(226,956)	(6,386)
Admiral Shares
Issued	429,640	10,790	827,142	22,980
Issued in Lieu of Cash Distributions	36,643	926	78,877	2,167
Redeemed	(358,599)	(9,062)	(685,773)	(19,175)
Net Increase (Decrease)—Admiral Shares	107,684	2,654	220,246	5,972
Signal Shares
Issued	767,697	20,946	1,479,198	44,790
Issued in Lieu of Cash Distributions	21,365	583	41,899	1,242
Redeemed	(545,594)	(14,835)	(772,092)	(23,287)
Net Increase (Decrease)—Signal Shares	243,468	6,694	749,005	22,745
Institutional Shares
Issued	714,813	18,155	1,572,068	44,246
Issued in Lieu of Cash Distributions	36,975	934	80,278	2,205
Redeemed	(1,171,713)	(29,605)	(936,542)	(26,228)
Net Increase (Decrease)—Institutional Shares	(419,925)	(10,516)	715,804	20,223
ETF Shares
Issued	2,337,976	30,390	2,733,537	39,551
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,365,535)	(17,600)	(1,283,234)	(18,500)
Net Increase (Decrease)—ETF Shares	972,441	12,790	1,450,303	21,051

G. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

Value Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	2.38%	2.53%	2.53%	2.54%	2.53%

Portfolio Characteristics
		CRSP US	DJ U.S.
		Large	Total
		Cap	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	325	324	3,622
Median Market Cap	$65.0B	$65.0B	$38.5B
Price/Earnings Ratio	15.4x	15.6x	18.4x
Price/Book Ratio	1.9x	1.9x	2.3x
Return on Equity	15.4%	15.5%	16.4%
Earnings Growth Rate	4.8%	4.6%	10.7%
Dividend Yield	2.6%	2.6%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	32%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Value Index	Index
Basic Materials	3.6%	3.5%	2.9%
Consumer Goods	10.8	10.8	10.6
Consumer Services	7.2	7.2	13.4
Financials	22.2	22.3	18.9
Health Care	14.2	14.2	11.7
Industrials	12.1	12.1	12.8
Oil & Gas	12.7	12.7	9.6
Technology	6.8	6.8	14.2
Telecommunications	4.6	4.6	2.5
Utilities	5.8	5.8	3.4

Volatility Measures
		DJ U.S.
		Total
	Spliced	Market
	Value Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	0.94

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil & Gas	4.7%
Microsoft Corp.	Software	3.0
Johnson & Johnson	Pharmaceuticals	2.8
General Electric Co.	Diversified Industrials	2.8
Chevron Corp.	Integrated Oil & Gas	2.7
Wells Fargo & Co.	Banks	2.6
Procter & Gamble Co.	Nondurable
	Household Products	2.5
JPMorgan Chase & Co.	Banks	2.3
Berkshire Hathaway Inc. Reinsurance		2.3
AT&T Inc.	Fixed Line
	Telecommunications	2.2
Top Ten		27.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

29

Value Index Fund

Investment Focus

30

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	24.22%	6.76%	7.61%
Admiral Shares	11/13/2000	24.46	6.91	7.73
Signal Shares	6/4/2007	24.41	6.90	1.431
Institutional Shares	7/2/1998	24.43	6.94	7.77
ETF Shares	1/26/2004
Market Price		24.47	6.94	6.08[1]
Net Asset Value		24.42	6.90	6.08[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

31

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.5%)
EI du Pont de Nemours
& Co.	2,627,858	137,963
Dow Chemical Co.	3,453,304	111,093
Freeport-McMoRan
Copper & Gold Inc.	2,963,427	81,820
LyondellBasell
Industries NV Class A	1,150,037	76,201
PPG Industries Inc.	387,477	56,730
International Paper Co.	1,269,983	56,273
Air Products
& Chemicals Inc.	594,686	54,455
Mosaic Co.	805,434	43,340
Newmont Mining Corp.	1,405,453	42,093
Nucor Corp.	907,154	39,298
CF Industries
Holdings Inc.	169,172	29,013
Alcoa Inc.	3,052,831	23,873
Celanese Corp. Class A	455,751	20,418
Ashland Inc.	225,492	18,829
International Flavors
& Fragrances Inc.	232,593	17,482
Reliance Steel &
Aluminum Co.	208,844	13,692
Avery Dennison Corp.	282,811	12,093
Peabody Energy Corp.	772,461	11,309
Huntsman Corp.	552,708	9,153
CONSOL Energy Inc.	327,824	8,884
^ Cliffs Natural
Resources Inc.	219,460	3,566
		867,578
Consumer Goods (10.8%)
Procter & Gamble Co.	7,824,945	602,443
PepsiCo Inc.	4,414,952	361,099
Altria Group Inc.	5,734,686	200,657
Ford Motor Co.	11,021,174	170,498
Mondelez International
Inc. Class A	5,094,495	145,346

			Market
			Value
		Shares	($000)
	Kimberly-Clark Corp.	1,098,004	106,660
	Kraft Foods Group Inc.	1,697,140	94,819
	General Mills Inc.	1,840,440	89,317
*	General Motors Co.	2,354,688	78,435
	Johnson Controls Inc.	1,955,606	69,991
	Archer-Daniels-
	Midland Co.	1,881,434	63,799
	Kellogg Co.	839,961	53,951
	Reynolds American Inc.	938,078	45,375
	Delphi Automotive plc	892,493	45,240
	ConAgra Foods Inc.	1,189,880	41,563
	Genuine Parts Co.	420,208	32,806
	Clorox Co.	375,730	31,238
	Beam Inc.	458,855	28,958
	Bunge Ltd.	398,477	28,200
	Dr Pepper Snapple
	Group Inc.	581,870	26,725
	Coca-Cola Enterprises Inc.	743,131	26,128
	Campbell Soup Co.	581,007	26,023
	Avon Products Inc.	1,235,073	25,974
	Whirlpool Corp.	225,943	25,839
*	Constellation Brands Inc.
	Class A	439,641	22,914
	Newell Rubbermaid Inc.	822,749	21,597
	Tyson Foods Inc. Class A	813,052	20,879
*	TRW Automotive
	Holdings Corp.	308,445	20,493
	Molson Coors
	Brewing Co. Class B	405,473	19,406
	Activision Blizzard Inc.	1,280,748	18,263
	Energizer Holdings Inc.	177,646	17,855
	Lennar Corp. Class A	464,191	16,729
	Lear Corp.	263,787	15,949
	Hasbro Inc.	333,670	14,958
	DR Horton Inc.	414,816	8,827
	Hormel Foods Corp.	189,866	7,325
*	Smithfield Foods Inc.	198,193	6,491
	Lennar Corp. Class B	1,183	34
			2,632,804

32

Value Index Fund

			Market
			Value
		Shares	($000)
Consumer Services (7.2%)
	Wal-Mart Stores Inc.	4,677,466	348,424
	CVS Caremark Corp.	3,495,533	199,875
	Time Warner Inc.	2,528,255	146,184
	Target Corp.	1,831,972	126,150
	Lowe’s Cos. Inc.	3,061,687	125,223
	Walgreen Co.	2,434,517	107,606
	McKesson Corp.	646,866	74,066
	Sysco Corp.	1,694,292	57,877
	Macy’s Inc.	1,095,413	52,580
	Kroger Co.	1,410,465	48,717
	Omnicom Group Inc.	739,160	46,471
	Cardinal Health Inc.	975,814	46,058
*	Delta Air Lines Inc.	2,445,234	45,750
	Carnival Corp.	1,267,525	43,463
	AmerisourceBergen Corp.
	Class A	658,968	36,790
	Staples Inc.	1,895,273	30,059
*	United Continental
	Holdings Inc.	952,240	29,796
	Kohl’s Corp.	568,828	28,732
	Southwest Airlines Co.	2,061,897	26,578
	Best Buy Co. Inc.	775,270	21,188
	Darden Restaurants Inc.	369,491	18,652
	Interpublic Group
	of Cos. Inc.	1,222,321	17,785
	Safeway Inc.	690,786	16,344
*	Hertz Global Holdings Inc.	574,014	14,236
	Royal Caribbean
	Cruises Ltd.	377,196	12,576
	International Game
	Technology	747,150	12,485
	Dun & Bradstreet Corp.	113,939	11,103
	H&R Block Inc.	390,500	10,836
^,*	Sears Holdings Corp.	120,469	5,069
*	JC Penney Co. Inc.	202,867	3,465
			1,764,138
Financials (22.3%)
	Wells Fargo & Co.	15,121,242	624,054
	JPMorgan Chase & Co.	10,790,980	569,656
*	Berkshire Hathaway Inc.
	Class B	4,976,867	557,011
	Citigroup Inc.	8,253,051	395,899
	Bank of America Corp.	30,778,028	395,805
	US Bancorp	5,280,703	190,897
*	American International
	Group Inc.	4,214,883	188,405
	Goldman Sachs
	Group Inc.	1,178,054	178,181
	MetLife Inc.	2,500,912	114,442
	PNC Financial Services
	Group Inc.	1,511,394	110,211
	Capital One Financial
	Corp.	1,667,708	104,749
	Prudential Financial Inc.	1,324,699	96,743

			Market
			Value
		Shares	($000)
	Morgan Stanley	3,917,172	95,696
	Bank of New York
	Mellon Corp.	3,313,524	92,944
	Travelers Cos. Inc.	1,074,630	85,884
	State Street Corp.	1,236,889	80,658
	ACE Ltd.	873,980	78,204
	Aflac Inc.	1,331,045	77,360
	CME Group Inc.	905,547	68,803
	BB&T Corp.	2,003,240	67,870
	Discover Financial
	Services	1,400,070	66,699
	Allstate Corp.	1,337,912	64,380
	Chubb Corp.	739,899	62,632
	Aon plc	838,315	53,946
	SunTrust Banks Inc.	1,542,087	48,684
	Ameriprise Financial Inc.	575,260	46,527
	Fifth Third Bancorp	2,496,993	45,071
	Hartford Financial
	Services Group Inc.	1,301,495	40,242
	Loews Corp.	888,267	39,439
	Progressive Corp.	1,547,774	39,344
	Regions Financial Corp.	4,034,907	38,453
	M&T Bank Corp.	331,440	37,038
	Northern Trust Corp.	614,543	35,582
	Annaly Capital
	Management Inc.	2,704,478	33,995
	Principal Financial
	Group Inc.	837,559	31,367
	KeyCorp	2,627,788	29,011
	SLM Corp.	1,267,391	28,973
	NYSE Euronext	694,322	28,745
	Lincoln National Corp.	767,637	27,996
	Western Union Co.	1,590,420	27,212
*	CIT Group Inc.	574,501	26,789
	American Capital
	Agency Corp.	1,131,184	26,006
	XL Group plc Class A	826,986	25,074
	Unum Group	762,956	22,408
	Comerica Inc.	532,718	21,218
	Willis Group Holdings plc	499,321	20,362
	Cincinnati Financial Corp.	442,760	20,323
*	Markel Corp.	37,325	19,668
	Huntington
	Bancshares Inc.	2,402,724	18,933
*	Arch Capital Group Ltd.	360,838	18,551
	Torchmark Corp.	264,893	17,255
	TD Ameritrade
	Holding Corp.	706,121	17,152
	New York Community
	Bancorp Inc.	1,199,895	16,799
	Zions Bancorporation	527,588	15,237
	Everest Re Group Ltd.	114,024	14,625
	Reinsurance Group of
	America Inc. Class A	206,933	14,301

33

Value Index Fund

			Market
			Value
		Shares	($000)
	People’s United
	Financial Inc.	944,041	14,066
	PartnerRe Ltd.	155,254	14,060
	Axis Capital Holdings Ltd.	306,197	14,018
	First Republic Bank	355,165	13,667
	WR Berkley Corp.	311,824	12,741
	Hudson City Bancorp Inc.	1,362,497	12,480
	NASDAQ OMX Group Inc.	332,495	10,902
	Plum Creek Timber
	Co. Inc.	233,510	10,898
*	Alleghany Corp.	22,529	8,636
*	Realogy Holdings Corp.	167,208	8,033
	Assurant Inc.	110,566	5,629
	Legg Mason Inc.	168,902	5,238
*	ING US Inc.	181,411	4,909
*	Berkshire Hathaway Inc.
	Class A	14	2,360
			5,451,146
Health Care (14.2%)
	Johnson & Johnson	8,019,394	688,545
	Pfizer Inc.	19,098,398	534,946
	Merck & Co. Inc.	8,620,958	400,444
	Bristol-Myers Squibb Co.	4,689,415	209,570
	UnitedHealth Group Inc.	2,912,087	190,684
	Abbott Laboratories	4,450,503	155,234
	Medtronic Inc.	2,900,688	149,298
	Eli Lilly & Co.	2,902,608	142,576
	Baxter International Inc.	1,551,281	107,457
	AbbVie Inc.	2,260,639	93,455
	Thermo Fisher
	Scientific Inc.	1,024,701	86,720
	Covidien plc	1,343,176	84,405
	WellPoint Inc.	857,498	70,178
	Aetna Inc.	1,079,783	68,609
	Cigna Corp.	814,538	59,046
	Becton Dickinson
	and Co.	554,554	54,807
	Humana Inc.	449,553	37,933
	St. Jude Medical Inc.	808,928	36,911
*	Life Technologies Corp.	491,873	36,404
	Zimmer Holdings Inc.	480,587	36,015
*	Boston Scientific Corp.	3,851,419	35,703
*	Mylan Inc.	1,092,254	33,893
	HCA Holdings Inc.	763,738	27,540
	Quest Diagnostics Inc.	451,065	27,348
*	CareFusion Corp.	627,494	23,123
*	Hospira Inc.	473,927	18,156
	Universal Health
	Services Inc. Class B	259,927	17,405
*	Hologic Inc.	771,604	14,892
*	Forest Laboratories Inc.	344,152	14,110
	Patterson Cos. Inc.	227,320	8,547
*	Endo Health
	Solutions Inc.	160,822	5,917
	Zoetis Inc.	79,875	2,467
			3,472,338

			Market
			Value
		Shares	($000)
Industrials (12.1%)
	General Electric Co.	29,521,129	684,595
	United Technologies
	Corp.	2,624,552	243,926
	Honeywell
	International Inc.	2,246,182	178,212
	Caterpillar Inc.	1,877,655	154,888
	Emerson Electric Co.	2,052,295	111,932
	Boeing Co.	1,082,966	110,939
	Lockheed Martin Corp.	918,862	99,660
	Deere & Co.	1,107,773	90,006
	Eaton Corp. plc	1,350,657	88,887
	FedEx Corp.	859,384	84,718
	Illinois Tool Works Inc.	1,221,593	84,498
	General Dynamics Corp.	957,808	75,025
	CSX Corp.	2,917,572	67,658
	Norfolk Southern Corp.	899,518	65,350
	Raytheon Co.	926,707	61,274
	Northrop Grumman Corp.	671,349	55,588
	TE Connectivity Ltd.	1,185,925	54,007
	Waste Management Inc.	1,266,569	51,081
	Ingersoll-Rand plc	810,585	45,004
	Tyco International Ltd.	1,324,599	43,645
	Parker Hannifin Corp.	426,087	40,649
	Dover Corp.	488,399	37,929
	Xerox Corp.	3,330,101	30,204
	Fluor Corp.	464,543	27,552
	PACCAR Inc.	504,799	27,087
	Republic Services Inc.
	Class A	774,064	26,272
	Rockwell Collins Inc.	387,280	24,557
	L-3 Communications
	Holdings Inc.	243,969	20,918
*	Jacobs Engineering
	Group Inc.	354,647	19,552
	Vulcan Materials Co.	370,961	17,958
	Ball Corp.	426,230	17,706
	MeadWestvaco Corp.	504,637	17,213
*	Crown Holdings Inc.	412,102	16,950
	Joy Global Inc.	304,487	14,777
	Xylem Inc.	526,744	14,190
	Timken Co.	247,794	13,946
	KBR Inc.	423,535	13,765
	Sealed Air Corp.	561,298	13,443
	MDU Resources
	Group Inc.	513,972	13,317
	AGCO Corp.	264,772	13,289
*	Avnet Inc.	392,715	13,195
	Manpowergroup Inc.	221,022	12,112
*	Arrow Electronics Inc.	299,616	11,940
	Jabil Circuit Inc.	522,552	10,650
	SPX Corp.	126,184	9,083
*	Owens-Illinois Inc.	231,668	6,438
*	Owens Corning	161,876	6,326
	Gardner Denver Inc.	69,370	5,215

34

Value Index Fund

			Market
			Value
		Shares	($000)
	Allison Transmission
	Holdings Inc.	104,271	2,406
			2,949,532
Oil & Gas (12.6%)
	Exxon Mobil Corp.	12,694,492	1,146,947
	Chevron Corp.	5,534,458	654,948
	ConocoPhillips	3,490,633	211,183
	Occidental
	Petroleum Corp.	2,300,066	205,235
	Phillips 66	1,767,832	104,143
	Apache Corp.	1,118,706	93,781
	Marathon Oil Corp.	2,023,547	69,974
	Marathon
	Petroleum Corp.	927,190	65,886
	Baker Hughes Inc.	1,261,292	58,183
	Devon Energy Corp.	1,101,004	57,120
	Hess Corp.	832,982	55,385
	Valero Energy Corp.	1,556,934	54,135
	Halliburton Co.	1,263,834	52,727
	Chesapeake
	Energy Corp.	1,712,358	34,898
	Williams Cos. Inc.	974,385	31,638
	Murphy Oil Corp.	517,841	31,531
	HollyFrontier Corp.	579,814	24,805
	Tesoro Corp.	386,575	20,226
	OGE Energy Corp.	282,928	19,296
*	Denbury Resources Inc.	1,068,481	18,506
	Helmerich & Payne Inc.	288,543	18,020
	Cimarex Energy Co.	235,238	15,288
	Diamond Offshore
	Drilling Inc.	199,162	13,700
	Nabors Industries Ltd.	801,920	12,277
	Energen Corp.	206,938	10,815
*	Newfield Exploration Co.	194,181	4,639
*	Ultra Petroleum Corp.	205,264	4,068
			3,089,354
Technology (6.8%)
	Microsoft Corp.	21,458,219	740,952
	Cisco Systems Inc.	15,258,035	370,923
	Hewlett-Packard Co.	5,505,884	136,546
	Corning Inc.	4,211,162	59,925
	Dell Inc.	4,261,097	56,886
	Symantec Corp.	1,988,788	44,688
	Seagate Technology plc	869,982	39,001
	Western Digital Corp.	607,269	37,705
	CA Inc.	906,627	25,957
	Applied Materials Inc.	1,715,045	25,571
	Motorola Solutions Inc.	348,922	20,143
	Computer Sciences Corp.	428,848	18,771
*	Synopsys Inc.	438,066	15,661
	Harris Corp.	312,783	15,405
	SAIC Inc.	980,774	13,662
	Marvell Technology
	Group Ltd.	1,123,858	13,160
	Garmin Ltd.	336,260	12,159

			Market
			Value
		Shares	($000)
*	LSI Corp.	779,979	5,569
*	ON Semiconductor Corp.	636,868	5,146
			1,657,830
Telecommunications (4.6%)
	AT&T Inc.	15,359,916	543,741
	Verizon
	Communications Inc.	8,168,176	411,186
	CenturyLink Inc.	1,738,707	61,463
*	Sprint Nextel Corp.	8,616,023	60,485
^	Windstream Corp.	1,697,303	13,086
	T-Mobile US Inc.	515,762	12,796
^	Frontier
	Communications Corp.	2,825,120	11,442
			1,114,199
Utilities (5.7%)
	Duke Energy Corp.	2,014,786	135,998
	Southern Co.	2,484,858	109,657
	NextEra Energy Inc.	1,212,233	98,773
	Dominion Resources Inc.	1,649,179	93,706
	Exelon Corp.	2,443,352	75,451
	Spectra Energy Corp.	1,910,449	65,834
	American Electric
	Power Co. Inc.	1,387,585	62,136
	PG&E Corp.	1,262,285	57,724
	Sempra Energy	660,576	54,009
	PPL Corp.	1,690,968	51,169
	Consolidated Edison Inc.	836,103	48,753
	Public Service
	Enterprise Group Inc.	1,444,425	47,175
	Edison International	930,143	44,796
	FirstEnergy Corp.	1,193,943	44,582
	Xcel Energy Inc.	1,419,537	40,230
	Northeast Utilities	898,189	37,742
	Entergy Corp.	508,622	35,441
	DTE Energy Co.	496,395	33,263
	CenterPoint Energy Inc.	1,221,984	28,704
	Wisconsin Energy Corp.	652,902	26,762
	NiSource Inc.	889,860	25,485
	Ameren Corp.	692,587	23,853
	AES Corp.	1,811,413	21,719
	American Water
	Works Co. Inc.	507,255	20,914
	CMS Energy Corp.	761,621	20,693
	SCANA Corp.	358,224	17,589
	Pinnacle West
	Capital Corp.	313,846	17,409
	Alliant Energy Corp.	317,772	16,022
	Pepco Holdings Inc.	709,083	14,295
	Integrys Energy
	Group Inc.	226,793	13,274
	National Fuel Gas Co.	227,433	13,180
	TECO Energy Inc.	592,198	10,180
			1,406,518
Total Common Stocks
(Cost $22,095,777)			24,405,437

35

Value Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity
Fund, 0.127%	13,188,902	13,189

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.100%, 9/20/13	2,000	2,000
[5,6] Freddie Mac Discount Notes,
0.110%, 11/12/13	1,000	999
		2,999
Total Temporary Cash Investments
(Cost $16,188)		16,188
Total Investments (99.9%)
(Cost $22,111,965)		24,421,625
Other Assets and Liabilities (0.1%)
Other Assets		145,911
Liabilities[3]		(132,233)
		13,678
Net Assets (100%)		24,435,303

At June 30, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		22,569,754
Overdistributed Net Investment Income		(4,454)
Accumulated Net Realized Losses		(439,813)
Unrealized Appreciation (Depreciation)
Investment Securities		2,309,660
Futures Contracts		156
Net Assets		24,435,303

Amount
($000)
Investor Shares—Net Assets
Applicable to 61,437,769 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,623,062
Net Asset Value Per Share—
Investor Shares	$26.42

Admiral Shares—Net Assets
Applicable to 162,342,191 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,288,271
Net Asset Value Per Share—
Admiral Shares	$26.42

Signal Shares—Net Assets
Applicable to 91,127,956 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,504,775
Net Asset Value Per Share—
Signal Shares	$27.49

Institutional Shares—Net Assets
Applicable to 207,134,509 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,471,178
Net Asset Value Per Share—
Institutional Shares	$26.41

ETF Shares—Net Assets
Applicable to 155,771,568 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,548,017
Net Asset Value Per Share—
ETF Shares	$67.71

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,896,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $13,189,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,399,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	291,771
Interest[1]	22
Securities Lending	633
Total Income	292,426
Expenses
The Vanguard Group—Note B
Investment Advisory Services	664
Management and Administrative—Investor Shares	1,636
Management and Administrative—Admiral Shares	1,421
Management and Administrative—Signal Shares	690
Management and Administrative—Institutional Shares	1,253
Management and Administrative—ETF Shares	2,704
Marketing and Distribution—Investor Shares	185
Marketing and Distribution—Admiral Shares	280
Marketing and Distribution—Signal Shares	306
Marketing and Distribution—Institutional Shares	531
Marketing and Distribution—ETF Shares	1,064
Custodian Fees	183
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	37
Shareholders’ Reports—ETF Shares	131
Trustees’ Fees and Expenses	15
Total Expenses	11,158
Net Investment Income	281,268
Realized Net Gain (Loss)
Investment Securities Sold	1,210,740
Futures Contracts	1,205
Realized Net Gain (Loss)	1,211,945
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,698,524
Futures Contracts	156
Change in Unrealized Appreciation (Depreciation)	1,698,680
Net Increase (Decrease) in Net Assets Resulting from Operations	3,191,893
1 Interest income from an affiliated company of the fund was $18,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	281,268	482,329
Realized Net Gain (Loss)	1,211,945	583,872
Change in Unrealized Appreciation (Depreciation)	1,698,680	1,269,213
Net Increase (Decrease) in Net Assets Resulting from Operations	3,191,893	2,335,414
Distributions
Net Investment Income
Investor Shares	(17,797)	(40,486)
Admiral Shares	(48,135)	(95,460)
Signal Shares	(28,039)	(50,325)
Institutional Shares	(61,967)	(120,114)
ETF Shares	(113,265)	(176,096)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(269,203)	(482,481)
Capital Share Transactions
Investor Shares	(82,549)	(538,521)
Admiral Shares	206,986	49,830
Signal Shares	180,158	357,771
Institutional Shares	416,803	484,020
ETF Shares	2,363,073	1,327,951
Net Increase (Decrease) from Capital Share Transactions	3,084,471	1,681,051
Total Increase (Decrease)	6,007,161	3,533,984
Net Assets
Beginning of Period	18,428,142	14,894,158
End of Period[1]	24,435,303	18,428,142

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,454,000) and ($16,519,000).

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.93	$20.47	$20.79	$18.63	$16.08	$25.94
Investment Operations
Net Investment Income	.300	.595	.521	.459	.498	.660
Net Realized and Unrealized Gain (Loss)
on Investments	3.475	2.458	(.325)	2.163	2.561	(9.863)
Total from Investment Operations	3.775	3.053	.196	2.622	3.059	(9.203)
Distributions
Dividends from Net Investment Income	(.285)	(.593)	(.516)	(.462)	(.509)	(.657)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.285)	(.593)	(.516)	(.462)	(.509)	(.657)
Net Asset Value, End of Period	$26.42	$22.93	$20.47	$20.79	$18.63	$16.08

Total Return[1]	16.50%	15.00%	1.00%	14.28%	19.58%	-35.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,623	$1,482	$1,814	$2,317	$3,357	$2,618
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.26%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.71%	2.52%	2.43%	3.09%	3.14%
Portfolio Turnover Rate[2]	32%	22%	23%	27%	31%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.93	$20.47	$20.79	$18.63	$16.08	$25.94
Investment Operations
Net Investment Income	.319	.629	.551	.488	.517	.681
Net Realized and Unrealized Gain (Loss)
on Investments	3.474	2.458	(.325)	2.162	2.562	(9.863)
Total from Investment Operations	3.793	3.087	.226	2.650	3.079	(9.182)
Distributions
Dividends from Net Investment Income	(.303)	(.627)	(.546)	(.490)	(.529)	(.678)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.303)	(.627)	(.546)	(.490)	(.529)	(.678)
Net Asset Value, End of Period	$26.42	$22.93	$20.47	$20.79	$18.63	$16.08

Total Return[1]	16.58%	15.18%	1.14%	14.45%	19.72%	-35.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,288	$3,539	$3,116	$3,082	$1,421	$1,262
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.85%	2.66%	2.57%	3.21%	3.24%
Portfolio Turnover Rate[2]	32%	22%	23%	27%	31%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.86	$21.30	$21.63	$19.38	$16.73	$27.00
Investment Operations
Net Investment Income	.331	.654	.574	.508	.538	.710
Net Realized and Unrealized Gain (Loss)
on Investments	3.614	2.558	(.335)	2.252	2.663	(10.274)
Total from Investment Operations	3.945	3.212	.239	2.760	3.201	(9.564)
Distributions
Dividends from Net Investment Income	(.315)	(.652)	(.569)	(.510)	(.551)	(.706)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.315)	(.652)	(.569)	(.510)	(.551)	(.706)
Net Asset Value, End of Period	$27.49	$23.86	$21.30	$21.63	$19.38	$16.73

Total Return	16.58%	15.18%	1.16%	14.46%	19.70%	-35.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,505	$2,011	$1,467	$1,018	$907	$638
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.85%	2.66%	2.57%	3.21%	3.24%
Portfolio Turnover Rate[1]	32%	22%	23%	27%	31%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.93	$20.47	$20.79	$18.63	$16.08	$25.94
Investment Operations
Net Investment Income	.321	.633	.556	.496	.527	.690
Net Realized and Unrealized Gain (Loss)
on Investments	3.465	2.458	(.325)	2.162	2.562	(9.864)
Total from Investment Operations	3.786	3.091	.231	2.658	3.089	(9.174)
Distributions
Dividends from Net Investment Income	(.306)	(.631)	(.551)	(.498)	(.539)	(.686)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.306)	(.631)	(.551)	(.498)	(.539)	(.686)
Net Asset Value, End of Period	$26.41	$22.93	$20.47	$20.79	$18.63	$16.08

Total Return	16.55%	15.20%	1.17%	14.49%	19.79%	-35.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,471	$4,369	$3,449	$3,450	$2,812	$1,992
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.87%	2.68%	2.61%	3.27%	3.28%
Portfolio Turnover Rate[1]	32%	22%	23%	27%	31%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$58.79	$52.48	$53.29	$47.75	$41.21	$66.51
Investment Operations
Net Investment Income	.820	1.613	1.414	1.252	1.324	1.754
Net Realized and Unrealized Gain (Loss)
on Investments	8.879	6.305	(.821)	5.545	6.573	(25.311)
Total from Investment Operations	9.699	7.918	.593	6.797	7.897	(23.557)
Distributions
Dividends from Net Investment Income	(.779)	(1.608)	(1.403)	(1.257)	(1.357)	(1.743)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.779)	(1.608)	(1.403)	(1.257)	(1.357)	(1.743)
Net Asset Value, End of Period	$67.71	$58.79	$52.48	$53.29	$47.75	$41.21

Total Return	16.54%	15.19%	1.16%	14.45%	19.72%	-35.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,548	$7,027	$5,049	$4,330	$3,145	$2,165
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.85%	2.66%	2.57%	3.21%	3.25%
Portfolio Turnover Rate[1]	32%	22%	23%	27%	31%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Prime Market Value Index to the CRSP US Large Cap Value Index. The benchmark change was effective on April 17, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength

44

Value Index Fund

of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

45

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $2,948,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,405,437	—	—
Temporary Cash Investments	13,189	2,999	—
Futures Contracts—Liabilities[1]	(122)	—	—
Total	24,418,504	2,999	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2013	335	26,788	156

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

46

Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized $125,746,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

For tax purposes, at December 31, 2012, the fund had available capital losses totaling $1,525,636,000 to offset future net capital gains. Of this amount, $1,518,501,000 is subject to expiration on December 31, 2017. Capital losses of $7,135,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $22,111,965,000. Net unrealized appreciation of investment securities for tax purposes was $2,309,660,000, consisting of unrealized gains of $3,234,982,000 on securities that had risen in value since their purchase and $925,322,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $8,644,213,000 of investment securities and sold $5,569,565,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,738,588,000 and $411,884,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

47

Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	137,475	5,378	263,810	11,888
Issued in Lieu of Cash Distributions	16,182	630	38,404	1,711
Redeemed	(236,206)	(9,183)	(840,735)	(37,593)
Net Increase (Decrease)—Investor Shares	(82,549)	(3,175)	(538,521)	(23,994)
Admiral Shares
Issued	368,825	14,350	398,762	17,922
Issued in Lieu of Cash Distributions	42,832	1,667	84,832	3,775
Redeemed	(204,671)	(8,027)	(433,764)	(19,522)
Net Increase (Decrease)—Admiral Shares	206,986	7,990	49,830	2,175
Signal Shares
Issued	429,481	16,165	740,791	32,096
Issued in Lieu of Cash Distributions	23,400	875	41,738	1,783
Redeemed	(272,723)	(10,193)	(424,758)	(18,449)
Net Increase (Decrease)—Signal Shares	180,158	6,847	357,771	15,430
Institutional Shares
Issued	751,171	29,674	1,186,579	53,648
Issued in Lieu of Cash Distributions	59,583	2,319	114,935	5,113
Redeemed	(393,951)	(15,376)	(817,494)	(36,688)
Net Increase (Decrease)—Institutional Shares	416,803	16,617	484,020	22,073
ETF Shares
Issued	2,780,072	42,737	3,242,989	57,134
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(416,999)	(6,500)	(1,915,038)	(33,800)
Net Increase (Decrease)—ETF Shares	2,363,073	36,237	1,327,951	23,334

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

48

Large-Cap Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.91%	2.06%	2.06%	2.07%	2.06%

Portfolio Characteristics
			DJ U.S.
		CRSP US	Total
		Large	Market
		Cap	FA
	Fund	Index	Index
Number of Stocks	644	644	3,622
Median Market Cap	$53.8B	$53.8B	$38.5B
Price/Earnings Ratio	17.6x	17.7x	18.4x
Price/Book Ratio	2.4x	2.4x	2.3x
Return on Equity	17.7%	17.5%	16.4%
Earnings Growth Rate	10.8%	10.7%	10.7%
Dividend Yield	2.1%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Basic Materials	2.7%	2.7%	2.9%
Consumer Goods	10.8	10.8	10.6
Consumer Services	13.3	13.3	13.4
Financials	17.8	18.0	18.9
Health Care	11.9	11.9	11.7
Industrials	11.9	11.9	12.8
Oil & Gas	10.3	10.2	9.6
Technology	15.1	15.0	14.2
Telecommunications	2.8	2.8	2.5
Utilities	3.4	3.4	3.4

Volatility Measures
		DJ U.S.
	Spliced	Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil & Gas	2.6%
Apple Inc.	Computer Hardware	2.4
Microsoft Corp.	Software	1.7
Johnson & Johnson	Pharmaceuticals	1.6
General Electric Co.	Diversified Industrials	1.6
Google Inc.	Internet	1.6
Chevron Corp.	Integrated Oil & Gas	1.5
Wells Fargo & Co.	Banks	1.4
International Business
Machines Corp.	Computer Services	1.4
Procter & Gamble Co.	Nondurable
	Household Products	1.4
Top Ten		17.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

49

Large-Cap Index Fund

Investment Focus

50

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004, Through June 30, 2013
For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	1/30/2004	20.63%	6.93%	6.22%
Admiral Shares	2/2/2004	20.81	7.07	6.31
Signal Shares	8/30/2007	20.78	7.07	4.23
Institutional Shares	6/30/2005	20.82	7.10	6.36
ETF Shares	1/27/2004
Market Price		20.78	7.08	6.22
Net Asset Value		20.81	7.07	6.22

See Financial Highlights for dividend and capital gains information.

51

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.7%)
EI du Pont de Nemours
& Co.	429,045	22,525
Dow Chemical Co.	563,715	18,135
Praxair Inc.	137,888	15,879
Freeport-McMoRan
Copper & Gold Inc.	483,854	13,359
LyondellBasell
Industries NV Class A	187,772	12,442
Ecolab Inc.	124,196	10,580
PPG Industries Inc.	63,287	9,266
International Paper Co.	207,374	9,189
Air Products &
Chemicals Inc.	97,173	8,898
Mosaic Co.	131,584	7,081
Newmont Mining Corp.	229,227	6,865
Nucor Corp.	147,943	6,409
Eastman Chemical Co.	72,165	5,052
CF Industries Holdings Inc.	27,648	4,742
Sigma-Aldrich Corp.	56,013	4,501
Alcoa Inc.	497,889	3,894
FMC Corp.	63,327	3,867
Celanese Corp. Class A	74,508	3,338
Ashland Inc.	36,747	3,068
Airgas Inc.	30,795	2,940
CONSOL Energy Inc.	106,383	2,883
International Flavors &
Fragrances Inc.	38,012	2,857
* WR Grace & Co.	33,724	2,834
Albemarle Corp.	40,971	2,552
Reliance Steel &
Aluminum Co.	33,818	2,217
Avery Dennison Corp.	46,522	1,989
Peabody Energy Corp.	125,820	1,842
Huntsman Corp.	90,003	1,490
Cliffs Natural
Resources Inc.	36,283	590
		191,284

			Market
			Value
		Shares	($000)
Consumer Goods (10.8%)
	Procter & Gamble Co.	1,277,756	98,374
	Coca-Cola Co.	1,868,732	74,955
	Philip Morris
	International Inc.	724,339	62,742
	PepsiCo Inc.	721,010	58,971
	Altria Group Inc.	936,128	32,755
	Ford Motor Co.	1,799,138	27,833
	Colgate-Palmolive Co.	434,782	24,909
	Monsanto Co.	248,789	24,580
	Mondelez International
	Inc. Class A	831,652	23,727
	NIKE Inc. Class B	333,596	21,243
	Kimberly-Clark Corp.	179,218	17,409
	Kraft Foods Group Inc.	277,132	15,483
	General Mills Inc.	300,448	14,581
*	General Motors Co.	384,208	12,798
	Johnson Controls Inc.	319,328	11,429
	Archer-Daniels-
	Midland Co.	307,248	10,419
	Kellogg Co.	137,178	8,811
	VF Corp.	40,883	7,893
	Lorillard Inc.	176,152	7,694
	Coach Inc.	131,073	7,483
	Mead Johnson
	Nutrition Co.	94,421	7,481
	Delphi Automotive plc	145,844	7,393
	Reynolds American Inc.	152,825	7,392
	Estee Lauder Cos.
	Inc. Class A	111,218	7,315
	Mattel Inc.	161,069	7,298
	ConAgra Foods Inc.	194,036	6,778
	Hershey Co.	68,580	6,123
	Stanley Black &
	Decker Inc.	75,497	5,836
	Harley-Davidson Inc.	104,358	5,721
	Genuine Parts Co.	68,511	5,349
	Clorox Co.	61,268	5,094
	Ralph Lauren Corp.
	Class A	28,514	4,954

52

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	JM Smucker Co.	47,559	4,906
	Beam Inc.	75,027	4,735
	PVH Corp.	37,765	4,722
*	BorgWarner Inc.	53,887	4,642
	Bunge Ltd.	64,987	4,599
	Dr Pepper Snapple
	Group Inc.	94,965	4,362
	Coca-Cola
	Enterprises Inc.	121,146	4,259
	Campbell Soup Co.	94,706	4,242
	Avon Products Inc.	201,657	4,241
	Whirlpool Corp.	36,946	4,225
*	Green Mountain
	Coffee Roasters Inc.	55,537	4,169
*	Monster Beverage Corp.	65,663	3,990
	Church & Dwight Co. Inc.	64,314	3,969
*	Constellation Brands Inc.
	Class A	71,690	3,736
	McCormick & Co. Inc.	52,979	3,727
*	Tesla Motors Inc.	33,079	3,554
	Newell Rubbermaid Inc.	134,707	3,536
	Tyson Foods Inc. Class A	133,028	3,416
*	TRW Automotive
	Holdings Corp.	50,302	3,342
	Brown-Forman Corp.
	Class B	48,056	3,246
*	LKQ Corp.	125,500	3,232
	Molson Coors
	Brewing Co. Class B	66,095	3,163
*	Electronic Arts Inc.	134,433	3,088
*	Lululemon Athletica Inc.	47,080	3,085
*	PulteGroup Inc.	162,365	3,080
*	Mohawk Industries Inc.	27,120	3,051
	Activision Blizzard Inc.	208,899	2,979
	Energizer Holdings Inc.	29,112	2,926
	DR Horton Inc.	135,609	2,886
	Lennar Corp. Class A	74,930	2,700
	Lear Corp.	43,198	2,612
	Hasbro Inc.	54,495	2,443
*	Fossil Group Inc.	23,286	2,406
	Hormel Foods Corp.	61,966	2,391
*	WABCO Holdings Inc.	29,082	2,172
*	NVR Inc.	2,085	1,922
	Herbalife Ltd.	38,413	1,734
*	Smithfield Foods Inc.	32,483	1,064
*	Coty Inc. Class A	27,022	464
	Lennar Corp. Class B	975	28
			769,867
Consumer Services (13.3%)
	Wal-Mart Stores Inc.	763,828	56,898
	Home Depot Inc.	681,005	52,757
	Walt Disney Co.	755,633	47,718
*	Amazon.com Inc.	169,787	47,148
	McDonald’s Corp.	467,264	46,259
	Comcast Corp. Class A	932,319	39,046

			Market
			Value
		Shares	($000)
	CVS Caremark Corp.	570,677	32,631
	News Corp. Class A	864,251	28,175
*	eBay Inc.	544,436	28,158
	Time Warner Inc.	412,717	23,863
	Costco Wholesale Corp.	203,507	22,502
	Starbucks Corp.	331,494	21,710
	Target Corp.	299,094	20,596
	Lowe’s Cos. Inc.	499,876	20,445
*	priceline.com Inc.	24,046	19,889
	Walgreen Co.	397,461	17,568
	TJX Cos. Inc.	318,678	15,953
	Time Warner Cable Inc.	135,607	15,253
*	DIRECTV	247,349	15,242
	Yum! Brands Inc.	209,711	14,541
	Viacom Inc. Class B	206,046	14,021
	CBS Corp. Class B	266,676	13,032
	McKesson Corp.	105,705	12,103
	Comcast Corp.	290,948	11,542
	Sysco Corp.	276,725	9,453
	Las Vegas Sands Corp.	173,099	9,162
	Whole Foods Market Inc.	172,992	8,906
	Macy’s Inc.	178,916	8,588
	Kroger Co.	230,383	7,957
	Omnicom Group Inc.	120,550	7,579
	Cardinal Health Inc.	159,157	7,512
*	Delta Air Lines Inc.	398,797	7,462
	Carnival Corp.	207,057	7,100
*	Liberty Global plc
	Class A	93,511	6,927
*	Dollar General Corp.	137,183	6,918
*	Bed Bath & Beyond Inc.	96,854	6,867
*	AutoZone Inc.	15,956	6,760
	Ross Stores Inc.	97,204	6,300
	AmerisourceBergen Corp.
	Class A	107,464	6,000
	Starwood Hotels &
	Resorts Worldwide Inc.	90,720	5,733
	L Brands Inc.	114,522	5,640
*	O’Reilly Automotive Inc.	48,999	5,518
	Gap Inc.	129,919	5,422
*	Liberty Interactive Corp.
	Class A	233,079	5,363
*	Discovery
	Communications Inc.
	Class A	68,088	5,257
*	Netflix Inc.	24,829	5,241
*	Chipotle Mexican Grill Inc.
	Class A	14,384	5,241
*	Liberty Media Corp.
	Class A	41,296	5,235
*	Dollar Tree Inc.	99,261	5,046
	Sirius XM Radio Inc.	1,485,763	4,977
	Staples Inc.	309,031	4,901
*	United Continental
	Holdings Inc.	155,406	4,863

53

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	CarMax Inc.	104,761	4,836
	Wynn Resorts Ltd.	37,703	4,826
*	Liberty Global plc	69,877	4,744
	Kohl’s Corp.	93,052	4,700
*	Hertz Global Holdings Inc.	186,294	4,620
	Southwest Airlines Co.	336,299	4,335
	Nordstrom Inc.	68,509	4,106
	DISH Network Corp.
	Class A	95,600	4,065
*	Charter Communications
	Inc. Class A	30,662	3,798
	Marriott International Inc.
	Class A	93,270	3,765
	Tiffany & Co.	50,625	3,688
	Wyndham Worldwide Corp.	63,396	3,628
	Nielsen Holdings NV	104,735	3,518
	H&R Block Inc.	126,693	3,516
	Best Buy Co. Inc.	126,485	3,457
	Tractor Supply Co.	29,246	3,440
	PetSmart Inc.	48,267	3,233
	Darden Restaurants Inc.	60,539	3,056
	Expedia Inc.	48,539	2,920
	Interpublic Group of Cos.
	Inc.	200,221	2,913
*	Discovery
	Communications Inc.	40,850	2,846
	Family Dollar Stores Inc.	45,588	2,841
*	Ulta Salon Cosmetics
	& Fragrance Inc.	28,208	2,825
	Advance Auto Parts Inc.	33,995	2,759
*	IHS Inc. Class A	26,024	2,716
	Safeway Inc.	112,684	2,666
	Signet Jewelers Ltd.	37,764	2,546
*	MGM Resorts International	171,373	2,533
	Scripps Networks
	Interactive Inc. Class A	36,971	2,468
	Williams-Sonoma Inc.	38,896	2,174
*	Urban Outfitters Inc.	51,509	2,072
	Royal Caribbean
	Cruises Ltd.	61,427	2,048
	International Game
	Technology	121,661	2,033
	FactSet Research
	Systems Inc.	19,496	1,987
	Dun & Bradstreet Corp.	18,567	1,809
*	AutoNation Inc.	39,756	1,725
*	TripAdvisor Inc.	25,958	1,580
	News Corp. Class B	47,021	1,543
*	JC Penney Co. Inc.	66,782	1,141
	Burger King Worldwide Inc.	49,183	960
*	Sears Holdings Corp.	19,964	840
	Abercrombie & Fitch Co.	18,327	829
*	Norwegian Cruise Line
	Holdings Ltd.	14,314	434

			Market
			Value
		Shares	($000)
*	Hyatt Hotels Corp.
	Class A	10,697	432
	CBS Corp. Class A	4,869	238
	Viacom Inc. Class A	975	67
			942,254
Financials (17.9%)
	Wells Fargo & Co.	2,469,101	101,900
	JPMorgan Chase & Co.	1,762,018	93,017
*	Berkshire Hathaway Inc.
	Class B	807,089	90,329
	Citigroup Inc.	1,347,642	64,646
	Bank of America Corp.	5,025,704	64,631
	Visa Inc. Class A	241,481	44,131
	American Express Co.	512,045	38,280
	US Bancorp	862,076	31,164
*	American International
	Group Inc.	688,065	30,756
	Goldman Sachs Group Inc.	192,421	29,104
	Mastercard Inc. Class A	49,026	28,165
	Simon Property Group Inc.	144,644	22,842
	MetLife Inc.	408,295	18,684
	PNC Financial
	Services Group Inc.	246,787	17,996
	Capital One Financial Corp.	272,244	17,100
	Prudential Financial Inc.	216,327	15,798
	Morgan Stanley	639,532	15,624
	Bank of New York Mellon
	Corp.	540,954	15,174
	Travelers Cos. Inc.	175,520	14,028
	American Tower
	Corporation	184,340	13,488
	State Street Corp.	201,953	13,169
	BlackRock Inc.	51,112	13,128
	ACE Ltd.	142,692	12,768
	Aflac Inc.	217,358	12,633
	CME Group Inc.	147,851	11,234
	BB&T Corp.	327,098	11,082
	Discover Financial
	Services	228,595	10,890
	Charles Schwab Corp.	507,324	10,770
	Allstate Corp.	218,434	10,511
	Public Storage	68,102	10,442
	Marsh & McLennan Cos.
	Inc.	256,574	10,242
	Chubb Corp.	120,813	10,227
	HCP Inc.	211,852	9,627
	Ventas Inc.	136,679	9,494
	Equity Residential	159,518	9,262
	Aon plc	136,898	8,809
	Health Care REIT Inc.	131,317	8,802
	Prologis Inc.	232,365	8,765
	Franklin Resources Inc.	64,428	8,763
	T. Rowe Price Group Inc.	114,827	8,400
	SunTrust Banks Inc.	251,497	7,940

54

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	AvalonBay
	Communities Inc.	57,328	7,734
	Weyerhaeuser Co.	268,946	7,662
	Ameriprise Financial Inc.	94,019	7,604
	Boston Properties Inc.	70,791	7,466
	Fifth Third Bancorp	407,878	7,362
	McGraw Hill Financial Inc.	127,872	6,802
	Invesco Ltd.	207,041	6,584
	Hartford Financial
	Services Group Inc.	212,245	6,563
	Vornado Realty Trust	78,471	6,501
	Loews Corp.	144,878	6,433
	Progressive Corp.	252,349	6,415
	Moody’s Corp.	103,766	6,322
	Regions Financial Corp.	658,057	6,271
	M&T Bank Corp.	54,220	6,059
*	IntercontinentalExchange
	Inc.	33,956	6,036
	Host Hotels & Resorts Inc.	347,042	5,855
	Northern Trust Corp.	100,368	5,811
	Annaly Capital
	Management Inc.	441,109	5,545
	General Growth
	Properties Inc.	270,055	5,366
	Principal Financial
	Group Inc.	136,525	5,113
	KeyCorp	428,508	4,731
	SLM Corp.	206,815	4,728
	NYSE Euronext	113,196	4,686
	Lincoln National Corp.	124,928	4,556
	Western Union Co.	259,354	4,438
*	CIT Group Inc.	93,681	4,368
	American Capital
	Agency Corp.	185,081	4,255
	XL Group plc Class A	135,270	4,101
*	Affiliated Managers
	Group Inc.	24,660	4,043
	Macerich Co.	63,958	3,900
	Kimco Realty Corp.	180,740	3,873
	Realty Income Corp.	91,305	3,828
	Leucadia National Corp.	144,058	3,777
	SL Green Realty Corp.	42,707	3,766
	Unum Group	124,659	3,661
	Digital Realty Trust Inc.	60,015	3,661
	Plum Creek Timber Co. Inc.	75,777	3,537
	Comerica Inc.	87,190	3,473
	Cincinnati Financial Corp.	72,375	3,322
	Willis Group Holdings plc	81,446	3,321
	Equifax Inc.	56,093	3,306
	Rayonier Inc.	58,921	3,264
*	Markel Corp.	6,085	3,206
	Federal Realty
	Investment Trust	30,344	3,146
	Huntington Bancshares Inc.	391,919	3,088
*	CBRE Group Inc. Class A	131,499	3,072

			Market
			Value
		Shares	($000)
*	Arch Capital Group Ltd.	59,088	3,038
	UDR Inc.	117,245	2,989
	Essex Property Trust Inc.	17,722	2,816
	Torchmark Corp.	43,202	2,814
	TD Ameritrade Holding
	Corp.	115,778	2,812
	New York Community
	Bancorp Inc.	195,704	2,740
	Camden Property Trust	39,439	2,727
*	Realogy Holdings Corp.	54,431	2,615
	Raymond James
	Financial Inc.	58,805	2,527
	Zions Bancorporation	86,175	2,489
	Everest Re Group Ltd.	18,655	2,393
	Reinsurance Group of
	America Inc. Class A	33,839	2,339
	People’s United
	Financial Inc.	154,416	2,301
	PartnerRe Ltd.	25,400	2,300
	Axis Capital Holdings Ltd.	50,071	2,292
	First Republic Bank	58,211	2,240
	Alexandria Real Estate
	Equities Inc.	32,707	2,149
	WR Berkley Corp.	50,847	2,078
	SEI Investments Co.	72,429	2,059
	Hudson City Bancorp Inc.	222,058	2,034
*	MSCI Inc. Class A	56,273	1,872
	Jones Lang LaSalle Inc.	20,485	1,867
	NASDAQ OMX Group Inc.	54,199	1,777
	Lazard Ltd. Class A	53,700	1,726
	Legg Mason Inc.	55,513	1,721
*	Alleghany Corp.	3,735	1,432
	LPL Financial Holdings Inc.	32,450	1,225
*	Berkshire Hathaway Inc.
	Class A	6	1,012
	Assurant Inc.	17,917	912
*	ING US Inc.	30,065	814
			1,276,536
Health Care (11.9%)
	Johnson & Johnson	1,309,541	112,437
	Pfizer Inc.	3,118,778	87,357
	Merck & Co. Inc.	1,407,738	65,389
*	Gilead Sciences Inc.	711,168	36,419
	Amgen Inc.	349,554	34,487
	Bristol-Myers Squibb Co.	765,782	34,223
	UnitedHealth Group Inc.	475,505	31,136
	AbbVie Inc.	738,072	30,512
	Abbott Laboratories	726,499	25,340
	Medtronic Inc.	473,646	24,379
*	Biogen Idec Inc.	110,684	23,819
*	Express Scripts Holding
	Co.	382,219	23,579
	Eli Lilly & Co.	473,872	23,277
*	Celgene Corp.	194,400	22,727
	Baxter International Inc.	253,275	17,544

55

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Thermo Fisher Scientific
	Inc.	167,303	14,159
	Covidien plc	219,285	13,780
	Allergan Inc.	143,322	12,073
	WellPoint Inc.	140,031	11,460
	Aetna Inc.	176,363	11,206
	Cigna Corp.	133,006	9,642
*	Intuitive Surgical Inc.	18,725	9,486
	Becton Dickinson and Co.	90,586	8,953
	Stryker Corp.	132,028	8,540
*	Alexion Pharmaceuticals
	Inc.	90,869	8,382
*	Vertex Pharmaceuticals
	Inc.	103,229	8,245
*	Regeneron
	Pharmaceuticals Inc.	35,725	8,034
*	Actavis Inc.	59,128	7,463
	Zoetis Inc.	232,619	7,186
	Humana Inc.	73,479	6,200
	St. Jude Medical Inc.	131,939	6,020
*	Life Technologies Corp.	80,225	5,938
	Zimmer Holdings Inc.	78,543	5,886
*	Boston Scientific Corp.	628,120	5,823
*	DaVita HealthCare
	Partners Inc.	46,896	5,665
*	Mylan Inc.	178,123	5,527
	Perrigo Co.	41,645	5,039
*	Forest Laboratories Inc.	111,702	4,580
	HCA Holdings Inc.	124,610	4,493
	Quest Diagnostics Inc.	73,781	4,473
*	Illumina Inc.	58,047	4,344
*	Laboratory Corp. of
	America Holdings	43,381	4,342
	CR Bard Inc.	37,474	4,073
*	Henry Schein Inc.	40,702	3,897
*	Waters Corp.	37,961	3,798
*	CareFusion Corp.	102,633	3,782
*	BioMarin Pharmaceutical
	Inc.	64,699	3,610
*	Edwards Lifesciences Corp.	52,773	3,546
*	Varian Medical Systems Inc.	50,581	3,412
	ResMed Inc.	66,522	3,002
*	Hospira Inc.	77,380	2,964
	Universal Health Services
	Inc. Class B	42,162	2,823
	DENTSPLY International
	Inc.	66,956	2,743
*	Hologic Inc.	125,875	2,429
*	IDEXX Laboratories Inc.	25,218	2,264
	Patterson Cos. Inc.	37,157	1,397
*	Endo Health Solutions Inc.	26,280	967
*	Quintiles Transnational
	Holdings Inc.	12,112	516
			844,787

			Market
			Value
		Shares	($000)
Industrials (11.8%)
	General Electric Co.	4,820,382	111,785
	United Technologies
	Corp.	428,632	39,837
	Boeing Co.	353,631	36,226
	3M Co.	321,735	35,182
	Union Pacific Corp.	217,703	33,587
	United Parcel Service Inc.
	Class B	337,789	29,212
	Honeywell International
	Inc.	366,760	29,099
	Caterpillar Inc.	306,555	25,288
	Accenture plc Class A	303,066	21,809
	Emerson Electric Co.	335,071	18,275
	Danaher Corp.	274,425	17,371
	Lockheed Martin Corp.	150,047	16,274
	Automatic Data
	Processing Inc.	226,188	15,575
	Precision Castparts Corp.	68,199	15,414
	Deere & Co.	180,864	14,695
	Eaton Corp. plc	220,519	14,512
	FedEx Corp.	140,324	13,833
	Illinois Tool Works Inc.	199,478	13,798
	General Dynamics Corp.	156,420	12,252
	CSX Corp.	476,421	11,048
	Norfolk Southern Corp.	146,853	10,669
	Raytheon Co.	151,292	10,003
	Cummins Inc.	88,505	9,599
	Northrop Grumman Corp.	109,661	9,080
	PACCAR Inc.	164,921	8,850
	TE Connectivity Ltd.	193,681	8,820
	Waste Management Inc.	206,588	8,332
*	LinkedIn Corp. Class A	42,745	7,621
	Ingersoll-Rand plc	132,439	7,353
	Sherwin-Williams Co.	40,882	7,220
	Tyco International Ltd.	216,048	7,119
	WW Grainger Inc.	27,523	6,941
	Agilent Technologies Inc.	160,642	6,869
	Parker Hannifin Corp.	69,484	6,629
	Dover Corp.	79,645	6,185
	Amphenol Corp. Class A	74,526	5,809
	Roper Industries Inc.	46,100	5,727
	Fastenal Co.	124,305	5,699
	Paychex Inc.	152,698	5,576
	Pentair Ltd.	95,120	5,487
	Kansas City Southern	51,462	5,453
*	Fiserv Inc.	62,000	5,419
	Rockwell Automation Inc.	65,148	5,416
	Fidelity National
	Information Services Inc.	122,780	5,260
	Xerox Corp.	543,062	4,926
	AMETEK Inc.	113,389	4,796
	Fluor Corp.	75,807	4,496
*	Stericycle Inc.	40,320	4,453

56

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Republic Services Inc.
	Class A	126,305	4,287
*	Verisk Analytics Inc.
	Class A	70,478	4,208
	CH Robinson
	Worldwide Inc.	74,690	4,206
	Rockwell Collins Inc.	63,344	4,017
*	Alliance Data
	Systems Corp.	21,735	3,935
	ADT Corp.	96,695	3,853
	Expeditors International
	of Washington Inc.	96,129	3,654
	Flowserve Corp.	66,699	3,602
	Pall Corp.	52,141	3,464
	TransDigm Group Inc.	21,983	3,446
	L-3 Communications
	Holdings Inc.	39,911	3,422
	Textron Inc.	129,300	3,368
	Masco Corp.	166,790	3,251
*	Jacobs Engineering Group
	Inc.	57,850	3,189
*	Trimble Navigation Ltd.	119,532	3,109
	JB Hunt Transport
	Services Inc.	41,006	2,962
	Vulcan Materials Co.	60,685	2,938
	Ball Corp.	69,474	2,886
*	Mettler-Toledo
	International Inc.	14,092	2,835
	MeadWestvaco Corp.	82,630	2,818
*	Crown Holdings Inc.	67,251	2,766
*	Quanta Services Inc.	97,946	2,592
	Donaldson Co. Inc.	68,715	2,450
	Hubbell Inc. Class B	24,424	2,418
	Joy Global Inc.	49,453	2,400
	Xylem Inc.	86,492	2,330
	Timken Co.	40,443	2,276
	KBR Inc.	69,131	2,247
	Cintas Corp.	48,631	2,215
	Sealed Air Corp.	91,522	2,192
	MDU Resources Group Inc.	83,747	2,170
	AGCO Corp.	43,226	2,169
*	Avnet Inc.	64,064	2,153
	Iron Mountain Inc.	80,265	2,136
	Martin Marietta
	Materials Inc.	21,355	2,102
*	Owens Corning	52,796	2,063
	Robert Half
	International Inc.	62,005	2,060
*	Sensata Technologies
	Holding NV	57,324	2,001
	Manpowergroup Inc.	36,125	1,980
*	Arrow Electronics Inc.	48,867	1,947
	FLIR Systems Inc.	66,223	1,786
	Jabil Circuit Inc.	85,268	1,738
	Rock Tenn Co. Class A	16,826	1,681

			Market
			Value
		Shares	($000)
	SPX Corp.	20,671	1,488
	National Instruments Corp.	46,200	1,291
*	FleetCor Technologies Inc.	15,231	1,238
	Molex Inc. Class A	47,824	1,189
*	Owens-Illinois Inc.	38,399	1,067
	Gardner Denver Inc.	11,596	872
	Molex Inc.	15,628	458
	Allison Transmission
	Holdings Inc.	17,334	400
			842,204
Oil & Gas (10.2%)
	Exxon Mobil Corp.	2,072,852	187,282
	Chevron Corp.	903,725	106,947
	Schlumberger Ltd.	619,772	44,413
	ConocoPhillips	569,887	34,478
	Occidental Petroleum
	Corp.	375,529	33,509
	Anadarko Petroleum Corp.	233,824	20,093
	Halliburton Co.	412,738	17,219
	Phillips 66	288,684	17,006
	EOG Resources Inc.	126,889	16,709
	Apache Corp.	182,706	15,316
	National Oilwell Varco Inc.	199,133	13,720
	Kinder Morgan Inc.	313,845	11,973
	Marathon Oil Corp.	330,430	11,426
	Marathon Petroleum Corp.	151,382	10,757
	Williams Cos. Inc.	318,264	10,334
	Noble Energy Inc.	167,216	10,040
	Baker Hughes Inc.	206,026	9,504
	Devon Energy Corp.	179,797	9,328
	Pioneer Natural
	Resources Co.	63,719	9,223
	Hess Corp.	136,031	9,045
	Valero Energy Corp.	254,311	8,842
*	Cameron International
	Corp.	115,642	7,073
	Cabot Oil & Gas Corp.	98,303	6,982
	Ensco plc Class A	108,686	6,317
*	FMC Technologies Inc.	110,681	6,163
*	Southwestern Energy Co.	163,640	5,978
	Chesapeake Energy Corp.	279,282	5,692
	Range Resources Corp.	72,129	5,577
	Murphy Oil Corp.	84,585	5,150
	EQT Corp.	63,165	5,013
	Noble Corp.	117,882	4,430
*	Weatherford
	International Ltd.	320,781	4,395
*	Concho Resources Inc.	48,743	4,081
	HollyFrontier Corp.	94,811	4,056
*	Kinder Morgan
	Management LLC	46,357	3,875
	Oceaneering
	International Inc.	50,321	3,633
	Tesoro Corp.	63,240	3,309

57

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Cobalt International
	Energy Inc.	123,142	3,272
	Core Laboratories NV	21,406	3,246
	OGE Energy Corp.	46,077	3,142
*	Denbury Resources Inc.	173,733	3,009
	Helmerich & Payne Inc.	47,004	2,935
*	Whiting Petroleum Corp.	55,569	2,561
	Cimarex Energy Co.	38,315	2,490
	QEP Resources Inc.	83,802	2,328
	Diamond Offshore
	Drilling Inc.	32,455	2,233
*	Dresser-Rand Group Inc.	35,595	2,135
	Nabors Industries Ltd.	130,870	2,004
*	Rowan Cos. plc Class A	58,060	1,978
*	Continental Resources Inc.	21,598	1,859
	SM Energy Co.	30,897	1,853
	Energen Corp.	33,759	1,764
*	Cheniere Energy Inc.	50,796	1,410
*	Newfield Exploration Co.	31,522	753
*	Ultra Petroleum Corp.	33,911	672
			728,532
Technology (15.0%)
	Apple Inc.	437,580	173,317
	Microsoft Corp.	3,503,835	120,987
*	Google Inc. Class A	126,397	111,276
	International Business
	Machines Corp.	516,957	98,796
	Cisco Systems Inc.	2,491,527	60,569
	Intel Corp.	2,317,433	56,128
	Oracle Corp.	1,647,059	50,598
	QUALCOMM Inc.	805,314	49,189
	EMC Corp.	979,070	23,126
	Hewlett-Packard Co.	898,784	22,290
*	Facebook Inc. Class A	774,676	19,258
	Texas Instruments Inc.	516,964	18,026
*	Yahoo! Inc.	403,733	10,138
*	Adobe Systems Inc.	222,269	10,127
	Corning Inc.	687,719	9,786
*	Salesforce.com Inc.	247,626	9,454
	Dell Inc.	695,866	9,290
*	Cognizant Technology
	Solutions Corp. Class A	140,589	8,802
	Applied Materials Inc.	560,236	8,353
	Broadcom Corp. Class A	242,979	8,203
	Intuit Inc.	131,607	8,032
	Symantec Corp.	324,326	7,288
*	Cerner Corp.	72,149	6,933
*	SanDisk Corp.	113,453	6,932
*	Micron Technology Inc.	479,591	6,873
	Motorola Solutions Inc.	113,989	6,581
	Analog Devices Inc.	143,465	6,464
	Seagate Technology plc	142,124	6,371
*	NetApp Inc.	168,069	6,350
	Western Digital Corp.	99,190	6,159
*	Citrix Systems Inc.	87,065	5,253

			Market
			Value
		Shares	($000)
	Altera Corp.	148,995	4,915
	Xilinx Inc.	122,836	4,865
*	Catamaran Corp.	95,804	4,668
*	Juniper Networks Inc.	223,918	4,324
	KLA-Tencor Corp.	77,201	4,302
	Avago Technologies Ltd.
	Class A	114,900	4,295
*	Equinix Inc.	22,999	4,248
	CA Inc.	148,329	4,247
*	Red Hat Inc.	88,265	4,221
	Linear Technology Corp.	108,514	3,998
*	Teradata Corp.	76,315	3,833
	Maxim Integrated
	Products Inc.	135,504	3,764
	NVIDIA Corp.	256,442	3,598
*	Autodesk Inc.	104,921	3,561
*	Cree Inc.	54,815	3,500
*	Lam Research Corp.	75,711	3,357
*	Akamai Technologies Inc.	78,545	3,342
	Microchip Technology Inc.	87,195	3,248
*	ANSYS Inc.	43,326	3,167
*	VeriSign Inc.	70,413	3,145
	Computer Sciences Corp.	70,162	3,071
*	BMC Software Inc.	66,685	3,010
*	VMware Inc. Class A	38,731	2,595
*	Synopsys Inc.	71,783	2,566
*	F5 Networks Inc.	36,856	2,536
	Harris Corp.	51,157	2,519
*	Nuance Communications
	Inc.	133,676	2,457
*	Gartner Inc.	41,638	2,373
	SAIC Inc.	160,133	2,231
	Marvell Technology Group
	Ltd.	183,897	2,153
	Garmin Ltd.	54,815	1,982
*	Rackspace Hosting Inc.	51,684	1,958
*	Skyworks Solutions Inc.	89,314	1,955
*	LSI Corp.	256,769	1,833
*	ServiceNow Inc.	40,871	1,651
*	TIBCO Software Inc.	72,926	1,561
*	Workday Inc. Class A	15,853	1,016
*	Informatica Corp.	25,307	885
*	ON Semiconductor Corp.	105,341	851
*	MICROS Systems Inc.	18,313	790
*	Palo Alto Networks Inc.	7,443	314
			1,069,854
Telecommunications (2.8%)
	AT&T Inc.	2,508,077	88,786
	Verizon Communications
	Inc.	1,333,798	67,143
	CenturyLink Inc.	283,912	10,036
*	Crown Castle
	International Corp.	136,944	9,913
*	Sprint Nextel Corp.	1,407,062	9,878

58

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	SBA Communications
	Corp. Class A	59,401	4,403
	Windstream Corp.	276,987	2,135
	T-Mobile US Inc.	84,794	2,104
	Frontier Communications
	Corp.	466,366	1,889
			196,287
Utilities (3.4%)
	Duke Energy Corp.	328,901	22,201
	Southern Co.	405,696	17,903
	NextEra Energy Inc.	197,973	16,131
	Dominion Resources Inc.	269,234	15,298
	Exelon Corp.	398,874	12,317
	Spectra Energy Corp.	311,996	10,751
	American Electric
	Power Co. Inc.	226,618	10,148
	PG&E Corp.	206,122	9,426
	Sempra Energy	107,921	8,824
	PPL Corp.	276,194	8,358
	Consolidated Edison Inc.	136,532	7,961
	Public Service
	Enterprise Group Inc.	235,941	7,706
	Edison International	151,956	7,318
	FirstEnergy Corp.	195,060	7,283
	Xcel Energy Inc.	231,517	6,561
	Northeast Utilities	146,456	6,154
	Entergy Corp.	83,085	5,789
	DTE Energy Co.	80,997	5,428
	CenterPoint Energy Inc.	199,495	4,686
	Wisconsin Energy Corp.	106,475	4,364
	NiSource Inc.	145,210	4,159
*	Calpine Corp.	190,747	4,050
	NRG Energy Inc.	150,062	4,007
	ONEOK Inc.	95,940	3,963
	Ameren Corp.	112,940	3,890
	AES Corp.	296,281	3,552
	American Water Works
	Co. Inc.	82,730	3,411
	CMS Energy Corp.	124,710	3,388
	SCANA Corp.	58,712	2,883
	Pinnacle West Capital Corp.	51,137	2,837
	Alliant Energy Corp.	51,781	2,611
	Pepco Holdings Inc.	116,253	2,344
	Integrys Energy Group Inc.	36,982	2,164
	National Fuel Gas Co.	37,169	2,154
	TECO Energy Inc.	96,460	1,658
			241,678
Total Common Stocks (Cost $5,399,454)			7,103,283

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity
Fund, 0.127%	10,771,045	10,771

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes,
0.110%, 8/21/13	500	500
Total Temporary Cash Investments
(Cost $11,271)		11,271
Total Investments (100.0%)
(Cost $5,410,725)		7,114,554
Other Assets and Liabilities (0.0%)
Other Assets		13,044
Liabilities		(11,519)
		1,525
Net Assets (100%)		7,116,079

59

Large-Cap Index Fund

At June 30, 2013, net assets consisted of:

Amount
($000)
Paid-in Capital	5,502,627
Overdistributed Net Investment Income	(993)
Accumulated Net Realized Losses	(89,215)
Unrealized Appreciation (Depreciation)
Investment Securities	1,703,829
Futures Contracts	(169)
Net Assets	7,116,079

Investor Shares—Net Assets
Applicable to 11,180,399 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	331,668
Net Asset Value Per Share—
Investor Shares	$29.67

Admiral Shares—Net Assets
Applicable to 31,169,761 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,156,059
Net Asset Value Per Share—
Admiral Shares	$37.09

Amount
($000)
Signal Shares—Net Assets
Applicable to 22,951,249 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	742,445
Net Asset Value Per Share—
Signal Shares	$32.35

Institutional Shares—Net Assets
Applicable to 5,727,592 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	874,266
Net Asset Value Per Share—
Institutional Shares	$152.64

ETF Shares—Net Assets
Applicable to 54,627,537 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,011,641
Net Asset Value Per Share—
ETF Shares	$73.44

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	70,622
Interest[1]	8
Securities Lending	69
Total Income	70,699
Expenses
The Vanguard Group—Note B
Investment Advisory Services	262
Management and Administrative—Investor Shares	314
Management and Administrative—Admiral Shares	374
Management and Administrative—Signal Shares	201
Management and Administrative—Institutional Shares	183
Management and Administrative—ETF Shares	1,272
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—Admiral Shares	84
Marketing and Distribution—Signal Shares	98
Marketing and Distribution—Institutional Shares	116
Marketing and Distribution—ETF Shares	328
Custodian Fees	78
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	45
Trustees’ Fees and Expenses	4
Total Expenses	3,417
Net Investment Income	67,282
Realized Net Gain (Loss)
Investment Securities Sold	182,229
Futures Contracts	1,771
Realized Net Gain (Loss)	184,000
Change in Unrealized Appreciation (Depreciation)
Investment Securities	612,070
Futures Contracts	(205)
Change in Unrealized Appreciation (Depreciation)	611,865
Net Increase (Decrease) in Net Assets Resulting from Operations	863,147

1 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,282	128,613
Realized Net Gain (Loss)	184,000	53,042
Change in Unrealized Appreciation (Depreciation)	611,865	654,927
Net Increase (Decrease) in Net Assets Resulting from Operations	863,147	836,582
Distributions
Net Investment Income
Investor Shares	(2,763)	(5,943)
Admiral Shares	(10,342)	(19,955)
Signal Shares	(6,762)	(13,062)
Institutional Shares	(8,082)	(15,026)
ETF Shares	(36,535)	(74,625)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(64,484)	(128,611)
Capital Share Transactions
Investor Shares	4,109	(40,296)
Admiral Shares	48,435	76,148
Signal Shares	22,670	44,049
Institutional Shares	23,408	174,593
ETF Shares	(19,110)	141,131
Net Increase (Decrease) from Capital Share Transactions	79,512	395,625
Total Increase (Decrease)	878,175	1,103,596
Net Assets
Beginning of Period	6,237,904	5,134,308
End of Period[1]	7,116,079	6,237,904

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($993,000) and ($3,791,000).

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.32	$23.16	$23.25	$20.47	$16.41	$26.59
Investment Operations
Net Investment Income	.262	.521	.421	.372	.387	.416
Net Realized and Unrealized Gain (Loss)
on Investments	3.338	3.159	(.095)	2.791	4.075	(10.191)
Total from Investment Operations	3.600	3.680	.326	3.163	4.462	(9.775)
Distributions
Dividends from Net Investment Income	(.250)	(.520)	(.416)	(.383)	(.402)	(.405)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.250)	(.520)	(.416)	(.383)	(.402)	(.405)
Net Asset Value, End of Period	$29.67	$26.32	$23.16	$23.25	$20.47	$16.41

Total Return[1]	13.70%	15.94%	1.44%	15.63%	27.60%	-37.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$332	$290	$293	$307	$448	$376
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.26%	0.21%
Ratio of Net Investment Income to
Average Net Assets	1.85%	2.08%	1.81%	1.78%	2.24%	2.12%
Portfolio Turnover Rate [2]	9%	8%	7%	8%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$32.90	$28.96	$29.07	$25.59	$20.51	$33.25
Investment Operations
Net Investment Income	.353	.698	.569	.503	.516	.547
Net Realized and Unrealized Gain (Loss)
on Investments	4.174	3.939	(.116)	3.495	5.097	(12.750)
Total from Investment Operations	4.527	4.637	.453	3.998	5.613	(12.203)
Distributions
Dividends from Net Investment Income	(.337)	(.697)	(.563)	(.518)	(.533)	(.537)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.337)	(.697)	(.563)	(.518)	(.533)	(.537)
Net Asset Value, End of Period	$37.09	$32.90	$28.96	$29.07	$25.59	$20.51

Total Return[1]	13.79%	16.06%	1.60%	15.81%	27.80%	-37.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,156	$981	$796	$698	$328	$254
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.22%	1.95%	1.92%	2.38%	2.23%
Portfolio Turnover Rate[2]	9%	8%	7%	8%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$28.70	$25.26	$25.36	$22.32	$17.89	$29.00
Investment Operations
Net Investment Income	.307	.609	.495	.440	.451	.481
Net Realized and Unrealized Gain (Loss)
on Investments	3.638	3.438	(.105)	3.052	4.446	(11.121)
Total from Investment Operations	3.945	4.047	.390	3.492	4.897	(10.640)
Distributions
Dividends from Net Investment Income	(.295)	(.607)	(.490)	(.452)	(.467)	(.470)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.295)	(.607)	(.490)	(.452)	(.467)	(.470)
Net Asset Value, End of Period	$32.35	$28.70	$25.26	$25.36	$22.32	$17.89

Total Return	13.77%	16.07%	1.58%	15.83%	27.81%	-37.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$742	$637	$520	$381	$247	$102
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.22%	1.95%	1.92%	2.38%	2.23%
Portfolio Turnover Rate[1]	9%	8%	7%	8%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$135.42	$119.18	$119.65	$105.33	$84.43	$136.82
Investment Operations
Net Investment Income	1.462	2.903	2.366	2.111	2.160	2.283
Net Realized and Unrealized Gain (Loss)
on Investments	17.160	16.234	(.499)	14.383	20.973	(52.440)
Total from Investment Operations	18.622	19.137	1.867	16.494	23.133	(50.157)
Distributions
Dividends from Net Investment Income	(1.402)	(2.897)	(2.337)	(2.174)	(2.233)	(2.233)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.402)	(2.897)	(2.337)	(2.174)	(2.233)	(2.233)
Net Asset Value, End of Period	$152.64	$135.42	$119.18	$119.65	$105.33	$84.43

Total Return	13.78%	16.11%	1.60%	15.85%	27.84%	-37.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$874	$752	$504	$276	$306	$207
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.24%	1.97%	1.96%	2.42%	2.26%
Portfolio Turnover Rate[1]	9%	8%	7%	8%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$65.15	$57.34	$57.56	$50.67	$40.61	$65.83
Investment Operations
Net Investment Income	.698	1.383	1.126	.996	1.022	1.098
Net Realized and Unrealized Gain (Loss)
on Investments	8.261	7.807	(.234)	6.920	10.095	(25.243)
Total from Investment Operations	8.959	9.190	.892	7.916	11.117	(24.145)
Distributions
Dividends from Net Investment Income	(.669)	(1.380)	(1.112)	(1.026)	(1.057)	(1.075)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.669)	(1.380)	(1.112)	(1.026)	(1.057)	(1.075)
Net Asset Value, End of Period	$73.44	$65.15	$57.34	$57.56	$50.67	$40.61

Total Return	13.78%	16.09%	1.58%	15.81%	27.80%	-37.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,012	$3,577	$3,021	$2,858	$2,489	$1,957
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.22%	1.95%	1.92%	2.38%	2.26%
Portfolio Turnover Rate[1]	9%	8%	7%	8%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Prime Market 750 Index to the CRSP US Large Cap Index. The benchmark change was effective on January 31, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with

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Large-Cap Index Fund

its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Large-Cap Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $883,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,103,283	—	—
Temporary Cash Investments	10,771	500	—
Futures Contracts—Liabilities[1]	(51)	—	—
Total	7,114,003	500	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	23	9,196	(190)
E-mini S&P 500 Index	September 2013	25	1,999	21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Large-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized $60,112,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $212,938,000 to offset future net capital gains. Of this amount, $194,830,000 is subject to expiration dates; $43,673,000 may be used to offset future net capital gains through December 31, 2016, $117,390,000 through December 31, 2017, and $33,767,000 through December 31, 2018. Capital losses of $18,108,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $5,410,725,000. Net unrealized appreciation of investment securities for tax purposes was $1,703,829,000, consisting of unrealized gains of $1,893,382,000 on securities that had risen in value since their purchase and $189,553,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $664,246,000 of investment securities and sold $576,341,000 of investment securities, other than temporary cash investments. Purchases and sales include $112,119,000 and $129,261,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	54,595	1,878	81,153	3,195
Issued in Lieu of Cash Distributions	2,658	92	5,693	219
Redeemed	(53,144)	(1,827)	(127,142)	(5,016)
Net Increase (Decrease)—Investor Shares	4,109	143	(40,296)	(1,602)
Admiral Shares
Issued	166,814	4,629	244,045	7,613
Issued in Lieu of Cash Distributions	8,957	247	17,079	526
Redeemed	(127,336)	(3,531)	(184,976)	(5,805)
Net Increase (Decrease)—Admiral Shares	48,435	1,345	76,148	2,334
Signal Shares
Issued	109,643	3,484	231,248	8,308
Issued in Lieu of Cash Distributions	4,908	155	9,726	343
Redeemed	(91,881)	(2,901)	(196,925)	(7,032)
Net Increase (Decrease)—Signal Shares	22,670	738	44,049	1,619
Institutional Shares
Issued	65,143	452	347,377	2,618
Issued in Lieu of Cash Distributions	7,435	50	13,704	102
Redeemed	(49,170)	(328)	(186,488)	(1,400)
Net Increase (Decrease)—Institutional Shares	23,408	174	174,593	1,320
ETF Shares
Issued	114,554	1,631	183,358	2,911
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(133,664)	(1,900)	(42,227)	(700)
Net Increase (Decrease)—ETF Shares	(19,110)	(269)	141,131	2,211

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,105.16	$1.25
Admiral Shares	1,000.00	1,106.27	0.47
Signal Shares	1,000.00	1,105.97	0.47
Institutional Shares	1,000.00	1,106.08	0.42
ETF Shares	1,000.00	1,105.99	0.47
Value Index Fund
Investor Shares	$1,000.00	$1,165.02	$1.29
Admiral Shares	1,000.00	1,165.84	0.48
Signal Shares	1,000.00	1,165.76	0.48
Institutional Shares	1,000.00	1,165.53	0.43
ETF Shares	1,000.00	1,165.44	0.48
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,137.02	$1.27
Admiral Shares	1,000.00	1,137.86	0.48
Signal Shares	1,000.00	1,137.72	0.48
Institutional Shares	1,000.00	1,137.78	0.42
ETF Shares	1,000.00	1,137.81	0.48

74

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45
Value Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

75

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, and Large-Cap Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

77

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

78

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082013

Semiannual Report | June 30, 2013

Vanguard Total Stock Market Index Fund

> Vanguard Total Stock Market Index Fund returned about 14% for the six months ended June 30, 2013.

> The fund closely tracked its target index and outpaced the average result of peer funds for the period.

> As planned, your fund is now seeking to track a new benchmark, the CRSP US Total Market Index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	27
Trustees Approve Advisory Arrangement.	29
Glossary.	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	14.03%
Admiral™ Shares	14.12
Signal® Shares	14.10
Institutional Shares	14.10
ETF Shares
Market Price	14.04
Net Asset Value	14.11
Spliced Total Stock Market Index	14.10
Multi-Cap Core Funds Average	13.24
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$35.64	$40.29	$0.342	$0.000
Admiral Shares	35.65	40.31	0.365	0.000
Signal Shares	34.41	38.90	0.352	0.000
Institutional Shares	35.66	40.31	0.367	0.000
ETF Shares	73.24	82.80	0.750	0.000

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks posted strong, double-digit results for the six months ended June 30, 2013, turning in their best first-half performance since 1998. Small- and mid-capitalization stocks generally outdistanced their larger-cap peers for the period, while value-oriented stocks significantly outpaced their growth-oriented counterparts.

In this environment, Vanguard Total Stock Market Index Fund returned about 14%, closely tracking the performance of its target benchmark. The fund outpaced the average return of multi-cap core funds for the period.

The fund posted positive results in nine out of ten market sectors, with eight sectors posting double-digit returns. The financial, consumer services, and health care sectors contributed most to the fund’s advance, together adding almost 8 percentage points to its total return. Basic materials was the only sector to post a negative result for the period.

As we previously announced, your fund is now seeking to track a new benchmark index. In June, the Total Stock Market Index Fund began using the CRSP US Total Market Index as its target.

Global stocks notched gains despite some recent turbulence
After staging a stellar performance for most of the first half of 2013, global stocks declined in June. Investors worldwide

2

were spooked by signs of trouble in China’s economy and by a statement from Federal Reserve Chairman Ben Bernanke that the central bank could begin to reduce its stimulative bond-buying program later this year. Still, U.S. stocks returned about 14% for the six-month period, despite a drop of more than 1% in June.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as quantitative easing. However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Developed markets in the Pacific region generally fared better than their European and emerging-market counterparts. Notably, Japanese stocks recovered in June from a sharp decline in May.

Bond prices fell sharply in the period’s final months
Bond returns, which sputtered along through most of the period, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed

Market Barometer

			Total Returns
		Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

3

income investors even more than equity investors. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Financials, consumer services and health care drove returns
The Total Stock Market Index Fund offers investors broad exposure to all segments of the U.S. stock market, investing in large-, mid-, and small-cap stocks, as well as both growth and value companies. As I mentioned, U.S. stocks posted strong results across the board for the most recent six-month period, despite the market’s decline in June. Nine of the fund’s ten market sectors posted positive returns.

Financial stocks were among the market’s top performers, contributing more than 3 percentage points to the index’s return. After the trials of the 2008–2009 financial

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.17%	0.05%	0.05%	0.04%	0.05%	1.20%

The fund expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: Multi-Cap Core Funds.

4

crisis, the industry has experienced a widespread resurgence that continued throughout the six months. Shares of banks, financial services companies, and insurance companies contributed significantly to the fund’s performance.

Consumer services stocks generally performed well, as further signs of economic improvement encouraged consumer spending. The sector’s top contributors included retailers and media companies. In health care, stocks of pharmaceutical companies added most to performance, as the industry continued to benefit from favorable rulings by the Food and Drug Administration and improved pipelines of new medicines.

The basic materials sector was the weakest performer for the six months, and the only sector to post a negative return for the fund. Stocks of gold and coal mining companies weighed significantly on the sector’s performance.

In pursuing investment goals, long-term asset mix is key
As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund

Investment insight

What benchmark changes mean for you
In June, we completed the transition of 22 Vanguard index funds—including yours—
to new target benchmarks. The change went smoothly, as the funds closely tracked their respective benchmarks throughout the transition.

The new index providers are the University of Chicago’s Center for Research in
Security Prices (CRSP) for U.S. stocks and FTSE Group for international stocks. The new benchmarks incorporate top-quality index construction and offer comprehensive coverage of the markets they represent. And there are no changes to our funds’
investment goals, objectives, or policies.

We took this action because benchmark licensing costs were becoming a larger part of the expense ratios of our index funds. With the new, long-term agreements, our funds can pursue their indexing strategy at considerable savings for our clients.

5

industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 11, 2013

6

Total Stock Market Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%	0.05%
30-Day SEC Yield	1.87%	1.99%	1.99%	2.00%	1.99%

Portfolio Characteristics
		CRSP US
		Total
		Market
	Fund	Index
Number of Stocks	3,554	3,594
Median Market Cap	$38.5B	$38.5B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	2.4x	2.4x
Return on Equity	16.6%	16.5%
Earnings Growth Rate	10.6%	10.5%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)

		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.9%	2.9%
Consumer Goods	10.5	10.5
Consumer Services	13.3	13.2
Financials	18.7	18.8
Health Care	11.7	11.8
Industrials	13.0	13.0
Oil & Gas	9.5	9.5
Technology	14.5	14.4
Telecommunications	2.5	2.5
Utilities	3.4	3.4

Volatility Measures
Spliced Total
Stock Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil & Gas	2.3%
Apple Inc.	Computer Hardware	2.1
Microsoft Corp.	Software	1.5
Johnson & Johnson	Pharmaceuticals	1.4
General Electric Co.	Diversified Industrials	1.3
Google Inc.	Internet	1.3
Chevron Corp.	Integrated Oil & Gas	1.3
Wells Fargo & Co.	Banks	1.2
International Business
Machines Corp.	Computer Services	1.2
Procter & Gamble Co.	Nondurable
	Household Products	1.2
Top Ten		14.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 12, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares.

7

Total Stock Market Index Fund

Investment Focus

8

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013
For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	21.29%	7.35%	7.95%
Admiral Shares	11/13/2000	21.45	7.47	8.06
Signal Shares	9/1/2006	21.44	7.47	5.801
Institutional Shares	7/7/1997	21.46	7.48	8.08
ETF Shares	5/24/2001
Market Price		21.42	7.48	8.07
Net Asset Value		21.45	7.47	8.06
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		7,288,735	2.9%

Consumer Goods
Procter & Gamble Co.	38,911,907	2,995,828	1.2%
Coca-Cola Co.	56,911,778	2,282,731	0.9%
Philip Morris International Inc.	22,059,062	1,910,756	0.7%
PepsiCo Inc.	21,955,266	1,795,721	0.7%
Altria Group Inc.	28,510,451	997,581	0.4%
Consumer Goods—Other †		16,415,034	6.5%
		26,397,651	10.4%
Consumer Services
Wal-Mart Stores Inc.	23,260,217	1,732,654	0.7%
Home Depot Inc.	20,739,625	1,606,699	0.6%
Walt Disney Co.	23,034,339	1,454,618	0.6%
* Amazon.com Inc.	5,170,623	1,435,830	0.6%
McDonald’s Corp.	14,234,490	1,409,214	0.5%
Comcast Corp. Class A	32,471,266	1,359,897	0.5%
CVS Caremark Corp.	17,383,258	993,975	0.4%
Consumer Services—Other †		23,525,336	9.3%
		33,518,223	13.2%
Financials
Wells Fargo & Co.	75,191,001	3,103,133	1.2%
JPMorgan Chase & Co.	53,661,751	2,832,804	1.1%
* Berkshire Hathaway Inc. Class B	23,498,388	2,629,940	1.0%
Citigroup Inc.	41,041,077	1,968,740	0.8%
Bank of America Corp.	153,054,168	1,968,277	0.8%
Visa Inc. Class A	7,353,666	1,343,882	0.5%
American Express Co.	15,597,876	1,166,097	0.4%

10

Total Stock Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
US Bancorp	26,260,673	949,323	0.4%
* American International Group Inc.	20,961,427	936,976	0.4%
* Berkshire Hathaway Inc. Class A	880	148,368	0.1%
Financials—Other †		30,314,871	12.0%
		47,362,411	18.7%
Health Care
Johnson & Johnson	39,878,968	3,424,008	1.4%
Pfizer Inc.	94,990,436	2,660,682	1.0%
Merck & Co. Inc.	42,871,213	1,991,368	0.8%
* Gilead Sciences Inc.	21,656,161	1,109,012	0.4%
Amgen Inc.	10,647,682	1,050,500	0.4%
Bristol-Myers Squibb Co.	23,320,315	1,042,185	0.4%
UnitedHealth Group Inc.	14,507,113	949,926	0.4%
AbbVie Inc.	22,485,008	929,530	0.4%
Health Care—Other †		16,328,024	6.5%
		29,531,050	11.7%
Industrials
General Electric Co.	146,803,658	3,404,377	1.3%
United Technologies Corp.	13,051,737	1,213,028	0.5%
Boeing Co.	10,771,345	1,103,417	0.4%
3M Co.	9,799,571	1,071,583	0.4%
Union Pacific Corp.	6,627,123	1,022,433	0.4%
United Parcel Service Inc. Class B	10,288,712	889,768	0.4%
Industrials—Other †		23,945,575	9.5%
		32,650,181	12.9%
Oil & Gas
Exxon Mobil Corp.	63,133,173	5,704,082	2.3%
Chevron Corp.	27,536,123	3,258,625	1.3%
Schlumberger Ltd.	18,874,184	1,352,524	0.5%
ConocoPhillips	17,358,644	1,050,198	0.4%
Occidental Petroleum Corp.	11,438,796	1,020,684	0.4%
Oil & Gas—Other †		11,568,353	4.6%
		23,954,466	9.5%

Other †		630	0.0%

Technology
Apple Inc.	13,327,076	5,278,588	2.1%
Microsoft Corp.	106,715,947	3,684,902	1.5%
* Google Inc. Class A	3,849,227	3,388,744	1.3%
International Business Machines Corp.	15,742,070	3,008,467	1.2%
Cisco Systems Inc.	75,875,979	1,844,545	0.7%
Intel Corp.	70,573,306	1,709,285	0.7%
Oracle Corp.	50,159,604	1,540,903	0.6%
QUALCOMM Inc.	24,530,778	1,498,340	0.6%
Technology—Other †		14,489,533	5.7%
		36,443,307	14.4%

11

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Shares		($000)	Assets
Telecommunications
AT&T Inc.	76,382,384		2,703,936	1.1%
Verizon Communications Inc.	40,618,986		2,044,760	0.8%
Telecommunications—Other †			1,495,583	0.6%
			6,244,279	2.5%

Utilities †			8,615,888	3.4%
Total Common Stocks (Cost $189,704,904)			252,006,821	99.6%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.127%	1,903,196,535	1,903,197	0.8%
4 U.S. Government and Agency Obligations †			76,565	0.0%
Total Temporary Cash Investments (Cost $1,979,774)			1,979,762	0.8%[1]
[5]Total Investments (Cost $191,684,678)			253,986,583	100.4%
Other Assets and Liabilities
Other Assets			1,711,228	0.7%
Liabilities[3]			(2,767,611)	(1.1%)
			(1,056,383)	(0.4%)
Net Assets			252,930,200	100.0%

12

Total Stock Market Index Fund

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	194,550,330
Undistributed Net Investment Income	22,639
Accumulated Net Realized Losses	(3,934,321)
Unrealized Appreciation (Depreciation)
Investment Securities	62,301,905
Futures Contracts	(10,328)
Swap Contracts	(25)
Net Assets	252,930,200

Investor Shares—Net Assets
Applicable to 2,277,064,360 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	91,753,058
Net Asset Value Per Share—Investor Shares	$40.29

Admiral Shares—Net Assets
Applicable to 1,772,720,885 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	71,451,041
Net Asset Value Per Share—Admiral Shares	$40.31

Signal Shares—Net Assets
Applicable to 256,651,654 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,983,696
Net Asset Value Per Share—Signal Shares	$38.90

Institutional Shares—Net Assets
Applicable to 1,214,182,189 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	48,944,339
Net Asset Value Per Share—Institutional Shares	$40.31

ETF Shares—Net Assets
Applicable to 371,947,534 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	30,798,066
Net Asset Value Per Share—ETF Shares	$82.80

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $910,282,000 of collateral received for securities on loan.
4 Securities with a value of $43,832,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $846,798,000.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends	2,384,937
Interest[1]	792
Securities Lending	26,384
Total Income	2,412,113
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,800
Management and Administrative—Investor Shares	63,251
Management and Administrative—Admiral Shares	9,416
Management and Administrative—Signal Shares	816
Management and Administrative—Institutional Shares	3,186
Management and Administrative—ETF Shares	2,728
Marketing and Distribution—Investor Shares	8,920
Marketing and Distribution—Admiral Shares	4,957
Marketing and Distribution—Signal Shares	1,164
Marketing and Distribution—Institutional Shares	5,379
Marketing and Distribution—ETF Shares	3,271
Custodian Fees	1,122
Shareholders’ Reports—Investor Shares	76
Shareholders’ Reports—Admiral Shares	73
Shareholders’ Reports—Signal Shares	14
Shareholders’ Reports—Institutional Shares	13
Shareholders’ Reports—ETF Shares	193
Trustees’ Fees and Expenses	164
Total Expenses	111,543
Net Investment Income	2,300,570
Realized Net Gain (Loss)
Investment Securities Sold	(197,942)
Futures Contracts	105,047
Swap Contracts	52,055
Realized Net Gain (Loss)	(40,840)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	28,047,842
Futures Contracts	(13,264)
Swap Contracts	(4,587)
Change in Unrealized Appreciation (Depreciation)	28,029,991
Net Increase (Decrease) in Net Assets Resulting from Operations	30,289,721

1 Interest income from an affiliated company of the fund was $760,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,300,570	4,201,141
Realized Net Gain (Loss)	(40,840)	3,590,512
Change in Unrealized Appreciation (Depreciation)	28,029,991	20,295,286
Net Increase (Decrease) in Net Assets Resulting from Operations	30,289,721	28,086,939
Distributions
Net Investment Income
Investor Shares	(782,228)	(1,512,860)
Admiral Shares	(634,304)	(1,242,985)
Signal Shares	(87,654)	(162,769)
Institutional Shares	(427,573)	(803,059)
ETF Shares	(273,206)	(489,484)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,204,965)	(4,211,157)
Capital Share Transactions
Investor Shares	2,286,052	7,341,080
Admiral Shares	3,768,011	3,306,885
Signal Shares	881,866	1,009,438
Institutional Shares	4,315,602	5,518,094
ETF Shares	3,224,256	2,033,357
Net Increase (Decrease) from Capital Share Transactions	14,475,787	19,208,854
Total Increase (Decrease)	42,560,543	43,084,636
Net Assets
Beginning of Period	210,369,657	167,285,021
End of Period[1]	252,930,200	210,369,657

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $22,639,000 and ($126,046,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$35.64	$31.29	$31.56	$27.45	$21.80	$35.36
Investment Operations
Net Investment Income	.359	.720	.565	.523	.514	.592
Net Realized and Unrealized Gain (Loss)
on Investments	4.633	4.350	(.273)	4.117	5.651	(13.566)
Total from Investment Operations	4.992	5.070	.292	4.640	6.165	(12.974)
Distributions
Dividends from Net Investment Income	(.342)	(.720)	(.562)	(.530)	(.515)	(.586)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.342)	(.720)	(.562)	(.530)	(.515)	(.586)
Net Asset Value, End of Period	$40.29	$35.64	$31.29	$31.56	$27.45	$21.80

Total Return[1]	14.03%	16.25%	0.96%	17.09%	28.70%	-37.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,753	$78,936	$62,668	$56,063	$58,004	$39,440
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.89%	2.11%	1.79%	1.85%	2.22%	2.04%
Portfolio Turnover Rate[2]	4%	3%	5%	5%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Stock Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$35.65	$31.30	$31.57	$27.45	$21.80	$35.36
Investment Operations
Net Investment Income	.382	.761	.602	.554	.539	.615
Net Realized and Unrealized Gain (Loss)
on Investments	4.643	4.350	(.273)	4.127	5.650	(13.566)
Total from Investment Operations	5.025	5.111	.329	4.681	6.189	(12.951)
Distributions
Dividends from Net Investment Income	(.365)	(.761)	(.599)	(.561)	(.539)	(.609)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.365)	(.761)	(.599)	(.561)	(.539)	(.609)
Net Asset Value, End of Period	$40.31	$35.65	$31.30	$31.57	$27.45	$21.80

Total Return[1]	14.12%	16.38%	1.08%	17.26%	28.83%	-36.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71,451	$59,771	$49,496	$47,190	$27,762	$18,781
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.23%	1.91%	1.96%	2.33%	2.12%
Portfolio Turnover Rate[2]	4%	3%	5%	5%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$34.41	$30.21	$30.47	$26.50	$21.04	$34.13
Investment Operations
Net Investment Income	.368	.735	.581	.535	.520	.595
Net Realized and Unrealized Gain (Loss)
on Investments	4.474	4.200	(.262)	3.977	5.459	(13.096)
Total from Investment Operations	4.842	4.935	.319	4.512	5.979	(12.501)
Distributions
Dividends from Net Investment Income	(.352)	(.735)	(.579)	(.542)	(.519)	(.589)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.352)	(.735)	(.579)	(.542)	(.519)	(.589)
Net Asset Value, End of Period	$38.90	$34.41	$30.21	$30.47	$26.50	$21.04

Total Return	14.10%	16.39%	1.09%	17.23%	28.85%	-36.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,984	$8,025	$6,133	$5,471	$4,757	$3,717
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.23%	1.91%	1.96%	2.33%	2.12%
Portfolio Turnover Rate[1]	4%	3%	5%	5%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$35.66	$31.30	$31.57	$27.46	$21.81	$35.36
Investment Operations
Net Investment Income	.382	.763	.603	.558	.541	.624
Net Realized and Unrealized Gain (Loss)
on Investments	4.635	4.359	(.272)	4.117	5.650	(13.557)
Total from Investment Operations	5.017	5.122	.331	4.675	6.191	(12.933)
Distributions
Dividends from Net Investment Income	(.367)	(.762)	(.601)	(.565)	(.541)	(.617)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.367)	(.762)	(.601)	(.565)	(.541)	(.617)
Net Asset Value, End of Period	$40.31	$35.66	$31.30	$31.57	$27.46	$21.81

Total Return	14.10%	16.42%	1.09%	17.23%	28.83%	-36.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,944	$39,367	$29,467	$23,785	$16,047	$10,782
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.24%	1.92%	1.97%	2.34%	2.15%
Portfolio Turnover Rate[1]	4%	3%	5%	5%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008[1]
Net Asset Value, Beginning of Period	$73.24	$64.29	$64.86	$56.39	$44.78	$72.64
Investment Operations
Net Investment Income	.785	1.564	1.238	1.133	1.106	1.270
Net Realized and Unrealized Gain (Loss)
on Investments	9.525	8.949	(.575)	8.485	11.611	(27.874)
Total from Investment Operations	10.310	10.513	.663	9.618	12.717	(26.604)
Distributions
Dividends from Net Investment Income	(.750)	(1.563)	(1.233)	(1.148)	(1.107)	(1.256)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.750)	(1.563)	(1.233)	(1.148)	(1.107)	(1.256)
Net Asset Value, End of Period	$82.80	$73.24	$64.29	$64.86	$56.39	$44.78

Total Return	14.11%	16.41%	1.06%	17.26%	28.82%	-36.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,798	$24,270	$19,521	$17,930	$13,443	$9,199
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.23%	1.91%	1.96%	2.33%	2.13%
Portfolio Turnover Rate[2]	4%	3%	5%	5%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI US Broad Market Index to the CRSP US Total Market Index. The benchmark change was effective on June 3, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing

21

Total Stock Market Index Fund

brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Swap Contracts: The fund has entered into an equity swap contract to earn the total return on a selected reference stock in the fund’s target index. Under the terms of the swap, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2013, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on quarterly average notional amounts.

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Total Stock Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $31,145,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 12.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

23

Total Stock Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	251,871,002	135,262	557
Temporary Cash Investments	1,903,197	76,565	—
Futures Contracts—Assets[1]	825	—	—
Futures Contracts—Liabilities[1]	(4,426)	—	—
Swap Contracts—Liabilities	—	(25)	—
Total	253,770,598	211,802	557
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	1,616	646,117	(8,680)
E-mini Russell 2000 Index	September 2013	957	93,279	(1,045)
E-mini S&P MidCap 400 Index	September 2013	240	27,790	(479)
E-mini S&P 500 Index	September 2013	340	27,188	(124)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2013, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp	7/25/13	GSI	138,589	(0.542%)[2]	(25)

1 GSI—Goldman Sachs International.

2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

24

Total Stock Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $1,025,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at June 30, 2013, had unrealized appreciation of $1,103,000 as of December 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended June 30, 2013, the fund realized $633,237,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $52,055,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $3,200,440,000 to offset future net capital gains. Of this amount, $2,492,045,000 is subject to expiration dates; $209,043,000 may be used to offset future net capital gains through December 31, 2013, $19,516,000 through December 31, 2015, and $2,263,486,000 through December 31, 2016. Capital losses of $708,395,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $191,685,781,000. Net unrealized appreciation of investment securities for tax purposes was $62,300,802,000, consisting of unrealized gains of $71,419,923,000 on securities that had risen in value since their purchase and $9,119,121,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $21,562,392,000 of investment securities and sold $7,109,250,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,265,304,000 and $1,190,123,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,052,011	156,969	12,856,470	373,964
Issued in Lieu of Cash Distributions	778,708	19,793	1,505,142	42,800
Redeemed	(4,544,667)	(114,284)	(7,020,532)	(204,981)
Net Increase (Decrease)—Investor Shares	2,286,052	62,478	7,341,080	211,783
Admiral Shares
Issued	6,632,740	169,283	8,578,164	247,996
Issued in Lieu of Cash Distributions	562,550	14,294	1,101,786	31,338
Redeemed	(3,427,279)	(87,326)	(6,373,065)	(184,355)
Net Increase (Decrease)—Admiral Shares	3,768,011	96,251	3,306,885	94,979
Signal Shares
Issued	1,700,790	44,954	2,907,524	87,545
Issued in Lieu of Cash Distributions	77,562	2,042	146,081	4,303
Redeemed	(896,486)	(23,576)	(2,044,167)	(61,646)
Net Increase (Decrease)—Signal Shares	881,866	23,420	1,009,438	30,202
Institutional Shares
Issued	6,440,159	163,708	10,170,383	297,546
Issued in Lieu of Cash Distributions	399,469	10,149	749,004	21,306
Redeemed	(2,524,026)	(63,672)	(5,401,293)	(156,276)
Net Increase (Decrease)—Institutional Shares	4,315,602	110,185	5,518,094	162,576
ETF Shares
Issued	4,217,237	52,683	4,671,146	65,833
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(992,981)	(12,100)	(2,637,789)	(38,100)
Net Increase (Decrease)—ETF Shares	3,224,256	40,583	2,033,357	27,733

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘scosts with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,140.32	$0.90
Admiral Shares	1,000.00	1,141.23	0.27
Signal Shares	1,000.00	1,140.99	0.27
Institutional Shares	1,000.00	1,140.96	0.21
ETF Shares	1,000.00	1,141.08	0.27
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.55	0.25
Signal Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
ETF Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

30

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Small-Cap Index Fund Schedule of Investments June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Basic Materials (4.2%)
	Rockwood Holdings Inc.	1,188,813	76,120
	RPM International Inc.	2,025,489	64,694
	Steel Dynamics Inc.	3,205,170	47,789
	Cytec Industries Inc.	642,126	47,036
	Axiall Corp.	1,067,281	45,445
	Compass Minerals International Inc.	509,345	43,055
	NewMarket Corp.	163,213	42,853
	Allegheny Technologies Inc.	1,568,113	41,257
	Royal Gold Inc.	936,403	39,404
^	United States Steel Corp.	2,209,046	38,725
	PolyOne Corp.	1,445,404	35,817
	Carpenter Technology Corp.	766,929	34,565
	Domtar Corp.	505,463	33,613
	Cabot Corp.	879,500	32,911
	Sensient Technologies Corp.	766,394	31,016
*	Chemtura Corp.	1,499,636	30,443
	Westlake Chemical Corp.	306,867	29,585
	Olin Corp.	1,229,753	29,416
	HB Fuller Co.	768,569	29,060
^,*	Polypore International Inc.	712,652	28,720
	Commercial Metals Co.	1,790,323	26,443
	Worthington Industries Inc.	814,798	25,837
	KapStone Paper and Packaging Corp.	617,653	24,817
	Minerals Technologies Inc.	532,851	22,028
	Buckeye Technologies Inc.	564,892	20,924
*	Coeur Mining Inc.	1,553,395	20,660
	Balchem Corp.	454,722	20,349
	Tronox Ltd. Class A	951,000	19,163
^	Cliffs Natural Resources Inc.	1,169,612	19,006
*	Stillwater Mining Co.	1,717,511	18,446
*	Alpha Natural Resources Inc.	3,380,289	17,713
	Kaiser Aluminum Corp.	274,220	16,985
	PH Glatfelter Co.	655,506	16,453
	Stepan Co.	286,799	15,949
	Innophos Holdings Inc.	334,493	15,778
	Hecla Mining Co.	5,230,956	15,588
	Intrepid Potash Inc.	810,003	15,431
*	Cloud Peak Energy Inc.	929,029	15,310
*	Clearwater Paper Corp.	322,093	15,158
*	OM Group Inc.	488,238	15,096
*	SunCoke Energy Inc.	1,015,342	14,235
*	Calgon Carbon Corp.	826,173	13,781
	Innospec Inc.	340,965	13,700
*	Resolute Forest Products Inc.	1,013,270	13,345
*	RTI International Metals Inc.	478,610	13,262
^	Arch Coal Inc.	3,241,723	12,254
	Boise Inc.	1,386,764	11,843
	Quaker Chemical Corp.	190,571	11,817
	AMCOL International Corp.	369,634	11,714
^,*	Molycorp Inc.	1,871,899	11,606
	Koppers Holdings Inc.	300,590	11,477
	A Schulman Inc.	426,902	11,449
^	US Silica Holdings Inc.	526,059	10,931
	Globe Specialty Metals Inc.	977,563	10,626
*	Kraton Performance Polymers Inc.	498,719	10,573
	Tredegar Corp.	393,901	10,123
	Deltic Timber Corp.	174,848	10,110
^	Walter Energy Inc.	955,696	9,939
*	Allied Nevada Gold Corp.	1,427,725	9,252
*	Ferro Corp.	1,322,194	9,189
	Haynes International Inc.	188,367	9,017

1

Vanguard® Small-Cap Index Fund Schedule of Investments June 30, 2013

			Market
			Value
		Shares	($000)
*	LSB Industries Inc.	291,211	8,856
	American Vanguard Corp.	371,624	8,707
*	Horsehead Holding Corp.	677,556	8,679
*	Century Aluminum Co.	744,322	6,907
	Rentech Inc.	3,277,576	6,883
^,*	AK Steel Holding Corp.	1,988,401	6,045
^	Kronos Worldwide Inc.	353,967	5,748
	FutureFuel Corp.	330,859	4,688
^	Gold Resource Corp.	490,393	4,271
^,*	Paramount Gold and Silver Corp.	1,900,247	2,261
	Noranda Aluminum Holding Corp.	529,880	1,712
	NL Industries Inc.	110,506	1,249
			1,484,907
Consumer Goods (8.3%)
	Polaris Industries Inc.	999,296	94,933
	Snap-on Inc.	891,799	79,709
	Hanesbrands Inc.	1,508,164	77,550
*	Toll Brothers Inc.	2,329,984	76,027
	Ingredion Inc.	1,126,414	73,915
*	Under Armour Inc. Class A	1,222,711	73,008
*	Jarden Corp.	1,635,840	71,568
	Leggett & Platt Inc.	2,186,981	67,993
	Carter's Inc.	861,510	63,812
	Hillshire Brands Co.	1,883,723	62,314
	Flowers Foods Inc.	2,704,526	59,635
*	Goodyear Tire & Rubber Co.	3,753,415	57,390
	Tupperware Brands Corp.	727,736	56,538
	Harman International Industries Inc.	1,038,891	56,308
	Nu Skin Enterprises Inc. Class A	803,714	49,123
	Gentex Corp.	2,088,053	48,130
*	Visteon Corp.	761,861	48,089
*	Middleby Corp.	273,311	46,487
	Brunswick Corp.	1,383,126	44,191
	Dana Holding Corp.	2,248,040	43,297
*	Tenneco Inc.	930,195	42,119
*	Fifth & Pacific Cos. Inc.	1,836,517	41,028
	Wolverine World Wide Inc.	729,895	39,860
*	Tempur Sealy International Inc.	877,777	38,534
*	Hain Celestial Group Inc.	578,115	37,560
	Pool Corp.	677,632	35,515
*	Smithfield Foods Inc.	1,063,878	34,842
*	TreeHouse Foods Inc.	527,255	34,556
	Thor Industries Inc.	690,415	33,955
*	Darling International Inc.	1,809,900	33,773
	Scotts Miracle-Gro Co. Class A	661,463	31,955
*	Steven Madden Ltd.	636,907	30,814
	Cooper Tire & Rubber Co.	921,561	30,568
	Ryland Group Inc.	704,637	28,256
	B&G Foods Inc.	807,561	27,497
*	Dean Foods Co.	2,709,430	27,148
*	Deckers Outdoor Corp.	500,189	25,265
	HNI Corp.	695,465	25,085
	KB Home	1,277,483	25,077
*	Zynga Inc. Class A	8,822,024	24,525
	Lancaster Colony Corp.	313,883	24,480
*	Iconix Brand Group Inc.	827,809	24,346
*	Boston Beer Co. Inc. Class A	135,812	23,175
	Herman Miller Inc.	850,961	23,035
	Schweitzer-Mauduit International Inc.	456,636	22,777
*	Meritage Homes Corp.	497,207	21,559
*	Crocs Inc.	1,282,723	21,165
	Sanderson Farms Inc.	316,659	21,032
	Snyders-Lance Inc.	740,003	21,023
*	Post Holdings Inc.	474,298	20,708

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Universal Corp.	356,624	20,631
	Dorman Products Inc.	446,109	20,356
*	TiVo Inc.	1,839,459	20,326
*	Select Comfort Corp.	808,664	20,265
	MDC Holdings Inc.	599,101	19,477
*	American Axle & Manufacturing Holdings Inc.	1,028,357	19,158
	Spectrum Brands Holdings Inc.	319,056	18,145
	J&J Snack Foods Corp.	230,122	17,903
*	Helen of Troy Ltd.	463,131	17,770
*	Tumi Holdings Inc.	726,875	17,445
*	Elizabeth Arden Inc.	382,622	17,245
*	Take-Two Interactive Software Inc.	1,122,489	16,804
	Steelcase Inc. Class A	1,142,658	16,660
*	WhiteWave Foods Co. Class A	1,013,829	16,475
*	WhiteWave Foods Co. Class B	1,072,252	16,298
	Interface Inc. Class A	960,239	16,295
	Jones Group Inc.	1,162,123	15,979
	Fresh Del Monte Produce Inc.	567,151	15,812
	Vector Group Ltd.	961,095	15,589
*	iRobot Corp.	388,551	15,453
	La-Z-Boy Inc.	759,648	15,398
	Briggs & Stratton Corp.	735,672	14,566
*	Skechers U.S.A. Inc. Class A	600,723	14,423
	Andersons Inc.	271,161	14,423
	Oxford Industries Inc.	212,735	13,275
^	Columbia Sportswear Co.	209,476	13,124
	Titan International Inc.	776,553	13,100
	Drew Industries Inc.	332,459	13,072
	Pinnacle Foods Inc.	538,585	13,007
*	Standard Pacific Corp.	1,487,224	12,389
	Seaboard Corp.	4,560	12,348
*	Taylor Morrison Home Corp. Class A	502,848	12,259
	WD-40 Co.	224,406	12,226
*	G-III Apparel Group Ltd.	248,175	11,942
	True Religion Apparel Inc.	373,711	11,832
*	Pilgrim's Pride Corp.	791,211	11,821
*	Quiksilver Inc.	1,791,569	11,538
	Ethan Allen Interiors Inc.	397,215	11,440
*	ACCO Brands Corp.	1,734,060	11,029
*	Dole Food Co. Inc.	822,554	10,488
*	Boulder Brands Inc.	863,380	10,404
	Knoll Inc.	699,020	9,933
^,*	Hovnanian Enterprises Inc. Class A	1,711,109	9,599
	Movado Group Inc.	274,015	9,270
	Cal-Maine Foods Inc.	198,741	9,243
^	Tootsie Roll Industries Inc.	287,155	9,126
*	Annie's Inc.	211,823	9,053
^,*	RealD Inc.	641,665	8,919
*	Blount International Inc.	751,687	8,885
*	LeapFrog Enterprises Inc.	876,070	8,621
	American Greetings Corp. Class A	443,152	8,074
*	Modine Manufacturing Co.	721,131	7,846
	Inter Parfums Inc.	259,350	7,397
*	Chiquita Brands International Inc.	674,124	7,361
^,*	Vera Bradley Inc.	309,992	6,714
^,*	Diamond Foods Inc.	322,516	6,692
	Superior Industries International Inc.	377,559	6,498
^,*	USANA Health Sciences Inc.	82,365	5,962
*	Maidenform Brands Inc.	338,996	5,875
	National Presto Industries Inc.	78,914	5,684
*	DTS Inc.	264,912	5,452
*	Revlon Inc. Class A	188,845	4,166
*	Fuel Systems Solutions Inc.	198,602	3,553
*	Central Garden and Pet Co. Class A	482,862	3,332

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	JAKKS Pacific Inc.	289,569	3,258
	National Beverage Corp.	178,995	3,127
*	Federal-Mogul Corp.	302,082	3,084
*	Central Garden and Pet Co.	162,321	1,152
			2,917,315
Consumer Services (13.3%)
	Gannett Co. Inc.	3,502,699	85,676
*	Sally Beauty Holdings Inc.	2,598,149	80,803
	Foot Locker Inc.	2,297,585	80,714
*	Panera Bread Co. Class A	430,105	79,974
	Dick's Sporting Goods Inc.	1,535,469	76,866
	Omnicare Inc.	1,605,776	76,612
	GameStop Corp. Class A	1,728,050	72,630
	Dunkin' Brands Group Inc.	1,631,450	69,859
	GNC Holdings Inc. Class A	1,354,348	59,876
*	AMC Networks Inc. Class A	877,286	57,383
*	Alaska Air Group Inc.	1,074,984	55,899
	Service Corp. International	3,074,168	55,427
*	Madison Square Garden Co. Class A	918,823	54,440
*	Copart Inc.	1,728,131	53,227
*	Lamar Advertising Co. Class A	1,218,041	52,863
	Cablevision Systems Corp. Class A	3,092,941	52,023
*	TripAdvisor Inc.	849,471	51,707
	Domino's Pizza Inc.	860,031	50,011
*	Penn National Gaming Inc.	902,316	47,696
*	Avis Budget Group Inc.	1,647,279	47,359
	Washington Post Co. Class B	94,696	45,811
	American Eagle Outfitters Inc.	2,504,017	45,723
*	Cabela's Inc.	700,825	45,385
	Cinemark Holdings Inc.	1,583,912	44,223
*	Groupon Inc.	5,045,700	42,889
	Brinker International Inc.	1,080,097	42,588
	Chico's FAS Inc.	2,359,637	40,255
	Sotheby's	1,045,460	39,633
^,*	US Airways Group Inc.	2,382,014	39,113
	DSW Inc. Class A	528,553	38,833
*	United Natural Foods Inc.	717,334	38,729
^,*	Pandora Media Inc.	2,003,763	36,869
	Casey's General Stores Inc.	586,896	35,308
	Dillard's Inc. Class A	421,120	34,519
	Cracker Barrel Old Country Store Inc.	364,243	34,479
*	Ascena Retail Group Inc.	1,949,997	34,028
*	Starz	1,535,254	33,929
	Vail Resorts Inc.	549,935	33,832
*	Rite Aid Corp.	11,813,955	33,788
	Six Flags Entertainment Corp.	951,619	33,459
	Sinclair Broadcast Group Inc. Class A	1,124,064	33,025
*	Live Nation Entertainment Inc.	2,087,610	32,358
	Harris Teeter Supermarkets Inc.	681,801	31,949
*	VCA Antech Inc.	1,220,252	31,836
*	Bally Technologies Inc.	562,094	31,713
	Rent-A-Center Inc.	841,343	31,592
*	Lumber Liquidators Holdings Inc.	399,639	31,120
*	Shutterfly Inc.	552,485	30,823
	Cheesecake Factory Inc.	734,995	30,789
*	Spirit Airlines Inc.	943,298	29,969
*	Life Time Fitness Inc.	593,364	29,734
*	Fresh Market Inc.	591,690	29,419
	Aaron's Inc.	1,042,294	29,195
*	Lions Gate Entertainment Corp.	1,040,716	28,589
^,*	CST Brands Inc.	921,480	28,391
*	Beacon Roofing Supply Inc.	743,722	28,172
	Guess? Inc.	906,705	28,135
*	Buffalo Wild Wings Inc.	286,584	28,131

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Men's Wearhouse Inc.	729,707	27,619
	John Wiley & Sons Inc. Class A	684,668	27,448
*	ValueClick Inc.	1,106,249	27,302
	Abercrombie & Fitch Co.	598,675	27,090
	Pier 1 Imports Inc.	1,148,634	26,981
*	Jack in the Box Inc.	679,649	26,703
*	Big Lots Inc.	844,970	26,642
	KAR Auction Services Inc.	1,157,259	26,467
	HSN Inc.	489,348	26,288
*	Express Inc.	1,242,846	26,063
	Rollins Inc.	1,005,754	26,049
*	Apollo Group Inc. Class A	1,457,291	25,823
*	DreamWorks Animation SKG Inc. Class A	983,599	25,239
*	HomeAway Inc.	778,692	25,183
^	Meredith Corp.	524,648	25,026
	Morningstar Inc.	319,817	24,811
	Allegiant Travel Co. Class A	233,289	24,726
	Wendy's Co.	4,212,794	24,561
*	Acxiom Corp.	1,073,013	24,336
	PriceSmart Inc.	276,823	24,258
	Texas Roadhouse Inc. Class A	960,972	24,044
	DeVry Inc.	768,803	23,848
^	Dolby Laboratories Inc. Class A	712,554	23,835
*	Genesco Inc.	349,486	23,412
*	JetBlue Airways Corp.	3,669,411	23,117
^	Buckle Inc.	443,421	23,067
*	ANN Inc.	684,884	22,738
*	Hibbett Sports Inc.	397,194	22,044
	Monro Muffler Brake Inc.	454,014	21,815
	Regal Entertainment Group Class A	1,211,767	21,691
	Hillenbrand Inc.	912,354	21,632
	Group 1 Automotive Inc.	335,909	21,609
*	Grand Canyon Education Inc.	660,986	21,304
*	New York Times Co. Class A	1,923,482	21,274
*	Saks Inc.	1,493,037	20,365
	Belo Corp. Class A	1,459,600	20,361
*	WMS Industries Inc.	794,568	20,269
	Chemed Corp.	273,961	19,843
*	Vitamin Shoppe Inc.	440,718	19,762
	Weight Watchers International Inc.	427,799	19,679
^,*	SUPERVALU Inc.	3,152,386	19,608
	Arbitron Inc.	410,803	19,082
	Penske Automotive Group Inc.	622,843	19,022
*	WebMD Health Corp.	647,400	19,014
*	OpenTable Inc.	296,065	18,933
*	Bloomin' Brands Inc.	753,635	18,751
	Bob Evans Farms Inc.	398,193	18,707
*	Marriott Vacations Worldwide Corp.	432,398	18,697
*	Conn's Inc.	355,976	18,425
^,*	Five Below Inc.	496,870	18,265
*	Asbury Automotive Group Inc.	453,795	18,197
*	Children's Place Retail Stores Inc.	326,250	17,879
	Lithia Motors Inc. Class A	333,716	17,790
^,*	Francesca's Holdings Corp.	638,691	17,749
*	Jos A Bank Clothiers Inc.	427,136	17,649
*	Krispy Kreme Doughnuts Inc.	1,001,665	17,479
	DineEquity Inc.	251,159	17,297
*	Office Depot Inc.	4,420,054	17,106
*	Pinnacle Entertainment Inc.	847,180	16,664
*	Aeropostale Inc.	1,198,407	16,538
*	Angie's List Inc.	620,258	16,468
	Finish Line Inc. Class A	752,086	16,441
	Churchill Downs Inc.	206,273	16,265
*	Orient-Express Hotels Ltd. Class A	1,337,335	16,262

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Choice Hotels International Inc.	402,011	15,956
*	Yelp Inc.	451,087	15,684
*	Restoration Hardware Holdings Inc.	204,359	15,327
*	SHFL Entertainment Inc.	861,446	15,256
*	Papa John's International Inc.	233,016	15,232
*	Ascent Capital Group Inc. Class A	194,417	15,178
	Matthews International Corp. Class A	400,520	15,100
	SeaWorld Entertainment Inc.	428,051	15,025
	Stewart Enterprises Inc. Class A	1,127,116	14,754
*	Hyatt Hotels Corp. Class A	350,550	14,148
	National CineMedia Inc.	825,390	13,941
	Valassis Communications Inc.	563,281	13,851
*	BJ's Restaurants Inc.	365,608	13,564
	Brown Shoe Co. Inc.	629,368	13,550
^,*	Liquidity Services Inc.	386,319	13,394
^,*	Clean Energy Fuels Corp.	1,013,814	13,382
*	AFC Enterprises Inc.	364,711	13,108
	OfficeMax Inc.	1,262,384	12,914
	International Speedway Corp. Class A	403,105	12,686
	Ameristar Casinos Inc.	479,514	12,606
*	Susser Holdings Corp.	257,834	12,345
	AMERCO	74,871	12,122
*	comScore Inc.	490,663	11,967
*	Sonic Corp.	815,238	11,870
	Scholastic Corp.	392,512	11,497
	Interval Leisure Group Inc.	571,582	11,386
	Regis Corp.	692,227	11,366
	Sonic Automotive Inc. Class A	531,429	11,234
*	K12 Inc.	426,166	11,195
	Stage Stores Inc.	473,936	11,138
*	Rush Enterprises Inc. Class A	446,127	11,042
*	Steiner Leisure Ltd.	201,994	10,677
	CEC Entertainment Inc.	257,914	10,585
*	Tile Shop Holdings Inc.	365,156	10,575
	Cato Corp. Class A	420,226	10,489
*	Bright Horizons Family Solutions Inc.	296,864	10,304
	SkyWest Inc.	752,731	10,192
^,*	Boyd Gaming Corp.	862,580	9,747
*	rue21 inc	233,210	9,704
*	American Public Education Inc.	255,424	9,492
*	Zumiez Inc.	322,629	9,276
*	Pep Boys-Manny Moe & Jack	771,806	8,938
*	Bankrate Inc.	611,220	8,777
*	Barnes & Noble Inc.	548,726	8,758
^,*	ITT Educational Services Inc.	356,768	8,705
^,*	Mattress Firm Holding Corp.	206,694	8,330
	Fred's Inc. Class A	532,802	8,253
*	Scientific Games Corp. Class A	714,051	8,033
^,*	Caesars Entertainment Corp.	574,329	7,868
*	Ruby Tuesday Inc.	837,692	7,732
^	Strayer Education Inc.	156,853	7,659
*	Biglari Holdings Inc.	18,597	7,632
	Weis Markets Inc.	164,328	7,406
*	Constant Contact Inc.	445,577	7,160
*	Blue Nile Inc.	189,224	7,149
	Harte-Hanks Inc.	810,533	6,971
*	Capella Education Co.	160,851	6,700
^,*	Fairway Group Holdings Corp.	237,913	5,750
*	Sears Hometown and Outlet Stores Inc.	123,877	5,416
*	Clear Channel Outdoor Holdings Inc. Class A	620,156	4,626
^,*	RadioShack Corp.	1,446,481	4,571
*	QuinStreet Inc.	425,036	3,668
*	Demand Media Inc.	597,512	3,585
*	Bridgepoint Education Inc.	289,188	3,522

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Speedway Motorsports Inc.	192,252	3,345
*	Travelzoo Inc.	117,290	3,197
*	Rush Enterprises Inc. Class B	133,595	2,875
*	Avid Technology Inc.	478,268	2,812
^,*	hhgregg Inc.	168,272	2,687
*	RealNetworks Inc.	322,504	2,438
*	Vitacost.com Inc.	256,652	2,169
*	ReachLocal Inc.	151,823	1,861
^,*	Education Management Corp.	291,463	1,638
*	Career Education Corp.	434,236	1,259
			4,656,339
Financials (23.7%)
*	Genworth Financial Inc. Class A	7,545,791	86,097
	Arthur J Gallagher & Co.	1,935,920	84,580
	Fidelity National Financial Inc. Class A	3,309,021	78,788
	Duke Realty Corp.	4,922,702	76,745
	Senior Housing Properties Trust	2,878,324	74,635
*	Ocwen Financial Corp.	1,764,507	72,733
	DDR Corp.	4,334,094	72,163
	Regency Centers Corp.	1,401,981	71,235
	Taubman Centers Inc.	927,208	69,680
	Liberty Property Trust	1,840,353	68,019
	Extra Space Storage Inc.	1,613,587	67,658
	Apartment Investment & Management Co. Class A	2,233,056	67,081
	HCC Insurance Holdings Inc.	1,535,727	66,205
	Eaton Vance Corp.	1,753,622	65,919
	American Campus Communities Inc.	1,603,659	65,205
	Starwood Property Trust Inc.	2,543,444	62,950
	National Retail Properties Inc.	1,823,557	62,730
	CBOE Holdings Inc.	1,335,787	62,301
	Kilroy Realty Corp.	1,155,014	61,227
	Corrections Corp. of America	1,763,223	59,720
	BRE Properties Inc.	1,178,225	58,935
	WP Carey Inc.	886,603	58,667
	Assured Guaranty Ltd.	2,614,287	57,671
	BioMed Realty Trust Inc.	2,848,202	57,619
*	Howard Hughes Corp.	513,944	57,608
*	SVB Financial Group	689,211	57,425
	Two Harbors Investment Corp.	5,590,549	57,303
	East West Bancorp Inc.	2,081,714	57,247
	American Financial Group Inc.	1,168,415	57,147
	Brown & Brown Inc.	1,761,491	56,790
	Hospitality Properties Trust	2,138,905	56,210
	RenaissanceRe Holdings Ltd.	647,234	56,173
*	Signature Bank	671,423	55,742
*	E*TRADE Financial Corp.	4,385,056	55,515
	Omega Healthcare Investors Inc.	1,777,940	55,152
	Cullen/Frost Bankers Inc.	825,681	55,131
	First Niagara Financial Group Inc.	5,417,804	54,557
	Weingarten Realty Investors	1,769,121	54,436
	Waddell & Reed Financial Inc. Class A	1,248,007	54,288
	Home Properties Inc.	798,677	52,210
	Validus Holdings Ltd.	1,437,681	51,929
	Douglas Emmett Inc.	2,073,282	51,728
	Commerce Bancshares Inc.	1,178,404	51,331
	CBL & Associates Properties Inc.	2,393,016	51,258
	FirstMerit Corp.	2,533,840	50,753
	Old Republic International Corp.	3,774,888	48,583
	Tanger Factory Outlet Centers	1,445,324	48,361
	Equity Lifestyle Properties Inc.	605,359	47,575
	Chimera Investment Corp.	15,730,415	47,191
	ProAssurance Corp.	899,073	46,896
	MFA Financial Inc.	5,523,691	46,675

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Alleghany Corp.	121,667	46,636
	Protective Life Corp.	1,200,971	46,129
	Piedmont Office Realty Trust Inc. Class A	2,566,577	45,890
	Allied World Assurance Co. Holdings AG	501,377	45,881
*	Forest City Enterprises Inc. Class A	2,550,053	45,671
*	Popular Inc.	1,499,801	45,489
	Prosperity Bancshares Inc.	875,519	45,343
	Highwoods Properties Inc.	1,255,973	44,725
	City National Corp.	702,143	44,495
	Mid-America Apartment Communities Inc.	653,396	44,281
*	Liberty Ventures Class A	513,396	43,644
	CNO Financial Group Inc.	3,231,240	41,877
	CommonWealth REIT	1,811,243	41,876
	Post Properties Inc.	835,703	41,359
	First Horizon National Corp.	3,688,431	41,310
	RLJ Lodging Trust	1,783,588	40,113
	Retail Properties of America Inc.	2,799,769	39,981
	Associated Banc-Corp	2,567,783	39,929
*	Portfolio Recovery Associates Inc.	258,494	39,712
^	Federated Investors Inc. Class B	1,443,819	39,575
	Hancock Holding Co.	1,299,650	39,080
	Aspen Insurance Holdings Ltd.	1,014,851	37,641
	Hatteras Financial Corp.	1,513,222	37,286
	Geo Group Inc.	1,096,253	37,218
	Susquehanna Bancshares Inc.	2,854,952	36,686
	EPR Properties	720,270	36,208
	LaSalle Hotel Properties	1,462,851	36,132
	Webster Financial Corp.	1,382,031	35,491
	Healthcare Realty Trust Inc.	1,384,306	35,300
	First American Financial Corp.	1,573,706	34,684
	Bank of Hawaii Corp.	686,631	34,551
	American Realty Capital Properties Inc.	2,253,162	34,383
	Invesco Mortgage Capital Inc.	2,070,455	34,287
	Fulton Financial Corp.	2,976,881	34,175
	Financial Engines Inc.	748,907	34,143
	Synovus Financial Corp.	11,540,675	33,699
	StanCorp Financial Group Inc.	677,913	33,496
	Corporate Office Properties Trust	1,308,794	33,374
*	Stifel Financial Corp.	924,855	32,990
	Hanover Insurance Group Inc.	671,912	32,877
	White Mountains Insurance Group Ltd.	56,743	32,624
	Primerica Inc.	864,438	32,365
	Brandywine Realty Trust	2,392,634	32,348
	TCF Financial Corp.	2,257,711	32,014
	DCT Industrial Trust Inc.	4,461,644	31,901
*	MGIC Investment Corp.	5,172,167	31,395
	Erie Indemnity Co. Class A	392,857	31,307
	Medical Properties Trust Inc.	2,183,157	31,263
	Sovran Self Storage Inc.	481,007	31,164
	UMB Financial Corp.	558,758	31,106
	Radian Group Inc.	2,647,215	30,761
	American National Insurance Co.	308,180	30,655
^	Lexington Realty Trust	2,622,201	30,627
	Endurance Specialty Holdings Ltd.	592,416	30,480
*	Sunstone Hotel Investors Inc.	2,493,612	30,123
	Washington Federal Inc.	1,591,680	30,051
	Assurant Inc.	588,148	29,943
	Mack-Cali Realty Corp.	1,211,892	29,679
*	MBIA Inc.	2,212,347	29,446
	Colonial Properties Trust	1,219,986	29,426
	CubeSmart	1,836,214	29,343
	DiamondRock Hospitality Co.	2,988,095	27,849
	NorthStar Realty Finance Corp.	3,029,181	27,566
^	Valley National Bancorp	2,891,780	27,385

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Washington REIT	1,016,757	27,361
	ARMOUR Residential REIT Inc.	5,716,216	26,923
	FNB Corp.	2,215,766	26,766
	CapitalSource Inc.	2,849,209	26,726
	Platinum Underwriters Holdings Ltd.	460,991	26,378
*	Texas Capital Bancshares Inc.	591,919	26,258
	Ryman Hospitality Properties	670,799	26,168
*	Alexander & Baldwin Inc.	657,727	26,145
	New Residential Investment Corp.	3,868,791	26,076
	BankUnited Inc.	997,821	25,953
	Sun Communities Inc.	520,545	25,902
	Umpqua Holdings Corp.	1,710,652	25,677
	Home Loan Servicing Solutions Ltd.	1,067,386	25,585
^	First Financial Bankshares Inc.	457,738	25,478
	MarketAxess Holdings Inc.	544,431	25,452
	Potlatch Corp.	618,634	25,018
	Capitol Federal Financial Inc.	2,048,748	24,872
	Symetra Financial Corp.	1,547,181	24,739
	EastGroup Properties Inc.	439,207	24,714
	CYS Investments Inc.	2,674,767	24,635
	Pebblebrook Hotel Trust	938,390	24,257
	Glimcher Realty Trust	2,213,636	24,173
	DuPont Fabros Technology Inc.	990,321	23,916
	First Industrial Realty Trust Inc.	1,562,347	23,701
*	Altisource Portfolio Solutions SA	247,959	23,328
	Glacier Bancorp Inc.	1,045,624	23,202
	Iberiabank Corp.	431,041	23,108
	Newcastle Investment Corp.	4,404,569	23,036
	Kemper Corp.	666,940	22,843
	Equity One Inc.	1,000,993	22,652
	RLI Corp.	292,799	22,373
^,*	St. Joe Co.	1,060,379	22,321
*	Strategic Hotels & Resorts Inc.	2,501,919	22,167
	Cathay General Bancorp	1,084,813	22,076
	BancorpSouth Inc.	1,239,633	21,942
	PrivateBancorp Inc.	1,021,700	21,670
	EverBank Financial Corp.	1,308,531	21,669
	Old National Bancorp	1,553,121	21,480
	MB Financial Inc.	797,630	21,376
^	Redwood Trust Inc.	1,255,588	21,345
	Bank of the Ozarks Inc.	486,349	21,074
	Government Properties Income Trust	835,519	21,072
*	First Cash Financial Services Inc.	424,040	20,867
	Acadia Realty Trust	842,883	20,811
	Wintrust Financial Corp.	537,852	20,589
	LTC Properties Inc.	524,252	20,472
	BOK Financial Corp.	315,820	20,228
	Trustmark Corp.	821,252	20,186
	PS Business Parks Inc.	279,416	20,165
*	Virtus Investment Partners Inc.	113,560	20,017
	Cash America International Inc.	435,938	19,818
	Janus Capital Group Inc.	2,321,664	19,757
	Colony Financial Inc.	987,461	19,641
	National Health Investors Inc.	320,401	19,179
	Healthcare Trust of America Inc. Class A	1,703,258	19,128
	International Bancshares Corp.	823,785	18,601
	Columbia Banking System Inc.	780,078	18,574
	Mercury General Corp.	420,928	18,504
	Selective Insurance Group Inc.	802,081	18,464
	Spirit Realty Capital Inc.	1,037,514	18,385
^	United Bankshares Inc.	692,652	18,321
	Pennsylvania REIT	964,468	18,209
	National Penn Bancshares Inc.	1,784,843	18,134
*	Walter Investment Management Corp.	536,120	18,126

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Community Bank System Inc.	582,457	17,969
	Westamerica Bancorporation	392,837	17,949
^	Home BancShares Inc.	688,278	17,875
*	Western Alliance Bancorp	1,128,766	17,868
	Education Realty Trust Inc.	1,741,515	17,816
	Greenhill & Co. Inc.	388,880	17,787
	Franklin Street Properties Corp.	1,347,383	17,785
	Capstead Mortgage Corp.	1,460,002	17,666
^,*	Zillow Inc. Class A	312,631	17,601
	Argo Group International Holdings Ltd.	415,099	17,596
	Northwest Bancshares Inc.	1,288,681	17,410
	Montpelier Re Holdings Ltd.	693,413	17,342
	PacWest Bancorp	562,149	17,230
	Tower Group International Ltd.	834,229	17,110
	PennyMac Mortgage Investment Trust	810,808	17,068
*	WisdomTree Investments Inc.	1,464,649	16,946
	Cousins Properties Inc.	1,658,349	16,749
^,*	First BanCorp	2,362,338	16,725
	BBCN Bancorp Inc.	1,145,921	16,295
	Investors Bancorp Inc.	768,653	16,203
	American Capital Mortgage Investment Corp.	900,641	16,185
	Evercore Partners Inc. Class A	410,139	16,110
	CVB Financial Corp.	1,362,502	16,023
	American Assets Trust Inc.	515,463	15,907
	Hersha Hospitality Trust Class A	2,784,320	15,704
	Chesapeake Lodging Trust	741,826	15,423
	First Citizens BancShares Inc. Class A	78,665	15,108
	First Midwest Bancorp Inc.	1,089,237	14,944
	Horace Mann Educators Corp.	606,132	14,778
*	National Financial Partners Corp.	582,101	14,733
*	Knight Capital Group Inc. Class A	4,099,235	14,716
^	Amtrust Financial Services Inc.	411,709	14,698
	American Equity Investment Life Holding Co.	928,948	14,584
*	Hilltop Holdings Inc.	880,031	14,433
	Ramco-Gershenson Properties Trust	915,293	14,215
	Sabra Health Care REIT Inc.	543,270	14,185
*	Enstar Group Ltd.	106,130	14,113
	Astoria Financial Corp.	1,284,059	13,842
	Hudson Pacific Properties Inc.	649,592	13,823
	NBT Bancorp Inc.	635,447	13,452
	Retail Opportunity Investments Corp.	963,668	13,395
*	TFS Financial Corp.	1,180,263	13,219
	National Bank Holdings Corp. Class A	670,977	13,218
*	iStar Financial Inc.	1,169,121	13,199
	Inland Real Estate Corp.	1,290,761	13,192
	Kennedy-Wilson Holdings Inc.	792,403	13,186
	Investors Real Estate Trust	1,532,961	13,183
	Ashford Hospitality Trust Inc.	1,151,300	13,182
*	Pinnacle Financial Partners Inc.	508,352	13,070
^,*	Nationstar Mortgage Holdings Inc.	345,784	12,946
	Provident Financial Services Inc.	820,316	12,945
	STAG Industrial Inc.	644,963	12,867
	OFG Bancorp	696,857	12,620
	Associated Estates Realty Corp.	783,215	12,594
*	Ezcorp Inc. Class A	743,020	12,542
	First Financial Bancorp	839,448	12,508
	SCBT Financial Corp.	246,957	12,444
	Sterling Financial Corp.	523,268	12,443
	Anworth Mortgage Asset Corp.	2,207,073	12,360
*	World Acceptance Corp.	141,373	12,291
	Boston Private Financial Holdings Inc.	1,154,628	12,285
	Park National Corp.	176,498	12,141
	Select Income REIT	418,015	11,721
	Employers Holdings Inc.	474,355	11,598

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Nelnet Inc. Class A	320,746	11,576
	ViewPoint Financial Group Inc.	551,072	11,468
	Independent Bank Corp.	330,376	11,398
*	Encore Capital Group Inc.	343,671	11,379
	Resource Capital Corp.	1,842,428	11,331
	WesBanco Inc.	423,818	11,202
	Interactive Brokers Group Inc.	689,252	11,007
*	Central Pacific Financial Corp.	608,546	10,954
	First Potomac Realty Trust	838,157	10,946
	Chemical Financial Corp.	420,546	10,930
*	Greenlight Capital Re Ltd. Class A	442,719	10,860
	BGC Partners Inc. Class A	1,830,605	10,782
	Parkway Properties Inc.	630,230	10,563
	First Commonwealth Financial Corp.	1,420,524	10,469
*	NetSpend Holdings Inc.	644,963	10,300
	Safety Insurance Group Inc.	212,324	10,300
	Berkshire Hills Bancorp Inc.	363,803	10,099
*	Forestar Group Inc.	502,668	10,084
*	FelCor Lodging Trust Inc.	1,706,174	10,083
	Banner Corp.	297,197	10,042
	Infinity Property & Casualty Corp.	167,109	9,986
*	Navigators Group Inc.	173,394	9,890
*	Artisan Partners Asset Management Inc.	195,225	9,744
*	Credit Acceptance Corp.	90,010	9,456
	Oritani Financial Corp.	589,025	9,236
	Cohen & Steers Inc.	270,279	9,184
	Alexander's Inc.	31,179	9,158
	HFF Inc. Class A	511,935	9,097
	City Holding Co.	228,065	8,883
	Brookline Bancorp Inc.	1,017,024	8,828
	Maiden Holdings Ltd.	774,415	8,689
	Silver Bay Realty Trust Corp.	510,606	8,456
	S&T Bancorp Inc.	431,159	8,451
^,*	Ambac Financial Group Inc.	344,304	8,205
*	DFC Global Corp.	587,521	8,114
	AG Mortgage Investment Trust Inc.	426,723	8,027
*	Piper Jaffray Cos.	250,359	7,914
	Getty Realty Corp.	382,486	7,898
*	Investment Technology Group Inc.	539,912	7,548
	Saul Centers Inc.	169,583	7,540
	Tompkins Financial Corp.	166,484	7,523
	Universal Health Realty Income Trust	174,384	7,521
*	MoneyGram International Inc.	309,487	7,010
*	Tejon Ranch Co.	245,976	7,008
	FXCM Inc. Class A	424,561	6,967
	State Bank Financial Corp.	463,104	6,960
*	PICO Holdings Inc.	329,801	6,913
	Urstadt Biddle Properties Inc. Class A	341,853	6,895
*	Green Dot Corp. Class A	344,501	6,873
	Dime Community Bancshares Inc.	443,291	6,791
	United Fire Group Inc.	270,274	6,711
*	Capital Bank Financial Corp.	343,810	6,529
	FBL Financial Group Inc. Class A	149,158	6,490
	National Western Life Insurance Co. Class A	34,023	6,459
	Rouse Properties Inc.	304,789	5,980
	Meadowbrook Insurance Group Inc.	729,193	5,855
	Aviv REIT Inc.	228,522	5,779
	OneBeacon Insurance Group Ltd. Class A	342,512	4,960
*	NewStar Financial Inc.	340,187	4,531
	Bancfirst Corp.	93,542	4,354
	GFI Group Inc.	1,093,604	4,276
*	Flagstar Bancorp Inc.	301,911	4,215
*	Walker & Dunlop Inc.	240,282	4,205
^,*	Blackhawk Network Holdings Inc.	176,065	4,085

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Beneficial Mutual Bancorp Inc.	486,103	4,083
	State Auto Financial Corp.	216,606	3,936
	Northfield Bancorp Inc.	313,931	3,679
*	TESARO Inc.	112,231	3,674
	GAMCO Investors Inc.	60,911	3,375
*	Kearny Financial Corp.	207,161	2,173
	Urstadt Biddle Properties Inc.	59,069	1,060
			8,306,060
Health Care (9.9%)
*	Onyx Pharmaceuticals Inc.	1,113,094	146,238
	Cooper Cos. Inc.	744,663	88,652
*	Tenet Healthcare Corp.	1,584,003	73,023
*	Pharmacyclics Inc.	891,104	70,816
*	MEDNAX Inc.	767,875	70,322
	Warner Chilcott plc Class A	3,456,232	68,710
*	Covance Inc.	852,029	64,873
	Community Health Systems Inc.	1,370,513	64,250
*	Health Management Associates Inc. Class A	3,770,856	59,278
*	Alkermes plc	2,054,307	58,917
*	Salix Pharmaceuticals Ltd.	890,306	58,894
*	Sirona Dental Systems Inc.	839,870	55,331
*	Medivation Inc.	1,090,302	53,643
*	Seattle Genetics Inc.	1,575,958	49,580
*	Jazz Pharmaceuticals plc	720,820	49,542
	Teleflex Inc.	628,543	48,706
*	Cubist Pharmaceuticals Inc.	996,933	48,152
*	Ariad Pharmaceuticals Inc.	2,682,509	46,917
*	United Therapeutics Corp.	684,446	45,050
*	Isis Pharmaceuticals Inc.	1,640,198	44,072
*	Team Health Holdings Inc.	1,051,646	43,191
*	Centene Corp.	791,532	41,524
*	Incyte Corp. Ltd.	1,870,503	41,151
^,*	Theravance Inc.	1,064,496	41,015
*	PAREXEL International Corp.	869,279	39,935
*	Brookdale Senior Living Inc. Class A	1,505,158	39,796
^	Questcor Pharmaceuticals Inc.	819,218	37,242
	Techne Corp.	535,795	37,013
*	Align Technology Inc.	999,052	37,005
*	WellCare Health Plans Inc.	665,466	36,967
*	Health Net Inc.	1,154,144	36,725
	STERIS Corp.	854,792	36,653
*	HealthSouth Corp.	1,268,756	36,540
*	Cepheid Inc.	1,027,516	35,367
	West Pharmaceutical Services Inc.	501,417	35,230
*	Bio-Rad Laboratories Inc. Class A	304,064	34,116
*	LifePoint Hospitals Inc.	689,430	33,672
	Owens & Minor Inc.	969,741	32,806
*	Myriad Genetics Inc.	1,219,856	32,777
*	Haemonetics Corp.	782,160	32,342
*	Endo Health Solutions Inc.	859,426	31,618
*	HMS Holdings Corp.	1,343,051	31,293
*	Charles River Laboratories International Inc.	750,905	30,810
	Hill-Rom Holdings Inc.	912,966	30,749
*	Alere Inc.	1,179,708	28,903
*	ViroPharma Inc.	997,800	28,587
*	Thoratec Corp.	875,875	27,424
*	Medicines Co.	855,480	26,315
^,*	Arena Pharmaceuticals Inc.	3,327,233	25,620
*	Alnylam Pharmaceuticals Inc.	807,504	25,041
*	Bruker Corp.	1,531,712	24,737
*	Insulet Corp.	775,648	24,363
	Healthcare Services Group Inc.	993,299	24,356
*	Magellan Health Services Inc.	413,701	23,200
*	DexCom Inc.	1,026,384	23,042

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Prestige Brands Holdings Inc.	783,556	22,833
*	ImmunoGen Inc.	1,295,200	21,487
*	HeartWare International Inc.	225,418	21,439
*	Cyberonics Inc.	402,323	20,905
*	NPS Pharmaceuticals Inc.	1,381,023	20,853
*	Acorda Therapeutics Inc.	621,623	20,507
*	Nektar Therapeutics	1,766,595	20,404
*	Impax Laboratories Inc.	994,409	19,838
^,*	Vivus Inc.	1,541,739	19,395
*	Neogen Corp.	348,319	19,353
*	Wright Medical Group Inc.	715,782	18,761
	Air Methods Corp.	535,272	18,135
*	Acadia Healthcare Co. Inc.	539,908	17,855
*	Santarus Inc.	844,413	17,775
*	NuVasive Inc.	675,500	16,746
^,*	Sarepta Therapeutics Inc.	439,456	16,721
*	Puma Biotechnology Inc.	372,279	16,518
^	PDL BioPharma Inc.	2,138,239	16,507
^,*	Opko Health Inc.	2,316,708	16,449
	Masimo Corp.	775,325	16,437
*	Amsurg Corp. Class A	464,166	16,292
*	Hanger Inc.	504,934	15,971
*	Molina Healthcare Inc.	416,179	15,474
	Abaxis Inc.	320,599	15,232
*	Volcano Corp.	836,282	15,162
*	ArthroCare Corp.	431,887	14,913
*	Akorn Inc.	1,100,705	14,881
^,*	Exact Sciences Corp.	1,063,222	14,789
*	ICU Medical Inc.	200,996	14,484
*	Emeritus Corp.	615,071	14,257
^,*	Globus Medical Inc.	839,213	14,149
*	Ironwood Pharmaceuticals Inc. Class A	1,419,435	14,123
*	Clovis Oncology Inc.	203,568	13,635
	Analogic Corp.	186,947	13,615
*	BioScrip Inc.	825,171	13,615
	CONMED Corp.	423,571	13,232
*	IPC The Hospitalist Co. Inc.	256,003	13,148
	Meridian Bioscience Inc.	601,637	12,935
*	Auxilium Pharmaceuticals Inc.	753,072	12,524
*	NxStage Medical Inc.	866,699	12,376
*	Endologix Inc.	915,268	12,155
*	InterMune Inc.	1,246,589	11,992
*	Luminex Corp.	577,425	11,901
*	Aegerion Pharmaceuticals Inc.	187,628	11,884
*	Integra LifeSciences Holdings Corp.	321,510	11,777
^,*	Exelixis Inc.	2,526,594	11,471
*	Infinity Pharmaceuticals Inc.	694,017	11,278
*	Quidel Corp.	438,248	11,188
^,*	Bio-Reference Labs Inc.	380,191	10,930
*	ABIOMED Inc.	502,801	10,840
*	Momenta Pharmaceuticals Inc.	713,781	10,750
	Cantel Medical Corp.	313,775	10,628
*	Kindred Healthcare Inc.	784,083	10,295
*	Halozyme Therapeutics Inc.	1,295,926	10,290
*	Achillion Pharmaceuticals Inc.	1,253,520	10,254
^,*	Optimer Pharmaceuticals Inc.	706,969	10,230
	Ensign Group Inc.	283,604	9,989
*	Vanguard Health Systems Inc.	475,655	9,865
^,*	Dendreon Corp.	2,296,017	9,460
*	ACADIA Pharmaceuticals Inc.	499,174	9,060
*	Synageva BioPharma Corp.	208,197	8,744
*	Healthways Inc.	499,031	8,673
^,*	Merrimack Pharmaceuticals Inc.	1,247,428	8,395
*	Accretive Health Inc.	742,733	8,029

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Orthofix International NV	297,186	7,994
^,*	MannKind Corp.	1,224,071	7,956
	Select Medical Holdings Corp.	958,849	7,863
*	HealthStream Inc.	305,853	7,744
*	Lexicon Pharmaceuticals Inc.	3,526,069	7,652
^,*	Sequenom Inc.	1,758,712	7,404
^,*	MAKO Surgical Corp.	609,446	7,344
*	Tornier NV	395,944	6,929
*	Merit Medical Systems Inc.	617,404	6,884
	Invacare Corp.	445,672	6,400
*	Emergent Biosolutions Inc.	442,682	6,383
*	Cadence Pharmaceuticals Inc.	917,265	6,256
	Spectrum Pharmaceuticals Inc.	825,093	6,155
	National Healthcare Corp.	128,725	6,153
*	Genomic Health Inc.	184,616	5,854
^,*	Accuray Inc.	1,018,752	5,848
^,*	Idenix Pharmaceuticals Inc.	1,534,503	5,540
^,*	Synergy Pharmaceuticals Inc.	1,239,596	5,355
*	Corvel Corp.	181,823	5,322
*	Amedisys Inc.	453,877	5,274
	Universal American Corp.	589,941	5,245
*	Gentiva Health Services Inc.	454,306	4,525
*	Sagent Pharmaceuticals Inc.	214,954	4,510
*	Rigel Pharmaceuticals Inc.	1,340,559	4,477
*	LHC Group Inc.	188,643	3,694
	Enzon Pharmaceuticals Inc.	283,259	566
*	LipoScience Inc.	44,940	314
			3,481,535
Industrials (19.7%)
*	B/E Aerospace Inc.	1,602,699	101,098
	Fortune Brands Home & Security Inc.	2,525,145	97,824
	Towers Watson & Co. Class A	995,838	81,599
	Valspar Corp.	1,210,459	78,280
	Wabtec Corp.	1,398,589	74,727
*	Flextronics International Ltd.	9,575,101	74,111
	Waste Connections Inc.	1,794,393	73,821
	Packaging Corp. of America	1,500,717	73,475
	Lincoln Electric Holdings Inc.	1,269,795	72,721
*	United Rentals Inc.	1,442,257	71,983
*	Colfax Corp.	1,315,568	68,554
	IDEX Corp.	1,258,537	67,722
	Total System Services Inc.	2,576,066	63,062
	Triumph Group Inc.	789,662	62,502
*	Kirby Corp.	781,810	62,185
	Bemis Co. Inc.	1,574,855	61,640
	Carlisle Cos. Inc.	973,261	60,644
	Graco Inc.	936,533	59,198
	Jack Henry & Associates Inc.	1,252,165	59,015
	Nordson Corp.	834,475	57,837
	MSC Industrial Direct Co. Inc. Class A	741,389	57,428
*	Genesee & Wyoming Inc. Class A	669,595	56,808
	PerkinElmer Inc.	1,711,224	55,615
	Rock Tenn Co. Class A	550,639	54,998
	URS Corp.	1,160,310	54,790
	Global Payments Inc.	1,165,466	53,984
	Sonoco Products Co.	1,549,493	53,566
*	CoStar Group Inc.	414,523	53,502
	Aptargroup Inc.	968,657	53,480
	Valmont Industries Inc.	368,648	52,750
*	Hexcel Corp.	1,532,720	52,189
	Babcock & Wilcox Co.	1,715,431	51,514
*	Oshkosh Corp.	1,345,198	51,077
	Acuity Brands Inc.	654,976	49,464
	Broadridge Financial Solutions Inc.	1,855,762	49,326

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Ryder System Inc.	793,870	48,259
*	AECOM Technology Corp.	1,494,498	47,510
	Kennametal Inc.	1,205,353	46,804
*	NeuStar Inc. Class A	956,945	46,584
	Trinity Industries Inc.	1,211,051	46,553
*	WESCO International Inc.	675,290	45,893
*	WEX Inc.	593,951	45,556
	Lennox International Inc.	694,346	44,813
	AO Smith Corp.	1,215,332	44,092
	Genpact Ltd.	2,276,334	43,797
	Huntington Ingalls Industries Inc.	765,039	43,209
	FEI Co.	590,473	43,099
	Eagle Materials Inc.	643,392	42,638
*	Terex Corp.	1,617,294	42,535
	Regal-Beloit Corp.	654,293	42,424
	Crane Co.	707,484	42,392
*	Clean Harbors Inc.	834,065	42,145
	World Fuel Services Corp.	1,052,514	42,080
*	Teledyne Technologies Inc.	542,824	41,987
*	Old Dominion Freight Line Inc.	989,363	41,177
*	FleetCor Technologies Inc.	497,654	40,459
	Alliant Techsystems Inc.	491,117	40,434
	ITT Corp.	1,371,342	40,331
	Macquarie Infrastructure Co. LLC	753,707	40,286
	Lender Processing Services Inc.	1,239,736	40,105
	EnerSys Inc.	815,347	39,985
	Toro Co.	879,381	39,933
	CLARCOR Inc.	760,708	39,717
	EMCOR Group Inc.	976,154	39,681
	Exelis Inc.	2,876,617	39,669
*	Spirit Aerosystems Holdings Inc. Class A	1,832,187	39,355
^	RR Donnelley & Sons Co.	2,777,275	38,910
	Woodward Inc.	947,528	37,901
	MAXIMUS Inc.	496,798	37,002
	Landstar System Inc.	712,956	36,717
	Manitowoc Co. Inc.	2,044,171	36,611
*	Vantiv Inc. Class A	1,282,750	35,404
*	Owens-Illinois Inc.	1,259,351	34,997
	Covanta Holding Corp.	1,702,661	34,087
	GATX Corp.	716,642	33,990
*	Zebra Technologies Corp.	779,807	33,875
	Con-way Inc.	862,746	33,613
	Belden Inc.	671,719	33,539
*	Foster Wheeler AG	1,533,482	33,292
	Actuant Corp. Class A	1,008,615	33,254
	Generac Holdings Inc.	890,311	32,950
	Watsco Inc.	390,147	32,757
*	Moog Inc. Class A	635,590	32,752
*	USG Corp.	1,412,310	32,554
	Corporate Executive Board Co.	514,769	32,544
*	CoreLogic Inc.	1,389,293	32,190
	Silgan Holdings Inc.	683,385	32,092
*	Louisiana-Pacific Corp.	2,134,073	31,563
	Air Lease Corp. Class A	1,142,295	31,516
*	Esterline Technologies Corp.	431,182	31,170
^	IPG Photonics Corp.	512,276	31,111
*	MasTec Inc.	941,277	30,968
*	Anixter International Inc.	397,327	30,121
*	DigitalGlobe Inc.	969,670	30,069
*	Advisory Board Co.	542,395	29,642
	Harsco Corp.	1,235,430	28,650
	Cognex Corp.	630,658	28,518
	Gardner Denver Inc.	375,903	28,260
	Applied Industrial Technologies Inc.	579,497	28,007

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Vishay Intertechnology Inc.	2,008,517	27,898
	Deluxe Corp.	777,127	26,927
^,*	Coinstar Inc.	429,793	25,216
	Littelfuse Inc.	337,804	25,204
	Convergys Corp.	1,445,167	25,189
	UTi Worldwide Inc.	1,517,348	24,991
*	Graphic Packaging Holding Co.	3,185,975	24,659
*	Itron Inc.	574,274	24,366
	Curtiss-Wright Corp.	643,931	23,864
*	Tetra Tech Inc.	992,882	23,343
*	Euronet Worldwide Inc.	723,377	23,047
*	MWI Veterinary Supply Inc.	185,884	22,908
	TAL International Group Inc.	517,252	22,537
	Mine Safety Appliances Co.	482,461	22,459
^,*	VistaPrint NV	450,135	22,223
	General Cable Corp.	722,469	22,216
*	Navistar International Corp.	795,801	22,091
	Brady Corp. Class A	700,734	21,534
^,*	Texas Industries Inc.	325,932	21,231
*	Mobile Mini Inc.	635,505	21,067
*	Swift Transportation Co.	1,270,164	21,009
	Barnes Group Inc.	698,250	20,941
	Mueller Industries Inc.	408,837	20,618
	Greif Inc. Class A	389,589	20,520
*	Trimas Corp.	545,912	20,352
*	Veeco Instruments Inc.	568,626	20,141
	UniFirst Corp.	219,537	20,033
	United Stationers Inc.	590,449	19,810
	Heartland Payment Systems Inc.	527,941	19,666
*	Hub Group Inc. Class A	538,484	19,612
	Franklin Electric Co. Inc.	579,806	19,510
	Coherent Inc.	353,486	19,466
*	Armstrong World Industries Inc.	407,133	19,457
*	FTI Consulting Inc.	585,645	19,262
*	Berry Plastics Group Inc.	869,658	19,193
	Watts Water Technologies Inc. Class A	418,034	18,954
*	Cardtronics Inc.	686,587	18,950
	Brink's Co.	733,074	18,701
*	OSI Systems Inc.	289,203	18,630
	Simpson Manufacturing Co. Inc.	630,951	18,563
*	On Assignment Inc.	694,059	18,545
*	RBC Bearings Inc.	351,496	18,260
*	PHH Corp.	872,086	17,773
	Forward Air Corp.	462,609	17,709
*	Proto Labs Inc.	269,949	17,539
	ABM Industries Inc.	711,195	17,431
*	Atlas Air Worldwide Holdings Inc.	395,184	17,293
*	Sanmina Corp.	1,201,124	17,236
	HEICO Corp.	337,201	16,985
*	Universal Display Corp.	599,057	16,840
*	Benchmark Electronics Inc.	830,346	16,690
	Mueller Water Products Inc. Class A	2,411,307	16,662
	Matson Inc.	651,822	16,296
*	EnPro Industries Inc.	320,098	16,248
	Werner Enterprises Inc.	671,424	16,228
	Acacia Research Corp.	713,741	15,952
*	Orbital Sciences Corp.	916,179	15,914
	Aircastle Ltd.	993,305	15,883
	Granite Construction Inc.	533,549	15,878
	Otter Tail Corp.	553,916	15,731
*	Huron Consulting Group Inc.	337,850	15,622
*	Plexus Corp.	520,826	15,567
	Knight Transportation Inc.	915,496	15,399
	Raven Industries Inc.	499,821	14,985

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Albany International Corp.	433,117	14,284
	Kaman Corp.	412,940	14,271
	AZZ Inc.	369,511	14,248
^	Sturm Ruger & Co. Inc.	295,082	14,176
*	ExlService Holdings Inc.	473,418	13,994
	Lindsay Corp.	186,445	13,980
*	Korn/Ferry International	743,499	13,933
*	II-VI Inc.	855,104	13,904
	Cubic Corp.	285,794	13,747
	MTS Systems Corp.	241,437	13,665
	CIRCOR International Inc.	268,145	13,638
	Tennant Co.	280,989	13,563
	Kaydon Corp.	491,724	13,547
	G&K Services Inc. Class A	283,733	13,506
*	Aegion Corp. Class A	599,314	13,491
^,*	SunPower Corp. Class A	648,665	13,427
	Textainer Group Holdings Ltd.	342,147	13,152
^,*	GrafTech International Ltd.	1,750,894	12,747
	HEICO Corp. Class A	345,006	12,734
	AAR Corp.	576,452	12,670
	McGrath RentCorp	366,697	12,526
	ESCO Technologies Inc.	383,545	12,419
*	Rogers Corp.	260,718	12,337
*	TrueBlue Inc.	584,333	12,300
*	Wesco Aircraft Holdings Inc.	644,693	11,972
*	Greatbatch Inc.	364,998	11,968
*	Trex Co. Inc.	249,356	11,842
*	Imperva Inc.	262,227	11,811
	Universal Forest Products Inc.	288,277	11,508
*	Team Inc.	299,229	11,326
	Exponent Inc.	191,243	11,304
	Primoris Services Corp.	551,212	10,870
	Booz Allen Hamilton Holding Corp.	624,575	10,855
*	Rofin-Sinar Technologies Inc.	431,843	10,770
	Altra Holdings Inc.	391,679	10,724
*	Wabash National Corp.	1,045,833	10,647
	Insperity Inc.	351,030	10,636
*	Measurement Specialties Inc.	227,281	10,575
*	Tutor Perini Corp.	580,930	10,509
*	Meritor Inc.	1,488,285	10,492
	Standex International Corp.	193,910	10,229
*	Power-One Inc.	1,591,231	10,057
	Sun Hydraulics Corp.	320,534	10,026
*	Rexnord Corp.	594,611	10,019
	Apogee Enterprises Inc.	417,176	10,012
	Heartland Express Inc.	712,092	9,877
^,*	Smith & Wesson Holding Corp.	979,982	9,780
	Encore Wire Corp.	284,045	9,686
*	ExamWorks Group Inc.	455,081	9,661
	H&E Equipment Services Inc.	456,452	9,617
*	Sykes Enterprises Inc.	608,620	9,592
	Astec Industries Inc.	279,169	9,573
	Quanex Building Products Corp.	568,387	9,572
	ManTech International Corp. Class A	365,369	9,543
*	DXP Enterprises Inc.	140,970	9,389
	Badger Meter Inc.	208,324	9,281
	AAON Inc.	280,516	9,279
*	Navigant Consulting Inc.	770,344	9,244
	Quad/Graphics Inc.	383,282	9,237
*	Thermon Group Holdings Inc.	451,839	9,218
*	Greenbrier Cos. Inc.	374,098	9,117
	AVX Corp.	772,299	9,075
*	Roadrunner Transportation Systems Inc.	324,886	9,045
*	LifeLock Inc.	771,087	9,029

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	FARO Technologies Inc.	261,191	8,833
	John Bean Technologies Corp.	419,657	8,817
	Arkansas Best Corp.	373,032	8,561
	Materion Corp.	313,590	8,495
*	Checkpoint Systems Inc.	596,082	8,458
	Schnitzer Steel Industries Inc.	357,426	8,357
*	Monster Worldwide Inc.	1,690,947	8,303
*	Nortek Inc.	128,861	8,303
	Comfort Systems USA Inc.	540,220	8,060
*	EVERTEC Inc.	363,188	7,979
*	Newport Corp.	562,697	7,838
	Griffon Corp.	686,561	7,724
*	TeleTech Holdings Inc.	318,734	7,468
	Park Electrochemical Corp.	302,317	7,259
	Kelly Services Inc. Class A	412,070	7,199
	Gorman-Rupp Co.	224,432	7,146
	Landauer Inc.	145,428	7,026
*	TTM Technologies Inc.	821,020	6,897
	Resources Connection Inc.	591,931	6,866
^,*	Bazaarvoice Inc.	722,599	6,807
*	InnerWorkings Inc.	620,501	6,732
	American Science & Engineering Inc.	118,931	6,660
*	RPX Corp.	392,304	6,591
*	CAI International Inc.	270,636	6,379
	Black Box Corp.	246,385	6,238
	Kforce Inc.	421,871	6,159
^,*	Nuverra Environmental Solutions Inc.	2,119,592	6,147
*	Dice Holdings Inc.	640,086	5,895
*	Consolidated Graphics Inc.	125,035	5,878
*	Layne Christensen Co.	287,539	5,610
*	Aerovironment Inc.	273,821	5,526
^,*	Higher One Holdings Inc.	460,963	5,366
*	Air Transport Services Group Inc.	790,285	5,224
^,*	Taminco Corp.	249,544	5,088
*	Boise Cascade Co.	198,450	5,043
	American Railcar Industries Inc.	147,654	4,948
	Greif Inc. Class B	84,896	4,759
*	Mistras Group Inc.	239,019	4,202
	Electro Scientific Industries Inc.	383,945	4,131
	Hyster-Yale Materials Handling Inc.	62,348	3,915
*	M/A-COM Technology Solutions Holdings Inc.	141,701	2,069
*	Kemet Corp.	503,358	2,069
*	Aeroflex Holding Corp.	259,493	2,047
*	Multi-Fineline Electronix Inc.	125,968	1,866
^,*	Swisher Hygiene Inc.	867,826	746
*	Viasystems Group Inc.	63,333	730
			6,897,281
Oil & Gas (5.1%)
*	Oil States International Inc.	841,159	77,925
*	Superior Energy Services Inc.	2,442,114	63,348
*	WPX Energy Inc.	3,064,659	58,045
*	Gulfport Energy Corp.	1,182,943	55,681
*	Dril-Quip Inc.	558,540	50,431
*	Oasis Petroleum Inc.	1,216,188	47,273
*	Atwood Oceanics Inc.	905,496	47,131
*	Cheniere Energy Inc.	1,662,414	46,149
*	First Solar Inc.	1,030,626	46,100
	Lufkin Industries Inc.	493,383	43,650
*	Chart Industries Inc.	463,598	43,620
	Tidewater Inc.	756,813	43,116
	Patterson-UTI Energy Inc.	2,129,686	41,220
*	MRC Global Inc.	1,477,169	40,799
*	Rosetta Resources Inc.	934,116	39,719
	Targa Resources Corp.	583,309	37,524

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Kodiak Oil & Gas Corp.	4,064,365	36,132
	Bristow Group Inc.	551,511	36,025
*	Helix Energy Solutions Group Inc.	1,540,976	35,504
	SemGroup Corp. Class A	643,505	34,659
^,*	SandRidge Energy Inc.	6,812,664	32,428
*	Unit Corp.	751,677	32,006
	Berry Petroleum Co. Class A	725,990	30,724
*	McDermott International Inc.	3,621,226	29,622
*	Hornbeck Offshore Services Inc.	492,177	26,331
	Energy XXI Bermuda Ltd.	1,152,018	25,552
*	Exterran Holdings Inc.	903,851	25,416
*	Newfield Exploration Co.	1,036,329	24,758
	SEACOR Holdings Inc.	291,964	24,248
*	PDC Energy Inc.	463,638	23,868
	Western Refining Inc.	823,578	23,118
^,*	Ultra Petroleum Corp.	1,110,761	22,015
*	Forum Energy Technologies Inc.	703,435	21,405
^	CARBO Ceramics Inc.	300,605	20,270
	Gulfmark Offshore Inc.	366,921	16,544
^,*	Halcon Resources Corp.	2,834,216	16,070
*	Stone Energy Corp.	725,076	15,973
	Delek US Holdings Inc.	548,765	15,793
*	Carrizo Oil & Gas Inc.	555,135	15,727
	PBF Energy Inc. Class A	604,274	15,651
*	Bonanza Creek Energy Inc.	430,510	15,266
*	EPL Oil & Gas Inc.	500,668	14,700
*	Newpark Resources Inc.	1,315,899	14,462
^,*	Bill Barrett Corp.	710,253	14,361
^	EXCO Resources Inc.	1,827,420	13,961
^	RPC Inc.	1,010,555	13,956
*	Hercules Offshore Inc.	1,948,593	13,718
*	Geospace Technologies Corp.	197,115	13,617
*	Approach Resources Inc.	533,828	13,116
*	C&J Energy Services Inc.	661,378	12,811
	CVR Energy Inc.	265,510	12,585
*	Flotek Industries Inc.	701,091	12,578
	Crosstex Energy Inc.	617,973	12,211
*	Laredo Petroleum Holdings Inc.	593,283	12,198
*	Rex Energy Corp.	690,955	12,147
*	Key Energy Services Inc.	1,977,750	11,768
*	Northern Oil and Gas Inc.	876,800	11,696
*	TETRA Technologies Inc.	1,135,646	11,652
*	ION Geophysical Corp.	1,796,749	10,816
*	Diamondback Energy Inc.	322,373	10,741
	Comstock Resources Inc.	663,871	10,443
^,*	Sanchez Energy Corp.	423,068	9,714
*	Parker Drilling Co.	1,728,355	8,607
^,*	Magnum Hunter Resources Corp.	2,337,005	8,530
*	Resolute Energy Corp.	1,056,744	8,433
*	Matador Resources Co.	641,577	7,686
*	Swift Energy Co.	628,807	7,539
*	Forest Oil Corp.	1,822,020	7,452
*	Basic Energy Services Inc.	612,641	7,407
	W&T Offshore Inc.	513,974	7,345
*	GT Advanced Technologies Inc.	1,732,493	7,190
	Contango Oil & Gas Co.	208,792	7,047
*	Tesco Corp.	479,523	6,354
*	Pioneer Energy Services Corp.	908,710	6,016
*	Vantage Drilling Co.	2,768,068	5,647
^,*	Solazyme Inc.	472,104	5,533
*	Goodrich Petroleum Corp.	392,988	5,030
	Alon USA Energy Inc.	334,979	4,844
*	Clayton Williams Energy Inc.	92,894	4,041
*	Penn Virginia Corp.	845,695	3,975

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Willbros Group Inc.	605,571	3,718
*	PetroQuest Energy Inc.	836,823	3,314
^,*	Quicksilver Resources Inc.	1,868,792	3,139
*	Midstates Petroleum Co. Inc.	522,105	2,825
^,*	BPZ Resources Inc.	1,434,377	2,567
*	Harvest Natural Resources Inc.	330,986	1,026
			1,795,352
Other (0.0%)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
*	Federal-Mogul Corp. Rights 07/09/13	305,542	68
			351
Technology (10.6%)
*	NCR Corp.	2,515,923	83,000
^,*	3D Systems Corp.	1,449,162	63,618
	IAC/InterActiveCorp	1,264,468	60,138
*	Cadence Design Systems Inc.	4,114,824	59,583
	Solera Holdings Inc.	1,053,242	58,613
*	Concur Technologies Inc.	682,885	55,573
*	JDS Uniphase Corp.	3,616,692	52,008
*	CommVault Systems Inc.	675,104	51,234
*	Teradyne Inc.	2,914,600	51,210
*	Splunk Inc.	1,023,711	47,459
*	Ultimate Software Group Inc.	401,620	47,106
*	Atmel Corp.	6,233,521	45,816
^	Pitney Bowes Inc.	3,084,248	45,277
*	athenahealth Inc.	533,623	45,209
*	PTC Inc.	1,829,045	44,867
*	ViaSat Inc.	619,668	44,282
*	Ingram Micro Inc.	2,324,728	44,147
*	NetSuite Inc.	451,855	41,453
*	Aspen Technology Inc.	1,434,706	41,305
	AOL Inc.	1,126,452	41,093
*	Brocade Communications Systems Inc.	6,794,446	39,136
*	SolarWinds Inc.	978,687	37,983
^,*	Advanced Micro Devices Inc.	9,298,500	37,938
*	Riverbed Technology Inc.	2,377,143	36,988
*	Semtech Corp.	1,033,543	36,205
*	Rovi Corp.	1,583,702	36,172
*	Fortinet Inc.	1,987,297	34,778
	Mentor Graphics Corp.	1,728,251	33,787
*	Allscripts Healthcare Solutions Inc.	2,587,050	33,476
*	Clearwire Corp. Class A	6,651,370	33,124
	Diebold Inc.	971,839	32,741
*	Microsemi Corp.	1,419,310	32,289
	Compuware Corp.	3,104,887	32,136
*	QLIK Technologies Inc.	1,132,715	32,022
*	Guidewire Software Inc.	747,306	31,424
*	Tyler Technologies Inc.	458,346	31,420
	DST Systems Inc.	470,711	30,752
*	SS&C Technologies Holdings Inc.	930,146	30,602
*	Medidata Solutions Inc.	385,892	29,887
*	Verint Systems Inc.	839,906	29,791
	Lexmark International Inc. Class A	962,718	29,430
	Plantronics Inc.	661,338	29,046
*	Informatica Corp.	825,651	28,881
*	Ciena Corp.	1,480,860	28,758
	j2 Global Inc.	666,667	28,340
*	ACI Worldwide Inc.	608,882	28,301
	InterDigital Inc.	628,740	28,073
*	VeriFone Systems Inc.	1,658,147	27,873
*	ON Semiconductor Corp.	3,443,343	27,822
*	Polycom Inc.	2,635,831	27,782

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Tech Data Corp.	576,988	27,170
*	Fairchild Semiconductor International Inc. Class A	1,943,679	26,823
*	Cavium Inc.	745,217	26,358
*	SunEdison Inc.	3,187,678	26,043
*	MICROS Systems Inc.	602,465	25,996
*	Aruba Networks Inc.	1,657,301	25,456
*	Cornerstone OnDemand Inc.	584,842	25,318
	Fair Isaac Corp.	548,160	25,122
*	Sourcefire Inc.	452,200	25,120
*	EchoStar Corp. Class A	626,917	24,519
*	Silicon Laboratories Inc.	583,767	24,174
*	ARRIS Group Inc.	1,684,359	24,171
*	Hittite Microwave Corp.	409,246	23,736
*	Dealertrack Technologies Inc.	664,614	23,547
*	ExactTarget Inc.	691,909	23,331
*	Finisar Corp.	1,356,463	22,992
*	Manhattan Associates Inc.	297,456	22,952
	Blackbaud Inc.	699,350	22,778
*	CACI International Inc. Class A	352,628	22,388
*	Sapient Corp.	1,711,604	22,354
*	International Rectifier Corp.	1,061,351	22,225
*	RF Micro Devices Inc.	4,083,503	21,847
*	Advent Software Inc.	620,917	21,769
	Cypress Semiconductor Corp.	2,023,970	21,717
	MKS Instruments Inc.	810,532	21,512
	ADTRAN Inc.	860,660	21,181
*	Electronics for Imaging Inc.	709,642	20,076
*	Entegris Inc.	2,131,012	20,010
*	PMC - Sierra Inc.	3,118,816	19,805
*	Synaptics Inc.	496,924	19,161
*	Progress Software Corp.	801,369	18,440
	Cogent Communications Group Inc.	650,423	18,309
^,*	Fusion-io Inc.	1,278,115	18,200
*	Infinera Corp.	1,687,270	18,003
*	NETGEAR Inc.	588,927	17,986
*	Web.com Group Inc.	683,571	17,499
*	TriQuint Semiconductor Inc.	2,497,915	17,311
	Power Integrations Inc.	420,510	17,056
*	Ixia	922,790	16,979
*	SYNNEX Corp.	399,822	16,905
	Tessera Technologies Inc.	807,821	16,803
*	Integrated Device Technology Inc.	2,028,115	16,103
	Syntel Inc.	256,031	16,097
*	Cirrus Logic Inc.	919,596	15,964
*	MedAssets Inc.	883,923	15,681
*	Infoblox Inc.	535,046	15,655
*	OmniVision Technologies Inc.	824,360	15,374
	Intersil Corp. Class A	1,947,576	15,230
*	Unisys Corp.	674,030	14,876
*	Ultratech Inc.	402,774	14,790
	NIC Inc.	891,475	14,736
*	Bottomline Technologies de Inc.	577,742	14,611
	Monotype Imaging Holdings Inc.	554,619	14,093
*	Synchronoss Technologies Inc.	453,958	14,014
*	Rambus Inc.	1,619,754	13,914
*	Diodes Inc.	527,286	13,694
*	ScanSource Inc.	425,801	13,626
*	QLogic Corp.	1,359,981	13,001
*	Sonus Networks Inc.	4,310,697	12,975
*	RealPage Inc.	701,855	12,872
	Quality Systems Inc.	682,180	12,764
*	Kulicke & Soffa Industries Inc.	1,148,766	12,705
^,*	VirnetX Holding Corp.	627,771	12,549
*	Interactive Intelligence Group Inc.	243,108	12,544

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Netscout Systems Inc.	537,227	12,539
	Monolithic Power Systems Inc.	505,541	12,189
*	MicroStrategy Inc. Class A	138,561	12,049
*	Insight Enterprises Inc.	664,677	11,791
*	Demandware Inc.	276,365	11,721
	Loral Space & Communications Inc.	194,898	11,690
*	Cabot Microelectronics Corp.	337,584	11,144
*	Dycom Industries Inc.	479,772	11,102
*	Harmonic Inc.	1,730,930	10,991
*	InvenSense Inc.	713,399	10,972
*	ATMI Inc.	463,282	10,957
*	CSG Systems International Inc.	491,608	10,668
*	BroadSoft Inc.	384,915	10,624
*	Freescale Semiconductor Ltd.	776,437	10,521
*	Blucora Inc.	566,239	10,498
*	Palo Alto Networks Inc.	243,994	10,287
	United Online Inc.	1,336,094	10,128
*	Comverse Inc.	338,546	10,075
*	Advanced Energy Industries Inc.	563,774	9,815
	Tellabs Inc.	4,887,945	9,678
*	Digital River Inc.	507,323	9,522
*	Spansion Inc. Class A	759,923	9,514
	Brooks Automation Inc.	964,693	9,386
*	Applied Micro Circuits Corp.	1,033,545	9,095
*	Intermec Inc.	923,739	9,080
*	Lattice Semiconductor Corp.	1,766,152	8,954
*	FleetMatics Group plc	265,729	8,830
*	Ellie Mae Inc.	381,818	8,812
	Pegasystems Inc.	260,712	8,635
*	Emulex Corp.	1,323,513	8,629
*	LogMeIn Inc.	352,755	8,628
*	Tangoe Inc.	541,411	8,354
*	Jive Software Inc.	458,325	8,328
*	Responsys Inc.	566,467	8,106
^,*	Ruckus Wireless Inc.	623,829	7,991
	Computer Programs & Systems Inc.	152,273	7,483
	West Corp.	319,298	7,069
*	Silicon Graphics International Corp.	516,609	6,912
	Forrester Research Inc.	188,151	6,903
*	Silicon Image Inc.	1,178,899	6,897
*	LivePerson Inc.	757,081	6,780
*	EPAM Systems Inc.	242,171	6,582
	Comtech Telecommunications Corp.	237,993	6,400
*	iGATE Corp.	385,343	6,327
	EPIQ Systems Inc.	468,053	6,305
*	ICG Group Inc.	551,445	6,286
*	Ceva Inc.	321,167	6,218
*	IntraLinks Holdings Inc.	820,798	5,959
*	Pendrell Corp.	2,264,330	5,933
	Micrel Inc.	581,544	5,746
*	Shutterstock Inc.	102,445	5,714
*	Calix Inc.	560,924	5,665
*	Entropic Communications Inc.	1,302,793	5,563
*	FormFactor Inc.	821,348	5,544
*	Volterra Semiconductor Corp.	382,084	5,395
*	Super Micro Computer Inc.	483,945	5,149
*	Active Network Inc.	656,396	4,969
	Ebix Inc.	482,568	4,469
*	Vocera Communications Inc.	299,366	4,401
*	Mercury Systems Inc.	472,393	4,355
*	Quantum Corp.	3,159,264	4,328
^,*	Millennial Media Inc.	491,502	4,281
^,*	Amkor Technology Inc.	945,189	3,979
^	Ubiquiti Networks Inc.	201,576	3,536

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Inphi Corp.	268,845	2,957
^,*	Greenway Medical Technologies	202,823	2,503
*	STEC Inc.	285,390	1,918
^,*	Silver Spring Networks Inc.	71,311	1,779
*	Limelight Networks Inc.	745,023	1,676
	Systemax Inc.	169,929	1,599
*	KIT Digital Inc.	241	—
			3,729,841
Telecommunications (0.7%)
*	tw telecom inc Class A	2,300,737	64,743
*	Level 3 Communications Inc.	2,259,035	47,620
	Telephone & Data Systems Inc.	1,390,915	34,286
^,*	NII Holdings Inc.	2,495,994	16,648
	Consolidated Communications Holdings Inc.	583,080	10,151
	EarthLink Inc.	1,574,102	9,775
*	Cincinnati Bell Inc.	3,175,769	9,718
*	Vonage Holdings Corp.	2,590,633	7,332
	Atlantic Tele-Network Inc.	143,722	7,137
	United States Cellular Corp.	193,464	7,098
*	Iridium Communications Inc.	877,315	6,808
*	Leap Wireless International Inc.	845,106	5,688
			227,004
Utilities (3.8%)
	NV Energy Inc.	3,602,634	84,518
	AGL Resources Inc.	1,806,361	77,421
	ITC Holdings Corp.	800,974	73,129
	UGI Corp.	1,742,359	68,144
	Aqua America Inc.	2,154,029	67,400
	Questar Corp.	2,679,200	63,899
	Westar Energy Inc.	1,942,080	62,069
	Atmos Energy Corp.	1,384,248	56,837
	Great Plains Energy Inc.	2,353,169	53,040
	Cleco Corp.	924,212	42,911
	Vectren Corp.	1,259,584	42,612
	Piedmont Natural Gas Co. Inc.	1,159,715	39,129
	Hawaiian Electric Industries Inc.	1,503,472	38,053
	IDACORP Inc.	769,191	36,737
	Portland General Electric Co.	1,158,833	35,449
	WGL Holdings Inc.	791,778	34,221
	Southwest Gas Corp.	709,503	33,198
	Black Hills Corp.	678,554	33,080
^,*	Dynegy Inc.	1,454,824	32,806
	ALLETE Inc.	609,933	30,405
	UIL Holdings Corp.	774,541	29,626
	South Jersey Industries Inc.	488,320	28,034
	PNM Resources Inc.	1,217,035	27,006
	UNS Energy Corp.	601,772	26,917
	New Jersey Resources Corp.	638,326	26,510
	Avista Corp.	915,587	24,739
	NorthWestern Corp.	570,534	22,764
	El Paso Electric Co.	614,902	21,712
	Laclede Group Inc.	455,485	20,797
	MGE Energy Inc.	354,261	19,399
	Northwest Natural Gas Co.	412,384	17,518
	American States Water Co.	294,507	15,806
	Empire District Electric Co.	651,600	14,537
	California Water Service Group	692,586	13,512
	Atlantic Power Corp.	1,830,002	7,210
	Ormat Technologies Inc.	277,454	6,526
			1,327,671
Total Common Stocks (Cost $27,545,305)			34,823,656

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
2,3	Vanguard Market Liquidity Fund	0.127%		754,867,359	754,867

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.095%	9/4/13	8,300	8,298
4	Fannie Mae Discount Notes	0.100%	11/13/13	2,000	1,999
4,5	Freddie Mac Discount Notes	0.100%	9/4/13	1,000	1,000
4,5	Freddie Mac Discount Notes	0.110%	11/19/13	3,000	2,998

					14,295

Total Temporary Cash Investments (Cost $769,164)					769,162
Total Investments (101.5%) (Cost $28,314,469)					35,592,818
Other Assets and Liabilities—Net (-1.5%)[3]					(508,914)
Net Assets (100%)					35,083,904

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $457,795,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $484,034,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $11,146,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Basic Materials (2.4%)
	NewMarket Corp.	122,692	32,214
	Royal Gold Inc.	703,772	29,615
	Carpenter Technology Corp.	576,367	25,977
*,^	Polypore International Inc.	536,746	21,631
	KapStone Paper and Packaging Corp.	464,772	18,674
*	Coeur Mining Inc.	1,167,722	15,531
	Balchem Corp.	341,458	15,280
*	Stillwater Mining Co.	1,291,031	13,866
	Hecla Mining Co.	3,942,298	11,748
	Intrepid Potash Inc.	610,247	11,625
*	Calgon Carbon Corp.	622,424	10,382
*	RTI International Metals Inc.	360,492	9,989
*,^	Molycorp Inc.	1,410,417	8,745
^	US Silica Holdings Inc.	396,297	8,235
	Globe Specialty Metals Inc.	738,739	8,030
*	Allied Nevada Gold Corp.	1,075,789	6,971
	Haynes International Inc.	141,898	6,793
	American Vanguard Corp.	279,930	6,559
*	Horsehead Holding Corp.	507,475	6,501
	Rentech Inc.	2,469,189	5,185
^	Walter Energy Inc.	362,283	3,768
	FutureFuel Corp.	250,946	3,556
^	Gold Resource Corp.	370,081	3,223
*,^	Paramount Gold and Silver Corp.	1,440,824	1,714
			285,812
Consumer Goods (9.0%)
	Polaris Industries Inc.	751,561	71,398
*	Toll Brothers Inc.	1,752,097	57,171
*	Under Armour Inc. Class A	919,414	54,898
	Carter's Inc.	647,723	47,977
	Harman International Industries Inc.	781,986	42,384
	Nu Skin Enterprises Inc. Class A	604,940	36,974
	Gentex Corp.	1,569,807	36,184
*	Middleby Corp.	205,471	34,949
	Brunswick Corp.	1,041,001	33,260
*	Fifth & Pacific Cos. Inc.	1,380,465	30,840
	Wolverine World Wide Inc.	548,559	29,957
*	Tempur Sealy International Inc.	659,704	28,961
*	Hain Celestial Group Inc.	434,955	28,259
	Pool Corp.	509,267	26,691
*	Darling International Inc.	1,360,263	25,382
*	Steven Madden Ltd.	478,601	23,155
	Ryland Group Inc.	530,708	21,281
	B&G Foods Inc.	608,314	20,713
*	Deckers Outdoor Corp.	376,623	19,023
*	Zynga Inc. Class A	6,644,392	18,471
	Lancaster Colony Corp.	235,691	18,382
*	Boston Beer Co. Inc. Class A	101,997	17,405
*	Meritage Homes Corp.	374,362	16,232
*	Crocs Inc.	963,338	15,895
	Snyders-Lance Inc.	557,134	15,828
	Dorman Products Inc.	335,798	15,322
*	TiVo Inc.	1,383,905	15,292
*	Select Comfort Corp.	608,364	15,246
	MDC Holdings Inc.	449,878	14,626
*	WhiteWave Foods Co. Class B	917,985	13,953
	J&J Snack Foods Corp.	173,159	13,472
*	Tumi Holdings Inc.	546,667	13,120
*	Elizabeth Arden Inc.	288,313	12,994
	Interface Inc. Class A	723,466	12,277
	Vector Group Ltd.	724,109	11,745

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	iRobot Corp.	292,679	11,640
*	WhiteWave Foods Co. Class A	649,698	10,558
	Oxford Industries Inc.	160,215	9,997
	Drew Industries Inc.	250,421	9,847
*	Standard Pacific Corp.	1,119,577	9,326
*	Taylor Morrison Home Corp. Class A	378,117	9,218
	WD-40 Co.	169,030	9,209
*	G-III Apparel Group Ltd.	186,337	8,967
	True Religion Apparel Inc.	281,487	8,912
	Ethan Allen Interiors Inc.	299,301	8,620
*	Boulder Brands Inc.	652,406	7,861
*	Annie's Inc.	159,532	6,818
*,^	RealD Inc.	483,398	6,719
*	Blount International Inc.	566,288	6,694
*	LeapFrog Enterprises Inc.	659,996	6,494
*,^	Vera Bradley Inc.	233,555	5,059
*,^	USANA Health Sciences Inc.	62,426	4,518
*	DTS Inc.	200,811	4,133
*	Fuel Systems Solutions Inc.	150,872	2,699
*,^	Diamond Foods Inc.	121,576	2,523
	National Beverage Corp.	134,061	2,342
*	Maidenform Brands Inc.	135,059	2,341
			1,064,212
Consumer Services (14.8%)
*	Sally Beauty Holdings Inc.	1,953,847	60,765
*	Panera Bread Co. Class A	323,357	60,125
	Dick's Sporting Goods Inc.	1,154,638	57,801
	Dunkin' Brands Group Inc.	1,226,770	52,530
	GNC Holdings Inc. Class A	1,018,370	45,022
*	AMC Networks Inc. Class A	660,372	43,195
*	Madison Square Garden Co. Class A	691,579	40,976
*	Copart Inc.	1,299,232	40,016
*	Lamar Advertising Co. Class A	916,889	39,793
*	TripAdvisor Inc.	638,620	38,873
	Domino's Pizza Inc.	647,368	37,644
*	Cabela's Inc.	526,786	34,115
*	Groupon Inc.	3,792,957	32,240
	Chico's FAS Inc.	1,774,366	30,271
	Sotheby's	785,741	29,787
	DSW Inc. Class A	397,224	29,184
*	United Natural Foods Inc.	539,165	29,110
*,^	Pandora Media Inc.	1,508,722	27,761
*	Ascena Retail Group Inc.	1,465,508	25,573
	Vail Resorts Inc.	413,303	25,426
	Six Flags Entertainment Corp.	715,204	25,147
*	Live Nation Entertainment Inc.	1,568,792	24,316
*	Bally Technologies Inc.	422,283	23,825
*	Lumber Liquidators Holdings Inc.	300,302	23,385
*	Shutterfly Inc.	415,063	23,156
	Cheesecake Factory Inc.	552,219	23,132
*	Spirit Airlines Inc.	710,482	22,572
*	Life Time Fitness Inc.	445,794	22,339
*	Fresh Market Inc.	444,578	22,104
*	Lions Gate Entertainment Corp.	783,983	21,536
*	Buffalo Wild Wings Inc.	215,781	21,181
	Abercrombie & Fitch Co.	450,533	20,387
	Pier 1 Imports Inc.	862,964	20,271
	HSN Inc.	368,473	19,794
	Rollins Inc.	757,480	19,619
*	HomeAway Inc.	586,410	18,965
	Morningstar Inc.	240,779	18,680
	Allegiant Travel Co. Class A	175,702	18,623
	PriceSmart Inc.	208,392	18,261
	Texas Roadhouse Inc. Class A	723,645	18,106

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Genesco Inc.	262,501	17,585
	American Eagle Outfitters Inc.	942,343	17,207
*	ANN Inc.	515,280	17,107
*	Hibbett Sports Inc.	299,014	16,595
	Monro Muffler Brake Inc.	341,785	16,423
*	Grand Canyon Education Inc.	497,279	16,027
*	Saks Inc.	1,123,353	15,323
*	Vitamin Shoppe Inc.	331,778	14,877
	Arbitron Inc.	308,987	14,352
*	WebMD Health Corp.	487,775	14,326
*	OpenTable Inc.	222,760	14,246
*	Bloomin' Brands Inc.	566,948	14,106
*	Marriott Vacations Worldwide Corp.	325,283	14,065
*	Conn's Inc.	267,268	13,834
*	Five Below Inc.	373,044	13,713
*	Francesca's Holdings Corp.	481,190	13,372
*	Jos A Bank Clothiers Inc.	321,874	13,300
*	Krispy Kreme Doughnuts Inc.	753,429	13,147
*	Starz	576,817	12,748
*	Angie's List Inc.	467,307	12,407
	Finish Line Inc. Class A	566,651	12,387
*	Orient-Express Hotels Ltd. Class A	1,007,633	12,253
*	Yelp Inc.	340,178	11,828
*	Restoration Hardware Holdings Inc.	153,846	11,538
*	SHFL Entertainment Inc.	649,085	11,495
*	Papa John's International Inc.	175,446	11,469
	SeaWorld Entertainment Inc.	322,039	11,304
*	BJ's Restaurants Inc.	275,379	10,217
*,^	Liquidity Services Inc.	291,100	10,092
*,^	Clean Energy Fuels Corp.	763,894	10,083
*	AFC Enterprises Inc.	274,683	9,872
*	DreamWorks Animation SKG Inc. Class A	370,338	9,503
*	comScore Inc.	369,624	9,015
	Interval Leisure Group Inc.	430,044	8,566
*	K12 Inc.	321,054	8,434
*	Tile Shop Holdings Inc.	275,968	7,992
*	Bright Horizons Family Solutions Inc.	223,917	7,772
*	rue21 inc	175,516	7,303
*	American Public Education Inc.	192,383	7,149
*	Zumiez Inc.	243,597	7,003
*	Bankrate Inc.	460,421	6,612
*	Mattress Firm Holding Corp.	155,974	6,286
	Churchill Downs Inc.	77,429	6,105
*	Scientific Games Corp. Class A	537,911	6,052
*	Constant Contact Inc.	335,645	5,394
*	Blue Nile Inc.	142,501	5,384
*	Fairway Group Holdings Corp.	180,000	4,351
*	Boyd Gaming Corp.	327,000	3,695
*	Demand Media Inc.	453,066	2,718
*	Travelzoo Inc.	88,866	2,423
*	Vitacost.com Inc.	194,481	1,643
*	ReachLocal Inc.	115,155	1,412
			1,747,716
Financials (16.7%)
	Duke Realty Corp.	3,701,941	57,713
*	Ocwen Financial Corp.	1,326,845	54,693
	DDR Corp.	3,259,235	54,266
	Regency Centers Corp.	1,054,223	53,565
	Taubman Centers Inc.	697,140	52,390
	Extra Space Storage Inc.	1,213,336	50,875
	American Campus Communities Inc.	1,205,837	49,029
	CBOE Holdings Inc.	1,004,342	46,842
	Kilroy Realty Corp.	868,433	46,036

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	BRE Properties Inc.	886,885	44,362
	WP Carey Inc.	666,546	44,105
	BioMed Realty Trust Inc.	2,144,214	43,377
*	Howard Hughes Corp.	386,309	43,301
*	SVB Financial Group	518,726	43,220
*	Signature Bank	504,738	41,903
	Weingarten Realty Investors	1,331,778	40,979
	Waddell & Reed Financial Inc. Class A	939,484	40,868
	Home Properties Inc.	601,186	39,300
	Douglas Emmett Inc.	1,558,717	38,890
	Tanger Factory Outlet Centers	1,086,541	36,356
	Equity Lifestyle Properties Inc.	455,611	35,806
	Post Properties Inc.	628,180	31,089
	RLJ Lodging Trust	1,342,311	30,189
*	Portfolio Recovery Associates Inc.	194,458	29,875
	LaSalle Hotel Properties	1,099,456	27,157
	Healthcare Realty Trust Inc.	1,040,365	26,529
	American Realty Capital Properties Inc.	1,693,336	25,840
	Financial Engines Inc.	562,749	25,656
*	Stifel Financial Corp.	695,018	24,791
	Medical Properties Trust Inc.	1,640,671	23,494
	Sovran Self Storage Inc.	361,384	23,414
^	Lexington Realty Trust	1,970,514	23,016
*	Sunstone Hotel Investors Inc.	1,873,755	22,635
	CubeSmart	1,379,697	22,048
	Washington REIT	765,249	20,593
*	Texas Capital Bancshares Inc.	445,825	19,777
	Ryman Hospitality Properties	505,144	19,706
	Sun Communities Inc.	391,994	19,506
	MarketAxess Holdings Inc.	410,035	19,169
	Pebblebrook Hotel Trust	706,693	18,268
	Glimcher Realty Trust	1,662,837	18,158
	DuPont Fabros Technology Inc.	743,917	17,966
	Chimera Investment Corp.	5,912,891	17,739
*	Altisource Portfolio Solutions SA	186,599	17,555
	Equity One Inc.	753,731	17,057
*	Strategic Hotels & Resorts Inc.	1,882,666	16,680
*	Liberty Ventures Class A	193,139	16,419
*	First Cash Financial Services Inc.	318,960	15,696
	PS Business Parks Inc.	209,942	15,151
*	Virtus Investment Partners Inc.	85,475	15,067
	Colony Financial Inc.	743,357	14,785
*	Walter Investment Management Corp.	403,208	13,632
*	Western Alliance Bancorp	850,481	13,463
	Education Realty Trust Inc.	1,312,080	13,423
	Greenhill & Co. Inc.	291,913	13,352
*,^	Zillow Inc. Class A	235,233	13,244
*	WisdomTree Investments Inc.	1,103,465	12,767
	Investors Bancorp Inc.	579,210	12,210
	Evercore Partners Inc. Class A	309,006	12,138
	Hersha Hospitality Trust Class A	2,097,863	11,832
	Ramco-Gershenson Properties Trust	686,775	10,666
	Sabra Health Care REIT Inc.	408,055	10,654
	Hudson Pacific Properties Inc.	489,269	10,412
	Retail Opportunity Investments Corp.	726,142	10,093
	National Bank Holdings Corp. Class A	506,110	9,970
*	TFS Financial Corp.	889,273	9,960
	Kennedy-Wilson Holdings Inc.	596,942	9,933
	Investors Real Estate Trust	1,154,927	9,932
*	Alexander & Baldwin Inc.	247,607	9,842
	New Residential Investment Corp.	1,455,785	9,812
*,^	Nationstar Mortgage Holdings Inc.	260,549	9,755
	STAG Industrial Inc.	485,858	9,693
	ViewPoint Financial Group Inc.	414,997	8,636

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Encore Capital Group Inc.	258,905	8,572
*	NetSpend Holdings Inc.	487,330	7,783
*	FelCor Lodging Trust Inc.	1,285,421	7,597
*	Artisan Partners Asset Management Inc.	146,257	7,300
*	Credit Acceptance Corp.	67,937	7,137
	Selective Insurance Group Inc.	304,251	7,004
	Cohen & Steers Inc.	204,006	6,932
	Alexander's Inc.	23,495	6,901
	HFF Inc. Class A	386,589	6,870
*	Ambac Financial Group Inc.	258,844	6,168
	BBCN Bancorp Inc.	431,612	6,138
	Chesapeake Lodging Trust	279,414	5,809
	Universal Health Realty Income Trust	131,368	5,666
*	MoneyGram International Inc.	233,178	5,281
*	Tejon Ranch Co.	185,243	5,278
*	PICO Holdings Inc.	248,437	5,207
	Employers Holdings Inc.	179,197	4,381
	Aviv REIT Inc.	171,670	4,342
*	NewStar Financial Inc.	257,459	3,429
*	Hilltop Holdings Inc.	208,209	3,415
	Silver Bay Realty Trust Corp.	193,631	3,207
*,^	Blackhawk Network Holdings Inc.	133,200	3,090
	Northfield Bancorp Inc.	235,879	2,764
	GAMCO Investors Inc.	46,242	2,562
*	Capital Bank Financial Corp.	130,514	2,478
			1,973,631
Health Care (14.6%)
*	Onyx Pharmaceuticals Inc.	837,039	109,970
	Cooper Cos. Inc.	559,895	66,655
*	Pharmacyclics Inc.	670,071	53,251
*	MEDNAX Inc.	577,352	52,874
*	Alkermes plc	1,546,537	44,355
*	Salix Pharmaceuticals Ltd.	670,203	44,334
*	Sirona Dental Systems Inc.	632,187	41,648
*	Medivation Inc.	819,728	40,331
*	Seattle Genetics Inc.	1,186,208	37,318
*	Jazz Pharmaceuticals plc	542,598	37,293
*	Cubist Pharmaceuticals Inc.	750,418	36,245
*	Ariad Pharmaceuticals Inc.	2,019,225	35,316
*	United Therapeutics Corp.	514,470	33,862
*	Isis Pharmaceuticals Inc.	1,232,959	33,130
*	Centene Corp.	594,920	31,210
*,^	Incyte Corp. Ltd.	1,406,028	30,933
*	Theravance Inc.	801,148	30,868
*	PAREXEL International Corp.	654,175	30,053
*	Brookdale Senior Living Inc. Class A	1,132,805	29,951
^	Questcor Pharmaceuticals Inc.	616,789	28,039
	Techne Corp.	402,661	27,816
*	Align Technology Inc.	750,819	27,810
*	Cepheid Inc.	772,239	26,580
*	Myriad Genetics Inc.	916,675	24,631
*	Haemonetics Corp.	587,724	24,302
*	HMS Holdings Corp.	1,009,271	23,516
*	ViroPharma Inc.	751,566	21,532
*	Thoratec Corp.	659,774	20,658
*	Medicines Co.	644,365	19,821
*,^	Arena Pharmaceuticals Inc.	2,506,239	19,298
*	Bruker Corp.	1,153,614	18,631
*	Insulet Corp.	584,148	18,348
	Healthcare Services Group Inc.	748,033	18,342
*	DexCom Inc.	772,932	17,352
*	ImmunoGen Inc.	972,784	16,138
*	HeartWare International Inc.	169,248	16,097
*	Cyberonics Inc.	302,094	15,697

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	NPS Pharmaceuticals Inc.	1,039,143	15,691
*	Acorda Therapeutics Inc.	466,821	15,400
*	Nektar Therapeutics	1,329,443	15,355
*	Impax Laboratories Inc.	748,625	14,935
*,^	Vivus Inc.	1,159,892	14,591
*	Neogen Corp.	261,445	14,526
	Air Methods Corp.	402,679	13,643
*	Acadia Healthcare Co. Inc.	406,381	13,439
*	Santarus Inc.	635,130	13,369
*	NuVasive Inc.	508,907	12,616
*,^	Sarepta Therapeutics Inc.	330,489	12,575
	Masimo Corp.	584,107	12,383
*,^	Opko Health Inc.	1,737,391	12,335
	Abaxis Inc.	241,573	11,477
*	Volcano Corp.	627,550	11,377
*	Akorn Inc.	829,258	11,212
*	ArthroCare Corp.	324,502	11,205
*	Exact Sciences Corp.	800,841	11,140
*	ICU Medical Inc.	150,898	10,874
*	Emeritus Corp.	463,309	10,740
*,^	Globus Medical Inc.	631,727	10,651
*	Ironwood Pharmaceuticals Inc. Class A	1,069,384	10,640
*	BioScrip Inc.	621,676	10,258
	Analogic Corp.	140,780	10,253
*	IPC The Hospitalist Co. Inc.	192,872	9,906
	Meridian Bioscience Inc.	453,286	9,746
*	Auxilium Pharmaceuticals Inc.	567,307	9,434
*	NxStage Medical Inc.	653,052	9,326
*	Endologix Inc.	686,435	9,116
*	Luminex Corp.	435,034	8,966
*,^	Exelixis Inc.	1,903,474	8,642
*	Quidel Corp.	329,924	8,423
*,^	Bio-Reference Labs Inc.	287,373	8,262
*	ABIOMED Inc.	380,022	8,193
*	Momenta Pharmaceuticals Inc.	539,351	8,123
	Cantel Medical Corp.	236,522	8,011
*	Halozyme Therapeutics Inc.	976,209	7,751
*	Optimer Pharmaceuticals Inc.	532,589	7,707
	Ensign Group Inc.	214,193	7,544
*,^	Dendreon Corp.	1,722,798	7,098
*	ACADIA Pharmaceuticals Inc.	376,095	6,826
*	Merrimack Pharmaceuticals Inc.	939,710	6,324
*	Accretive Health Inc.	559,554	6,049
*,^	MannKind Corp.	920,385	5,983
*	HealthStream Inc.	229,714	5,816
*,^	Sequenom Inc.	1,324,918	5,578
*,^	MAKO Surgical Corp.	459,068	5,532
*	Tornier NV	296,812	5,194
*	Merit Medical Systems Inc.	465,097	5,186
*	Emergent Biosolutions Inc.	332,457	4,794
*	Cadence Pharmaceuticals Inc.	691,070	4,713
	Spectrum Pharmaceuticals Inc.	621,547	4,637
*	Genomic Health Inc.	139,854	4,435
*,^	Accuray Inc.	772,355	4,433
*	Idenix Pharmaceuticals Inc.	1,163,371	4,200
*	Corvel Corp.	137,862	4,035
*	Sagent Pharmaceuticals Inc.	162,933	3,418
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	165,303	448
	Enzon Pharmaceuticals Inc.	215,151	430
*	LipoScience Inc.	34,000	238
			1,729,407
Industrials (18.0%)
*	B/E Aerospace Inc.	1,205,256	76,028
	Fortune Brands Home & Security Inc.	1,899,098	73,571

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Wabtec Corp.	1,051,672	56,191
*	Colfax Corp.	989,188	51,547
	Triumph Group Inc.	593,656	46,988
*	Kirby Corp.	587,825	46,756
	Graco Inc.	704,979	44,562
	Jack Henry & Associates Inc.	941,471	44,372
	Nordson Corp.	628,123	43,535
	MSC Industrial Direct Co. Inc. Class A	558,076	43,229
*	Genesee & Wyoming Inc. Class A	503,964	42,756
*	CoStar Group Inc.	311,966	40,265
	Valmont Industries Inc.	277,083	39,648
*	Hexcel Corp.	1,153,717	39,284
	Acuity Brands Inc.	492,937	37,227
*	NeuStar Inc. Class A	719,355	35,018
*	WEX Inc.	446,450	34,243
	AO Smith Corp.	914,750	33,187
	Genpact Ltd.	1,710,739	32,915
	FEI Co.	443,885	32,399
	Eagle Materials Inc.	484,234	32,090
*	Clean Harbors Inc.	626,881	31,676
*	Old Dominion Freight Line Inc.	743,639	30,950
*	FleetCor Technologies Inc.	374,663	30,460
	Macquarie Infrastructure Co. LLC	566,428	30,276
	Toro Co.	661,826	30,054
	CLARCOR Inc.	571,711	29,849
	Woodward Inc.	712,128	28,485
	MAXIMUS Inc.	373,343	27,807
	Waste Connections Inc.	674,650	27,755
	Landstar System Inc.	535,753	27,591
*	Vantiv Inc. Class A	964,085	26,609
*	Zebra Technologies Corp.	585,974	25,455
	Watsco Inc.	293,130	24,611
	Corporate Executive Board Co.	386,725	24,449
	Air Lease Corp. Class A	858,408	23,684
^	IPG Photonics Corp.	384,857	23,372
*	MasTec Inc.	707,198	23,267
*	DigitalGlobe Inc.	728,619	22,594
*	Advisory Board Co.	408,491	22,324
	Cognex Corp.	474,991	21,479
*,^	Coinstar Inc.	323,567	18,984
*	MWI Veterinary Supply Inc.	139,881	17,239
*,^	VistaPrint NV	338,097	16,692
*	Navistar International Corp.	599,275	16,636
	Regal-Beloit Corp.	245,873	15,942
	Mueller Industries Inc.	307,320	15,498
*	Trimas Corp.	410,875	15,317
*	Veeco Instruments Inc.	428,073	15,162
	Heartland Payment Systems Inc.	397,153	14,794
*	Hub Group Inc. Class A	404,330	14,726
	Franklin Electric Co. Inc.	436,452	14,687
	Coherent Inc.	266,099	14,654
*	Cardtronics Inc.	516,203	14,247
*	OSI Systems Inc.	217,889	14,036
	Simpson Manufacturing Co. Inc.	474,962	13,973
*	On Assignment Inc.	521,049	13,922
*	RBC Bearings Inc.	264,521	13,742
	Forward Air Corp.	347,236	13,292
*	Proto Labs Inc.	203,054	13,192
*,^	Universal Display Corp.	451,393	12,689
	HEICO Corp.	245,696	12,376
	Acacia Research Corp.	537,745	12,019
*	Louisiana-Pacific Corp.	801,775	11,858
*	Huron Consulting Group Inc.	254,482	11,767
	Raven Industries Inc.	376,580	11,290

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	AZZ Inc.	278,435	10,736
^	Sturm Ruger & Co. Inc.	222,309	10,680
*	ExlService Holdings Inc.	356,686	10,544
	Lindsay Corp.	140,436	10,530
*	II-VI Inc.	644,239	10,475
	Tennant Co.	211,742	10,221
*	Aegion Corp. Class A	450,139	10,133
*,^	SunPower Corp. Class A	486,647	10,074
	HEICO Corp. Class A	266,947	9,853
*	Rogers Corp.	196,440	9,296
*	Trex Co. Inc.	187,814	8,919
*	Imperva Inc.	197,474	8,894
*	Team Inc.	225,759	8,545
	Exponent Inc.	144,064	8,516
	Primoris Services Corp.	415,323	8,190
*	Wabash National Corp.	790,200	8,044
*	Measurement Specialties Inc.	171,378	7,974
	Sun Hydraulics Corp.	242,065	7,572
*,^	Smith & Wesson Holding Corp.	738,207	7,367
*	ExamWorks Group Inc.	342,792	7,277
	Quanex Building Products Corp.	426,454	7,182
*	DXP Enterprises Inc.	106,237	7,075
	Badger Meter Inc.	156,995	6,994
*	Thermon Group Holdings Inc.	340,366	6,943
*	LifeLock Inc.	583,292	6,830
*	Roadrunner Transportation Systems Inc.	244,763	6,814
*	FARO Technologies Inc.	196,576	6,648
	Mueller Water Products Inc. Class A	908,268	6,276
*	EVERTEC Inc.	273,015	5,998
	Griffon Corp.	517,138	5,818
	Park Electrochemical Corp.	227,668	5,466
	Gorman-Rupp Co.	169,041	5,382
	Landauer Inc.	109,585	5,294
*	Bazaarvoice Inc.	544,300	5,127
*	InnerWorkings Inc.	466,502	5,062
*	RPX Corp.	296,647	4,984
*,^	Nuverra Environmental Solutions Inc.	1,595,894	4,628
*	Aerovironment Inc.	207,626	4,190
*,^	Higher One Holdings Inc.	349,457	4,068
*	Taminco Corp.	188,880	3,851
	American Railcar Industries Inc.	111,201	3,726
*	Mistras Group Inc.	179,559	3,157
	Electro Scientific Industries Inc.	291,108	3,132
*	Dice Holdings Inc.	242,662	2,235
*	M/A-COM Technology Solutions Holdings Inc.	106,104	1,549
*	Swisher Hygiene Inc.	329,555	283
			2,129,844
Oil & Gas (6.8%)
*	Oil States International Inc.	632,479	58,593
*	Gulfport Energy Corp.	890,460	41,914
*	Dril-Quip Inc.	420,320	37,951
*	Oasis Petroleum Inc.	915,397	35,581
*	Atwood Oceanics Inc.	681,544	35,474
*	Cheniere Energy Inc.	1,249,727	34,692
*	Chart Industries Inc.	348,864	32,825
	Lufkin Industries Inc.	370,802	32,805
	Tidewater Inc.	569,536	32,446
*	Rosetta Resources Inc.	702,984	29,891
*	Kodiak Oil & Gas Corp.	3,054,701	27,156
	SemGroup Corp. Class A	483,569	26,045
*,^	SandRidge Energy Inc.	5,119,882	24,371
	Berry Petroleum Co. Class A	545,542	23,087
*	Hornbeck Offshore Services Inc.	370,640	19,829
	Energy XXI Bermuda Ltd.	867,758	19,247

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	PDC Energy Inc.	349,084	17,971
*	Forum Energy Technologies Inc.	529,609	16,116
^	CARBO Ceramics Inc.	226,260	15,257
	Gulfmark Offshore Inc.	276,512	12,468
*,^	Halcon Resources Corp.	2,127,322	12,062
*	Carrizo Oil & Gas Inc.	418,190	11,847
*	Bonanza Creek Energy Inc.	324,281	11,499
*	McDermott International Inc.	1,360,457	11,129
*	EPL Oil & Gas Inc.	377,489	11,083
*	Bill Barrett Corp.	532,940	10,776
^	RPC Inc.	761,369	10,515
*	Geospace Technologies Corp.	148,534	10,261
*	Approach Resources Inc.	402,231	9,883
*	C&J Energy Services Inc.	498,168	9,650
	CVR Energy Inc.	199,999	9,480
*	Flotek Industries Inc.	528,196	9,476
*	Laredo Petroleum Holdings Inc.	446,576	9,182
*	Rex Energy Corp.	520,564	9,152
*	Northern Oil and Gas Inc.	660,503	8,811
*	ION Geophysical Corp.	1,357,838	8,174
*	Diamondback Energy Inc.	242,546	8,082
	Comstock Resources Inc.	501,631	7,891
*,^	Sanchez Energy Corp.	318,640	7,316
*,^	Magnum Hunter Resources Corp.	1,760,646	6,426
*	Resolute Energy Corp.	796,145	6,353
*	Matador Resources Co.	482,003	5,774
*	Swift Energy Co.	473,895	5,682
*	Vantage Drilling Co.	2,098,666	4,281
*,^	Solazyme Inc.	358,024	4,196
*	Goodrich Petroleum Corp.	297,930	3,813
*	PetroQuest Energy Inc.	630,148	2,495
*,^	Quicksilver Resources Inc.	1,432,549	2,407
*	Midstates Petroleum Co. Inc.	395,986	2,142
*	BPZ Resources Inc.	1,097,471	1,964
*	Harvest Natural Resources Inc.	108,502	336
			805,857
Other (0.0%)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			126
Technology (16.4%)
*,^	3D Systems Corp.	1,089,663	47,836
	IAC/InterActiveCorp	950,683	45,214
*	Cadence Design Systems Inc.	3,094,029	44,802
	Solera Holdings Inc.	792,827	44,121
*	Concur Technologies Inc.	513,979	41,828
*	JDS Uniphase Corp.	2,722,494	39,149
*	CommVault Systems Inc.	508,110	38,560
*	Teradyne Inc.	2,194,021	38,549
*	Splunk Inc.	770,582	35,724
*	Ultimate Software Group Inc.	302,226	35,448
*	Atmel Corp.	4,686,171	34,443
*	athenahealth Inc.	401,633	34,026
*	PTC Inc.	1,376,581	33,768
*	ViaSat Inc.	466,333	33,324
*	NetSuite Inc.	339,568	31,152
*	Aspen Technology Inc.	1,078,439	31,048
*	SolarWinds Inc.	735,544	28,546
*	Riverbed Technology Inc.	1,786,665	27,801
*	Semtech Corp.	776,754	27,210
*	Fortinet Inc.	1,493,517	26,137
	Mentor Graphics Corp.	1,298,838	25,392
*	Allscripts Healthcare Solutions Inc.	1,944,258	25,159
*	Clearwire Corp. Class A	4,998,820	24,894

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	QLIK Technologies Inc.	851,212	24,064
*	Guidewire Software Inc.	561,459	23,609
*	Tyler Technologies Inc.	344,346	23,605
*	SS&C Technologies Holdings Inc.	698,911	22,994
*	Medidata Solutions Inc.	290,636	22,510
	Plantronics Inc.	498,106	21,877
*	Informatica Corp.	621,828	21,752
*	Ciena Corp.	1,115,462	21,662
*	ACI Worldwide Inc.	458,561	21,314
	InterDigital Inc.	473,514	21,142
*	Cavium Inc.	561,203	19,850
*	MICROS Systems Inc.	452,519	19,526
*	Aruba Networks Inc.	1,248,084	19,171
*	Cornerstone OnDemand Inc.	440,446	19,067
	Fair Isaac Corp.	412,773	18,917
*	Sourcefire Inc.	340,522	18,916
*	Silicon Laboratories Inc.	439,592	18,204
*	Hittite Microwave Corp.	308,332	17,883
*	Dealertrack Technologies Inc.	500,409	17,729
*	ExactTarget Inc.	520,948	17,566
*	Finisar Corp.	1,021,427	17,313
*	Manhattan Associates Inc.	223,875	17,274
	Blackbaud Inc.	525,283	17,108
*	Sapient Corp.	1,285,668	16,791
*	International Rectifier Corp.	799,184	16,735
*	Advent Software Inc.	468,304	16,419
	MKS Instruments Inc.	609,951	16,188
*	Electronics for Imaging Inc.	534,205	15,113
*	Entegris Inc.	1,603,328	15,055
	Cogent Communications Group Inc.	488,905	13,763
*,^	Fusion-io Inc.	961,384	13,690
*	Infinera Corp.	1,266,860	13,517
*	Web.com Group Inc.	515,034	13,185
*	TriQuint Semiconductor Inc.	1,878,850	13,020
	Power Integrations Inc.	316,799	12,849
*	Ixia	692,689	12,745
	Tessera Technologies Inc.	607,147	12,629
	Syntel Inc.	192,897	12,127
*	Cirrus Logic Inc.	692,850	12,028
*	MedAssets Inc.	665,989	11,815
*	Infoblox Inc.	403,368	11,803
*	OmniVision Technologies Inc.	621,053	11,583
*	Ultratech Inc.	303,426	11,142
	NIC Inc.	671,664	11,103
*	Bottomline Technologies de Inc.	435,253	11,008
	Monotype Imaging Holdings Inc.	417,790	10,616
*	Synchronoss Technologies Inc.	341,958	10,556
*	Rambus Inc.	1,220,465	10,484
*	Diodes Inc.	397,315	10,318
*	Sonus Networks Inc.	3,247,771	9,776
*	RealPage Inc.	528,841	9,699
	Quality Systems Inc.	513,932	9,616
*	Kulicke & Soffa Industries Inc.	865,562	9,573
*	Interactive Intelligence Group Inc.	183,152	9,451
*	Netscout Systems Inc.	404,753	9,447
*,^	VirnetX Holding Corp.	467,802	9,351
	Monolithic Power Systems Inc.	380,849	9,182
*	MicroStrategy Inc. Class A	104,366	9,076
*	Demandware Inc.	208,893	8,859
*	ATMI Inc.	350,143	8,281
*	InvenSense Inc.	537,803	8,271
*	RF Micro Devices Inc.	1,542,098	8,250
*	BroadSoft Inc.	290,853	8,028
*	Freescale Semiconductor Ltd.	584,833	7,924

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Blucora Inc.	424,486	7,870
*	Palo Alto Networks Inc.	184,734	7,788
*	Comverse Inc.	256,024	7,619
*	Advanced Energy Industries Inc.	425,208	7,403
	Brooks Automation Inc.	728,746	7,091
*	Applied Micro Circuits Corp.	780,884	6,872
*	Intermec Inc.	695,855	6,840
*	NETGEAR Inc.	221,603	6,768
*	Ellie Mae Inc.	287,579	6,637
*	FleetMatics Group plc	199,684	6,636
*	LogMeIn Inc.	266,270	6,513
	Pegasystems Inc.	196,406	6,505
*	Tangoe Inc.	407,792	6,292
*	Jive Software Inc.	344,982	6,268
*	Responsys Inc.	426,002	6,096
*,^	Ruckus Wireless Inc.	470,595	6,028
	Computer Programs & Systems Inc.	114,665	5,635
	West Corp.	239,964	5,313
*	Silicon Graphics International Corp.	389,157	5,207
	Forrester Research Inc.	141,618	5,196
*	Silicon Image Inc.	888,058	5,195
*	LivePerson Inc.	570,367	5,108
*	EPAM Systems Inc.	182,381	4,957
*	iGATE Corp.	290,622	4,772
*	ICG Group Inc.	415,367	4,735
*	Ceva Inc.	243,458	4,713
*	Shutterstock Inc.	77,124	4,302
*	Calix Inc.	425,257	4,295
*	Cabot Microelectronics Corp.	127,968	4,224
*	Entropic Communications Inc.	985,261	4,207
*	Super Micro Computer Inc.	366,787	3,903
*	Active Network Inc.	499,961	3,785
*	Lattice Semiconductor Corp.	669,469	3,394
	Ebix Inc.	365,829	3,388
*	Vocera Communications Inc.	227,045	3,338
*	Quantum Corp.	2,394,623	3,281
*	Millennial Media Inc.	368,394	3,209
^	Ubiquiti Networks Inc.	151,307	2,654
*	Inphi Corp.	201,914	2,221
*	Volterra Semiconductor Corp.	144,743	2,044
*,^	Greenway Medical Technologies	154,983	1,912
*	Silver Spring Networks Inc.	53,932	1,345
*	Limelight Networks Inc.	556,589	1,252
			1,941,061
Telecommunications (0.8%)
*	tw telecom inc Class A	1,730,001	48,682
*	Level 3 Communications Inc.	1,699,689	35,829
*	Cincinnati Bell Inc.	2,392,660	7,322
	Atlantic Tele-Network Inc.	108,298	5,378
	EarthLink Inc.	596,715	3,706
			100,917
Utilities (0.5%)
	ITC Holdings Corp.	602,194	54,980
	Atlantic Power Corp.	693,718	2,733
	Ormat Technologies Inc.	105,177	2,474

			60,187
Total Common Stocks (Cost $9,680,120)			11,838,770

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
1,2	Vanguard Market Liquidity Fund	0.127%		189,389,485	189,389

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	Fannie Mae Discount Notes	0.110%	8/21/13	100	100
3	Fannie Mae Discount Notes	0.125%	9/25/13	1,200	1,200
					1,300
Total Temporary Cash Investments (Cost $190,689)					190,689
Total Investments (101.6%) (Cost $9,870,809)					12,029,459
Other Assets and Liabilities—Net (-1.6%)[2]					(189,706)
Net Assets (100%)					11,839,753

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $177,344,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $186,665,000 of collateral received for securities on loan.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

36

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (5.7%)
	Rockwood Holdings Inc.	615,835	39,432
	RPM International Inc.	1,047,953	33,472
	Steel Dynamics Inc.	1,660,165	24,753
	Cytec Industries Inc.	332,585	24,362
	Axiall Corp.	553,461	23,566
	Compass Minerals International Inc.	264,146	22,328
	Allegheny Technologies Inc.	813,250	21,397
^	United States Steel Corp.	1,144,185	20,058
	PolyOne Corp.	748,572	18,550
	Domtar Corp.	261,805	17,410
	Cabot Corp.	455,570	17,047
	Sensient Technologies Corp.	396,961	16,065
*	Chemtura Corp.	777,724	15,788
	Westlake Chemical Corp.	158,903	15,320
	Olin Corp.	636,866	15,234
	HB Fuller Co.	398,016	15,049
	Commercial Metals Co.	924,795	13,659
	Worthington Industries Inc.	421,939	13,380
	Minerals Technologies Inc.	275,942	11,407
	Buckeye Technologies Inc.	292,139	10,821
	Tronox Ltd. Class A	492,346	9,921
	Cliffs Natural Resources Inc.	605,815	9,844
*	Alpha Natural Resources Inc.	1,747,592	9,157
	Kaiser Aluminum Corp.	142,181	8,807
	PH Glatfelter Co.	339,733	8,527
	Stepan Co.	149,048	8,288
	Innophos Holdings Inc.	172,986	8,160
*	Cloud Peak Energy Inc.	481,508	7,935
*	Clearwater Paper Corp.	167,048	7,861
*	OM Group Inc.	253,135	7,827
*	SunCoke Energy Inc.	527,657	7,398
	Innospec Inc.	177,224	7,121
*	Resolute Forest Products Inc.	526,539	6,934
	Arch Coal Inc.	1,680,762	6,353
	Boise Inc.	720,833	6,156
	Quaker Chemical Corp.	99,172	6,150
	AMCOL International Corp.	192,317	6,094
	Koppers Holdings Inc.	156,342	5,969
	A Schulman Inc.	221,967	5,953
*	Kraton Performance Polymers Inc.	258,368	5,477
	Tredegar Corp.	204,847	5,265
	Deltic Timber Corp.	90,876	5,254
*	Ferro Corp.	687,628	4,779
*	LSB Industries Inc.	150,445	4,575
*	Century Aluminum Co.	387,257	3,594
^,*	AK Steel Holding Corp.	1,017,632	3,094
	Kronos Worldwide Inc.	182,244	2,960
^	Walter Energy Inc.	246,448	2,563
	Noranda Aluminum Holding Corp.	262,913	849
	NL Industries Inc.	57,404	649
			572,612
Consumer Goods (7.8%)
	Snap-on Inc.	462,043	41,297
	Hanesbrands Inc.	781,311	40,175
	Ingredion Inc.	583,539	38,292
*	Jarden Corp.	847,424	37,075
	Leggett & Platt Inc.	1,132,915	35,222
	Hillshire Brands Co.	975,819	32,280
	Flowers Foods Inc.	1,398,690	30,841
*	Goodyear Tire & Rubber Co.	1,946,664	29,764
	Tupperware Brands Corp.	377,495	29,328

37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Visteon Corp.	394,621	24,908
	Dana Holding Corp.	1,164,348	22,425
*	Tenneco Inc.	482,358	21,841
*	Smithfield Foods Inc.	551,015	18,046
*	TreeHouse Foods Inc.	273,025	17,894
	Thor Industries Inc.	357,610	17,587
	Scotts Miracle-Gro Co. Class A	342,564	16,549
	Cooper Tire & Rubber Co.	477,232	15,830
*	Dean Foods Co.	1,403,026	14,058
	KB Home	661,088	12,977
	HNI Corp.	359,677	12,974
*	Iconix Brand Group Inc.	428,600	12,605
	Herman Miller Inc.	440,613	11,927
	Schweitzer-Mauduit International Inc.	235,848	11,764
	Sanderson Farms Inc.	163,987	10,892
*	Post Holdings Inc.	245,607	10,723
	Universal Corp.	184,690	10,684
*	American Axle & Manufacturing Holdings Inc.	533,089	9,931
	Spectrum Brands Holdings Inc.	165,112	9,390
*	Helen of Troy Ltd.	239,939	9,206
*	Take-Two Interactive Software Inc.	581,805	8,710
	Steelcase Inc. Class A	592,203	8,634
	Jones Group Inc.	602,289	8,281
	Fresh Del Monte Produce Inc.	294,035	8,198
	La-Z-Boy Inc.	393,724	7,981
	Briggs & Stratton Corp.	382,292	7,569
	Andersons Inc.	140,998	7,500
*	Skechers U.S.A. Inc. Class A	311,442	7,478
^	Columbia Sportswear Co.	108,889	6,822
	Titan International Inc.	403,613	6,809
	Pinnacle Foods Inc.	279,307	6,745
	Seaboard Corp.	2,377	6,437
*	Pilgrim's Pride Corp.	410,328	6,130
*	Quiksilver Inc.	931,297	5,998
*	ACCO Brands Corp.	901,441	5,733
*	Dole Food Co. Inc.	426,617	5,439
	Knoll Inc.	363,533	5,166
^,*	Hovnanian Enterprises Inc. Class A	889,765	4,992
	Movado Group Inc.	142,214	4,811
	Cal-Maine Foods Inc.	103,398	4,809
^	Tootsie Roll Industries Inc.	148,160	4,709
	American Greetings Corp. Class A	230,004	4,191
*	Modine Manufacturing Co.	375,138	4,082
	Inter Parfums Inc.	133,237	3,800
*	Chiquita Brands International Inc.	347,873	3,799
	Superior Industries International Inc.	195,526	3,365
	National Presto Industries Inc.	41,214	2,969
*	Revlon Inc. Class A	96,805	2,136
*	Diamond Foods Inc.	83,016	1,723
*	Central Garden and Pet Co. Class A	248,046	1,712
	JAKKS Pacific Inc.	148,726	1,673
*	Federal-Mogul Corp.	155,407	1,587
*	Maidenform Brands Inc.	86,389	1,497
*	Central Garden and Pet Co.	80,733	573
			778,543
Consumer Services (12.1%)
	Gannett Co. Inc.	1,814,543	44,384
	Foot Locker Inc.	1,190,195	41,811
	Omnicare Inc.	831,829	39,687
	GameStop Corp. Class A	895,179	37,624
*	Alaska Air Group Inc.	557,512	28,991
	Service Corp. International	1,594,323	28,746
	Cablevision Systems Corp. Class A	1,604,016	26,979
*	Penn National Gaming Inc.	467,384	24,706

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Avis Budget Group Inc.	854,264	24,560
	Washington Post Co. Class B	49,057	23,732
	Cinemark Holdings Inc.	820,862	22,918
	Brinker International Inc.	559,464	22,060
^,*	US Airways Group Inc.	1,233,730	20,258
	Casey's General Stores Inc.	303,979	18,287
	Dillard's Inc. Class A	218,088	17,877
	Cracker Barrel Old Country Store Inc.	188,249	17,820
*	Rite Aid Corp.	6,118,278	17,498
	Sinclair Broadcast Group Inc. Class A	583,197	17,134
	Harris Teeter Supermarkets Inc.	353,085	16,546
*	VCA Antech Inc.	631,939	16,487
	Rent-A-Center Inc.	435,752	16,362
	Aaron's Inc.	541,168	15,158
*	CST Brands Inc.	477,210	14,703
*	Beacon Roofing Supply Inc.	385,213	14,592
	Guess? Inc.	469,575	14,571
	Men's Wearhouse Inc.	377,868	14,302
	John Wiley & Sons Inc. Class A	354,576	14,215
*	ValueClick Inc.	572,896	14,139
*	Jack in the Box Inc.	351,983	13,829
*	Big Lots Inc.	437,580	13,797
	KAR Auction Services Inc.	599,260	13,705
*	Express Inc.	641,992	13,463
*	Apollo Group Inc. Class A	754,133	13,363
	Meredith Corp.	271,717	12,961
	Wendy's Co.	2,178,634	12,701
*	Acxiom Corp.	555,628	12,602
	DeVry Inc.	398,088	12,349
	Dolby Laboratories Inc. Class A	368,831	12,337
*	JetBlue Airways Corp.	1,897,575	11,955
	Buckle Inc.	229,444	11,936
	American Eagle Outfitters Inc.	647,902	11,831
	Regal Entertainment Group Class A	627,397	11,230
	Hillenbrand Inc.	472,156	11,195
	Group 1 Automotive Inc.	173,521	11,163
*	New York Times Co. Class A	995,866	11,014
	Belo Corp. Class A	755,704	10,542
*	WMS Industries Inc.	411,784	10,505
	Chemed Corp.	141,898	10,278
	Weight Watchers International Inc.	221,185	10,174
*	SUPERVALU Inc.	1,631,951	10,151
	Penske Automotive Group Inc.	321,671	9,824
	Bob Evans Farms Inc.	206,134	9,684
*	Asbury Automotive Group Inc.	234,337	9,397
*	Children's Place Retail Stores Inc.	169,579	9,293
	Lithia Motors Inc. Class A	172,817	9,213
	DineEquity Inc.	130,269	8,972
*	Office Depot Inc.	2,285,194	8,844
*	Starz	396,857	8,770
*	Pinnacle Entertainment Inc.	439,059	8,636
*	Aeropostale Inc.	622,675	8,593
	Choice Hotels International Inc.	208,351	8,269
*	Ascent Capital Group Inc. Class A	101,081	7,891
	Matthews International Corp. Class A	208,181	7,848
	Stewart Enterprises Inc. Class A	585,709	7,667
*	Hyatt Hotels Corp. Class A	182,179	7,353
	National CineMedia Inc.	428,978	7,245
	Valassis Communications Inc.	292,794	7,200
	Brown Shoe Co. Inc.	326,152	7,022
	OfficeMax Inc.	654,420	6,695
	International Speedway Corp. Class A	209,076	6,580
*	DreamWorks Animation SKG Inc. Class A	255,555	6,557
	Ameristar Casinos Inc.	249,213	6,552

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Susser Holdings Corp.	134,118	6,422
	AMERCO	38,986	6,312
*	Sonic Corp.	423,520	6,166
	Scholastic Corp.	204,116	5,979
	Regis Corp.	359,878	5,909
	Sonic Automotive Inc. Class A	276,292	5,841
	Stage Stores Inc.	246,384	5,790
*	Rush Enterprises Inc. Class A	227,574	5,632
*	Steiner Leisure Ltd.	104,855	5,543
	CEC Entertainment Inc.	134,185	5,507
	Cato Corp. Class A	218,597	5,456
	SkyWest Inc.	391,357	5,299
*	Pep Boys-Manny Moe & Jack	401,424	4,648
*	Barnes & Noble Inc.	284,688	4,544
^,*	ITT Educational Services Inc.	185,576	4,528
	Fred's Inc. Class A	276,472	4,283
	Churchill Downs Inc.	53,579	4,225
^,*	Caesars Entertainment Corp.	298,863	4,094
*	Ruby Tuesday Inc.	434,691	4,012
	Strayer Education Inc.	81,013	3,956
*	Biglari Holdings Inc.	9,593	3,937
	Weis Markets Inc.	85,582	3,857
	Harte-Hanks Inc.	420,803	3,619
*	Capella Education Co.	83,728	3,487
*	Sears Hometown and Outlet Stores Inc.	64,590	2,824
*	Boyd Gaming Corp.	222,420	2,513
*	Clear Channel Outdoor Holdings Inc. Class A	319,052	2,380
^,*	RadioShack Corp.	743,004	2,348
*	QuinStreet Inc.	218,736	1,888
*	Bridgepoint Education Inc.	148,627	1,810
	Speedway Motorsports Inc.	97,510	1,697
*	Rush Enterprises Inc. Class B	72,102	1,552
*	Avid Technology Inc.	244,816	1,439
*	hhgregg Inc.	86,448	1,381
*	RealNetworks Inc.	166,474	1,258
*	Education Management Corp.	146,933	826
*	Career Education Corp.	224,334	651
			1,208,946
Financials (29.6%)
*	Genworth Financial Inc. Class A	3,908,978	44,601
	Arthur J Gallagher & Co.	1,002,317	43,791
	Fidelity National Financial Inc. Class A	1,714,192	40,815
	Senior Housing Properties Trust	1,491,025	38,662
	Liberty Property Trust	953,335	35,235
	Apartment Investment & Management Co. Class A	1,156,759	34,749
	HCC Insurance Holdings Inc.	794,557	34,253
	Eaton Vance Corp.	909,164	34,175
	Starwood Property Trust Inc.	1,317,482	32,608
	National Retail Properties Inc.	944,690	32,497
	Corrections Corp. of America	913,389	30,936
	Assured Guaranty Ltd.	1,354,141	29,872
	East West Bancorp Inc.	1,079,685	29,691
	Two Harbors Investment Corp.	2,895,894	29,683
	American Financial Group Inc.	605,956	29,637
	Brown & Brown Inc.	913,568	29,453
	Hospitality Properties Trust	1,107,914	29,116
	RenaissanceRe Holdings Ltd.	335,311	29,102
*	E*TRADE Financial Corp.	2,274,208	28,791
	Cullen/Frost Bankers Inc.	428,219	28,592
	Omega Healthcare Investors Inc.	920,992	28,569
	First Niagara Financial Group Inc.	2,806,323	28,260
	Validus Holdings Ltd.	744,685	26,898
	Commerce Bancshares Inc.	611,137	26,621
	CBL & Associates Properties Inc.	1,239,538	26,551

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	FirstMerit Corp.	1,314,091	26,321
	Old Republic International Corp.	1,955,279	25,164
	ProAssurance Corp.	465,725	24,292
	MFA Financial Inc.	2,864,564	24,206
*	Alleghany Corp.	63,068	24,175
	Protective Life Corp.	622,048	23,893
	Allied World Assurance Co. Holdings AG	259,850	23,779
	Piedmont Office Realty Trust Inc. Class A	1,329,370	23,769
*	Forest City Enterprises Inc. Class A	1,322,492	23,686
*	Popular Inc.	777,818	23,591
	Prosperity Bancshares Inc.	454,100	23,518
	Highwoods Properties Inc.	651,331	23,194
	City National Corp.	364,100	23,073
	Mid-America Apartment Communities Inc.	338,890	22,967
	CNO Financial Group Inc.	1,673,582	21,690
	CommonWealth REIT	938,106	21,689
	First Horizon National Corp.	1,912,818	21,424
	Retail Properties of America Inc.	1,450,082	20,707
	Associated Banc-Corp	1,329,908	20,680
^	Federated Investors Inc. Class B	747,818	20,498
	Hancock Holding Co.	673,187	20,243
	Aspen Insurance Holdings Ltd.	525,607	19,495
	Hatteras Financial Corp.	783,762	19,312
	Geo Group Inc.	567,779	19,276
	Susquehanna Bancshares Inc.	1,478,632	19,000
	EPR Properties	373,068	18,754
	Webster Financial Corp.	715,811	18,382
	First American Financial Corp.	815,023	17,963
	Bank of Hawaii Corp.	355,686	17,898
	Invesco Mortgage Capital Inc.	1,072,297	17,757
	Fulton Financial Corp.	1,543,660	17,721
	Synovus Financial Corp.	5,976,799	17,452
	StanCorp Financial Group Inc.	351,108	17,348
	Corporate Office Properties Trust	678,519	17,302
	Hanover Insurance Group Inc.	348,207	17,038
	White Mountains Insurance Group Ltd.	29,382	16,893
	Brandywine Realty Trust	1,241,614	16,787
	Primerica Inc.	447,576	16,757
	TCF Financial Corp.	1,169,221	16,580
	DCT Industrial Trust Inc.	2,310,650	16,521
*	MGIC Investment Corp.	2,678,571	16,259
	Erie Indemnity Co. Class A	203,236	16,196
	UMB Financial Corp.	289,382	16,110
	Radian Group Inc.	1,370,951	15,930
	American National Insurance Co.	159,963	15,912
	Endurance Specialty Holdings Ltd.	307,557	15,824
	Washington Federal Inc.	824,293	15,563
	Assurant Inc.	304,590	15,507
	Mack-Cali Realty Corp.	627,637	15,371
*	MBIA Inc.	1,147,838	15,278
	Colonial Properties Trust	633,385	15,277
	DiamondRock Hospitality Co.	1,546,294	14,411
	NorthStar Realty Finance Corp.	1,568,537	14,274
	Valley National Bancorp	1,497,545	14,182
	ARMOUR Residential REIT Inc.	2,959,852	13,941
	FNB Corp.	1,147,402	13,861
	CapitalSource Inc.	1,473,486	13,821
	Platinum Underwriters Holdings Ltd.	238,709	13,659
	BankUnited Inc.	516,742	13,440
	Umpqua Holdings Corp.	885,886	13,297
	Home Loan Servicing Solutions Ltd.	552,726	13,249
	First Financial Bankshares Inc.	237,087	13,196
	Potlatch Corp.	320,375	12,956
	Capitol Federal Financial Inc.	1,060,719	12,877

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	EastGroup Properties Inc.	227,453	12,799
	Symetra Financial Corp.	799,112	12,778
	CYS Investments Inc.	1,381,488	12,724
	First Industrial Realty Trust Inc.	807,920	12,256
	Chimera Investment Corp.	4,065,240	12,196
	Glacier Bancorp Inc.	541,391	12,013
	Iberiabank Corp.	223,184	11,965
	Newcastle Investment Corp.	2,278,989	11,919
	Kemper Corp.	344,518	11,800
	RLI Corp.	151,592	11,583
*	St. Joe Co.	547,658	11,528
	Cathay General Bancorp	561,695	11,431
	BancorpSouth Inc.	640,217	11,332
*	Liberty Ventures Class A	132,924	11,300
	EverBank Financial Corp.	677,088	11,213
	PrivateBancorp Inc.	527,719	11,193
	Old National Bancorp	802,128	11,093
	Redwood Trust Inc.	649,889	11,048
	MB Financial Inc.	411,934	11,040
	Bank of the Ozarks Inc.	251,827	10,912
	Government Properties Income Trust	432,634	10,911
	Acadia Realty Trust	435,874	10,762
	Wintrust Financial Corp.	278,506	10,661
	LTC Properties Inc.	270,770	10,574
	Trustmark Corp.	425,224	10,452
	BOK Financial Corp.	163,126	10,448
	Cash America International Inc.	225,874	10,268
	Janus Capital Group Inc.	1,201,957	10,229
	National Health Investors Inc.	165,478	9,906
	Healthcare Trust of America Inc. Class A	881,793	9,903
	Columbia Banking System Inc.	403,895	9,617
	International Bancshares Corp.	425,428	9,606
	Mercury General Corp.	217,352	9,555
	Spirit Realty Capital Inc.	537,096	9,517
	United Bankshares Inc.	358,643	9,486
	Pennsylvania REIT	500,098	9,442
	National Penn Bancshares Inc.	921,733	9,365
	Community Bank System Inc.	300,811	9,280
	Westamerica Bancorporation	202,938	9,272
	Home BancShares Inc.	356,080	9,247
	Franklin Street Properties Corp.	697,622	9,209
	Capstead Mortgage Corp.	756,340	9,152
	Argo Group International Holdings Ltd.	215,128	9,119
	Northwest Bancshares Inc.	667,749	9,021
	Montpelier Re Holdings Ltd.	359,383	8,988
	PacWest Bancorp	291,396	8,931
	Tower Group International Ltd.	431,909	8,858
	PennyMac Mortgage Investment Trust	420,217	8,846
	Cousins Properties Inc.	859,378	8,680
*	First BanCorp	1,224,178	8,667
	American Capital Mortgage Investment Corp.	466,614	8,385
	CVB Financial Corp.	706,160	8,304
	American Assets Trust Inc.	267,189	8,245
	First Citizens BancShares Inc.Class A	40,817	7,839
	First Midwest Bancorp Inc.	565,968	7,765
	Horace Mann Educators Corp.	315,028	7,680
*	National Financial Partners Corp.	302,504	7,656
	Amtrust Financial Services Inc.	214,049	7,642
*	Knight Capital Group Inc. Class A	2,124,848	7,628
	American Equity Investment Life Holding Co.	482,658	7,578
*	Enstar Group Ltd.	55,188	7,339
	Astoria Financial Corp.	667,355	7,194
	NBT Bancorp Inc.	330,257	6,992
*	iStar Financial Inc.	607,585	6,860

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Ashford Hospitality Trust Inc.	598,145	6,849
	Inland Real Estate Corp.	669,145	6,839
*	Alexander & Baldwin Inc.	170,919	6,794
*	Pinnacle Financial Partners Inc.	264,188	6,792
	New Residential Investment Corp.	1,004,250	6,769
	Provident Financial Services Inc.	426,406	6,729
	Associated Estates Realty Corp.	407,131	6,547
	OFG Bancorp	361,316	6,543
*	Ezcorp Inc. Class A	386,199	6,519
	First Financial Bancorp	436,271	6,500
	SCBT Financial Corp.	128,465	6,473
	Sterling Financial Corp.	271,981	6,468
	Anworth Mortgage Asset Corp.	1,141,255	6,391
*	World Acceptance Corp.	73,506	6,391
	Boston Private Financial Holdings Inc.	596,539	6,347
	Park National Corp.	91,785	6,314
	Select Income REIT	217,455	6,097
	Nelnet Inc. Class A	166,771	6,019
	Independent Bank Corp.	171,220	5,907
	Resource Capital Corp.	957,676	5,890
	WesBanco Inc.	220,427	5,826
	Interactive Brokers Group Inc.	358,322	5,722
*	Central Pacific Financial Corp.	316,313	5,694
	First Potomac Realty Trust	435,802	5,692
	Chemical Financial Corp.	218,668	5,683
*	Greenlight Capital Re Ltd. Class A	230,611	5,657
	BGC Partners Inc. Class A	951,718	5,606
	Parkway Properties Inc.	327,622	5,491
	First Commonwealth Financial Corp.	738,475	5,443
	Safety Insurance Group Inc.	110,472	5,359
	Berkshire Hills Bancorp Inc.	189,253	5,254
*	Forestar Group Inc.	261,404	5,244
	Infinity Property & Casualty Corp.	86,966	5,197
	Banner Corp.	153,520	5,187
*	Navigators Group Inc.	89,626	5,112
	Oritani Financial Corp.	305,573	4,791
	Selective Insurance Group Inc.	207,791	4,783
	City Holding Co.	117,938	4,594
	Brookline Bancorp Inc.	525,117	4,558
	Maiden Holdings Ltd.	401,850	4,509
	S&T Bancorp Inc.	224,335	4,397
*	DFC Global Corp.	304,816	4,210
	BBCN Bancorp Inc.	295,929	4,208
	AG Mortgage Investment Trust Inc.	221,377	4,164
*	Hilltop Holdings Inc.	250,138	4,102
*	Piper Jaffray Cos.	129,294	4,087
	Getty Realty Corp.	197,406	4,076
	Chesapeake Lodging Trust	191,236	3,976
*	Investment Technology Group Inc.	280,238	3,918
	Saul Centers Inc.	87,230	3,878
	Tompkins Financial Corp.	85,492	3,863
	State Bank Financial Corp.	241,008	3,622
	FXCM Inc. Class A	220,469	3,618
*	Green Dot Corp. Class A	179,351	3,578
	United Fire Group Inc.	140,729	3,494
	Dime Community Bancshares Inc.	227,385	3,484
	FBL Financial Group Inc. Class A	77,891	3,389
	National Western Life Insurance Co. Class A	17,800	3,379
	Urstadt Biddle Properties Inc. Class A	166,139	3,351
	Rouse Properties Inc.	156,481	3,070
	Meadowbrook Insurance Group Inc.	376,920	3,027
	Employers Holdings Inc.	121,853	2,979
	OneBeacon Insurance Group Ltd. Class A	178,623	2,586
	Bancfirst Corp.	47,932	2,231

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	GFI Group Inc.	565,497	2,211
	Silver Bay Realty Trust Corp.	131,089	2,171
*	Walker & Dunlop Inc.	123,415	2,160
*	Flagstar Bancorp Inc.	153,693	2,146
*	Beneficial Mutual Bancorp Inc.	249,386	2,095
	State Auto Financial Corp.	111,183	2,020
*	TESARO Inc.	58,481	1,915
*	Capital Bank Financial Corp.	88,249	1,676
*	Kearny Financial Corp.	104,962	1,101
	Urstadt Biddle Properties Inc.	41,864	751
			2,943,059
Health Care (6.2%)
*	Tenet Healthcare Corp.	820,551	37,827
	Warner Chilcott plc Class A	1,790,345	35,592
*	Covance Inc.	441,919	33,648
	Community Health Systems Inc.	709,929	33,281
*	Health Management Associates Inc. Class A	1,953,286	30,706
	Teleflex Inc.	326,039	25,265
*	Team Health Holdings Inc.	544,734	22,372
*	WellCare Health Plans Inc.	344,695	19,148
*	Health Net Inc.	597,817	19,023
	STERIS Corp.	442,946	18,994
*	HealthSouth Corp.	657,111	18,925
	West Pharmaceutical Services Inc.	259,915	18,262
*	Bio-Rad Laboratories Inc. Class A	157,608	17,684
*	LifePoint Hospitals Inc.	357,033	17,437
	Owens & Minor Inc.	502,236	16,991
*	Endo Health Solutions Inc.	445,121	16,376
*	Charles River Laboratories International Inc.	388,918	15,957
	Hill-Rom Holdings Inc.	472,759	15,922
*	Alere Inc.	610,915	14,967
*	Alnylam Pharmaceuticals Inc.	418,190	12,968
*	Magellan Health Services Inc.	214,293	12,018
*	Prestige Brands Holdings Inc.	404,776	11,795
*	Wright Medical Group Inc.	369,614	9,688
*	Puma Biotechnology Inc.	192,930	8,560
^	PDL BioPharma Inc.	1,108,092	8,554
*	Amsurg Corp. Class A	241,226	8,467
*	Hanger Inc.	260,740	8,247
*	Molina Healthcare Inc.	216,254	8,040
*	Clovis Oncology Inc.	105,731	7,082
	CONMED Corp.	220,202	6,879
*	InterMune Inc.	647,960	6,233
*	Aegerion Pharmaceuticals Inc.	97,269	6,161
*	Integra LifeSciences Holdings Corp.	167,157	6,123
*	Infinity Pharmaceuticals Inc.	360,803	5,863
*	Kindred Healthcare Inc.	407,640	5,352
*	Achillion Pharmaceuticals Inc.	651,784	5,332
*	Vanguard Health Systems Inc.	247,292	5,129
*	Synageva BioPharma Corp.	108,061	4,539
*	Healthways Inc.	256,245	4,454
*	Orthofix International NV	154,168	4,147
	Select Medical Holdings Corp.	497,528	4,080
*	Lexicon Pharmaceuticals Inc.	1,834,493	3,981
	Invacare Corp.	230,372	3,308
	National Healthcare Corp.	66,512	3,179
*	Synergy Pharmaceuticals Inc.	637,981	2,756
*	Amedisys Inc.	234,520	2,725
	Universal American Corp.	306,424	2,724
*	Gentiva Health Services Inc.	236,696	2,357
*	Rigel Pharmaceuticals Inc.	683,917	2,284

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	LHC Group Inc.	96,866	1,897
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	71,097	193
			613,492
Industrials (21.2%)
	Towers Watson & Co. Class A	515,563	42,245
	Valspar Corp.	627,036	40,550
*	Flextronics International Ltd.	4,960,082	38,391
	Packaging Corp. of America	777,385	38,061
	Lincoln Electric Holdings Inc.	656,942	37,623
*	United Rentals Inc.	747,119	37,289
	IDEX Corp.	651,981	35,083
	Total System Services Inc.	1,334,391	32,666
	Bemis Co. Inc.	815,795	31,930
	Carlisle Cos. Inc.	504,155	31,414
	PerkinElmer Inc.	887,508	28,844
	Rock Tenn Co. Class A	285,291	28,495
	URS Corp.	601,772	28,416
	Global Payments Inc.	604,490	28,000
	Sonoco Products Co.	802,670	27,748
	Aptargroup Inc.	502,408	27,738
	Babcock & Wilcox Co.	889,706	26,718
*	Oshkosh Corp.	697,678	26,491
	Broadridge Financial Solutions Inc.	961,234	25,550
	Ryder System Inc.	411,748	25,030
*	AECOM Technology Corp.	774,526	24,622
	Kennametal Inc.	624,384	24,245
	Trinity Industries Inc.	628,042	24,142
*	WESCO International Inc.	349,800	23,772
	Lennox International Inc.	359,645	23,212
	Huntington Ingalls Industries Inc.	396,642	22,402
*	Terex Corp.	837,700	22,032
	Crane Co.	366,895	21,984
	World Fuel Services Corp.	545,717	21,818
*	Teledyne Technologies Inc.	281,516	21,775
	Alliant Techsystems Inc.	254,576	20,959
	ITT Corp.	711,127	20,914
	Lender Processing Services Inc.	642,105	20,772
	EnerSys Inc.	422,350	20,712
	Exelis Inc.	1,491,868	20,573
	EMCOR Group Inc.	505,599	20,553
*	Spirit Aerosystems Holdings Inc. Class A	948,947	20,383
^	RR Donnelley & Sons Co.	1,438,415	20,152
	Waste Connections Inc.	464,944	19,128
	Manitowoc Co. Inc.	1,058,652	18,961
*	Owens-Illinois Inc.	652,267	18,127
	Covanta Holding Corp.	881,777	17,653
	GATX Corp.	371,150	17,604
	Con-way Inc.	446,811	17,408
	Belden Inc.	348,364	17,394
*	Foster Wheeler AG	794,182	17,242
	Actuant Corp. Class A	522,348	17,222
	Generac Holdings Inc.	461,055	17,064
*	Moog Inc. Class A	329,182	16,963
*	USG Corp.	731,382	16,858
*	CoreLogic Inc.	719,509	16,671
	Silgan Holdings Inc.	353,914	16,620
*	Esterline Technologies Corp.	223,301	16,142
*	Anixter International Inc.	206,344	15,643
	Harsco Corp.	638,236	14,801
	Gardner Denver Inc.	194,658	14,634
	Applied Industrial Technologies Inc.	300,075	14,503
*	Vishay Intertechnology Inc.	1,042,795	14,484
	Deluxe Corp.	402,436	13,944
	Littelfuse Inc.	174,968	13,054

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

	Convergys Corp.	748,156	13,040

			Market
			Value
		Shares	($000)
	UTi Worldwide Inc.	785,679	12,940
	Greif Inc. Class A	244,893	12,899
*	Graphic Packaging Holding Co.	1,649,714	12,769
*	Itron Inc.	297,154	12,608
	Curtiss-Wright Corp.	333,514	12,360
*	Tetra Tech Inc.	513,790	12,079
*	Euronet Worldwide Inc.	374,761	11,940
	TAL International Group Inc.	267,797	11,668
	Mine Safety Appliances Co.	249,818	11,629
	General Cable Corp.	374,099	11,504
	Brady Corp. Class A	361,852	11,120
*	Texas Industries Inc.	168,774	10,994
	Regal-Beloit Corp.	169,106	10,965
*	Mobile Mini Inc.	328,965	10,905
*	Swift Transportation Co.	656,818	10,864
	Barnes Group Inc.	361,547	10,843
	UniFirst Corp.	113,755	10,380
	United Stationers Inc.	304,927	10,230
*	Armstrong World Industries Inc.	210,657	10,067
*	FTI Consulting Inc.	303,023	9,966
*	Berry Plastics Group Inc.	450,314	9,938
	Watts Water Technologies Inc. Class A	216,321	9,808
	Brink's Co.	379,554	9,682
*	PHH Corp.	451,906	9,210
	ABM Industries Inc.	368,234	9,025
*	Atlas Air Worldwide Holdings Inc.	204,492	8,949
*	Sanmina Corp.	622,536	8,933
*	Benchmark Electronics Inc.	430,375	8,651
	Matson Inc.	337,887	8,447
	Werner Enterprises Inc.	348,050	8,412
*	EnPro Industries Inc.	165,289	8,390
	Granite Construction Inc.	277,241	8,251
*	Orbital Sciences Corp.	474,915	8,249
	Aircastle Ltd.	514,802	8,232
	Otter Tail Corp.	287,862	8,175
*	Louisiana-Pacific Corp.	551,579	8,158
*	Plexus Corp.	270,652	8,090
	Knight Transportation Inc.	474,517	7,981
	Albany International Corp.	225,066	7,423
	Kaman Corp.	214,594	7,416
*	Korn/Ferry International	385,509	7,224
	Cubic Corp.	148,586	7,147
	MTS Systems Corp.	125,571	7,107
	CIRCOR International Inc.	139,463	7,093
	Kaydon Corp.	255,627	7,043
	G&K Services Inc. Class A	147,486	7,020
	Textainer Group Holdings Ltd.	177,362	6,818
*	GrafTech International Ltd.	910,087	6,625
	AAR Corp.	298,932	6,571
	McGrath RentCorp	190,047	6,492
	ESCO Technologies Inc.	199,423	6,457
*	TrueBlue Inc.	303,722	6,393
*	Wesco Aircraft Holdings Inc.	335,177	6,224
*	Greatbatch Inc.	189,802	6,224
	Universal Forest Products Inc.	149,916	5,985
	Booz Allen Hamilton Holding Corp.	324,775	5,645
*	Rofin-Sinar Technologies Inc.	224,548	5,600
	Altra Holdings Inc.	203,733	5,578
	Insperity Inc.	182,496	5,530
*	Tutor Perini Corp.	302,274	5,468
*	Meritor Inc.	773,758	5,455
	Standex International Corp.	100,940	5,325
*	Power-One Inc.	827,188	5,228

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

*	Rexnord Corp.	309,103	5,208

			Market
			Value
		Shares	($000)
	Apogee Enterprises Inc.	216,883	5,205
	Heartland Express Inc.	370,261	5,136
	Encore Wire Corp.	147,716	5,037
	H&E Equipment Services Inc.	237,338	5,001
*	Sykes Enterprises Inc.	316,395	4,986
	ManTech International Corp. Class A	190,028	4,964
	Astec Industries Inc.	144,223	4,945
	AAON Inc.	145,886	4,826
*	Navigant Consulting Inc.	400,601	4,807
	Quad/Graphics Inc.	199,352	4,804
*	Greenbrier Cos. Inc.	194,604	4,743
	AVX Corp.	401,642	4,719
	John Bean Technologies Corp.	216,756	4,554
	Arkansas Best Corp.	193,659	4,445
	Materion Corp.	161,833	4,384
*	Checkpoint Systems Inc.	308,917	4,384
	Schnitzer Steel Industries Inc.	185,172	4,329
*	Nortek Inc.	67,149	4,326
	Mueller Water Products Inc. Class A	621,834	4,297
*	Monster Worldwide Inc.	872,492	4,284
	Comfort Systems USA Inc.	281,061	4,193
*	Newport Corp.	292,152	4,070
*	TeleTech Holdings Inc.	164,631	3,857
	Kelly Services Inc. Class A	214,498	3,747
*	TTM Technologies Inc.	426,738	3,585
	Resources Connection Inc.	308,095	3,574
	American Science & Engineering Inc.	62,025	3,473
*	CAI International Inc.	140,904	3,321
	Black Box Corp.	128,342	3,250
	Kforce Inc.	219,665	3,207
*	Consolidated Graphics Inc.	65,140	3,062
*	Layne Christensen Co.	148,460	2,897
*	Air Transport Services Group Inc.	407,172	2,691
*	Boise Cascade Co.	102,210	2,597
	Hyster-Yale Materials Handling Inc.	31,876	2,002
*	Dice Holdings Inc.	164,327	1,514
*	Kemet Corp.	257,286	1,058
*	Aeroflex Holding Corp.	133,377	1,052
*	Multi-Fineline Electronix Inc.	64,644	957
*	Viasystems Group Inc.	32,603	376
*	Swisher Hygiene Inc.	224,154	193
	Greif Inc. Class B	74	4
			2,106,930
Oil & Gas (3.8%)
*	Superior Energy Services Inc.	1,265,037	32,815
*	WPX Energy Inc.	1,587,520	30,068
*	First Solar Inc.	534,449	23,906
	Patterson-UTI Energy Inc.	1,103,064	21,350
*	MRC Global Inc.	766,067	21,159
	Targa Resources Corp.	302,099	19,434
	Bristow Group Inc.	285,999	18,681
*	Helix Energy Solutions Group Inc.	798,105	18,388
*	Unit Corp.	389,345	16,578
*	Exterran Holdings Inc.	467,715	13,152
*	Newfield Exploration Co.	535,883	12,802
	SEACOR Holdings Inc.	151,238	12,560
	Western Refining Inc.	426,133	11,962
*	Ultra Petroleum Corp.	574,822	11,393
*	Stone Energy Corp.	375,758	8,278
	Delek US Holdings Inc.	285,182	8,208
^	PBF Energy Inc. Class A	313,998	8,133
*	McDermott International Inc.	938,276	7,675
*	Newpark Resources Inc.	683,768	7,515

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

	EXCO Resources Inc.	949,593	7,255

			Market
			Value
		Shares	($000)
*	Hercules Offshore Inc.	1,012,582	7,129
	Crosstex Energy Inc.	320,401	6,331
*	Key Energy Services Inc.	1,027,784	6,115
*	TETRA Technologies Inc.	590,327	6,057
*	Parker Drilling Co.	898,932	4,477
*	Basic Energy Services Inc.	317,986	3,844
*	Forest Oil Corp.	939,820	3,844
	W&T Offshore Inc.	266,173	3,804
*	GT Advanced Technologies Inc.	901,471	3,741
	Contango Oil & Gas Co.	108,722	3,669
*	Tesco Corp.	245,627	3,255
*	Pioneer Energy Services Corp.	469,706	3,109
	Alon USA Energy Inc.	174,555	2,524
*	Penn Virginia Corp.	441,569	2,075
*	Clayton Williams Energy Inc.	47,686	2,074
*	Willbros Group Inc.	312,932	1,921
*	Harvest Natural Resources Inc.	107,698	334
			375,615
Other (0.0%)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
*	Federal-Mogul Corp. Rights 07/09/13	154,217	34
			93
Technology (6.0%)
*	NCR Corp.	1,303,314	42,996
^	Pitney Bowes Inc.	1,597,557	23,452
*	Ingram Micro Inc.	1,205,283	22,888
	AOL Inc.	583,425	21,283
*	Brocade Communications Systems Inc.	3,519,035	20,270
^,*	Advanced Micro Devices Inc.	4,815,875	19,649
*	Rovi Corp.	820,224	18,734
	Diebold Inc.	503,607	16,967
*	Microsemi Corp.	735,058	16,723
	Compuware Corp.	1,608,026	16,643
	DST Systems Inc.	243,212	15,889
*	Verint Systems Inc.	434,917	15,427
	Lexmark International Inc. Class A	499,757	15,278
	j2 Global Inc.	345,239	14,676
*	VeriFone Systems Inc.	858,651	14,434
*	ON Semiconductor Corp.	1,783,131	14,408
*	Polycom Inc.	1,364,916	14,386
*	Tech Data Corp.	298,838	14,072
*	Fairchild Semiconductor International Inc. Class A	1,006,524	13,890
*	SunEdison Inc.	1,650,659	13,486
*	EchoStar Corp. Class A	323,851	12,666
*	ARRIS Group Inc.	872,222	12,516
*	CACI International Inc. Class A	182,561	11,591
	Cypress Semiconductor Corp.	1,047,168	11,236
	ADTRAN Inc.	445,619	10,967
*	PMC - Sierra Inc.	1,614,649	10,253
*	Synaptics Inc.	257,128	9,915
*	Progress Software Corp.	414,641	9,541
*	SYNNEX Corp.	206,744	8,741
*	Integrated Device Technology Inc.	1,051,050	8,345
	Intersil Corp. Class A	1,006,771	7,873
*	Unisys Corp.	350,253	7,730
*	ScanSource Inc.	220,763	7,064
*	QLogic Corp.	706,775	6,757
*	Insight Enterprises Inc.	345,565	6,130
	Loral Space & Communications Inc.	101,299	6,076
*	Dycom Industries Inc.	249,461	5,773
*	Harmonic Inc.	899,286	5,710
*	RF Micro Devices Inc.	1,060,806	5,675
*	CSG Systems International Inc.	255,643	5,547

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

	United Online Inc.	692,555	5,250

			Market
			Value
		Shares	($000)
	Tellabs Inc.	2,541,372	5,032
*	Digital River Inc.	263,924	4,954
*	Spansion Inc. Class A	395,248	4,949
*	NETGEAR Inc.	151,955	4,641
*	Emulex Corp.	680,773	4,439
	Comtech Telecommunications Corp.	123,961	3,333
	EPIQ Systems Inc.	241,807	3,257
*	IntraLinks Holdings Inc.	427,335	3,102
*	Pendrell Corp.	1,178,810	3,089
	Micrel Inc.	299,101	2,955
*	FormFactor Inc.	429,032	2,896
*	Cabot Microelectronics Corp.	87,163	2,877
*	Lattice Semiconductor Corp.	453,822	2,301
*	Mercury Systems Inc.	241,178	2,224
*	Amkor Technology Inc.	484,836	2,041
*	Volterra Semiconductor Corp.	97,685	1,379
*	STEC Inc.	147,506	991
	Systemax Inc.	84,957	799
			596,166
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	720,298	17,756
^,*	NII Holdings Inc.	1,296,733	8,649
	Consolidated Communications Holdings Inc.	302,649	5,269
*	Vonage Holdings Corp.	1,344,415	3,805
	United States Cellular Corp.	100,009	3,669
*	Iridium Communications Inc.	456,614	3,543
*	Leap Wireless International Inc.	435,459	2,931
	EarthLink Inc.	405,943	2,521
			48,143
Utilities (6.5%)
	NV Energy Inc.	1,866,347	43,785
	AGL Resources Inc.	934,571	40,056
	UGI Corp.	902,521	35,298
	Aqua America Inc.	1,115,819	34,914
	Questar Corp.	1,387,915	33,102
	Westar Energy Inc.	1,006,059	32,154
	Atmos Energy Corp.	717,976	29,480
	Great Plains Energy Inc.	1,218,934	27,475
	Cleco Corp.	479,307	22,254
	Vectren Corp.	652,373	22,070
	Piedmont Natural Gas Co. Inc.	600,635	20,265
	Hawaiian Electric Industries Inc.	779,525	19,730
	IDACORP Inc.	398,390	19,027
	Portland General Electric Co.	600,177	18,359
	WGL Holdings Inc.	410,070	17,723
	Southwest Gas Corp.	367,457	17,193
	Black Hills Corp.	351,600	17,140
*	Dynegy Inc.	753,443	16,990
	ALLETE Inc.	316,626	15,784
	UIL Holdings Corp.	401,149	15,344
	South Jersey Industries Inc.	252,842	14,516
	PNM Resources Inc.	630,192	13,984
	UNS Energy Corp.	311,699	13,942
	New Jersey Resources Corp.	330,607	13,730
	Avista Corp.	474,136	12,811
	NorthWestern Corp.	295,431	11,788
	El Paso Electric Co.	318,235	11,237
	Laclede Group Inc.	235,848	10,769
	MGE Energy Inc.	182,952	10,018
	Northwest Natural Gas Co.	213,369	9,064
	American States Water Co.	153,106	8,217
	Empire District Electric Co.	338,708	7,557
	California Water Service Group	359,971	7,023

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2013

	Atlantic Power Corp.			471,910	1,859

					Market
					Value
				Shares	($000)
	Ormat Technologies Inc.			71,477	1,681
					646,339
Total Common Stocks (Cost $8,566,274)					9,889,938

		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
2,3	Vanguard Market Liquidity Fund	0.127%		125,714,376	125,714

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.095%	9/4/13	2,000	2,000
5,6	Federal Home Loan Bank Discount Notes	0.135%	9/20/13	10,000	9,997
					11,997
Total Temporary Cash Investments (Cost $137,711)					137,711
Total Investments (100.8%) (Cost $8,703,985)					10,027,649
Other Assets and Liabilities—Net (-0.8%)[3]					(77,040)
Net Assets (100%)					9,950,609

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $46,287,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $49,711,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

50

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© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 482_082013

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (15.7%)
	Las Vegas Sands Corp.	3,122,274	165,262
*	Liberty Media Corp. Class A	986,377	125,033
*	Liberty Global plc Class A	1,654,004	122,529
*	Liberty Global plc	1,481,792	100,599
	Sirius XM Radio Inc.	27,529,010	92,222
	DISH Network Corp. Class A	1,801,059	76,581
	Tractor Supply Co.	614,301	72,248
*	Charter Communications Inc. Class A	578,856	71,691
*,^	Tesla Motors Inc.	641,436	68,909
*	LKQ Corp.	2,628,542	67,685
*	TRW Automotive Holdings Corp.	951,846	63,241
*	Mohawk Industries Inc.	535,985	60,293
	Polaris Industries Inc.	562,662	53,453
	Advance Auto Parts Inc.	643,744	52,253
*	Ulta Salon Cosmetics & Fragrance Inc.	521,217	52,205
	Lear Corp.	818,214	49,469
*	MGM Resorts International	3,286,599	48,576
	Signet Jewelers Ltd.	715,663	48,257
	Foot Locker Inc.	1,326,581	46,603
*	Panera Bread Co. Class A	247,644	46,047
	Hanesbrands Inc.	867,380	44,601
	Dick's Sporting Goods Inc.	885,218	44,314
*	Toll Brothers Inc.	1,333,330	43,507
	Royal Caribbean Cruises Ltd.	1,281,382	42,721
	Williams-Sonoma Inc.	760,723	42,517
*	Sally Beauty Holdings Inc.	1,353,254	42,086
*	Under Armour Inc. Class A	688,046	41,083
*	Jarden Corp.	894,334	39,127
*	NVR Inc.	41,439	38,207
	Tupperware Brands Corp.	468,004	36,359
	Service Corp. International	1,863,332	33,596
*	AMC Networks Inc. Class A	511,089	33,430
	Carter's Inc.	450,917	33,399
*	Madison Square Garden Co. Class A	546,595	32,386
*	Penn National Gaming Inc.	597,545	31,586
	Six Flags Entertainment Corp.	845,000	29,710
	Gentex Corp.	1,263,898	29,133
	Domino's Pizza Inc.	497,423	28,925
	GNC Holdings Inc. Class A	643,849	28,465
	American Eagle Outfitters Inc.	1,549,960	28,302
*	Visteon Corp.	444,549	28,060
	Dunkin' Brands Group Inc.	647,458	27,724
*	Cabela's Inc.	412,493	26,713
	Brunswick Corp.	796,202	25,439
	Cinemark Holdings Inc.	900,230	25,134
	Dana Holding Corp.	1,298,061	25,001
	Brinker International Inc.	624,287	24,616
	Chico's FAS Inc.	1,434,251	24,468
*	Tenneco Inc.	538,577	24,387
	Wolverine World Wide Inc.	441,690	24,121
*	Fifth & Pacific Cos. Inc.	1,055,843	23,588
*	Tempur Sealy International Inc.	534,340	23,458
	Sotheby's	605,414	22,951
	Dillard's Inc. Class A	270,611	22,182
*	Starz	1,000,934	22,121
	Pool Corp.	414,067	21,701
	Pier 1 Imports Inc.	922,663	21,673
*	Lamar Advertising Co. Class A	494,350	21,455
	DSW Inc. Class A	287,369	21,113
*	Groupon Inc.	2,398,447	20,387
	Cracker Barrel Old Country Store Inc.	209,360	19,818

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Ascena Retail Group Inc.	1,131,955	19,753
*	Live Nation Entertainment Inc.	1,272,766	19,728
*	Hyatt Hotels Corp. Class A	488,638	19,721
	Vail Resorts Inc.	320,035	19,689
	Thor Industries Inc.	391,690	19,263
*	Bally Technologies Inc.	339,942	19,180
	Rent-A-Center Inc.	508,995	19,113
*	Lumber Liquidators Holdings Inc.	243,160	18,935
	Cooper Tire & Rubber Co.	557,554	18,494
	Cheesecake Factory Inc.	438,615	18,374
	Sinclair Broadcast Group Inc. Class A	618,126	18,161
*	Steven Madden Ltd.	367,362	17,773
*	Life Time Fitness Inc.	348,584	17,468
	Aaron's Inc.	620,570	17,382
	HSN Inc.	316,492	17,002
	Guess? Inc.	537,689	16,684
*	CST Brands Inc.	533,815	16,447
	John Wiley & Sons Inc. Class A	409,471	16,416
	Ryland Group Inc.	408,143	16,367
*	Buffalo Wild Wings Inc.	165,996	16,294
*	Big Lots Inc.	516,128	16,273
*	DreamWorks Animation SKG Inc. Class A	629,380	16,150
	Men's Wearhouse Inc.	418,164	15,827
*	Express Inc.	754,747	15,827
*	Shutterfly Inc.	282,303	15,750
	Morningstar Inc.	202,782	15,732
*	Apollo Group Inc. Class A	884,700	15,677
*	Deckers Outdoor Corp.	307,733	15,544
*	Jack in the Box Inc.	393,604	15,465
	DeVry Inc.	498,205	15,454
	Meredith Corp.	322,042	15,361
*	Iconix Brand Group Inc.	504,625	14,841
	Wendy's Co.	2,514,082	14,657
*,^	Coinstar Inc.	249,750	14,653
	KB Home	733,107	14,391
*	Genesco Inc.	211,357	14,159
*	ANN Inc.	417,200	13,851
*,^	Sears Holdings Corp.	323,278	13,604
	Hillenbrand Inc.	561,197	13,306
*	Crocs Inc.	789,939	13,034
	Texas Roadhouse Inc. Class A	515,879	12,907
*	Hibbett Sports Inc.	230,810	12,810
	Buckle Inc.	245,189	12,755
	Monro Muffler Brake Inc.	263,004	12,637
*	Select Comfort Corp.	499,914	12,528
*	WMS Industries Inc.	490,413	12,510
	Regal Entertainment Group Class A	694,769	12,436
	Group 1 Automotive Inc.	192,946	12,412
*	Grand Canyon Education Inc.	378,445	12,197
*	Vitamin Shoppe Inc.	270,680	12,137
*	New York Times Co. Class A	1,096,171	12,124
*	Saks Inc.	885,730	12,081
*	Meritage Homes Corp.	278,476	12,075
	Bob Evans Farms Inc.	249,181	11,706
	Penske Automotive Group Inc.	380,844	11,631
	Belo Corp. Class A	831,098	11,594
*	American Axle & Manufacturing Holdings Inc.	611,083	11,384
	MDC Holdings Inc.	347,848	11,309
*	Marriott Vacations Worldwide Corp.	261,385	11,302
	Arbitron Inc.	239,264	11,114
	Dorman Products Inc.	242,236	11,053
^	Burger King Worldwide Inc.	565,359	11,030
	Weight Watchers International Inc.	239,209	11,004
*	Asbury Automotive Group Inc.	274,322	11,000

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Children's Place Retail Stores Inc.	199,097	10,910
*	Francesca's Holdings Corp.	391,883	10,890
*	Helen of Troy Ltd.	283,770	10,888
*	Standard Pacific Corp.	1,280,380	10,666
*	Conn's Inc.	202,232	10,468
*	Jos A Bank Clothiers Inc.	251,081	10,375
*	Pinnacle Entertainment Inc.	523,355	10,294
*	Krispy Kreme Doughnuts Inc.	581,591	10,149
	Lithia Motors Inc. Class A	189,835	10,120
*	Tumi Holdings Inc.	418,706	10,049
	DineEquity Inc.	144,319	9,939
*	Office Depot Inc.	2,552,609	9,879
*	Bloomin' Brands Inc.	391,988	9,753
	Finish Line Inc. Class A	445,752	9,744
	Choice Hotels International Inc.	245,430	9,741
*	Aeropostale Inc.	703,389	9,707
*	Orient-Express Hotels Ltd. Class A	797,840	9,702
	Nexstar Broadcasting Group Inc. Class A	272,385	9,659
*	Restoration Hardware Holdings Inc.	128,601	9,645
	La-Z-Boy Inc.	469,755	9,522
	Jones Group Inc.	691,668	9,510
*	HomeAway Inc.	292,669	9,465
*	Papa John's International Inc.	144,777	9,464
*	iRobot Corp.	235,499	9,366
	Matthews International Corp. Class A	248,258	9,359
*	SHFL Entertainment Inc.	505,182	8,947
	Churchill Downs Inc.	112,162	8,844
*	Ascent Capital Group Inc. Class A	111,601	8,713
*	K12 Inc.	330,929	8,693
	National CineMedia Inc.	514,333	8,687
	Valassis Communications Inc.	349,918	8,604
	Stewart Enterprises Inc. Class A	649,927	8,508
	Regis Corp.	507,472	8,333
*	Skechers U.S.A. Inc. Class A	345,394	8,293
	Sturm Ruger & Co. Inc.	172,426	8,283
*	BJ's Restaurants Inc.	222,206	8,244
	SeaWorld Entertainment Inc.	229,596	8,059
	Oxford Industries Inc.	128,582	8,023
	OfficeMax Inc.	777,277	7,952
	Brown Shoe Co. Inc.	369,140	7,948
*	AFC Enterprises Inc.	216,503	7,781
	Ameristar Casinos Inc.	294,910	7,753
	International Speedway Corp. Class A	230,449	7,252
*	Quiksilver Inc.	1,123,233	7,234
*	G-III Apparel Group Ltd.	146,050	7,028
	Scholastic Corp.	238,238	6,978
	Interval Leisure Group Inc.	349,831	6,969
^	Columbia Sportswear Co.	110,160	6,902
	True Religion Apparel Inc.	216,105	6,842
*	Sonic Corp.	469,044	6,829
	Loral Space & Communications Inc.	113,381	6,801
	Stage Stores Inc.	289,087	6,794
	Ethan Allen Interiors Inc.	234,230	6,746
	Drew Industries Inc.	170,377	6,699
	Core-Mark Holding Co. Inc.	105,097	6,674
*	Multimedia Games Holding Co. Inc.	255,508	6,661
*	Norwegian Cruise Line Holdings Ltd.	218,799	6,632
*	Steiner Leisure Ltd.	124,310	6,571
	Sonic Automotive Inc. Class A	310,190	6,557
*	Red Robin Gourmet Burgers Inc.	118,798	6,555
*	Tile Shop Holdings Inc.	224,495	6,501
	Allison Transmission Holdings Inc.	278,894	6,437
	CEC Entertainment Inc.	150,014	6,157
*	Taylor Morrison Home Corp. Class A	249,183	6,075

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Cato Corp. Class A	242,624	6,056
	Arctic Cat Inc.	134,462	6,048
	Standard Motor Products Inc.	174,775	6,002
*	American Public Education Inc.	159,022	5,909
*	Fiesta Restaurant Group Inc.	171,403	5,895
*	Scientific Games Corp. Class A	523,823	5,893
*,^	Smith & Wesson Holding Corp.	590,033	5,889
*	Zumiez Inc.	198,988	5,721
*,^	Boyd Gaming Corp.	504,600	5,702
*	Winnebago Industries Inc.	264,969	5,562
*	Pep Boys-Manny Moe & Jack	476,414	5,517
	Movado Group Inc.	162,920	5,512
	Fred's Inc. Class A	352,165	5,455
*	Barnes & Noble Inc.	340,673	5,437
*	rue21 inc	130,659	5,437
*	Biglari Holdings Inc.	13,082	5,369
*	Capella Education Co.	126,936	5,287
^	Strayer Education Inc.	106,714	5,211
	American Greetings Corp. Class A	282,618	5,149
*	Denny's Corp.	909,613	5,112
*	Ruby Tuesday Inc.	551,226	5,088
*	Overstock.com Inc.	168,968	4,765
*	Bright Horizons Family Solutions Inc.	136,866	4,751
*,^	Hovnanian Enterprises Inc. Class A	843,242	4,731
*,^	Beazer Homes USA Inc.	266,965	4,677
*	Libbey Inc.	192,345	4,610
	Ruth's Hospitality Group Inc.	375,716	4,535
	Big 5 Sporting Goods Corp.	205,562	4,512
*	Blue Nile Inc.	119,108	4,500
*	EW Scripps Co. Class A	288,215	4,490
*	M/I Homes Inc.	195,319	4,485
*	Modine Manufacturing Co.	409,512	4,455
*	Gentherm Inc.	231,555	4,300
	Haverty Furniture Cos. Inc.	183,922	4,232
*	LIN TV Corp. Class A	273,577	4,186
*	Wet Seal Inc. Class A	887,616	4,181
*,^	Vera Bradley Inc.	190,091	4,117
	Harte-Hanks Inc.	448,431	3,856
*	LeapFrog Enterprises Inc.	387,580	3,814
*	Chuy's Holdings Inc.	99,328	3,808
*	Universal Electronics Inc.	135,107	3,801
*	Five Below Inc.	102,596	3,771
*	Maidenform Brands Inc.	212,313	3,679
	Superior Industries International Inc.	207,941	3,579
	Entravision Communications Corp. Class A	581,230	3,575
*	Unifi Inc.	171,544	3,546
	Callaway Golf Co.	537,330	3,536
*,^	ITT Educational Services Inc.	138,603	3,382
	Nutrisystem Inc.	286,424	3,374
	NACCO Industries Inc. Class A	58,219	3,335
	Destination Maternity Corp.	135,112	3,324
*	Tuesday Morning Corp.	319,140	3,309
	Stein Mart Inc.	240,623	3,284
	World Wrestling Entertainment Inc. Class A	312,581	3,223
	PetMed Express Inc.	252,774	3,185
*	Sears Hometown and Outlet Stores Inc.	72,497	3,170
*	America's Car-Mart Inc.	68,020	2,941
*	RadioShack Corp.	922,324	2,915
*	Fuel Systems Solutions Inc.	159,188	2,848
*	VOXX International Corp. Class A	226,056	2,774
	Speedway Motorsports Inc.	158,572	2,759
*	Clear Channel Outdoor Holdings Inc. Class A	369,466	2,756
*	Stoneridge Inc.	231,241	2,692
*	Kirkland's Inc.	155,873	2,689

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Shoe Carnival Inc.	111,088	2,667
*	Journal Communications Inc. Class A	351,411	2,632
*	Steinway Musical Instruments Inc.	85,002	2,587
*	hhgregg Inc.	159,657	2,550
	Saga Communications Inc. Class A	55,516	2,549
*	Rentrak Corp.	126,967	2,548
*	Cavco Industries Inc.	48,701	2,457
*	Jamba Inc.	157,825	2,356
	JAKKS Pacific Inc.	207,319	2,332
	Marcus Corp.	181,798	2,312
	Fisher Communications Inc.	55,619	2,285
*	Nautilus Inc.	262,423	2,280
*	Carmike Cinemas Inc.	117,707	2,279
*,^	Caesars Entertainment Corp.	164,180	2,249
*	MarineMax Inc.	194,034	2,198
*	Morgans Hotel Group Co.	265,523	2,140
	Spartan Motors Inc.	345,807	2,116
*	Bridgepoint Education Inc.	171,848	2,093
*	Federal-Mogul Corp.	204,750	2,090
*	Christopher & Banks Corp.	309,051	2,083
	Universal Technical Institute Inc.	189,824	1,961
	Strattec Security Corp.	50,676	1,893
*	Zale Corp.	204,966	1,865
*	Bravo Brio Restaurant Group Inc.	103,832	1,850
	Carriage Services Inc. Class A	108,155	1,833
*	Citi Trends Inc.	125,986	1,831
	AH Belo Corp. Class A	266,351	1,827
*	Gray Television Inc.	250,646	1,805
*	Digital Generation Inc.	241,419	1,779
*	Mattress Firm Holding Corp.	43,900	1,769
*	Cumulus Media Inc. Class A	520,652	1,765
	Town Sports International Holdings Inc.	158,868	1,711
	Marine Products Corp.	213,120	1,709
*	Pacific Sunwear of California Inc.	464,513	1,695
*	Corinthian Colleges Inc.	743,507	1,665
*	Famous Dave's Of America Inc.	106,560	1,661
^	Collectors Universe	124,595	1,651
	Perry Ellis International Inc.	80,697	1,639
*	Media General Inc. Class A	146,991	1,621
	Bassett Furniture Industries Inc.	103,360	1,605
*	Orbitz Worldwide Inc.	197,059	1,582
*	Destination XL Group Inc.	246,387	1,562
	bebe stores inc	274,459	1,540
^	Bon-Ton Stores Inc.	85,107	1,536
*	Career Education Corp.	528,993	1,534
^	Blyth Inc.	109,397	1,527
	Flexsteel Industries Inc.	59,327	1,446
	CSS Industries Inc.	58,002	1,446
	Lifetime Brands Inc.	104,887	1,424
	Culp Inc.	81,545	1,418
*	1-800-Flowers.com Inc. Class A	225,149	1,394
	Cherokee Inc.	108,760	1,390
*	TRI Pointe Homes Inc.	83,732	1,388
*	Luby's Inc.	161,582	1,365
	Rocky Brands Inc.	89,284	1,350
*	Tandy Leather Factory Inc.	173,075	1,347
	Hooker Furniture Corp.	80,015	1,301
	Weyco Group Inc.	50,898	1,283
*	Entercom Communications Corp. Class A	134,221	1,267
*	Nathan's Famous Inc.	23,665	1,236
	RG Barry Corp.	75,240	1,222
*	New York & Co. Inc.	189,432	1,203
*	Isle of Capri Casinos Inc.	151,237	1,134
*	Zagg Inc.	210,879	1,128

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Body Central Corp.	84,399	1,124
*	Monarch Casino & Resort Inc.	66,625	1,123
	Mac-Gray Corp.	77,857	1,106
	Beasley Broadcasting Group Inc. Class A	131,564	1,102
*	Dixie Group Inc.	132,074	1,096
	Lincoln Educational Services Corp.	205,187	1,081
*	Education Management Corp.	190,783	1,072
	Remy International Inc.	57,329	1,065
*	West Marine Inc.	96,752	1,064
*	Joe's Jeans Inc.	612,767	1,005
*	Tilly's Inc. Class A	61,351	982
	Ambassadors Group Inc.	271,886	965
*	Valuevision Media Inc. Class A	188,637	964
	Winmark Corp.	14,711	954
	Trans World Entertainment Corp.	194,851	947
*	Carrols Restaurant Group Inc.	145,551	940
	Ark Restaurants Corp.	42,583	893
*	Gaiam Inc. Class A	198,738	886
*	Del Frisco's Restaurant Group Inc.	40,826	874
*	Tower International Inc.	42,997	851
*	Crown Media Holdings Inc. Class A	335,758	829
*	Rick's Cabaret International Inc.	93,202	804
*	MTR Gaming Group Inc.	237,953	797
*	McClatchy Co. Class A	341,741	779
*	Black Diamond Inc.	82,822	779
*	Ballantyne Strong Inc.	180,582	762
*	Red Lion Hotels Corp.	123,596	755
*	LifeLock Inc.	63,031	738
*	Charles & Colvard Ltd.	179,486	732
	Systemax Inc.	76,163	717
*,^	William Lyon Homes Class A	28,100	708
*	Martha Stewart Living Omnimedia Class A	290,708	701
*	Emmis Communications Corp. Class A	323,835	693
*	Cache Inc.	152,892	680
	Escalade Inc.	105,152	651
	Einstein Noah Restaurant Group Inc.	45,320	644
*	Delta Apparel Inc.	44,844	632
*	Navarre Corp.	226,128	624
	Shiloh Industries Inc.	59,757	624
*	Insignia Systems Inc.	291,212	612
*	Kona Grill Inc.	51,767	607
	Frisch's Restaurants Inc.	32,363	604
*	Full House Resorts Inc.	222,501	601
*	Central European Media Enterprises Ltd. Class A	180,800	598
	Gaming Partners International Corp.	74,766	591
*	Vitacost.com Inc.	66,827	565
*	Geeknet Inc.	39,271	544
*,^	Coldwater Creek Inc.	211,173	528
	Dover Motorsports Inc.	244,223	527
*	Motorcar Parts of America Inc.	56,445	518
*	Gordmans Stores Inc.	35,557	484
*	Century Casinos Inc.	130,616	452
*	Lakes Entertainment Inc.	128,112	451
*	Johnson Outdoors Inc. Class A	17,506	436
*	ReachLocal Inc.	34,250	420
*	ALCO Stores Inc.	37,332	413
*	Emerson Radio Corp.	246,030	406
*	Learning Tree International Inc.	132,325	404
*	Skullcandy Inc.	71,227	389
	Dover Downs Gaming & Entertainment Inc.	247,196	383
*	Harris Interactive Inc.	204,712	371
*	UQM Technologies Inc.	302,215	363
*	Furniture Brands International Inc.	89,352	357
*	Forward Industries Inc.	190,865	353

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Reading International Inc. Class A	55,497	353
*	Summer Infant Inc.	115,095	352
*	Perfumania Holdings Inc.	64,749	337
*	Hollywood Media Corp.	237,174	318
*	Premier Exhibitions Inc.	178,455	310
*	Stanley Furniture Co. Inc.	76,192	305
*	Noodles & Co.	7,254	267
*	Books-A-Million Inc.	101,558	264
*	Spanish Broadcasting System Inc.	73,134	248
*,^	Comstock Holding Cos. Inc. Class A	79,519	220
*	Radio One Inc.	92,133	214
*	Skyline Corp.	50,514	198
	Superior Uniform Group Inc.	18,311	198
*	Lee Enterprises Inc.	87,498	178
*	Cambium Learning Group Inc.	117,787	152
*	Cobra Electronics Corp.	50,521	152
*	dELiA*s Inc.	128,677	127
*	American Apparel Inc.	63,104	121
*	NTN Buzztime Inc.	287,989	118
*	CafePress Inc.	18,473	116
*	Cosi Inc.	46,560	102
*	SPAR Group Inc.	33,227	91
*	Lakeland Industries Inc.	17,187	81
*	Kid Brands Inc.	43,645	67
*	Appliance Recycling Centers of America Inc.	24,098	61
*	Entertainment Gaming Asia Inc.	22,710	42
*	Wells-Gardner Electronics Corp.	20,885	38
*	Sport Chalet Inc. Class A	27,740	36
*	US Auto Parts Network Inc.	29,615	34
*	Nevada Gold & Casinos Inc.	30,913	30
*	Meade Instruments Corp.	4,548	17
*	Hallwood Group Inc.	1,737	17
	Hastings Entertainment Inc.	603	2
*	Digital Cinema Destinations Corp.	200	1
			4,632,630
Consumer Staples (3.6%)
	Bunge Ltd.	1,294,531	91,614
*	Green Mountain Coffee Roasters Inc.	1,090,034	81,818
	Church & Dwight Co. Inc.	1,216,412	75,065
	Energizer Holdings Inc.	547,861	55,065
	Ingredion Inc.	681,922	44,748
^	Herbalife Ltd.	910,987	41,122
*	Smithfield Foods Inc.	1,106,635	36,242
	Hillshire Brands Co.	1,089,049	36,026
	Flowers Foods Inc.	1,521,309	33,545
	Nu Skin Enterprises Inc. Class A	464,413	28,385
*	Hain Celestial Group Inc.	418,153	27,167
*	United Natural Foods Inc.	434,107	23,437
*	TreeHouse Foods Inc.	319,020	20,909
	Harris Teeter Supermarkets Inc.	435,377	20,402
	Casey's General Stores Inc.	337,373	20,296
*	Darling International Inc.	1,051,488	19,621
*	Rite Aid Corp.	6,380,208	18,247
*	Fresh Market Inc.	360,409	17,920
*	Dean Foods Co.	1,657,520	16,608
	B&G Foods Inc.	472,913	16,103
	PriceSmart Inc.	159,830	14,006
	Lancaster Colony Corp.	173,838	13,558
*	Prestige Brands Holdings Inc.	458,127	13,350
*	Post Holdings Inc.	292,488	12,770
*	Boston Beer Co. Inc. Class A	73,862	12,604
	Snyders-Lance Inc.	432,021	12,274
	Universal Corp.	208,952	12,088
	Sanderson Farms Inc.	179,733	11,938

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Spectrum Brands Holdings Inc.	205,474	11,685
*	SUPERVALU Inc.	1,789,462	11,130
	J&J Snack Foods Corp.	133,160	10,360
*	WhiteWave Foods Co. Class A	631,307	10,259
*	Elizabeth Arden Inc.	222,552	10,030
	Fresh Del Monte Produce Inc.	340,786	9,501
*	WhiteWave Foods Co. Class B	593,428	9,020
	Vector Group Ltd.	527,716	8,560
	Andersons Inc.	156,465	8,322
*	Pilgrim's Pride Corp.	528,236	7,892
*	Susser Holdings Corp.	161,481	7,732
	Seaboard Corp.	2,803	7,590
	WD-40 Co.	131,961	7,189
*	Boulder Brands Inc.	537,211	6,473
	Pinnacle Foods Inc.	259,745	6,273
^	Tootsie Roll Industries Inc.	191,822	6,096
	Cal-Maine Foods Inc.	124,614	5,796
	Weis Markets Inc.	102,366	4,614
*	Annie's Inc.	107,514	4,595
	Spartan Stores Inc.	234,807	4,330
*,^	Diamond Foods Inc.	205,242	4,259
*	Chiquita Brands International Inc.	386,502	4,221
*,^	USANA Health Sciences Inc.	55,906	4,046
	Inter Parfums Inc.	140,306	4,001
*	Medifast Inc.	150,051	3,865
*	Dole Food Co. Inc.	282,435	3,601
	Calavo Growers Inc.	118,706	3,228
*	Central Garden and Pet Co. Class A	446,098	3,078
*	Revlon Inc. Class A	134,262	2,962
*	Alliance One International Inc.	778,400	2,958
	Ingles Markets Inc. Class A	116,345	2,938
	National Beverage Corp.	156,522	2,734
	Coca-Cola Bottling Co. Consolidated	40,289	2,464
	Nash Finch Co.	109,457	2,409
*	Pantry Inc.	195,249	2,378
	Roundy's Inc.	241,510	2,012
*	Seneca Foods Corp. Class A	62,750	1,925
*	Natural Grocers by Vitamin Cottage Inc.	58,730	1,821
	Nutraceutical International Corp.	87,560	1,790
	John B Sanfilippo & Son Inc.	87,866	1,771
*	Fairway Group Holdings Corp.	71,202	1,721
*,^	Star Scientific Inc.	1,158,231	1,610
	Village Super Market Inc. Class A	47,108	1,559
	Female Health Co.	157,245	1,550
	Lifeway Foods Inc.	86,865	1,508
	Alico Inc.	36,449	1,462
	Oil-Dri Corp. of America	52,194	1,434
	United-Guardian Inc.	56,614	1,381
	Rocky Mountain Chocolate Factory Inc.	109,605	1,325
*,^	Lifevantage Corp.	570,154	1,323
	Limoneira Co.	63,790	1,322
*	Omega Protein Corp.	126,528	1,136
*	Farmer Bros Co.	80,719	1,135
	Orchids Paper Products Co.	37,259	978
	MGP Ingredients Inc.	153,708	916
	Arden Group Inc.	8,037	887
	Nature's Sunshine Products Inc.	49,551	810
*	Chefs' Warehouse Inc.	46,020	792
*	Harbinger Group Inc.	101,188	763
*,^	S&W Seed Co.	70,384	590
*	Overhill Farms Inc.	118,661	587
*	Inventure Foods Inc.	69,141	578
*	Synutra International Inc.	102,115	520
*	Natural Alternatives International Inc.	112,367	518

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Craft Brew Alliance Inc.	54,007	445
*,^	Pizza Inn Holdings Inc.	56,876	326
*	IGI Laboratories Inc.	88,519	127
*	Crumbs Bake Shop Inc.	97,703	116
*	Primo Water Corp.	58,242	106
*	Mannatech Inc.	7,432	82
*,^	Reed's Inc.	14,906	74
	Reliv International Inc.	44,259	56
*	Crystal Rock Holdings Inc.	42,584	37
			1,070,610
Energy (5.7%)
	HollyFrontier Corp.	1,789,789	76,567
*	Concho Resources Inc.	912,883	76,427
	Oceaneering International Inc.	952,412	68,764
*	Cobalt International Energy Inc.	2,434,483	64,684
	Core Laboratories NV	404,123	61,289
*	Cheniere Energy Inc.	2,124,256	58,969
	Cimarex Energy Co.	760,914	49,452
*	Whiting Petroleum Corp.	1,056,400	48,689
*	Oil States International Inc.	486,234	45,045
*	Continental Resources Inc.	504,693	43,434
*	Dresser-Rand Group Inc.	670,476	40,215
*	Superior Energy Services Inc.	1,412,083	36,629
	SM Energy Co.	586,500	35,178
	Energen Corp.	639,144	33,402
*	Dril-Quip Inc.	321,532	29,031
*	Gulfport Energy Corp.	609,358	28,682
*,^	Ultra Petroleum Corp.	1,351,988	26,796
	Lufkin Industries Inc.	300,760	26,608
*	Atwood Oceanics Inc.	503,953	26,231
	World Fuel Services Corp.	644,486	25,767
	Patterson-UTI Energy Inc.	1,301,345	25,188
	Tidewater Inc.	435,575	24,815
*	Oasis Petroleum Inc.	633,015	24,605
*	Rosetta Resources Inc.	540,577	22,985
	Bristow Group Inc.	321,930	21,028
*	Kodiak Oil & Gas Corp.	2,359,650	20,977
	SemGroup Corp. Class A	374,121	20,150
*	Helix Energy Solutions Group Inc.	867,245	19,981
	Berry Petroleum Co. Class A	411,457	17,413
*	McDermott International Inc.	2,098,328	17,164
*	Unit Corp.	384,510	16,372
	Targa Resources Corp.	254,265	16,357
*	Exterran Holdings Inc.	580,578	16,326
	Energy XXI Bermuda Ltd.	698,640	15,496
*	Hornbeck Offshore Services Inc.	285,438	15,271
*,^	SandRidge Energy Inc.	3,119,373	14,848
	SEACOR Holdings Inc.	169,510	14,078
*	PDC Energy Inc.	271,060	13,954
	Western Refining Inc.	492,026	13,811
^	CARBO Ceramics Inc.	176,413	11,896
*	Diamondback Energy Inc.	314,372	10,475
*	Alpha Natural Resources Inc.	1,976,180	10,355
*	Hercules Offshore Inc.	1,427,573	10,050
	Gulfmark Offshore Inc.	220,172	9,928
^	EXCO Resources Inc.	1,297,269	9,911
*	Stone Energy Corp.	442,194	9,742
*	Carrizo Oil & Gas Inc.	329,790	9,343
*	EPL Oil & Gas Inc.	311,403	9,143
^	PBF Energy Inc. Class A	349,301	9,047
*	Cloud Peak Energy Inc.	545,034	8,982
	Delek US Holdings Inc.	310,059	8,924
*,^	Bill Barrett Corp.	431,674	8,728
*	Newpark Resources Inc.	779,795	8,570

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
^	RPC Inc.	591,628	8,170
*	Key Energy Services Inc.	1,362,798	8,109
*	Geospace Technologies Corp.	115,169	7,956
*	C&J Energy Services Inc.	401,581	7,779
*,^	Clean Energy Fuels Corp.	588,018	7,762
*	Bonanza Creek Energy Inc.	208,957	7,410
*	Approach Resources Inc.	300,368	7,380
	Crosstex Energy Inc.	372,058	7,352
^	Arch Coal Inc.	1,907,515	7,210
*	TETRA Technologies Inc.	702,119	7,204
*	Northern Oil and Gas Inc.	532,277	7,101
*	Rex Energy Corp.	371,142	6,525
*	ION Geophysical Corp.	1,082,633	6,517
	Comstock Resources Inc.	399,867	6,290
	CVR Energy Inc.	132,529	6,282
*,^	Halcon Resources Corp.	954,775	5,414
*,^	Magnum Hunter Resources Corp.	1,463,202	5,341
*	Parker Drilling Co.	1,062,472	5,291
*	Forum Energy Technologies Inc.	164,531	5,007
*	Swift Energy Co.	387,521	4,646
*	Matrix Service Co.	289,829	4,516
	W&T Offshore Inc.	314,005	4,487
*	Era Group Inc.	168,484	4,406
*	Forest Oil Corp.	1,065,067	4,356
	Rentech Inc.	2,001,313	4,203
	Contango Oil & Gas Co.	115,563	3,900
*	Pioneer Energy Services Corp.	559,236	3,702
*,^	Nuverra Environmental Solutions Inc.	1,230,235	3,568
*	Triangle Petroleum Corp.	477,765	3,349
*	Vantage Drilling Co.	1,625,056	3,315
*	Resolute Energy Corp.	407,078	3,248
*	Tesco Corp.	242,682	3,216
*	Matador Resources Co.	267,600	3,206
*	Laredo Petroleum Holdings Inc.	155,815	3,204
*	Green Plains Renewable Energy Inc.	233,469	3,110
*	Basic Energy Services Inc.	256,689	3,103
*	Goodrich Petroleum Corp.	240,114	3,073
*	Vaalco Energy Inc.	508,965	2,911
*,^	Solazyme Inc.	246,684	2,891
	Gulf Island Fabrication Inc.	144,708	2,771
*	Dawson Geophysical Co.	71,083	2,620
*	Willbros Group Inc.	418,829	2,572
*	PHI Inc.	75,566	2,485
*	Clayton Williams Energy Inc.	56,698	2,466
*	Abraxas Petroleum Corp.	1,084,833	2,278
*	Synergy Resources Corp.	307,724	2,253
*	Mitcham Industries Inc.	131,015	2,198
*	BPZ Resources Inc.	1,227,588	2,197
*	Sanchez Energy Corp.	93,289	2,142
*,^	Quicksilver Resources Inc.	1,225,005	2,058
*	PetroQuest Energy Inc.	502,570	1,990
*	Natural Gas Services Group Inc.	83,883	1,970
*	Penn Virginia Corp.	412,891	1,941
*,^	Endeavour International Corp.	465,479	1,787
	Alon USA Energy Inc.	120,045	1,736
*	Evolution Petroleum Corp.	158,134	1,725
*,^	Cal Dive International Inc.	908,497	1,708
*	Warren Resources Inc.	647,597	1,651
*,^	Miller Energy Resources Inc.	401,903	1,608
	Bolt Technology Corp.	93,804	1,602
*	REX American Resources Corp.	47,954	1,380
*	FX Energy Inc.	418,600	1,344
*,^	Hyperdynamics Corp.	2,789,342	1,325
	Panhandle Oil and Gas Inc. Class A	44,536	1,269

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Westmoreland Coal Co.	108,592	1,219
*,^	James River Coal Co.	667,150	1,214
*	Harvest Natural Resources Inc.	375,223	1,163
	Adams Resources & Energy Inc.	16,653	1,147
*	Emerald Oil Inc.	163,981	1,125
*,^	Uranium Energy Corp.	618,183	1,107
*	Callon Petroleum Co.	323,373	1,090
*	RigNet Inc.	39,935	1,018
*	Midstates Petroleum Co. Inc.	167,671	907
*	Renewable Energy Group Inc.	62,238	886
*,^	ZaZa Energy Corp.	707,596	849
*	Apco Oil and Gas International Inc.	72,800	839
*	Global Geophysical Services Inc.	174,798	825
*,^	Gevo Inc.	373,802	759
	TGC Industries Inc.	88,827	730
*,^	Royale Energy Inc.	283,705	712
*,^	Amyris Inc.	241,401	698
*	Verenium Corp.	309,093	692
*	PHI Inc.	19,340	663
*	USEC Inc.	2,224,598	652
*	Syntroleum Corp.	85,766	592
*,^	Uranium Resources Inc.	205,483	540
*	Isramco Inc.	5,753	536
*	Gastar Exploration Ltd.	198,252	529
*	Forbes Energy Services Ltd.	130,816	526
*	US Energy Corp. Wyoming	249,063	516
	Hallador Energy Co.	64,028	515
*,^	KiOR Inc.	89,657	512
*	Crimson Exploration Inc.	164,025	463
*	Double Eagle Petroleum Co.	116,717	458
*,^	Zion Oil & Gas Inc.	164,596	369
*	Magellan Petroleum Corp.	330,649	341
*	CAMAC Energy Inc.	538,227	307
*,^	Lucas Energy Inc.	233,203	301
*	Tengasco Inc.	557,227	290
*	Pyramid Oil Co.	56,343	233
*	Saratoga Resources Inc.	134,902	206
*,^	Uranerz Energy Corp.	141,954	156
*	Barnwell Industries Inc.	46,909	148
*,^	BioFuel Energy Corp.	41,282	138
*	FieldPoint Petroleum Corp.	35,776	132
*,^	GreenHunter Resources Inc.	128,301	103
*	PrimeEnergy Corp.	2,726	101
*,^	Cubic Energy Inc.	270,766	81
*	Recovery Energy Inc.	44,772	70
*	PostRock Energy Corp.	45,178	69
*	Ceres Inc.	13,894	44
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	18
*	GeoPetro Resources Co.	31,100	2
			1,665,949
Financials (23.1%)
*	CIT Group Inc.	1,771,538	82,607
	General Growth Properties Inc.	3,967,121	78,827
*	Affiliated Managers Group Inc.	464,184	76,098
	Realty Income Corp.	1,727,397	72,412
	SL Green Realty Corp.	806,318	71,109
	Digital Realty Trust Inc.	1,130,325	68,950
	Willis Group Holdings plc	1,536,935	62,676
	Rayonier Inc.	1,109,391	61,449
*	Markel Corp.	114,187	60,171
	Federal Realty Investment Trust	574,265	59,540
*	Alleghany Corp.	148,829	57,048
	UDR Inc.	2,216,547	56,500
	Everest Re Group Ltd.	439,878	56,419

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	New York Community Bancorp Inc.	3,897,111	54,560
	Essex Property Trust Inc.	334,409	53,144
	Camden Property Trust	746,788	51,633
*	Realogy Holdings Corp.	1,039,113	49,919
	TD Ameritrade Holding Corp.	2,044,692	49,666
	Arthur J Gallagher & Co.	1,121,202	48,985
	Fidelity National Financial Inc. Class A	1,888,376	44,962
	Reinsurance Group of America Inc. Class A	641,524	44,336
	Duke Realty Corp.	2,842,075	44,308
	Senior Housing Properties Trust	1,662,601	43,111
	Raymond James Financial Inc.	1,000,867	43,017
*	Ocwen Financial Corp.	1,032,886	42,576
	Taubman Centers Inc.	561,248	42,178
	Regency Centers Corp.	808,915	41,101
	Alexandria Real Estate Equities Inc.	622,587	40,916
	Ares Capital Corp.	2,365,153	40,681
	Eaton Vance Corp.	1,074,556	40,393
	WR Berkley Corp.	975,048	39,840
	Liberty Property Trust	1,064,382	39,340
	Extra Space Storage Inc.	917,324	38,463
	HCC Insurance Holdings Inc.	888,447	38,301
	Assured Guaranty Ltd.	1,712,367	37,775
	American Campus Communities Inc.	927,180	37,699
	DDR Corp.	2,191,285	36,485
	CBOE Holdings Inc.	772,284	36,019
	National Retail Properties Inc.	1,042,882	35,875
	Jones Lang LaSalle Inc.	390,239	35,566
	Starwood Property Trust Inc.	1,432,827	35,462
	Cullen/Frost Bankers Inc.	530,752	35,438
*	MSCI Inc. Class A	1,062,673	35,355
	Kilroy Realty Corp.	663,251	35,159
*	Signature Bank	416,344	34,565
	Lazard Ltd. Class A	1,074,098	34,532
	Corrections Corp. of America	1,019,510	34,531
	RenaissanceRe Holdings Ltd.	394,325	34,223
	BRE Properties Inc.	678,405	33,934
	SEI Investments Co.	1,188,845	33,799
	Brown & Brown Inc.	1,044,636	33,679
*	American Capital Ltd.	2,635,084	33,387
	BioMed Realty Trust Inc.	1,646,876	33,316
*	SVB Financial Group	399,335	33,273
	East West Bancorp Inc.	1,203,918	33,108
	Two Harbors Investment Corp.	3,228,650	33,094
	WP Carey Inc.	499,969	33,083
	Waddell & Reed Financial Inc. Class A	756,406	32,904
	American Financial Group Inc.	668,535	32,698
	Hospitality Properties Trust	1,236,133	32,486
	Omega Healthcare Investors Inc.	1,027,845	31,884
	First Niagara Financial Group Inc.	3,115,710	31,375
	Validus Holdings Ltd.	866,343	31,292
	CBL & Associates Properties Inc.	1,442,586	30,900
	Weingarten Realty Investors	986,452	30,353
	Home Properties Inc.	461,346	30,158
	Commerce Bancshares Inc.	678,432	29,552
	Douglas Emmett Inc.	1,172,554	29,255
	FirstMerit Corp.	1,458,919	29,222
*	Howard Hughes Corp.	258,018	28,921
	ProAssurance Corp.	544,154	28,383
	Tanger Factory Outlet Centers	838,481	28,056
	Allied World Assurance Co. Holdings AG	306,259	28,026
*	Popular Inc.	908,640	27,559
	Old Republic International Corp.	2,125,014	27,349
	Equity Lifestyle Properties Inc.	347,338	27,297
	Chimera Investment Corp.	9,045,745	27,137

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	MFA Financial Inc.	3,192,979	26,981
	City National Corp.	423,001	26,806
	Protective Life Corp.	690,492	26,522
	Piedmont Office Realty Trust Inc. Class A	1,474,904	26,371
	White Mountains Insurance Group Ltd.	45,665	26,255
	Highwoods Properties Inc.	721,227	25,683
	Mid-America Apartment Communities Inc.	378,179	25,629
	CNO Financial Group Inc.	1,975,482	25,602
	RLJ Lodging Trust	1,075,594	24,190
	CommonWealth REIT	1,041,389	24,077
	First Horizon National Corp.	2,130,700	23,864
	Post Properties Inc.	480,470	23,778
*	Forest City Enterprises Inc. Class A	1,314,834	23,549
	First Republic Bank	607,739	23,386
^	Federated Investors Inc. Class B	838,877	22,994
	Associated Banc-Corp	1,476,321	22,957
*	Portfolio Recovery Associates Inc.	148,795	22,859
	Hancock Holding Co.	747,219	22,469
	Aspen Insurance Holdings Ltd.	602,815	22,358
	Geo Group Inc.	637,104	21,630
	Hatteras Financial Corp.	869,984	21,436
	Prosperity Bancshares Inc.	413,820	21,432
	First American Financial Corp.	959,562	21,149
	Susquehanna Bancshares Inc.	1,641,383	21,092
	EPR Properties	418,293	21,028
	American Realty Capital Properties Inc.	1,373,779	20,964
	LaSalle Hotel Properties	840,951	20,771
	TCF Financial Corp.	1,454,594	20,626
	Webster Financial Corp.	801,706	20,588
	Synovus Financial Corp.	7,047,285	20,578
	Prospect Capital Corp.	1,886,924	20,379
	Healthcare Realty Trust Inc.	798,042	20,350
	Bank of Hawaii Corp.	394,670	19,860
	Fulton Financial Corp.	1,725,204	19,805
	Endurance Specialty Holdings Ltd.	383,172	19,714
	Invesco Mortgage Capital Inc.	1,186,070	19,641
	Corporate Office Properties Trust	764,666	19,499
	StanCorp Financial Group Inc.	389,651	19,253
	Hanover Insurance Group Inc.	389,462	19,056
	Medical Properties Trust Inc.	1,327,893	19,015
^	Lexington Realty Trust	1,604,397	18,739
*	Stifel Financial Corp.	524,760	18,718
	Brandywine Realty Trust	1,373,693	18,572
	DCT Industrial Trust Inc.	2,577,989	18,433
	Erie Indemnity Co. Class A	227,295	18,113
*	MGIC Investment Corp.	2,973,205	18,047
	Sovran Self Storage Inc.	277,955	18,009
	Mack-Cali Realty Corp.	735,296	18,007
	Ryman Hospitality Properties	456,593	17,812
	Radian Group Inc.	1,529,563	17,774
	Colonial Properties Trust	729,868	17,604
	Washington Federal Inc.	921,954	17,406
	CubeSmart	1,088,050	17,387
*	Sunstone Hotel Investors Inc.	1,430,756	17,284
	Financial Engines Inc.	376,532	17,166
*	St. Joe Co.	812,516	17,103
	Valley National Bancorp	1,753,875	16,609
*	MBIA Inc.	1,240,529	16,511
	Kemper Corp.	481,739	16,500
	CapitalSource Inc.	1,748,068	16,397
*	Texas Capital Bancshares Inc.	364,724	16,179
	Platinum Underwriters Holdings Ltd.	280,412	16,045
	DiamondRock Hospitality Co.	1,720,507	16,035
	UMB Financial Corp.	285,478	15,893

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	NorthStar Realty Finance Corp.	1,736,918	15,806
	Washington REIT	585,342	15,752
	ARMOUR Residential REIT Inc.	3,342,500	15,743
	MarketAxess Holdings Inc.	334,761	15,650
	FNB Corp.	1,291,354	15,600
*	ING US Inc.	575,900	15,584
	Apollo Investment Corp.	1,985,205	15,365
	Primerica Inc.	409,861	15,345
	BOK Financial Corp.	238,624	15,284
	EastGroup Properties Inc.	267,794	15,069
*	Alexander & Baldwin Inc.	378,901	15,061
	Umpqua Holdings Corp.	999,441	15,002
^	First Financial Bankshares Inc.	267,000	14,861
	Trustmark Corp.	600,362	14,757
	Capitol Federal Financial Inc.	1,215,430	14,755
	Potlatch Corp.	361,583	14,622
	CYS Investments Inc.	1,563,932	14,404
	Glacier Bancorp Inc.	644,151	14,294
	Sun Communities Inc.	285,867	14,225
	Janus Capital Group Inc.	1,671,283	14,223
	Pebblebrook Hotel Trust	549,854	14,214
	Mercury General Corp.	323,177	14,207
	Iberiabank Corp.	264,172	14,162
*	Strategic Hotels & Resorts Inc.	1,592,071	14,106
	Home Loan Servicing Solutions Ltd.	585,831	14,042
	Glimcher Realty Trust	1,281,302	13,992
	DuPont Fabros Technology Inc.	569,123	13,744
	Cathay General Bancorp	654,587	13,321
	BancorpSouth Inc.	745,535	13,196
	First Industrial Realty Trust Inc.	869,368	13,188
	MB Financial Inc.	488,792	13,100
	National Health Investors Inc.	217,158	12,999
	Wintrust Financial Corp.	331,152	12,676
	Equity One Inc.	554,615	12,551
	Old National Bancorp	905,866	12,528
	Redwood Trust Inc.	731,438	12,434
	Government Properties Income Trust	487,628	12,298
	LPL Financial Holdings Inc.	319,664	12,071
	Acadia Realty Trust	483,350	11,934
	LTC Properties Inc.	304,363	11,885
*	First Cash Financial Services Inc.	240,460	11,833
	Montpelier Re Holdings Ltd.	472,371	11,814
	Cash America International Inc.	258,090	11,733
*	Altisource Portfolio Solutions SA	124,407	11,704
	Bank of the Ozarks Inc.	269,009	11,656
	RLI Corp.	152,430	11,647
	PS Business Parks Inc.	160,432	11,578
	PrivateBancorp Inc.	543,168	11,521
	Selective Insurance Group Inc.	496,442	11,428
	BankUnited Inc.	438,565	11,407
	Northwest Bancshares Inc.	839,793	11,346
	Colony Financial Inc.	569,736	11,332
	Fifth Street Finance Corp.	1,069,822	11,180
	PennyMac Mortgage Investment Trust	526,763	11,088
	Symetra Financial Corp.	692,929	11,080
	International Bancshares Corp.	488,807	11,037
	Community Bank System Inc.	355,640	10,971
	Westamerica Bancorporation	237,498	10,851
^	United Bankshares Inc.	410,234	10,851
	Columbia Banking System Inc.	451,548	10,751
	PacWest Bancorp	350,662	10,748
	National Penn Bancshares Inc.	1,056,990	10,739
	Home BancShares Inc.	412,968	10,725
	Greenhill & Co. Inc.	231,965	10,610

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Argo Group International Holdings Ltd.	249,015	10,556
*	Credit Acceptance Corp.	100,364	10,543
	Pennsylvania REIT	556,806	10,512
*	Walter Investment Management Corp.	310,471	10,497
*	Western Alliance Bancorp	661,743	10,475
*	PHH Corp.	510,838	10,411
	Education Realty Trust Inc.	1,015,698	10,391
	Evercore Partners Inc. Class A	261,095	10,256
	Capstead Mortgage Corp.	844,795	10,222
	Franklin Street Properties Corp.	768,571	10,145
	BBCN Bancorp Inc.	707,027	10,054
*	Enstar Group Ltd.	74,571	9,916
	First Citizens BancShares Inc. Class A	50,519	9,702
*	World Acceptance Corp.	111,192	9,667
*,^	Ambac Financial Group Inc.	397,500	9,472
	American Capital Mortgage Investment Corp.	521,870	9,378
	Cousins Properties Inc.	925,302	9,346
	American Assets Trust Inc.	302,582	9,338
	CVB Financial Corp.	791,784	9,311
	First Midwest Bancorp Inc.	673,355	9,238
*	Virtus Investment Partners Inc.	51,705	9,114
*	National Financial Partners Corp.	359,157	9,090
	Chesapeake Lodging Trust	434,746	9,038
*	Knight Capital Group Inc. Class A	2,509,305	9,008
	Investors Bancorp Inc.	423,341	8,924
	American Equity Investment Life Holding Co.	566,221	8,890
	Hersha Hospitality Trust Class A	1,560,133	8,799
	Sabra Health Care REIT Inc.	333,709	8,713
	Horace Mann Educators Corp.	355,778	8,674
^	Amtrust Financial Services Inc.	241,604	8,625
	Nelnet Inc. Class A	232,273	8,383
	NBT Bancorp Inc.	388,006	8,214
	Ramco-Gershenson Properties Trust	526,808	8,181
*	TFS Financial Corp.	723,070	8,098
	Hudson Pacific Properties Inc.	379,907	8,084
	Astoria Financial Corp.	736,091	7,935
	CNA Financial Corp.	242,961	7,925
	Park National Corp.	114,958	7,908
	Inland Real Estate Corp.	768,605	7,855
	Solar Capital Ltd.	334,368	7,721
	First Financial Bancorp	516,532	7,696
	Provident Financial Services Inc.	486,508	7,677
	Hercules Technology Growth Capital Inc.	550,372	7,672
	Investors Real Estate Trust	890,230	7,656
	SCBT Financial Corp.	151,536	7,636
*	Pinnacle Financial Partners Inc.	295,301	7,592
	Boston Private Financial Holdings Inc.	712,272	7,579
	Main Street Capital Corp.	271,248	7,511
*	iStar Financial Inc.	661,318	7,466
	STAG Industrial Inc.	373,676	7,455
	OFG Bancorp	409,755	7,421
	Ashford Hospitality Trust Inc.	637,033	7,294
*	Ezcorp Inc. Class A	427,993	7,225
	Tower Group International Ltd.	351,005	7,199
	Associated Estates Realty Corp.	445,258	7,160
	Anworth Mortgage Asset Corp.	1,278,397	7,159
	Kennedy-Wilson Holdings Inc.	425,638	7,083
	Independent Bank Corp.	204,318	7,049
*	Encore Capital Group Inc.	208,093	6,890
	Resource Capital Corp.	1,119,540	6,885
	Retail Opportunity Investments Corp.	489,668	6,806
	Employers Holdings Inc.	278,232	6,803
^	Triangle Capital Corp.	245,678	6,759
	ViewPoint Financial Group Inc.	321,228	6,685

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	First Potomac Realty Trust	510,619	6,669
	Campus Crest Communities Inc.	576,826	6,657
	CapLease Inc.	784,787	6,624
	PennantPark Investment Corp.	595,666	6,582
	WesBanco Inc.	248,832	6,577
	First Commonwealth Financial Corp.	887,714	6,542
	American National Insurance Co.	65,054	6,471
*	Greenlight Capital Re Ltd. Class A	263,383	6,461
	Chemical Financial Corp.	247,130	6,423
	Sterling Financial Corp.	266,612	6,340
	Infinity Property & Casualty Corp.	105,342	6,295
	Blackstone Mortgage Trust Inc. Class A	254,306	6,281
*	Forestar Group Inc.	312,607	6,271
	Berkshire Hills Bancorp Inc.	225,115	6,249
*	WisdomTree Investments Inc.	539,507	6,242
	Coresite Realty Corp.	190,909	6,073
	Parkway Properties Inc.	361,360	6,056
	City Holding Co.	154,285	6,009
*	Hanmi Financial Corp.	337,800	5,969
	Interactive Brokers Group Inc.	367,831	5,874
*	FelCor Lodging Trust Inc.	993,704	5,873
*,^	Nationstar Mortgage Holdings Inc.	154,438	5,782
*	Hilltop Holdings Inc.	347,100	5,692
	Safety Insurance Group Inc.	115,790	5,617
	Maiden Holdings Ltd.	500,507	5,616
	Saul Centers Inc.	124,673	5,543
	Oritani Financial Corp.	353,204	5,538
	Alexander's Inc.	18,818	5,527
	Summit Hotel Properties Inc.	584,817	5,527
	Getty Realty Corp.	267,049	5,515
	FBL Financial Group Inc. Class A	126,683	5,512
*	Bancorp Inc.	366,265	5,490
	Brookline Bancorp Inc.	628,720	5,457
	Renasant Corp.	223,651	5,444
*	Navigators Group Inc.	95,352	5,439
	Cohen & Steers Inc.	159,817	5,431
	AMERISAFE Inc.	166,818	5,403
	BGC Partners Inc. Class A	912,342	5,374
	Healthcare Trust of America Inc. Class A	477,904	5,367
	Excel Trust Inc.	415,866	5,327
*	DFC Global Corp.	385,038	5,317
*	Eagle Bancorp Inc.	236,758	5,299
	S&T Bancorp Inc.	268,747	5,267
	HFF Inc. Class A	288,297	5,123
	Community Trust Bancorp Inc.	140,819	5,016
*	Investment Technology Group Inc.	357,535	4,998
	Universal Health Realty Income Trust	114,933	4,957
	United Fire Group Inc.	199,409	4,951
	BlackRock Kelso Capital Corp.	527,950	4,942
^	TICC Capital Corp.	504,605	4,854
	Wilshire Bancorp Inc.	727,287	4,815
	Flushing Financial Corp.	291,861	4,801
*	Ameris Bancorp	283,473	4,777
	Spirit Realty Capital Inc.	267,565	4,741
	Urstadt Biddle Properties Inc. Class A	233,717	4,714
*	Piper Jaffray Cos.	146,405	4,628
	TrustCo Bank Corp. NY	847,336	4,610
	Apollo Residential Mortgage Inc.	276,204	4,552
	AG Mortgage Investment Trust Inc.	241,200	4,537
*	United Community Banks Inc.	360,771	4,481
	Select Income REIT	159,395	4,469
	Stewart Information Services Corp.	169,534	4,440
	Silver Bay Realty Trust Corp.	267,136	4,424
	Southside Bancshares Inc.	182,821	4,366

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Apollo Commercial Real Estate Finance Inc.	272,842	4,333
	State Bank Financial Corp.	287,586	4,322
*	PICO Holdings Inc.	204,037	4,277
*	Central Pacific Financial Corp.	236,717	4,261
*	eHealth Inc.	187,528	4,261
	Dime Community Bancshares Inc.	276,497	4,236
	Sandy Spring Bancorp Inc.	195,020	4,216
*	BofI Holding Inc.	91,601	4,197
*	ICG Group Inc.	367,006	4,184
	Tompkins Financial Corp.	92,260	4,169
	Simmons First National Corp. Class A	157,945	4,121
	MCG Capital Corp.	790,165	4,117
	Banner Corp.	119,672	4,044
^	Golub Capital BDC Inc.	229,847	4,022
	National Interstate Corp.	136,611	3,996
	Lakeland Financial Corp.	140,595	3,902
	FXCM Inc. Class A	236,391	3,879
*	Artisan Partners Asset Management Inc.	77,045	3,845
*	Green Dot Corp. Class A	192,129	3,833
	National Western Life Insurance Co. Class A	19,984	3,794
	Agree Realty Corp.	127,703	3,770
*	Virginia Commerce Bancorp Inc.	269,456	3,762
	Retail Properties of America Inc.	259,242	3,702
	Meadowbrook Insurance Group Inc.	458,965	3,685
	Kite Realty Group Trust	598,757	3,611
	Rouse Properties Inc.	183,063	3,592
*	NetSpend Holdings Inc.	224,606	3,587
	Cardinal Financial Corp.	242,197	3,546
	RAIT Financial Trust	470,300	3,537
	StellarOne Corp.	179,157	3,520
*	Safeguard Scientifics Inc.	218,502	3,507
	Monmouth Real Estate Investment Corp. Class A	351,877	3,473
*	Tejon Ranch Co.	121,406	3,459
*	Metro Bancorp Inc.	171,634	3,438
*	First BanCorp	482,598	3,417
	Washington Trust Bancorp Inc.	118,895	3,391
	Great Southern Bancorp Inc.	125,559	3,385
*	Phoenix Cos. Inc.	78,491	3,375
	Winthrop Realty Trust	274,902	3,307
*	Southwest Bancorp Inc.	248,457	3,280
	First Merchants Corp.	189,388	3,248
	Bancfirst Corp.	69,678	3,244
	TowneBank	215,903	3,178
	Union First Market Bankshares Corp.	153,590	3,162
	First Financial Corp.	101,650	3,150
	Univest Corp. of Pennsylvania	165,093	3,148
^	Western Asset Mortgage Capital Corp.	178,525	3,117
	Capital Southwest Corp.	22,498	3,101
*	Park Sterling Corp.	524,279	3,098
^	New Mountain Finance Corp.	217,422	3,079
	WSFS Financial Corp.	58,158	3,047
^	New York Mortgage Trust Inc.	448,616	3,037
	Rockville Financial Inc.	228,063	2,983
*	NewStar Financial Inc.	223,708	2,980
	Arlington Asset Investment Corp. Class A	111,139	2,972
*	Taylor Capital Group Inc.	175,484	2,964
*	OmniAmerican Bancorp Inc.	134,110	2,954
	Provident New York Bancorp	315,371	2,946
^	KCAP Financial Inc.	258,737	2,913
	THL Credit Inc.	189,400	2,877
	Guaranty Bancorp	252,768	2,869
*	Suffolk Bancorp	173,891	2,841
	EverBank Financial Corp.	171,156	2,834
	One Liberty Properties Inc.	128,896	2,831

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	SY Bancorp Inc.	112,118	2,750
	OneBeacon Insurance Group Ltd. Class A	188,921	2,736
	Medley Capital Corp.	200,700	2,726
	Arrow Financial Corp.	109,523	2,711
*	Seacoast Banking Corp. of Florida	1,223,140	2,691
*	Walker & Dunlop Inc.	153,641	2,689
	Heartland Financial USA Inc.	97,509	2,681
	German American Bancorp Inc.	118,459	2,668
	Federal Agricultural Mortgage Corp.	91,977	2,656
*	Beneficial Mutual Bancorp Inc.	308,353	2,590
	OceanFirst Financial Corp.	164,664	2,561
	MainSource Financial Group Inc.	190,625	2,560
	First Financial Northwest Inc.	246,443	2,541
	Sterling Bancorp	218,430	2,538
	Bank Mutual Corp.	449,844	2,537
	Gladstone Commercial Corp.	136,011	2,535
	HCI Group Inc.	82,329	2,529
	GAMCO Investors Inc.	45,387	2,515
*	Kearny Financial Corp.	237,724	2,494
	MVC Capital Inc.	197,391	2,485
	First Interstate Bancsystem Inc.	119,259	2,472
*	Preferred Bank	148,506	2,447
	Republic Bancorp Inc. Class A	111,135	2,436
	First Connecticut Bancorp Inc.	174,828	2,434
	1st United Bancorp Inc.	360,144	2,420
	State Auto Financial Corp.	131,242	2,385
	Whitestone REIT	150,347	2,369
	CyrusOne Inc.	113,399	2,352
*	Heritage Commerce Corp.	332,144	2,325
	West Bancorporation Inc.	195,869	2,301
*	Sun Bancorp Inc.	670,560	2,273
	First Busey Corp.	495,841	2,231
	Baldwin & Lyons Inc.	91,372	2,219
	Camden National Corp.	61,782	2,191
	MetroCorp Bancshares Inc.	224,297	2,189
*	Intervest Bancshares Corp. Class A	326,973	2,184
*	Flagstar Bancorp Inc.	156,217	2,181
	First Bancorp	153,613	2,166
*	Global Indemnity plc	91,449	2,154
	Financial Institutions Inc.	116,836	2,151
	Medallion Financial Corp.	154,214	2,145
*,^	Customers Bancorp Inc.	131,468	2,136
	Terreno Realty Corp.	114,512	2,122
	Cedar Realty Trust Inc.	409,280	2,120
^	Fidus Investment Corp.	112,826	2,111
	CoBiz Financial Inc.	252,228	2,093
*	Citizens Inc. Class A	349,106	2,088
*,^	Macatawa Bank Corp.	413,825	2,086
*	INTL. FCStone Inc.	119,452	2,084
	Chatham Lodging Trust	121,129	2,081
	Franklin Financial Corp.	115,532	2,081
	GFI Group Inc.	528,139	2,065
	National Bankshares Inc.	58,026	2,062
	Northfield Bancorp Inc.	174,653	2,047
	United Financial Bancorp Inc.	134,997	2,045
	Washington Banking Co.	143,957	2,044
	Aviv REIT Inc.	80,669	2,040
*	United Community Financial Corp.	438,253	2,038
	HomeStreet Inc.	94,257	2,022
*	Heritage Oaks Bancorp	325,667	2,009
*	Yadkin Financial Corp.	142,889	2,006
*	Altisource Residential Corp.	119,961	2,002
	Hudson Valley Holding Corp.	117,693	1,998
	Oppenheimer Holdings Inc. Class A	104,648	1,992

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	TCP Capital Corp.	118,800	1,992
	Westwood Holdings Group Inc.	46,400	1,991
	First Financial Holdings Inc.	93,606	1,985
*	HomeTrust Bancshares Inc.	116,698	1,979
	Mercantile Bank Corp.	109,930	1,975
	Lakeland Bancorp Inc.	188,991	1,971
	Marlin Business Services Corp.	86,388	1,968
	Territorial Bancorp Inc.	86,772	1,962
*	Gramercy Property Trust Inc.	434,160	1,954
*	Doral Financial Corp.	2,345,431	1,947
	Calamos Asset Management Inc. Class A	184,976	1,942
	1st Source Corp.	80,623	1,916
*	Ladenburg Thalmann Financial Services Inc.	1,150,347	1,898
	Bryn Mawr Bank Corp.	79,102	1,893
*	FBR & Co.	74,426	1,880
	Diamond Hill Investment Group Inc.	21,882	1,861
	Westfield Financial Inc.	264,664	1,853
*	North Valley Bancorp	111,734	1,849
*	Meridian Interstate Bancorp Inc.	97,726	1,840
	Consolidated-Tomoka Land Co.	47,795	1,824
*	NewBridge Bancorp	304,334	1,823
*	BBX Capital Corp.	140,798	1,818
	Peoples Bancorp Inc.	85,475	1,802
	Northrim BanCorp Inc.	74,373	1,799
	Tree.com Inc.	104,174	1,786
	Thomas Properties Group Inc.	333,706	1,769
*	Roma Financial Corp.	97,299	1,767
	Citizens & Northern Corp.	90,788	1,754
*	Pacific Mercantile Bancorp	301,103	1,731
	Trico Bancshares	80,977	1,727
*	Orrstown Financial Services Inc.	134,772	1,709
	First Bancorp Inc.	95,020	1,661
	Ares Commercial Real Estate Corp.	129,000	1,652
*	Pacific Premier Bancorp Inc.	135,023	1,650
	First of Long Island Corp.	49,511	1,643
	EMC Insurance Group Inc.	61,953	1,627
	First Community Bancshares Inc.	103,126	1,617
*	Waterstone Financial Inc.	158,662	1,612
	Heritage Financial Corp.	109,868	1,610
*	Bridge Capital Holdings	101,348	1,607
	Eastern Insurance Holdings Inc.	84,757	1,589
	Gladstone Capital Corp.	194,180	1,586
	CorEnergy Infrastructure Trust	225,389	1,569
*	BSB Bancorp Inc.	117,718	1,548
*	Capital City Bank Group Inc.	134,220	1,548
	BankFinancial Corp.	179,909	1,529
	American National Bankshares Inc.	65,352	1,519
*	American Safety Insurance Holdings Ltd.	52,143	1,510
	Century Bancorp Inc. Class A	42,568	1,490
*	Cowen Group Inc. Class A	512,373	1,486
	CNB Financial Corp.	87,171	1,477
	Centerstate Banks Inc.	168,828	1,465
	Kansas City Life Insurance Co.	38,258	1,464
*,^	Hampton Roads Bankshares Inc.	1,131,698	1,460
	Cape Bancorp Inc.	150,272	1,428
	Merchants Bancshares Inc.	47,177	1,395
*	Imperial Holdings Inc.	203,613	1,395
	Manning & Napier Inc.	77,797	1,382
	Pzena Investment Management Inc. Class A	209,705	1,367
^	BNC Bancorp	117,947	1,347
	Peoples Federal Bancshares Inc.	74,276	1,342
*	Fidelity Southern Corp.	108,440	1,341
	Federated National Holding Co.	137,066	1,336
^	Donegal Group Inc. Class B	63,194	1,334

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Asta Funding Inc.	153,816	1,331
*	MBT Financial Corp.	358,288	1,319
	MicroFinancial Inc.	166,298	1,305
	Enterprise Financial Services Corp.	81,745	1,305
	Home Federal Bancorp Inc.	101,725	1,296
	Gladstone Investment Corp.	174,217	1,280
*	Riverview Bancorp Inc.	504,565	1,266
*	Farmers Capital Bank Corp.	58,359	1,266
	Penns Woods Bancorp Inc.	30,120	1,261
	UMH Properties Inc.	122,011	1,253
	Crawford & Co. Class B	221,436	1,244
*	Harris & Harris Group Inc.	403,509	1,227
	Unity Bancorp Inc.	174,680	1,226
	Center Bancorp Inc.	96,047	1,219
	ESSA Bancorp Inc.	111,135	1,218
	CFS Bancorp Inc.	113,187	1,213
*	First South Bancorp Inc.	189,866	1,206
	Provident Financial Holdings Inc.	75,794	1,204
	JMP Group Inc.	179,790	1,194
	Simplicity Bancorp Inc.	81,702	1,185
*	FNB United Corp.	145,763	1,182
	Universal Insurance Holdings Inc.	166,111	1,176
	Clifton Savings Bancorp Inc.	99,139	1,175
	Timberland Bancorp Inc.	138,776	1,168
	ESB Financial Corp.	95,560	1,159
*	SWS Group Inc.	212,343	1,157
	Pulaski Financial Corp.	119,535	1,142
	MutualFirst Financial Inc.	80,909	1,141
	Nicholas Financial Inc.	75,110	1,136
	Fox Chase Bancorp Inc.	64,911	1,103
	Meta Financial Group Inc.	41,575	1,093
*	AV Homes Inc.	61,375	1,088
*	Republic First Bancorp Inc.	379,736	1,082
	Arbor Realty Trust Inc.	168,500	1,058
	AmeriServ Financial Inc.	380,876	1,044
	Chicopee Bancorp Inc.	61,671	1,042
*	MPG Office Trust Inc.	318,889	1,001
	Bank of Commerce Holdings	192,071	968
	New Hampshire Thrift Bancshares Inc.	67,166	961
	Gain Capital Holdings Inc.	150,633	950
*	PVF Capital Corp.	233,145	933
	Heritage Financial Group Inc.	63,161	932
*	ZipRealty Inc.	293,133	918
*	NASB Financial Inc.	34,883	913
	NGP Capital Resources Co.	146,067	895
	JAVELIN Mortgage Investment Corp.	63,028	888
*	Southcoast Financial Corp.	167,372	879
	Old Line Bancshares Inc.	65,743	867
*	Consumer Portfolio Services Inc.	117,078	859
*	Community Bankers Trust Corp.	236,942	858
	Peoples Bancorp of North Carolina Inc.	68,148	854
*	Capital Bank Financial Corp.	44,826	851
	Bridge Bancorp Inc.	37,769	850
	Donegal Group Inc. Class A	59,504	831
	Peapack Gladstone Financial Corp.	47,218	826
	Pacific Continental Corp.	69,517	820
	First Defiance Financial Corp.	36,032	813
	Gyrodyne Co. of America Inc.	11,254	805
*,^	Security National Financial Corp. Class A	134,130	794
	Bank of Marin Bancorp	19,763	791
	TF Financial Corp.	31,291	771
*	United Security Bancshares	180,208	764
	Ames National Corp.	33,397	760
*	First United Corp.	97,432	727

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Tower Financial Corp.	49,961	725
	Urstadt Biddle Properties Inc.	38,700	695
	Middleburg Financial Corp.	35,897	686
	Ocean Shore Holding Co.	49,411	683
	Sierra Bancorp	46,020	681
	PMC Commercial Trust	80,469	661
	Independence Holding Co.	55,094	651
	Hawthorn Bancshares Inc.	52,943	643
	Firstbank Corp.	46,094	618
*	American River Bankshares	72,581	597
	Ohio Valley Banc Corp.	27,561	595
	BCB Bancorp Inc.	55,476	591
	Citizens Community Bancorp Inc.	83,110	586
*	Louisiana Bancorp Inc.	33,780	561
*	Colony Bankcorp Inc.	80,138	551
*	Home Bancorp Inc.	28,645	530
*	Summit Financial Group Inc.	66,618	524
*	Oak Valley Bancorp	66,347	514
	Solar Senior Capital Ltd.	27,800	512
*	Camco Financial Corp.	154,870	508
	Bank of Kentucky Financial Corp.	17,658	502
*	Hallmark Financial Services Inc.	54,586	499
*,^	Old Second Bancorp Inc.	88,595	489
	First Pactrust Bancorp Inc.	35,575	483
*	ASB Bancorp Inc.	28,736	470
*	Hannon Armstrong Sustainable Infrastructure Capital Inc.	39,571	470
*	Independent Bank Corp.	74,174	467
	QC Holdings Inc.	158,879	451
*	Shore Bancshares Inc.	61,223	451
	Citizens Holding Co.	22,634	446
*	Jefferson Bancshares Inc.	78,023	441
*	OBA Financial Services Inc.	23,817	440
*	First Marblehead Corp.	369,881	436
	Investors Title Co.	6,127	435
	Teche Holding Co.	9,765	434
*	Prudential Bancorp Inc. of Pennsylvania	42,406	422
^	Stellus Capital Investment Corp.	27,998	421
^	Preferred Apartment Communities Inc. Class A	46,387	417
*	1st Constitution Bancorp	43,079	408
	Berkshire Bancorp Inc.	49,914	397
*	Cascade Bancorp	62,684	389
	Bar Harbor Bankshares	10,605	388
	C&F Financial Corp.	6,897	384
^	Garrison Capital Inc.	24,000	370
*	Guaranty Federal Bancshares Inc.	35,849	367
	MidWestOne Financial Group Inc.	15,228	366
	Southern National Bancorp of Virginia Inc.	36,675	359
*,^	Crescent Financial Bancshares Inc.	78,950	346
*	Maui Land & Pineapple Co. Inc.	85,128	346
*	Newport Bancorp Inc.	20,019	342
	US Global Investors Inc. Class A	158,453	334
*	GSV Capital Corp.	42,048	330
	Federal Agricultural Mortgage Corp. Class A	12,788	329
*	Atlanticus Holdings Corp.	91,683	328
*	HMN Financial Inc.	46,147	328
*	Stratus Properties Inc.	27,459	326
	Hampden Bancorp Inc.	21,407	319
	HF Financial Corp.	24,373	317
*	Parke Bancorp Inc.	41,087	313
	Norwood Financial Corp.	10,389	301
	Central Valley Community Bancorp	29,772	297
	Sotherly Hotels Inc.	67,221	296
*	First Federal Bancshares of Arkansas Inc.	36,314	287
*	Investors Capital Holdings Ltd.	46,740	280

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	FedFirst Financial Corp.	15,141	280
*	BRT Realty Trust	39,982	280
	Monarch Financial Holdings Inc.	24,717	268
	Premier Financial Bancorp Inc.	20,738	250
*	BCSB Bancorp Inc.	10,358	242
*	First Acceptance Corp.	147,808	242
*	CIFC Corp.	30,194	228
*	Gleacher & Co. Inc.	16,187	225
	First Savings Financial Group Inc.	9,746	224
	Codorus Valley Bancorp Inc.	12,387	214
	First Bancshares Inc.	16,469	212
*	Xenith Bankshares Inc.	40,283	212
	National Bank Holdings Corp. Class A	10,500	207
	First Citizens Banc Corp.	29,098	206
	Cheviot Financial Corp.	17,498	198
*	Supertel Hospitality Inc.	210,925	196
	Horizon Bancorp	9,268	189
*	CU Bancorp	11,897	188
	SB Financial Group Inc.	24,319	185
*	Anchor Bancorp Inc.	10,700	184
	Two River Bancorp	26,479	176
	First Clover Leaf Financial Corp.	21,799	175
	Georgetown Bancorp Inc.	12,300	175
	Old Point Financial Corp.	12,862	167
	MidSouth Bancorp Inc.	9,974	155
	Valley Financial Corp.	13,798	151
	PennantPark Floating Rate Capital Ltd.	10,200	144
*	New Century Bancorp Inc.	21,884	140
	Union Bankshares Inc.	6,297	137
	United Bancshares Inc.	11,489	136
	Saratoga Investment Corp.	7,451	131
*	InterGroup Corp.	6,100	128
	Life Partners Holdings Inc.	40,287	124
	Farmers National Banc Corp.	19,378	122
*	Carolina Bank Holdings Inc.	9,600	118
*	IF Bancorp Inc.	7,557	114
*	Southern First Bancshares Inc.	10,419	113
	Wolverine Bancorp Inc.	5,954	112
	Glen Burnie Bancorp	8,847	109
	Enterprise Bancorp Inc.	5,747	106
	Resource America Inc. Class A	12,100	103
	SI Financial Group Inc.	9,037	100
*	Hamilton Bancorp Inc.	6,700	88
	Laporte Bancorp Inc.	8,278	84
	Peoples Financial Corp.	6,186	80
*	First Financial Service Corp.	22,276	79
*	Atlantic Coast Financial Corp.	15,224	74
	Naugatuck Valley Financial Corp.	9,737	72
	United Community Bancorp	7,074	72
	United Bancorp Inc.	9,360	66
	Kentucky First Federal Bancorp	7,514	60
*	Magyar Bancorp Inc.	10,365	60
*	Royal Bancshares of Pennsylvania Inc.	40,173	55
	Bank of South Carolina Corp.	4,282	55
	Southwest Georgia Financial Corp.	5,535	54
*	Severn Bancorp Inc.	10,988	51
*	1st Century Bancshares Inc.	8,013	49
*	Regional Management Corp.	1,900	48
	NB&T Financial Group Inc.	2,031	43
	FS Bancorp Inc.	2,200	40
	Madison County Financial Inc.	2,107	37
	Oconee Federal Financial Corp.	2,383	36
	Salisbury Bancorp Inc.	1,341	34
*	Sussex Bancorp	5,250	32

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Northeast Community Bancorp Inc.	4,957	31
*	Malvern Bancorp Inc.	2,603	31
	Greene County Bancorp Inc.	1,483	31
*	First Capital Bancorp Inc.	8,224	28
*	Jacksonville Bancorp Inc.	53,840	26
	Fauquier Bankshares Inc.	1,931	23
*	Community West Bancshares	4,500	21
	Mackinac Financial Corp.	2,200	19
*	Rand Capital Corp.	5,750	17
*	Porter Bancorp Inc.	19,841	17
*	Eastern Virginia Bankshares Inc.	3,367	17
	QCR Holdings Inc.	1,100	17
	First West Virginia Bancorp	916	16
	Mid Penn Bancorp Inc.	1,384	15
*	State Investors Bancorp Inc.	1,013	15
	River Valley Bancorp	669	14
*	Polonia Bancorp Inc.	1,200	11
	First Capital Inc.	510	10
	First Business Financial Services Inc.	332	10
*	Presidential Realty Corp. Class B	46,000	9
	Elmira Savings Bank	392	9
	Auburn National Bancorporation Inc.	359	8
	ACNB Corp.	408	7
	CKX Lands Inc.	399	6
*	SP Bancorp Inc.	300	6
*	Central Federal Corp.	3,460	5
*	Village Bank and Trust Financial Corp.	2,400	4
*	Patriot National Bancorp Inc.	3,120	4
	Summit State Bank	400	4
*	Transcontinental Realty Investors Inc.	400	4
	First Internet Bancorp	150	3
	Eagle Bancorp Montana Inc.	275	3
*	IMPAC Mortgage Holdings Inc.	281	3
*	Siebert Financial Corp.	1,836	3
	Oneida Financial Corp.	194	3
	Stewardship Financial Corp.	400	2
*	American Spectrum Realty Inc.	100	—
			6,814,134
Health Care (10.9%)
*	Vertex Pharmaceuticals Inc.	1,948,938	155,662
*	Onyx Pharmaceuticals Inc.	642,351	84,392
*	Illumina Inc.	1,094,880	81,941
	HCA Holdings Inc.	2,159,716	77,879
*	Henry Schein Inc.	766,944	73,435
*	BioMarin Pharmaceutical Inc.	1,223,652	68,268
^	ResMed Inc.	1,254,075	56,596
*	Mettler-Toledo International Inc.	265,722	53,463
	Universal Health Services Inc. Class B	785,132	52,572
	Cooper Cos. Inc.	428,297	50,989
*	Hologic Inc.	2,370,630	45,753
	Omnicare Inc.	928,482	44,298
*	IDEXX Laboratories Inc.	478,798	42,986
*	MEDNAX Inc.	442,663	40,539
	Community Health Systems Inc.	834,070	39,101
*	Covance Inc.	493,897	37,605
*	Pharmacyclics Inc.	463,187	36,809
*	Endo Health Solutions Inc.	993,216	36,540
*	Health Management Associates Inc. Class A	2,295,937	36,092
*	Alkermes plc	1,178,370	33,796
*	Medivation Inc.	663,376	32,638
*	Sirona Dental Systems Inc.	486,159	32,028
*	Jazz Pharmaceuticals plc	447,924	30,786
*	Salix Pharmaceuticals Ltd.	458,641	30,339
*	Seattle Genetics Inc.	933,495	29,368

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Ariad Pharmaceuticals Inc.	1,634,246	28,583
	Teleflex Inc.	361,854	28,040
*	Cubist Pharmaceuticals Inc.	579,209	27,976
*	athenahealth Inc.	324,892	27,525
*	United Therapeutics Corp.	408,754	26,904
*	Isis Pharmaceuticals Inc.	983,147	26,417
*	Incyte Corp. Ltd.	1,199,398	26,387
*	Centene Corp.	481,597	25,265
*	Team Health Holdings Inc.	607,649	24,956
*	Theravance Inc.	614,711	23,685
	Questcor Pharmaceuticals Inc.	520,835	23,677
*	Align Technology Inc.	631,728	23,399
*	PAREXEL International Corp.	503,065	23,111
*	Brookdale Senior Living Inc. Class A	866,491	22,910
	STERIS Corp.	521,719	22,371
*	Health Net Inc.	698,374	22,222
*	HealthSouth Corp.	768,097	22,121
	West Pharmaceutical Services Inc.	307,190	21,583
*	WellCare Health Plans Inc.	386,209	21,454
	Techne Corp.	304,777	21,054
*	LifePoint Hospitals Inc.	419,445	20,486
*	Cepheid Inc.	593,786	20,438
*	VCA Antech Inc.	779,272	20,331
*	Allscripts Healthcare Solutions Inc.	1,568,514	20,297
*	Bio-Rad Laboratories Inc. Class A	179,545	20,145
*	Myriad Genetics Inc.	704,897	18,941
	Owens & Minor Inc.	557,415	18,857
*	Haemonetics Corp.	452,016	18,691
*	HMS Holdings Corp.	778,729	18,144
	Hill-Rom Holdings Inc.	528,836	17,811
*	Charles River Laboratories International Inc.	433,904	17,803
*	Mallinckrodt plc	375,811	17,073
*	Alere Inc.	681,309	16,692
*	ViroPharma Inc.	574,845	16,469
*	Thoratec Corp.	504,603	15,799
*	Medidata Solutions Inc.	199,575	15,457
*	Medicines Co.	495,542	15,243
*,^	Arena Pharmaceuticals Inc.	1,945,659	14,982
*	Insulet Corp.	470,561	14,780
*	DexCom Inc.	625,674	14,046
*	Alnylam Pharmaceuticals Inc.	442,848	13,733
*	Magellan Health Services Inc.	241,914	13,567
*	Bruker Corp.	833,752	13,465
*	MWI Veterinary Supply Inc.	107,826	13,288
*	ImmunoGen Inc.	754,785	12,522
*	NPS Pharmaceuticals Inc.	823,932	12,441
	Chemed Corp.	166,926	12,090
*	Nektar Therapeutics	1,034,368	11,947
*	Acorda Therapeutics Inc.	361,479	11,925
*	Clovis Oncology Inc.	175,054	11,725
*,^	ACADIA Pharmaceuticals Inc.	645,479	11,715
*	Impax Laboratories Inc.	579,923	11,569
*,^	Vivus Inc.	902,451	11,353
*	Neogen Corp.	201,185	11,178
*	Celldex Therapeutics Inc.	715,659	11,171
*	Santarus Inc.	528,577	11,127
*	Cyberonics Inc.	213,460	11,091
*	HeartWare International Inc.	116,333	11,064
*	Wright Medical Group Inc.	415,995	10,903
	Air Methods Corp.	312,996	10,604
*,^	Sarepta Therapeutics Inc.	267,929	10,195
*	Acadia Healthcare Co. Inc.	306,660	10,141
*	Amsurg Corp. Class A	287,989	10,108
*	Lexicon Pharmaceuticals Inc.	4,596,692	9,975

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	NuVasive Inc.	394,744	9,786
*	Hanger Inc.	308,249	9,750
*	Molina Healthcare Inc.	259,697	9,656
	Masimo Corp.	453,961	9,624
*,^	Opko Health Inc.	1,345,217	9,551
*,^	MannKind Corp.	1,388,315	9,024
	Abaxis Inc.	186,698	8,870
*	Volcano Corp.	485,028	8,794
*	Aegerion Pharmaceuticals Inc.	137,170	8,688
*	ArthroCare Corp.	251,435	8,682
*	Exact Sciences Corp.	616,014	8,569
*	MedAssets Inc.	468,997	8,320
*	ICU Medical Inc.	114,604	8,258
*	Akorn Inc.	610,289	8,251
*	Ironwood Pharmaceuticals Inc. Class A	820,815	8,167
	Analogic Corp.	110,257	8,030
	Meridian Bioscience Inc.	371,937	7,997
*	BioScrip Inc.	479,613	7,914
*	Emeritus Corp.	338,874	7,855
	CONMED Corp.	251,119	7,845
*	IPC The Hospitalist Co. Inc.	150,394	7,724
*,^	Exelixis Inc.	1,656,596	7,521
*	Auxilium Pharmaceuticals Inc.	442,894	7,365
*	Neurocrine Biosciences Inc.	539,607	7,220
*	AVANIR Pharmaceuticals Inc.	1,539,323	7,081
*	Luminex Corp.	342,810	7,065
*	Greatbatch Inc.	214,027	7,018
*	InterMune Inc.	719,631	6,923
*	NxStage Medical Inc.	477,087	6,813
*	ABIOMED Inc.	314,684	6,785
*	Spectranetics Corp.	359,789	6,721
	Quality Systems Inc.	357,525	6,689
*	Ligand Pharmaceuticals Inc. Class B	177,957	6,659
*	Endologix Inc.	500,498	6,647
*	Quidel Corp.	259,485	6,625
*	Integra LifeSciences Holdings Corp.	180,539	6,613
	Cantel Medical Corp.	193,969	6,570
*	Omnicell Inc.	314,087	6,454
*,^	Bio-Reference Labs Inc.	219,822	6,320
*	Kindred Healthcare Inc.	479,684	6,298
*	Infinity Pharmaceuticals Inc.	387,460	6,296
*	Optimer Pharmaceuticals Inc.	428,881	6,206
*	Halozyme Therapeutics Inc.	766,796	6,088
*	Momenta Pharmaceuticals Inc.	402,537	6,062
	Ensign Group Inc.	170,769	6,014
*	Pacira Pharmaceuticals Inc.	204,208	5,922
*	Keryx Biopharmaceuticals Inc.	788,221	5,888
*	AMN Healthcare Services Inc.	408,853	5,855
*	ExamWorks Group Inc.	273,606	5,809
*,^	Dendreon Corp.	1,393,823	5,743
*	Capital Senior Living Corp.	240,017	5,736
*	Genomic Health Inc.	167,659	5,316
*	Accretive Health Inc.	480,712	5,197
*	Achillion Pharmaceuticals Inc.	630,556	5,158
*	Immunomedics Inc.	942,729	5,128
*	Healthways Inc.	285,135	4,956
	Computer Programs & Systems Inc.	100,234	4,926
*	Array BioPharma Inc.	1,064,936	4,835
*	Antares Pharma Inc.	1,157,386	4,815
*	Orexigen Therapeutics Inc.	804,661	4,707
*	Orthofix International NV	173,676	4,672
*	HealthStream Inc.	177,626	4,498
*	Vanguard Health Systems Inc.	214,873	4,456
*,^	MAKO Surgical Corp.	361,337	4,354

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Endocyte Inc.	327,157	4,296
*	Corvel Corp.	145,380	4,255
*,^	Sequenom Inc.	1,004,687	4,230
	National Healthcare Corp.	88,229	4,217
*	AMAG Pharmaceuticals Inc.	185,152	4,120
	Landauer Inc.	85,222	4,117
*	Merit Medical Systems Inc.	360,849	4,023
	Invacare Corp.	278,858	4,004
*	Idenix Pharmaceuticals Inc.	1,096,361	3,958
	US Physical Therapy Inc.	140,191	3,875
*	Natus Medical Inc.	282,599	3,857
*	Dyax Corp.	1,096,292	3,793
*,^	Sangamo Biosciences Inc.	483,405	3,775
*,^	Accuray Inc.	643,771	3,695
	Select Medical Holdings Corp.	442,709	3,630
*	Albany Molecular Research Inc.	304,756	3,617
*	Cynosure Inc. Class A	138,200	3,590
*	Affymetrix Inc.	806,199	3,580
*	Cytokinetics Inc.	301,843	3,492
*	Staar Surgical Co.	343,601	3,488
	Spectrum Pharmaceuticals Inc.	466,850	3,483
*	Providence Service Corp.	119,198	3,467
*,^	MiMedx Group Inc.	490,068	3,460
*	PharMerica Corp.	249,141	3,453
*	Cambrex Corp.	241,766	3,377
*	Cardiovascular Systems Inc.	159,173	3,374
*	XOMA Corp.	926,101	3,362
*	AngioDynamics Inc.	295,975	3,339
	Universal American Corp.	373,359	3,319
*	Triple-S Management Corp. Class B	152,414	3,272
*	Furiex Pharmaceuticals Inc.	95,343	3,248
*,^	Raptor Pharmaceutical Corp.	345,708	3,232
*	Repros Therapeutics Inc.	169,309	3,124
*	Rigel Pharmaceuticals Inc.	894,393	2,987
*,^	Navidea Biopharmaceuticals Inc.	1,112,540	2,970
*	Amedisys Inc.	253,396	2,944
*	TESARO Inc.	89,496	2,930
*	Cerus Corp.	657,651	2,907
*	LHC Group Inc.	147,887	2,896
	Hi-Tech Pharmacal Co. Inc.	85,890	2,852
*	Depomed Inc.	507,137	2,845
*	Emergent Biosolutions Inc.	197,262	2,845
*	Cadence Pharmaceuticals Inc.	416,973	2,844
*	Curis Inc.	884,107	2,820
*	Tornier NV	159,653	2,794
*,^	Insmed Inc.	229,973	2,750
*	Synageva BioPharma Corp.	64,861	2,724
*	Symmetry Medical Inc.	319,262	2,688
*	Synergy Pharmaceuticals Inc.	619,751	2,677
*	Astex Pharmaceuticals	632,094	2,598
*	Gentiva Health Services Inc.	256,112	2,551
*	Fluidigm Corp.	145,642	2,543
*	Novavax Inc.	1,225,636	2,513
*,^	TearLab Corp.	235,503	2,501
*	Vanda Pharmaceuticals Inc.	300,237	2,426
*	Repligen Corp.	293,921	2,422
*	Sucampo Pharmaceuticals Inc. Class A	366,899	2,414
*	SurModics Inc.	120,428	2,410
*	GTx Inc.	360,741	2,381
*	Vical Inc.	749,749	2,347
*,^	Chelsea Therapeutics International Ltd.	990,601	2,278
*	Geron Corp.	1,516,215	2,274
*,^	Osiris Therapeutics Inc.	225,288	2,269
*	Threshold Pharmaceuticals Inc.	429,242	2,258

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	GenMark Diagnostics Inc.	216,815	2,242
	Atrion Corp.	10,195	2,230
*	Assisted Living Concepts Inc. Class A	185,495	2,219
*	OraSure Technologies Inc.	553,263	2,147
*,^	Neuralstem Inc.	1,386,188	2,065
*,^	Ampio Pharmaceuticals Inc.	353,851	2,042
*	Sciclone Pharmaceuticals Inc.	401,869	1,993
*	Intercept Pharmaceuticals Inc.	44,200	1,982
*	Dynavax Technologies Corp.	1,769,134	1,946
*	Vascular Solutions Inc.	128,899	1,896
*	Cytori Therapeutics Inc.	822,260	1,891
*	Five Star Quality Care Inc.	334,338	1,876
*	Anika Therapeutics Inc.	109,617	1,864
*,^	Galena Biopharma Inc.	824,675	1,831
	CryoLife Inc.	291,844	1,827
*	Puma Biotechnology Inc.	40,618	1,802
*,^	Sunesis Pharmaceuticals Inc.	340,749	1,775
*	Chindex International Inc.	109,390	1,774
*,^	Peregrine Pharmaceuticals Inc.	1,361,607	1,756
*	Arqule Inc.	755,492	1,753
*	XenoPort Inc.	351,174	1,738
*,^	Synta Pharmaceuticals Corp.	346,707	1,730
*	NewLink Genetics Corp.	87,138	1,718
*	Harvard Bioscience Inc.	360,690	1,706
*	Biolase Inc.	459,288	1,644
*	Alliance HealthCare Services Inc.	101,861	1,593
	Almost Family Inc.	82,058	1,559
*,^	Unilife Corp.	481,814	1,527
*,^	AcelRx Pharmaceuticals Inc.	162,212	1,504
*,^	ZIOPHARM Oncology Inc.	677,875	1,424
*	Rochester Medical Corp.	96,160	1,416
*	BioDelivery Sciences International Inc.	344,033	1,397
*	Zogenix Inc.	816,073	1,395
*	RTI Biologics Inc.	366,590	1,378
*	Alphatec Holdings Inc.	650,530	1,334
*	Targacept Inc.	310,695	1,327
*	Greenway Medical Technologies	103,125	1,273
*	National Research Corp. Class A	70,149	1,263
	Psychemedics Corp.	115,494	1,240
*	Cross Country Healthcare Inc.	238,238	1,229
*	Merge Healthcare Inc.	341,358	1,229
*	Corcept Therapeutics Inc.	696,146	1,204
*	Sagent Pharmaceuticals Inc.	57,288	1,202
*	AtriCure Inc.	124,151	1,179
*,^	MEI Pharma Inc.	164,365	1,172
*,^	Cleveland Biolabs Inc.	735,255	1,162
*	Amicus Therapeutics Inc.	497,297	1,159
*	Cutera Inc.	131,514	1,157
*	Progenics Pharmaceuticals Inc.	254,596	1,136
*,^	Oncothyreon Inc.	717,630	1,120
*,^	Savient Pharmaceuticals Inc.	1,985,920	1,112
*,^	Celsion Corp.	1,087,232	1,109
*	Durect Corp.	1,054,164	1,107
*,^	ImmunoCellular Therapeutics Ltd.	553,039	1,073
*	ChemoCentryx Inc.	75,405	1,066
*,^	BioCryst Pharmaceuticals Inc.	683,160	1,059
*	Trius Therapeutics Inc.	129,049	1,048
	Enzon Pharmaceuticals Inc.	517,838	1,036
*,^	SIGA Technologies Inc.	364,520	1,035
	Simulations Plus Inc.	239,959	1,001
*	RadNet Inc.	373,069	989
*	Pozen Inc.	194,041	972
	Utah Medical Products Inc.	17,207	934
*,^	Biotime Inc.	232,517	921

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Omeros Corp.	181,731	916
*	Solta Medical Inc.	395,067	901
*,^	Neostem Inc.	1,612,586	895
*	Skilled Healthcare Group Inc.	132,719	887
*	Digirad Corp.	362,665	885
*	AVEO Pharmaceuticals Inc.	353,852	885
	LeMaitre Vascular Inc.	132,140	864
*	Merrimack Pharmaceuticals Inc.	127,027	855
*	Synergetics USA Inc.	213,690	842
*,^	Supernus Pharmaceuticals Inc.	129,421	832
*,^	PhotoMedex Inc.	51,423	820
	Pain Therapeutics Inc.	368,325	814
*,^	Cell Therapeutics Inc.	773,157	812
*	Inovio Pharmaceuticals Inc.	1,006,756	801
*	Exactech Inc.	40,053	791
*,^	PharmAthene Inc.	479,678	763
*	Coronado Biosciences Inc.	86,710	746
*	Derma Sciences Inc.	55,415	740
*	Iridex Corp.	124,315	735
*	Theragenics Corp.	349,203	723
*	Vocera Communications Inc.	47,295	695
*,^	Apricus Biosciences Inc.	294,189	691
*	Durata Therapeutics Inc.	95,742	689
*	Rockwell Medical Inc.	184,603	666
*	AdCare Health Systems Inc.	135,530	651
*	OncoGenex Pharmaceutical Inc.	66,063	647
*	Medical Action Industries Inc.	83,183	641
*	Lannett Co. Inc.	52,945	631
*	Horizon Pharma Inc.	253,419	623
*	Codexis Inc.	280,678	620
*	Stemline Therapeutics Inc.	26,000	620
*	Hansen Medical Inc.	429,111	618
*	Icad Inc.	101,374	608
*	Bluebird Bio Inc.	23,800	594
*,^	Acura Pharmaceuticals Inc.	312,907	588
*	Cardica Inc.	526,562	584
	Heska Corp.	82,386	568
*	Anacor Pharmaceuticals Inc.	101,422	567
*	Biospecifics Technologies Corp.	35,296	551
*	Synthetic Biologics Inc.	304,381	524
*,^	Anthera Pharmaceuticals Inc. Class A	1,111,255	515
*,^	Accelerate Diagnostics Inc.	63,062	512
*	Columbia Laboratories Inc.	776,381	502
*	pSivida Corp.	127,464	493
*	Cel-Sci Corp.	2,176,698	464
*	Alexza Pharmaceuticals Inc.	104,998	456
*	PDI Inc.	95,770	450
*	Sunshine Heart Inc.	82,977	446
*	Zalicus Inc.	775,238	437
*	Nanosphere Inc.	137,058	421
*	Agenus Inc.	106,756	405
*,^	Catalyst Pharmaceutical Partners Inc.	450,243	401
*	Zeltiq Aesthetics Inc.	61,638	394
	Maxygen Inc.	157,342	390
*,^	BSD Medical Corp.	293,101	387
*	Hemispherx Biopharma Inc.	1,716,241	382
*	Bovie Medical Corp.	128,896	380
*	Cumberland Pharmaceuticals Inc.	73,721	377
*	Transcept Pharmaceuticals Inc.	122,039	369
*	Enzo Biochem Inc.	167,570	349
*	Discovery Laboratories Inc.	228,757	348
*,^	Rexahn Pharmaceuticals Inc.	779,754	346
*	Uroplasty Inc.	157,785	327
*,^	Novabay Pharmaceuticals Inc.	229,441	317

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*,^	Mast Therapeutics Inc.	716,278	307
*	Baxano Surgical Inc.	127,801	307
*	LCA-Vision Inc.	95,864	290
*,^	TrovaGene Inc.	40,644	284
*	KYTHERA Biopharmaceuticals Inc.	9,975	270
*	Vision Sciences Inc.	254,570	260
*	Biodel Inc.	58,911	246
*	BG Medicine Inc.	182,814	243
*,^	MELA Sciences Inc.	260,340	242
*	Entremed Inc.	119,606	242
	MGC Diagnostics Corp.	28,609	239
*	CardioNet Inc.	40,415	238
*	Authentidate Holding Corp.	264,899	230
*	Cyclacel Pharmaceuticals Inc.	77,728	229
*,^	Bacterin International Holdings Inc.	506,800	228
*	Cornerstone Therapeutics Inc.	28,390	227
*,^	Medgenics Inc.	58,101	221
*	Aastrom Biosciences Inc.	539,511	216
	Biota Pharmaceuticals Inc.	62,654	216
*	EnteroMedics Inc.	187,605	214
*	Alimera Sciences Inc.	42,100	205
*	Palatin Technologies Inc.	341,071	205
*	IsoRay Inc.	405,944	195
*,^	Delcath Systems Inc.	526,321	195
*	iBio Inc.	459,496	193
*,^	MediciNova Inc.	71,942	189
*,^	Oculus Innovative Sciences Inc.	72,362	187
*	Ventrus Biosciences Inc.	72,828	175
*	Strategic Diagnostics Inc.	191,933	173
*	Hooper Holmes Inc.	466,668	168
*,^	Athersys Inc.	100,548	167
*	Sharps Compliance Corp.	63,085	165
*,^	StemCells Inc.	87,804	145
*,^	Wright Medical Group Inc. Rights Exp. 12/31/2049	52,493	142
*	Retractable Technologies Inc.	97,255	139
*	Hyperion Therapeutics Inc.	6,300	139
*	Prothena Corp. plc	10,600	137
*	Fonar Corp.	20,467	134
*	Chimerix Inc.	5,536	134
*,^	Opexa Therapeutics Inc.	87,158	132
*	Bioanalytical Systems Inc.	86,496	125
*,^	Vermillion Inc.	42,024	112
*	CAS Medical Systems Inc.	66,116	109
*	NeoGenomics Inc.	24,900	99
*	Regulus Therapeutics Inc.	9,982	98
*,^	Stereotaxis Inc.	60,304	94
*	American Caresource Holdings Inc.	51,566	92
*	Galectin Therapeutics Inc.	19,819	84
*	Chembio Diagnostics Inc.	16,755	84
*	ERBA Diagnostics Inc.	98,100	83
*	ProPhase Labs Inc.	52,286	81
*	Misonix Inc.	15,828	81
*	Escalon Medical Corp.	59,011	71
*	CytRx Corp.	35,261	71
*	Lpath Inc. Class A	14,508	64
*	VirtualScopics Inc.	161,804	61
*	NuPathe Inc.	18,702	57
*,^	Biosante Pharmaceuticals Inc.	56,995	57
*	Arrowhead Research Corp.	28,201	56
*	TG Therapeutics Inc.	8,508	54
*	SunLink Health Systems Inc.	59,900	49
*	Pernix Therapeutics Holdings	12,733	46
*	Tranzyme Inc.	95,100	45
*	Venaxis Inc.	34,036	41

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	40
*	Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights	395,811	40
*,^	CombiMatrix Corp.	9,624	31
*	Metabolix Inc.	20,961	30
*	Allied Healthcare Products	10,415	29
*	Urologix Inc.	160,918	27
*,^	Cardium Therapeutics Inc.	306,488	21
*	Telik Inc.	14,700	20
*	ARCA Biopharma Inc.	10,323	13
*	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	13
	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	10
*	Cempra Inc.	1,200	9
*	Response Genetics Inc.	5,675	9
*	Oxygen Biotherapeutics Inc.	2,210	7
*	NeuroMetrix Inc.	1,751	4
*	DARA Biosciences Inc.	5,069	3
*	GenVec Inc.	800	—
			3,210,683
Industrials (15.6%)
*	Delta Air Lines Inc.	7,448,697	139,365
*	United Continental Holdings Inc.	2,939,540	91,978
	AMETEK Inc.	2,143,733	90,680
*	Hertz Global Holdings Inc.	3,523,627	87,386
*	Verisk Analytics Inc. Class A	1,289,575	76,988
	TransDigm Group Inc.	401,228	62,900
	Nielsen Holdings NV	1,850,391	62,155
*	B/E Aerospace Inc.	921,879	58,152
	JB Hunt Transport Services Inc.	796,916	57,569
	Chicago Bridge & Iron Co. NV	945,247	56,393
	Fortune Brands Home & Security Inc.	1,452,531	56,271
	Hubbell Inc. Class B	472,185	46,746
*	IHS Inc. Class A	442,097	46,146
	Wabtec Corp.	850,910	45,464
	Waste Connections Inc.	1,092,149	44,931
	AGCO Corp.	861,107	43,219
	Donaldson Co. Inc.	1,196,328	42,661
	KBR Inc.	1,301,134	42,287
	Lincoln Electric Holdings Inc.	734,138	42,044
*	United Rentals Inc.	833,851	41,617
*	WABCO Holdings Inc.	552,044	41,232
*	Owens Corning	1,052,201	41,120
	Towers Watson & Co. Class A	498,090	40,813
*	Kirby Corp.	502,051	39,933
	Timken Co.	706,221	39,746
*	Sensata Technologies Holding NV	1,130,014	39,437
	IDEX Corp.	727,676	39,156
*	Colfax Corp.	742,698	38,702
	Manpowergroup Inc.	678,972	37,208
*	Genesee & Wyoming Inc. Class A	438,245	37,181
	Triumph Group Inc.	456,482	36,131
	Carlisle Cos. Inc.	560,118	34,901
	Nordson Corp.	500,096	34,662
	Graco Inc.	542,884	34,316
	Gardner Denver Inc.	434,999	32,703
*	Alaska Air Group Inc.	621,587	32,323
	MSC Industrial Direct Co. Inc. Class A	412,258	31,933
	URS Corp.	671,594	31,713
*	Hexcel Corp.	886,268	30,177
	Babcock & Wilcox Co.	992,939	29,818
	SPX Corp.	414,100	29,807
	Valmont Industries Inc.	207,159	29,642
*	Oshkosh Corp.	779,067	29,581
*	Copart Inc.	945,820	29,131
*	AECOM Technology Corp.	912,151	28,997

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Acuity Brands Inc.	377,067	28,476
*	Middleby Corp.	165,381	28,130
*	Avis Budget Group Inc.	957,039	27,515
	Kennametal Inc.	696,739	27,054
	Trinity Industries Inc.	697,193	26,800
*	WESCO International Inc.	390,452	26,535
*,^	US Airways Group Inc.	1,593,698	26,169
	Lennox International Inc.	403,587	26,047
*	Terex Corp.	988,022	25,985
*	Old Dominion Freight Line Inc.	621,950	25,886
	Crane Co.	430,009	25,766
	Regal-Beloit Corp.	395,925	25,672
*	Teledyne Technologies Inc.	328,853	25,437
*	Chart Industries Inc.	268,365	25,250
	Huntington Ingalls Industries Inc.	443,480	25,048
	AO Smith Corp.	685,574	24,873
*	MRC Global Inc.	895,055	24,721
*	Clean Harbors Inc.	476,307	24,068
	EMCOR Group Inc.	590,729	24,013
	Alliant Techsystems Inc.	284,828	23,450
	ITT Corp.	794,324	23,361
	Covanta Holding Corp.	1,155,511	23,133
	Toro Co.	508,881	23,108
	Exelis Inc.	1,656,066	22,837
	CLARCOR Inc.	437,335	22,833
^	RR Donnelley & Sons Co.	1,608,594	22,536
	Watsco Inc.	261,253	21,935
	Actuant Corp. Class A	651,388	21,476
	Woodward Inc.	532,621	21,305
	Manitowoc Co. Inc.	1,182,812	21,184
	Landstar System Inc.	409,824	21,106
	EnerSys Inc.	426,744	20,928
*	Spirit Aerosystems Holdings Inc. Class A	973,808	20,917
*	Moog Inc. Class A	398,852	20,553
*	DigitalGlobe Inc.	658,837	20,431
*	Esterline Technologies Corp.	276,849	20,013
*	Navistar International Corp.	714,168	19,825
	GATX Corp.	411,928	19,538
	Con-way Inc.	499,920	19,477
	Belden Inc.	389,467	19,446
	Generac Holdings Inc.	519,781	19,237
*	Foster Wheeler AG	881,472	19,137
	Corporate Executive Board Co.	298,762	18,888
*	USG Corp.	799,974	18,439
	Applied Industrial Technologies Inc.	376,827	18,212
	Air Lease Corp. Class A	660,041	18,211
*	Advisory Board Co.	309,026	16,888
*,^	Polypore International Inc.	416,761	16,795
*	MasTec Inc.	510,329	16,790
	Harsco Corp.	718,115	16,653
*	Beacon Roofing Supply Inc.	432,468	16,382
	KAR Auction Services Inc.	701,065	16,033
	HEICO Corp.	315,810	15,907
	Deluxe Corp.	454,751	15,757
	Curtiss-Wright Corp.	418,329	15,503
	UTi Worldwide Inc.	930,243	15,321
	Rollins Inc.	589,285	15,262
	Healthcare Services Group Inc.	611,209	14,987
	HNI Corp.	402,598	14,522
	Herman Miller Inc.	523,064	14,159
	Allegiant Travel Co. Class A	133,110	14,108
	General Cable Corp.	445,058	13,686
*	Tetra Tech Inc.	577,663	13,581
	TAL International Group Inc.	302,429	13,177

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Spirit Airlines Inc.	412,965	13,120
	Mine Safety Appliances Co.	278,794	12,978
	Mueller Industries Inc.	251,816	12,699
	Barnes Group Inc.	423,283	12,694
	Brady Corp. Class A	412,583	12,679
*	JetBlue Airways Corp.	2,011,934	12,675
*	Swift Transportation Co.	751,279	12,426
	UniFirst Corp.	133,772	12,207
	United Stationers Inc.	361,104	12,115
*	FTI Consulting Inc.	356,770	11,734
	Franklin Electric Co. Inc.	346,878	11,672
*	Hub Group Inc. Class A	315,473	11,490
	Watts Water Technologies Inc. Class A	252,802	11,462
*	Mobile Mini Inc.	342,095	11,340
	ABM Industries Inc.	454,573	11,142
	Brink's Co.	426,786	10,887
*	Trimas Corp.	289,116	10,778
*	RBC Bearings Inc.	205,598	10,681
	Simpson Manufacturing Co. Inc.	361,613	10,639
	AMERCO	64,846	10,499
*	On Assignment Inc.	390,954	10,446
	Steelcase Inc. Class A	701,778	10,232
	Forward Air Corp.	265,575	10,166
*	Atlas Air Worldwide Holdings Inc.	228,618	10,004
	Raven Industries Inc.	326,823	9,798
	Mueller Water Products Inc. Class A	1,416,729	9,790
	Werner Enterprises Inc.	400,593	9,682
	Acacia Research Corp.	433,178	9,682
	Matson Inc.	383,272	9,582
*	Huron Consulting Group Inc.	206,488	9,548
	Granite Construction Inc.	320,527	9,539
*	EnPro Industries Inc.	186,406	9,462
*	Orbital Sciences Corp.	535,826	9,307
*	Armstrong World Industries Inc.	190,588	9,108
	Knight Transportation Inc.	530,796	8,928
*,^	GenCorp Inc.	548,148	8,913
*	Nortek Inc.	136,917	8,822
	AZZ Inc.	228,249	8,801
	Interface Inc. Class A	516,130	8,759
	Lindsay Corp.	115,267	8,643
	Cubic Corp.	178,802	8,600
	Briggs & Stratton Corp.	431,940	8,552
	Albany International Corp.	258,997	8,542
	Kaman Corp.	239,375	8,273
*	GrafTech International Ltd.	1,135,118	8,264
	G&K Services Inc. Class A	173,245	8,246
*	Korn/Ferry International	436,033	8,171
	Aircastle Ltd.	508,552	8,132
	Titan International Inc.	478,628	8,074
	Tennant Co.	166,479	8,036
	CIRCOR International Inc.	157,162	7,993
	Kaydon Corp.	288,497	7,948
*	Aegion Corp. Class A	350,809	7,897
*	II-VI Inc.	483,152	7,856
	AAR Corp.	355,663	7,817
	ESCO Technologies Inc.	236,948	7,672
*	TrueBlue Inc.	364,179	7,666
*	Rush Enterprises Inc. Class A	302,341	7,483
	Sun Hydraulics Corp.	235,098	7,354
	Universal Forest Products Inc.	178,400	7,122
	McGrath RentCorp	208,378	7,118
	Exponent Inc.	119,077	7,039
*	Dycom Industries Inc.	296,372	6,858
*	Wesco Aircraft Holdings Inc.	365,711	6,791

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Altra Holdings Inc.	242,862	6,650
*	Team Inc.	172,191	6,517
	Astec Industries Inc.	189,069	6,483
*	ACCO Brands Corp.	1,017,979	6,474
*	Saia Inc.	214,554	6,430
	AAON Inc.	191,392	6,331
*	Trex Co. Inc.	133,113	6,322
	SkyWest Inc.	464,897	6,295
*	Wabash National Corp.	614,744	6,258
	Arkansas Best Corp.	271,872	6,239
	Apogee Enterprises Inc.	255,730	6,138
*	Meritor Inc.	870,003	6,134
	Knoll Inc.	429,483	6,103
	Comfort Systems USA Inc.	407,496	6,080
	Standex International Corp.	115,211	6,077
	Insperity Inc.	199,607	6,048
*	Tutor Perini Corp.	323,761	5,857
	John Bean Technologies Corp.	278,532	5,852
*	DXP Enterprises Inc.	87,418	5,822
	Heartland Express Inc.	419,174	5,814
	Encore Wire Corp.	168,324	5,740
	Quanex Building Products Corp.	332,900	5,606
	Primoris Services Corp.	278,366	5,489
*	Navigant Consulting Inc.	455,335	5,464
	H&E Equipment Services Inc.	259,139	5,460
*	Greenbrier Cos. Inc.	220,813	5,381
*	WageWorks Inc.	155,517	5,358
*	Blount International Inc.	440,651	5,208
*	ICF International Inc.	162,772	5,129
*	Federal Signal Corp.	572,121	5,006
	Griffon Corp.	439,990	4,950
	Resources Connection Inc.	423,218	4,909
*	Taser International Inc.	564,065	4,806
	Viad Corp.	195,460	4,793
	US Ecology Inc.	171,016	4,693
	American Science & Engineering Inc.	83,422	4,672
	Quad/Graphics Inc.	191,696	4,620
	Hyster-Yale Materials Handling Inc.	72,666	4,563
*	Consolidated Graphics Inc.	96,132	4,519
*	Rexnord Corp.	266,818	4,496
	Gorman-Rupp Co.	139,860	4,453
	Celadon Group Inc.	231,616	4,227
*	Proto Labs Inc.	64,520	4,192
	Kelly Services Inc. Class A	239,595	4,186
*	Columbus McKinnon Corp.	188,413	4,017
	Kforce Inc.	271,734	3,967
	Barrett Business Services Inc.	75,880	3,962
	Great Lakes Dredge & Dock Corp.	503,940	3,941
*	American Woodmark Corp.	112,119	3,891
	Ennis Inc.	221,848	3,836
*	Powell Industries Inc.	73,988	3,821
	Kadant Inc.	124,289	3,750
*	Gibraltar Industries Inc.	256,957	3,741
*	MYR Group Inc.	191,818	3,731
*,^	YRC Worldwide Inc.	128,473	3,694
*	Republic Airways Holdings Inc.	325,809	3,691
	Marten Transport Ltd.	235,014	3,683
*	Kratos Defense & Security Solutions Inc.	557,230	3,611
	National Presto Industries Inc.	49,804	3,587
	LB Foster Co. Class A	82,539	3,563
	Aceto Corp.	251,963	3,510
	Multi-Color Corp.	110,247	3,345
*,^	Capstone Turbine Corp.	2,847,729	3,332
*	Standard Parking Corp.	152,822	3,280

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Engility Holdings Inc.	114,057	3,241
	Heidrick & Struggles International Inc.	188,713	3,155
	West Corp.	140,193	3,104
*	Layne Christensen Co.	158,282	3,088
*	CBIZ Inc.	459,640	3,084
*	Aerovironment Inc.	152,290	3,073
*,^	XPO Logistics Inc.	169,827	3,072
	Alamo Group Inc.	74,794	3,053
*	Air Transport Services Group Inc.	461,804	3,053
*	Astronics Corp.	73,712	3,013
*,^	Titan Machinery Inc.	152,417	2,992
	HEICO Corp. Class A	80,937	2,987
*,^	SolarCity Corp.	78,610	2,969
*	InnerWorkings Inc.	273,449	2,967
*	Thermon Group Holdings Inc.	144,653	2,951
*	GP Strategies Corp.	122,021	2,907
*	Lydall Inc.	197,890	2,889
*	Pendrell Corp.	1,098,695	2,879
*	Park-Ohio Holdings Corp.	86,852	2,864
*	Accuride Corp.	547,604	2,771
*	Northwest Pipe Co.	99,313	2,771
*	Orion Marine Group Inc.	225,532	2,727
	American Railcar Industries Inc.	81,036	2,716
*	Roadrunner Transportation Systems Inc.	96,934	2,699
	Houston Wire & Cable Co.	192,603	2,666
	Insteel Industries Inc.	149,567	2,620
*	Hawaiian Holdings Inc.	408,549	2,496
	Global Power Equipment Group Inc.	152,387	2,456
	Graham Corp.	81,273	2,441
	Michael Baker Corp.	89,778	2,434
*	RPX Corp.	143,369	2,409
*	EnerNOC Inc.	181,121	2,402
*	Ducommun Inc.	112,690	2,396
	Douglas Dynamics Inc.	184,547	2,395
*	CAI International Inc.	100,172	2,361
*	AT Cross Co. Class A	137,728	2,334
*	NCI Building Systems Inc.	148,034	2,263
*	Mistras Group Inc.	128,595	2,261
	Kimball International Inc. Class B	229,999	2,233
*,^	Odyssey Marine Exploration Inc.	746,335	2,209
	VSE Corp.	53,516	2,198
	CDI Corp.	154,836	2,192
	Pike Electric Corp.	176,366	2,169
	Coleman Cable Inc.	119,303	2,155
*	Pacer International Inc.	338,442	2,136
	FreightCar America Inc.	123,079	2,091
*	KEYW Holding Corp.	156,750	2,077
*	Echo Global Logistics Inc.	103,034	2,008
*	Furmanite Corp.	287,605	1,924
*	Builders FirstSource Inc.	320,700	1,918
	Dynamic Materials Corp.	114,573	1,892
	NN Inc.	164,562	1,878
	Ceco Environmental Corp.	149,590	1,840
*	PowerSecure International Inc.	119,488	1,796
	Ampco-Pittsburgh Corp.	93,092	1,747
*	Edgen Group Inc.	267,003	1,703
*	LMI Aerospace Inc.	89,195	1,671
*,^	ExOne Co.	26,900	1,660
	Met-Pro Corp.	122,891	1,652
*	Performant Financial Corp.	141,992	1,646
	Twin Disc Inc.	69,364	1,644
*	FuelCell Energy Inc.	1,279,651	1,625
*	Commercial Vehicle Group Inc.	215,523	1,608
*	CRA International Inc.	85,735	1,584

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	LSI Industries Inc.	193,888	1,569
*	Franklin Covey Co.	114,259	1,538
*	Vicor Corp.	222,642	1,525
	Intersections Inc.	171,434	1,503
	Schawk Inc. Class A	114,357	1,501
	Preformed Line Products Co.	22,204	1,472
*	Energy Recovery Inc.	352,703	1,457
*	Tecumseh Products Co. Class A	132,467	1,448
*	Universal Truckload Services Inc.	57,202	1,379
*	Xerium Technologies Inc.	134,172	1,366
	NL Industries Inc.	118,240	1,336
	International Shipholding Corp.	56,822	1,326
	Miller Industries Inc.	85,479	1,315
*,^	American Superconductor Corp.	471,330	1,244
*	Sterling Construction Co. Inc.	131,257	1,189
*	PGT Inc.	135,318	1,173
*	Quality Distribution Inc.	132,424	1,171
	Courier Corp.	81,319	1,161
*	Flow International Corp.	314,628	1,161
	Hurco Cos. Inc.	40,210	1,157
*	Patrick Industries Inc.	55,633	1,157
*	Cenveo Inc.	540,633	1,152
*	ARC Document Solutions Inc.	287,187	1,149
*	BlueLinx Holdings Inc.	533,925	1,148
*	Ameresco Inc. Class A	121,222	1,092
*	CPI Aerostructures Inc.	96,915	1,052
*	Patriot Transportation Holding Inc.	34,975	1,051
*	Swisher Hygiene Inc.	1,156,095	994
	Hardinge Inc.	66,364	981
*	Willis Lease Finance Corp.	70,407	951
*	TRC Cos. Inc.	133,600	935
*	Casella Waste Systems Inc. Class A	209,903	905
*	Rand Logistics Inc.	175,633	901
*	Magnetek Inc.	49,098	885
	Allied Motion Technologies Inc.	128,498	880
*	Lawson Products Inc.	67,897	872
^	Acorn Energy Inc.	103,247	871
	Argan Inc.	55,105	860
	PAM Transportation Services Inc.	82,882	843
*	USA Truck Inc.	123,169	793
	Baltic Trading Ltd.	210,827	782
	TMS International Corp. Class A	51,243	760
	SIFCO Industries Inc.	46,392	751
*	PMFG Inc.	107,380	743
	Innovative Solutions & Support Inc.	115,439	739
*	Astronics Corp. Class B	18,109	736
*	Active Power Inc.	174,715	730
*	Supreme Industries Inc. Class A	137,574	688
*	Hudson Technologies Inc.	212,882	679
*	Manitex International Inc.	51,159	560
*	Key Technology Inc.	38,521	552
*	Mfri Inc.	45,537	518
	Eastern Co.	31,545	505
*	Hudson Global Inc.	201,628	500
	Providence and Worcester Railroad Co.	31,838	489
*	Dolan Co.	295,489	482
*,^	Revolution Lighting Technologies Inc.	119,475	478
	Ecology and Environment Inc.	45,100	474
*	API Technologies Corp.	168,654	472
*	Fuel Tech Inc.	116,591	447
*	Virco Manufacturing Corp.	188,287	441
*	Hill International Inc.	153,395	420
	Omega Flex Inc.	28,118	418
*,^	Real Goods Solar Inc. Class A	164,260	417

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Integrated Electrical Services Inc.	93,724	417
*	Frozen Food Express Industries	240,329	387
	LS Starrett Co. Class A	36,454	373
*	Ultralife Corp.	98,312	350
*	Heritage-Crystal Clean Inc.	23,754	347
*,^	Genco Shipping & Trading Ltd.	191,065	311
*	Innotrac Corp.	74,779	292
*	Gencor Industries Inc.	41,010	292
*	Metalico Inc.	233,872	281
	RCM Technologies Inc.	47,961	260
*	American Electric Technologies Inc.	36,486	260
	Sypris Solutions Inc.	79,234	254
*	Arotech Corp.	169,158	254
*	Orion Energy Systems Inc.	98,835	245
*	Covenant Transportation Group Inc. Class A	39,032	244
*	Lightbridge Corp.	138,189	236
*,^	Ascent Solar Technologies Inc.	281,332	219
*	Astrotech Corp.	304,120	213
*,^	Ocean Power Technologies Inc.	123,481	200
*,^	Enphase Energy Inc.	25,653	198
*	Versar Inc.	42,809	194
*	Taylor Devices Inc.	23,333	194
*	AMREP Corp.	20,062	186
*	Transcat Inc.	25,670	175
*	Sparton Corp.	9,063	156
	Servotronics Inc.	19,902	155
	Mastech Holdings Inc.	19,414	149
*	Jewett-Cameron Trading Ltd.	12,494	144
*	Eagle Bulk Shipping Inc.	38,415	140
*	Breeze-Eastern Corp.	15,615	137
*	UniTek Global Services Inc.	94,665	133
*	Tecumseh Products Co. Class B	11,900	132
*	Essex Rental Corp.	30,245	131
*	Rush Enterprises Inc. Class B	5,550	119
*	Perma-Fix Environmental Services	305,178	110
*,^	Ecotality Inc.	58,778	91
*	Adept Technology Inc.	19,136	74
*	ZBB Energy Corp.	271,560	71
*	Lime Energy Co.	88,932	59
	Hubbell Inc. Class A	500	45
*	Industrial Services of America Inc.	13,228	33
*	Altair Nanotechnologies Inc.	12,362	27
*	Luna Innovations Inc.	17,858	23
*	DLH Holdings Corp.	17,157	15
*	CTPartners Executive Search Inc.	2,973	13
*	General Finance Corp.	1,811	8
*	Spherix Inc.	1,456	6
*	Innovaro Inc.	36,380	3
*	Plug Power Inc.	6,800	3
*	Universal Power Group Inc.	800	1
			4,587,036
Information Technology (14.9%)
*	Facebook Inc. Class A	4,895,378	121,699
*	LinkedIn Corp. Class A	612,034	109,126
*	Equinix Inc.	434,450	80,252
*	Alliance Data Systems Corp.	432,957	78,378
	Avago Technologies Ltd. Class A	1,907,775	71,313
	Maxim Integrated Products Inc.	2,562,199	71,178
*	Cree Inc.	1,037,986	66,286
*	ANSYS Inc.	820,447	59,975
*	Trimble Navigation Ltd.	2,251,668	58,566
	Activision Blizzard Inc.	3,738,193	53,307
*	VMware Inc. Class A	753,769	50,495
*	Synopsys Inc.	1,360,835	48,650

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	NCR Corp.	1,447,142	47,741
*	FleetCor Technologies Inc.	583,342	47,426
*	Gartner Inc.	825,202	47,028
*	Nuance Communications Inc.	2,237,645	41,128
*	Avnet Inc.	1,212,732	40,748
*	Skyworks Solutions Inc.	1,691,821	37,034
*	Rackspace Hosting Inc.	976,123	36,985
*	Arrow Electronics Inc.	926,159	36,907
^	FactSet Research Systems Inc.	358,100	36,505
*	Cadence Design Systems Inc.	2,491,089	36,071
*,^	3D Systems Corp.	820,233	36,008
	Jack Henry & Associates Inc.	762,010	35,914
	Solera Holdings Inc.	608,727	33,876
*	Informatica Corp.	951,390	33,280
*	Concur Technologies Inc.	402,916	32,789
	IAC/InterActiveCorp	681,362	32,406
*	ON Semiconductor Corp.	3,997,150	32,297
	Global Payments Inc.	684,655	31,713
*	CoStar Group Inc.	239,892	30,963
*	MICROS Systems Inc.	696,075	30,036
*	Ultimate Software Group Inc.	252,595	29,627
*	TIBCO Software Inc.	1,372,243	29,366
*	CommVault Systems Inc.	383,060	29,070
	Broadridge Financial Solutions Inc.	1,067,116	28,364
*	NeuStar Inc. Class A	582,302	28,346
*	Atmel Corp.	3,787,694	27,840
*	WEX Inc.	341,489	26,192
*	ViaSat Inc.	362,025	25,870
*	PTC Inc.	1,052,393	25,815
*	Ingram Micro Inc.	1,346,464	25,569
	AOL Inc.	687,765	25,090
	FEI Co.	339,486	24,779
	Lender Processing Services Inc.	747,662	24,187
*	Aspen Technology Inc.	833,244	23,989
	National Instruments Corp.	837,388	23,397
*	NetSuite Inc.	254,413	23,340
*	Brocade Communications Systems Inc.	3,987,238	22,966
	MAXIMUS Inc.	303,915	22,636
*	Riverbed Technology Inc.	1,438,536	22,384
*	Vantiv Inc. Class A	788,943	21,775
*	SolarWinds Inc.	542,801	21,066
*	Rovi Corp.	918,271	20,973
*	Semtech Corp.	597,244	20,921
*	Fortinet Inc.	1,188,763	20,803
*	Zebra Technologies Corp.	454,231	19,732
	Compuware Corp.	1,896,935	19,633
*	CoreLogic Inc.	844,988	19,578
	Diebold Inc.	566,018	19,069
*	QLIK Technologies Inc.	662,217	18,721
*	Microsemi Corp.	822,167	18,704
*	Anixter International Inc.	239,715	18,173
*	Ciena Corp.	893,726	17,356
	DST Systems Inc.	262,788	17,168
	Lexmark International Inc. Class A	554,682	16,957
*	SunEdison Inc.	2,065,602	16,876
	Plantronics Inc.	383,039	16,823
*	SS&C Technologies Holdings Inc.	508,444	16,728
*	Tyler Technologies Inc.	241,872	16,580
*	Verint Systems Inc.	466,810	16,558
	Mentor Graphics Corp.	846,027	16,540
*	ACI Worldwide Inc.	353,489	16,430
*	Vishay Intertechnology Inc.	1,181,731	16,414
	Cognex Corp.	359,265	16,246
	Convergys Corp.	929,725	16,205

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	VeriFone Systems Inc.	963,413	16,195
*	Pandora Media Inc.	879,644	16,185
	InterDigital Inc.	362,171	16,171
	j2 Global Inc.	380,036	16,155
*	Polycom Inc.	1,525,173	16,075
*	Cavium Inc.	454,277	16,068
*	Tech Data Corp.	338,050	15,919
*	Fairchild Semiconductor International Inc. Class A	1,137,796	15,702
*	ValueClick Inc.	636,173	15,701
^	IPG Photonics Corp.	255,953	15,544
*	Sourcefire Inc.	275,620	15,311
*	Acxiom Corp.	661,698	15,007
*	Itron Inc.	352,096	14,939
	Littelfuse Inc.	197,380	14,727
*	Aruba Networks Inc.	957,870	14,713
*	ARRIS Group Inc.	1,022,875	14,678
	Fair Isaac Corp.	317,645	14,558
*	Silicon Laboratories Inc.	346,025	14,329
	Dolby Laboratories Inc. Class A	427,469	14,299
*	Finisar Corp.	834,121	14,138
*	Hittite Microwave Corp.	241,350	13,998
*	EchoStar Corp. Class A	352,544	13,788
*	Dealertrack Technologies Inc.	385,560	13,660
*	RF Micro Devices Inc.	2,509,759	13,427
*	Workday Inc. Class A	208,513	13,364
	Blackbaud Inc.	408,222	13,296
*	Manhattan Associates Inc.	172,313	13,296
*	Euronet Worldwide Inc.	413,979	13,189
*	CACI International Inc. Class A	206,162	13,089
	Cypress Semiconductor Corp.	1,205,808	12,938
*	International Rectifier Corp.	617,413	12,929
*	Sapient Corp.	988,196	12,906
	ADTRAN Inc.	524,018	12,896
*	OpenTable Inc.	200,477	12,820
*	WebMD Health Corp.	433,824	12,741
	MKS Instruments Inc.	469,881	12,471
*	Palo Alto Networks Inc.	294,012	12,396
*	Veeco Instruments Inc.	349,094	12,365
*	TiVo Inc.	1,115,129	12,322
*	Take-Two Interactive Software Inc.	820,668	12,285
*	Cornerstone OnDemand Inc.	281,104	12,169
	Heartland Payment Systems Inc.	324,696	12,095
	Coherent Inc.	216,819	11,940
*	Zynga Inc. Class A	4,285,266	11,913
*	Entegris Inc.	1,241,884	11,661
*	Electronics for Imaging Inc.	410,976	11,626
*	PMC - Sierra Inc.	1,814,234	11,520
*	Splunk Inc.	244,256	11,324
*	Progress Software Corp.	487,737	11,223
*	Synaptics Inc.	288,075	11,108
*	Cardtronics Inc.	401,195	11,073
*	Infinera Corp.	1,025,471	10,942
*	Guidewire Software Inc.	259,820	10,925
*	OSI Systems Inc.	164,919	10,624
*	Sanmina Corp.	740,233	10,622
*	NETGEAR Inc.	344,008	10,506
	Power Integrations Inc.	257,793	10,456
*	Integrated Device Technology Inc.	1,307,883	10,385
*	Infoblox Inc.	351,217	10,277
*	SYNNEX Corp.	238,250	10,073
*	Advent Software Inc.	286,560	10,047
*	TriQuint Semiconductor Inc.	1,445,835	10,020
*,^	Universal Display Corp.	353,576	9,939
*	Benchmark Electronics Inc.	493,844	9,926

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Tessera Technologies Inc.	470,649	9,789
*	Cirrus Logic Inc.	557,862	9,684
	Syntel Inc.	150,647	9,471
*	Plexus Corp.	309,507	9,251
*	Ultratech Inc.	245,652	9,020
*	OmniVision Technologies Inc.	483,413	9,016
*,^	Fusion-io Inc.	625,379	8,905
*	Ixia	480,450	8,840
	Intersil Corp. Class A	1,127,070	8,814
	NIC Inc.	528,854	8,742
*	Unisys Corp.	395,543	8,730
*	Rambus Inc.	998,433	8,577
	Monotype Imaging Holdings Inc.	336,671	8,555
*	Diodes Inc.	324,613	8,430
*	Bottomline Technologies de Inc.	318,396	8,052
	MTS Systems Corp.	141,527	8,010
*	Angie's List Inc.	301,232	7,998
*	ScanSource Inc.	249,339	7,979
*,^	Liquidity Services Inc.	220,495	7,645
*	Sonus Networks Inc.	2,526,788	7,606
*	Synchronoss Technologies Inc.	245,511	7,579
*	Netscout Systems Inc.	323,058	7,540
*	QLogic Corp.	783,775	7,493
*,^	VirnetX Holding Corp.	373,973	7,476
*	Kulicke & Soffa Industries Inc.	675,210	7,468
*	ExactTarget Inc.	214,716	7,240
*	Rogers Corp.	151,989	7,192
*	Insight Enterprises Inc.	397,497	7,052
*,^	Zillow Inc. Class A	124,897	7,032
	Monolithic Power Systems Inc.	291,549	7,029
*	Web.com Group Inc.	274,058	7,016
*	comScore Inc.	287,540	7,013
*	Interactive Intelligence Group Inc.	135,626	6,998
*	MicroStrategy Inc. Class A	80,021	6,959
*,^	SunPower Corp. Class A	335,177	6,938
*	Cabot Microelectronics Corp.	209,782	6,925
*	ExlService Holdings Inc.	234,043	6,918
*	Power-One Inc.	1,094,036	6,914
*	BroadSoft Inc.	250,089	6,902
*	Blucora Inc.	368,584	6,834
*	ATMI Inc.	287,602	6,802
*	SPS Commerce Inc.	123,550	6,795
*	CSG Systems International Inc.	304,625	6,610
*	Cray Inc.	329,626	6,474
*	Measurement Specialties Inc.	137,850	6,414
*	Harmonic Inc.	1,002,616	6,367
*	Rofin-Sinar Technologies Inc.	252,829	6,306
	United Online Inc.	823,177	6,240
*	Digital River Inc.	331,540	6,223
	Booz Allen Hamilton Holding Corp.	350,914	6,099
*	Freescale Semiconductor Ltd.	450,091	6,099
*	RealPage Inc.	328,306	6,021
	Methode Electronics Inc.	353,838	6,019
	Tellabs Inc.	3,004,949	5,950
*	Comverse Inc.	196,517	5,848
	EarthLink Inc.	936,905	5,818
	Brooks Automation Inc.	597,796	5,817
*	Stamps.com Inc.	146,285	5,762
*	Checkpoint Systems Inc.	404,909	5,746
	Badger Meter Inc.	128,968	5,746
*	TeleTech Holdings Inc.	242,480	5,681
	ManTech International Corp. Class A	213,951	5,588
*	Move Inc.	434,490	5,570
*	Advanced Energy Industries Inc.	318,088	5,538

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	PROS Holdings Inc.	184,568	5,528
*	Sykes Enterprises Inc.	350,380	5,522
*	Spansion Inc. Class A	430,300	5,387
*	Exar Corp.	493,371	5,314
*	Lattice Semiconductor Corp.	1,045,907	5,303
*	Emulex Corp.	810,304	5,283
*	iGATE Corp.	318,308	5,227
	AVX Corp.	444,766	5,226
*,^	RealD Inc.	374,409	5,204
*	Monster Worldwide Inc.	1,054,620	5,178
*	FARO Technologies Inc.	152,766	5,167
*	Applied Micro Circuits Corp.	576,690	5,075
	Pegasystems Inc.	148,786	4,928
*	LogMeIn Inc.	200,623	4,907
*	Silicon Image Inc.	835,377	4,887
	Micrel Inc.	491,250	4,854
*	Newport Corp.	344,617	4,800
*	Intermec Inc.	487,405	4,791
*	Bankrate Inc.	333,269	4,786
	CTS Corp.	342,873	4,677
*	Dice Holdings Inc.	501,728	4,621
	Comtech Telecommunications Corp.	171,004	4,598
	Park Electrochemical Corp.	189,056	4,539
*	InvenSense Inc.	291,600	4,485
*	Constant Contact Inc.	275,110	4,421
	EPIQ Systems Inc.	327,869	4,416
*	GT Advanced Technologies Inc.	1,064,145	4,416
	Forrester Research Inc.	120,357	4,416
*,^	Trulia Inc.	137,796	4,284
*	Virtusa Corp.	192,212	4,259
*	Accelrys Inc.	501,172	4,210
*	Internap Network Services Corp.	508,864	4,208
*	Imperva Inc.	93,427	4,208
*	Ceva Inc.	216,204	4,186
*	SciQuest Inc.	166,887	4,181
*	Tangoe Inc.	266,293	4,109
*	Jive Software Inc.	224,216	4,074
*	LivePerson Inc.	451,661	4,045
*	Envestnet Inc.	163,416	4,020
*	Silicon Graphics International Corp.	297,898	3,986
*	TTM Technologies Inc.	466,625	3,920
	Cass Information Systems Inc.	84,957	3,916
*	ServiceNow Inc.	96,510	3,898
	Black Box Corp.	152,634	3,865
*	Perficient Inc.	289,290	3,859
*	Yelp Inc.	110,890	3,856
*,^	Parkervision Inc.	824,431	3,751
	Daktronics Inc.	365,212	3,747
*	Amkor Technology Inc.	884,645	3,724
*	EVERTEC Inc.	169,140	3,716
*	Global Cash Access Holdings Inc.	575,713	3,604
*	Anaren Inc.	156,214	3,584
*	Photronics Inc.	441,942	3,562
*	DTS Inc.	171,432	3,528
*	FormFactor Inc.	520,628	3,514
	IXYS Corp.	309,181	3,420
*	XO Group Inc.	304,127	3,406
*	Entropic Communications Inc.	794,761	3,394
*	CalAmp Corp.	232,231	3,391
*	Rudolph Technologies Inc.	298,460	3,343
*	PDF Solutions Inc.	180,790	3,332
*	Callidus Software Inc.	504,239	3,323
*,^	Higher One Holdings Inc.	284,817	3,315
	Computer Task Group Inc.	142,649	3,277

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Oplink Communications Inc.	185,257	3,218
*	Volterra Semiconductor Corp.	227,145	3,207
	Electro Scientific Industries Inc.	285,954	3,077
*	Actuate Corp.	457,158	3,036
	Keynote Systems Inc.	152,994	3,023
*	MoneyGram International Inc.	132,977	3,012
*	ServiceSource International Inc.	322,137	3,002
*	Immersion Corp.	221,273	2,932
*	Demandware Inc.	67,417	2,859
	Cohu Inc.	228,471	2,856
*	Seachange International Inc.	243,324	2,849
*	Quantum Corp.	2,050,520	2,809
*	Super Micro Computer Inc.	259,706	2,763
	Ebix Inc.	297,653	2,756
	Electro Rent Corp.	162,068	2,721
	Supertex Inc.	113,595	2,716
*	Calix Inc.	266,656	2,693
*	STEC Inc.	391,490	2,631
*	Procera Networks Inc.	188,163	2,583
*	LTX-Credence Corp.	429,838	2,575
*	Nanometrics Inc.	172,082	2,524
*,^	Global Eagle Entertainment Inc.	250,273	2,518
*	support.com Inc.	548,696	2,508
*	Extreme Networks	721,441	2,489
*	Proofpoint Inc.	102,427	2,482
*	Bazaarvoice Inc.	260,788	2,457
*	Active Network Inc.	321,569	2,434
*	Mercury Systems Inc.	261,062	2,407
*	Agilysys Inc.	212,873	2,403
*	VASCO Data Security International Inc.	287,880	2,392
*	Zix Corp.	559,817	2,368
*	Integrated Silicon Solution Inc.	215,718	2,364
*	Responsys Inc.	164,827	2,359
*	DSP Group Inc.	276,432	2,297
*	EPAM Systems Inc.	84,063	2,285
*	QuinStreet Inc.	264,537	2,283
*	Unwired Planet Inc.	1,126,771	2,197
*	Market Leader Inc.	204,005	2,183
*,^	Neonode Inc.	362,094	2,154
*	Globecomm Systems Inc.	168,988	2,136
*	Fabrinet	149,111	2,088
*	Kopin Corp.	560,392	2,079
*	Travelzoo Inc.	75,878	2,068
*	Digi International Inc.	219,857	2,060
*	Zygo Corp.	128,035	2,024
*	NVE Corp.	41,862	1,960
*	Vocus Inc.	177,549	1,868
	American Software Inc. Class A	209,086	1,817
*	Ellie Mae Inc.	78,673	1,816
*	CIBER Inc.	534,271	1,784
*	Aviat Networks Inc.	678,969	1,779
*	KVH Industries Inc.	133,168	1,772
*	Maxwell Technologies Inc.	244,694	1,750
*	ANADIGICS Inc.	792,054	1,742
*,^	OCZ Technology Group Inc.	1,192,867	1,730
*	Datalink Corp.	159,005	1,692
*	Limelight Networks Inc.	749,981	1,687
*	Pericom Semiconductor Corp.	232,638	1,656
*	PLX Technology Inc.	347,714	1,655
*	Aeroflex Holding Corp.	206,949	1,633
*	Avid Technology Inc.	275,078	1,617
	PC Connection Inc.	104,063	1,608
*	Reis Inc.	86,411	1,598
*	Kemet Corp.	388,314	1,596

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	IntraLinks Holdings Inc.	219,096	1,591
*	Shutterstock Inc.	28,016	1,563
*	Multi-Fineline Electronix Inc.	104,233	1,544
*	Key Tronic Corp.	147,774	1,529
*	PRGX Global Inc.	274,584	1,507
*	Guidance Software Inc.	167,934	1,468
*	Sigma Designs Inc.	289,054	1,460
*	NAPCO Security Technologies Inc.	305,202	1,459
*	Vishay Precision Group Inc.	96,125	1,455
*	Symmetricom Inc.	323,101	1,451
	Ubiquiti Networks Inc.	82,500	1,447
*	Lionbridge Technologies Inc.	497,644	1,443
*	MoSys Inc.	356,578	1,433
*	Ipass Inc.	756,361	1,430
*	RealNetworks Inc.	187,599	1,418
*	Inphi Corp.	125,850	1,384
*,^	Glu Mobile Inc.	628,541	1,383
*	ModusLink Global Solutions Inc.	433,810	1,379
*,^	Mitek Systems Inc.	237,452	1,372
	Marchex Inc. Class B	225,315	1,356
*,^	Oclaro Inc.	1,134,638	1,339
*	Demand Media Inc.	220,692	1,324
	Richardson Electronics Ltd.	107,140	1,258
*	Radisys Corp.	260,627	1,254
*	GSI Group Inc.	155,726	1,252
*	PCM Inc.	128,872	1,237
	Tessco Technologies Inc.	46,556	1,229
*	Official Payments Holdings Inc. Class B	175,717	1,204
*	Axcelis Technologies Inc.	656,001	1,194
*,^	Rubicon Technology Inc.	146,339	1,172
*	Brightcove Inc.	133,682	1,171
	Mesa Laboratories Inc.	20,970	1,135
*	Imation Corp.	264,818	1,120
	ePlus Inc.	18,444	1,105
*	Gogo Inc.	77,917	1,088
	Aware Inc.	207,242	1,078
	Transact Technologies Inc.	130,847	1,069
*	Rosetta Stone Inc.	71,504	1,054
	MOCON Inc.	75,913	1,029
	Hackett Group Inc.	196,636	1,021
*	ShoreTel Inc.	252,986	1,020
*	Intevac Inc.	175,890	996
*	AXT Inc.	359,289	970
	PC-Tel Inc.	111,619	947
*	Carbonite Inc.	76,227	944
*,^	Research Frontiers Inc.	235,643	938
*	STR Holdings Inc.	409,795	930
*	Blackhawk Network Holdings Inc.	40,066	930
*	Mindspeed Technologies Inc.	285,629	925
*	Ultra Clean Holdings	152,882	925
*	Dot Hill Systems Corp.	421,247	923
	Frequency Electronics Inc.	86,235	918
*,^	Uni-Pixel Inc.	61,657	907
	Communications Systems Inc.	94,052	905
*	Qualys Inc.	55,701	898
	Bel Fuse Inc. Class B	66,731	898
*	E2open Inc.	50,141	877
*	MEMSIC Inc.	211,999	869
*	Datawatch Corp.	47,188	851
*	TeleCommunication Systems Inc. Class A	364,183	849
*	Ikanos Communications Inc.	546,808	815
	QAD Inc. Class A	69,282	795
	Digimarc Corp.	37,954	788
*	Innodata Inc.	241,360	772

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Westell Technologies Inc. Class A	319,195	763
*	Dynamics Research Corp.	136,471	760
*	Echelon Corp.	354,302	748
*,^	QuickLogic Corp.	328,053	725
	Astro-Med Inc.	65,498	720
*	Millennial Media Inc.	82,675	720
	Evolving Systems Inc.	108,562	720
*,^	eGain Corp.	73,322	705
	Rimage Corp.	81,635	685
*	Meru Networks Inc.	167,979	677
*	MaxLinear Inc.	96,536	676
*	Amtech Systems Inc.	103,389	658
*	M/A-COM Technology Solutions Holdings Inc.	43,591	636
*	Pfsweb Inc.	155,162	621
*,^	Parametric Sound Corp.	38,174	620
*	FalconStor Software Inc.	446,475	612
*,^	Local Corp.	361,731	608
*	ID Systems Inc.	118,016	594
*	Telenav Inc.	111,994	586
*	Autobytel Inc.	116,348	555
*	Mattson Technology Inc.	252,809	551
*	GSI Technology Inc.	86,863	549
*	Bsquare Corp.	190,233	523
*	Pixelworks Inc.	148,862	509
*	Tremor Video Inc.	56,489	508
	Optical Cable Corp.	112,873	500
*	Rally Software Development Corp.	20,116	499
*,^	Vringo Inc.	152,995	485
*	Novatel Wireless Inc.	122,714	485
*	Onvia Inc.	107,083	484
*	Emcore Corp.	129,740	467
*,^	CVD Equipment Corp.	55,875	465
*	Analysts International Corp.	117,780	450
*	Park City Group Inc.	58,644	445
*	Cinedigm Digital Cinema Corp. Class A	307,229	436
*	PAR Technology Corp.	106,779	430
	Alliance Fiber Optic Products Inc.	20,188	404
*	Data I/O Corp.	180,066	402
*	Information Services Group Inc.	206,647	399
*,^	ClearSign Combustion Corp.	45,207	394
*	Numerex Corp. Class A	35,182	393
*	CyberOptics Corp.	65,536	381
*	LoJack Corp.	116,077	366
*	TheStreet Inc.	193,979	361
*	Internet Patents Corp.	100,800	360
*	NetSol Technologies Inc.	34,312	345
*,^	Document Security Systems Inc.	148,399	341
*,^	Wave Systems Corp. Class A	1,111,886	334
*	Wireless Telecom Group Inc.	227,636	328
*	IEC Electronics Corp.	91,854	322
*	Model N Inc.	13,698	320
*	ClearOne Inc.	37,181	316
*	LGL Group Inc.	47,780	312
*	LRAD Corp.	273,661	309
*	Crossroads Systems Inc.	165,788	308
*	Cascade Microtech Inc.	46,248	308
	Soundbite Communications Inc.	60,356	301
*	GSE Systems Inc.	199,394	301
*	Sonic Foundry Inc.	28,344	300
*	BroadVision Inc.	33,417	289
*	Netlist Inc.	327,952	289
*	Video Display Corp.	71,008	280
	CSP Inc.	31,579	280
	eMagin Corp.	78,635	280

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	NeoPhotonics Corp.	31,816	276
*	BTU International Inc.	113,437	272
*,^	MeetMe Inc.	164,557	268
*	Ruckus Wireless Inc.	20,900	268
*,^	USA Technologies Inc.	147,630	257
*	Spark Networks Inc.	29,222	247
*	Newtek Business Services Inc.	111,103	234
*	Selectica Inc.	25,832	230
*	Edgewater Technology Inc.	52,896	225
*	StarTek Inc.	46,382	219
*	Lantronix Inc.	134,602	213
*	Hutchinson Technology Inc.	43,912	208
*	Performance Technologies Inc.	174,654	206
*	TechTarget Inc.	45,592	204
*	Intermolecular Inc.	24,999	182
	Crexendo Inc.	65,793	178
*	Viasystems Group Inc.	14,776	170
*	NCI Inc. Class A	40,978	170
*	Marin Software Inc.	16,116	165
*	WidePoint Corp.	192,576	158
*	Zhone Technologies Inc.	196,850	157
*	Majesco Entertainment Co.	275,313	157
*	Asure Software Inc.	26,636	150
	QAD Inc. Class B	14,091	147
*	Looksmart Ltd.	208,579	146
*	Envivio Inc.	71,426	144
	Concurrent Computer Corp.	18,768	144
*	Planar Systems Inc.	85,359	139
*	Digital Ally Inc.	18,621	136
*	Aetrium Inc.	215,721	116
*	Overland Storage Inc.	99,822	114
*	Bridgeline Digital Inc.	96,477	111
*	Hauppauge Digital Inc.	158,139	109
*,^	Microvision Inc.	39,209	99
*	Mattersight Corp.	35,238	99
	Globalscape Inc.	58,510	97
*	Xoom Corp.	4,113	94
*	Interphase Corp.	34,145	91
*	Infosonics Corp.	187,832	87
*	Inuvo Inc.	108,605	87
*	Relm Wireless Corp.	27,322	82
	TSR Inc.	27,043	81
*	Peregrine Semiconductor Corp.	7,300	80
	Bel Fuse Inc. Class A	5,719	79
*	World Energy Solutions Inc.	19,534	78
*	Lightpath Technologies Inc. Class A	62,358	77
*,^	FriendFinder Networks Inc.	249,905	67
*	Advanced Photonix Inc. Class A	99,780	66
*,^	Net Element International Inc.	12,251	64
*	Intellicheck Mobilisa Inc.	205,951	62
*	Remark Media Inc.	18,153	54
*	TigerLogic Corp.	31,580	54
*	Rainmaker Systems Inc.	123,874	48
*	iGO Inc.	19,786	46
*,^	Superconductor Technologies Inc.	14,507	46
*	Mediabistro Inc.	27,418	43
*	Spire Corp.	69,782	38
*	Exa Corp.	3,623	37
*	Identive Group Inc.	47,848	35
*	Daegis Inc.	31,670	32
*	Ambient Corp.	12,966	31
*	SED International Holdings Inc.	15,000	30
*	Sutron Corp.	3,900	23
*	Clearfield Inc.	2,200	21

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	GigOptix Inc.	15,789	21
*	Synacor Inc.	5,300	16
*	Marlborough Software Development Holdings Inc.	131,616	14
*	Smith Micro Software Inc.	13,343	14
*	Qualstar Corp.	9,220	13
*	Transwitch Corp.	15,891	6
*	Cover-All Technologies Inc.	3,931	5
*	Sevcon Inc.	500	2
*	IntriCon Corp.	400	1
*	Saba Software Inc.	74	1
			4,375,327
Materials (5.4%)
	Rock Tenn Co. Class A	633,188	63,243
	Celanese Corp. Class A	1,405,316	62,958
	Ashland Inc.	649,160	54,205
*	WR Grace & Co.	628,253	52,798
*	Crown Holdings Inc.	1,270,916	52,273
	Albemarle Corp.	777,364	48,422
	Valspar Corp.	723,268	46,774
	Reliance Steel & Aluminum Co.	675,030	44,255
	Rockwood Holdings Inc.	687,366	44,012
	Packaging Corp. of America	868,014	42,498
	Martin Marietta Materials Inc.	405,908	39,949
	RPM International Inc.	1,172,567	37,452
	Aptargroup Inc.	590,994	32,629
	Sonoco Products Co.	891,029	30,803
	Steel Dynamics Inc.	1,940,090	28,927
	Huntsman Corp.	1,712,625	28,361
	Eagle Materials Inc.	413,920	27,430
	Cytec Industries Inc.	371,213	27,191
	Axiall Corp.	614,386	26,161
	Compass Minerals International Inc.	293,182	24,783
	NewMarket Corp.	94,182	24,728
	Royal Gold Inc.	572,494	24,091
	PolyOne Corp.	874,678	21,675
	Domtar Corp.	297,470	19,782
	Cabot Corp.	527,993	19,757
	Silgan Holdings Inc.	398,332	18,706
*	Louisiana-Pacific Corp.	1,243,529	18,392
	Sensient Technologies Corp.	440,511	17,827
*	Chemtura Corp.	872,759	17,717
	Carpenter Technology Corp.	389,797	17,568
	Westlake Chemical Corp.	178,899	17,248
	Olin Corp.	716,931	17,149
	HB Fuller Co.	445,589	16,848
	Scotts Miracle-Gro Co. Class A	347,316	16,779
	Commercial Metals Co.	1,043,364	15,410
	Worthington Industries Inc.	473,546	15,016
	Greif Inc. Class A	272,321	14,343
	KapStone Paper and Packaging Corp.	349,250	14,033
	Schweitzer-Mauduit International Inc.	276,150	13,774
	Minerals Technologies Inc.	314,242	12,991
	Buckeye Technologies Inc.	348,032	12,891
*	Graphic Packaging Holding Co.	1,661,003	12,856
*	Texas Industries Inc.	186,321	12,137
*	Coeur Mining Inc.	907,445	12,069
	Balchem Corp.	265,039	11,860
*	Stillwater Mining Co.	1,052,396	11,303
*	Berry Plastics Group Inc.	505,567	11,158
*	Resolute Forest Products Inc.	839,322	11,054
	PH Glatfelter Co.	382,507	9,601
*	Clearwater Paper Corp.	196,718	9,258
	Innophos Holdings Inc.	195,751	9,234
	Intrepid Potash Inc.	480,360	9,151

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Hecla Mining Co.	3,055,006	9,104
*	OM Group Inc.	291,483	9,013
	Kaiser Aluminum Corp.	145,417	9,007
*	SunCoke Energy Inc.	629,566	8,826
	Stepan Co.	157,299	8,747
*	Calgon Carbon Corp.	483,550	8,066
*	RTI International Metals Inc.	273,029	7,566
	Quaker Chemical Corp.	118,104	7,324
*,^	Molycorp Inc.	1,179,981	7,316
	AMCOL International Corp.	227,662	7,215
	A Schulman Inc.	264,219	7,086
	Koppers Holdings Inc.	185,357	7,077
	Boise Inc.	822,521	7,024
*	Flotek Industries Inc.	389,268	6,983
	Globe Specialty Metals Inc.	572,865	6,227
*	Kraton Performance Polymers Inc.	290,039	6,149
^	Walter Energy Inc.	559,853	5,822
*	Headwaters Inc.	653,096	5,773
	Deltic Timber Corp.	97,712	5,650
	Materion Corp.	206,985	5,607
	Tredegar Corp.	215,362	5,535
*	Allied Nevada Gold Corp.	841,755	5,455
*	Ferro Corp.	776,334	5,396
	Haynes International Inc.	110,935	5,310
	Wausau Paper Corp.	455,796	5,196
*	LSB Industries Inc.	169,716	5,161
	Neenah Paper Inc.	161,770	5,139
	American Vanguard Corp.	216,662	5,076
	Schnitzer Steel Industries Inc.	211,450	4,944
^	US Silica Holdings Inc.	236,283	4,910
*	Horsehead Holding Corp.	364,287	4,667
	Myers Industries Inc.	300,521	4,511
*	Century Aluminum Co.	481,292	4,466
*	ADA-ES Inc.	100,441	4,231
	Tronox Ltd. Class A	205,415	4,139
*,^	McEwen Mining Inc.	2,376,216	3,992
	Zep Inc.	234,278	3,709
*,^	AK Steel Holding Corp.	1,198,797	3,644
*	OMNOVA Solutions Inc.	444,442	3,560
	Hawkins Inc.	85,316	3,361
^	Kronos Worldwide Inc.	205,939	3,344
*	AEP Industries Inc.	43,386	3,227
	Olympic Steel Inc.	125,320	3,070
*	Zoltek Cos. Inc.	217,956	2,814
*	Landec Corp.	181,012	2,391
*	AM Castle & Co.	142,063	2,239
	FutureFuel Corp.	150,803	2,137
	Noranda Aluminum Holding Corp.	609,967	1,970
*	Mercer International Inc.	254,731	1,661
*	Universal Stainless & Alloy Products Inc.	56,106	1,654
*	Taminco Corp.	79,825	1,628
*	Boise Cascade Co.	63,564	1,615
*	American Pacific Corp.	54,556	1,547
*	General Moly Inc.	719,397	1,345
*	US Concrete Inc.	79,100	1,299
	Synalloy Corp.	79,419	1,233
*	Handy & Harman Ltd.	67,082	1,199
*	Penford Corp.	88,373	1,183
*	Senomyx Inc.	503,415	1,097
*	United States Lime & Minerals Inc.	18,000	940
	KMG Chemicals Inc.	42,173	890
*,^	Paramount Gold and Silver Corp.	702,300	836
	Chase Corp.	32,598	729
*	TOR Minerals International Inc.	56,256	619

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*,^	Comstock Mining Inc.	314,323	519
*	Core Molding Technologies Inc.	56,974	508
*	Arabian American Development Co.	49,424	430
*	Mod-Pac Corp.	50,798	422
^	Great Northern Iron Ore Properties	4,906	338
*	Solitario Exploration & Royalty Corp.	371,760	335
*	Midway Gold Corp.	344,347	325
*	Material Sciences Corp.	30,525	307
*	UFP Technologies Inc.	10,767	211
*,^	US Antimony Corp.	181,971	202
*,^	Silver Bull Resources Inc.	463,119	178
*	GSE Holding Inc.	20,688	120
*	Mines Management Inc.	194,673	103
*	Timberline Resources Corp.	366,815	62
*,^	Clean Diesel Technologies Inc.	51,075	62
*	Verso Paper Corp.	37,309	43
*	Continental Materials Corp.	600	9
*	Prospect Global Resources Inc.	4,600	—
			1,584,355
Other (0.0%)
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	Camco Financial Corp. Warrants	45,300	54
*	Federal-Mogul Corp. Rights 07/09/2013	203,874	45
*	Southern Community Financial Corp.	182,721	40
*	First Security Group Inc. Rights 12/31/2049	12,328	17
			591
Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A	1,123,206	83,252
*	tw telecom inc Class A	1,330,177	37,431
	T-Mobile US Inc.	1,463,478	36,309
*	Level 3 Communications Inc.	1,449,793	30,562
	Telephone & Data Systems Inc.	884,756	21,809
*	Clearwire Corp. Class A	3,868,688	19,266
	Cogent Communications Group Inc.	387,878	10,919
*,^	NII Holdings Inc.	1,532,404	10,221
*	Premiere Global Services Inc.	485,813	5,864
	Consolidated Communications Holdings Inc.	332,075	5,781
*	Cincinnati Bell Inc.	1,818,833	5,566
*	8x8 Inc.	658,471	5,426
	United States Cellular Corp.	129,780	4,762
	Atlantic Tele-Network Inc.	81,937	4,069
*	Iridium Communications Inc.	519,798	4,034
*	Leap Wireless International Inc.	575,386	3,872
	Shenandoah Telecommunications Co.	205,041	3,420
	USA Mobility Inc.	237,340	3,221
*	Vonage Holdings Corp.	1,110,148	3,142
	IDT Corp. Class B	164,799	3,080
	Lumos Networks Corp.	169,594	2,900
*	General Communication Inc. Class A	359,550	2,815
*	inContact Inc.	308,760	2,538
*,^	Fairpoint Communications Inc.	296,262	2,474
*	Cbeyond Inc.	288,999	2,266
*	Intelsat SA	106,400	2,128
	NTELOS Holdings Corp.	128,279	2,111
*	ORBCOMM Inc.	386,562	1,736
	Neutral Tandem Inc.	295,955	1,702
	HickoryTech Corp.	136,657	1,453
*	Hawaiian Telcom Holdco Inc.	48,209	1,213
*	Towerstream Corp.	261,065	666
	Alaska Communications Systems Group Inc.	378,002	635
	Alteva	55,401	547
	Primus Telecommunications Group Inc.	41,555	496
*	Multiband Corp.	92,814	294

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*,^	Elephant Talk Communications Corp.	442,889	259
*	Boingo Wireless Inc.	37,447	232
*	NTS Inc.	48,081	75
			328,546
Utilities (3.7%)
*	Calpine Corp.	3,366,314	71,467
	American Water Works Co. Inc.	1,564,253	64,494
	OGE Energy Corp.	872,447	59,501
	Alliant Energy Corp.	981,506	49,488
	NV Energy Inc.	2,079,020	48,774
	MDU Resources Group Inc.	1,669,329	43,252
	National Fuel Gas Co.	739,915	42,878
	ITC Holdings Corp.	462,117	42,191
	UGI Corp.	1,002,022	39,189
	Aqua America Inc.	1,238,855	38,764
	Questar Corp.	1,547,452	36,907
	Westar Energy Inc.	1,121,816	35,853
	Atmos Energy Corp.	797,028	32,726
	Great Plains Energy Inc.	1,353,111	30,499
	Cleco Corp.	534,367	24,811
	Vectren Corp.	724,226	24,501
	Piedmont Natural Gas Co. Inc.	666,739	22,496
	Hawaiian Electric Industries Inc.	874,971	22,146
	IDACORP Inc.	442,130	21,116
	Portland General Electric Co.	674,531	20,634
	WGL Holdings Inc.	455,117	19,670
*,^	Dynegy Inc.	864,943	19,504
	Black Hills Corp.	395,741	19,292
	Southwest Gas Corp.	407,809	19,081
	UIL Holdings Corp.	447,789	17,128
	UNS Energy Corp.	370,532	16,574
	South Jersey Industries Inc.	284,476	16,332
	ALLETE Inc.	318,006	15,853
	PNM Resources Inc.	712,727	15,815
	New Jersey Resources Corp.	374,518	15,554
	Avista Corp.	535,760	14,476
	NorthWestern Corp.	335,227	13,376
	El Paso Electric Co.	360,414	12,726
	Laclede Group Inc.	264,118	12,060
	MGE Energy Inc.	207,706	11,374
	Northwest Natural Gas Co.	241,075	10,241
	American States Water Co.	172,889	9,279
	Otter Tail Corp.	324,664	9,220
	Empire District Electric Co.	381,027	8,501
	California Water Service Group	422,364	8,240
	Chesapeake Utilities Corp.	95,676	4,926
	Ormat Technologies Inc.	193,155	4,543
	Unitil Corp.	112,179	3,240
	SJW Corp.	123,213	3,228
	Middlesex Water Co.	154,312	3,074
	Connecticut Water Service Inc.	76,485	2,195
	York Water Co.	96,089	1,829
	Artesian Resources Corp. Class A	78,242	1,743
	Delta Natural Gas Co. Inc.	74,312	1,579
	Genie Energy Ltd. Class B	147,785	1,352
*	Cadiz Inc.	126,538	582
*,^	Pure Cycle Corp.	89,892	502
*	US Geothermal Inc.	514,441	180
*	Synthesis Energy Systems Inc.	145,152	113
*,^	American DG Energy Inc.	49,512	65

			1,085,134
Total Common Stocks (Cost $23,209,851)			29,354,995

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
2,3	Vanguard Market Liquidity Fund	0.127%		438,215,571	438,216

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.110%	8/21/13	2,000	2,000
4,5	Freddie Mac Discount Notes	0.130%	9/16/13	2,450	2,449
4,5	Freddie Mac Discount Notes	0.090%	10/28/13	1,000	999
4,5	Freddie Mac Discount Notes	0.095%	11/18/13	1,400	1,399

					6,847

Total Temporary Cash Investments (Cost $445,064)					445,063
Total Investments (101.2%) (Cost $23,654,915)					29,800,058
Other Assets and Liabilities—Net (-1.2%)[3]					(363,523)
Net Assets (100%)					29,436,535

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $347,318,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $378,240,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,449,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

49

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982_082013

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (2.9%)
	EI du Pont de Nemours & Co.	13,068,467	686,095
	Dow Chemical Co.	17,189,903	552,999
	Praxair Inc.	4,202,037	483,907
	Freeport-McMoRan Copper & Gold Inc.	14,752,818	407,325
	LyondellBasell Industries NV Class A	5,717,432	378,837
	Ecolab Inc.	3,785,899	322,521
	PPG Industries Inc.	1,925,373	281,894
	International Paper Co.	6,321,912	280,124
	Air Products & Chemicals Inc.	2,955,876	270,670
	Mosaic Co.	3,998,119	215,139
	Newmont Mining Corp.	6,997,960	209,589
	Nucor Corp.	4,499,795	194,931
	Eastman Chemical Co.	2,197,059	153,816
	CF Industries Holdings Inc.	842,615	144,508
	Sigma-Aldrich Corp.	1,702,387	136,804
	FMC Corp.	1,945,004	118,762
	Alcoa Inc.	15,115,088	118,200
	Celanese Corp. Class A	2,250,472	100,821
	Ashland Inc.	1,116,161	93,199
	Airgas Inc.	964,514	92,072
	CONSOL Energy Inc.	3,227,765	87,472
	International Flavors & Fragrances Inc.	1,149,952	86,430
*	WR Grace & Co.	1,018,046	85,557
	Albemarle Corp.	1,257,321	78,319
	Rockwood Holdings Inc.	1,115,152	71,403
	Reliance Steel & Aluminum Co.	1,030,487	67,559
	Avery Dennison Corp.	1,408,616	60,232
	RPM International Inc.	1,864,417	59,549
	Peabody Energy Corp.	3,805,138	55,707
	Cytec Industries Inc.	633,322	46,391
	Huntsman Corp.	2,737,590	45,334
	Steel Dynamics Inc.	2,926,491	43,634
	Axiall Corp.	982,881	41,851
	NewMarket Corp.	151,435	39,761
	Compass Minerals International Inc.	465,498	39,349
	Allegheny Technologies Inc.	1,431,257	37,656
	Royal Gold Inc.	872,809	36,728
^	United States Steel Corp.	2,024,771	35,494
^	Cliffs Natural Resources Inc.	2,175,993	35,360
	Cabot Corp.	892,431	33,395
	Domtar Corp.	499,092	33,190
	PolyOne Corp.	1,325,315	32,841
	Carpenter Technology Corp.	706,728	31,852
	Sensient Technologies Corp.	698,875	28,283
*	Chemtura Corp.	1,368,753	27,786
	Westlake Chemical Corp.	280,049	27,000
	Olin Corp.	1,126,519	26,946
	HB Fuller Co.	700,263	26,477
*,^	Polypore International Inc.	654,026	26,357
	Commercial Metals Co.	1,614,497	23,846
	Worthington Industries Inc.	735,005	23,307
	KapStone Paper and Packaging Corp.	552,528	22,201
	Minerals Technologies Inc.	495,326	20,477
	Buckeye Technologies Inc.	551,354	20,422
*	Coeur Mining Inc.	1,441,863	19,177
	Balchem Corp.	410,928	18,389
	Tronox Ltd. Class A	891,798	17,970
*	Stillwater Mining Co.	1,624,744	17,450
*	Alpha Natural Resources Inc.	3,113,695	16,316
	Kaiser Aluminum Corp.	256,384	15,880
*	Clearwater Paper Corp.	323,328	15,216

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Intrepid Potash Inc.	791,314	15,075
	PH Glatfelter Co.	596,490	14,972
	Hecla Mining Co.	4,866,928	14,503
	Innophos Holdings Inc.	304,761	14,376
*	Cloud Peak Energy Inc.	858,609	14,150
*	OM Group Inc.	451,010	13,945
	Stepan Co.	246,468	13,706
*	SunCoke Energy Inc.	975,001	13,670
*	Calgon Carbon Corp.	794,042	13,245
	Innospec Inc.	311,427	12,513
*	Resolute Forest Products Inc.	943,437	12,425
*	RTI International Metals Inc.	417,800	11,577
*,^	Molycorp Inc.	1,847,730	11,456
	Boise Inc.	1,329,433	11,353
	Quaker Chemical Corp.	182,938	11,344
^	Arch Coal Inc.	2,972,360	11,236
	AMCOL International Corp.	353,842	11,213
	A Schulman Inc.	408,402	10,953
	Koppers Holdings Inc.	285,350	10,895
^	US Silica Holdings Inc.	486,882	10,117
	Globe Specialty Metals Inc.	887,994	9,652
*	Kraton Performance Polymers Inc.	450,030	9,541
	Deltic Timber Corp.	159,422	9,218
^	Walter Energy Inc.	873,079	9,080
	Tredegar Corp.	337,202	8,666
*	Ferro Corp.	1,214,529	8,441
	Haynes International Inc.	169,483	8,113
*	LSB Industries Inc.	260,880	7,933
*	Horsehead Holding Corp.	616,937	7,903
*	Allied Nevada Gold Corp.	1,191,700	7,722
	Wausau Paper Corp.	645,007	7,353
	American Vanguard Corp.	310,731	7,280
	Neenah Paper Inc.	222,013	7,053
*	Century Aluminum Co.	724,063	6,719
	Rentech Inc.	3,004,846	6,310
*	Cambrex Corp.	413,554	5,777
*,^	AK Steel Holding Corp.	1,804,886	5,487
	Aceto Corp.	387,771	5,402
	Hawkins Inc.	133,224	5,248
*,^	Zoltek Cos. Inc.	401,187	5,179
^	Kronos Worldwide Inc.	317,441	5,155
*	OMNOVA Solutions Inc.	622,915	4,990
	Zep Inc.	297,108	4,703
	FutureFuel Corp.	273,434	3,875
^	Gold Resource Corp.	435,458	3,793
*	American Pacific Corp.	125,666	3,563
	Olympic Steel Inc.	137,084	3,359
	TMS International Corp. Class A	197,292	2,926
*	Universal Stainless & Alloy Products Inc.	91,471	2,697
	Ampco-Pittsburgh Corp.	123,047	2,310
	KMG Chemicals Inc.	101,220	2,136
*,^	Uni-Pixel Inc.	141,472	2,081
*,^	Paramount Gold and Silver Corp.	1,706,012	2,030
*	Westmoreland Coal Co.	176,350	1,980
	Chase Corp.	87,854	1,964
*	Penford Corp.	139,546	1,869
*	General Moly Inc.	918,905	1,718
	Noranda Aluminum Holding Corp.	460,021	1,486
^	Great Northern Iron Ore Properties	21,094	1,453
*	Midway Gold Corp.	1,361,986	1,284
*	Senomyx Inc.	548,455	1,196
	Hallador Energy Co.	120,018	966
*	Handy & Harman Ltd.	51,780	926
*,^	James River Coal Co.	499,937	910

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*,^	Uranerz Energy Corp.	813,960	895
	Friedman Industries Inc.	75,387	743
*,^	Comstock Mining Inc.	427,261	705
*,^	Golden Minerals Co.	490,029	666
*	Codexis Inc.	253,050	559
*	Metabolix Inc.	386,346	549
*,^	USEC Inc.	1,756,889	515
*	Material Sciences Corp.	48,118	484
*,^	Uranium Resources Inc.	177,955	468
	Synalloy Corp.	28,689	446
*,^	US Antimony Corp.	305,155	339
*	Solitario Exploration & Royalty Corp.	368,557	332
	NL Industries Inc.	27,500	311
*	Northern Technologies International Corp.	26,500	295
*	Verso Paper Corp.	183,061	211
	United-Guardian Inc.	5,985	146
*	Empire Resources Inc.	24,767	123
*	Timberline Resources Corp.	1,500	—
*	Mines Management Inc.	359	—
			7,288,735
Consumer Goods (10.4%)
	Procter & Gamble Co.	38,911,907	2,995,828
	Coca-Cola Co.	56,911,778	2,282,731
	Philip Morris International Inc.	22,059,062	1,910,756
	PepsiCo Inc.	21,955,266	1,795,721
	Altria Group Inc.	28,510,451	997,581
	Ford Motor Co.	54,810,010	847,911
	Colgate-Palmolive Co.	13,255,523	759,409
	Monsanto Co.	7,579,807	748,885
	Mondelez International Inc. Class A	25,333,658	722,769
	NIKE Inc. Class B	10,166,988	647,434
	Kimberly-Clark Corp.	5,465,872	530,955
	Kraft Foods Group Inc.	8,448,370	472,010
	General Mills Inc.	9,158,286	444,452
*	General Motors Co.	11,693,091	389,497
	Johnson Controls Inc.	9,719,020	347,844
	Archer-Daniels-Midland Co.	9,349,056	317,026
	Kellogg Co.	4,181,268	268,563
	VF Corp.	1,249,874	241,301
	Lorillard Inc.	5,390,122	235,441
	Mead Johnson Nutrition Co.	2,873,228	227,646
	Coach Inc.	3,981,028	227,277
	Reynolds American Inc.	4,688,042	226,761
	Delphi Automotive plc	4,454,265	225,787
	Estee Lauder Cos. Inc. Class A	3,393,797	223,210
	Mattel Inc.	4,900,640	222,048
	ConAgra Foods Inc.	5,921,237	206,829
	Hershey Co.	2,082,566	185,931
	Stanley Black & Decker Inc.	2,300,235	177,808
	Harley-Davidson Inc.	3,198,736	175,355
	Genuine Parts Co.	2,083,310	162,644
	Clorox Co.	1,866,899	155,214
	Ralph Lauren Corp. Class A	865,123	150,306
	JM Smucker Co.	1,442,676	148,812
	PVH Corp.	1,148,939	143,675
	Beam Inc.	2,272,879	143,441
*	BorgWarner Inc.	1,650,331	142,176
	Bunge Ltd.	1,980,108	140,132
	Dr Pepper Snapple Group Inc.	2,908,379	133,582
	Coca-Cola Enterprises Inc.	3,700,164	130,098
	Campbell Soup Co.	2,883,550	129,154
	Avon Products Inc.	6,130,110	128,916
	Whirlpool Corp.	1,121,033	128,201
*,^	Green Mountain Coffee Roasters Inc.	1,701,164	127,689

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Monster Beverage Corp.	2,026,893	123,174
	Church & Dwight Co. Inc.	1,970,680	121,611
*	Constellation Brands Inc. Class A	2,181,673	113,709
	McCormick & Co. Inc.	1,614,052	113,565
*,^	Tesla Motors Inc.	998,977	107,320
	Newell Rubbermaid Inc.	4,074,057	106,944
	Tyson Foods Inc. Class A	4,064,770	104,383
*	TRW Automotive Holdings Corp.	1,538,541	102,221
	Brown-Forman Corp. Class B	1,508,328	101,888
*	LKQ Corp.	3,855,955	99,291
	Molson Coors Brewing Co. Class B	2,012,003	96,294
*	PulteGroup Inc.	4,956,736	94,029
*,^	Lululemon Athletica Inc.	1,429,517	93,662
*	Electronic Arts Inc.	4,070,822	93,507
*	Mohawk Industries Inc.	824,151	92,709
	Activision Blizzard Inc.	6,304,737	89,906
	Energizer Holdings Inc.	893,564	89,812
	Polaris Industries Inc.	924,239	87,803
	DR Horton Inc.	4,121,959	87,715
	Lear Corp.	1,314,201	79,457
*	Fossil Group Inc.	719,923	74,375
^	Hasbro Inc.	1,648,086	73,884
	Snap-on Inc.	820,156	73,306
	Lennar Corp. Class A	2,021,352	72,850
	Hormel Foods Corp.	1,873,355	72,274
	Hanesbrands Inc.	1,387,226	71,331
*	Toll Brothers Inc.	2,163,945	70,609
*	Jarden Corp.	1,578,965	69,080
	Ingredion Inc.	1,043,505	68,475
*	Under Armour Inc. Class A	1,123,236	67,068
*	WABCO Holdings Inc.	889,567	66,442
*	Smithfield Foods Inc.	1,974,978	64,681
	Leggett & Platt Inc.	2,007,851	62,424
	Carter's Inc.	800,050	59,260
*	NVR Inc.	64,040	59,045
	Hillshire Brands Co.	1,738,492	57,509
	Flowers Foods Inc.	2,512,987	55,411
	Tupperware Brands Corp.	693,115	53,848
^	Herbalife Ltd.	1,170,989	52,858
*	Goodyear Tire & Rubber Co.	3,445,590	52,683
	Harman International Industries Inc.	953,748	51,693
	Nu Skin Enterprises Inc. Class A	756,682	46,248
*	Visteon Corp.	731,086	46,146
	Gentex Corp.	1,940,766	44,735
*	Middleby Corp.	258,153	43,909
	Dana Holding Corp.	2,091,087	40,274
	Brunswick Corp.	1,258,349	40,204
*	Tenneco Inc.	845,350	38,277
	Wolverine World Wide Inc.	688,423	37,595
*	Fifth & Pacific Cos. Inc.	1,682,180	37,580
*	Tempur Sealy International Inc.	836,939	36,742
*	Hain Celestial Group Inc.	553,355	35,951
	Pool Corp.	658,864	34,531
*	TreeHouse Foods Inc.	507,983	33,293
	Thor Industries Inc.	635,728	31,265
*	Darling International Inc.	1,653,209	30,849
	Scotts Miracle-Gro Co. Class A	604,203	29,189
	Cooper Tire & Rubber Co.	839,995	27,863
*	Steven Madden Ltd.	559,714	27,079
*	Dean Foods Co.	2,612,037	26,173
	Ryland Group Inc.	636,409	25,520
	B&G Foods Inc.	741,439	25,246
*	Deckers Outdoor Corp.	470,824	23,781
	KB Home	1,178,386	23,132

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	HNI Corp.	633,421	22,847
*	Iconix Brand Group Inc.	769,948	22,644
	Lancaster Colony Corp.	289,125	22,549
*	Zynga Inc. Class A	8,068,996	22,432
	Herman Miller Inc.	818,973	22,170
	Schweitzer-Mauduit International Inc.	433,013	21,599
*	Boston Beer Co. Inc. Class A	124,379	21,224
*	Crocs Inc.	1,278,412	21,094
*	Post Holdings Inc.	483,027	21,089
	Snyders-Lance Inc.	728,032	20,683
*	Meritage Homes Corp.	476,661	20,668
*	TiVo Inc.	1,735,717	19,180
	MDC Holdings Inc.	581,389	18,901
	Universal Corp.	326,693	18,899
*	Select Comfort Corp.	751,528	18,833
	Sanderson Farms Inc.	280,830	18,653
*	American Axle & Manufacturing Holdings Inc.	990,826	18,459
	Dorman Products Inc.	404,260	18,446
	Spectrum Brands Holdings Inc.	323,222	18,382
*	Take-Two Interactive Software Inc.	1,133,705	16,972
*	Elizabeth Arden Inc.	372,407	16,784
*	Helen of Troy Ltd.	426,038	16,347
	Steelcase Inc. Class A	1,114,531	16,250
	J&J Snack Foods Corp.	208,165	16,195
*	Tumi Holdings Inc.	674,469	16,187
	Fresh Del Monte Produce Inc.	570,134	15,895
*,^	WhiteWave Foods Co. Class A	975,129	15,846
	Jones Group Inc.	1,132,342	15,570
	Interface Inc. Class A	872,234	14,802
	La-Z-Boy Inc.	727,433	14,745
*	iRobot Corp.	364,073	14,479
	Vector Group Ltd.	889,632	14,430
*	WhiteWave Foods Co. Class B	948,125	14,411
*	Coty Inc. Class A	836,183	14,366
*	Pilgrim's Pride Corp.	901,721	13,472
	Seaboard Corp.	4,969	13,456
	Briggs & Stratton Corp.	662,357	13,115
	Andersons Inc.	246,191	13,095
*	Skechers U.S.A. Inc. Class A	544,167	13,065
	Oxford Industries Inc.	195,007	12,168
	Pinnacle Foods Inc.	499,543	12,064
	Titan International Inc.	714,742	12,058
^	Columbia Sportswear Co.	192,133	12,037
	Drew Industries Inc.	298,018	11,718
*	Standard Pacific Corp.	1,381,337	11,507
*	G-III Apparel Group Ltd.	237,776	11,442
*	Taylor Morrison Home Corp. Class A	466,569	11,375
	WD-40 Co.	206,349	11,242
	True Religion Apparel Inc.	337,082	10,672
*,^	Quiksilver Inc.	1,618,584	10,424
	Ethan Allen Interiors Inc.	361,672	10,416
*	ACCO Brands Corp.	1,575,133	10,018
*	Boulder Brands Inc.	829,034	9,990
*	Dole Food Co. Inc.	743,463	9,479
	Knoll Inc.	665,364	9,455
	Standard Motor Products Inc.	261,394	8,976
	Cal-Maine Foods Inc.	191,800	8,921
	Movado Group Inc.	260,104	8,799
*,^	Hovnanian Enterprises Inc. Class A	1,546,491	8,676
*	Winnebago Industries Inc.	400,064	8,397
^	Tootsie Roll Industries Inc.	261,414	8,308
*,^	RealD Inc.	593,421	8,249
	Arctic Cat Inc.	182,834	8,224
*	LeapFrog Enterprises Inc.	810,704	7,977

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Annie's Inc.	186,637	7,977
*	Blount International Inc.	668,674	7,904
	Lennar Corp. Class B	270,198	7,660
*	Gentherm Inc.	412,248	7,655
*	M/I Homes Inc.	329,632	7,568
	American Greetings Corp. Class A	396,767	7,229
*,^	USANA Health Sciences Inc.	98,546	7,133
*	Modine Manufacturing Co.	651,058	7,083
	Inter Parfums Inc.	237,902	6,785
*	Chiquita Brands International Inc.	615,919	6,726
*	Libbey Inc.	272,410	6,530
	Callaway Golf Co.	969,958	6,382
*,^	Diamond Foods Inc.	302,616	6,279
*,^	Vera Bradley Inc.	275,770	5,973
	Superior Industries International Inc.	345,051	5,938
*,^	Beazer Homes USA Inc.	336,069	5,888
*	Maidenform Brands Inc.	330,022	5,719
*	Universal Electronics Inc.	202,040	5,683
*	DTS Inc.	257,292	5,295
	National Presto Industries Inc.	73,205	5,273
	Coca-Cola Bottling Co. Consolidated	79,368	4,853
*	Medifast Inc.	185,335	4,774
	Nutrisystem Inc.	393,555	4,636
*	Unifi Inc.	221,250	4,573
	Calavo Growers Inc.	166,014	4,514
^	Remy International Inc.	236,503	4,392
*	Cavco Industries Inc.	85,422	4,310
*	Alliance One International Inc.	1,127,662	4,285
*	Stoneridge Inc.	361,858	4,212
*	Revlon Inc. Class A	190,018	4,192
*	Fuel Systems Solutions Inc.	208,065	3,722
*	TRI Pointe Homes Inc.	222,047	3,682
*	Nautilus Inc.	406,459	3,532
	Perry Ellis International Inc.	172,018	3,494
*	Steinway Musical Instruments Inc.	110,851	3,373
*	Federal-Mogul Corp.	328,303	3,352
	JAKKS Pacific Inc.	297,222	3,344
*	Jamba Inc.	206,051	3,076
	John B Sanfilippo & Son Inc.	151,594	3,056
	Nutraceutical International Corp.	147,820	3,021
*	Central Garden and Pet Co. Class A	437,183	3,017
*,^	Lifevantage Corp.	1,296,678	3,008
*	Seneca Foods Corp. Class A	97,588	2,994
	Limoneira Co.	141,975	2,943
	Hooker Furniture Corp.	178,152	2,897
*	Black Diamond Inc.	289,364	2,720
	Nature's Sunshine Products Inc.	160,581	2,625
	National Beverage Corp.	150,278	2,625
	Oil-Dri Corp. of America	93,173	2,559
	Female Health Co.	257,616	2,540
	Strattec Security Corp.	65,085	2,432
*	Omega Protein Corp.	268,025	2,407
	Weyco Group Inc.	95,064	2,396
*,^	Star Scientific Inc.	1,692,740	2,353
	Bassett Furniture Industries Inc.	148,869	2,312
*	Inventure Foods Inc.	272,619	2,279
^	Blyth Inc.	141,026	1,969
*	AT Cross Co. Class A	115,431	1,957
	Orchids Paper Products Co.	73,285	1,924
	Alico Inc.	46,638	1,871
	Cherokee Inc.	145,928	1,865
*,^	Zagg Inc.	346,599	1,854
*	Johnson Outdoors Inc. Class A	69,269	1,725
*	Tower International Inc.	86,387	1,710

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Lifeway Foods Inc.	95,840	1,664
	Flexsteel Industries Inc.	67,252	1,640
	Lifetime Brands Inc.	120,582	1,637
*	Central Garden and Pet Co.	223,966	1,590
	Culp Inc.	88,952	1,547
*	Motorcar Parts of America Inc.	159,681	1,464
	Rocky Brands Inc.	95,177	1,439
*,^	Glu Mobile Inc.	632,424	1,391
*	Joe's Jeans Inc.	832,167	1,365
	Marine Products Corp.	166,467	1,335
*	Farmer Bros Co.	92,919	1,306
	Griffin Land & Nurseries Inc.	45,258	1,291
	RG Barry Corp.	78,474	1,274
*,^	American Apparel Inc.	651,130	1,250
*	Delta Apparel Inc.	84,602	1,193
	Shiloh Industries Inc.	110,112	1,150
*	Skullcandy Inc.	190,795	1,042
*	Stanley Furniture Co. Inc.	227,672	911
*	Charles & Colvard Ltd.	221,308	903
*	Overhill Farms Inc.	180,429	893
*	Dixie Group Inc.	105,574	876
*	LoJack Corp.	277,452	874
*	Craft Brew Alliance Inc.	94,859	782
	Escalade Inc.	99,114	613
	MGP Ingredients Inc.	102,286	610
	LS Starrett Co. Class A	58,996	603
*,^	S&W Seed Co.	66,432	557
	Superior Uniform Group Inc.	49,470	534
*	Kid Brands Inc.	298,606	460
*	Virco Manufacturing Corp.	159,526	373
	Crown Crafts Inc.	60,654	373
*	Furniture Brands International Inc.	87,572	350
*,^	Primo Water Corp.	178,443	325
*	Emerson Radio Corp.	169,085	279
*	Skyline Corp.	69,891	275
	Rocky Mountain Chocolate Factory Inc.	22,592	273
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	450,862	248
*	Mannatech Inc.	21,837	240
	Reliv International Inc.	146,638	187
*,^	Comstock Holding Cos. Inc. Class A	53,775	149
*	Core Molding Technologies Inc.	16,677	149
*	US Auto Parts Network Inc.	128,589	148
*,^	Coffee Holding Co. Inc.	19,448	117
*	Hovnanian Enterprises Inc. Class B	19,300	108
*,^	Clean Diesel Technologies Inc.	64,160	78
*,^	Reed's Inc.	14,694	73
*	Universal Security Instruments Inc.	12,777	67
*	DS Healthcare Group Inc.	32,023	67
*	Forward Industries Inc.	31,564	58
*	Majesco Entertainment Co.	86,213	49
*	Crystal Rock Holdings Inc.	32,920	28
*	Lakeland Industries Inc.	4,701	22
	Koss Corp.	2,848	14
*	Natural Alternatives International Inc.	2,400	11
*	P&F Industries Inc. Class A	1,200	10
*	Ocean Bio-Chem Inc.	2,342	7
*	Summer Infant Inc.	800	2
	Bridgford Foods Corp.	200	1
	Kewaunee Scientific Corp.	100	1
	Golden Enterprises Inc.	100	—
			26,397,651
Consumer Services (13.2%)
	Wal-Mart Stores Inc.	23,260,217	1,732,654
	Home Depot Inc.	20,739,625	1,606,699

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Walt Disney Co.	23,034,339	1,454,618
*	Amazon.com Inc.	5,170,623	1,435,830
	McDonald's Corp.	14,234,490	1,409,214
	Comcast Corp. Class A	32,471,266	1,359,897
	CVS Caremark Corp.	17,383,258	993,975
	News Corp. Class A	27,268,818	888,963
*	eBay Inc.	16,583,683	857,708
	Time Warner Inc.	12,580,541	727,407
	Costco Wholesale Corp.	6,195,684	685,057
	Starbucks Corp.	10,104,768	661,761
	Target Corp.	9,130,968	628,758
	Lowe's Cos. Inc.	15,225,715	622,732
*	priceline.com Inc.	732,303	605,710
	Walgreen Co.	12,120,240	535,715
	TJX Cos. Inc.	9,718,143	486,490
	Time Warner Cable Inc.	4,135,258	465,134
*	DIRECTV	7,540,953	464,674
	Yum! Brands Inc.	6,394,339	443,383
	Viacom Inc. Class B	6,310,048	429,399
	CBS Corp. Class B	8,277,792	404,536
	McKesson Corp.	3,220,661	368,766
	Sysco Corp.	8,434,414	288,120
	Las Vegas Sands Corp.	5,269,415	278,910
	Whole Foods Market Inc.	5,260,776	270,825
	Macy's Inc.	5,453,126	261,750
	Kroger Co.	7,021,831	242,534
	Omnicom Group Inc.	3,693,537	232,213
	Cardinal Health Inc.	4,851,826	229,006
*	Delta Air Lines Inc.	12,168,053	227,664
	Carnival Corp.	6,310,278	216,379
*	Dollar General Corp.	4,187,824	211,192
*	Liberty Global plc Class A	2,850,743	211,183
*	Bed Bath & Beyond Inc.	2,951,350	209,251
*	AutoZone Inc.	486,198	205,997
	Ross Stores Inc.	2,978,750	193,053
	Comcast Corp.	4,797,270	190,308
	AmerisourceBergen Corp. Class A	3,276,781	182,943
	Starwood Hotels & Resorts Worldwide Inc.	2,756,305	174,171
	L Brands Inc.	3,496,288	172,192
*	O'Reilly Automotive Inc.	1,511,584	170,235
	Gap Inc.	3,967,976	165,584
*	Liberty Interactive Corp. Class A	7,117,152	163,766
*	Chipotle Mexican Grill Inc. Class A	440,938	160,656
*	Liberty Media Corp. Class A	1,260,679	159,804
*	Discovery Communications Inc. Class A	2,068,862	159,737
*	Netflix Inc.	755,118	159,398
*	Dollar Tree Inc.	3,040,894	154,599
	Sirius XM Radio Inc.	45,352,427	151,931
	Staples Inc.	9,483,549	150,409
*	United Continental Holdings Inc.	4,735,475	148,173
*	CarMax Inc.	3,209,658	148,158
	Wynn Resorts Ltd.	1,142,872	146,288
*	Liberty Global plc	2,141,008	145,353
	Kohl's Corp.	2,832,995	143,095
*	Hertz Global Holdings Inc.	5,689,382	141,097
	Southwest Airlines Co.	10,340,334	133,287
	Nordstrom Inc.	2,095,016	125,575
	DISH Network Corp. Class A	2,902,419	123,411
*	Charter Communications Inc. Class A	935,353	115,843
	Marriott International Inc. Class A	2,860,271	115,469
	Tiffany & Co.	1,541,372	112,274
	Wyndham Worldwide Corp.	1,952,167	111,723
	Nielsen Holdings NV	3,188,929	107,116
	H&R Block Inc.	3,848,891	106,807

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Best Buy Co. Inc.	3,886,709	106,224
	Tractor Supply Co.	887,715	104,404
	PetSmart Inc.	1,468,313	98,362
*	TripAdvisor Inc.	1,567,886	95,437
	Darden Restaurants Inc.	1,830,804	92,419
	Expedia Inc.	1,477,763	88,887
	Interpublic Group of Cos. Inc.	6,086,531	88,559
*	Discovery Communications Inc.	1,261,979	87,909
	Family Dollar Stores Inc.	1,388,148	86,495
*	Ulta Salon Cosmetics & Fragrance Inc.	852,908	85,427
	Advance Auto Parts Inc.	1,039,597	84,384
*	IHS Inc. Class A	789,524	82,411
	Safeway Inc.	3,395,360	80,334
	Gannett Co. Inc.	3,239,358	79,235
	Signet Jewelers Ltd.	1,140,567	76,908
*	MGM Resorts International	5,192,112	76,739
	Scripps Networks Interactive Inc. Class A	1,127,642	75,281
*	Sally Beauty Holdings Inc.	2,413,174	75,050
	Foot Locker Inc.	2,126,384	74,700
*	Panera Bread Co. Class A	399,354	74,256
	Omnicare Inc.	1,500,594	71,593
	Dick's Sporting Goods Inc.	1,426,035	71,387
	GameStop Corp. Class A	1,605,193	67,466
	Williams-Sonoma Inc.	1,180,482	65,977
	Dunkin' Brands Group Inc.	1,515,237	64,882
*	Urban Outfitters Inc.	1,556,884	62,618
	International Game Technology	3,742,237	62,533
	Royal Caribbean Cruises Ltd.	1,870,159	62,351
^	FactSet Research Systems Inc.	591,261	60,273
	Dun & Bradstreet Corp.	596,834	58,161
	GNC Holdings Inc. Class A	1,264,598	55,908
*	AMC Networks Inc. Class A	812,467	53,143
	Service Corp. International	2,861,315	51,589
*	AutoNation Inc.	1,187,528	51,527
*	Alaska Air Group Inc.	989,360	51,447
	Abercrombie & Fitch Co.	1,131,599	51,205
*	Madison Square Garden Co. Class A	840,341	49,790
*	Lamar Advertising Co. Class A	1,131,912	49,125
*	Copart Inc.	1,591,369	49,014
	Cablevision Systems Corp. Class A	2,829,347	47,590
	Domino's Pizza Inc.	789,750	45,924
*	Penn National Gaming Inc.	832,242	43,992
	American Eagle Outfitters Inc.	2,403,001	43,879
*	Avis Budget Group Inc.	1,513,767	43,521
	Washington Post Co. Class B	87,553	42,356
*	Cabela's Inc.	638,981	41,380
	Cinemark Holdings Inc.	1,454,898	40,621
	Brinker International Inc.	1,028,164	40,540
	Chico's FAS Inc.	2,338,471	39,894
*	Groupon Inc.	4,683,406	39,809
*,^	US Airways Group Inc.	2,279,207	37,425
*	United Natural Foods Inc.	690,828	37,298
	Sotheby's	951,300	36,064
	DSW Inc. Class A	477,972	35,117
*,^	JC Penney Co. Inc.	2,049,058	34,998
*,^	Pandora Media Inc.	1,825,743	33,594
	Casey's General Stores Inc.	539,084	32,431
	Dillard's Inc. Class A	394,488	32,336
*	Starz	1,462,741	32,327
*	Ascena Retail Group Inc.	1,803,312	31,468
	Cracker Barrel Old Country Store Inc.	331,581	31,387
*	Rite Aid Corp.	10,959,202	31,343
*	Live Nation Entertainment Inc.	2,008,549	31,132
	Rent-A-Center Inc.	827,630	31,077

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Six Flags Entertainment Corp.	883,570	31,066
	Harris Teeter Supermarkets Inc.	661,795	31,012
	Vail Resorts Inc.	501,625	30,860
*	VCA Antech Inc.	1,176,898	30,705
	Sinclair Broadcast Group Inc. Class A	1,044,768	30,695
	Cheesecake Factory Inc.	717,325	30,049
*	Bally Technologies Inc.	521,665	29,432
^	Burger King Worldwide Inc.	1,495,318	29,174
*	Life Time Fitness Inc.	581,758	29,152
	Aaron's Inc.	1,008,271	28,242
*	Lumber Liquidators Holdings Inc.	362,366	28,217
*	Shutterfly Inc.	496,967	27,726
*	Spirit Airlines Inc.	869,910	27,637
*	Lions Gate Entertainment Corp.	1,001,245	27,504
	John Wiley & Sons Inc. Class A	674,325	27,034
*	Fresh Market Inc.	543,303	27,013
*	Big Lots Inc.	850,067	26,803
*	CST Brands Inc.	867,502	26,728
	Guess? Inc.	859,584	26,673
*	Hyatt Hotels Corp. Class A	653,444	26,373
	Morningstar Inc.	330,510	25,641
*	Buffalo Wild Wings Inc.	261,137	25,633
	Men's Wearhouse Inc.	675,858	25,581
*	Beacon Roofing Supply Inc.	672,435	25,472
*,^	Sears Holdings Corp.	601,276	25,302
*	ValueClick Inc.	1,018,009	25,124
	Pier 1 Imports Inc.	1,068,131	25,090
*	Apollo Group Inc. Class A	1,411,884	25,019
	KAR Auction Services Inc.	1,072,715	24,533
	HSN Inc.	455,259	24,457
*	DreamWorks Animation SKG Inc. Class A	951,518	24,416
	PriceSmart Inc.	276,797	24,256
	Wendy's Co.	4,145,138	24,166
	Meredith Corp.	505,978	24,135
*	Jack in the Box Inc.	612,102	24,049
	Rollins Inc.	922,957	23,905
*	Express Inc.	1,139,062	23,886
*	Acxiom Corp.	1,043,521	23,667
*	HomeAway Inc.	723,655	23,403
	Allegiant Travel Co. Class A	215,413	22,832
*	Genesco Inc.	340,501	22,810
	DeVry Inc.	730,217	22,651
*	ANN Inc.	679,432	22,557
	Texas Roadhouse Inc. Class A	897,278	22,450
^	Dolby Laboratories Inc. Class A	665,623	22,265
	Regal Entertainment Group Class A	1,210,967	21,676
*	JetBlue Airways Corp.	3,409,962	21,483
	Buckle Inc.	401,865	20,905
	Hillenbrand Inc.	880,438	20,875
*	New York Times Co. Class A	1,873,263	20,718
*	WebMD Health Corp.	701,505	20,603
*	Hibbett Sports Inc.	366,754	20,355
	Monro Muffler Brake Inc.	417,556	20,064
*	Saks Inc.	1,457,334	19,878
	Chemed Corp.	273,192	19,787
*	WMS Industries Inc.	764,548	19,504
	Group 1 Automotive Inc.	302,736	19,475
	Penske Automotive Group Inc.	630,480	19,255
*	Grand Canyon Education Inc.	594,892	19,173
	Bob Evans Farms Inc.	393,920	18,506
	Weight Watchers International Inc.	397,530	18,286
*,^	SUPERVALU Inc.	2,938,441	18,277
	Belo Corp. Class A	1,308,749	18,257
*	Children's Place Retail Stores Inc.	332,723	18,233

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Vitamin Shoppe Inc.	402,312	18,040
*	OpenTable Inc.	273,599	17,497
*	Bloomin' Brands Inc.	699,469	17,403
*	Marriott Vacations Worldwide Corp.	396,393	17,140
	Arbitron Inc.	368,045	17,096
*	Papa John's International Inc.	260,836	17,051
*,^	Five Below Inc.	460,291	16,920
	Lithia Motors Inc. Class A	316,672	16,882
*	Pinnacle Entertainment Inc.	853,399	16,786
*	Orient-Express Hotels Ltd. Class A	1,373,744	16,705
*	Asbury Automotive Group Inc.	409,289	16,412
*	Francesca's Holdings Corp.	582,978	16,201
*	Jos A Bank Clothiers Inc.	391,716	16,186
*	Conn's Inc.	311,971	16,148
	Choice Hotels International Inc.	404,988	16,074
	News Corp. Class B	488,221	16,023
*	Krispy Kreme Doughnuts Inc.	914,462	15,957
*	Aeropostale Inc.	1,143,367	15,778
	Finish Line Inc. Class A	707,775	15,472
	DineEquity Inc.	223,568	15,397
*	Office Depot Inc.	3,962,207	15,334
*	Angie's List Inc.	571,255	15,167
*	Yelp Inc.	419,731	14,594
	Churchill Downs Inc.	184,697	14,563
	Matthews International Corp. Class A	381,898	14,398
*	Restoration Hardware Holdings Inc.	189,818	14,236
	Stewart Enterprises Inc. Class A	1,073,478	14,052
	SeaWorld Entertainment Inc.	397,489	13,952
	Nexstar Broadcasting Group Inc. Class A	391,427	13,880
*	Ascent Capital Group Inc. Class A	177,635	13,868
*	SHFL Entertainment Inc.	779,310	13,802
	Valassis Communications Inc.	547,317	13,459
	National CineMedia Inc.	785,995	13,275
	Regis Corp.	806,502	13,243
*	Norwegian Cruise Line Holdings Ltd.	434,527	13,171
*	BJ's Restaurants Inc.	351,279	13,032
	Brown Shoe Co. Inc.	596,881	12,851
*,^	Clean Energy Fuels Corp.	968,884	12,789
*	Rush Enterprises Inc. Class A	499,975	12,374
^	OfficeMax Inc.	1,201,445	12,291
	Ameristar Casinos Inc.	457,256	12,021
*	AFC Enterprises Inc.	332,818	11,961
*,^	Liquidity Services Inc.	340,706	11,812
	Sonic Automotive Inc. Class A	553,888	11,709
	International Speedway Corp. Class A	368,538	11,598
	AMERCO	69,585	11,266
*	Susser Holdings Corp.	233,391	11,175
	Scholastic Corp.	379,293	11,109
	Interval Leisure Group Inc.	556,547	11,086
	CEC Entertainment Inc.	264,594	10,859
*	comScore Inc.	441,641	10,772
*	Sonic Corp.	731,843	10,656
	Stage Stores Inc.	449,566	10,565
*	Red Robin Gourmet Burgers Inc.	188,508	10,402
*	Multimedia Games Holding Co. Inc.	393,055	10,247
*	K12 Inc.	384,111	10,091
*	Steiner Leisure Ltd.	189,083	9,995
*	Tile Shop Holdings Inc.	337,840	9,784
	Cato Corp. Class A	384,519	9,598
	Core-Mark Holding Co. Inc.	151,058	9,592
	SkyWest Inc.	708,358	9,591
*	Bright Horizons Family Solutions Inc.	274,909	9,542
*	Zumiez Inc.	328,654	9,449
*	American Public Education Inc.	251,612	9,350

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Fiesta Restaurant Group Inc.	262,612	9,031
*	rue21 inc	216,596	9,013
*,^	Boyd Gaming Corp.	790,348	8,931
*	Pep Boys-Manny Moe & Jack	743,876	8,614
^	Strayer Education Inc.	165,373	8,075
*,^	ITT Educational Services Inc.	328,352	8,012
*	Barnes & Noble Inc.	501,302	8,001
*	Bankrate Inc.	555,818	7,982
*	Scientific Games Corp. Class A	704,373	7,924
*	Biglari Holdings Inc.	19,247	7,899
*	Stamps.com Inc.	196,606	7,744
*	Capella Education Co.	183,776	7,654
	Weis Markets Inc.	169,397	7,635
*	Mattress Firm Holding Corp.	187,989	7,576
*	Chuy's Holdings Inc.	195,406	7,492
	Fred's Inc. Class A	483,525	7,490
*	Denny's Corp.	1,324,156	7,442
*	Republic Airways Holdings Inc.	647,553	7,337
*,^	Caesars Entertainment Corp.	523,558	7,173
*	Blue Nile Inc.	179,179	6,769
*	Ruby Tuesday Inc.	731,944	6,756
*	Constant Contact Inc.	416,594	6,695
*	Wet Seal Inc. Class A	1,379,266	6,496
*	EW Scripps Co. Class A	415,576	6,475
	Harte-Hanks Inc.	746,101	6,416
*	Overstock.com Inc.	222,850	6,284
	MDC Partners Inc. Class A	339,219	6,120
	Haverty Furniture Cos. Inc.	262,639	6,043
*	Tuesday Morning Corp.	576,265	5,976
*	LIN TV Corp. Class A	384,896	5,889
	Big 5 Sporting Goods Corp.	267,074	5,862
	Ruth's Hospitality Group Inc.	485,304	5,858
	Spartan Stores Inc.	295,279	5,445
*	Orbitz Worldwide Inc.	665,367	5,343
*,^	Fairway Group Holdings Corp.	220,735	5,335
*	America's Car-Mart Inc.	122,441	5,294
	Stein Mart Inc.	385,820	5,266
	Carriage Services Inc. Class A	307,977	5,220
*	Providence Service Corp.	178,512	5,193
*	Sears Hometown and Outlet Stores Inc.	114,584	5,010
*,^	Titan Machinery Inc.	243,785	4,785
*	Gray Television Inc.	663,340	4,776
	Shoe Carnival Inc.	193,635	4,649
*	Standard Parking Corp.	213,657	4,585
*	Bravo Brio Restaurant Group Inc.	255,515	4,553
*	Journal Communications Inc. Class A	598,089	4,480
	Ingles Markets Inc. Class A	175,503	4,431
	Entravision Communications Corp. Class A	717,498	4,413
*,^	RadioShack Corp.	1,356,205	4,286
*	XO Group Inc.	382,264	4,281
	Destination Maternity Corp.	174,026	4,281
*	Clear Channel Outdoor Holdings Inc. Class A	570,001	4,252
*	Carmike Cinemas Inc.	218,410	4,228
*,^	Hawaiian Holdings Inc.	666,330	4,071
	World Wrestling Entertainment Inc. Class A	390,801	4,029
	Fisher Communications Inc.	96,557	3,967
*,^	Dex Media Inc.	223,905	3,934
*,^	hhgregg Inc.	244,260	3,901
*	Natural Grocers by Vitamin Cottage Inc.	125,829	3,901
	PetMed Express Inc.	306,044	3,856
*	Pantry Inc.	314,287	3,828
	Nash Finch Co.	171,782	3,781
*	Destination XL Group Inc.	595,180	3,773
*	TravelCenters of America LLC	343,725	3,760

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Cumulus Media Inc. Class A	1,107,726	3,755
*	Zale Corp.	404,536	3,681
*	Kirkland's Inc.	209,019	3,606
	Marcus Corp.	276,351	3,515
*,^	Media General Inc. Class A	315,300	3,478
*	QuinStreet Inc.	400,295	3,455
*	MarineMax Inc.	302,102	3,423
	Speedway Motorsports Inc.	194,930	3,392
*	Christopher & Banks Corp.	499,398	3,366
*	Demand Media Inc.	544,444	3,267
*	Del Frisco's Restaurant Group Inc.	150,487	3,222
*	Chefs' Warehouse Inc.	184,332	3,171
*	Bridgepoint Education Inc.	254,715	3,102
*	Famous Dave's Of America Inc.	196,618	3,065
*	Travelzoo Inc.	111,504	3,040
	Town Sports International Holdings Inc.	280,398	3,020
*	Morgans Hotel Group Co.	372,086	2,999
*	Citi Trends Inc.	204,553	2,972
	CSS Industries Inc.	116,325	2,900
^	Bon-Ton Stores Inc.	160,651	2,900
	Saga Communications Inc. Class A	61,269	2,813
*	Body Central Corp.	209,867	2,795
	bebe stores inc	494,471	2,774
	Roundy's Inc.	330,882	2,756
	Schawk Inc. Class A	209,335	2,749
*	Entercom Communications Corp. Class A	288,460	2,723
*	Valuevision Media Inc. Class A	531,410	2,715
*	Avid Technology Inc.	459,684	2,703
*	Vitacost.com Inc.	313,533	2,649
*	Monarch Casino & Resort Inc.	153,094	2,581
*,^	Corinthian Colleges Inc.	1,104,920	2,475
*,^	Digital Generation Inc.	335,215	2,471
*	RealNetworks Inc.	320,582	2,424
*	New York & Co. Inc.	375,723	2,386
	Village Super Market Inc. Class A	71,819	2,376
*	Luby's Inc.	268,864	2,272
*,^	Pacific Sunwear of California Inc.	603,033	2,201
*	Isle of Capri Casinos Inc.	291,949	2,190
*	West Marine Inc.	198,915	2,188
	Mac-Gray Corp.	152,549	2,166
*	Career Education Corp.	740,695	2,148
*	Spark Networks Inc.	244,885	2,069
*	Ignite Restaurant Group Inc.	108,138	2,041
*	1-800-Flowers.com Inc. Class A	322,024	1,993
*	PCM Inc.	205,498	1,973
	Winmark Corp.	30,183	1,958
	Marchex Inc. Class B	321,976	1,938
	AH Belo Corp. Class A	282,231	1,936
	Arden Group Inc.	17,307	1,911
*,^	McClatchy Co. Class A	819,544	1,869
	Courier Corp.	123,393	1,762
*	Daily Journal Corp.	14,678	1,659
*	Tilly's Inc. Class A	101,735	1,628
*	Gordmans Stores Inc.	116,282	1,583
*	Radio One Inc.	678,120	1,573
*	Nathan's Famous Inc.	28,824	1,506
*	Carrols Restaurant Group Inc.	219,657	1,419
*	Geeknet Inc.	100,443	1,392
*	ReachLocal Inc.	113,000	1,385
*	Reading International Inc. Class A	215,894	1,373
*	Lee Enterprises Inc.	612,230	1,249
	Einstein Noah Restaurant Group Inc.	84,347	1,198
*	Gaiam Inc. Class A	266,128	1,187
*	Diversified Restaurant Holdings Inc.	147,300	1,172

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Red Lion Hotels Corp.	188,291	1,150
*	Navarre Corp.	416,222	1,149
*	JTH Holding Inc. Class A	68,036	1,106
*	Cache Inc.	245,468	1,092
*	Build-A-Bear Workshop Inc.	168,197	1,021
	Salem Communications Corp. Class A	127,699	956
*	Martha Stewart Living Omnimedia Class A	390,644	941
^	Collectors Universe	70,491	934
*	Premier Exhibitions Inc.	536,744	934
*	MTR Gaming Group Inc.	277,772	931
*	Rick's Cabaret International Inc.	107,071	924
*	Lakes Entertainment Inc.	260,577	917
*	TechTarget Inc.	194,777	871
*	PDI Inc.	177,317	833
*	Emmis Communications Corp. Class A	389,056	833
*	Century Casinos Inc.	229,611	794
	Trans World Entertainment Corp.	160,912	782
	Frisch's Restaurants Inc.	41,790	780
*	TheStreet Inc.	395,735	736
	Ambassadors Group Inc.	195,913	695
*	Kona Grill Inc.	56,451	662
^	National American University Holdings Inc.	175,287	656
*,^	Coldwater Creek Inc.	256,305	641
*	Autobytel Inc.	121,653	580
	Dover Downs Gaming & Entertainment Inc.	355,462	551
	Dover Motorsports Inc.	236,518	511
*	Education Management Corp.	89,111	501
	Hastings Entertainment Inc.	121,119	497
	Beasley Broadcasting Group Inc. Class A	59,000	494
*	Learning Tree International Inc.	138,784	423
*	Full House Resorts Inc.	147,684	399
*	Cosi Inc.	179,823	396
*,^	Empire Resorts Inc.	130,292	380
*	ALCO Stores Inc.	33,827	374
*	Perfumania Holdings Inc.	64,655	336
*,^	CafePress Inc.	52,841	331
	Gaming Partners International Corp.	41,577	328
*,^	dELiA*s Inc.	299,242	296
*	Books-A-Million Inc.	112,514	292
*,^	Pizza Inn Holdings Inc.	44,305	254
	Canterbury Park Holding Corp.	24,382	239
*	Hollywood Media Corp.	174,057	233
*	Cambium Learning Group Inc.	157,716	203
*	DGSE Cos. Inc.	61,321	182
*	Spanish Broadcasting System Inc.	48,500	164
*	Local Corp.	85,927	144
	Ark Restaurants Corp.	4,704	99
*	Entertainment Gaming Asia Inc.	51,579	95
*	Rainmaker Systems Inc.	232,636	91
*	Sport Chalet Inc. Class A	65,485	86
*	Crumbs Bake Shop Inc.	64,830	77
*	SPAR Group Inc.	16,145	44
*	PokerTek Inc.	31,769	37
	Educational Development Corp.	11,647	36
*	Insignia Systems Inc.	10,923	23
*	Bacterin International Holdings Inc.	48,600	22
	Wayside Technology Group Inc.	1,687	19
*	Universal Travel Group	42,843	5
*	Dover Saddlery Inc.	730	3
*	Sport Chalet Inc. Class B	1,820	2
*	FriendFinder Networks Inc.	6,700	2
*	NTN Buzztime Inc.	2,200	1
*	Nevada Gold & Casinos Inc.	100	—
			33,518,223

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
Financials (18.7%)
	Wells Fargo & Co.	75,191,001	3,103,133
	JPMorgan Chase & Co.	53,661,751	2,832,804
*	Berkshire Hathaway Inc. Class B	23,498,388	2,629,940
	Citigroup Inc.	41,041,077	1,968,740
	Bank of America Corp.	153,054,168	1,968,277
	Visa Inc. Class A	7,353,666	1,343,882
	American Express Co.	15,597,876	1,166,097
	US Bancorp	26,260,673	949,323
*	American International Group Inc.	20,961,427	936,976
	Goldman Sachs Group Inc.	5,858,629	886,118
	Mastercard Inc. Class A	1,493,203	857,845
	Simon Property Group Inc.	4,405,806	695,765
	MetLife Inc.	12,437,961	569,161
	PNC Financial Services Group Inc.	7,524,540	548,689
	Capital One Financial Corp.	8,298,615	521,236
	Prudential Financial Inc.	6,594,955	481,630
	Morgan Stanley	19,477,050	475,824
	Bank of New York Mellon Corp.	16,482,855	462,344
	Travelers Cos. Inc.	5,353,100	427,820
	American Tower Corporation	5,611,474	410,592
	State Street Corp.	6,157,436	401,526
	BlackRock Inc.	1,558,395	400,274
	ACE Ltd.	4,350,987	389,326
	Aflac Inc.	6,634,064	385,572
	CME Group Inc.	4,504,186	342,228
	BB&T Corp.	9,961,050	337,480
	Discover Financial Services	6,969,784	332,041
	Charles Schwab Corp.	15,449,010	327,983
	Allstate Corp.	6,660,565	320,506
	Public Storage	2,072,178	317,727
	Chubb Corp.	3,688,957	312,270
	Marsh & McLennan Cos. Inc.	7,811,508	311,835
	HCP Inc.	6,451,785	293,169
	Ventas Inc.	4,164,914	289,295
	Equity Residential	4,852,626	281,743
	Aon plc	4,173,612	268,572
	Health Care REIT Inc.	3,993,073	267,656
	Franklin Resources Inc.	1,963,916	267,132
	Prologis Inc.	7,080,559	267,079
	T. Rowe Price Group Inc.	3,500,061	256,029
	SunTrust Banks Inc.	7,654,832	241,663
	AvalonBay Communities Inc.	1,742,111	235,028
	Weyerhaeuser Co.	8,180,031	233,049
	Ameriprise Financial Inc.	2,864,155	231,653
	Boston Properties Inc.	2,157,071	227,506
	Fifth Third Bancorp	12,476,790	225,206
	McGraw Hill Financial Inc.	3,895,429	207,198
	Invesco Ltd.	6,316,637	200,869
	Hartford Financial Services Group Inc.	6,478,804	200,325
	Vornado Realty Trust	2,384,100	197,523
	Loews Corp.	4,440,950	197,178
	Progressive Corp.	7,693,634	195,572
	Moody's Corp.	3,162,157	192,670
	Regions Financial Corp.	20,028,145	190,868
	M&T Bank Corp.	1,644,321	183,753
*	IntercontinentalExchange Inc.	1,030,733	183,223
	Host Hotels & Resorts Inc.	10,592,558	178,696
	Northern Trust Corp.	3,060,157	177,183
	Annaly Capital Management Inc.	13,497,110	169,659
	General Growth Properties Inc.	8,243,119	163,791
	Principal Financial Group Inc.	4,161,241	155,838
*	Berkshire Hathaway Inc. Class A	880	148,368
	KeyCorp	13,157,294	145,257

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	NYSE Euronext	3,448,218	142,756
	Lincoln National Corp.	3,849,854	140,404
	Western Union Co.	7,998,616	136,856
*	CIT Group Inc.	2,845,954	132,707
	American Capital Agency Corp.	5,634,077	129,527
	XL Group plc Class A	4,207,647	127,576
*	Affiliated Managers Group Inc.	745,331	122,190
	Macerich Co.	1,948,207	118,782
	Kimco Realty Corp.	5,490,721	117,666
	Realty Income Corp.	2,787,712	116,861
	Leucadia National Corp.	4,373,697	114,678
	SL Green Realty Corp.	1,294,084	114,125
	Unum Group	3,824,910	112,338
^	Digital Realty Trust Inc.	1,825,059	111,329
	Plum Creek Timber Co. Inc.	2,301,219	107,398
	Comerica Inc.	2,670,500	106,366
	Willis Group Holdings plc	2,487,565	101,443
	Cincinnati Financial Corp.	2,189,556	100,501
	Equifax Inc.	1,702,906	100,352
	Rayonier Inc.	1,783,395	98,782
*	Markel Corp.	186,014	98,020
	Federal Realty Investment Trust	921,147	95,505
	Huntington Bancshares Inc.	12,045,513	94,919
*	CBRE Group Inc. Class A	4,001,472	93,474
*	Arch Capital Group Ltd.	1,793,609	92,209
	UDR Inc.	3,539,900	90,232
	Torchmark Corp.	1,338,426	87,185
	Essex Property Trust Inc.	537,845	85,474
	TD Ameritrade Holding Corp.	3,518,094	85,455
*	Alleghany Corp.	218,132	83,612
	Camden Property Trust	1,205,803	83,369
	New York Community Bancorp Inc.	5,925,630	82,959
*	Genworth Financial Inc. Class A	6,959,474	79,408
*	Realogy Holdings Corp.	1,649,743	79,254
	Arthur J Gallagher & Co.	1,787,793	78,109
	Raymond James Financial Inc.	1,785,996	76,762
	Zions Bancorporation	2,604,460	75,217
	Everest Re Group Ltd.	575,857	73,859
	People's United Financial Inc.	4,901,560	73,033
	Fidelity National Financial Inc. Class A	3,053,313	72,699
	Reinsurance Group of America Inc. Class A	1,040,423	71,904
	PartnerRe Ltd.	787,734	71,337
	Duke Realty Corp.	4,544,570	70,850
	Axis Capital Holdings Ltd.	1,525,251	69,826
	Senior Housing Properties Trust	2,655,237	68,850
	First Republic Bank	1,768,940	68,069
*	Ocwen Financial Corp.	1,627,277	67,076
	DDR Corp.	4,024,753	67,012
	Alexandria Real Estate Equities Inc.	999,175	65,666
	Taubman Centers Inc.	869,641	65,354
	Regency Centers Corp.	1,284,782	65,280
	WR Berkley Corp.	1,548,362	63,266
	SEI Investments Co.	2,193,643	62,365
	Liberty Property Trust	1,683,409	62,219
	Extra Space Storage Inc.	1,481,095	62,102
	Apartment Investment & Management Co. Class A	2,048,241	61,529
	HCC Insurance Holdings Inc.	1,424,673	61,418
	Eaton Vance Corp.	1,633,142	61,390
	Hudson City Bancorp Inc.	6,690,598	61,286
	American Campus Communities Inc.	1,472,575	59,875
	Corrections Corp. of America	1,737,114	58,836
	Starwood Property Trust Inc.	2,360,798	58,430
	Assurant Inc.	1,146,824	58,385
	National Retail Properties Inc.	1,692,811	58,233

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	CBOE Holdings Inc.	1,226,242	57,192
*	MSCI Inc. Class A	1,718,133	57,162
	Jones Lang LaSalle Inc.	619,840	56,492
	Kilroy Realty Corp.	1,060,511	56,218
	NASDAQ OMX Group Inc.	1,708,392	56,018
	WP Carey Inc.	823,203	54,471
	East West Bancorp Inc.	1,979,090	54,425
	Assured Guaranty Ltd.	2,459,977	54,267
	BRE Properties Inc.	1,080,962	54,070
*	Howard Hughes Corp.	477,134	53,482
	Legg Mason Inc.	1,722,789	53,424
	Two Harbors Investment Corp.	5,188,649	53,184
	Brown & Brown Inc.	1,640,974	52,905
	BioMed Realty Trust Inc.	2,612,326	52,847
	Lazard Ltd. Class A	1,640,603	52,745
*	SVB Financial Group	631,629	52,627
	American Financial Group Inc.	1,070,496	52,358
*	Signature Bank	627,693	52,111
	RenaissanceRe Holdings Ltd.	599,202	52,005
	Cullen/Frost Bankers Inc.	778,148	51,957
	Hospitality Properties Trust	1,961,047	51,536
*	E*TRADE Financial Corp.	4,047,922	51,247
	Weingarten Realty Investors	1,644,006	50,586
	Waddell & Reed Financial Inc. Class A	1,159,259	50,428
	Omega Healthcare Investors Inc.	1,619,496	50,237
	First Niagara Financial Group Inc.	4,961,436	49,962
	Validus Holdings Ltd.	1,364,887	49,300
	Commerce Bancshares Inc.	1,103,707	48,077
	Home Properties Inc.	730,279	47,738
	Douglas Emmett Inc.	1,898,425	47,366
	CBL & Associates Properties Inc.	2,205,951	47,251
	FirstMerit Corp.	2,326,110	46,592
	Old Republic International Corp.	3,462,111	44,557
	Tanger Factory Outlet Centers	1,319,389	44,147
*	Popular Inc.	1,449,172	43,953
	Equity Lifestyle Properties Inc.	554,311	43,563
	Chimera Investment Corp.	14,447,369	43,342
	ProAssurance Corp.	823,752	42,967
	Allied World Assurance Co. Holdings AG	469,360	42,951
	Protective Life Corp.	1,113,187	42,758
	MFA Financial Inc.	5,025,522	42,466
*	Forest City Enterprises Inc. Class A	2,370,415	42,454
	Piedmont Office Realty Trust Inc. Class A	2,360,128	42,199
	Prosperity Bancshares Inc.	813,600	42,136
*	Liberty Ventures Class A	491,831	41,811
	City National Corp.	657,649	41,675
	Highwoods Properties Inc.	1,148,422	40,895
	Mid-America Apartment Communities Inc.	602,183	40,810
	CNO Financial Group Inc.	3,080,560	39,924
	First Horizon National Corp.	3,481,896	38,997
	CommonWealth REIT	1,681,174	38,869
	Post Properties Inc.	763,701	37,796
	Associated Banc-Corp	2,412,574	37,516
	LPL Financial Holdings Inc.	984,116	37,160
	Retail Properties of America Inc.	2,598,283	37,103
	RLJ Lodging Trust	1,631,088	36,683
*	Portfolio Recovery Associates Inc.	237,635	36,508
^	Federated Investors Inc. Class B	1,312,061	35,964
	Hancock Holding Co.	1,188,103	35,726
	Aspen Insurance Holdings Ltd.	954,038	35,385
	Hatteras Financial Corp.	1,389,523	34,238
	Geo Group Inc.	1,002,572	34,037
	Susquehanna Bancshares Inc.	2,621,535	33,687
	American Realty Capital Properties Inc.	2,181,806	33,294

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	LaSalle Hotel Properties	1,344,612	33,212
	EPR Properties	658,445	33,100
	Webster Financial Corp.	1,276,296	32,775
	Fulton Financial Corp.	2,790,756	32,038
	Healthcare Realty Trust Inc.	1,247,188	31,803
	Bank of Hawaii Corp.	630,233	31,713
	Financial Engines Inc.	694,747	31,674
	Erie Indemnity Co. Class A	395,302	31,502
	First American Financial Corp.	1,425,122	31,410
	Invesco Mortgage Capital Inc.	1,893,574	31,358
	Endurance Specialty Holdings Ltd.	608,603	31,313
	TCF Financial Corp.	2,179,906	30,911
	StanCorp Financial Group Inc.	624,328	30,848
	Hanover Insurance Group Inc.	627,556	30,706
	Synovus Financial Corp.	10,492,409	30,638
	Corporate Office Properties Trust	1,194,546	30,461
	White Mountains Insurance Group Ltd.	52,683	30,290
	Primerica Inc.	805,230	30,148
	Medical Properties Trust Inc.	2,092,529	29,965
*	Stifel Financial Corp.	833,140	29,718
	Brandywine Realty Trust	2,183,685	29,523
	DCT Industrial Trust Inc.	4,039,265	28,881
*	MGIC Investment Corp.	4,743,238	28,791
	UMB Financial Corp.	513,976	28,613
	Sovran Self Storage Inc.	438,764	28,428
	Colonial Properties Trust	1,177,861	28,410
	Washington Federal Inc.	1,488,954	28,111
^	Lexington Realty Trust	2,400,634	28,039
	Mack-Cali Realty Corp.	1,136,408	27,831
	Radian Group Inc.	2,394,888	27,829
	CubeSmart	1,730,774	27,658
*	MBIA Inc.	2,047,733	27,255
*	Sunstone Hotel Investors Inc.	2,233,649	26,982
	CapitalSource Inc.	2,821,299	26,464
	Capitol Federal Financial Inc.	2,142,782	26,013
	Platinum Underwriters Holdings Ltd.	452,089	25,869
	DiamondRock Hospitality Co.	2,742,714	25,562
	NorthStar Realty Finance Corp.	2,772,791	25,232
*	Texas Capital Bancshares Inc.	567,412	25,170
^	Valley National Bancorp	2,652,634	25,120
	Washington REIT	932,680	25,098
	ARMOUR Residential REIT Inc.	5,256,941	24,760
*	ING US Inc.	910,341	24,634
	Ryman Hospitality Properties	631,301	24,627
	MarketAxess Holdings Inc.	525,766	24,580
	FNB Corp.	2,001,398	24,177
	Kemper Corp.	700,511	23,993
	New Residential Investment Corp.	3,556,371	23,970
*	Alexander & Baldwin Inc.	600,012	23,850
	Home Loan Servicing Solutions Ltd.	990,379	23,739
	BankUnited Inc.	911,143	23,699
	Umpqua Holdings Corp.	1,571,476	23,588
^	First Financial Bankshares Inc.	421,811	23,478
	EastGroup Properties Inc.	416,157	23,417
	Sun Communities Inc.	468,619	23,318
	Potlatch Corp.	565,867	22,884
	CYS Investments Inc.	2,449,590	22,561
	Glacier Bancorp Inc.	1,002,509	22,246
	Symetra Financial Corp.	1,391,217	22,246
	Iberiabank Corp.	413,069	22,145
	DuPont Fabros Technology Inc.	913,976	22,073
	Pebblebrook Hotel Trust	850,301	21,980
	Glimcher Realty Trust	1,987,188	21,700
	First Industrial Realty Trust Inc.	1,429,704	21,689

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Altisource Portfolio Solutions SA	229,015	21,546
	Newcastle Investment Corp.	4,079,859	21,338
	Cathay General Bancorp	1,047,559	21,318
	BancorpSouth Inc.	1,191,380	21,087
	Equity One Inc.	925,493	20,944
	RLI Corp.	267,799	20,463
*	St. Joe Co.	968,961	20,397
*	Strategic Hotels & Resorts Inc.	2,296,625	20,348
	EverBank Financial Corp.	1,214,792	20,117
	National Health Investors Inc.	331,734	19,858
	PS Business Parks Inc.	273,507	19,739
	Old National Bancorp	1,422,035	19,667
	PrivateBancorp Inc.	923,625	19,590
	Wintrust Financial Corp.	510,758	19,552
	MB Financial Inc.	728,948	19,536
	Redwood Trust Inc.	1,149,089	19,535
	Government Properties Income Trust	767,819	19,364
	Bank of the Ozarks Inc.	443,780	19,229
*	First Cash Financial Services Inc.	390,505	19,217
	LTC Properties Inc.	484,745	18,929
	Janus Capital Group Inc.	2,213,361	18,836
	Trustmark Corp.	763,663	18,771
	BOK Financial Corp.	292,985	18,766
	Northwest Bancshares Inc.	1,381,963	18,670
^	United Bankshares Inc.	705,484	18,660
*	Virtus Investment Partners Inc.	104,956	18,501
	Cash America International Inc.	405,860	18,450
	Acadia Realty Trust	745,149	18,398
	National Penn Bancshares Inc.	1,782,113	18,106
	Columbia Banking System Inc.	758,012	18,048
	Healthcare Trust of America Inc. Class A	1,581,898	17,765
	Selective Insurance Group Inc.	769,365	17,711
	Colony Financial Inc.	886,237	17,627
	Montpelier Re Holdings Ltd.	702,848	17,578
	Westamerica Bancorporation	383,850	17,538
	PennyMac Mortgage Investment Trust	827,552	17,420
	Greenhill & Co. Inc.	378,383	17,307
*	Western Alliance Bancorp	1,083,378	17,150
	International Bancshares Corp.	757,834	17,112
	Spirit Realty Capital Inc.	963,590	17,075
	Mercury General Corp.	386,862	17,006
	Pennsylvania REIT	890,948	16,821
	Capstead Mortgage Corp.	1,388,624	16,802
	American National Insurance Co.	165,443	16,457
	Argo Group International Holdings Ltd.	387,805	16,439
	Franklin Street Properties Corp.	1,244,764	16,431
	PacWest Bancorp	534,552	16,384
	Cousins Properties Inc.	1,620,609	16,368
	Community Bank System Inc.	526,200	16,233
	Education Realty Trust Inc.	1,584,464	16,209
*	Walter Investment Management Corp.	477,336	16,139
	Home BancShares Inc.	620,930	16,126
	Tower Group International Ltd.	762,904	15,647
*,^	Zillow Inc. Class A	273,698	15,409
*	WisdomTree Investments Inc.	1,317,400	15,242
*,^	Ambac Financial Group Inc.	638,926	15,226
	Investors Bancorp Inc.	714,619	15,064
	American Capital Mortgage Investment Corp.	833,254	14,974
^	Amtrust Financial Services Inc.	418,390	14,937
	Evercore Partners Inc. Class A	379,400	14,903
	BBCN Bancorp Inc.	1,032,574	14,683
*	Hilltop Holdings Inc.	893,954	14,661
	CVB Financial Corp.	1,240,435	14,588
	American Assets Trust Inc.	471,276	14,544

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	TFS Financial Corp.	1,295,711	14,512
*	National Financial Partners Corp.	570,289	14,434
	First Midwest Bancorp Inc.	1,047,150	14,367
	Hersha Hospitality Trust Class A	2,488,873	14,037
	Chesapeake Lodging Trust	671,940	13,970
	First Citizens BancShares Inc. Class A	72,430	13,910
*	Knight Capital Group Inc. Class A	3,814,386	13,694
	Sabra Health Care REIT Inc.	515,706	13,465
	Horace Mann Educators Corp.	551,646	13,449
	Astoria Financial Corp.	1,238,246	13,348
	Hudson Pacific Properties Inc.	618,000	13,151
*	Enstar Group Ltd.	98,611	13,113
	American Equity Investment Life Holding Co.	825,607	12,962
	Inland Real Estate Corp.	1,248,818	12,763
	Ramco-Gershenson Properties Trust	810,987	12,595
	NBT Bancorp Inc.	591,801	12,528
	Sterling Financial Corp.	521,487	12,401
	Retail Opportunity Investments Corp.	885,138	12,303
	National Bank Holdings Corp. Class A	624,521	12,303
	Ashford Hospitality Trust Inc.	1,068,250	12,231
	First Financial Bancorp	817,970	12,188
	Investors Real Estate Trust	1,409,689	12,123
	Provident Financial Services Inc.	757,006	11,946
	Park National Corp.	172,517	11,867
*	Pinnacle Financial Partners Inc.	460,950	11,851
*	iStar Financial Inc.	1,043,795	11,784
*,^	Nationstar Mortgage Holdings Inc.	313,691	11,745
	Kennedy-Wilson Holdings Inc.	705,591	11,741
	OFG Bancorp	637,377	11,543
	STAG Industrial Inc.	577,049	11,512
*	World Acceptance Corp.	131,313	11,416
*	Ezcorp Inc. Class A	676,238	11,415
*,^	Trulia Inc.	365,352	11,359
	SCBT Financial Corp.	223,619	11,268
*,^	Encore Capital Group Inc.	339,491	11,241
	Boston Private Financial Holdings Inc.	1,050,261	11,175
	Anworth Mortgage Asset Corp.	1,984,330	11,112
	Associated Estates Realty Corp.	689,466	11,087
	Select Income REIT	388,794	10,902
	Independent Bank Corp.	314,072	10,836
	Nelnet Inc. Class A	298,049	10,757
	Resource Capital Corp.	1,740,412	10,704
	Employers Holdings Inc.	436,976	10,684
*	Central Pacific Financial Corp.	589,922	10,619
	First Commonwealth Financial Corp.	1,438,652	10,603
	Interactive Brokers Group Inc.	656,302	10,481
*	Greenlight Capital Re Ltd. Class A	425,509	10,438
	WesBanco Inc.	390,827	10,330
	Parkway Properties Inc.	605,444	10,147
	First Potomac Realty Trust	771,857	10,080
	ViewPoint Financial Group Inc.	483,133	10,054
	Chemical Financial Corp.	384,535	9,994
	CapLease Inc.	1,167,167	9,851
	Campus Crest Communities Inc.	843,330	9,732
*	FelCor Lodging Trust Inc.	1,641,378	9,701
	Infinity Property & Casualty Corp.	161,233	9,635
*	Forestar Group Inc.	479,697	9,623
*	First BanCorp	1,356,636	9,605
	Berkshire Hills Bancorp Inc.	342,997	9,522
	BGC Partners Inc. Class A	1,597,971	9,412
*	NetSpend Holdings Inc.	585,792	9,355
	Coresite Realty Corp.	294,064	9,354
^	Cohen & Steers Inc.	274,225	9,318
	Banner Corp.	274,744	9,284

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Safety Insurance Group Inc.	187,844	9,112
*	Artisan Partners Asset Management Inc.	180,492	9,008
*	United Community Banks Inc.	724,998	9,004
*	Navigators Group Inc.	157,282	8,971
	Oritani Financial Corp.	560,838	8,794
*	Credit Acceptance Corp.	83,701	8,793
^	Silver Bay Realty Trust Corp.	518,710	8,590
	Brookline Bancorp Inc.	983,683	8,538
	Maiden Holdings Ltd.	760,941	8,538
	City Holding Co.	218,121	8,496
	AMERISAFE Inc.	261,192	8,460
	Renasant Corp.	345,500	8,409
	Blackstone Mortgage Trust Inc. Class A	339,937	8,396
	Summit Hotel Properties Inc.	878,294	8,300
	Alexander's Inc.	28,060	8,242
	HFF Inc. Class A	460,484	8,183
	S&T Bancorp Inc.	415,733	8,148
	Excel Trust Inc.	621,404	7,960
	SLM Corp.	347,791	7,951
*,^	American Residential Properties Inc.	456,445	7,851
*	DFC Global Corp.	562,292	7,765
*	Hanmi Financial Corp.	437,627	7,733
	Getty Realty Corp.	366,196	7,562
*	Investment Technology Group Inc.	538,605	7,530
	Apollo Commercial Real Estate Finance Inc.	474,062	7,528
	United Fire Group Inc.	302,071	7,500
	Sandy Spring Bancorp Inc.	345,193	7,463
	Saul Centers Inc.	166,986	7,424
	Dynex Capital Inc.	721,324	7,350
*	Piper Jaffray Cos.	231,740	7,325
	Kite Realty Group Trust	1,213,372	7,317
*	Bancorp Inc.	482,661	7,235
	Universal Health Realty Income Trust	165,997	7,159
*	BofI Holding Inc.	155,791	7,138
	RAIT Financial Trust	941,841	7,083
	Apollo Residential Mortgage Inc.	429,178	7,073
	Tompkins Financial Corp.	156,474	7,071
	Community Trust Bancorp Inc.	198,432	7,068
	AG Mortgage Investment Trust Inc.	371,979	6,997
	TrustCo Bank Corp. NY	1,284,023	6,985
	FBL Financial Group Inc. Class A	158,910	6,914
*	Eagle Bancorp Inc.	303,818	6,799
*	Move Inc.	526,386	6,748
	First Merchants Corp.	391,719	6,718
	Flushing Financial Corp.	402,199	6,616
	Union First Market Bankshares Corp.	318,029	6,548
	Stewart Information Services Corp.	249,981	6,547
*	Tejon Ranch Co.	225,704	6,430
*	Green Dot Corp. Class A	320,014	6,384
	Dime Community Bancshares Inc.	414,300	6,347
*	TESARO Inc.	193,419	6,333
	State Bank Financial Corp.	420,102	6,314
*	PICO Holdings Inc.	294,830	6,180
	National Western Life Insurance Co. Class A	32,491	6,168
	Urstadt Biddle Properties Inc. Class A	304,019	6,132
	StellarOne Corp.	311,384	6,119
*	eHealth Inc.	268,424	6,099
*	Capital Bank Financial Corp.	320,023	6,077
*,^	FBR & Co.	238,662	6,029
^	New York Mortgage Trust Inc.	886,255	6,000
*	MoneyGram International Inc.	262,994	5,957
	Cardinal Financial Corp.	405,384	5,935
^	Western Asset Mortgage Capital Corp.	336,450	5,874
	Wilshire Bancorp Inc.	885,368	5,861

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	WSFS Financial Corp.	111,734	5,854
	Lakeland Financial Corp.	210,224	5,834
	FXCM Inc. Class A	354,047	5,810
	Arlington Asset Investment Corp. Class A	215,385	5,759
*	Ameris Bancorp	337,184	5,682
	Southside Bancshares Inc.	235,086	5,614
	Washington Trust Bancorp Inc.	194,882	5,558
	Simmons First National Corp. Class A	209,987	5,479
*	Virginia Commerce Bancorp Inc.	386,108	5,390
	Aviv REIT Inc.	211,984	5,361
	Heartland Financial USA Inc.	194,904	5,358
	Rouse Properties Inc.	268,481	5,268
	Meadowbrook Insurance Group Inc.	655,813	5,266
	Agree Realty Corp.	176,025	5,196
	Monmouth Real Estate Investment Corp. Class A	524,422	5,176
*	Synergy Resources Corp.	704,358	5,156
	TowneBank	348,759	5,134
	Chatham Lodging Trust	297,079	5,104
*,^	Altisource Residential Corp.	304,186	5,077
	Rockville Financial Inc.	387,665	5,071
	Winthrop Realty Trust	416,712	5,013
	Provident New York Bancorp	535,923	5,006
	First Busey Corp.	1,108,864	4,990
*	Walker & Dunlop Inc.	284,399	4,977
	Ares Commercial Real Estate Corp.	386,562	4,952
	Sterling Bancorp	416,755	4,843
*	Safeguard Scientifics Inc.	300,268	4,819
	CyrusOne Inc.	232,233	4,817
*	Beneficial Mutual Bancorp Inc.	563,656	4,735
	Lakeland Bancorp Inc.	453,508	4,730
	First Interstate Bancsystem Inc.	227,914	4,725
	1st Source Corp.	196,055	4,658
	Cedar Realty Trust Inc.	891,352	4,617
	First Financial Holdings Inc.	215,683	4,575
	First Financial Corp.	147,513	4,571
	Terreno Realty Corp.	241,199	4,469
*	NewStar Financial Inc.	331,823	4,420
^	Arrow Financial Corp.	176,925	4,379
	SY Bancorp Inc.	177,342	4,350
*	Flagstar Bancorp Inc.	308,145	4,302
	Univest Corp. of Pennsylvania	222,949	4,252
	OneBeacon Insurance Group Ltd. Class A	288,853	4,183
	CoBiz Financial Inc.	502,289	4,169
*	Performant Financial Corp.	359,124	4,162
	GFI Group Inc.	1,016,228	3,973
	State Auto Financial Corp.	218,109	3,963
	Great Southern Bancorp Inc.	146,542	3,951
	HCI Group Inc.	127,289	3,910
	Trico Bancshares	183,308	3,910
	United Financial Bancorp Inc.	257,567	3,902
	Bryn Mawr Bank Corp.	162,238	3,882
	Bancfirst Corp.	81,959	3,815
	First Community Bancshares Inc.	242,743	3,806
*,^	Blackhawk Network Holdings Inc.	163,300	3,789
*	INTL. FCStone Inc.	215,594	3,762
*,^	Southwest Bancorp Inc.	284,242	3,752
*	HomeTrust Bancshares Inc.	216,922	3,679
	Federal Agricultural Mortgage Corp.	127,375	3,679
*	Metro Bancorp Inc.	182,890	3,663
	Westwood Holdings Group Inc.	85,305	3,661
	Hudson Valley Holding Corp.	213,848	3,631
	Whitestone REIT	229,583	3,618
	First Bancorp	254,461	3,588
	Camden National Corp.	100,511	3,565

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	One Liberty Properties Inc.	162,265	3,563
*	Taylor Capital Group Inc.	209,620	3,541
	Medallion Financial Corp.	253,926	3,532
*	Park Sterling Corp.	591,058	3,493
*	Phoenix Cos. Inc.	80,245	3,451
*	Market Leader Inc.	317,379	3,396
	Northfield Bancorp Inc.	289,172	3,389
	German American Bancorp Inc.	150,281	3,384
*	PennyMac Financial Services Inc. Class A	157,806	3,357
	MainSource Financial Group Inc.	249,923	3,356
	GAMCO Investors Inc.	60,553	3,355
*	Citizens Inc. Class A	559,416	3,345
	First Connecticut Bancorp Inc.	240,077	3,342
	Bank Mutual Corp.	592,063	3,339
	Gladstone Commercial Corp.	175,858	3,278
	Enterprise Financial Services Corp.	204,647	3,266
	National Bankshares Inc.	91,025	3,234
	First of Long Island Corp.	96,962	3,218
	Manning & Napier Inc.	181,090	3,216
	Charter Financial Corp.	317,960	3,205
	Financial Institutions Inc.	173,986	3,203
	Tree.com Inc.	185,165	3,174
	Diamond Hill Investment Group Inc.	37,242	3,167
*	Seacoast Banking Corp. of Florida	1,426,552	3,138
	HomeStreet Inc.	146,123	3,134
	Citizens & Northern Corp.	161,782	3,126
*	American Safety Insurance Holdings Ltd.	107,165	3,102
	Centerstate Banks Inc.	357,403	3,102
	OceanFirst Financial Corp.	198,748	3,091
*	Tristate Capital Holdings Inc.	223,375	3,071
*,^	MPG Office Trust Inc.	976,434	3,066
	National Interstate Corp.	104,658	3,061
	West Bancorporation Inc.	260,443	3,060
	Republic Bancorp Inc.	138,357	3,033
	Arbor Realty Trust Inc.	478,223	3,003
	Consolidated-Tomoka Land Co.	78,100	2,980
*	Cowen Group Inc. Class A	1,022,312	2,965
	Calamos Asset Management Inc. Class A	281,874	2,960
	Marlin Business Services Corp.	129,416	2,948
	Washington Banking Co.	205,813	2,923
	Territorial Bancorp Inc.	128,559	2,907
*	Preferred Bank	173,163	2,854
	1st United Bancorp Inc.	421,046	2,829
	Thomas Properties Group Inc.	533,496	2,828
*	OmniAmerican Bancorp Inc.	128,105	2,822
	Peoples Bancorp Inc.	132,881	2,801
	First Defiance Financial Corp.	123,915	2,794
	Franklin Financial Corp.	154,702	2,786
	Bank of Marin Bancorp	69,581	2,783
	Armada Hoffler Properties Inc.	236,043	2,781
	Oppenheimer Holdings Inc. Class A	145,542	2,771
	Heritage Financial Corp.	189,131	2,771
	CNB Financial Corp.	162,440	2,752
*,^	BBX Capital Corp.	212,582	2,744
*	Global Indemnity plc	115,617	2,723
	Donegal Group Inc. Class A	193,966	2,710
	JAVELIN Mortgage Investment Corp.	190,681	2,687
	Center Bancorp Inc.	209,832	2,663
	Pacific Continental Corp.	224,733	2,652
*	Suffolk Bancorp	160,789	2,627
*	Fidelity Southern Corp.	210,511	2,604
	Baldwin & Lyons Inc.	105,982	2,573
*,^	Hannon Armstrong Sustainable Infrastructure Capital Inc.	211,261	2,510
	Universal Insurance Holdings Inc.	343,284	2,430

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Gramercy Property Trust Inc.	536,062	2,412
*,^	Macatawa Bank Corp.	476,474	2,401
	ESSA Bancorp Inc.	216,836	2,377
*	Ladenburg Thalmann Financial Services Inc.	1,434,112	2,366
*	Pacific Premier Bancorp Inc.	189,279	2,313
	C&F Financial Corp.	41,452	2,310
	First Bancorp Inc.	131,736	2,303
	Kansas City Life Insurance Co.	59,650	2,283
	Home Federal Bancorp Inc.	179,058	2,281
	Guaranty Bancorp	200,842	2,280
	Bridge Bancorp Inc.	100,788	2,268
	American National Bankshares Inc.	96,900	2,252
	Ames National Corp.	98,771	2,248
	EMC Insurance Group Inc.	85,257	2,239
	Horizon Bancorp	108,982	2,224
	Westfield Financial Inc.	317,429	2,222
	Penns Woods Bancorp Inc.	51,698	2,164
*	Xoom Corp.	93,671	2,147
*	Reis Inc.	116,004	2,145
*	SWS Group Inc.	389,620	2,123
	BankFinancial Corp.	249,542	2,121
	MidWestOne Financial Group Inc.	87,724	2,111
*,^	Hemisphere Media Group Inc.	153,914	2,109
*	Heritage Commerce Corp.	296,278	2,074
	First Pactrust Bancorp Inc.	147,152	1,998
*	Bridge Capital Holdings	125,981	1,998
	ESB Financial Corp.	164,341	1,993
*	Sun Bancorp Inc.	583,015	1,976
	Northrim BanCorp Inc.	80,797	1,954
*	AV Homes Inc.	110,040	1,951
	Mercantile Bank Corp.	107,937	1,940
	First Financial Northwest Inc.	187,439	1,933
	Sierra Bancorp	129,354	1,914
	Merchants Bancshares Inc.	64,591	1,910
	Fox Chase Bancorp Inc.	112,291	1,909
	UMH Properties Inc.	182,364	1,873
	MetroCorp Bancshares Inc.	191,450	1,869
	Bank of Kentucky Financial Corp.	65,105	1,852
*	Regional Management Corp.	74,041	1,851
*	Farmers Capital Bank Corp.	83,898	1,820
*	FNB United Corp.	219,784	1,782
*,^	Intervest Bancshares Corp. Class A	265,008	1,770
*	United Community Financial Corp.	377,177	1,754
*	Waterstone Financial Inc.	171,503	1,742
*,^	Yadkin Financial Corp.	123,249	1,730
	Provident Financial Holdings Inc.	106,410	1,690
*,^	CU Bancorp	105,248	1,663
	Eastern Insurance Holdings Inc.	86,642	1,625
	Simplicity Bancorp Inc.	111,966	1,624
	Bar Harbor Bankshares	44,233	1,617
	Resource America Inc. Class A	189,802	1,613
	Peapack Gladstone Financial Corp.	91,379	1,599
*	Independent Bank Group Inc.	51,459	1,564
*,^	First Security Group Inc.	711,872	1,545
*	Capital City Bank Group Inc.	130,834	1,509
^	Ellington Residential Mortgage REIT	82,550	1,474
	First M&F Corp.	92,521	1,463
	Century Bancorp Inc. Class A	41,793	1,463
*	Doral Financial Corp.	1,743,641	1,447
*	Consumer Portfolio Services Inc.	193,450	1,420
	Heritage Financial Group Inc.	95,993	1,416
*	Orrstown Financial Services Inc.	110,799	1,405
*	Home Bancorp Inc.	75,728	1,401
	MidSouth Bancorp Inc.	89,966	1,397

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Pacific Mercantile Bancorp	242,517	1,394
*,^	Hampton Roads Bankshares Inc.	1,079,278	1,392
	SI Financial Group Inc.	123,536	1,365
	JMP Group Inc.	197,690	1,313
*	Hallmark Financial Services Inc.	143,325	1,310
^	Meta Financial Group Inc.	49,733	1,307
	Middleburg Financial Corp.	67,162	1,283
*	First Marblehead Corp.	1,061,933	1,253
	Clifton Savings Bancorp Inc.	105,515	1,250
	Investors Title Co.	17,175	1,218
	CFS Bancorp Inc.	113,215	1,214
	Firstbank Corp.	89,568	1,201
*	North Valley Bancorp	72,009	1,192
	Intersections Inc.	135,760	1,191
*	NewBridge Bancorp	196,144	1,175
*,^	Imperial Holdings Inc.	168,858	1,157
	Cape Bancorp Inc.	120,787	1,147
	Asta Funding Inc.	129,928	1,124
	Urstadt Biddle Properties Inc.	59,230	1,063
	Independence Holding Co.	89,480	1,058
	Hingham Institution for Savings	15,206	1,032
*	Kearny Financial Corp.	98,058	1,029
	MutualFirst Financial Inc.	72,106	1,017
	TF Financial Corp.	41,237	1,016
	Federal Agricultural Mortgage Corp. Class A	38,986	1,003
	Codorus Valley Bancorp Inc.	57,516	994
	Gain Capital Holdings Inc.	154,083	972
	Northeast Bancorp	98,971	957
	PMC Commercial Trust	115,492	949
	Pulaski Financial Corp.	98,263	938
*	Westbury Bancorp Inc.	68,678	938
*	Old Second Bancorp Inc.	166,779	921
	Cheviot Financial Corp.	78,989	895
	Pzena Investment Management Inc. Class A	135,146	881
*	Republic First Bancorp Inc.	308,077	878
*	NASB Financial Inc.	32,639	854
*	Gleacher & Co. Inc.	60,772	844
	ZAIS Financial Corp.	46,246	840
	Alliance Bancorp Inc. of Pennsylvania	58,843	839
	HopFed Bancorp Inc.	76,783	822
*	Meridian Interstate Bancorp Inc.	43,398	817
*	BSB Bancorp Inc.	61,167	804
	Gladstone Land Corp.	46,867	793
*	Roma Financial Corp.	43,295	786
*	ConnectOne Bancorp Inc.	24,947	767
	First Internet Bancorp	36,000	756
*	Maui Land & Pineapple Co. Inc.	185,534	753
*	Eastern Virginia Bankshares Inc.	149,204	746
*	First NBC Bank Holding Co.	30,321	740
	Old Line Bancshares Inc.	55,605	733
^	Life Partners Holdings Inc.	235,977	724
	HF Financial Corp.	53,970	703
	Ameriana Bancorp	68,086	698
	AmREIT Inc.	35,327	683
*	Atlas Financial Holdings Inc.	77,351	665
	MicroFinancial Inc.	82,504	648
*	First South Bancorp Inc.	100,420	638
	QCR Holdings Inc.	41,385	631
*	Fortegra Financial Corp.	91,069	626
*	Riverview Bancorp Inc.	249,239	626
*	First United Corp.	83,717	625
	Access National Corp.	47,278	614
*	First Acceptance Corp.	372,396	611
	Teche Holding Co.	13,723	610

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Gyrodyne Co. of America Inc.	8,423	602
*	Health Insurance Innovations Inc. Class A	56,654	596
*	Independent Bank Corp.	94,202	593
	Federated National Holding Co.	59,858	584
*	Shore Bancshares Inc.	77,871	573
^	Farmers National Banc Corp.	83,478	524
*	Community Bankers Trust Corp.	134,908	488
	Ohio Valley Banc Corp.	22,402	483
	US Global Investors Inc. Class A	227,235	479
*	Heritage Oaks Bancorp	75,959	469
	California First National Bancorp	27,285	450
	Premier Financial Bancorp Inc.	36,718	442
	Hawthorn Bancshares Inc.	36,118	439
*	Security National Financial Corp. Class A	73,635	436
	Ocean Shore Holding Co.	30,594	423
*,^	Arrowhead Research Corp.	211,290	423
	Peoples Federal Bancshares Inc.	22,913	414
	Five Oaks Investment Corp.	31,470	414
	First Business Financial Services Inc.	13,791	413
	AmeriServ Financial Inc.	136,802	375
*	United Security Bancshares	38,662	373
	Unity Bancorp Inc.	52,799	371
	Evans Bancorp Inc.	20,109	353
*	CIFC Corp.	45,872	346
	New Hampshire Thrift Bancshares Inc.	24,130	345
	Norwood Financial Corp.	11,872	344
	Institutional Financial Markets Inc.	122,156	313
	Chicopee Bancorp Inc.	18,500	313
	Monarch Financial Holdings Inc.	28,818	312
*	ZipRealty Inc.	98,905	310
*	Jefferson Bancshares Inc.	54,395	307
	Union Bankshares Inc.	13,595	296
*	Atlanticus Holdings Corp.	81,773	293
	Orchid Island Capital Inc.	25,845	292
*	American Independence Corp.	41,327	287
	United Insurance Holdings Corp.	39,150	274
	Salisbury Bancorp Inc.	10,606	271
	Tower Financial Corp.	18,402	267
	Peoples Bancorp of North Carolina Inc.	20,962	263
	Bank of Commerce Holdings	51,588	260
	United Bancorp Inc.	33,210	236
	SB Financial Group Inc.	30,620	233
	Berkshire Bancorp Inc.	29,304	233
	QC Holdings Inc.	77,554	220
	First Citizens Banc Corp.	30,765	218
	Enterprise Bancorp Inc.	11,054	204
	Community Bank Shares of Indiana Inc.	10,809	203
*	Stratus Properties Inc.	16,722	198
*	BRT Realty Trust	27,420	192
^	Preferred Apartment Communities Inc. Class A	19,940	179
*	Colony Bankcorp Inc.	25,354	174
*	Summit Financial Group Inc.	21,800	171
	Central Valley Community Bancorp	15,512	155
	Auburn National Bancorporation Inc.	6,494	142
*	OBA Financial Services Inc.	7,379	136
*	Vestin Realty Mortgage II Inc.	74,073	121
	Hampden Bancorp Inc.	7,731	115
	Donegal Group Inc. Class B	4,955	105
*	Supertel Hospitality Inc.	105,537	98
	United Bancshares Inc.	8,274	98
	WVS Financial Corp.	8,783	97
*	Transcontinental Realty Investors Inc.	10,999	97
	FS Bancorp Inc.	4,929	89
*	Royal Bancshares of Pennsylvania Inc.	64,104	88

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	First Federal Bancshares of Arkansas Inc.	11,060	87
*	MBT Financial Corp.	23,458	86
*	Malvern Bancorp Inc.	7,190	86
*	Prospect Global Resources Inc.	1,053,632	85
	LNB Bancorp Inc.	9,575	82
*	Severn Bancorp Inc.	17,641	82
	Standard Financial Corp.	4,241	81
	MVC Capital Inc.	6,223	78
*	Guaranty Federal Bancshares Inc.	7,623	78
*	ASB Bancorp Inc.	4,745	78
	Wayne Savings Bancshares Inc.	7,589	74
*	Camco Financial Corp.	22,228	73
	First Capital Inc.	3,611	72
	Glen Burnie Bancorp	5,811	72
	Landmark Bancorp Inc.	3,418	71
*	Prudential Bancorp Inc. of Pennsylvania	6,832	68
	Wolverine Bancorp Inc.	3,419	65
	Greene County Bancorp Inc.	3,061	64
	BCB Bancorp Inc.	5,675	60
*	Hamilton Bancorp Inc.	4,452	59
	Mid Penn Bancorp Inc.	5,281	58
	Oneida Financial Corp.	4,045	54
	Old Point Financial Corp.	3,960	51
	Bank of South Carolina Corp.	3,860	49
	Naugatuck Valley Financial Corp.	6,161	45
*	Carolina Bank Holdings Inc.	3,600	44
*	Atlantic Coast Financial Corp.	8,553	42
*	WashingtonFirst Bankshare Inc.	3,504	39
*	Southern First Bancshares Inc.	3,489	38
	Northeast Community Bancorp Inc.	4,796	30
*	United Security Bancshares	6,931	29
*	Cordia Bancorp Inc.	5,680	24
	Mayflower Bancorp Inc.	1,200	22
*	Jacksonville Bancorp Inc.	38,291	18
	FedFirst Financial Corp.	924	17
*	Vestin Realty Mortgage I Inc.	8,700	15
*	IF Bancorp Inc.	952	14
*	Porter Bancorp Inc.	16,831	14
*	Newport Bancorp Inc.	825	14
*	Colonial Financial Services Inc.	1,000	13
	Elmira Savings Bank	567	12
	First Savings Financial Group Inc.	488	11
*	HMG Courtland Properties	600	11
	Madison County Financial Inc.	481	9
	First Clover Leaf Financial Corp.	1,058	9
	NB&T Financial Group Inc.	402	8
	Sotherly Hotels Inc.	1,719	8
	Eagle Bancorp Montana Inc.	700	7
	Oconee Federal Financial Corp.	300	5
*	American Realty Investors Inc.	800	4
*	OptimumBank Holdings Inc.	1,900	3
*	World Energy Solutions Inc.	700	3
	First Bancshares Inc.	100	1
*	Valley National Bancorp Warrants Exp. 6/30/2015	6,511	1
	DNB Financial Corp.	42	1
*	Louisiana Bancorp Inc.	7	—
*	Anchor Bancorp Inc.	1	—
			47,362,411
Health Care (11.7%)
	Johnson & Johnson	39,878,968	3,424,008
	Pfizer Inc.	94,990,436	2,660,682
	Merck & Co. Inc.	42,871,213	1,991,368
*	Gilead Sciences Inc.	21,656,161	1,109,012
	Amgen Inc.	10,647,682	1,050,500

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Bristol-Myers Squibb Co.	23,320,315	1,042,185
	UnitedHealth Group Inc.	14,507,113	949,926
	AbbVie Inc.	22,485,008	929,530
	Abbott Laboratories	22,132,173	771,970
	Medtronic Inc.	14,425,021	742,456
*	Biogen Idec Inc.	3,370,120	725,250
*	Express Scripts Holding Co.	11,642,010	718,196
	Eli Lilly & Co.	14,434,919	709,043
*	Celgene Corp.	5,922,183	692,362
	Baxter International Inc.	7,730,036	535,460
	Thermo Fisher Scientific Inc.	5,101,413	431,733
	Covidien plc	6,685,393	420,110
	Allergan Inc.	4,370,886	368,203
	WellPoint Inc.	4,268,758	349,355
	Aetna Inc.	5,388,544	342,388
	Cigna Corp.	4,052,620	293,774
*	Intuitive Surgical Inc.	569,762	288,630
	Becton Dickinson and Co.	2,753,811	272,159
	Stryker Corp.	4,034,711	260,965
*	Alexion Pharmaceuticals Inc.	2,766,597	255,191
*	Vertex Pharmaceuticals Inc.	3,146,495	251,311
*	Regeneron Pharmaceuticals Inc.	1,090,423	245,214
*	Actavis Inc.	1,804,971	227,823
^	Zoetis Inc.	7,074,493	218,531
	Humana Inc.	2,245,011	189,434
	St. Jude Medical Inc.	4,027,288	183,765
*	Life Technologies Corp.	2,447,861	181,166
	Zimmer Holdings Inc.	2,401,284	179,952
*	Boston Scientific Corp.	19,173,527	177,739
*	DaVita HealthCare Partners Inc.	1,427,834	172,482
*	Mylan Inc.	5,439,450	168,786
	Perrigo Co.	1,264,926	153,056
*	Forest Laboratories Inc.	3,425,400	140,441
	HCA Holdings Inc.	3,793,802	136,805
	Quest Diagnostics Inc.	2,241,836	135,923
*	Onyx Pharmaceuticals Inc.	1,028,165	135,080
*	Laboratory Corp. of America Holdings	1,327,593	132,892
*	Illumina Inc.	1,759,281	131,665
	CR Bard Inc.	1,143,898	124,319
*	Henry Schein Inc.	1,239,897	118,720
*	Waters Corp.	1,157,143	115,772
*	CareFusion Corp.	3,141,684	115,771
*	BioMarin Pharmaceutical Inc.	1,975,594	110,218
*	Edwards Lifesciences Corp.	1,616,552	108,632
*	Varian Medical Systems Inc.	1,542,156	104,018
^	ResMed Inc.	2,025,395	91,406
*	Hospira Inc.	2,327,093	89,151
	Universal Health Services Inc. Class B	1,281,222	85,791
	DENTSPLY International Inc.	2,016,274	82,587
	Cooper Cos. Inc.	686,128	81,684
*	Hologic Inc.	3,810,210	73,537
*	IDEXX Laboratories Inc.	788,971	70,834
*	Tenet Healthcare Corp.	1,499,408	69,123
*	Pharmacyclics Inc.	827,151	65,734
*	MEDNAX Inc.	707,032	64,750
	Warner Chilcott plc Class A	3,185,863	63,335
*	Endo Health Solutions Inc.	1,620,939	59,634
*	Covance Inc.	781,802	59,526
	Community Health Systems Inc.	1,258,302	58,989
*	Health Management Associates Inc. Class A	3,562,525	56,003
*	Salix Pharmaceuticals Ltd.	830,748	54,954
*	Alkermes plc	1,886,093	54,093
*	Sirona Dental Systems Inc.	800,127	52,712
*	Medivation Inc.	1,013,798	49,879

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Jazz Pharmaceuticals plc	685,644	47,124
*	Seattle Genetics Inc.	1,439,547	45,288
	Teleflex Inc.	577,470	44,748
*	Ariad Pharmaceuticals Inc.	2,557,408	44,729
*	Cubist Pharmaceuticals Inc.	916,089	44,247
	Patterson Cos. Inc.	1,132,438	42,580
*	Isis Pharmaceuticals Inc.	1,522,149	40,900
*	United Therapeutics Corp.	620,790	40,860
*	Team Health Holdings Inc.	956,784	39,295
*	Centene Corp.	725,329	38,051
*,^	Theravance Inc.	974,270	37,539
*,^	Incyte Corp. Ltd.	1,700,020	37,400
*	Brookdale Senior Living Inc. Class A	1,379,019	36,461
*	PAREXEL International Corp.	791,663	36,369
*	Health Net Inc.	1,139,812	36,269
^	Questcor Pharmaceuticals Inc.	758,395	34,477
	Techne Corp.	491,807	33,974
*	HealthSouth Corp.	1,178,250	33,934
*	Align Technology Inc.	915,330	33,904
*	WellCare Health Plans Inc.	607,007	33,719
	West Pharmaceutical Services Inc.	478,686	33,632
	STERIS Corp.	781,323	33,503
*	Cepheid Inc.	932,004	32,080
*	LifePoint Hospitals Inc.	641,104	31,312
*	Bio-Rad Laboratories Inc. Class A	278,640	31,263
*	Myriad Genetics Inc.	1,148,771	30,867
	Owens & Minor Inc.	889,741	30,100
*	Haemonetics Corp.	720,849	29,807
	Hill-Rom Holdings Inc.	863,248	29,074
*	HMS Holdings Corp.	1,217,916	28,377
*	Charles River Laboratories International Inc.	681,580	27,965
*	ViroPharma Inc.	927,758	26,580
*	Alere Inc.	1,078,863	26,432
*	Thoratec Corp.	824,217	25,806
*	Medicines Co.	772,558	23,764
*	Alnylam Pharmaceuticals Inc.	761,169	23,604
*,^	Arena Pharmaceuticals Inc.	3,052,431	23,504
*	Bruker Corp.	1,424,281	23,002
*	Insulet Corp.	730,936	22,959
	Healthcare Services Group Inc.	900,747	22,086
*	Magellan Health Services Inc.	390,529	21,901
*	DexCom Inc.	969,281	21,760
*	Aegerion Pharmaceuticals Inc.	338,464	21,438
*	Prestige Brands Holdings Inc.	707,519	20,617
*	Cyberonics Inc.	387,364	20,127
*	NPS Pharmaceuticals Inc.	1,302,351	19,666
*	ImmunoGen Inc.	1,182,955	19,625
*	HeartWare International Inc.	203,621	19,366
*	Acorda Therapeutics Inc.	568,149	18,743
*	Nektar Therapeutics	1,618,272	18,691
*	Impax Laboratories Inc.	915,863	18,271
*,^	ACADIA Pharmaceuticals Inc.	999,093	18,134
*,^	Vivus Inc.	1,408,744	17,722
*	Neogen Corp.	315,648	17,537
*	Celldex Therapeutics Inc.	1,098,157	17,142
*	Wright Medical Group Inc.	633,503	16,604
	Air Methods Corp.	487,285	16,509
*	Santarus Inc.	779,475	16,408
	Masimo Corp.	765,036	16,219
*	Acadia Healthcare Co. Inc.	484,746	16,031
*	Molina Healthcare Inc.	421,960	15,688
*	Amsurg Corp. Class A	441,143	15,484
*	Quintiles Transnational Holdings Inc.	362,534	15,429
*,^	Sarepta Therapeutics Inc.	397,015	15,106

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
^	PDL BioPharma Inc.	1,949,972	15,054
*	NuVasive Inc.	602,533	14,937
*	Puma Biotechnology Inc.	332,757	14,764
*,^	Opko Health Inc.	2,076,169	14,741
	Abaxis Inc.	306,065	14,541
*	Hanger Inc.	455,185	14,398
*,^	MannKind Corp.	2,205,774	14,338
*	BioScrip Inc.	838,436	13,834
*	Exact Sciences Corp.	986,912	13,728
*	Volcano Corp.	750,924	13,614
*	ArthroCare Corp.	389,853	13,462
*	Akorn Inc.	977,371	13,214
*,^	Globus Medical Inc.	779,384	13,140
*	ICU Medical Inc.	182,215	13,130
*	Ironwood Pharmaceuticals Inc. Class A	1,307,100	13,006
*	Clovis Oncology Inc.	188,414	12,620
*	Emeritus Corp.	541,218	12,545
	Analogic Corp.	170,901	12,447
	CONMED Corp.	398,322	12,444
*	Neurocrine Biosciences Inc.	923,971	12,363
	Meridian Bioscience Inc.	574,320	12,348
*,^	Pacira Pharmaceuticals Inc.	422,341	12,248
*	IPC The Hospitalist Co. Inc.	233,666	12,001
*,^	Exelixis Inc.	2,566,727	11,653
*	NxStage Medical Inc.	805,739	11,506
*	Auxilium Pharmaceuticals Inc.	684,714	11,387
*	Infinity Pharmaceuticals Inc.	672,394	10,926
*	Endologix Inc.	822,483	10,923
	Cantel Medical Corp.	317,988	10,770
*	Quidel Corp.	417,171	10,650
*	Halozyme Therapeutics Inc.	1,338,647	10,629
*	ABIOMED Inc.	492,958	10,628
*	Luminex Corp.	515,208	10,618
*	InterMune Inc.	1,097,638	10,559
*	Spectranetics Corp.	559,054	10,443
*	Integra LifeSciences Holdings Corp.	282,990	10,366
*	Ligand Pharmaceuticals Inc. Class B	269,367	10,080
*,^	Bio-Reference Labs Inc.	347,470	9,990
*	Kindred Healthcare Inc.	730,773	9,595
*	Omnicell Inc.	465,897	9,574
*	Capital Senior Living Corp.	392,688	9,385
*	Achillion Pharmaceuticals Inc.	1,135,099	9,285
	Ensign Group Inc.	259,195	9,129
*	Optimer Pharmaceuticals Inc.	630,388	9,122
*	Momenta Pharmaceuticals Inc.	603,499	9,089
*	Vanguard Health Systems Inc.	430,213	8,923
*,^	Dendreon Corp.	2,150,065	8,858
*,^	Keryx Biopharmaceuticals Inc.	1,116,075	8,337
*	Healthways Inc.	462,635	8,041
*	AVANIR Pharmaceuticals Inc.	1,709,532	7,864
*,^	MiMedx Group Inc.	1,089,875	7,695
*	Synageva BioPharma Corp.	182,845	7,680
*,^	Merrimack Pharmaceuticals Inc.	1,117,805	7,523
*	Triple-S Management Corp. Class B	350,041	7,515
*	Genomic Health Inc.	235,266	7,460
	Select Medical Holdings Corp.	887,771	7,280
*	Orthofix International NV	270,116	7,266
*	Accretive Health Inc.	648,221	7,007
*	Lexicon Pharmaceuticals Inc.	3,226,194	7,001
*	HealthStream Inc.	267,806	6,781
*,^	MAKO Surgical Corp.	562,380	6,777
*	Array BioPharma Inc.	1,491,926	6,773
*,^	Raptor Pharmaceutical Corp.	723,721	6,767
*,^	Sequenom Inc.	1,597,483	6,725

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*,^	Antares Pharma Inc.	1,575,015	6,552
*	Cardiovascular Systems Inc.	307,223	6,513
*	AMAG Pharmaceuticals Inc.	292,713	6,513
*	Tornier NV	359,999	6,300
*	Merit Medical Systems Inc.	558,395	6,226
*	Immunomedics Inc.	1,136,337	6,182
^	Spectrum Pharmaceuticals Inc.	820,813	6,123
*	Cynosure Inc. Class A	234,805	6,100
*	Orexigen Therapeutics Inc.	1,040,169	6,085
*	Corvel Corp.	207,000	6,059
	National Healthcare Corp.	124,848	5,968
*	Natus Medical Inc.	426,272	5,819
*	Emergent Biosolutions Inc.	399,206	5,757
	Invacare Corp.	397,611	5,710
*	Repros Therapeutics Inc.	301,631	5,565
*	Cadence Pharmaceuticals Inc.	815,584	5,562
*	PharMerica Corp.	399,547	5,538
*,^	Sangamo Biosciences Inc.	703,468	5,494
*	Intercept Pharmaceuticals Inc.	118,630	5,319
*,^	Accuray Inc.	925,965	5,315
*	Fluidigm Corp.	292,669	5,110
*	Idenix Pharmaceuticals Inc.	1,409,039	5,087
*	Astex Pharmaceuticals	1,235,249	5,077
*	Staar Surgical Co.	495,381	5,028
*	Amedisys Inc.	429,269	4,988
	Hi-Tech Pharmacal Co. Inc.	150,138	4,985
*,^	Synergy Pharmaceuticals Inc.	1,137,242	4,913
	Atrion Corp.	22,444	4,909
	US Physical Therapy Inc.	174,627	4,827
*	Endocyte Inc.	364,766	4,789
*	NewLink Genetics Corp.	237,514	4,684
*	Dyax Corp.	1,345,583	4,656
	Universal American Corp.	515,426	4,582
*	ChemoCentryx Inc.	323,942	4,581
*	Affymetrix Inc.	1,000,273	4,441
*	Depomed Inc.	765,357	4,294
*	Symmetry Medical Inc.	504,224	4,246
*,^	Insmed Inc.	352,732	4,219
*	SurModics Inc.	207,734	4,157
*	GenMark Diagnostics Inc.	400,948	4,146
*	Sagent Pharmaceuticals Inc.	196,700	4,127
*	LHC Group Inc.	209,910	4,110
*	Rigel Pharmaceuticals Inc.	1,221,119	4,079
*,^	Navidea Biopharmaceuticals Inc.	1,526,491	4,076
*	Albany Molecular Research Inc.	341,357	4,052
*	Gentiva Health Services Inc.	399,777	3,982
*	XOMA Corp.	1,096,132	3,979
*	AngioDynamics Inc.	350,952	3,959
*	Furiex Pharmaceuticals Inc.	116,191	3,959
*	Cerus Corp.	894,074	3,952
*	Anika Therapeutics Inc.	218,181	3,709
*	Novavax Inc.	1,797,078	3,684
*	Curis Inc.	1,142,730	3,645
*	Progenics Pharmaceuticals Inc.	801,809	3,576
*	Trius Therapeutics Inc.	432,122	3,509
*	Vical Inc.	1,101,106	3,446
*	Five Star Quality Care Inc.	609,543	3,420
*	Cytokinetics Inc.	294,139	3,403
*	Chindex International Inc.	208,690	3,385
*	Repligen Corp.	409,388	3,373
*	Vanda Pharmaceuticals Inc.	407,489	3,293
*	Assisted Living Concepts Inc. Class A	272,211	3,256
*,^	Unilife Corp.	1,017,977	3,227
*,^	Chimerix Inc.	131,002	3,176

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Sciclone Pharmaceuticals Inc.	635,938	3,154
*	KYTHERA Biopharmaceuticals Inc.	112,012	3,030
*	Hyperion Therapeutics Inc.	136,738	3,008
*	RTI Biologics Inc.	787,887	2,962
*	Threshold Pharmaceuticals Inc.	563,011	2,961
*	Vascular Solutions Inc.	198,657	2,922
*	XenoPort Inc.	590,146	2,921
*	OraSure Technologies Inc.	746,968	2,898
*	Coronado Biosciences Inc.	326,147	2,805
	CryoLife Inc.	443,435	2,776
*	Lannett Co. Inc.	232,832	2,773
*,^	PhotoMedex Inc.	172,998	2,758
*,^	Synta Pharmaceuticals Corp.	552,383	2,756
*,^	Sunesis Pharmaceuticals Inc.	528,784	2,755
*,^	Stemline Therapeutics Inc.	115,309	2,749
*	GTx Inc.	412,329	2,721
*	Geron Corp.	1,787,383	2,681
*	Dynavax Technologies Corp.	2,375,556	2,613
*	CardioNet Inc.	442,809	2,613
*,^	TearLab Corp.	246,003	2,613
*,^	Ampio Pharmaceuticals Inc.	428,784	2,474
*	Rochester Medical Corp.	167,295	2,464
*,^	Galena Biopharma Inc.	1,098,769	2,439
*	Exactech Inc.	121,035	2,390
*,^	AcelRx Pharmaceuticals Inc.	246,120	2,282
	Utah Medical Products Inc.	41,837	2,272
	Almost Family Inc.	118,193	2,246
*	Derma Sciences Inc.	167,584	2,237
*,^	Osiris Therapeutics Inc.	221,766	2,233
*	AtriCure Inc.	234,158	2,225
*	Alliance HealthCare Services Inc.	140,073	2,191
*	Cempra Inc.	271,959	2,129
*	Anacor Pharmaceuticals Inc.	380,795	2,129
*,^	Peregrine Pharmaceuticals Inc.	1,572,894	2,029
*	Alphatec Holdings Inc.	989,644	2,029
*	Arqule Inc.	849,160	1,970
*,^	ZIOPHARM Oncology Inc.	929,113	1,951
*	Skilled Healthcare Group Inc.	289,646	1,935
*	Pozen Inc.	380,050	1,904
*,^	Inovio Pharmaceuticals Inc.	2,365,337	1,883
*	Targacept Inc.	411,576	1,757
*	OncoGenex Pharmaceutical Inc.	176,975	1,734
*	Rockwell Medical Inc.	474,169	1,712
*	Harvard Bioscience Inc.	360,542	1,705
*	Biolase Inc.	470,927	1,686
*	Cytori Therapeutics Inc.	727,489	1,673
*	Nanosphere Inc.	543,421	1,668
*,^	Accelerate Diagnostics Inc.	204,696	1,662
*	Addus HomeCare Corp.	83,786	1,654
*,^	Omeros Corp.	327,289	1,650
*	Omthera Pharmaceuticals Inc.	121,311	1,613
*	AVEO Pharmaceuticals Inc.	640,556	1,601
*	Cutera Inc.	178,648	1,572
*	Corcept Therapeutics Inc.	907,898	1,571
*	Zogenix Inc.	897,238	1,534
*,^	Chelsea Therapeutics International Ltd.	659,999	1,518
*,^	SIGA Technologies Inc.	525,800	1,493
*,^	Biotime Inc.	376,299	1,490
*	Solta Medical Inc.	649,035	1,480
*	BioDelivery Sciences International Inc.	343,167	1,393
*	Verastem Inc.	99,605	1,383
*	Durect Corp.	1,286,140	1,350
*	Medical Action Industries Inc.	174,024	1,340
*	Pacific Biosciences of California Inc.	525,087	1,323

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Pain Therapeutics Inc.	572,446	1,265
*,^	OvaScience Inc.	91,200	1,252
*,^	Receptos Inc.	62,500	1,243
	Psychemedics Corp.	112,607	1,209
*	Amicus Therapeutics Inc.	495,781	1,155
*,^	Supernus Pharmaceuticals Inc.	177,474	1,141
*	Synergetics USA Inc.	289,440	1,140
*	Northwest Biotherapeutics Inc.	340,693	1,138
*,^	Oncothyreon Inc.	726,614	1,134
*,^	Cell Therapeutics Inc.	1,041,253	1,093
*,^	Apricus Biosciences Inc.	462,817	1,088
*,^	NeoGenomics Inc.	265,204	1,056
*	Agenus Inc.	277,543	1,052
*	Insys Therapeutics Inc.	75,933	1,051
*	Theragenics Corp.	505,923	1,047
*	Sucampo Pharmaceuticals Inc. Class A	158,504	1,043
	Enzon Pharmaceuticals Inc.	517,601	1,035
*	Horizon Pharma Inc.	410,009	1,009
*	Durata Therapeutics Inc.	140,000	1,008
*,^	Biodel Inc.	238,888	999
*	Enzo Biochem Inc.	471,186	980
*,^	ImmunoCellular Therapeutics Ltd.	500,899	972
*	RadNet Inc.	363,013	962
*	Cornerstone Therapeutics Inc.	119,548	956
*,^	Neostem Inc.	1,722,369	956
*	Digirad Corp.	377,221	920
*,^	PharmAthene Inc.	577,742	919
*,^	Neuralstem Inc.	608,302	906
*,^	Hansen Medical Inc.	627,239	903
*,^	Discovery Laboratories Inc.	593,540	902
*	Pernix Therapeutics Holdings	234,810	848
*,^	Cleveland Biolabs Inc.	535,493	846
*	Biospecifics Technologies Corp.	53,486	834
*	Tetraphase Pharmaceuticals Inc.	117,400	825
*	Zeltiq Aesthetics Inc.	128,907	824
*	pSivida Corp.	208,255	806
^	Maxygen Inc.	320,911	796
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	288,011	781
*	Cumberland Pharmaceuticals Inc.	152,070	777
*,^	TrovaGene Inc.	109,568	766
*,^	Cyclacel Pharmaceuticals Inc.	247,785	731
*,^	Cel-Sci Corp.	3,363,021	717
*	MEI Pharma Inc.	97,867	698
*,^	CytRx Corp.	348,404	697
*,^	StemCells Inc.	417,683	689
*	Zalicus Inc.	1,212,350	684
*	Sunshine Heart Inc.	125,576	674
*	LCA-Vision Inc.	221,694	670
*,^	EnteroMedics Inc.	584,526	666
*,^	Alexza Pharmaceuticals Inc.	152,662	663
*,^	BioCryst Pharmaceuticals Inc.	425,176	659
*	Cardica Inc.	567,438	630
*,^	Athersys Inc.	362,895	602
*	NuPathe Inc.	196,651	602
*	Uroplasty Inc.	280,598	581
*,^	Savient Pharmaceuticals Inc.	1,006,733	564
*	Iridex Corp.	94,200	557
*,^	Acura Pharmaceuticals Inc.	290,232	546
*	Imprimis Pharmaceuticals Inc.	63,100	535
*,^	Alimera Sciences Inc.	109,535	535
*	LipoScience Inc.	71,549	500
*	Columbia Laboratories Inc.	757,867	490
*,^	Vermillion Inc.	181,825	485
*	Regulus Therapeutics Inc.	49,142	482

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*,^	MELA Sciences Inc.	517,162	481
*	Baxano Surgical Inc.	200,063	480
*	Bovie Medical Corp.	159,113	469
*	Enanta Pharmaceuticals Inc.	25,380	450
*,^	MediciNova Inc.	170,820	449
*,^	Celsion Corp.	415,693	424
*,^	Mast Therapeutics Inc.	896,254	385
*,^	Delcath Systems Inc.	1,025,257	379
*,^	Anthera Pharmaceuticals Inc. Class A	815,713	378
*	Transcept Pharmaceuticals Inc.	123,149	372
*	Hemispherx Biopharma Inc.	1,666,987	371
*	Entremed Inc.	183,512	371
*	AdCare Health Systems Inc.	75,007	360
*,^	BSD Medical Corp.	257,082	339
*	Echo Therapeutics Inc.	135,621	338
*	Strategic Diagnostics Inc.	365,605	329
*	Oragenics Inc.	101,675	319
*	Palatin Technologies Inc.	504,697	303
*	Galectin Therapeutics Inc.	67,711	288
	Daxor Corp.	37,940	285
*	Vision Sciences Inc.	273,044	279
*	KaloBios Pharmaceuticals Inc.	47,352	268
	Heska Corp.	38,628	266
*,^	Biosante Pharmaceuticals Inc.	253,823	254
*	Medgenics Inc.	64,333	244
	LeMaitre Vascular Inc.	37,364	244
*	Ventrus Biosciences Inc.	92,968	223
*	Hooper Holmes Inc.	591,641	213
*,^	Aastrom Biosciences Inc.	494,308	198
*	ThermoGenesis Corp.	123,286	163
*	CombiMatrix Corp.	45,819	145
*	Novabay Pharmaceuticals Inc.	101,504	140
*	Fonar Corp.	21,091	138
*	Lpath Inc. Class A	24,427	108
	Span-America Medical Systems Inc.	5,126	102
*,^	USMD Holdings Inc.	3,400	101
*	Cardium Therapeutics Inc.	1,424,590	100
*	Misonix Inc.	18,785	96
*	Oculus Innovative Sciences Inc.	35,150	91
*	Kips Bay Medical Inc.	85,600	89
*	BG Medicine Inc.	65,950	88
*	Stereotaxis Inc.	54,377	85
*	ERBA Diagnostics Inc.	61,375	52
*	Bioanalytical Systems Inc.	34,869	50
*	ProPhase Labs Inc.	31,802	49
*	iBio Inc.	100,750	42
*	Chembio Diagnostics Inc.	7,831	39
*	Synthetic Biologics Inc.	18,100	31
*	American Caresource Holdings Inc.	16,457	29
*	DARA Biosciences Inc.	14,200	9
*	IsoRay Inc.	12,200	6
*	Retractable Technologies Inc.	3,865	6
	Myrexis Inc.	34,818	3
*	VirtualScopics Inc.	2,500	1
*	Tranzyme Inc.	1,600	1
*	IGI Laboratories Inc.	424	1
*	InfuSystems Holdings Inc.	300	—
*	Idera Pharmaceuticals Inc.	1	—
			29,531,050
Industrials (12.9%)
	General Electric Co.	146,803,658	3,404,377
	United Technologies Corp.	13,051,737	1,213,028
	Boeing Co.	10,771,345	1,103,417
	3M Co.	9,799,571	1,071,583

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Union Pacific Corp.	6,627,123	1,022,433
	United Parcel Service Inc. Class B	10,288,712	889,768
	Honeywell International Inc.	11,170,297	886,251
	Caterpillar Inc.	9,337,702	770,267
	Accenture plc Class A	9,229,405	664,148
	Emerson Electric Co.	10,224,091	557,622
	Danaher Corp.	8,364,649	529,482
	Lockheed Martin Corp.	4,575,637	496,274
	Automatic Data Processing Inc.	6,887,274	474,258
	Precision Castparts Corp.	2,077,265	469,483
	Deere & Co.	5,515,686	448,150
	Eaton Corp. plc	6,720,805	442,296
	FedEx Corp.	4,278,126	421,738
	Illinois Tool Works Inc.	6,082,933	420,756
	General Dynamics Corp.	4,761,118	372,938
	CSX Corp.	14,502,157	336,305
	Norfolk Southern Corp.	4,478,261	325,346
	Raytheon Co.	4,618,064	305,346
	Cummins Inc.	2,696,782	292,493
	Northrop Grumman Corp.	3,350,155	277,393
	TE Connectivity Ltd.	5,959,376	271,390
	PACCAR Inc.	5,017,157	269,221
	Waste Management Inc.	6,295,527	253,899
*	LinkedIn Corp. Class A	1,301,317	232,025
	Ingersoll-Rand plc	4,035,738	224,064
	Sherwin-Williams Co.	1,243,543	219,610
	Tyco International Ltd.	6,604,095	217,605
	WW Grainger Inc.	838,890	211,551
	Agilent Technologies Inc.	4,912,713	210,068
	Parker Hannifin Corp.	2,117,907	202,048
	Dover Corp.	2,431,662	188,843
	Amphenol Corp. Class A	2,267,027	176,692
	Roper Industries Inc.	1,403,023	174,284
	Fastenal Co.	3,788,035	173,681
	Paychex Inc.	4,637,891	169,376
	Pentair Ltd.	2,914,284	168,125
	Kansas City Southern	1,560,620	165,363
*	Fiserv Inc.	1,889,007	165,118
	Rockwell Automation Inc.	1,978,846	164,521
	Fidelity National Information Services Inc.	3,750,204	160,659
	Xerox Corp.	16,516,534	149,805
	AMETEK Inc.	3,452,449	146,039
	Fluor Corp.	2,314,482	137,272
*	Stericycle Inc.	1,222,477	134,998
	Republic Services Inc. Class A	3,840,167	130,335
*	Verisk Analytics Inc. Class A	2,143,256	127,952
	CH Robinson Worldwide Inc.	2,271,998	127,936
	Rockwell Collins Inc.	1,950,086	123,655
*	Alliance Data Systems Corp.	668,041	120,935
	ADT Corp.	2,954,070	117,720
	Expeditors International of Washington Inc.	2,943,662	111,889
	Flowserve Corp.	2,031,816	109,738
	Pall Corp.	1,580,197	104,973
	TransDigm Group Inc.	667,844	104,698
	L-3 Communications Holdings Inc.	1,205,804	103,386
	Textron Inc.	3,931,463	102,415
	Rock Tenn Co. Class A	1,018,537	101,731
	Masco Corp.	5,035,643	98,145
*	Jacobs Engineering Group Inc.	1,756,885	96,857
*	Trimble Navigation Ltd.	3,620,970	94,181
*	B/E Aerospace Inc.	1,478,428	93,259
	JB Hunt Transport Services Inc.	1,259,921	91,017
	Fortune Brands Home & Security Inc.	2,336,658	90,522
	Vulcan Materials Co.	1,835,334	88,849

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Ball Corp.	2,099,804	87,226
*	Mettler-Toledo International Inc.	431,606	86,839
	MeadWestvaco Corp.	2,491,822	84,996
*	Crown Holdings Inc.	2,031,480	83,555
*	Quanta Services Inc.	2,992,125	79,172
	Towers Watson & Co. Class A	926,433	75,912
*	FleetCor Technologies Inc.	925,571	75,249
	Valspar Corp.	1,149,828	74,359
	Donaldson Co. Inc.	2,069,960	73,815
	Joy Global Inc.	1,499,276	72,760
	Hubbell Inc. Class B	725,953	71,869
	Xylem Inc.	2,615,651	70,466
	Wabtec Corp.	1,289,599	68,903
*	Flextronics International Ltd.	8,893,714	68,837
	Timken Co.	1,215,317	68,398
	KBR Inc.	2,089,904	67,922
	Waste Connections Inc.	1,644,412	67,651
	Packaging Corp. of America	1,381,372	67,632
	Cintas Corp.	1,480,385	67,417
	Lincoln Electric Holdings Inc.	1,169,832	66,996
*	United Rentals Inc.	1,327,366	66,249
*	Avnet Inc.	1,960,469	65,872
	AGCO Corp.	1,311,248	65,812
	Sealed Air Corp.	2,745,231	65,748
	MDU Resources Group Inc.	2,524,989	65,422
*	Owens-Illinois Inc.	2,316,951	64,388
	Iron Mountain Inc.	2,413,943	64,235
*	Colfax Corp.	1,221,554	63,655
	Martin Marietta Materials Inc.	645,931	63,573
*	Owens Corning	1,605,102	62,727
	IDEX Corp.	1,163,385	62,602
	Robert Half International Inc.	1,882,754	62,564
	Manpowergroup Inc.	1,104,769	60,541
*	Sensata Technologies Holding NV	1,729,181	60,348
*	Arrow Electronics Inc.	1,509,278	60,145
	Total System Services Inc.	2,392,458	58,567
	Triumph Group Inc.	732,941	58,012
*	Kirby Corp.	718,758	57,170
	FLIR Systems Inc.	2,110,405	56,918
	Bemis Co. Inc.	1,453,951	56,908
	Carlisle Cos. Inc.	893,743	55,689
	Jack Henry & Associates Inc.	1,153,007	54,341
	Nordson Corp.	781,876	54,192
	Graco Inc.	856,439	54,136
	Jabil Circuit Inc.	2,598,429	52,956
*	Genesee & Wyoming Inc. Class A	622,530	52,815
	MSC Industrial Direct Co. Inc. Class A	680,769	52,732
	PerkinElmer Inc.	1,619,497	52,634
	Gardner Denver Inc.	691,397	51,979
	Aptargroup Inc.	934,874	51,614
	Global Payments Inc.	1,109,286	51,382
	URS Corp.	1,081,082	51,049
*	CoStar Group Inc.	381,047	49,182
	Sonoco Products Co.	1,420,635	49,111
	Babcock & Wilcox Co.	1,613,860	48,464
	Valmont Industries Inc.	337,997	48,364
*	Hexcel Corp.	1,417,301	48,259
*	Oshkosh Corp.	1,232,398	46,794
	Broadridge Financial Solutions Inc.	1,734,248	46,096
	SPX Corp.	637,247	45,869
	Acuity Brands Inc.	601,604	45,433
*	AECOM Technology Corp.	1,410,745	44,848
	Ryder System Inc.	728,532	44,287
*	NeuStar Inc. Class A	901,456	43,883

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Kennametal Inc.	1,123,512	43,626
	Trinity Industries Inc.	1,110,385	42,683
*	WESCO International Inc.	616,579	41,903
*	WEX Inc.	545,084	41,808
	Lennox International Inc.	638,515	41,210
	Crane Co.	682,288	40,883
	Genpact Ltd.	2,114,282	40,679
	World Fuel Services Corp.	1,013,277	40,511
	AO Smith Corp.	1,110,707	40,296
*	Clean Harbors Inc.	792,360	40,038
	Eagle Materials Inc.	599,757	39,746
	FEI Co.	541,911	39,554
*	Terex Corp.	1,499,463	39,436
	Huntington Ingalls Industries Inc.	697,725	39,408
	National Instruments Corp.	1,388,556	38,796
	Regal-Beloit Corp.	598,026	38,776
	Lender Processing Services Inc.	1,192,061	38,563
*	Teledyne Technologies Inc.	495,422	38,321
	ITT Corp.	1,297,916	38,172
	EMCOR Group Inc.	934,056	37,969
*	Old Dominion Freight Line Inc.	908,195	37,799
	Alliant Techsystems Inc.	458,389	37,739
	Toro Co.	824,593	37,445
	Macquarie Infrastructure Co. LLC	697,132	37,262
	EnerSys Inc.	756,715	37,109
	CLARCOR Inc.	704,074	36,760
	Exelis Inc.	2,633,648	36,318
*	Spirit Aerosystems Holdings Inc. Class A	1,679,640	36,079
	MAXIMUS Inc.	478,381	35,630
^	RR Donnelley & Sons Co.	2,530,099	35,447
	Woodward Inc.	864,730	34,589
	Landstar System Inc.	653,205	33,640
	Manitowoc Co. Inc.	1,874,286	33,568
	Covanta Holding Corp.	1,663,526	33,304
*	Vantiv Inc. Class A	1,190,893	32,869
*	Foster Wheeler AG	1,500,055	32,566
	Actuant Corp. Class A	971,230	32,021
	Watsco Inc.	376,418	31,604
*	Esterline Technologies Corp.	433,826	31,361
	GATX Corp.	657,749	31,197
*	Zebra Technologies Corp.	717,263	31,158
	Belden Inc.	621,357	31,024
	Con-way Inc.	786,325	30,635
	Generac Holdings Inc.	825,984	30,570
*	CoreLogic Inc.	1,307,465	30,294
	Molex Inc. Class A	1,207,791	30,026
*	Moog Inc. Class A	581,249	29,952
	Corporate Executive Board Co.	473,136	29,912
*	Anixter International Inc.	392,461	29,752
*	USG Corp.	1,287,396	29,675
	Silgan Holdings Inc.	626,540	29,422
	Air Lease Corp. Class A	1,051,517	29,011
*	Louisiana-Pacific Corp.	1,941,901	28,721
*	MasTec Inc.	864,686	28,448
^	IPG Photonics Corp.	468,030	28,423
*	DigitalGlobe Inc.	883,514	27,398
*	Advisory Board Co.	487,851	26,661
*	Vishay Intertechnology Inc.	1,905,380	26,466
	Harsco Corp.	1,130,850	26,224
	Cognex Corp.	571,312	25,835
	Applied Industrial Technologies Inc.	530,253	25,627
	Deluxe Corp.	715,913	24,806
	Littelfuse Inc.	330,961	24,693
*,^	Coinstar Inc.	413,280	24,247

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	UTi Worldwide Inc.	1,467,608	24,172
	TAL International Group Inc.	550,385	23,980
	Convergys Corp.	1,344,666	23,438
*	Itron Inc.	549,313	23,307
*	Graphic Packaging Holding Co.	2,946,588	22,807
	Greif Inc. Class A	427,033	22,492
	Molex Inc.	759,318	22,278
	Curtiss-Wright Corp.	589,292	21,839
*	Navistar International Corp.	779,258	21,632
	General Cable Corp.	703,417	21,630
*,^	VistaPrint NV	428,036	21,132
*	Euronet Worldwide Inc.	660,776	21,052
*	Tetra Tech Inc.	894,089	21,020
*	MWI Veterinary Supply Inc.	170,045	20,956
	Brady Corp. Class A	679,389	20,878
	Mine Safety Appliances Co.	440,759	20,517
	Mueller Industries Inc.	399,016	20,122
	Heartland Payment Systems Inc.	538,720	20,067
*	Swift Transportation Co.	1,209,522	20,006
*	Veeco Instruments Inc.	552,950	19,586
	Barnes Group Inc.	645,915	19,371
*,^	Texas Industries Inc.	296,392	19,307
*	FTI Consulting Inc.	583,929	19,205
	UniFirst Corp.	209,767	19,141
	HEICO Corp. Class A	513,717	18,961
*	Hub Group Inc. Class A	520,390	18,953
	Franklin Electric Co. Inc.	561,869	18,907
*	Mobile Mini Inc.	566,356	18,775
	ABM Industries Inc.	761,894	18,674
	Coherent Inc.	337,038	18,561
*	Trimas Corp.	492,449	18,359
	United Stationers Inc.	540,394	18,130
*	Armstrong World Industries Inc.	373,770	17,862
	Watts Water Technologies Inc. Class A	386,659	17,531
*	Cardtronics Inc.	632,426	17,455
*	Berry Plastics Group Inc.	790,540	17,447
	Brink's Co.	671,420	17,128
*	OSI Systems Inc.	265,586	17,109
	Simpson Manufacturing Co. Inc.	580,072	17,066
*	On Assignment Inc.	619,532	16,554
*,^	Universal Display Corp.	587,770	16,522
*	RBC Bearings Inc.	316,664	16,451
*	Sanmina Corp.	1,139,258	16,348
*	Proto Labs Inc.	250,622	16,283
*	Atlas Air Worldwide Holdings Inc.	371,921	16,275
*	PHH Corp.	794,418	16,190
*	Benchmark Electronics Inc.	781,982	15,718
	Forward Air Corp.	410,048	15,697
	Aircastle Ltd.	975,319	15,595
	Acacia Research Corp.	697,026	15,579
	Granite Construction Inc.	513,905	15,294
	Mueller Water Products Inc. Class A	2,187,625	15,117
	Matson Inc.	593,997	14,850
*	Huron Consulting Group Inc.	320,956	14,841
	Werner Enterprises Inc.	611,394	14,777
*	EnPro Industries Inc.	288,777	14,658
*	Orbital Sciences Corp.	839,216	14,577
*	Plexus Corp.	487,477	14,571
	Raven Industries Inc.	485,391	14,552
	Knight Transportation Inc.	841,064	14,147
	Otter Tail Corp.	494,595	14,047
	Cubic Corp.	285,837	13,749
	AZZ Inc.	352,703	13,600
	Lindsay Corp.	176,274	13,217

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Albany International Corp.	398,153	13,131
*	ExlService Holdings Inc.	440,103	13,009
^	Sturm Ruger & Co. Inc.	266,882	12,821
	G&K Services Inc. Class A	267,380	12,727
*	Korn/Ferry International	674,865	12,647
	Kaman Corp.	365,527	12,633
	MTS Systems Corp.	219,672	12,433
	Kaydon Corp.	450,033	12,398
*	Aegion Corp. Class A	547,358	12,321
	AAR Corp.	552,618	12,147
	CIRCOR International Inc.	238,572	12,134
	Tennant Co.	251,349	12,133
	ESCO Technologies Inc.	374,124	12,114
*	II-VI Inc.	741,745	12,061
*	TrueBlue Inc.	570,169	12,002
*,^	GrafTech International Ltd.	1,640,581	11,943
*,^	SunPower Corp. Class A	571,453	11,829
*,^	GenCorp Inc.	721,175	11,726
	Allison Transmission Holdings Inc.	506,074	11,680
*	WageWorks Inc.	333,041	11,473
	McGrath RentCorp	331,423	11,321
	Textainer Group Holdings Ltd.	291,031	11,187
*	Wesco Aircraft Holdings Inc.	594,055	11,032
*	Rogers Corp.	232,041	10,980
*	Greatbatch Inc.	331,383	10,866
	Exponent Inc.	181,615	10,735
*	Imperva Inc.	235,897	10,625
*	Trex Co. Inc.	218,132	10,359
	Universal Forest Products Inc.	259,246	10,349
	Altra Holdings Inc.	376,872	10,319
*	Power-One Inc.	1,625,233	10,271
	Booz Allen Hamilton Holding Corp.	580,720	10,093
*	Saia Inc.	334,825	10,035
*	Team Inc.	264,943	10,028
	Heartland Express Inc.	713,764	9,900
	Insperity Inc.	326,129	9,882
*	Rofin-Sinar Technologies Inc.	391,901	9,774
*	Wabash National Corp.	952,958	9,701
*	Meritor Inc.	1,352,838	9,538
	Apogee Enterprises Inc.	394,570	9,470
*	Measurement Specialties Inc.	201,938	9,396
*	LifeLock Inc.	802,250	9,394
	Standex International Corp.	176,830	9,328
*	Rexnord Corp.	551,772	9,297
	Primoris Services Corp.	468,081	9,231
*	AMN Healthcare Services Inc.	640,266	9,169
	Astec Industries Inc.	266,024	9,122
*	DXP Enterprises Inc.	136,621	9,099
*	Smith & Wesson Holding Corp.	911,560	9,097
*	ExamWorks Group Inc.	428,367	9,094
	Sun Hydraulics Corp.	290,060	9,073
*	Tutor Perini Corp.	496,752	8,986
*	Greenbrier Cos. Inc.	362,113	8,825
	Encore Wire Corp.	258,616	8,819
	H&E Equipment Services Inc.	415,881	8,763
*	Headwaters Inc.	990,724	8,758
	ManTech International Corp.Class A	331,632	8,662
	Methode Electronics Inc.	508,184	8,644
	Quanex Building Products Corp.	509,522	8,580
*	Navigant Consulting Inc.	712,728	8,553
*	Sykes Enterprises Inc.	541,132	8,528
	AAON Inc.	256,026	8,469
	AVX Corp.	716,367	8,417
*	ICF International Inc.	266,680	8,403

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	John Bean Technologies Corp.	397,540	8,352
	Quad/Graphics Inc.	346,329	8,347
	Badger Meter Inc.	186,559	8,311
*	TeleTech Holdings Inc.	343,034	8,037
*	FARO Technologies Inc.	236,437	7,996
	Griffon Corp.	710,056	7,988
*	Monster Worldwide Inc.	1,612,266	7,916
*	Roadrunner Transportation Systems Inc.	281,783	7,845
	Schnitzer Steel Industries Inc.	335,471	7,843
	Materion Corp.	284,899	7,718
	Arkansas Best Corp.	334,334	7,673
	Comfort Systems USA Inc.	508,199	7,582
*	Thermon Group Holdings Inc.	370,881	7,566
*	Checkpoint Systems Inc.	524,831	7,447
*	Federal Signal Corp.	851,021	7,446
*	EVERTEC Inc.	336,961	7,403
*	Nortek Inc.	113,547	7,316
*	Newport Corp.	524,298	7,303
	Gorman-Rupp Co.	228,477	7,275
	US Ecology Inc.	263,569	7,232
*	Era Group Inc.	271,017	7,087
	Hyster-Yale Materials Handling Inc.	112,208	7,046
	Resources Connection Inc.	604,877	7,017
*	ServiceSource International Inc.	744,393	6,938
	Kelly Services Inc. Class A	389,910	6,812
	Viad Corp.	276,693	6,785
	Myers Industries Inc.	451,291	6,774
*	Powell Industries Inc.	129,551	6,691
*	Fabrinet	476,082	6,665
	American Science & Engineering Inc.	115,773	6,483
	Park Electrochemical Corp.	269,225	6,464
	Landauer Inc.	132,712	6,411
*,^	Engility Holdings Inc.	223,549	6,353
	Cass Information Systems Inc.	136,587	6,297
*	GP Strategies Corp.	259,362	6,178
	Ennis Inc.	353,798	6,117
*,^	Nuverra Environmental Solutions Inc.	2,104,518	6,103
*	TTM Technologies Inc.	726,517	6,103
	CTS Corp.	447,369	6,102
*	Taser International Inc.	715,376	6,095
*	InnerWorkings Inc.	558,761	6,063
	Kforce Inc.	414,472	6,051
*	Gibraltar Industries Inc.	414,721	6,038
*	RPX Corp.	356,319	5,986
	Great Lakes Dredge & Dock Corp.	762,649	5,964
*	Global Cash Access Holdings Inc.	942,036	5,897
	Black Box Corp.	230,662	5,840
*	Dice Holdings Inc.	633,039	5,830
	LB Foster Co. Class A	134,910	5,824
*,^	Bazaarvoice Inc.	616,307	5,806
*	Consolidated Graphics Inc.	121,423	5,708
	Celadon Group Inc.	312,632	5,706
*	MYR Group Inc.	290,163	5,644
	HEICO Corp.	110,477	5,565
*	CAI International Inc.	234,949	5,538
	Daktronics Inc.	534,121	5,480
	Barrett Business Services Inc.	104,726	5,468
*	American Woodmark Corp.	156,123	5,417
*	Columbus McKinnon Corp.	253,596	5,407
	Marten Transport Ltd.	337,077	5,282
*	Layne Christensen Co.	269,178	5,252
*,^	ExOne Co.	84,850	5,237
	Multi-Color Corp.	172,066	5,221
*	Builders FirstSource Inc.	862,284	5,156

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	ADA-ES Inc.	122,117	5,144
*,^	Capstone Turbine Corp.	4,365,271	5,107
*	Astronics Corp.	123,449	5,045
*	Aerovironment Inc.	244,699	4,938
	Kadant Inc.	163,131	4,922
*	Air Transport Services Group Inc.	736,008	4,865
*	AEP Industries Inc.	65,019	4,837
*,^	Taminco Corp.	231,611	4,723
*	Higher One Holdings Inc.	402,777	4,688
*	Boise Cascade Co.	184,212	4,681
*	Landec Corp.	353,169	4,665
	Pike Electric Corp.	373,723	4,597
*,^	AM Castle & Co.	291,065	4,587
	Alamo Group Inc.	109,582	4,473
*	Orion Marine Group Inc.	368,320	4,453
	Insteel Industries Inc.	251,874	4,413
*	Kratos Defense & Security Solutions Inc.	680,260	4,408
	American Railcar Industries Inc.	131,084	4,393
*	EnerNOC Inc.	323,030	4,283
	Electro Scientific Industries Inc.	395,598	4,257
*,^	XPO Logistics Inc.	231,910	4,195
	Electro Rent Corp.	243,802	4,093
	Graham Corp.	134,795	4,048
*	Mistras Group Inc.	228,940	4,025
	NACCO Industries Inc. Class A	69,444	3,978
*	Echo Global Logistics Inc.	204,015	3,976
*	NCI Building Systems Inc.	259,604	3,969
*	Anaren Inc.	172,550	3,958
	Douglas Dynamics Inc.	298,848	3,879
	Heidrick & Struggles International Inc.	231,822	3,876
*	CBIZ Inc.	576,635	3,869
	Kimball International Inc. Class B	395,582	3,841
	Global Power Equipment Group Inc.	232,101	3,741
*	Park-Ohio Holdings Corp.	109,469	3,610
*	Lydall Inc.	244,672	3,572
*	Northwest Pipe Co.	126,780	3,537
*	Zygo Corp.	221,856	3,508
*,^	YRC Worldwide Inc.	121,838	3,503
*	PGT Inc.	403,639	3,500
*	PowerSecure International Inc.	232,618	3,496
*	Flow International Corp.	933,714	3,445
	NN Inc.	300,535	3,429
*	Rentrak Corp.	170,345	3,419
*	Furmanite Corp.	510,654	3,416
	Houston Wire & Cable Co.	244,902	3,389
	Twin Disc Inc.	135,408	3,209
*	Quality Distribution Inc.	362,770	3,207
*	GSI Group Inc.	398,033	3,200
*	NVE Corp.	68,053	3,186
	Universal Technical Institute Inc.	303,274	3,133
	Michael Baker Corp.	113,650	3,081
*	Ducommun Inc.	143,869	3,059
	Met-Pro Corp.	227,409	3,056
	Dynamic Materials Corp.	183,920	3,037
*	Pacer International Inc.	471,903	2,978
*	Accuride Corp.	581,553	2,943
	FreightCar America Inc.	167,030	2,838
*,^	Odyssey Marine Exploration Inc.	937,979	2,776
*	Maxwell Technologies Inc.	388,058	2,775
*	Patriot Transportation Holding Inc.	87,538	2,630
	CDI Corp.	183,472	2,598
*	Commercial Vehicle Group Inc.	346,972	2,588
	Spartan Motors Inc.	422,257	2,584
*	CRA International Inc.	139,348	2,574

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Franklin Covey Co.	185,385	2,495
*	Kemet Corp.	605,993	2,491
*	Vishay Precision Group Inc.	162,191	2,456
*	Lionbridge Technologies Inc.	827,322	2,399
	Miller Industries Inc.	149,815	2,304
	Richardson Electronics Ltd.	193,571	2,273
	Hurco Cos. Inc.	78,616	2,262
	Hardinge Inc.	152,003	2,247
*	ARC Document Solutions Inc.	556,358	2,225
*	LMI Aerospace Inc.	118,116	2,214
*	Energy Recovery Inc.	530,162	2,190
*	Multi-Fineline Electronix Inc.	147,819	2,189
*	M/A-COM Technology Solutions Holdings Inc.	149,359	2,181
	LSI Industries Inc.	265,399	2,147
*	Ameresco Inc. Class A	235,147	2,119
*	Casella Waste Systems Inc. Class A	484,517	2,088
*	Heritage-Crystal Clean Inc.	142,796	2,086
*	PRGX Global Inc.	370,887	2,036
*	Aeroflex Holding Corp.	254,629	2,009
	VSE Corp.	48,700	2,000
*	Universal Truckload Services Inc.	82,332	1,985
*,^	Rubicon Technology Inc.	244,664	1,960
*	ModusLink Global Solutions Inc.	610,788	1,942
*	Tecumseh Products Co. Class A	176,201	1,926
*	Sterling Construction Co. Inc.	211,232	1,914
*,^	US Concrete Inc.	116,262	1,909
	International Shipholding Corp.	81,256	1,896
	Bel Fuse Inc. Class B	139,941	1,882
*	Cross Country Healthcare Inc.	364,289	1,880
	Coleman Cable Inc.	102,566	1,852
*	Astronics Corp. Class B	45,070	1,832
*	Intevac Inc.	318,610	1,803
*	Xerium Technologies Inc.	171,754	1,748
*,^	Sparton Corp.	100,312	1,729
*	National Research Corp. Class A	94,995	1,710
*	Vicor Corp.	243,289	1,667
*	Cenveo Inc.	768,670	1,637
*,^	American Superconductor Corp.	602,395	1,590
*	United States Lime & Minerals Inc.	30,170	1,576
*	PMFG Inc.	225,410	1,560
	Argan Inc.	99,255	1,548
^	Innovative Solutions & Support Inc.	238,921	1,529
*	TRC Cos. Inc.	217,977	1,526
*	UFP Technologies Inc.	75,839	1,485
	Lincoln Educational Services Corp.	277,693	1,463
*	Manitex International Inc.	131,167	1,436
*	Willis Lease Finance Corp.	105,689	1,428
	Ceco Environmental Corp.	113,293	1,394
*,^	Swisher Hygiene Inc.	1,539,917	1,324
*	Covenant Transportation Group Inc. Class A	208,915	1,304
*	Patrick Industries Inc.	62,068	1,290
*	BlueLinx Holdings Inc.	597,002	1,284
*	Official Payments Holdings Inc. Class B	182,985	1,253
	Crawford & Co. Class B	219,104	1,231
*	Hudson Global Inc.	453,090	1,124
*	Orion Energy Systems Inc.	437,525	1,085
	Eastern Co.	67,410	1,079
*	API Technologies Corp.	370,751	1,038
*,^	Erickson Air-Crane Inc.	54,024	1,016
	Crawford & Co. Class A	200,339	1,016
*	Hill International Inc.	363,287	995
	Mesa Laboratories Inc.	17,788	963
*,^	Research Frontiers Inc.	238,498	949
*	Echelon Corp.	445,959	941

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	CUI Global Inc.	167,896	932
*	Magnetek Inc.	51,674	932
*	Lawson Products Inc.	71,807	922
*	Key Technology Inc.	64,325	922
*	Fuel Tech Inc.	236,561	906
*	USA Truck Inc.	139,893	901
*	Harris Interactive Inc.	497,732	901
	Perceptron Inc.	113,982	899
*	StarTek Inc.	185,625	878
*	Active Power Inc.	200,570	838
*	Ultralife Corp.	233,201	830
	Frequency Electronics Inc.	77,899	830
*	Mfri Inc.	72,759	827
*,^	Parametric Sound Corp.	49,286	801
*,^	Microvision Inc.	314,342	792
*	Metalico Inc.	651,835	782
*	GSE Holding Inc.	124,264	720
*,^	Eagle Bulk Shipping Inc.	193,463	706
*	Hudson Technologies Inc.	219,888	701
	Hubbell Inc. Class A	7,600	684
*	NAPCO Security Technologies Inc.	143,058	684
*,^	Genco Shipping & Trading Ltd.	415,389	677
	Omega Flex Inc.	44,518	662
*	CPI Aerostructures Inc.	60,879	661
*	Goldfield Corp.	304,041	660
*	Planet Payment Inc.	235,401	650
*	Dolan Co.	390,244	636
	PAM Transportation Services Inc.	61,693	627
	Espey Manufacturing & Electronics Corp.	24,066	614
*	Newtek Business Services Inc.	281,373	594
*	CyberOptics Corp.	100,886	586
*	Revolution Lighting Technologies Inc.	145,394	582
*	Supreme Industries Inc. Class A	111,552	558
^	National Research Corp. Class B	15,832	553
*	SL Industries Inc.	20,387	511
*	UQM Technologies Inc.	401,083	481
*	Viasystems Group Inc.	40,770	470
	MOCON Inc.	34,130	462
*,^	ClearSign Combustion Corp.	52,710	460
*	Pfsweb Inc.	110,737	443
*,^	Document Security Systems Inc.	191,992	442
*	Broadwind Energy Inc.	91,517	437
	eMagin Corp.	120,079	428
*	Rand Logistics Inc.	81,104	416
*	Sharps Compliance Corp.	156,325	410
*	National Technical Systems Inc.	28,743	402
	Sypris Solutions Inc.	124,211	399
*	AMREP Corp.	41,386	383
*	Synthesis Energy Systems Inc.	441,809	343
*	Planar Systems Inc.	202,735	330
*,^	Mattersight Corp.	115,122	322
*	Ballantyne Strong Inc.	75,198	317
*	Information Services Group Inc.	159,010	307
*	Frozen Food Express Industries	185,060	298
*	Innotrac Corp.	73,831	289
*	Essex Rental Corp.	61,577	266
*	Adept Technology Inc.	65,545	255
*	Perma-Fix Environmental Services	666,988	240
*	Wireless Telecom Group Inc.	141,368	204
*,^	American DG Energy Inc.	150,093	197
*	Video Display Corp.	48,546	192
*	Vertex Energy Inc.	53,825	159
*	Standard Register Co.	52,428	151
	Bel Fuse Inc. Class A	10,580	147

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Pulse Electronics Corp.	43,272	113
*,^	Altair Nanotechnologies Inc.	45,918	102
*	Arotech Corp.	63,553	95
*	Professional Diversity Network	23,996	94
*	Lightpath Technologies Inc. Class A	75,800	94
*	IEC Electronics Corp.	26,521	93
*	Micronet Enertec Technologies Inc.	19,850	90
*	Management Network Group Inc.	29,028	88
*	Transcat Inc.	12,972	88
*	Coast Distribution System	22,532	79
*	Lime Energy Co.	117,752	78
	Providence and Worcester Railroad Co.	4,696	72
*	BTU International Inc.	26,703	64
*	Iteris Inc.	34,440	62
*	Continental Materials Corp.	3,313	50
*	Integrated Electrical Services Inc.	5,114	23
*	Industrial Services of America Inc.	5,905	15
*	Wells-Gardner Electronics Corp.	6,500	12
*	ENGlobal Corp.	8,357	8
*	Gencor Industries Inc.	800	6
*	AeroCentury Corp.	272	5
	Electro-Sensors Inc.	1,100	5
	Art's-Way Manufacturing Co. Inc.	600	4
*	LGL Group Inc.	600	4
*	Lightbridge Corp.	2,245	4
*	Sevcon Inc.	400	2
*	Breeze-Eastern Corp.	197	2
	Servotronics Inc.	200	2
*	Versar Inc.	300	1
*	Taylor Devices Inc.	100	1
*	ZBB Energy Corp.	3,100	1
*	Orbit International Corp.	200	1
*	Luna Innovations Inc.	500	1
*	Command Security Corp.	400	1
*	Onvia Inc.	100	—
			32,650,181
Oil & Gas (9.5%)
	Exxon Mobil Corp.	63,133,173	5,704,082
	Chevron Corp.	27,536,123	3,258,625
	Schlumberger Ltd.	18,874,184	1,352,524
	ConocoPhillips	17,358,644	1,050,198
	Occidental Petroleum Corp.	11,438,796	1,020,684
	Anadarko Petroleum Corp.	7,120,136	611,833
	Halliburton Co.	12,569,079	524,382
	Phillips 66	8,800,600	518,443
	EOG Resources Inc.	3,867,110	509,221
	Apache Corp.	5,561,361	466,209
	National Oilwell Varco Inc.	6,072,903	418,423
	Kinder Morgan Inc.	9,567,719	365,008
	Marathon Oil Corp.	10,064,547	348,032
	Marathon Petroleum Corp.	4,615,878	328,004
	Williams Cos. Inc.	9,693,246	314,740
	Noble Energy Inc.	5,089,811	305,592
	Baker Hughes Inc.	6,264,336	288,974
	Devon Energy Corp.	5,475,513	284,070
	Pioneer Natural Resources Co.	1,940,946	280,952
	Hess Corp.	4,147,517	275,768
	Valero Energy Corp.	7,750,766	269,494
*	Cameron International Corp.	3,514,854	214,968
	Cabot Oil & Gas Corp.	2,990,620	212,394
	Ensco plc Class A	3,299,946	191,793
*	FMC Technologies Inc.	3,361,759	187,183
*	Southwestern Energy Co.	4,985,519	182,121
	Chesapeake Energy Corp.	8,524,967	173,739

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Range Resources Corp.	2,194,992	169,717
	Murphy Oil Corp.	2,577,529	156,946
	EQT Corp.	1,920,022	152,392
	Noble Corp.	3,584,927	134,722
*	Weatherford International Ltd.	9,795,443	134,198
*	Concho Resources Inc.	1,488,388	124,608
	HollyFrontier Corp.	2,871,659	122,850
*	Kinder Morgan Management LLC	1,407,643	117,665
	Oceaneering International Inc.	1,528,229	110,338
	Tesoro Corp.	1,947,607	101,899
	Core Laboratories NV	658,230	99,827
*	Cobalt International Energy Inc.	3,731,603	99,149
	OGE Energy Corp.	1,398,922	95,406
*	Denbury Resources Inc.	5,347,317	92,616
	Helmerich & Payne Inc.	1,432,920	89,486
*	Cheniere Energy Inc.	3,065,556	85,100
*	Whiting Petroleum Corp.	1,696,117	78,174
	Cimarex Energy Co.	1,165,479	75,744
*	Oil States International Inc.	773,340	71,642
	QEP Resources Inc.	2,527,748	70,221
	Diamond Offshore Drilling Inc.	978,006	67,277
*	Dresser-Rand Group Inc.	1,067,965	64,057
	Nabors Industries Ltd.	3,932,790	60,211
*	Rowan Cos. plc Class A	1,747,290	59,530
*	Superior Energy Services Inc.	2,240,911	58,129
*	Continental Resources Inc.	655,584	56,420
	SM Energy Co.	929,630	55,759
*	WPX Energy Inc.	2,824,329	53,493
	Energen Corp.	1,014,517	53,019
*	Gulfport Energy Corp.	1,087,637	51,195
*	Dril-Quip Inc.	512,806	46,301
*	Newfield Exploration Co.	1,900,901	45,413
*	Atwood Oceanics Inc.	841,388	43,794
*	Oasis Petroleum Inc.	1,123,327	43,664
*	First Solar Inc.	955,899	42,757
	Lufkin Industries Inc.	472,851	41,833
*,^	Ultra Petroleum Corp.	2,071,923	41,066
	Patterson-UTI Energy Inc.	2,103,035	40,704
	Tidewater Inc.	699,643	39,859
*	Chart Industries Inc.	421,493	39,658
*	MRC Global Inc.	1,372,960	37,921
*	Rosetta Resources Inc.	855,196	36,363
	Targa Resources Corp.	541,398	34,828
	Bristow Group Inc.	505,506	33,020
*	Kodiak Oil & Gas Corp.	3,704,741	32,935
*	Helix Energy Solutions Group Inc.	1,404,336	32,356
	SemGroup Corp. Class A	589,547	31,753
*,^	SandRidge Energy Inc.	6,253,340	29,766
*	Unit Corp.	693,414	29,526
	Berry Petroleum Co. Class A	661,552	27,997
*	McDermott International Inc.	3,310,503	27,080
*	Hornbeck Offshore Services Inc.	474,218	25,371
	Energy XXI Bermuda Ltd.	1,064,790	23,617
*	Exterran Holdings Inc.	824,457	23,184
	Western Refining Inc.	798,014	22,400
*	PDC Energy Inc.	423,921	21,823
	SEACOR Holdings Inc.	262,664	21,814
*	Forum Energy Technologies Inc.	653,574	19,888
^	CARBO Ceramics Inc.	291,809	19,677
	Gulfmark Offshore Inc.	337,923	15,237
*	Carrizo Oil & Gas Inc.	527,439	14,942
*,^	Halcon Resources Corp.	2,556,894	14,498
^	PBF Energy Inc. Class A	559,245	14,484
*	Stone Energy Corp.	655,625	14,443

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Delek US Holdings Inc.	494,838	14,241
^	EXCO Resources Inc.	1,825,327	13,946
*	Bonanza Creek Energy Inc.	391,161	13,871
*	EPL Oil & Gas Inc.	471,022	13,829
*,^	Bill Barrett Corp.	671,317	13,574
*	Hercules Offshore Inc.	1,878,634	13,226
*	Newpark Resources Inc.	1,202,179	13,212
*	C&J Energy Services Inc.	667,768	12,935
^	RPC Inc.	918,158	12,680
*	Geospace Technologies Corp.	178,681	12,343
*	Approach Resources Inc.	483,355	11,876
*	Key Energy Services Inc.	1,988,962	11,834
	CVR Energy Inc.	249,196	11,812
*	Flotek Industries Inc.	647,146	11,610
*	Northern Oil and Gas Inc.	839,861	11,204
*	TETRA Technologies Inc.	1,087,374	11,156
*	Laredo Petroleum Holdings Inc.	535,967	11,019
	Crosstex Energy Inc.	556,040	10,987
*	Rex Energy Corp.	620,741	10,913
*	ION Geophysical Corp.	1,737,024	10,457
	Comstock Resources Inc.	637,142	10,022
*	Diamondback Energy Inc.	298,848	9,958
*,^	Sanchez Energy Corp.	359,981	8,265
*,^	Magnum Hunter Resources Corp.	2,241,195	8,180
*	Parker Drilling Co.	1,615,433	8,045
*	Resolute Energy Corp.	977,133	7,798
*	Matador Resources Co.	623,994	7,475
	W&T Offshore Inc.	519,687	7,426
*	Swift Energy Co.	588,332	7,054
*,^	GT Advanced Technologies Inc.	1,619,021	6,719
*	Forest Oil Corp.	1,627,719	6,657
	Contango Oil & Gas Co.	190,279	6,422
*	Basic Energy Services Inc.	502,806	6,079
*	Tesco Corp.	447,634	5,931
*	PHI Inc.	170,985	5,865
*	Pioneer Energy Services Corp.	845,541	5,597
*	Matrix Service Co.	353,765	5,512
*	Renewable Energy Group Inc.	363,596	5,174
*,^	Solazyme Inc.	412,960	4,840
*,^	Vantage Drilling Co.	2,362,212	4,819
*,^	Goodrich Petroleum Corp.	373,511	4,781
*	Green Plains Renewable Energy Inc.	342,473	4,562
*	Vaalco Energy Inc.	768,970	4,399
*	Triangle Petroleum Corp.	620,772	4,352
*	Dawson Geophysical Co.	109,392	4,032
*	Natural Gas Services Group Inc.	163,321	3,836
	Alon USA Energy Inc.	256,170	3,704
*	Clayton Williams Energy Inc.	83,831	3,647
*	Penn Virginia Corp.	733,338	3,447
*	Willbros Group Inc.	560,916	3,444
	Gulf Island Fabrication Inc.	174,920	3,350
*	Emerald Oil Inc.	454,731	3,119
*	PetroQuest Energy Inc.	786,176	3,113
*	REX American Resources Corp.	107,907	3,104
	Panhandle Oil and Gas Inc. Class A	103,237	2,942
*,^	TherapeuticsMD Inc.	931,064	2,821
	Bolt Technology Corp.	164,548	2,810
*	Mitcham Industries Inc.	164,895	2,767
*	FuelCell Energy Inc.	2,084,167	2,647
*	Quicksilver Resources Inc.	1,509,150	2,535
*	Warren Resources Inc.	977,540	2,493
*,^	Cal Dive International Inc.	1,288,184	2,422
*	Midstates Petroleum Co. Inc.	446,852	2,417
*,^	BPZ Resources Inc.	1,292,236	2,313

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*,^	KiOR Inc.	404,308	2,309
*	Abraxas Petroleum Corp.	1,099,156	2,308
*	FX Energy Inc.	698,652	2,243
*	Arabian American Development Co.	253,398	2,205
*	Evolution Petroleum Corp.	199,069	2,172
*,^	Endeavour International Corp.	561,417	2,156
*	Gastar Exploration Ltd.	787,274	2,102
*	Callon Petroleum Co.	586,084	1,975
	Adams Resources & Energy Inc.	25,851	1,781
	TGC Industries Inc.	208,507	1,714
*,^	Amyris Inc.	523,198	1,512
*,^	Miller Energy Resources Inc.	376,566	1,506
*	Crimson Exploration Inc.	528,252	1,490
*	Harvest Natural Resources Inc.	479,497	1,486
*	Global Geophysical Services Inc.	292,618	1,381
*	Edgen Group Inc.	214,587	1,369
*	Isramco Inc.	12,720	1,185
*,^	Enphase Energy Inc.	149,802	1,158
*,^	Hyperdynamics Corp.	2,327,217	1,105
*	TransAtlantic Petroleum Ltd.	1,430,520	987
*	Syntroleum Corp.	125,828	868
*	Double Eagle Petroleum Co.	220,979	866
*	STR Holdings Inc.	375,064	851
*	US Energy Corp. Wyoming	321,367	665
*,^	ZaZa Energy Corp.	496,916	596
*	CAMAC Energy Inc.	1,026,240	585
*,^	Gevo Inc.	273,926	556
*	Verenium Corp.	176,670	396
*,^	Saratoga Resources Inc.	197,163	302
*,^	Zion Oil & Gas Inc.	113,729	255
*,^	Ascent Solar Technologies Inc.	320,367	250
*,^	Pacific Ethanol Inc.	57,875	230
*	Barnwell Industries Inc.	69,987	220
*	PrimeEnergy Corp.	3,540	131
*	Ocean Power Technologies Inc.	79,149	128
*	PostRock Energy Corp.	76,763	117
*	Forbes Energy Services Ltd.	21,828	88
*	Magellan Petroleum Corp.	83,233	86
*	GreenHunter Resources Inc.	89,492	72
*	Houston American Energy Corp.	221,330	60
*	Lucas Energy Inc.	34,400	44
*	Apco Oil and Gas International Inc.	3,457	40
*	Lone Pine Resources Inc.	108,123	36
*	MagneGas Corp.	18,100	14
*	BioFuel Energy Corp.	3,000	10
*,^	Cubic Energy Inc.	26,705	8
*	FieldPoint Petroleum Corp.	1,800	7
*	Mexco Energy Corp.	600	3
			23,954,466
Other (0.0%)
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	206
*	Federal-Mogul Corp. Rights 07/09/13	328,303	73
*	Southern Community Financial Corp	197,337	43
*	Mission West Properties Inc.	316,761	—
			630
Technology (14.4%)
	Apple Inc.	13,327,076	5,278,588
	Microsoft Corp.	106,715,947	3,684,902

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Google Inc. Class A	3,849,227	3,388,744
	International Business Machines Corp.	15,742,070	3,008,467
	Cisco Systems Inc.	75,875,979	1,844,545
	Intel Corp.	70,573,306	1,709,285
	Oracle Corp.	50,159,604	1,540,903
	QUALCOMM Inc.	24,530,778	1,498,340
	EMC Corp.	29,843,462	704,903
	Hewlett-Packard Co.	27,380,989	679,049
*	Facebook Inc. Class A	23,620,739	587,212
	Texas Instruments Inc.	15,763,262	549,665
*	Yahoo! Inc.	12,309,324	309,087
*	Adobe Systems Inc.	6,774,326	308,638
	Corning Inc.	20,965,036	298,332
*	Salesforce.com Inc.	7,545,630	288,092
	Dell Inc.	21,211,120	283,168
*	Cognizant Technology Solutions Corp. Class A	4,277,013	267,784
	Applied Materials Inc.	17,075,898	254,602
	Broadcom Corp. Class A	7,404,965	249,992
	Intuit Inc.	3,998,440	244,025
	Symantec Corp.	9,896,419	222,373
*	SanDisk Corp.	3,458,544	211,317
*	Cerner Corp.	2,192,516	210,679
*	Micron Technology Inc.	14,641,505	209,813
	Motorola Solutions Inc.	3,474,693	200,594
	Analog Devices Inc.	4,377,909	197,269
	Seagate Technology plc	4,317,484	193,553
*	NetApp Inc.	5,122,672	193,535
	Western Digital Corp.	3,023,408	187,723
*	Citrix Systems Inc.	2,647,581	159,729
	Altera Corp.	4,531,293	149,487
	Xilinx Inc.	3,748,694	148,486
*	Catamaran Corp.	2,915,589	142,047
*	Juniper Networks Inc.	6,831,085	131,908
	KLA-Tencor Corp.	2,347,516	130,827
	Avago Technologies Ltd. Class A	3,489,715	130,446
	CA Inc.	4,555,141	130,414
*	Red Hat Inc.	2,710,143	129,599
*	Equinix Inc.	701,537	129,588
	Linear Technology Corp.	3,296,394	121,439
*	Teradata Corp.	2,347,053	117,892
	Maxim Integrated Products Inc.	4,128,139	114,680
	NVIDIA Corp.	7,804,134	109,492
*	Autodesk Inc.	3,199,327	108,585
*	Cree Inc.	1,668,263	106,535
*	Lam Research Corp.	2,339,776	103,746
*	Akamai Technologies Inc.	2,396,246	101,960
	Microchip Technology Inc.	2,646,075	98,566
*	VeriSign Inc.	2,168,677	96,853
*	ANSYS Inc.	1,313,929	96,048
	Computer Sciences Corp.	2,165,863	94,800
*	BMC Software Inc.	2,029,266	91,601
*	VMware Inc. Class A	1,179,136	78,990
	Harris Corp.	1,598,772	78,740
*	Synopsys Inc.	2,161,763	77,283
*	NCR Corp.	2,335,688	77,054
*	F5 Networks Inc.	1,113,636	76,618
*	Nuance Communications Inc.	4,064,059	74,697
*	Gartner Inc.	1,261,278	71,880
	SAIC Inc.	4,821,133	67,158
	Marvell Technology Group Ltd.	5,596,231	65,532
	Garmin Ltd.	1,657,952	59,952
*	Skyworks Solutions Inc.	2,734,488	59,858
*,^	3D Systems Corp.	1,345,679	59,075
*	Rackspace Hosting Inc.	1,551,538	58,788

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	IAC/InterActiveCorp	1,170,456	55,667
*	LSI Corp.	7,790,199	55,622
*	Cadence Design Systems Inc.	3,815,965	55,255
	Solera Holdings Inc.	969,058	53,928
*	Informatica Corp.	1,520,575	53,190
*	Concur Technologies Inc.	634,364	51,625
*	ON Semiconductor Corp.	6,310,545	50,989
*	ServiceNow Inc.	1,240,634	50,109
*	MICROS Systems Inc.	1,131,319	48,816
*	TIBCO Software Inc.	2,243,479	48,010
*	JDS Uniphase Corp.	3,320,248	47,745
*	CommVault Systems Inc.	619,523	47,016
*	Teradyne Inc.	2,658,336	46,707
*	Splunk Inc.	951,476	44,110
*	Atmel Corp.	5,964,295	43,838
*	Ultimate Software Group Inc.	366,294	42,963
*	ViaSat Inc.	588,652	42,065
*	athenahealth Inc.	493,401	41,801
^	Pitney Bowes Inc.	2,821,303	41,417
*	PTC Inc.	1,679,818	41,206
*	Ingram Micro Inc.	2,134,903	40,542
	AOL Inc.	1,048,119	38,235
*	NetSuite Inc.	414,210	38,000
*	Aspen Technology Inc.	1,311,649	37,762
*	Brocade Communications Systems Inc.	6,303,917	36,311
*	SolarWinds Inc.	899,809	34,922
*,^	Advanced Micro Devices Inc.	8,485,185	34,620
*	Rovi Corp.	1,513,101	34,559
*	Riverbed Technology Inc.	2,161,937	33,640
*	Semtech Corp.	938,970	32,892
*	Fortinet Inc.	1,804,059	31,571
*	Clearwire Corp. Class A	6,298,757	31,368
	Compuware Corp.	3,007,599	31,129
	Mentor Graphics Corp.	1,586,543	31,017
*	Workday Inc. Class A	481,548	30,862
*	QLIK Technologies Inc.	1,087,517	30,744
*	Allscripts Healthcare Solutions Inc.	2,341,301	30,296
	Diebold Inc.	892,882	30,081
	DST Systems Inc.	459,600	30,026
*	Microsemi Corp.	1,293,469	29,426
*	Guidewire Software Inc.	693,166	29,148
	Lexmark International Inc. Class A	950,103	29,045
*	Tyler Technologies Inc.	419,810	28,778
*	SS&C Technologies Holdings Inc.	861,307	28,337
*	Verint Systems Inc.	778,241	27,604
*	Ciena Corp.	1,400,566	27,199
*	Medidata Solutions Inc.	350,376	27,137
	InterDigital Inc.	597,860	26,694
	Plantronics Inc.	602,493	26,461
	j2 Global Inc.	620,099	26,360
*	Polycom Inc.	2,462,276	25,952
*	ACI Worldwide Inc.	555,904	25,838
*	VeriFone Systems Inc.	1,513,667	25,445
*	Tech Data Corp.	533,359	25,116
*	Cavium Inc.	705,874	24,967
*	Fairchild Semiconductor International Inc. Class A	1,791,944	24,729
*	SunEdison Inc.	3,002,101	24,527
*	Aruba Networks Inc.	1,596,441	24,521
*	Cornerstone OnDemand Inc.	543,740	23,538
*	Sourcefire Inc.	422,624	23,477
*	Hittite Microwave Corp.	398,725	23,126
*	Silicon Laboratories Inc.	555,682	23,011
	Fair Isaac Corp.	500,761	22,950
*	ARRIS Group Inc.	1,593,714	22,870

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Finisar Corp.	1,303,064	22,087
*	EchoStar Corp. Class A	559,945	21,899
*	ExactTarget Inc.	642,731	21,673
*	Manhattan Associates Inc.	279,751	21,586
*	Advent Software Inc.	613,993	21,527
*	Dealertrack Technologies Inc.	598,086	21,190
*	RF Micro Devices Inc.	3,927,408	21,012
	Cypress Semiconductor Corp.	1,957,184	21,001
	Blackbaud Inc.	641,136	20,882
	ADTRAN Inc.	835,092	20,552
*	CACI International Inc. Class A	323,565	20,543
*	International Rectifier Corp.	971,743	20,348
*	Sapient Corp.	1,541,281	20,129
	MKS Instruments Inc.	743,407	19,730
*	Palo Alto Networks Inc.	454,510	19,162
*	Electronics for Imaging Inc.	651,501	18,431
*	Entegris Inc.	1,926,135	18,086
*	PMC - Sierra Inc.	2,825,137	17,940
*	Synaptics Inc.	459,066	17,702
	Cogent Communications Group Inc.	624,208	17,571
*	Progress Software Corp.	744,801	17,138
*,^	Fusion-io Inc.	1,186,917	16,902
*	Infinera Corp.	1,559,834	16,643
*	NETGEAR Inc.	536,632	16,389
	Power Integrations Inc.	402,313	16,318
*	Web.com Group Inc.	631,166	16,158
*	Cirrus Logic Inc.	925,405	16,065
*	Integrated Device Technology Inc.	2,020,227	16,041
*	TriQuint Semiconductor Inc.	2,309,456	16,005
*	Ixia	838,166	15,422
*	SYNNEX Corp.	364,220	15,399
	Tessera Technologies Inc.	724,141	15,062
	Syntel Inc.	235,658	14,816
*	Infoblox Inc.	497,697	14,563
*	OmniVision Technologies Inc.	761,899	14,209
	NIC Inc.	858,366	14,189
*	MedAssets Inc.	780,466	13,845
*	Ultratech Inc.	376,372	13,820
	Intersil Corp. Class A	1,766,401	13,813
*	Diodes Inc.	512,078	13,299
*	Unisys Corp.	600,678	13,257
*	Bottomline Technologies de Inc.	519,276	13,132
	Monotype Imaging Holdings Inc.	514,750	13,080
*	ScanSource Inc.	390,490	12,496
*	Synchronoss Technologies Inc.	402,637	12,429
*	QLogic Corp.	1,295,121	12,381
*	Rambus Inc.	1,428,925	12,274
*	Sonus Networks Inc.	3,882,862	11,687
	Quality Systems Inc.	623,841	11,672
*	Kulicke & Soffa Industries Inc.	1,046,091	11,570
*	Netscout Systems Inc.	495,030	11,554
*,^	VirnetX Holding Corp.	576,366	11,522
*	RealPage Inc.	625,558	11,473
*	Insight Enterprises Inc.	646,612	11,471
*	SPS Commerce Inc.	207,601	11,418
*	Interactive Intelligence Group Inc.	216,305	11,161
*	MicroStrategy Inc. Class A	125,404	10,905
*	Demandware Inc.	256,943	10,897
	Monolithic Power Systems Inc.	444,847	10,725
*	Dycom Industries Inc.	458,295	10,605
*	Cabot Microelectronics Corp.	320,353	10,575
*	Spansion Inc. Class A	837,659	10,487
*	ATMI Inc.	442,289	10,460
*	Harmonic Inc.	1,601,869	10,172

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	CSG Systems International Inc.	464,626	10,082
*	Blucora Inc.	539,380	10,000
	Loral Space & Communications Inc.	165,858	9,948
*	Cray Inc.	505,617	9,930
*	InvenSense Inc.	644,364	9,910
*	PROS Holdings Inc.	324,433	9,717
	Tellabs Inc.	4,859,311	9,621
	United Online Inc.	1,265,373	9,592
*	Freescale Semiconductor Ltd.	691,779	9,374
*	BroadSoft Inc.	337,794	9,323
*	Comverse Inc.	308,720	9,187
*	Digital River Inc.	486,572	9,133
*	Advanced Energy Industries Inc.	521,975	9,088
	Brooks Automation Inc.	910,155	8,856
*	Intermec Inc.	846,874	8,325
*	FleetMatics Group plc	245,879	8,171
*	Lattice Semiconductor Corp.	1,610,168	8,164
*	LogMeIn Inc.	331,502	8,109
*	Emulex Corp.	1,236,520	8,062
*	Applied Micro Circuits Corp.	907,095	7,982
*	Premiere Global Services Inc.	642,138	7,751
*	Jive Software Inc.	425,717	7,735
	Pegasystems Inc.	232,367	7,696
*	Ellie Mae Inc.	329,778	7,611
	Forrester Research Inc.	203,731	7,475
*,^	Ruckus Wireless Inc.	580,739	7,439
*	Tangoe Inc.	479,118	7,393
*	Proofpoint Inc.	304,937	7,389
*	Responsys Inc.	512,728	7,337
*	iGATE Corp.	435,359	7,149
	Computer Programs & Systems Inc.	144,976	7,124
*	Envestnet Inc.	289,313	7,117
	Comtech Telecommunications Corp.	255,533	6,871
*	Virtusa Corp.	307,694	6,818
*	Exar Corp.	632,656	6,814
*	Photronics Inc.	839,156	6,764
	Micrel Inc.	682,886	6,747
*	Accelrys Inc.	797,413	6,698
*	Silicon Image Inc.	1,130,651	6,614
	West Corp.	296,298	6,560
*	SciQuest Inc.	261,463	6,550
*	LivePerson Inc.	705,825	6,321
*	PDF Solutions Inc.	336,256	6,197
*	CalAmp Corp.	424,193	6,193
*	EPAM Systems Inc.	225,205	6,121
*	Silicon Graphics International Corp.	450,659	6,030
	EPIQ Systems Inc.	441,269	5,944
*	ICG Group Inc.	518,474	5,911
*	Ceva Inc.	304,396	5,893
*	Perficient Inc.	439,513	5,863
*	Internap Network Services Corp.	705,333	5,833
*	Immersion Corp.	381,266	5,052
*	FormFactor Inc.	748,068	5,049
*	Rudolph Technologies Inc.	443,606	4,968
*,^	Parkervision Inc.	1,080,559	4,917
*	Pendrell Corp.	1,876,368	4,916
*	Volterra Semiconductor Corp.	346,528	4,893
^	Ebix Inc.	528,311	4,892
*	Entropic Communications Inc.	1,144,137	4,885
*	Amkor Technology Inc.	1,159,231	4,880
*	IntraLinks Holdings Inc.	671,772	4,877
*	Calix Inc.	477,285	4,821
*	KEYW Holding Corp.	354,422	4,696
*	Seachange International Inc.	398,642	4,668

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Computer Task Group Inc.	202,289	4,647
*	Shutterstock Inc.	81,771	4,561
*	Super Micro Computer Inc.	423,066	4,501
*	Quantum Corp.	3,274,971	4,487
	Keynote Systems Inc.	225,804	4,462
*	Nanometrics Inc.	301,276	4,420
*	Actuate Corp.	657,654	4,367
*	Oplink Communications Inc.	250,429	4,350
*	Extreme Networks	1,228,070	4,237
	ePlus Inc.	69,712	4,175
	Cohu Inc.	327,517	4,094
*	LTX-Credence Corp.	679,163	4,068
*	support.com Inc.	881,047	4,026
*	Mercury Systems Inc.	428,351	3,949
*	Active Network Inc.	521,585	3,948
*,^	Millennial Media Inc.	445,875	3,884
*	STEC Inc.	574,532	3,861
*	Integrated Silicon Solution Inc.	350,683	3,843
	IXYS Corp.	345,275	3,819
*	Vocera Communications Inc.	252,034	3,705
*	Globecomm Systems Inc.	287,195	3,630
*	Procera Networks Inc.	263,864	3,623
*	Agilysys Inc.	318,046	3,591
	Ubiquiti Networks Inc.	201,893	3,541
*	VASCO Data Security International Inc.	425,402	3,535
*	Zix Corp.	822,192	3,478
	PC Connection Inc.	220,247	3,403
*	RigNet Inc.	131,645	3,354
*	Kopin Corp.	900,592	3,341
*	Merge Healthcare Inc.	927,832	3,340
	Supertex Inc.	136,955	3,275
*	Digi International Inc.	349,312	3,273
*	VOXX International Corp. Class A	261,459	3,208
*	Rosetta Stone Inc.	216,027	3,184
*	KVH Industries Inc.	238,592	3,176
*	CIBER Inc.	945,460	3,158
*	Brightcove Inc.	353,402	3,096
*,^	Peregrine Semiconductor Corp.	282,381	3,081
*	ShoreTel Inc.	759,290	3,060
	American Software Inc. Class A	349,984	3,041
*,^	Model N Inc.	129,647	3,029
*	PLX Technology Inc.	605,811	2,884
*	Vocus Inc.	272,956	2,871
*	Axcelis Technologies Inc.	1,539,897	2,803
*	Inphi Corp.	252,749	2,780
*	Callidus Software Inc.	420,181	2,769
*	Datalink Corp.	253,845	2,701
*	Symmetricom Inc.	570,931	2,563
*,^	Greenway Medical Technologies	207,662	2,563
*	ANADIGICS Inc.	1,131,469	2,489
*	Rally Software Development Corp.	96,900	2,405
*	MaxLinear Inc.	338,695	2,371
	Preformed Line Products Co.	35,632	2,363
*,^	Vringo Inc.	728,391	2,309
*	MoSys Inc.	564,406	2,269
*	Sigma Designs Inc.	448,113	2,263
	Neutral Tandem Inc.	390,727	2,247
*	Ultra Clean Holdings	371,117	2,245
*	DSP Group Inc.	269,048	2,236
*	Aviat Networks Inc.	834,379	2,186
*	Pericom Semiconductor Corp.	303,719	2,162
*	Unwired Planet Inc.	1,082,594	2,111
*	NeoPhotonics Corp.	239,829	2,084
*,^	Mitek Systems Inc.	360,504	2,084

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Limelight Networks Inc.	869,610	1,957
	PC-Tel Inc.	229,257	1,944
	Hackett Group Inc.	371,255	1,927
	Digimarc Corp.	92,587	1,923
*	Vitesse Semiconductor Corp.	726,720	1,911
	Tessco Technologies Inc.	72,290	1,908
*	Numerex Corp. Class A	169,515	1,892
*	Alpha & Omega Semiconductor Ltd.	244,335	1,867
^	Acorn Energy Inc.	219,252	1,850
*	Imation Corp.	435,597	1,843
*	Boingo Wireless Inc.	289,165	1,796
*	Intermolecular Inc.	244,171	1,775
	Systemax Inc.	188,321	1,772
*	Guidance Software Inc.	198,121	1,732
*,^	Silver Spring Networks Inc.	66,192	1,651
*	Novatel Wireless Inc.	410,532	1,622
*	Mattson Technology Inc.	725,691	1,582
	Transact Technologies Inc.	192,561	1,573
*	TeleCommunication Systems Inc. Class A	674,441	1,571
*	GSI Technology Inc.	248,367	1,570
*	Westell Technologies Inc. Class A	653,575	1,562
*	Dot Hill Systems Corp.	703,715	1,541
	Concurrent Computer Corp.	199,855	1,529
*	Ipass Inc.	799,631	1,511
*	Radisys Corp.	310,738	1,495
*	Hutchinson Technology Inc.	312,192	1,477
*	Telenav Inc.	272,942	1,427
*	Mindspeed Technologies Inc.	438,500	1,421
*,^	Oclaro Inc.	1,154,350	1,362
	Rimage Corp.	158,529	1,330
*	E2open Inc.	74,972	1,312
*	Carbonite Inc.	104,676	1,297
*,^	QuickLogic Corp.	562,035	1,242
^	Alliance Fiber Optic Products Inc.	61,536	1,231
*,^	OCZ Technology Group Inc.	846,557	1,227
*,^	eGain Corp.	121,601	1,170
	Aware Inc.	224,568	1,168
*	AXT Inc.	429,847	1,161
*,^	Marin Software Inc.	110,500	1,132
*	Icad Inc.	179,126	1,075
*,^	Emcore Corp.	282,023	1,015
*	ID Systems Inc.	200,490	1,008
*	Mitel Networks Corp.	260,151	999
*,^	Cyan Inc.	94,885	992
*	Key Tronic Corp.	94,279	976
*	Innodata Inc.	294,376	942
*	Dynamics Research Corp.	159,180	887
*	Edgewater Technology Inc.	201,084	857
	Evolving Systems Inc.	127,521	845
	QAD Inc. Class A	72,664	834
*	Ikanos Communications Inc.	537,121	800
*	GSE Systems Inc.	528,356	798
*	Qualys Inc.	47,049	758
*	PAR Technology Corp.	184,916	745
*	Meru Networks Inc.	184,602	744
*	Exa Corp.	71,598	737
*	Clearfield Inc.	77,699	732
*	NetSol Technologies Inc.	71,177	716
*	Audience Inc.	51,810	684
*	Pixelworks Inc.	190,441	651
*	Bsquare Corp.	230,553	634
*	Cascade Microtech Inc.	94,831	632
*	FalconStor Software Inc.	454,255	622
*	MEMSIC Inc.	144,104	591

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Amtech Systems Inc.	92,310	587
*,^	CVD Equipment Corp.	60,365	503
*	Smith Micro Software Inc.	441,823	468
*	Identive Group Inc.	626,086	453
*	Streamline Health Solutions Inc.	67,654	444
*	Synacor Inc.	142,428	442
	Crexendo Inc.	155,896	421
*	NCI Inc. Class A	101,589	421
*,^	Wave Systems Corp. Class A	1,228,651	369
*	LRAD Corp.	319,915	361
*	Datawatch Corp.	19,462	351
*	ClearOne Inc.	38,808	330
*	Multiband Corp.	96,428	306
*	FAB Universal Corp.	80,502	295
*	USA Technologies Inc.	163,470	284
*	Lantronix Inc.	139,933	221
	Communications Systems Inc.	17,954	173
	QAD Inc. Class B	16,312	170
*	Park City Group Inc.	20,998	159
*	Selectica Inc.	16,769	149
	RCM Technologies Inc.	24,280	132
*	Zhone Technologies Inc.	162,055	130
*,^	MeetMe Inc.	77,916	127
*	Authentidate Holding Corp.	135,242	118
*	Transwitch Corp.	322,489	116
*	Performance Technologies Inc.	73,336	87
*,^	Voltari Corp.	17,579	64
*	WidePoint Corp.	65,549	54
*	Netlist Inc.	58,760	52
*	inTEST Corp.	12,000	45
*	Relm Wireless Corp.	12,664	38
*	Ambient Corp.	13,177	31
	Soundbite Communications Inc.	6,118	31
*,^	Superconductor Technologies Inc.	9,629	30
*	Intellicheck Mobilisa Inc.	98,702	30
*	Qualstar Corp.	18,208	25
*	SED International Holdings Inc.	10,094	20
*	Analysts International Corp.	5,080	19
*	BroadVision Inc.	1,600	14
*	Bridgeline Digital Inc.	11,301	13
*	GigOptix Inc.	8,200	11
*	Inuvo Inc.	11,200	9
	Mastech Holdings Inc.	1,108	8
	CSP Inc.	900	8
	Simulations Plus Inc.	1,800	7
*	Cobra Electronics Corp.	1,600	5
*	UniTek Global Services Inc.	3,400	5
*	Peerless Systems Corp.	1,200	4
*	Overland Storage Inc.	2,777	3
	Globalscape Inc.	1,600	3
*	Data I/O Corp.	1,127	3
*	Crossroads Systems Inc.	800	1
*	Looksmart Ltd.	1,977	1
	Optical Cable Corp.	291	1
*	Sonic Foundry Inc.	100	1
*	Interphase Corp.	24	—
			36,443,307
Telecommunications (2.5%)
	AT&T Inc.	76,382,384	2,703,936
	Verizon Communications Inc.	40,618,986	2,044,760
	CenturyLink Inc.	8,655,806	305,983
*	Crown Castle International Corp.	4,170,653	301,914
*	Sprint Nextel Corp.	42,894,585	301,120
*	SBA Communications Corp. Class A	1,808,117	134,018

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
^	Windstream Corp.	8,340,180	64,303
	T-Mobile US Inc.	2,575,426	63,896
*	tw telecom inc Class A	2,133,298	60,031
^	Frontier Communications Corp.	14,078,983	57,020
*	Level 3 Communications Inc.	2,098,301	44,232
	Telephone & Data Systems Inc.	1,287,275	31,731
*,^	NII Holdings Inc.	2,403,223	16,030
	Consolidated Communications Holdings Inc.	533,279	9,284
	EarthLink Inc.	1,464,994	9,098
*	Cincinnati Bell Inc.	2,750,357	8,416
*	8x8 Inc.	1,003,189	8,266
*	Vonage Holdings Corp.	2,334,618	6,607
	United States Cellular Corp.	177,636	6,517
	Atlantic Tele-Network Inc.	127,456	6,329
*	Iridium Communications Inc.	799,043	6,201
*	inContact Inc.	704,195	5,789
	Shenandoah Telecommunications Co.	324,561	5,414
*	Leap Wireless International Inc.	767,242	5,164
	Lumos Networks Corp.	290,264	4,964
	USA Mobility Inc.	297,525	4,037
	IDT Corp. Class B	211,546	3,954
	NTELOS Holdings Corp.	216,276	3,560
*	Cbeyond Inc.	417,103	3,270
	HickoryTech Corp.	287,152	3,052
*	General Communication Inc. Class A	385,747	3,020
*,^	Fairpoint Communications Inc.	348,903	2,913
*	ORBCOMM Inc.	461,953	2,074
*,^	Towerstream Corp.	791,312	2,018
	Primus Telecommunications Group Inc.	134,094	1,601
*	Hawaiian Telcom Holdco Inc.	44,106	1,110
	Alaska Communications Systems Group Inc.	641,232	1,077
	Alteva	91,123	900
*,^	Elephant Talk Communications Corp.	771,629	452
*	NTS Inc.	138,750	218
			6,244,279
Utilities (3.4%)
	Duke Energy Corp.	10,020,358	676,374
	Southern Co.	12,370,927	545,929
	NextEra Energy Inc.	6,035,168	491,746
	Dominion Resources Inc.	8,210,371	466,513
	Exelon Corp.	12,143,549	374,993
	Spectra Energy Corp.	9,511,227	327,757
	American Electric Power Co. Inc.	6,895,625	308,786
	PG&E Corp.	6,281,670	287,261
	Sempra Energy	3,281,517	268,297
	PPL Corp.	8,418,008	254,729
	Consolidated Edison Inc.	4,157,138	242,403
	Public Service Enterprise Group Inc.	7,181,668	234,553
	Edison International	4,617,687	222,388
	FirstEnergy Corp.	5,924,993	221,239
	Xcel Energy Inc.	7,066,519	200,265
	Northeast Utilities	4,460,079	187,413
	Entergy Corp.	2,527,692	176,130
	DTE Energy Co.	2,471,218	165,596
	CenterPoint Energy Inc.	6,059,786	142,344
	Wisconsin Energy Corp.	3,242,253	132,900
	NiSource Inc.	4,410,449	126,315
*	Calpine Corp.	5,822,647	123,615
	NRG Energy Inc.	4,560,877	121,775
	ONEOK Inc.	2,920,221	120,634
	Ameren Corp.	3,437,195	118,377
	AES Corp.	8,989,900	107,789
	American Water Works Co. Inc.	2,504,234	103,250
	CMS Energy Corp.	3,779,477	102,688

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	SCANA Corp.	1,784,480	87,618
	Pinnacle West Capital Corp.	1,554,868	86,249
	Alliant Energy Corp.	1,564,957	78,905
	NV Energy Inc.	3,319,453	77,874
	AGL Resources Inc.	1,666,363	71,420
	Pepco Holdings Inc.	3,532,572	71,217
	ITC Holdings Corp.	735,239	67,127
	Integrys Energy Group Inc.	1,111,819	65,075
	National Fuel Gas Co.	1,119,348	64,866
	UGI Corp.	1,600,995	62,615
	Aqua America Inc.	1,969,412	61,623
	Questar Corp.	2,462,484	58,730
	Westar Energy Inc.	1,780,045	56,890
	Atmos Energy Corp.	1,269,600	52,130
	TECO Energy Inc.	2,894,309	49,753
	Great Plains Energy Inc.	2,158,991	48,664
	Cleco Corp.	855,891	39,739
	Vectren Corp.	1,158,321	39,186
	Hawaiian Electric Industries Inc.	1,468,242	37,161
	Piedmont Natural Gas Co. Inc.	1,067,959	36,033
	IDACORP Inc.	704,248	33,635
	Portland General Electric Co.	1,062,548	32,503
	WGL Holdings Inc.	725,094	31,339
*,^	Dynegy Inc.	1,350,296	30,449
	Southwest Gas Corp.	650,419	30,433
	Black Hills Corp.	621,456	30,296
	ALLETE Inc.	551,019	27,468
	UIL Holdings Corp.	710,702	27,184
	UNS Energy Corp.	582,128	26,039
	South Jersey Industries Inc.	444,832	25,538
	PNM Resources Inc.	1,118,252	24,814
	New Jersey Resources Corp.	584,382	24,269
	Avista Corp.	836,839	22,611
	NorthWestern Corp.	521,250	20,798
	El Paso Electric Co.	564,187	19,922
	Laclede Group Inc.	419,690	19,163
	MGE Energy Inc.	322,340	17,651
	Northwest Natural Gas Co.	377,750	16,047
	American States Water Co.	267,177	14,339
	Empire District Electric Co.	596,389	13,305
	California Water Service Group	658,425	12,846
	Chesapeake Utilities Corp.	131,531	6,773
	SJW Corp.	239,884	6,285
	Atlantic Power Corp.	1,495,754	5,893
	Ormat Technologies Inc.	244,325	5,747
	Unitil Corp.	178,724	5,162
	Middlesex Water Co.	236,771	4,717
	Connecticut Water Service Inc.	141,448	4,060
	York Water Co.	168,909	3,214
	Artesian Resources Corp. Class A	102,844	2,291
	Genie Energy Ltd. Class B	217,911	1,994
	Delta Natural Gas Co. Inc.	75,677	1,608
*,^	Pure Cycle Corp.	151,519	847
*,^	Cadiz Inc.	179,752	827
	Gas Natural Inc.	54,292	559
	RGC Resources Inc.	14,354	291
*	US Geothermal Inc.	106,975	37

			8,615,888
Total Common Stocks (Cost $189,704,904)			252,006,821

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2013

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)[1]
2,3	Vanguard Market Liquidity Fund	0.127%		1,903,196,535	1,903,197

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.085%	8/28/13	800	800
4,5	Fannie Mae Discount Notes	0.095%	9/4/13	6,000	5,998
6	Federal Home Loan Bank Discount Notes	0.100%	9/6/13	5,000	4,999
5,6	Federal Home Loan Bank Discount Notes	0.095%	10/4/13	3,000	2,999
6	Federal Home Loan Bank Discount Notes	0.110%	11/8/13	500	500
5,6	Federal Home Loan Bank Discount Notes	0.100%	11/13/13	25,000	24,984
4,5	Freddie Mac Discount Notes	0.100%	9/4/13	8,000	7,998
4,5	Freddie Mac Discount Notes	0.100%-0.130%	9/16/13	18,300	18,294
4,5	Freddie Mac Discount Notes	0.095%	11/18/13	10,000	9,993

					76,565

Total Temporary Cash Investments (Cost $1,979,774)					1,979,762

Total Investments (100.4%) (Cost $191,684,678)					253,986,583
Other Assets and Liabilities—Net (-0.4%)[3]					(1,056,383)
Net Assets (100%)					252,930,200

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $846,798,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $910,282,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $43,832,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

57

© 2013 The Vanguard Group. Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA 852_082013

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.